UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22201

Direxion Shares ETF Trust
(Exact name of registrant as specified in charter)

535 Madison Avenue, 37th Floor

New York, NY 10022
(Address of principal executive offices) (Zip code)

Direxion Shares ETF Trust

535 Madison Avenue, 37th Floor

New York, NY 10022
(Name and address of agent for service)

1-800-851-0511

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2026

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)	A copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”), is filed herewith.

Direxion Auspice Broad Commodity Strategy ETF
COM (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Auspice Broad Commodity Strategy ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Auspice Broad Commodity Strategy ETF	$38	0.70%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$267,229,474
Number of Holdings	2
Net Advisory Fee	$178,372
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Futures Contracts	74.0%
Total (as % of net assets)	74.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Security Type	(%)
Short-Term Investments and Other Assets	95.9%
Futures Contracts	4.1%

Top Holdings	(%)
Dreyfus Government Cash Management Institutional Shares	96.1%
Cotton No.2 December 2026 Futures	2.0%
Soybean November 2026 Futures	0.6%
Wheat July 2026 Futures	0.6%
NY Harbor ULSD May 2026 Futures	0.5%
Gasoline RBOB September 2026 Futures	0.4%
Corn September 2026 Futures	0.3%
WTI Crude October 2026 Futures	0.2%
Silver July 2026 Futures	0.0%
Copper September 2026 Futures	0.0%
Gold June 2026 Futures	0.0%
Direxion Auspice Broad Commodity Strategy ETF	PAGE 1	TSR-SAR-25460E307

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Auspice Broad Commodity Strategy ETF	PAGE 2	TSR-SAR-25460E307

Direxion HCM Tactical Enhanced US ETF
HCMT (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion HCM Tactical Enhanced US ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion HCM Tactical Enhanced US ETF	$55	1.15%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$551,076,641
Number of Holdings	508
Net Advisory Fee	$2,962,686
Portfolio Turnover	69%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	90.0%
Common Stocks	39.8%
Total (as % of net assets)	129.8%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Security Type	(%)
Short-Term Investments and Other Assets	56.6%
Common Stocks	39.8%
Total Return Swap Contracts	3.6%

Top Holdings	(%)
Dreyfus Treasury Securities Cash Management Institutional Shares	41.5%
Goldman Sachs Financial Square Government Fund Institutional Shares	12.9%
Dreyfus Government Cash Management Institutional Shares	5.0%
NVIDIA Corp.	3.1%
Apple, Inc.	2.6%
Invesco QQQ Trust Series 1 total return swap	2.2%
Microsoft Corp.	2.0%
Amazon.com, Inc.	1.7%
Alphabet, Inc. Class A	1.4%
Technology Select Sector SPDR Fund total return swap	1.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is distributed by ALPS Distributors, Inc.
Direxion HCM Tactical Enhanced US ETF	PAGE 1	TSR-SAR-25461A726

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion HCM Tactical Enhanced US ETF	PAGE 2	TSR-SAR-25461A726

Direxion NASDAQ-100® Equal Weighted Index ETF
QQQE (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion NASDAQ-100® Equal Weighted Index ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion NASDAQ-100® Equal Weighted Index ETF	$18	0.35%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,215,536,882
Number of Holdings	102
Net Advisory Fee	$918,110
Portfolio Turnover	20%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Common Stocks	100.0%
Total (as % of net assets)	100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Information Technology	44.2%
Industrials	12.0%
Consumer Discretionary	10.9%
Health Care	8.6%
Communication Services	8.1%
Consumer Staples	7.7%
Utilities	3.9%
Energy	2.0%
Financials	1.0%
Materials	0.9%
Real Estate	0.7%

Top 10 Constituents of Index	(%)
Intel Corp.	1.9%
Marvell Technology, Inc.	1.7%
Advanced Micro Devices, Inc.	1.6%
Seagate Technology Holdings PLC ADR	1.5%
ARM Holdings PLC ADR	1.4%
NXP Semiconductors NV ADR	1.4%
Monolithic Power Systems, Inc.	1.4%
Texas Instruments, Inc.	1.4%
Western Digital Corp.	1.3%
Microchip Technology, Inc.	1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is distributed by ALPS Distributors, Inc.
Direxion NASDAQ-100® Equal Weighted Index ETF	PAGE 1	TSR-SAR-25459Y207

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion NASDAQ-100® Equal Weighted Index ETF	PAGE 2	TSR-SAR-25459Y207

Direxion Daily AAPL Bear 1X ETF
AAPD (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily AAPL Bear 1X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily AAPL Bear 1X ETF	$46	0.93%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$18,607,380
Number of Holdings	9
Net Advisory Fee	$76,672
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily AAPL Bear 1X ETF	PAGE 1	TSR-SAR-25461A304

Direxion Daily AAPL Bull 2X ETF
AAPU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily AAPL Bull 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily AAPL Bull 2X ETF	$41	0.86%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$205,313,381
Number of Holdings	11
Net Advisory Fee	$634,151
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	186.9%
Common Stocks	13.1%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily AAPL Bull 2X ETF	PAGE 1	TSR-SAR-25461A874

Direxion Daily ADBE Bull 2X ETF
ADBU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily ADBE Bull 2X ETF for the period of March 24, 2026 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily ADBE Bull 2X ETF	$10	0.95%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$3,860,923
Number of Holdings	7
Net Advisory Fee	$53
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	193.3%
Common Stocks	6.7%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily ADBE Bull 2X ETF	PAGE 1	TSR-SAR-25461H622

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily ADBE Bull 2X ETF	PAGE 2	TSR-SAR-25461H622

Direxion Daily AI and Big Data Bear 2X ETF
AIBD (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily AI and Big Data Bear 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily AI and Big Data Bear 2X ETF	$48	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$4,544,322
Number of Holdings	5
Net Advisory Fee	$10,119
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-200.0%
Total (as % of net assets)	-200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Semiconductors & Semiconductor Equipment	30.5%
Software	21.0%
Interactive Media & Services	15.3%
Technology Hardware, Storage & Peripherals	11.8%
IT Services	10.9%
Broadline Retail	7.8%
Communications Equipment	1.5%
Life Sciences Tools & Services	1.1%
Professional Services	0.1%

Top 10 Constituents of Index	(%)
Intel Corp.	8.6%
Alphabet, Inc.	8.3%
Amazon.com, Inc.	7.9%
NVIDIA Corp.	7.6%
Apple, Inc.	7.5%
Meta Platforms, Inc.	7.0%
Advanced Micro Devices, Inc.	6.5%
Microsoft Corp.	6.3%
Broadcom, Inc.	5.1%
CoreWeave, Inc.	4.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-2X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -200% of the return of the benchmark’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily AI and Big Data Bear 2X ETF	PAGE 1	TSR-SAR-25461A692

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily AI and Big Data Bear 2X ETF	PAGE 2	TSR-SAR-25461A692

Direxion Daily AI and Big Data Bull 2X ETF
AIBU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily AI and Big Data Bull 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily AI and Big Data Bull 2X ETF	$44	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$27,087,382
Number of Holdings	38
Net Advisory Fee	$114,244
Portfolio Turnover	39%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	122.0%
Common Stocks	78.0%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Semiconductors & Semiconductor Equipment	30.5%
Software	21.0%
Interactive Media & Services	15.3%
Technology Hardware, Storage & Peripherals	11.8%
IT Services	10.9%
Broadline Retail	7.8%
Communications Equipment	1.5%
Life Sciences Tools & Services	1.1%
Professional Services	0.1%

Top 10 Constituents of Index	(%)
Intel Corp.	8.6%
Alphabet, Inc.	8.3%
Amazon.com, Inc.	7.9%
NVIDIA Corp.	7.6%
Apple, Inc.	7.5%
Meta Platforms, Inc.	7.0%
Advanced Micro Devices, Inc.	6.5%
Microsoft Corp.	6.3%
Broadcom, Inc.	5.1%
CoreWeave, Inc.	4.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily AI and Big Data Bull 2X ETF	PAGE 1	TSR-SAR-25461A718

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily AI and Big Data Bull 2X ETF	PAGE 2	TSR-SAR-25461A718

Direxion Daily AMD Bear 1X ETF
AMDD (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily AMD Bear 1X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily AMD Bear 1X ETF	$38	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$22,313,272
Number of Holdings	9
Net Advisory Fee	$47,320
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily AMD Bear 1X ETF	PAGE 1	TSR-SAR-25461A395

Direxion Daily AMD Bull 2X ETF
AMUU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily AMD Bull 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily AMD Bull 2X ETF	$55	0.90%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$74,171,760
Number of Holdings	11
Net Advisory Fee	$165,909
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	191.2%
Common Stocks	8.8%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily AMD Bull 2X ETF	PAGE 1	TSR-SAR-25461A411

Direxion Daily AMZN Bear 1X ETF
AMZD (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily AMZN Bear 1X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily AMZN Bear 1X ETF	$45	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$14,630,876
Number of Holdings	6
Net Advisory Fee	$26,852
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily AMZN Bear 1X ETF	PAGE 1	TSR-SAR-25461A502

Direxion Daily AMZN Bull 2X ETF
AMZU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily AMZN Bull 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily AMZN Bull 2X ETF	$44	0.86%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$427,876,300
Number of Holdings	9
Net Advisory Fee	$1,240,563
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	189.3%
Common Stocks	10.7%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily AMZN Bull 2X ETF	PAGE 1	TSR-SAR-25461A858

Direxion Daily ASML Bull 2X ETF
ASMU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily ASML Bull 2X ETF for the period of February 10, 2026 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily ASML Bull 2X ETF	$20	0.95%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$6,648,724
Number of Holdings	9
Net Advisory Fee	$3,216
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	193.7%
Common Stocks	6.3%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily ASML Bull 2X ETF	PAGE 1	TSR-SAR-25461H663

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily ASML Bull 2X ETF	PAGE 2	TSR-SAR-25461H663

Direxion Daily AVGO Bear 1X ETF
AVS (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily AVGO Bear 1X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily AVGO Bear 1X ETF	$43	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$6,934,124
Number of Holdings	8
Net Advisory Fee	$34,509
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily AVGO Bear 1X ETF	PAGE 1	TSR-SAR-25461A551

Direxion Daily AVGO Bull 2X ETF
AVL (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily AVGO Bull 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily AVGO Bull 2X ETF	$45	0.86%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$188,507,262
Number of Holdings	10
Net Advisory Fee	$624,723
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	183.1%
Common Stocks	16.9%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily AVGO Bull 2X ETF	PAGE 1	TSR-SAR-25461A569

Direxion Daily BA Bull 2X ETF
BOEU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily BA Bull 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily BA Bull 2X ETF	$51	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$18,806,141
Number of Holdings	10
Net Advisory Fee	$89,005
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	186.0%
Common Stocks	14.0%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily BA Bull 2X ETF	PAGE 1	TSR-SAR-25461A338

Direxion Daily BABA Bull 2X ETF
BABU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily BABA Bull 2X ETF for the period of February 10, 2026 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily BABA Bull 2X ETF	$16	0.95%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$3,314,420
Number of Holdings	8
Net Advisory Fee	$0
Portfolio Turnover	186%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	182.9%
Common Stocks	17.1%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily BABA Bull 2X ETF	PAGE 1	TSR-SAR-25461H655

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily BABA Bull 2X ETF	PAGE 2	TSR-SAR-25461H655

Direxion Daily Biotech Top 5 Bull 2X ETF
TBXU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily Biotech Top 5 Bull 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Biotech Top 5 Bull 2X ETF	$48	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$2,951,897
Number of Holdings	10
Net Advisory Fee	$0
Portfolio Turnover	137%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	156.5%
Common Stocks	43.5%
Total (as % of net assets)	200.0%

Index Composition	(%)
Biotechnology	100.0%

Top 5 Constituents of Index	(%)
Argenx SE ADR	23.1%
Regeneron Pharmaceuticals, Inc.	19.7%
Amgen, Inc.	19.6%
Vertex Pharmaceuticals, Inc.	18.9%
Gilead Sciences, Inc.	18.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Biotech Top 5 Bull 2X ETF	PAGE 1	TSR-SAR-25461H101

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Biotech Top 5 Bull 2X ETF	PAGE 2	TSR-SAR-25461H101

Direxion Daily BRKB Bull 2X ETF
BRKU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily BRKB Bull 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily BRKB Bull 2X ETF	$42	0.88%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$58,526,241
Number of Holdings	9
Net Advisory Fee	$202,358
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	178.1%
Common Stocks	21.9%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily BRKB Bull 2X ETF	PAGE 1	TSR-SAR-25461A452

Direxion Daily COIN Bull 2X ETF
CONX (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily COIN Bull 2X ETF for the period of November 18, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily COIN Bull 2X ETF	$29	0.95%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$3,052,929
Number of Holdings	9
Net Advisory Fee	$0
Portfolio Turnover	32%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	188.7%
Common Stocks	11.3%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily COIN Bull 2X ETF	PAGE 1	TSR-SAR-25461H838

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily COIN Bull 2X ETF	PAGE 2	TSR-SAR-25461H838

Direxion Daily CSCO Bear 1X ETF
CSCS (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily CSCO Bear 1X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily CSCO Bear 1X ETF	$42	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,767,541
Number of Holdings	7
Net Advisory Fee	$1,050
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily CSCO Bear 1X ETF	PAGE 1	TSR-SAR-25461A262

Direxion Daily CSCO Bull 2X ETF
CSCL (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily CSCO Bull 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily CSCO Bull 2X ETF	$58	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$4,969,913
Number of Holdings	9
Net Advisory Fee	$11,773
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	195.1%
Common Stocks	4.9%
Total (as % of net assets)	200.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily CSCO Bull 2X ETF	PAGE 1	TSR-SAR-25461A288

Direxion Daily CSI 300 China A Share Bull 2X ETF
CHAU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily CSI 300 China A Share Bull 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily CSI 300 China A Share Bull 2X Shares	$102	0.88%
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$104,054,352
Number of Holdings	9
Net Advisory Fee	$457,117
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	167.1%
Investment Companies	32.9%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Information Technology	27.0%
Financials	20.2%
Industrials	17.2%
Materials	10.1%
Consumer Staples	7.2%
Consumer Discretionary	5.9%
Health Care	4.5%
Energy	3.0%
Utilities	2.8%
Communication Services	1.6%
Real Estate	0.5%

Top 10 Constituents of Index	(%)
Contemporary Amperex Technology Co. Ltd.	4.4%
Zhongji Innolight Ltd.	3.6%
Kweichow Moutai Co. Ltd.	3.3%
Ping An Insurance Group Comapny of China Ltd.	2.4%
Zijin Mining Group Co. Ltd.	2.1%
Eoptolink Technology Inc. Ltd.	2.0%
China Merchants Bank Co. Ltd.	1.8%
Midea Group Co., Ltd.	1.5%
Cambricon Technologies Corp. Ltd.	1.4%
Luxshare Precision Industry Co. Ltd.	1.3%
Direxion Daily CSI 300 China A Share Bull 2X ETF	PAGE 1	TSR-SAR-25490K869

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily CSI 300 China A Share Bull 2X ETF	PAGE 2	TSR-SAR-25490K869

Direxion Daily CSI China Internet Index Bull 2X ETF
CWEB (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily CSI China Internet Index Bull 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily CSI China Internet Index Bull 2X ETF	$33	0.87%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$251,903,100
Number of Holdings	9
Net Advisory Fee	$974,775
Portfolio Turnover	8%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	148.5%
Investment Companies	51.5%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Broadline Retail	25.3%
Interactive Media & Services	23.0%
Entertainment	13.3%
Hotels, Restaurants & Leisure	13.0%
Consumer Staples Distribution & Retail	7.8%
Real Estate Management & Development	4.7%
Ground Transportation	3.8%
Diversified Consumer Services	3.2%
Professional Services	3.0%
Insurance	1.0%
Other	1.9%

Top 10 Constituents of Index	(%)
Tencent Holdings Ltd.	9.7%
Alibaba Group Holding Ltd.	9.3%
PDD Holdings, Inc.	8.6%
Meituan Class B	7.3%
NetEase, Inc.	6.2%
JD.com	5.0%
KE Holdings, Inc.	4.7%
Baidu, Inc. Class A	4.7%
Trip.com Group Ltd.	3.8%
JD Health International, Inc.	3.8%
Direxion Daily CSI China Internet Index Bull 2X ETF	PAGE 1	TSR-SAR-25460G187

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily CSI China Internet Index Bull 2X ETF	PAGE 2	TSR-SAR-25460G187

Direxion Daily Energy Bear 2X ETF
ERY (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily Energy Bear 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Energy Bear 2X ETF	$36	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$42,614,904
Number of Holdings	7
Net Advisory Fee	$88,452
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-200.0%
Total (as % of net assets)	-200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Oil, Gas & Consumable Fuels	89.7%
Energy Equipment & Services	10.3%

Top 10 Constituents of Index	(%)
Exxon Mobil Corp.	22.2%
Chevron Corp.	16.7%
ConocoPhillips	7.1%
Schlumberger Ltd. ADR	4.6%
Williams Companies, Inc.	4.4%
Valero Energy Corp.	4.2%
EOG Resources, Inc.	4.2%
Marathon Petroleum Corp.	4.0%
Phillips 66	3.9%
Baker Hughes Co.	3.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-2X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -200% of the return of the benchmark’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Energy Bear 2X ETF	PAGE 1	TSR-SAR-25460G179

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Energy Bear 2X ETF	PAGE 2	TSR-SAR-25460G179

Direxion Daily Energy Bull 2X ETF
ERX (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily Energy Bull 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Energy Bull 2X ETF	$62	0.90%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$277,042,300
Number of Holdings	30
Net Advisory Fee	$966,194
Portfolio Turnover	18%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	132.2%
Common Stocks	67.8%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Oil, Gas & Consumable Fuels	89.7%
Energy Equipment & Services	10.3%

Top 10 Constituents of Index	(%)
Exxon Mobil Corp.	22.2%
Chevron Corp.	16.7%
ConocoPhillips	7.1%
Schlumberger Ltd. ADR	4.6%
Williams Companies, Inc.	4.4%
Valero Energy Corp.	4.2%
EOG Resources, Inc.	4.2%
Marathon Petroleum Corp.	4.0%
Phillips 66	3.9%
Baker Hughes Co.	3.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Energy Bull 2X ETF	PAGE 1	TSR-SAR-25460G609

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Energy Bull 2X ETF	PAGE 2	TSR-SAR-25460G609

Direxion Daily Energy Top 5 Bull 2X ETF
TEXU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily Energy Top 5 Bull 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Energy Top 5 Bull 2X ETF	$68	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$5,350,642
Number of Holdings	11
Net Advisory Fee	$0
Portfolio Turnover	61%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	155.0%
Common Stocks	45.0%
Total (as % of net assets)	200.0%

Index Composition	(%)
Oil, Gas & Consumable Fuels	77.8%
Energy Equipment & Services	22.2%

Top 5 Constituents of Index	(%)
Schlumberger Ltd. ADR	22.2%
ConocoPhillips	20.3%
Williams Companies, Inc.	19.3%
Exxon Mobil Corp.	19.2%
Chevron Corp.	19.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Energy Top 5 Bull 2X ETF	PAGE 1	TSR-SAR-25461H200

Direxion Daily Gold Miners Index Bear 2X ETF
DUST (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily Gold Miners Index Bear 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Gold Miners Index Bear 2X ETF	$32	0.87%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$106,782,725
Number of Holdings	7
Net Advisory Fee	$411,794
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-200.0%
Total (as % of net assets)	-200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Metals & Mining	100.0%

Top 10 Constituents of Index	(%)
Agnico Eagle Mines Ltd.	11.6%
Newmont Corp.	11.5%
Barrick Gold Corp.	7.6%
Anglogold Ashanti PLC	5.1%
Franco-Nevada Corp.	5.0%
Wheaton Precious Metals Corp.	4.9%
Kinross Gold Corp.	4.8%
Gold Fields Ltd.	4.4%
Pan American Silver Corp.	3.2%
Northern Star Resources Ltd.	2.8%
Direxion Daily Gold Miners Index Bear 2X ETF	PAGE 1	TSR-SAR-25461A189

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-2X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -200% of the return of the benchmark’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Gold Miners Index Bear 2X ETF	PAGE 2	TSR-SAR-25461A189

Direxion Daily Gold Miners Index Bull 2X ETF
NUGT (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily Gold Miners Index Bull 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Gold Miners Index Bull 2X ETF	$48	0.85%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,024,759,890
Number of Holdings	10
Net Advisory Fee	$4,516,699
Portfolio Turnover	95%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	147.1%
Investment Companies	52.9%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Metals & Mining	100.0%

Top 10 Constituents of Index	(%)
Agnico Eagle Mines Ltd.	11.6%
Newmont Corp.	11.5%
Barrick Gold Corp.	7.6%
Anglogold Ashanti PLC	5.1%
Franco-Nevada Corp.	5.0%
Wheaton Precious Metals Corp.	4.9%
Kinross Gold Corp.	4.8%
Gold Fields Ltd.	4.4%
Pan American Silver Corp.	3.2%
Northern Star Resources Ltd.	2.8%
Direxion Daily Gold Miners Index Bull 2X ETF	PAGE 1	TSR-SAR-25460G781

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Gold Miners Index Bull 2X ETF	PAGE 2	TSR-SAR-25460G781

Direxion Daily GOOGL Bear 1X ETF
GGLS (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily GOOGL Bear 1X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily GOOGL Bear 1X ETF	$40	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$18,438,549
Number of Holdings	6
Net Advisory Fee	$53,108
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily GOOGL Bear 1X ETF	PAGE 1	TSR-SAR-25461A601

Direxion Daily GOOGL Bull 2X ETF
GGLL (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily GOOGL Bull 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily GOOGL Bull 2X ETF	$57	0.85%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,136,074,997
Number of Holdings	10
Net Advisory Fee	$3,649,427
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	188.5%
Common Stocks	11.5%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily GOOGL Bull 2X ETF	PAGE 1	TSR-SAR-25461A841

Direxion Daily HOOD Bull 2X ETF
HODU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily HOOD Bull 2X ETF for the period of November 18, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily HOOD Bull 2X ETF	$27	0.95%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$9,460,514
Number of Holdings	9
Net Advisory Fee	$5,354
Portfolio Turnover	61%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	195.9%
Common Stocks	4.1%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily HOOD Bull 2X ETF	PAGE 1	TSR-SAR-25461H820

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily HOOD Bull 2X ETF	PAGE 2	TSR-SAR-25461H820

Direxion Daily INTC Bull 2X ETF
LINT (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily INTC Bull 2X ETF for the period of November 18, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily INTC Bull 2X ETF	$138	0.95%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$44,487,212
Number of Holdings	9
Net Advisory Fee	$34,230
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	190.2%
Common Stocks	9.8%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily INTC Bull 2X ETF	PAGE 1	TSR-SAR-25461H812

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily INTC Bull 2X ETF	PAGE 2	TSR-SAR-25461H812

Direxion Daily Junior Gold Miners Index Bear 2X ETF
JDST (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily Junior Gold Miners Index Bear 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Junior Gold Miners Index Bear 2X ETF	$31	0.90%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$51,397,268
Number of Holdings	6
Net Advisory Fee	$151,873
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-200.0%
Total (as % of net assets)	-200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Metals & Mining	100.0%

Top 10 Constituents of Index	(%)
Alamos Gold, Inc.	6.6%
Coeur Mining, Inc.	6.6%
Equinox Gold Corp.	6.6%
Endeavour Mining PLC	6.2%
Evolution Mining Ltd.	5.9%
Industrias Peñoles S.A.B. de C.V.	2.8%
First Majestic Silver Corp.	2.7%
Hecla Mining Co.	2.2%
IAMGOLD Corp.	2.2%
Lundin Gold, Inc.	2.0%
Direxion Daily Junior Gold Miners Index Bear 2X ETF	PAGE 1	TSR-SAR-25461A171

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-2X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -200% of the return of the benchmark’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Junior Gold Miners Index Bear 2X ETF	PAGE 2	TSR-SAR-25461A171

Direxion Daily Junior Gold Miners Index Bull 2X ETF
JNUG (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily Junior Gold Miners Index Bull 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Junior Gold Miners Index Bull 2X ETF	$48	0.84%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$475,010,925
Number of Holdings	7
Net Advisory Fee	$2,267,095
Portfolio Turnover	86%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	163.9%
Investment Companies	36.1%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Metals & Mining	100.0%

Top 10 Constituents of Index	(%)
Alamos Gold, Inc.	6.6%
Coeur Mining, Inc.	6.6%
Equinox Gold Corp.	6.6%
Endeavour Mining PLC	6.2%
Evolution Mining Ltd.	5.9%
Industrias Peñoles S.A.B. de C.V.	2.8%
First Majestic Silver Corp.	2.7%
Hecla Mining Co.	2.2%
IAMGOLD Corp.	2.2%
Lundin Gold, Inc.	2.0%
Direxion Daily Junior Gold Miners Index Bull 2X ETF	PAGE 1	TSR-SAR-25460G831

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Junior Gold Miners Index Bull 2X ETF	PAGE 2	TSR-SAR-25460G831

Direxion Daily LLY Bull 2X ETF
ELIL (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily LLY Bull 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily LLY Bull 2X ETF	$48	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$21,490,529
Number of Holdings	9
Net Advisory Fee	$62,819
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	184.7%
Common Stocks	15.3%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily LLY Bull 2X ETF	PAGE 1	TSR-SAR-25461A312

Direxion Daily LMT Bull 2X ETF
LMTL (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily LMT Bull 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily LMT Bull 2X ETF	$48	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$7,289,547
Number of Holdings	9
Net Advisory Fee	$18,207
Portfolio Turnover	27%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	185.0%
Common Stocks	15.0%
Total (as % of net assets)	200.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily LMT Bull 2X ETF	PAGE 1	TSR-SAR-25461H887

Direxion Daily Magnificent 7 Bear 1X ETF
QQQD (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily Magnificent 7 Bear 1X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Magnificent 7 Bear 1X ETF	$23	0.45%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$23,218,308
Number of Holdings	6
Net Advisory Fee	$15,071
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Interactive Media & Services	29.2%
Broadline Retail	16.1%
Semiconductors & Semiconductor Equipment	14.5%
Technology Hardware, Storage & Peripherals	13.8%
Software	13.6%
Automobiles	12.8%

Top 10 Constituents of Index	(%)
Alphabet, Inc. Class A	16.3%
Amazon.com, Inc.	16.1%
NVIDIA Corp.	14.5%
Apple, Inc.	13.8%
Microsoft Corp.	13.6%
Meta Platforms, Inc.	12.9%
Tesla, Inc.	12.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Magnificent 7 Bear 1X ETF	PAGE 1	TSR-SAR-25461A668

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Magnificent 7 Bear 1X ETF	PAGE 2	TSR-SAR-25461A668

Direxion Daily Magnificent 7 Bull 2X ETF
QQQU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily Magnificent 7 Bull 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Magnificent 7 Bull 2X ETF	$46	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$101,953,390
Number of Holdings	14
Net Advisory Fee	$392,442
Portfolio Turnover	200%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	159.8%
Common Stocks	40.2%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Interactive Media & Services	29.2%
Broadline Retail	16.1%
Semiconductors & Semiconductor Equipment	14.5%
Technology Hardware, Storage & Peripherals	13.8%
Software	13.6%
Automobiles	12.8%

Top 10 Constituents of Index	(%)
Alphabet, Inc. Class A	16.3%
Amazon.com, Inc.	16.1%
NVIDIA Corp.	14.5%
Apple, Inc.	13.8%
Microsoft Corp.	13.6%
Meta Platforms, Inc.	12.9%
Tesla, Inc.	12.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Magnificent 7 Bull 2X ETF	PAGE 1	TSR-SAR-25461A650

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Magnificent 7 Bull 2X ETF	PAGE 2	TSR-SAR-25461A650

Direxion Daily META Bear 1X ETF
METD (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily META Bear 1X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily META Bear 1X ETF	$48	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$8,999,249
Number of Holdings	8
Net Advisory Fee	$21,334
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily META Bear 1X ETF	PAGE 1	TSR-SAR-25461A106

Direxion Daily META Bull 2X ETF
METU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily META Bull 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily META Bull 2X ETF	$38	0.86%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$415,114,764
Number of Holdings	10
Net Advisory Fee	$2,250,164
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	188.2%
Common Stocks	11.8%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily META Bull 2X ETF	PAGE 1	TSR-SAR-25461A809

Direxion Daily MRVL Bull 2X ETF
MRVU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily MRVL Bull 2X ETF for the period of February 10, 2026 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily MRVL Bull 2X ETF	$47	0.95%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$33,730,248
Number of Holdings	8
Net Advisory Fee	$11,886
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	183.6%
Common Stocks	16.4%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily MRVL Bull 2X ETF	PAGE 1	TSR-SAR-25461H648

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily MRVL Bull 2X ETF	PAGE 2	TSR-SAR-25461H648

Direxion Daily MSCI Brazil Bull 2X ETF
BRZU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily MSCI Brazil Bull 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily MSCI Brazil Bull 2X ETF	$59	0.91%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$125,311,187
Number of Holdings	8
Net Advisory Fee	$475,587
Portfolio Turnover	25%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	151.9%
Investment Companies	48.1%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Financials	35.3%
Energy	17.4%
Utilities	13.7%
Materials	13.5%
Industrials	8.2%
Consumer Staples	5.4%
Consumer Discretionary	2.4%
Communication Services	2.2%
Health Care	1.2%
Information Technology	0.7%

Top 10 Constituents of Index	(%)
Vale S.A.	10.5%
Nu Holdings Ltd. Class A	8.8%
Itaú Unibanco Holding S.A.	8.5%
Petróleo Brasileiro S.A.	7.9%
Petróleo Brasileiro S.A. - Petrobras	7.3%
B3 S.A. - Brasil, Bolsa, Balcão	3.6%
Banco Bradesco S.A.	3.4%
Companhia de Saneamento Básico do Estado de São Paulo	3.2%
AXIA Energia S.A.	2.9%
WEG S.A.	2.9%
Direxion Daily MSCI Brazil Bull 2X ETF	PAGE 1	TSR-SAR-25460G708

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily MSCI Brazil Bull 2X ETF	PAGE 2	TSR-SAR-25460G708

Direxion Daily MSCI India Bull 2X ETF
INDL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily MSCI India Bull 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily MSCI India Bull 2X ETF	$41	0.91%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$59,778,334
Number of Holdings	8
Net Advisory Fee	$232,614
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	140.0%
Investment Companies	60.0%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Financials	28.7%
Consumer Discretionary	12.1%
Industrials	11.1%
Energy	9.2%
Materials	8.8%
Information Technology	7.6%
Consumer Staples	6.2%
Health Care	6.1%
Communication Services	4.6%
Utilities	4.3%
Real Estate	1.3%

Top 10 Constituents of Index	(%)
HDFC Bank Ltd.	6.6%
Reliance Industries Ltd.	6.5%
ICICI Bank Ltd.	5.0%
Bharti Airtel Ltd.	3.6%
Infosys Ltd.	2.9%
Axis Bank Ltd.	2.2%
Mahindra & Mahindra	2.2%
Larsen & Toubro Ltd.	2.0%
Bajaj Finserv Ltd.	2.0%
Tata Consultancy Services	1.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily MSCI India Bull 2X ETF	PAGE 1	TSR-SAR-25490K331

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily MSCI India Bull 2X ETF	PAGE 2	TSR-SAR-25490K331

Direxion Daily MSFT Bear 1X ETF
MSFD (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily MSFT Bear 1X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily MSFT Bear 1X ETF	$53	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$41,328,596
Number of Holdings	6
Net Advisory Fee	$39,359
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily MSFT Bear 1X ETF	PAGE 1	TSR-SAR-25461A403

Direxion Daily MSFT Bull 2X ETF
MSFU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily MSFT Bull 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily MSFT Bull 2X ETF	$33	0.85%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$847,312,872
Number of Holdings	9
Net Advisory Fee	$1,659,224
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	186.6%
Common Stocks	13.4%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily MSFT Bull 2X ETF	PAGE 1	TSR-SAR-25461A866

Direxion Daily MU Bear 1X ETF
MUD (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily MU Bear 1X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily MU Bear 1X ETF	$32	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$27,831,138
Number of Holdings	9
Net Advisory Fee	$163,805
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily MU Bear 1X ETF	PAGE 1	TSR-SAR-25461A163

Direxion Daily MU Bull 2X ETF
MUU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily MU Bull 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily MU Bull 2X ETF	$105	0.85%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,419,510,210
Number of Holdings	11
Net Advisory Fee	$2,981,144
Portfolio Turnover	37%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	187.0%
Common Stocks	13.0%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily MU Bull 2X ETF	PAGE 1	TSR-SAR-25461A528

Direxion Daily NFLX Bear 1X ETF
NFXS (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily NFLX Bear 1X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily NFLX Bear 1X ETF	$51	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$5,000,353
Number of Holdings	8
Net Advisory Fee	$16,073
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily NFLX Bear 1X ETF	PAGE 1	TSR-SAR-25461A205

Direxion Daily NFLX Bull 2X ETF
NFXL (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily NFLX Bull 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily NFLX Bull 2X ETF	$35	0.86%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$173,374,645
Number of Holdings	10
Net Advisory Fee	$519,666
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	184.9%
Common Stocks	15.1%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily NFLX Bull 2X ETF	PAGE 1	TSR-SAR-25461A882

Direxion Daily NVDA Bear 1X ETF
NVDD (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily NVDA Bear 1X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily NVDA Bear 1X ETF	$47	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$22,665,018
Number of Holdings	9
Net Advisory Fee	$122,833
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily NVDA Bear 1X ETF	PAGE 1	TSR-SAR-25461A197

Direxion Daily NVDA Bull 2X ETF
NVDU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily NVDA Bull 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily NVDA Bull 2X ETF	$39	0.85%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$547,110,117
Number of Holdings	11
Net Advisory Fee	$2,257,927
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	189.9%
Common Stocks	10.1%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily NVDA Bull 2X ETF	PAGE 1	TSR-SAR-25461A833

Direxion Daily NYSE FANG+ Bull 2X ETF
FNGG (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily NYSE FANG+ Bull 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily NYSE FANG+ Bull 2X ETF	$42	0.90%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$131,246,778
Number of Holdings	18
Net Advisory Fee	$434,075
Portfolio Turnover	144%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	159.5%
Common Stocks	40.5%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Semiconductors & Semiconductor Equipment	32.0%
Interactive Media & Services	20.3%
Software	17.6%
Broadline Retail	11.4%
Technology Hardware, Storage & Peripherals	9.8%
Entertainment	8.9%

Top 10 Constituents of Index	(%)
Broadcom, Inc.	11.9%
Amazon.com, Inc.	11.4%
Alphabet, Inc. Class A	11.3%
Micron Technology, Inc.	10.1%
NVIDIA Corp.	10.0%
Apple, Inc.	9.8%
Microsoft Corp.	9.4%
Meta Platforms, Inc.	9.0%
Netflix, Inc.	8.9%
Palantir Technologies, Inc.	8.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily NYSE FANG+ Bull 2X ETF	PAGE 1	TSR-SAR-25460G161

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily NYSE FANG+ Bull 2X ETF	PAGE 2	TSR-SAR-25460G161

Direxion Daily ORCL Bear 1X ETF
ORCS (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily ORCL Bear 1X ETF for the period of November 18, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily ORCL Bear 1X ETF	$47	0.95%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$7,535,147
Number of Holdings	7
Net Advisory Fee	$17,785
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily ORCL Bear 1X ETF	PAGE 1	TSR-SAR-25461H788

Direxion Daily ORCL Bull 2X ETF
ORCU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily ORCL Bull 2X ETF for the period of November 18, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily ORCL Bull 2X ETF	$31	0.95%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$47,498,145
Number of Holdings	9
Net Advisory Fee	$84,123
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	193.5%
Common Stocks	6.5%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily ORCL Bull 2X ETF	PAGE 1	TSR-SAR-25461H796

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily ORCL Bull 2X ETF	PAGE 2	TSR-SAR-25461H796

Direxion Daily PANW Bear 1X ETF
PALD (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily PANW Bear 1X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily PANW Bear 1X ETF	$51	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$2,351,279
Number of Holdings	8
Net Advisory Fee	$2,974
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily PANW Bear 1X ETF	PAGE 1	TSR-SAR-25461A361

Direxion Daily PANW Bull 2X ETF
PALU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily PANW Bull 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily PANW Bull 2X ETF	$37	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$11,876,005
Number of Holdings	9
Net Advisory Fee	$35,257
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	186.2%
Common Stocks	13.8%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily PANW Bull 2X ETF	PAGE 1	TSR-SAR-25461A379

Direxion Daily PLTR Bear 1X ETF
PLTD (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily PLTR Bear 1X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily PLTR Bear 1X ETF	$51	0.89%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$31,852,377
Number of Holdings	8
Net Advisory Fee	$166,108
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily PLTR Bear 1X ETF	PAGE 1	TSR-SAR-25461A429

Direxion Daily PLTR Bull 2X ETF
PLTU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily PLTR Bull 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily PLTR Bull 2X ETF	$29	0.85%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$486,948,981
Number of Holdings	10
Net Advisory Fee	$1,855,371
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	179.0%
Common Stocks	21.0%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily PLTR Bull 2X ETF	PAGE 1	TSR-SAR-25461A445

Direxion Daily PYPL Bull 2X ETF
PYPU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily PYPL Bull 2X ETF for the period of March 24, 2026 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily PYPL Bull 2X ETF	$11	0.95%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$3,142,564
Number of Holdings	9
Net Advisory Fee	$0
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	191.2%
Common Stocks	8.8%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily PYPL Bull 2X ETF	PAGE 1	TSR-SAR-25461H614

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily PYPL Bull 2X ETF	PAGE 2	TSR-SAR-25461H614

Direxion Daily QCOM Bear 1X ETF
QCMD (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily QCOM Bear 1X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily QCOM Bear 1X ETF	$46	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$2,933,770
Number of Holdings	8
Net Advisory Fee	$1,940
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily QCOM Bear 1X ETF	PAGE 1	TSR-SAR-25461A254

Direxion Daily QCOM Bull 2X ETF
QCMU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily QCOM Bull 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily QCOM Bull 2X ETF	$44	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$19,673,330
Number of Holdings	9
Net Advisory Fee	$15,937
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	190.8%
Common Stocks	9.2%
Total (as % of net assets)	200.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily QCOM Bull 2X ETF	PAGE 1	TSR-SAR-25461A270

Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF
UBOT (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF	$47	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$32,221,880
Number of Holdings	8
Net Advisory Fee	$115,130
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	157.1%
Investment Companies	42.9%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Machinery	36.5%
Electronic Equipment, Instruments & Components	14.9%
Electrical Equipment	8.9%
Health Care Equipment & Supplies	8.6%
Semiconductors & Semiconductor Equipment	8.3%
Software	6.6%
Interactive Media & Services	4.5%
Automobiles	3.4%
Aerospace & Defense	3.3%
Technology Hardware, Storage & Peripherals	1.7%
Other	3.3%

Top 10 Constituents of Index	(%)
ABB Ltd.	8.9%
Keyence Corp.	8.9%
FANUC Corp.	8.4%
NVIDIA Corp.	8.3%
Intuitive Surgical, Inc.	7.0%
SMC Corp.	4.7%
Shenzhen Inovance Technology Co. Ltd.	4.2%
Daifuku Co. Ltd.	3.5%
Horizon Robotics, Inc.	2.5%
Alphabet, Inc. Class A	2.4%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF	PAGE 1	TSR-SAR-25460G823

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF	PAGE 2	TSR-SAR-25460G823

Direxion Daily S&P 500® Bear 1X ETF
SPDN (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily S&P 500® Bear 1X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily S&P 500® Bear 1X ETF	$22	0.45%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$219,926,038
Number of Holdings	5
Net Advisory Fee	$347,682
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Information Technology	35.0%
Financials	12.0%
Communication Services	11.0%
Consumer Discretionary	10.0%
Industrials	8.8%
Health Care	8.5%
Consumer Staples	4.9%
Energy	3.5%
Utilities	2.4%
Materials	2.0%
Real Estate	1.9%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	7.9%
Apple, Inc.	6.5%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.2%
Alphabet, Inc. Class A	3.6%
Broadcom, Inc.	3.2%
Alphabet, Inc. Class C	2.9%
Meta Platforms, Inc.	2.2%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc. Class B	1.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily S&P 500® Bear 1X ETF	PAGE 1	TSR-SAR-25460E869

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily S&P 500® Bear 1X ETF	PAGE 2	TSR-SAR-25460E869

Direxion Daily S&P 500® Bull 2X ETF
SPUU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily S&P 500® Bull 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily S&P 500® Bull 2X ETF	$31	0.60%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$227,514,892
Number of Holdings	510
Net Advisory Fee	$480,577
Portfolio Turnover	13%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	108.9%
Common Stocks	91.1%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Information Technology	35.0%
Financials	12.0%
Communication Services	11.0%
Consumer Discretionary	10.0%
Industrials	8.8%
Health Care	8.5%
Consumer Staples	4.9%
Energy	3.5%
Utilities	2.4%
Materials	2.0%
Real Estate	1.9%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	7.9%
Apple, Inc.	6.5%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.2%
Alphabet, Inc. Class A	3.6%
Broadcom, Inc.	3.2%
Alphabet, Inc. Class C	2.9%
Meta Platforms, Inc.	2.2%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc. Class B	1.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily S&P 500® Bull 2X ETF	PAGE 1	TSR-SAR-25459Y165

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily S&P 500® Bull 2X ETF	PAGE 2	TSR-SAR-25459Y165

Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X ETF
DRIP (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X ETF	$34	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$125,245,033
Number of Holdings	8
Net Advisory Fee	$215,615
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-200.0%
Total (as % of net assets)	-200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Oil, Gas & Consumable Fuels	100.0%

Top 10 Constituents of Index	(%)
APA Corp.	2.9%
Murphy Oil Corp.	2.9%
SM Energy Co.	2.9%
HF Sinclair Corp.	2.8%
Chord Energy Corp.	2.8%
Diamondback Energy, Inc.	2.8%
Coterra Energy, Inc.	2.7%
Devon Energy Corp.	2.7%
Matador Resources Co.	2.7%
Viper Energy, Inc.	2.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-2X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -200% of the return of the benchmark’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X ETF	PAGE 1	TSR-SAR-25460G328

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X ETF	PAGE 2	TSR-SAR-25460G328

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X ETF
GUSH (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X ETF	$66	0.92%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$297,560,954
Number of Holdings	59
Net Advisory Fee	$1,009,163
Portfolio Turnover	13%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	128.1%
Common Stocks	71.9%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Oil, Gas & Consumable Fuels	100.0%

Top 10 Constituents of Index	(%)
APA Corp.	2.9%
Murphy Oil Corp.	2.9%
SM Energy Co.	2.9%
HF Sinclair Corp.	2.8%
Chord Energy Corp.	2.8%
Diamondback Energy, Inc.	2.8%
Coterra Energy, Inc.	2.7%
Devon Energy Corp.	2.7%
Matador Resources Co.	2.7%
Viper Energy, Inc.	2.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X ETF	PAGE 1	TSR-SAR-25460G500

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X ETF	PAGE 2	TSR-SAR-25460G500

Direxion Daily Semiconductors Top 5 Bear 2X ETF
TSXD (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily Semiconductors Top 5 Bear 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Semiconductors Top 5 Bear 2X ETF	$39	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,099,133
Number of Holdings	6
Net Advisory Fee	$0
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-200.0%
Total (as % of net assets)	-200.0%

Index Composition	(%)
Semiconductors & Semiconductor Equipment	100.0%

Top 5 Constituents of Index	(%)
Broadcom, Inc.	22.1%
Micron Technology, Inc.	20.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	20.0%
NVIDIA Corp.	18.9%
ASML Holding NV ADR	18.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-2X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -200% of the return of the benchmark’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Semiconductors Top 5 Bear 2X ETF	PAGE 1	TSR-SAR-25461H705

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Semiconductors Top 5 Bear 2X ETF	PAGE 2	TSR-SAR-25461H705

Direxion Daily Semiconductors Top 5 Bull 2X ETF
TSXU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily Semiconductors Top 5 Bull 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Semiconductors Top 5 Bull 2X ETF	$52	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$8,050,068
Number of Holdings	13
Net Advisory Fee	$5,918
Portfolio Turnover	20%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	181.1%
Common Stocks	18.9%
Total (as % of net assets)	200.0%

Index Composition	(%)
Semiconductors & Semiconductor Equipment	100.0%

Top 5 Constituents of Index	(%)
Broadcom, Inc.	22.1%
Micron Technology, Inc.	20.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	20.0%
NVIDIA Corp.	18.9%
ASML Holding NV ADR	18.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Semiconductors Top 5 Bull 2X ETF	PAGE 1	TSR-SAR-25461H309

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Semiconductors Top 5 Bull 2X ETF	PAGE 2	TSR-SAR-25461H309

Direxion Daily SHOP Bull 2X ETF
SHPU (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily SHOP Bull 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily SHOP Bull 2X ETF	$33	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$9,432,265
Number of Holdings	10
Net Advisory Fee	$28,599
Portfolio Turnover	74%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	188.4%
Common Stocks	11.6%
Total (as % of net assets)	200.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily SHOP Bull 2X ETF	PAGE 1	TSR-SAR-25461A221

Direxion Daily SOFI Bull 2X ETF
SOFA (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily SOFI Bull 2X ETF for the period of February 10, 2026 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily SOFI Bull 2X ETF	$16	0.95%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$3,880,004
Number of Holdings	8
Net Advisory Fee	$0
Portfolio Turnover	138%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	182.9%
Common Stocks	17.1%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily SOFI Bull 2X ETF	PAGE 1	TSR-SAR-25461H630

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily SOFI Bull 2X ETF	PAGE 2	TSR-SAR-25461H630

Direxion Daily Technology Top 5 Bear 2X ETF
TTXD (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily Technology Top 5 Bear 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Technology Top 5 Bear 2X ETF	$50	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$2,514,481
Number of Holdings	6
Net Advisory Fee	$0
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-200.0%
Total (as % of net assets)	-200.0%

Index Composition	(%)
Semiconductors & Semiconductor Equipment	63.3%
Technology Hardware, Storage & Peripherals	18.6%
Software	18.1%

Top 5 Constituents of Index	(%)
Micron Technology, Inc.	22.1%
Broadcom, Inc.	21.9%
NVIDIA Corp.	19.2%
Apple, Inc.	18.7%
Microsoft Corp.	18.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-2X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -200% of the return of the benchmark’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Technology Top 5 Bear 2X ETF	PAGE 1	TSR-SAR-25461H804

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Technology Top 5 Bear 2X ETF	PAGE 2	TSR-SAR-25461H804

Direxion Daily Technology Top 5 Bull 2X ETF
TTXU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily Technology Top 5 Bull 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Technology Top 5 Bull 2X ETF	$43	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$3,775,611
Number of Holdings	11
Net Advisory Fee	$0
Portfolio Turnover	45%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	173.3%
Common Stocks	26.7%
Total (as % of net assets)	200.0%

Index Composition	(%)
Semiconductors & Semiconductor Equipment	63.3%
Technology Hardware, Storage & Peripherals	18.6%
Software	18.1%

Top 5 Constituents of Index	(%)
Micron Technology, Inc.	22.1%
Broadcom, Inc.	21.9%
NVIDIA Corp.	19.2%
Apple, Inc.	18.7%
Microsoft Corp.	18.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Technology Top 5 Bull 2X ETF	PAGE 1	TSR-SAR-25461H408

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Technology Top 5 Bull 2X ETF	PAGE 2	TSR-SAR-25461H408

Direxion Daily TSLA Bear 1X ETF
TSLS (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily TSLA Bear 1X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily TSLA Bear 1X ETF	$46	0.87%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$76,227,653
Number of Holdings	9
Net Advisory Fee	$274,718
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily TSLA Bear 1X ETF	PAGE 1	TSR-SAR-25461H564

Direxion Daily TSLA Bull 2X ETF
TSLL (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily TSLA Bull 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily TSLA Bull 2X ETF	$29	0.73%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$5,028,944,916
Number of Holdings	13
Net Advisory Fee	$17,860,707
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	187.3%
Common Stocks	12.7%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily TSLA Bull 2X ETF	PAGE 1	TSR-SAR-25460G286

Direxion Daily TSM Bear 1X ETF
TSMZ (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily TSM Bear 1X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily TSM Bear 1X ETF	$41	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$2,663,687
Number of Holdings	7
Net Advisory Fee	$3,305
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-100.0%
Total (as % of net assets)	-100.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provide annual performance information, the Fund should not be expected to provide -100% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily TSM Bear 1X ETF	PAGE 1	TSR-SAR-25461A536

Direxion Daily TSM Bull 2X ETF
TSMX (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily TSM Bull 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily TSM Bull 2X ETF	$54	0.85%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$538,587,495
Number of Holdings	9
Net Advisory Fee	$1,116,596
Portfolio Turnover	85%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	190.0%
Common Stocks	10.0%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily TSM Bull 2X ETF	PAGE 1	TSR-SAR-25461A544

Direxion Daily TXN Bull 2X ETF
TXNU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily TXN Bull 2X ETF for the period of March 24, 2026 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily TXN Bull 2X ETF	$14	0.95%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$6,198,277
Number of Holdings	9
Net Advisory Fee	$522
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	194.2%
Common Stocks	5.8%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily TXN Bull 2X ETF	PAGE 1	TSR-SAR-25461H598

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily TXN Bull 2X ETF	PAGE 2	TSR-SAR-25461H598

Direxion Daily UNH Bull 2X ETF
UNHU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily UNH Bull 2X ETF for the period of March 24, 2026 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Direxion Daily UNH Bull 2X ETF	$13	0.95%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$5,621,666
Number of Holdings	7
Net Advisory Fee	$800
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	195.4%
Common Stocks	4.6%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily UNH Bull 2X ETF	PAGE 1	TSR-SAR-25461H580

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily UNH Bull 2X ETF	PAGE 2	TSR-SAR-25461H580

Direxion Daily Uranium Industry Bull 2X ETF
URAA (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily Uranium Industry Bull 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Uranium Industry Bull 2X ETF	$45	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$54,819,021
Number of Holdings	12
Net Advisory Fee	$197,588
Portfolio Turnover	43%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	147.0%
Investment Companies	53.0%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Nuclear Energy	100.0%

Top 10 Constituents of Index	(%)
Global X Uranium ETF	51.8%
VanEck Uranium and Nuclear ETF	32.4%
Sprott Uranium Miners ETF	15.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Uranium Industry Bull 2X ETF	PAGE 1	TSR-SAR-25461A643

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Uranium Industry Bull 2X ETF	PAGE 2	TSR-SAR-25461A643

Direxion Daily XOM Bull 2X ETF
XOMX (Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily XOM Bull 2X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily XOM Bull 2X ETF	$64	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$7,936,314
Number of Holdings	9
Net Advisory Fee	$20,227
Portfolio Turnover	64%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	183.2%
Common Stocks	16.8%
Total (as % of net assets)	200.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 200% of the return of the common shares’ cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily XOM Bull 2X ETF	PAGE 1	TSR-SAR-25461A353

Direxion Daily 20+ Year Treasury Bear 3X ETF
TMV (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily 20+ Year Treasury Bear 3X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily 20+ Year Treasury Bear 3X ETF	$47	0.88%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$175,960,380
Number of Holdings	9
Net Advisory Fee	$618,320
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Top 10 Constituents of Index	(%)
4.750% 2055-05-15	4.2%
4.625% 2056-02-15	4.1%
4.750% 2055-08-15	4.1%
4.625% 2055-11-15	4.1%
4.625% 2054-05-15	4.1%
4.625% 2055-02-15	4.0%
4.500% 2054-11-15	4.0%
4.750% 2053-11-15	4.0%
4.250% 2054-08-15	3.8%
4.250% 2054-02-15	3.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily 20+ Year Treasury Bear 3X ETF	PAGE 1	TSR-SAR-25460G849

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily 20+ Year Treasury Bear 3X ETF	PAGE 2	TSR-SAR-25460G849

Direxion Daily 20+ Year Treasury Bull 3X ETF
TMF (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily 20+ Year Treasury Bull 3X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily 20+ Year Treasury Bull 3X ETF	$37	0.81%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$2,708,871,913
Number of Holdings	14
Net Advisory Fee	$12,008,562
Portfolio Turnover	30%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	232.7%
Investment Companies	67.3%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Top 10 Constituents of Index	(%)
4.750% 2055-05-15	4.2%
4.625% 2056-02-15	4.1%
4.750% 2055-08-15	4.1%
4.625% 2055-11-15	4.1%
4.625% 2054-05-15	4.1%
4.625% 2055-02-15	4.0%
4.500% 2054-11-15	4.0%
4.750% 2053-11-15	4.0%
4.250% 2054-08-15	3.8%
4.250% 2054-02-15	3.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily 20+ Year Treasury Bull 3X ETF	PAGE 1	TSR-SAR-25460G138

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily 20+ Year Treasury Bull 3X ETF	PAGE 2	TSR-SAR-25460G138

Direxion Daily 7-10 Year Treasury Bear 3X ETF
TYO (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily 7-10 Year Treasury Bear 3X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily 7-10 Year Treasury Bear 3X ETF	$49	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$11,065,385
Number of Holdings	6
Net Advisory Fee	$27,393
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Top 10 Constituents of Index	(%)
4.625% 2035-02-15	8.8%
4.375% 2034-05-15	8.7%
4.250% 2034-11-15	8.6%
4.250% 2035-05-15	8.6%
4.250% 2035-08-15	8.5%
4.000% 203	8.4%
4.000% 2036-02-15	8.4%
4.000% 2034-02-15	8.4%
4.500% 2033-11-15	8.4%
3.875% 2034-08-15	8.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily 7-10 Year Treasury Bear 3X ETF	PAGE 1	TSR-SAR-25459W557

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily 7-10 Year Treasury Bear 3X ETF	PAGE 2	TSR-SAR-25459W557

Direxion Daily 7-10 Year Treasury Bull 3X ETF
TYD (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily 7-10 Year Treasury Bull 3X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily 7-10 Year Treasury Bull 3X ETF	$44	0.92%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$37,567,609
Number of Holdings	8
Net Advisory Fee	$168,228
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	222.1%
Investment Companies	77.9%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Top 10 Constituents of Index	(%)
4.625% 2035-02-15	8.8%
4.375% 2034-05-15	8.7%
4.250% 2034-11-15	8.6%
4.250% 2035-05-15	8.6%
4.250% 2035-08-15	8.5%
4.000% 2033-11-15	8.4%
4.000% 2036-02-15	8.4%
4.000% 2034-02-15	8.4%
4.500% 2033-11-15	8.4%
3.875% 2034-08-15	8.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily 7-10 Year Treasury Bull 3X ETF	PAGE 1	TSR-SAR-25459W565

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily 7-10 Year Treasury Bull 3X ETF	PAGE 2	TSR-SAR-25459W565

Direxion Daily Aerospace & Defense Bull 3X ETF
DFEN (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily Aerospace & Defense Bull 3X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Aerospace & Defense Bull 3X ETF	$44	0.92%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$365,956,945
Number of Holdings	55
Net Advisory Fee	$1,532,638
Portfolio Turnover	37%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	229.4%
Common Stocks	70.6%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Aerospace & Defense	99.9%
Leisure Products	0.1%

Top 10 Constituents of Index	(%)
GE Aerospace	19.4%
RTX Corp.	15.1%
Boeing Co.	10.3%
General Dynamics Corp.	4.8%
Howmet Aerospace, Inc.	4.7%
TransDigm Group, Inc.	4.5%
L3Harris Technologies, Inc.	4.3%
Lockheed Martin Corp.	3.9%
Northrop Grumman Corp.	3.9%
Rocket Lab Corp.	3.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Aerospace & Defense Bull 3X ETF	PAGE 1	TSR-SAR-25460E661

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Aerospace & Defense Bull 3X ETF	PAGE 2	TSR-SAR-25460E661

Direxion Daily Consumer Discretionary Bull 3X ETF
WANT (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily Consumer Discretionary Bull 3X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Consumer Discretionary Bull 3X ETF	$44	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$20,510,627
Number of Holdings	55
Net Advisory Fee	$65,426
Portfolio Turnover	9%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	235.0%
Common Stocks	65.0%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Broadline Retail	28.7%
Hotels, Restaurants & Leisure	22.8%
Automobiles	20.6%
Specialty Retail	20.6%
Household Durables	3.3%
Textiles, Apparel & Luxury Goods	2.9%
Distributors	0.5%
Automobile Components	0.3%
Leisure Products	0.3%

Top 10 Constituents of Index	(%)
Amazon.com, Inc.	27.6%
Tesla, Inc.	18.0%
The Home Depot, Inc.	5.5%
TJX Companies, Inc.	4.0%
McDonald’s Corp.	3.9%
Booking Holdings, Inc.	3.1%
Lowe’s Companies, Inc.	3.1%
Starbucks Corp.	2.8%
O’Reilly Automotive, Inc.	1.9%
Marriott International, Inc. Class C	1.8%
Direxion Daily Consumer Discretionary Bull 3X ETF	PAGE 1	TSR-SAR-25459Y801

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Consumer Discretionary Bull 3X ETF	PAGE 2	TSR-SAR-25459Y801

Direxion Daily Dow Jones Internet Bear 3X ETF
WEBS (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily Dow Jones Internet Bear 3X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Dow Jones Internet Bear 3X ETF	$51	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$10,058,321
Number of Holdings	6
Net Advisory Fee	$39,379
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Interactive Media & Services	20.2%
Communications Equipment	16.7%
Broadline Retail	13.8%
Software	11.4%
Hotels, Restaurants & Leisure	11.2%
Entertainment	9.5%
IT Services	9.4%
Specialty Retail	2.6%
Financial Services	2.2%
Commercial Services & Supplies	1.4%
Other	1.6%

Top 10 Constituents of Index	(%)
Amazon.com, Inc.	11.6%
Meta Platforms, Inc.	8.7%
Netflix, Inc.	7.8%
Cisco Systems, Inc.	7.1%
Alphabet, Inc. Class A	6.4%
Arista Networks, Inc.	5.2%
Alphabet, Inc. Class C	5.1%
Booking Holdings, Inc.	4.1%
Salesforce, Inc.	3.8%
Ciena Corp.	3.5%
Direxion Daily Dow Jones Internet Bear 3X ETF	PAGE 1	TSR-SAR-25461A486

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Dow Jones Internet Bear 3X ETF	PAGE 2	TSR-SAR-25461A486

Direxion Daily Dow Jones Internet Bull 3X ETF
WEBL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily Dow Jones Internet Bull 3X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Dow Jones Internet Bull 3X ETF	$40	0.93%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$111,989,181
Number of Holdings	47
Net Advisory Fee	$392,554
Portfolio Turnover	34%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	234.6%
Common Stocks	65.4%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Interactive Media & Services	20.2%
Communications Equipment	16.7%
Broadline Retail	13.8%
Software	11.4%
Hotels, Restaurants & Leisure	11.2%
Entertainment	9.5%
IT Services	9.4%
Specialty Retail	2.6%
Financial Services	2.2%
Commercial Services & Supplies	1.4%
Other	1.6%

Top 10 Constituents of Index	(%)
Amazon.com, Inc.	11.6%
Meta Platforms, Inc.	8.7%
Netflix, Inc.	7.8%
Cisco Systems, Inc.	7.1%
Alphabet, Inc. Class A	6.4%
Arista Networks, Inc.	5.2%
Alphabet, Inc. Class C	5.1%
Booking Holdings, Inc.	4.1%
Salesforce, Inc.	3.8%
Ciena Corp.	3.5%
Direxion Daily Dow Jones Internet Bull 3X ETF	PAGE 1	TSR-SAR-25460E364

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Dow Jones Internet Bull 3X ETF	PAGE 2	TSR-SAR-25460E364

Direxion Daily Financial Bear 3X ETF
FAZ (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily Financial Bear 3X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Financial Bear 3X ETF	$45	0.91%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$120,079,975
Number of Holdings	8
Net Advisory Fee	$426,565
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Banks	28.4%
Financial Services	28.1%
Capital Markets	26.1%
Insurance	13.1%
Consumer Finance	4.3%

Top 10 Constituents of Index	(%)
Berkshire Hathaway Class B	14.3%
JPMorgan Chase & Co.	10.0%
Visa, Inc. Class A	8.7%
MasterCard, Inc. Class A	6.5%
Bank of America Corp.	3.9%
Wells Fargo & Co.	3.4%
Goldman Sachs Group, Inc.	2.5%
Progressive Corp.	2.4%
S&P Global, Inc.	2.3%
American Express Co.	2.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Financial Bear 3X ETF	PAGE 1	TSR-SAR-25460E216

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Financial Bear 3X ETF	PAGE 2	TSR-SAR-25460E216

Direxion Daily Financial Bull 3X ETF
FAS (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily Financial Bull 3X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Financial Bull 3X ETF	$42	0.87%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,969,603,362
Number of Holdings	88
Net Advisory Fee	$8,182,477
Portfolio Turnover	26%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	227.9%
Common Stocks	72.1%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Banks	28.4%
Financial Services	28.1%
Capital Markets	26.1%
Insurance	13.1%
Consumer Finance	4.3%

Top 10 Constituents of Index	(%)
Berkshire Hathaway Class B	11.7%
JPMorgan Chase & Co.	11.4%
Visa, Inc. Class A	7.5%
MasterCard, Inc. Class A	5.5%
Bank of America Corp.	4.8%
Goldman Sachs Group, Inc.	3.7%
Wells Fargo & Co.	3.4%
Morgan Stanley	3.1%
Citigroup, Inc.	3.0%
American Express Co.	2.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Financial Bull 3X ETF	PAGE 1	TSR-SAR-25459Y694

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Financial Bull 3X ETF	PAGE 2	TSR-SAR-25459Y694

Direxion Daily FTSE China Bear 3X ETF
YANG (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily FTSE China Bear 3X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily FTSE China Bear 3X ETF	$50	0.93%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$110,005,788
Number of Holdings	7
Net Advisory Fee	$561,279
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Financials	34.7%
Consumer Discretionary	26.5%
Communication Services	15.9%
Energy	5.6%
Information Technology	5.4%
Materials	4.1%
Industrials	3.2%
Health Care	2.3%
Real Estate	1.0%
Consumer Staples	0.9%
Utilities	0.4%

Top 10 Constituents of Index	(%)
Alibaba Group Holding Ltd.	8.6%
China Construction Bank Corp. Class H	8.3%
Tencent Holdings Ltd.	7.7%
Industrial & Commercial Bank of China Ltd.	6.1%
Xiaomi Corp.	5.4%
Meituan Class B	4.8%
Ping An Insurance Group Comapny of China Ltd.	4.4%
BYD	4.1%
Bank of China Ltd. Class H	3.8%
NetEase, Inc.	3.5%
Direxion Daily FTSE China Bear 3X ETF	PAGE 1	TSR-SAR-25461A460

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily FTSE China Bear 3X ETF	PAGE 2	TSR-SAR-25461A460

Direxion Daily FTSE China Bull 3X ETF
YINN (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily FTSE China Bull 3X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily FTSE China Bull 3X ETF	$40	0.92%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$765,802,826
Number of Holdings	13
Net Advisory Fee	$3,161,627
Portfolio Turnover	4%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	245.5%
Investment Companies	54.5%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Financials	34.7%
Consumer Discretionary	26.5%
Communication Services	15.9%
Energy	5.6%
Information Technology	5.4%
Materials	4.1%
Industrials	3.2%
Health Care	2.3%
Real Estate	1.0%
Consumer Staples	0.9%
Utilities	0.4%

Top 10 Constituents of Index	(%)
Alibaba Group Holding Ltd.	8.6%
China Construction Bank Corp. Class H	8.3%
Tencent Holdings Ltd.	7.7%
Industrial & Commercial Bank of China Ltd.	6.1%
Xiaomi Corp.	5.4%
Meituan Class B	4.8%
Ping An Insurance Group Comapny of China Ltd.	4.4%
BYD	4.1%
Bank of China Ltd. Class H	3.8%
NetEase, Inc.	3.5%
Direxion Daily FTSE China Bull 3X ETF	PAGE 1	TSR-SAR-25460G195

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily FTSE China Bull 3X ETF	PAGE 2	TSR-SAR-25460G195

Direxion Daily FTSE Europe Bull 3X ETF
EURL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily FTSE Europe Bull 3X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily FTSE Europe Bull 3X ETF	$50	0.91%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$59,580,105
Number of Holdings	9
Net Advisory Fee	$173,108
Portfolio Turnover	24%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	254.0%
Investment Companies	46.0%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
United Kingdom	22.3%
Switzerland	14.5%
France	13.5%
Germany	13.2%
Netherlands	8.8%
Sweden	5.5%
Spain	5.5%
Italy	5.2%
Denmark	2.7%
Finland	2.0%
Other	6.8%

Top 10 Constituents of Index	(%)
ASML Holding N.V.	3.6%
HSBC Holdings PLC	2.0%
Roche Holding AG	1.9%
Novartis AG	1.8%
AstraZeneca PLC	1.8%
Nestle SA	1.7%
Shell PLC	1.7%
Siemens AG	1.4%
Banco Santander SA	1.2%
SAP SE	1.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily FTSE Europe Bull 3X ETF	PAGE 1	TSR-SAR-25459Y280

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily FTSE Europe Bull 3X ETF	PAGE 2	TSR-SAR-25459Y280

Direxion Daily Healthcare Bull 3X ETF
CURE (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily Healthcare Bull 3X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Healthcare Bull 3X ETF	$44	0.90%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$138,295,786
Number of Holdings	66
Net Advisory Fee	$617,455
Portfolio Turnover	16%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	224.4%
Common Stocks	75.6%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Pharmaceuticals	36.3%
Health Care Providers & Services	18.9%
Biotechnology	18.4%
Health Care Equipment & Supplies	17.7%
Life Sciences Tools & Services	8.7%

Top 10 Constituents of Index	(%)
Eli Lilly & Co.	14.1%
Johnson & Johnson	10.6%
AbbVie, Inc.	7.1%
UnitedHealth Group, Inc.	6.4%
Merck & Co., Inc.	5.2%
Amgen, Inc.	3.6%
Thermo Fisher Scientific, Inc.	3.4%
Intuitive Surgical, Inc.	3.1%
Gilead Sciences, Inc.	3.1%
Abbott Laboratories	3.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Healthcare Bull 3X ETF	PAGE 1	TSR-SAR-25459Y876

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Healthcare Bull 3X ETF	PAGE 2	TSR-SAR-25459Y876

Direxion Daily Homebuilders & Supplies Bull 3X ETF
NAIL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily Homebuilders & Supplies Bull 3X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Homebuilders & Supplies Bull 3X ETF	$40	0.92%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$563,013,654
Number of Holdings	55
Net Advisory Fee	$2,104,683
Portfolio Turnover	52%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	223.0%
Common Stocks	77.0%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Household Durables	67.1%
Building Products	17.5%
Specialty Retail	9.6%
Chemicals	4.4%
Construction Materials	1.4%

Top 10 Constituents of Index	(%)
D.R. Horton, Inc.	15.8%
PulteGroup, Inc.	9.0%
Lennar Corp. Class A	7.4%
NVR, Inc.	6.7%
Toll Brothers, Inc.	5.1%
TopBuild Corp.	4.7%
The Sherwin Williams Co.	4.4%
Lowe’s Companies, Inc.	4.3%
The Home Depot, Inc.	4.2%
Lennox International, Inc.	3.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Homebuilders & Supplies Bull 3X ETF	PAGE 1	TSR-SAR-25490K596

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Homebuilders & Supplies Bull 3X ETF	PAGE 2	TSR-SAR-25490K596

Direxion Daily Industrials Bull 3X ETF
DUSL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily Industrials Bull 3X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Industrials Bull 3X ETF	$55	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$54,208,649
Number of Holdings	87
Net Advisory Fee	$160,543
Portfolio Turnover	19%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	229.6%
Common Stocks	70.4%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Aerospace & Defense	23.5%
Machinery	21.3%
Electrical Equipment	14.8%
Ground Transportation	9.7%
Building Products	5.7%
Commercial Services & Supplies	4.7%
Professional Services	3.9%
Industrial Conglomerates	3.9%
Construction & Engineering	3.9%
Air Freight & Logistics	3.9%
Other	4.7%

Top 10 Constituents of Index	(%)
Caterpillar, Inc.	7.6%
GE Aerospace	5.6%
GE Vernova, Inc	5.4%
RTX Corp.	4.3%
Boeing Co.	3.3%
Eaton Corporation PLC ADR	3.1%
Union Pacific Corp.	2.9%
Uber Technologies, Inc.	2.8%
Deere & Co.	2.7%
Honeywell International, Inc.	2.5%
Direxion Daily Industrials Bull 3X ETF	PAGE 1	TSR-SAR-25460E737

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Industrials Bull 3X ETF	PAGE 2	TSR-SAR-25460E737

Direxion Daily Mid Cap Bull 3X ETF
MIDU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily Mid Cap Bull 3X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Mid Cap Bull 3X ETF	$55	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$83,629,960
Number of Holdings	406
Net Advisory Fee	$281,972
Portfolio Turnover	30%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	232.3%
Common Stocks	67.7%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Industrials	26.0%
Financials	15.0%
Information Technology	13.9%
Consumer Discretionary	11.0%
Health Care	8.4%
Real Estate	6.9%
Materials	5.7%
Energy	5.2%
Consumer Staples	3.6%
Utilities	3.3%
Communication Services	1.0%

Top 10 Constituents of Index	(%)
Flex Ltd. ADR	1.0%
TechnipFMC PLC ADR	0.9%
Curtiss-Wright Corp.	0.8%
XPO, Inc.	0.8%
United Therapeutics Corp.	0.7%
Fabrinet ADR	0.7%
MasTec, Inc.	0.7%
nVent Electric PLC ADR	0.7%
Twilio, Inc.	0.7%
Everpure, Inc.	0.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Mid Cap Bull 3X ETF	PAGE 1	TSR-SAR-25459W730

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Mid Cap Bull 3X ETF	PAGE 2	TSR-SAR-25459W730

Direxion Daily MSCI Emerging Markets Bear 3X ETF
EDZ (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily MSCI Emerging Markets Bear 3X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily MSCI Emerging Markets Bear 3X ETF	$37	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$34,932,599
Number of Holdings	5
Net Advisory Fee	$35,211
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Taiwan, Province Of China	24.6%
China	18.8%
Republic of Korea	18.7%
India	12.0%
Brazil	4.5%
Hong Kong	3.4%
South Africa	2.8%
Saudi Arabia	2.6%
Mexico	1.8%
United Arab Emirates	1.2%
Other	9.6%

Top 10 Constituents of Index	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	14.2%
Samsung Electronics Co. Ltd.	6.0%
SK Hynix, Inc.	4.0%
Tencent Holdings Ltd.	3.3%
Alibaba Group Holding Ltd.	2.4%
Delta Electronics, Inc.	1.1%
MediaTek, Inc.	1.1%
China Construction Bank Corp.	0.9%
HDFC Bank	0.8%
Reliance Industries Ltd.	0.8%
Direxion Daily MSCI Emerging Markets Bear 3X ETF	PAGE 1	TSR-SAR-25461H861

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily MSCI Emerging Markets Bear 3X ETF	PAGE 2	TSR-SAR-25461H861

Direxion Daily MSCI Emerging Markets Bull 3X ETF
EDC (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily MSCI Emerging Markets Bull 3X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily MSCI Emerging Markets Bull 3X ETF	$57	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$197,829,761
Number of Holdings	9
Net Advisory Fee	$572,252
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	296.0%
Investment Companies	4.0%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Taiwan, Province Of China	24.6%
China	18.8%
Republic of Korea	18.7%
India	12.0%
Brazil	4.5%
Hong Kong	3.4%
South Africa	2.8%
Saudi Arabia	2.6%
Mexico	1.8%
United Arab Emirates	1.2%
Other	9.6%

Top 10 Constituents of Index	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	14.2%
Samsung Electronics Co. Ltd.	6.0%
SK Hynix, Inc.	4.0%
Tencent Holdings Ltd.	3.3%
Alibaba Group Holding Ltd.	2.4%
Delta Electronics, Inc.	1.1%
MediaTek, Inc.	1.1%
China Construction Bank Corp.	0.9%
HDFC Bank	0.8%
Reliance Industries Ltd.	0.8%
Direxion Daily MSCI Emerging Markets Bull 3X ETF	PAGE 1	TSR-SAR-25490K281

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily MSCI Emerging Markets Bull 3X ETF	PAGE 2	TSR-SAR-25490K281

Direxion Daily MSCI Mexico Bull 3X ETF
MEXX (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily MSCI Mexico Bull 3X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily MSCI Mexico Bull 3X ETF	$56	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$21,441,093
Number of Holdings	10
Net Advisory Fee	$82,019
Portfolio Turnover	22%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	251.5%
Investment Companies	48.5%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Consumer Staples	25.4%
Materials	24.5%
Financials	17.7%
Industrials	12.4%
Communication Services	10.5%
Real Estate	8.1%
Consumer Discretionary	0.9%
Health Care	0.5%

Top 10 Constituents of Index	(%)
Grupo Mexico Class B	12.9%
Grupo Finance Banorte	10.3%
América Móvil S.A.B. de C.V.	8.7%
Fomento Economico Mexicano	7.2%
Wal-Mart de México S.A.B. de C.V.	5.8%
CEMEX S.A.B. de C.V.	4.7%
Industrias Peñoles, S.A.B. de C.V.	4.1%
Grupo Aeroportuario del Pacífico S.A.B. de C.V.	4.1%
Arca Continental	2.8%
Grupo Aeroportuario del Sureste S.A.B. de C.V.	2.5%
Direxion Daily MSCI Mexico Bull 3X ETF	PAGE 1	TSR-SAR-25460E281

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily MSCI Mexico Bull 3X ETF	PAGE 2	TSR-SAR-25460E281

Direxion Daily MSCI South Korea Bull 3X ETF
KORU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily MSCI South Korea Bull 3X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily MSCI South Korea Bull 3X ETF	$96	0.90%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,551,590,072
Number of Holdings	10
Net Advisory Fee	$2,417,517
Portfolio Turnover	264%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	248.7%
Investment Companies	51.3%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Information Technology	50.1%
Industrials	22.1%
Financials	9.6%
Consumer Discretionary	6.3%
Health Care	3.5%
Communication Services	2.9%
Materials	2.0%
Consumer Staples	1.7%
Energy	1.4%
Utilities	0.4%

Top 10 Constituents of Index	(%)
SK Hynix, Inc.	22.8%
Samsung Electronics Co. Ltd.	22.5%
SK Square Co. Ltd.	2.8%
Hyundai Motor Co.	2.4%
KB Financial Group	2.0%
Doosan Enerbility Co. Ltd.	2.0%
Samsung Electro-Mechanics Co. Ltd.	1.8%
Hanwha Aerospace Co. Ltd.	1.7%
Samsung SDI Co. Ltd.	1.6%
Shinhan Financial Group Co. Ltd.	1.5%
Direxion Daily MSCI South Korea Bull 3X ETF	PAGE 1	TSR-SAR-25461A387

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily MSCI South Korea Bull 3X ETF	PAGE 2	TSR-SAR-25461A387

Direxion Daily Pharmaceutical & Medical Bull 3X ETF
PILL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily Pharmaceutical & Medical Bull 3X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Pharmaceutical & Medical Bull 3X ETF	$56	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$12,893,068
Number of Holdings	64
Net Advisory Fee	$46,910
Portfolio Turnover	52%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	225.5%
Common Stocks	74.5%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Pharmaceuticals	100.0%

Top 10 Constituents of Index	(%)
Organon & Co.	3.7%
Corcept Therapeutics, Inc.	2.5%
Enliven Therapeutics, Inc.	2.4%
Axsome Therapeutics, Inc.	2.3%
Omeros Corp.	2.2%
Perrigo Co. PLC ADR	2.2%
DefiniumTherapeutics, Inc. ADR	2.1%
Nektar Therapeutics	2.1%
Trevi Therapeutics, Inc.	2.1%
Terns Pharmaceuticals, Inc.	2.0%
Direxion Daily Pharmaceutical & Medical Bull 3X ETF	PAGE 1	TSR-SAR-25460E646

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Pharmaceutical & Medical Bull 3X ETF	PAGE 2	TSR-SAR-25460E646

Direxion Daily Real Estate Bear 3X ETF
DRV (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily Real Estate Bear 3X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Real Estate Bear 3X ETF	$41	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$32,600,791
Number of Holdings	5
Net Advisory Fee	$143,866
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Specialized REITs	41.0%
Health Care REITs	16.6%
Retail REITs	12.8%
Residential REITs	12.4%
Industrial REITs	9.0%
Real Estate Management & Development	5.9%
Hotel & Resort REITs	1.4%
Office REITs	0.9%

Top 10 Constituents of Index	(%)
Welltower, Inc.	10.4%
Prologis, Inc.	9.0%
Equinix, Inc.	7.3%
American Tower Corp.	5.8%
Digital Realty Trust, Inc.	4.8%
Simon Property Group, Inc.	4.6%
Ventas, Inc.	4.4%
CBRE Group, Inc. Class A	4.3%
Public Storage	4.3%
Realty Income Corp.	4.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Real Estate Bear 3X ETF	PAGE 1	TSR-SAR-25460G419

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Real Estate Bear 3X ETF	PAGE 2	TSR-SAR-25460G419

Direxion Daily Real Estate Bull 3X ETF
DRN (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily Real Estate Bull 3X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Real Estate Bull 3X ETF	$53	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$46,855,939
Number of Holdings	36
Net Advisory Fee	$204,380
Portfolio Turnover	5%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	233.4%
Common Stocks	66.6%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Specialized REITs	41.0%
Health Care REITs	16.6%
Retail REITs	12.8%
Residential REITs	12.4%
Industrial REITs	9.0%
Real Estate Management & Development	5.9%
Hotel & Resort REITs	1.4%
Office REITs	0.9%

Top 10 Constituents of Index	(%)
Welltower, Inc.	10.4%
Prologis, Inc.	9.0%
Equinix, Inc.	7.3%
American Tower Corp.	5.8%
Digital Realty Trust, Inc.	4.8%
Simon Property Group, Inc.	4.6%
Ventas, Inc.	4.4%
CBRE Group, Inc. Class A	4.3%
Public Storage	4.3%
Realty Income Corp.	4.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Real Estate Bull 3X ETF	PAGE 1	TSR-SAR-25459W755

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Real Estate Bull 3X ETF	PAGE 2	TSR-SAR-25459W755

Direxion Daily Regional Banks Bull 3X ETF
DPST (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily Regional Banks Bull 3X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Regional Banks Bull 3X ETF	$53	0.88%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$496,048,189
Number of Holdings	159
Net Advisory Fee	$2,302,479
Portfolio Turnover	33%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	231.9%
Common Stocks	68.1%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Banks	100.0%

Top 10 Constituents of Index	(%)
East West Bancorp, Inc.	1.6%
Western Alliance Bancorp	1.6%
Popular, Inc. ADR	1.6%
Pinnacle Financial Partners, Inc.	1.6%
Zions Bancorp	1.6%
Valley National Bancorp	1.6%
Associated Banc-Corp.	1.6%
UMB Financial Corp.	1.5%
Flagstar Bank NA	1.5%
Truist Financial Corp.	1.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Regional Banks Bull 3X ETF	PAGE 1	TSR-SAR-25460G153

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Regional Banks Bull 3X ETF	PAGE 2	TSR-SAR-25460G153

Direxion Daily Retail Bull 3X ETF
RETL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily Retail Bull 3X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Retail Bull 3X ETF	$49	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$31,458,519
Number of Holdings	81
Net Advisory Fee	$122,614
Portfolio Turnover	49%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	226.9%
Common Stocks	73.1%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Specialty Retail	65.5%
Consumer Staples Distribution & Retail	21.1%
Broadline Retail	13.4%

Top 10 Constituents of Index	(%)
Murphy USA, Inc.	1.8%
Sonic Automotive, Inc.	1.7%
Carvana Co.	1.7%
Grocery Outlet Holding Corp.	1.7%
Amazon.com, Inc.	1.7%
Etsy, Inc.	1.7%
Casey’s General Stores, Inc.	1.6%
The RealReal, Inc.	1.6%
Dick’s Sporting Goods, Inc.	1.6%
Maplebear, Inc.	1.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Retail Bull 3X ETF	PAGE 1	TSR-SAR-25460G815

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Retail Bull 3X ETF	PAGE 2	TSR-SAR-25460G815

Direxion Daily S&P 500® Bear 3X ETF
SPXS (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily S&P 500® Bear 3X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily S&P 500® Bear 3X ETF	$42	0.92%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$385,073,345
Number of Holdings	11
Net Advisory Fee	$1,404,475
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Information Technology	35.0%
Financials	12.0%
Communication Services	11.0%
Consumer Discretionary	10.0%
Industrials	8.8%
Health Care	8.5%
Consumer Staples	4.9%
Energy	3.5%
Utilities	2.4%
Materials	2.0%
Real Estate	1.9%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	7.9%
Apple, Inc.	6.5%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.2%
Alphabet, Inc. Class A	3.6%
Broadcom, Inc.	3.2%
Alphabet, Inc. Class C	2.9%
Meta Platforms, Inc.	2.2%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc. Class B	1.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily S&P 500® Bear 3X ETF	PAGE 1	TSR-SAR-25460E190

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily S&P 500® Bear 3X ETF	PAGE 2	TSR-SAR-25460E190

Direxion Daily S&P 500® Bull 3X ETF
SPXL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily S&P 500® Bull 3X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily S&P 500® Bull 3X ETF	$42	0.81%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$5,929,370,932
Number of Holdings	516
Net Advisory Fee	$17,534,616
Portfolio Turnover	27%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	229.6%
Common Stocks	70.4%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Information Technology	35.0%
Financials	12.0%
Communication Services	11.0%
Consumer Discretionary	10.0%
Industrials	8.8%
Health Care	8.5%
Consumer Staples	4.9%
Energy	3.5%
Utilities	2.4%
Materials	2.0%
Real Estate	1.9%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	7.9%
Apple, Inc.	6.5%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.2%
Alphabet, Inc. Class A	3.6%
Broadcom, Inc.	3.2%
Alphabet, Inc. Class C	2.9%
Meta Platforms, Inc.	2.2%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc. Class B	1.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily S&P 500® Bull 3X ETF	PAGE 1	TSR-SAR-25459W862

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily S&P 500® Bull 3X ETF	PAGE 2	TSR-SAR-25459W862

Direxion Daily S&P 500® High Beta Bear 3X ETF
HIBS (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily S&P 500® High Beta Bear 3X ETF for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Direxion Daily S&P 500® High Beta Bear 3X ETF	$37	0.95%
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$19,043,013
Number of Holdings	8
Net Advisory Fee	$88,930
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Information Technology	45.0%
Financials	15.2%
Consumer Discretionary	12.3%
Industrials	11.0%
Materials	5.1%
Utilities	3.2%
Health Care	2.9%
Communication Services	2.5%
Energy	2.2%
Consumer Staples	0.6%

Top 10 Constituents of Index	(%)
Advanced Micro Devices, Inc.	2.0%
Dell Technologies, Inc.	1.8%
Monolithic Power Systems, Inc.	1.7%
Intel Corp.	1.7%
Western Digital Corp.	1.7%
Micron Technology, Inc.	1.6%
ON Semiconductor Corp.	1.6%
Carvana Co.	1.5%
Coinbase Global, Inc.	1.5%
Microchip Technology, Inc.	1.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily S&P 500® High Beta Bear 3X ETF	PAGE 1	TSR-SAR-25460E224

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily S&P 500® High Beta Bear 3X ETF	PAGE 2	TSR-SAR-25460E224

Direxion Daily S&P 500® High Beta Bull 3X ETF
HIBL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily S&P 500® High Beta Bull 3X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily S&P 500® High Beta Bull 3X ETF	$57	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$78,906,369
Number of Holdings	107
Net Advisory Fee	$230,403
Portfolio Turnover	32%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	236.7%
Common Stocks	63.3%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Information Technology	45.0%
Financials	15.2%
Consumer Discretionary	12.3%
Industrials	11.0%
Materials	5.1%
Utilities	3.2%
Health Care	2.9%
Communication Services	2.5%
Energy	2.2%
Consumer Staples	0.6%

Top 10 Constituents of Index	(%)
Advanced Micro Devices, Inc.	2.0%
Dell Technologies, Inc.	1.8%
Monolithic Power Systems, Inc.	1.7%
Intel Corp.	1.7%
Western Digital Corp.	1.7%
Micron Technology, Inc.	1.6%
ON Semiconductor Corp.	1.6%
Carvana Co.	1.5%
Coinbase Global, Inc.	1.5%
Microchip Technology, Inc.	1.5%
Direxion Daily S&P 500® High Beta Bull 3X ETF	PAGE 1	TSR-SAR-25460G856

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily S&P 500® High Beta Bull 3X ETF	PAGE 2	TSR-SAR-25460G856

Direxion Daily S&P Biotech Bear 3X ETF
LABD (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily S&P Biotech Bear 3X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily S&P Biotech Bear 3X ETF	$36	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$68,085,981
Number of Holdings	10
Net Advisory Fee	$299,617
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Biotechnology	100.0%

Top 10 Constituents of Index	(%)
Apellis Pharmaceuticals, Inc.	1.9%
Revolution Medicines, Inc.	1.6%
Travere Therapeutics, Inc.	1.6%
Arrowhead Pharmaceuticals, Inc.	1.4%
Twist Bioscience Corp.	1.4%
Summit Therapeutics, Inc.	1.4%
Alkermes PLC ADR	1.4%
TG Therapeutics, Inc.	1.4%
Madrigal Pharmaceuticals, Inc.	1.4%
Beam Therapeutics, Inc.	1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily S&P Biotech Bear 3X ETF	PAGE 1	TSR-SAR-25461H853

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily S&P Biotech Bear 3X ETF	PAGE 2	TSR-SAR-25461H853

Direxion Daily S&P Biotech Bull 3X ETF
LABU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily S&P Biotech Bull 3X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily S&P Biotech Bull 3X ETF	$54	0.92%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$518,886,936
Number of Holdings	160
Net Advisory Fee	$2,379,929
Portfolio Turnover	47%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	217.8%
Common Stocks	82.2%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Biotechnology	100.0%

Top 10 Constituents of Index	(%)
Apellis Pharmaceuticals, Inc.	1.9%
Revolution Medicines, Inc.	1.6%
Travere Therapeutics, Inc.	1.6%
Arrowhead Pharmaceuticals, Inc.	1.4%
Twist Bioscience Corp.	1.4%
Summit Therapeutics, Inc.	1.4%
Alkermes PLC ADR	1.4%
TG Therapeutics, Inc.	1.4%
Madrigal Pharmaceuticals, Inc.	1.4%
Beam Therapeutics, Inc.	1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily S&P Biotech Bull 3X ETF	PAGE 1	TSR-SAR-25460G120

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily S&P Biotech Bull 3X ETF	PAGE 2	TSR-SAR-25460G120

Direxion Daily Semiconductor Bear 3X ETF
SOXS (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily Semiconductor Bear 3X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Semiconductor Bear 3X ETF	$26	0.86%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,851,360,756
Number of Holdings	12
Net Advisory Fee	$4,302,320
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Semiconductors & Semiconductor Equipment	100.0%

Top 10 Constituents of Index	(%)
Advanced Micro Devices, Inc.	8.0%
Broadcom, Inc.	8.0%
Micron Technology, Inc.	7.6%
NVIDIA Corp.	6.9%
Intel Corp.	6.3%
Marvell Technology, Inc.	6.2%
Applied Materials, Inc.	4.8%
Monolithic Power Systems, Inc.	4.3%
Texas Instruments, Inc.	4.0%
NXP Semiconductors NV ADR	3.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Semiconductor Bear 3X ETF	PAGE 1	TSR-SAR-25461H572

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Semiconductor Bear 3X ETF	PAGE 2	TSR-SAR-25461H572

Direxion Daily Semiconductor Bull 3X ETF
SOXL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily Semiconductor Bull 3X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Semiconductor Bull 3X ETF	$64	0.71%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$16,949,753,999
Number of Holdings	42
Net Advisory Fee	$37,334,898
Portfolio Turnover	120%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	243.3%
Common Stocks	56.7%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Semiconductors & Semiconductor Equipment	100.0%

Top 10 Constituents of Index	(%)
Advanced Micro Devices, Inc.	8.0%
Broadcom, Inc.	8.0%
Micron Technology, Inc.	7.6%
NVIDIA Corp.	6.9%
Intel Corp.	6.3%
Marvell Technology, Inc.	6.2%
Applied Materials, Inc.	4.8%
Monolithic Power Systems, Inc.	4.3%
Texas Instruments, Inc.	4.0%
NXP Semiconductors NV ADR	3.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Semiconductor Bull 3X ETF	PAGE 1	TSR-SAR-25459W458

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Semiconductor Bull 3X ETF	PAGE 2	TSR-SAR-25459W458

Direxion Daily Small Cap Bear 3X ETF
TZA (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily Small Cap Bear 3X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Small Cap Bear 3X ETF	$37	0.90%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$265,841,724
Number of Holdings	11
Net Advisory Fee	$1,025,322
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Industrials	19.3%
Financials	16.6%
Health Care	16.3%
Information Technology	16.3%
Consumer Discretionary	8.1%
Energy	6.3%
Real Estate	5.2%
Materials	4.7%
Utilities	2.9%
Communication Services	2.6%
Consumer Staples	1.7%

Top 10 Constituents of Index	(%)
Bloom Energy Corp. Class A	1.9%
Credo Technology Group Holding Shares	0.9%
Fabrinet	0.8%
Coeur Mining, Inc.	0.6%
Nextpower, Inc.	0.5%
EchoStar Corp.	0.5%
TTM Technologies, Inc.	0.5%
IonQ, Inc.	0.5%
Sterling Infrastructure, Inc.	0.5%
Advanced Energy Industries, Inc.	0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Small Cap Bear 3X ETF	PAGE 1	TSR-SAR-25460E232

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Small Cap Bear 3X ETF	PAGE 2	TSR-SAR-25460E232

Direxion Daily Small Cap Bull 3X ETF
TNA (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily Small Cap Bull 3X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Small Cap Bull 3X ETF	$51	0.89%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,500,348,589
Number of Holdings	11
Net Advisory Fee	$6,147,368
Portfolio Turnover	71%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	230.0%
Investment Companies	70.0%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Industrials	19.3%
Financials	16.6%
Health Care	16.3%
Information Technology	16.3%
Consumer Discretionary	8.1%
Energy	6.3%
Real Estate	5.2%
Materials	4.7%
Utilities	2.9%
Communication Services	2.6%
Consumer Staples	1.7%

Top 10 Constituents of Index	(%)
Bloom Energy Corp. Class A	1.9%
Credo Technology Group Holding Shares	0.9%
Fabrinet	0.8%
Coeur Mining, Inc.	0.6%
Nextpower, Inc.	0.5%
EchoStar Corp.	0.5%
TTM Technologies, Inc.	0.5%
IonQ, Inc.	0.5%
Sterling Infrastructure, Inc.	0.5%
Advanced Energy Industries, Inc.	0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Small Cap Bull 3X ETF	PAGE 1	TSR-SAR-25459W847

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Small Cap Bull 3X ETF	PAGE 2	TSR-SAR-25459W847

Direxion Daily Technology Bear 3X ETF
TECS (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily Technology Bear 3X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Technology Bear 3X ETF	$40	0.92%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$85,075,245
Number of Holdings	12
Net Advisory Fee	$329,493
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	-300.0%
Total (as % of net assets)	-300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Semiconductors & Semiconductor Equipment	46.6%
Software	23.5%
Technology Hardware, Storage & Peripherals	16.7%
Communications Equipment	5.7%
Electronic Equipment, Instruments & Components	4.4%
IT Services	3.1%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	14.8%
Apple, Inc.	12.2%
Microsoft Corp.	9.2%
Broadcom, Inc.	6.0%
Micron Technology, Inc.	4.3%
Advanced Micro Devices, Inc.	4.3%
Intel Corp.	3.3%
Cisco Systems, Inc.	2.7%
Lam Research Corp.	2.4%
Palantir Technologies, Inc.	2.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-3X) investment results, understand the risks associated with the use of leverage and shorting and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide -300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Technology Bear 3X ETF	PAGE 1	TSR-SAR-25461A494

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Technology Bear 3X ETF	PAGE 2	TSR-SAR-25461A494

Direxion Daily Technology Bull 3X ETF
TECL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily Technology Bull 3X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Technology Bull 3X ETF	$41	0.81%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$4,736,583,110
Number of Holdings	85
Net Advisory Fee	$12,774,355
Portfolio Turnover	56%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	230.5%
Common Stocks	69.5%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Semiconductors & Semiconductor Equipment	46.6%
Software	23.5%
Technology Hardware, Storage & Peripherals	16.7%
Communications Equipment	5.7%
Electronic Equipment, Instruments & Components	4.4%
IT Services	3.1%

Top 10 Constituents of Index	(%)
NVIDIA Corp.	14.8%
Apple, Inc.	12.2%
Microsoft Corp.	9.2%
Broadcom, Inc.	6.0%
Micron Technology, Inc.	4.3%
Advanced Micro Devices, Inc.	4.3%
Intel Corp.	3.3%
Cisco Systems, Inc.	2.7%
Lam Research Corp.	2.4%
Palantir Technologies, Inc.	2.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Technology Bull 3X ETF	PAGE 1	TSR-SAR-25459W102

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Technology Bull 3X ETF	PAGE 2	TSR-SAR-25459W102

Direxion Daily Transportation Bull 3X ETF
TPOR (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily Transportation Bull 3X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Transportation Bull 3X ETF	$54	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$18,039,194
Number of Holdings	51
Net Advisory Fee	$44,850
Portfolio Turnover	14%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	228.9%
Common Stocks	71.1%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Ground Transportation	62.0%
Air Freight & Logistics	20.8%
Passenger Airlines	15.1%
Marine Transportation	2.1%

Top 10 Constituents of Index	(%)
Union Pacific Corp.	16.5%
Uber Technologies, Inc.	15.9%
FedEx Corp.	9.0%
Delta Air Lines, Inc.	4.8%
CSX Corp.	4.7%
Old Dominion Freight Line, Inc.	4.7%
United Parcel Service, Inc. Class B	4.5%
Norfolk Southern Corp.	4.4%
United Continental Holdings, Inc.	4.1%
XPO, Inc.	3.7%
Direxion Daily Transportation Bull 3X ETF	PAGE 1	TSR-SAR-25460E679

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Transportation Bull 3X ETF	PAGE 2	TSR-SAR-25460E679

Direxion Daily Utilities Bull 3X ETF
UTSL (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Direxion Daily Utilities Bull 3X ETF for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/Direxion. You can also request this information by contacting us at 866-476-7523.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Direxion Daily Utilities Bull 3X ETF	$50	0.95%
*	Percentage shown is annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$43,481,499
Number of Holdings	40
Net Advisory Fee	$170,344
Portfolio Turnover	16%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Market Exposure	(%)
Total Return Swap Contracts	238.1%
Common Stocks	61.9%
Total (as % of net assets)	300.0%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Index Composition	(%)
Electric Utilities	66.1%
Multi-Utilities	25.8%
Independent Power and Renewable Electricity Producers	4.2%
Gas Utilities	2.2%
Water Utilities	1.7%

Top 10 Constituents of Index	(%)
NextEra Energy, Inc.	14.1%
Southern Co.	7.3%
Duke Energy Corp.	7.0%
Constellation Energy Corp.	6.7%
American Electric Power Co., Inc.	5.1%
Sempra Energy	4.3%
Dominion Energy, Inc.	3.8%
Entergy Corp.	3.7%
Vistra Corp.	3.5%
Xcel Energy, Inc.	3.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://connect.rightprospectus.com/Direxion.
The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (3X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. There is no guarantee that the Fund will achieve its stated investment objective. Although this report provides annual performance information, the Fund should not be expected to provide 300% of the return of the Index’s cumulative return for periods longer or shorter than a trading day.
The Fund is distributed by ALPS Distributors, Inc.
Direxion Daily Utilities Bull 3X ETF	PAGE 1	TSR-SAR-25460E711

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Direxion at 866-476-7523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Direxion or your financial intermediary.
Direxion Daily Utilities Bull 3X ETF	PAGE 2	TSR-SAR-25460E711

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)	The registrant’s Financial Statements are filed herewith.

Direxion

DIREXION SHARES ETF TRUST

Semi-Annual Financial Statements and Additional Information

APRIL 30, 2026

535 Madison Avenue, 37th Floor New York, New York 10022 www.direxion.com

You can find a Fund's prospectus, reports to shareholders, and other information about the Fund online at http://www.direxioninvestments.com/regulatory-documents. You can also get this information at no cost by calling (800) 851-0511 or by sending an email request to info@direxionfunds.com.

DIREXION AUSPICE BROAD COMMODITY STRATEGY ETF (CONSOLIDATED)
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 96.1%
	Money Market Funds — 96.1%
256,832,356	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$256,832,356
	TOTAL SHORT TERM INVESTMENTS (Cost $256,832,356)	$256,832,356
	TOTAL INVESTMENTS (Cost $256,832,356) — 96.1%	$256,832,356
	Other Assets in Excess of Liabilities — 3.9%(b)	10,397,118
	TOTAL NET ASSETS — 100.0%	$267,229,474

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	$8,769,692 of cash is pledged as collateral for futures contracts.
LONG FUTURES CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Receivable/ (Payable), net	Unrealized Appreciation (Depreciation)
Copper	9/28/2026	104	$15,700,100	$124,800	$(239,590)
Corn	9/14/2026	1,394	33,438,575	(226,525)	762,410
Cotton No. 2	12/8/2026	1,208	50,053,480	1,455,640	5,208,560
Gasoline RBOB	9/30/2026	68	7,967,383	35,414	965,237
Gold	6/26/2026	27	12,499,920	183,870	(752,581)
NY Harbor ULSD	5/29/2026	36	6,170,321	(26,762)	1,256,526
Silver	7/29/2026	11	4,071,540	106,700	(165,922)
Soybean	11/13/2026	635	37,242,750	55,563	1,703,694
Wheat	7/14/2026	801	25,501,838	(650,813)	1,495,396
WTI Crude	10/20/2026	63	5,182,380	34,020	626,298
			$197,828,287	$1,091,907	$10,860,028

All futures contracts held by Direxion BCS Fund Ltd. See Note 1.
The accompanying notes are an integral part of these financial statements.

1

DIREXION HCM TACTICAL ENHANCED US ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 39.8%
	Accommodation — 0.2%
1,505	Airbnb, Inc. Class A(a)	$211,242
817	Hilton Worldwide Holdings, Inc.	264,765
2,276	Host Hotels & Resorts, Inc.	48,092
1,077	Las Vegas Sands Corp.	58,815
784	Marriott International, Inc. Class C	283,565
680	MGM Resorts International(a)	26,479
300	Wynn Resorts Ltd.	32,133
		925,091
	Administrative and Support Services — 0.9%
306	Allegion PLC ADR (Ireland)	42,069
1,639	Amcor PLC ADR (United Kingdom)	62,348
324	Ameriprise Financial, Inc.	153,832
1,432	Automatic Data Processing, Inc.	303,498
2,860	Booking Holdings, Inc.	481,510
412	Broadridge Financial Solutions, Inc.	63,440
250	Corpay, Inc.(a)	76,617
425	Equifax, Inc.	73,924
129	FactSet Research System, Inc.	29,358
252	Gartner, Inc.(a)	37,419
1,048	Iron Mountain, Inc.	132,038
562	Live Nation Entertainment, Inc.(a)	88,762
546	Moody’s Corp.	252,170
1,107	Paramount Skydance Corp.	11,336
741	Qnity Electronics, Inc.	104,229
1,040	Rollins, Inc.	57,959
894	Royal Caribbean Cruises Ltd. ADR (Liberia)	235,801
7,311	Uber Technologies, Inc.(a)	545,474
5,975	Visa, Inc. Class A	1,970,794
1,316	Waste Management, Inc.	306,036
		5,028,614
	Air Transportation — 0.1%
2,311	Delta Air Lines, Inc.	157,125
1,747	Southwest Airlines Co.	66,246
1,151	United Continental Holdings, Inc.(a)	103,590
		326,961
	Ambulatory Health Care Services — 0.0%(†)
116	DaVita, Inc.(a)	17,996
295	Labcorp Holdings, Inc.	75,756
389	Quest Diagnostics, Inc.	75,544
4,096	Viatris, Inc.	61,194
		230,490

The accompanying notes are an integral part of these financial statements.

2

DIREXION HCM TACTICAL ENHANCED US ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Amusement, Gambling, and Recreation Industries — 0.1%
6,296	The Walt Disney Co.	$653,210
	Apparel Manufacturing — 0.1%
1,208	Cintas Corp.	211,050
507	Deckers Outdoor Corp.(a)	51,815
134	Ralph Lauren Corp.	48,058
		310,923
	Beverage and Tobacco Product Manufacturing — 0.5%
5,966	Altria Group, Inc.	433,430
501	Constellation Brands, Inc. Class A	78,447
4,827	Keurig Dr Pepper, Inc.	141,914
602	Molson Coors Brewing Co. Class B	25,729
2,531	Monster Beverage Corp.(a)	195,064
4,855	PepsiCo, Inc.	769,469
5,529	Philip Morris International, Inc.	912,672
		2,556,725
	Broadcasting and Content Providers — 0.1%
306	Charter Communications, Inc.(a)	50,542
12,748	Comcast Corp. Class A	344,706
711	FOX Corp. Class A	45,142
505	FOX Corp. Class B	28,795
237	TKO Group Holdings, Inc.	44,103
8,805	Warner Bros Discovery, Inc.(a)	238,175
		751,463
	Building Material and Garden Equipment and Supplies Dealers — 0.3%
1,996	Lowe’s Companies, Inc.	476,625
3,539	The Home Depot, Inc.	1,163,623
1,876	Tractor Supply Co.	65,848
		1,706,096
	Chemical Manufacturing — 2.2%
6,281	AbbVie, Inc.	1,327,301
794	Air Products & Chemicals, Inc.	238,240
416	Albemarle Corp.	81,827
1,911	Amgen, Inc.	661,684
523	Biogen, Inc.(a)	98,994
557	Bio-Techne Corp.	30,813
7,236	Bristol-Myers Squibb Co.	438,429
555	CF Industries Holdings, Inc.	68,931
843	Church & Dwight Co., Inc.	81,822
427	Clorox Co.	41,180
2,861	Colgate-Palmolive Co.	244,215
1,455	DuPont de Nemours, Inc.	66,435
906	Ecolab, Inc.	236,104
2,813	Eli Lilly & Co.	2,629,030

The accompanying notes are an integral part of these financial statements.

3

DIREXION HCM TACTICAL ENHANCED US ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Chemical Manufacturing — (Continued)
4,411	Gilead Sciences, Inc.	$577,135
594	Incyte Corp.(a)	56,590
2,020	IntercontinentalExchange, Inc.	319,342
910	International Flavors & Fragrances, Inc.	63,882
6,809	Kenvue, Inc.	119,362
1,180	Kimberly-Clark Corp.	116,147
1,656	Linde PLC ADR (Ireland)	829,888
915	LyondellBasell Industries N.V. Class A ADR (Netherlands)	68,259
8,817	Merck & Co., Inc.	962,640
1,130	Mosaic Co.	26,295
20,203	Pfizer, Inc.	539,420
800	PPG Industries, Inc.	86,800
8,255	Procter & Gamble Co.	1,214,228
357	Regeneron Pharmaceuticals, Inc.	252,420
903	Vertex Pharmaceuticals, Inc.(a)	385,924
1,500	Zoetis, Inc.	172,455
		12,035,792
	Clothing, Clothing Accessories, Shoe, and Jewelry Retailers — 0.2%
377	Lululemon Athletica, Inc.(a)	51,913
1,151	Ross Stores, Inc.	262,186
3,945	TJX Companies, Inc.	618,379
		932,478
	Computer and Electronic Product Manufacturing — 13.6%
5,792	Advanced Micro Devices, Inc.(a)	2,053,206
1,003	Agilent Technologies, Inc.	115,897
20,685	Alphabet, Inc.	7,959,588
16,617	Alphabet, Inc. Class C	6,346,697
820	AMETEK, Inc.	193,110
4,364	Amphenol Corp. Class A	642,686
1,738	Analog Devices, Inc.	699,128
52,164	Apple, Inc.	14,154,701
2,818	Applied Materials, Inc.	1,111,673
3,668	Arista Networks, Inc.(a)	633,500
16,848	Broadcom, Inc.	7,032,861
14,037	Cisco Systems, Inc.	1,284,386
2,233	Danaher Corp.	399,595
1,052	Dell Technologies, Inc.	219,815
481	EchoStar Corp.(a)	59,230
379	First Solar, Inc.(a)	76,516
2,243	Fortinet, Inc.(a)	189,107
1,116	Fortive Corp.	66,726
1,617	GE HealthCare Technologies, Inc.	98,378
3,263	HP, Inc.	68,066
16,681	Intel Corp.(a)	1,576,021

The accompanying notes are an integral part of these financial statements.

4

DIREXION HCM TACTICAL ENHANCED US ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Computer and Electronic Product Manufacturing — (Continued)
3,321	International Business Machines Corp.	$767,085
373	Jabil Circuit, Inc.	125,884
609	Keysight Technologies, Inc.(a)	213,095
662	L3Harris Technologies, Inc.	212,204
4,439	Lam Research Corp.	1,144,641
255	Lumentum Holdings, Inc.(a)	230,092
1,920	Microchip Technology, Inc.	178,387
3,997	Micron Technology, Inc.	2,067,089
176	Monolithic Power Systems, Inc.	284,136
589	Motorola Solutions, Inc.	258,589
701	NetApp, Inc.	77,650
477	Northrop Grumman Corp.	276,412
86,339	NVIDIA Corp.	17,230,674
894	NXP Semiconductors NV ADR (Netherlands)	262,469
1,403	ON Semiconductor Corp.(a)	141,436
1,384	Otis Worldwide Corp.	107,786
2,873	Palo Alto Networks, Inc.(a)	515,186
3,794	Qualcomm, Inc.	681,327
400	Revvity, Inc.	34,648
377	Roper Technologies, Inc.	133,763
4,771	RTX Corp.	840,030
526	Sandisk Corp.(a)	576,764
778	Seagate Technology Holdings PLC ADR (Ireland)	524,092
536	Skyworks Solutions, Inc.	37,611
1,788	Super Micro Computer, Inc.(a)	48,991
170	Teledyne Technologies, Inc.(a)	109,795
558	Teradyne, Inc.	191,656
3,227	Texas Instruments, Inc.	907,045
1,332	Thermo Fisher Scientific, Inc.	637,975
847	Trimble, Inc.(a)	57,020
883	Veralto Corp.	77,881
1,356	Vertiv Holdings Co.	445,432
347	Waters Corp.(a)	107,303
1,205	Western Digital Corp.	523,597
178	Zebra Technologies Corp. Class A(a)	40,274
		75,048,906
	Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services — 0.1%
665	Coherent Corp.(a)	212,607
1,909	Fiserv, Inc.(a)	119,599
		332,206
	Construction of Buildings — 0.1%
956	D.R. Horton, Inc.	147,090
770	Lennar Corp. Class A	69,531

The accompanying notes are an integral part of these financial statements.

5

DIREXION HCM TACTICAL ENHANCED US ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Construction of Buildings — (Continued)
10	NVR, Inc.(a)	$63,159
681	PulteGroup, Inc.	83,327
		363,107
	Couriers and Messengers — 0.1%
772	FedEx Corp.	311,355
2,628	United Parcel Service, Inc. Class B	285,927
		597,282
	Credit Intermediation and Related Activities — 2.0%
1,901	American Express Co.	614,118
23,576	Bank of America Corp.	1,260,373
2,445	Bank of New York Mellon Corp.	328,534
2,219	Capital One Financial Corp.	424,495
6,210	Citigroup, Inc.	794,756
1,510	Citizens Financial Group, Inc.	98,225
795	Coinbase Global, Inc.(a)	149,277
1,839	Fidelity National Information Services, Inc.	85,569
3,201	Fifth Third Bancorp	162,483
847	Global Payments, Inc.	60,950
7,213	Huntington Bancshares, Inc.	120,890
9,582	JPMorgan Chase & Co.	3,001,370
3,329	KeyCorp	73,604
541	M&T Bank Corp.	118,279
2,897	MasterCard, Inc. Class A	1,456,959
661	Northern Trust Corp.	109,951
1,437	PNC Financial Services Group, Inc.	320,451
3,083	Regions Financial Corp.	88,020
990	State Street Corp.	151,311
1,234	Synchrony Financial	94,031
4,487	Truist Financial Corp.	231,080
5,521	U.S. Bancorp	312,820
10,986	Wells Fargo & Co.	903,379
		10,960,925
	Electrical Equipment, Appliance, and Component Manufacturing — 0.1%
397	A.O. Smith Corp.	24,550
281	Axon Enterprise, Inc.(a)	112,895
2,000	Emerson Electric Co.	280,880
211	Generac Holdings, Inc.(a)	54,698
397	Rockwell Automation, Inc.	162,337
		635,360
	Fabricated Metal Product Manufacturing — 0.1%
951	Ball Corp.	58,087
815	Nucor Corp.	183,612
582	Pentair PLC ADR (Ireland)	46,973

The accompanying notes are an integral part of these financial statements.

6

DIREXION HCM TACTICAL ENHANCED US ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Fabricated Metal Product Manufacturing — (Continued)
187	Snap-on, Inc.	$71,696
552	Stanley Black & Decker, Inc.	43,144
		403,512
	Food and Beverage Retailers — 0.0%(†)
2,070	Kroger Co.	140,905
	Food Manufacturing — 0.4%
1,710	Archer-Daniels-Midland Co.	127,463
13,757	Coca-Cola Co.	1,083,501
1,894	General Mills, Inc.	66,877
1,033	Hormel Foods Corp.	22,179
901	McCormick & Co, Inc.	45,807
4,554	Mondelez International, Inc.	279,798
697	The Campbell’s Company	14,491
528	The Hershey Co.	98,071
377	The J.M. Smucker Co.	36,957
3,028	The Kraft Heinz Co.	68,614
1,000	Tyson Foods, Inc. Class A	64,070
		1,907,828
	Food Services and Drinking Places — 0.4%
129	Casey’s General Stores, Inc.	106,057
4,625	Chipotle Mexican Grill, Inc.(a)	157,204
407	Darden Restaurants, Inc.	81,628
1,325	DoorDash, Inc.(a)	223,461
2,528	McDonald’s Corp.	742,196
4,045	Starbucks Corp.	426,060
985	Yum! Brands, Inc.	157,255
		1,893,861
	Funds, Trusts, and Other Financial Vehicles — 0.0%(†)
581	Garmin Ltd. ADR (Switzerland)	145,912
780	T. Rowe Price Group, Inc.	80,247
		226,159
	Furniture, Home Furnishings, Electronics, and Appliance Retailers — 0.0%(†)
690	Best Buy Co., Inc.	41,738
	Gasoline Stations and Fuel Dealers — 0.2%
6,660	Chevron Corp.	1,287,445
	General Merchandise Retailers — 2.4%
34,710	Amazon.com, Inc.(a)	9,200,233
1,576	Costco Wholesale Corp.	1,598,899
785	Dollar General Corp.	90,966
656	Dollar Tree, Inc.(a)	63,704
1,604	eBay, Inc.	165,982
1,607	Target Corp.	208,508

The accompanying notes are an integral part of these financial statements.

7

DIREXION HCM TACTICAL ENHANCED US ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	General Merchandise Retailers — (Continued)
15,576	Walmart, Inc.	$2,054,942
421	Williams-Sonoma, Inc.	76,289
		13,459,523
	Health and Personal Care Retailers — 0.1%
4,521	CVS Health Corp.	376,554
161	Ulta Beauty, Inc.(a)	86,534
		463,088
	Hospitals — 0.1%
557	HCA Healthcare, Inc.	241,988
199	Universal Health Services, Inc. Class B	33,486
		275,474
	Insurance Carriers and Related Activities — 1.5%
1,655	Aflac, Inc.	188,124
923	Allstate Corp.	200,531
1,904	American International Group, Inc.	142,419
1,269	Arch Capital Group Ltd. ADR(a)	119,870
913	Arthur J. Gallagher & Co.	188,443
181	Assurant, Inc.	42,765
6,518	Berkshire Hathaway, Inc. Class B(a)	3,086,925
1,037	Brown & Brown, Inc.	62,376
1,656	Centene Corp.(a)	88,911
1,290	Chubb Limited ADR (Switzerland)	421,830
935	Cigna Corp.	271,692
556	Cincinnati Financial Corp.	90,962
787	Elevance Health, Inc.	296,242
88	Erie Indemnity Co. Class A	19,266
141	Everest Re Group Ltd. ADR	50,303
283	Globe Life, Inc.	43,667
426	Humana, Inc.	100,723
600	Loews Corp.	67,566
1,722	Marsh & McLennan Companies, Inc.	288,797
1,952	MetLife, Inc.	156,355
701	Principal Financial Group, Inc.	70,738
2,083	Progressive Corp.	419,266
1,236	Prudential Financial, Inc.	121,264
989	The Hartford Insurance Group, Inc.	135,305
772	Travelers Companies, Inc.	235,568
3,221	UnitedHealth Group, Inc.	1,193,316
1,060	W.R. Berkley Corp.	70,840
337	Willis Towers Watson PLC ADR (Ireland)	86,339
		8,260,403

The accompanying notes are an integral part of these financial statements.

8

DIREXION HCM TACTICAL ENHANCED US ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Leather and Allied Product Manufacturing — 0.1%
4,233	NIKE, Inc. Class B	$187,776
717	Tapestry, Inc.	103,994
		291,770
	Machinery Manufacturing — 0.9%
3,514	Baker Hughes Co.	244,820
2,790	Carrier Global Corp.	187,404
1,650	Caterpillar, Inc.	1,468,682
494	Cummins, Inc.	331,479
896	Deere & Co.	528,524
3,724	GE Aerospace	1,079,699
267	IDEX Corp.	58,166
1,263	Ingersoll Rand, Inc.	100,863
71	Mettler-Toledo International, Inc.(a)	90,639
191	Nordson Corp.	55,094
445	Parker Hannifin Corp.	404,692
789	Trane Technologies PLC ADR (Ireland)	388,614
866	Xylem, Inc.	102,327
		5,041,003
	Management of Companies and Enterprises — 0.2%
6,175	Abbott Laboratories	560,628
765	Aon PLC ADR (United Kingdom)	238,412
484	Bunge Global SA ADR (Switzerland)	61,502
1,615	Norwegian Cruise Line Holdings Ltd. ADR(a)	29,361
1,855	Smurfit WestRock PLC ADR (Ireland)	71,214
		961,117
	Merchant Wholesalers, Durable Goods — 0.4%
391	Builders FirstSource, Inc.(a)	30,924
3,161	Copart, Inc.(a)	104,661
4,081	Fastenal Co.	183,359
497	Genuine Parts Co.	53,293
354	Henry Schein, Inc.(a)	26,405
192	Hubbell, Inc.	97,569
136	Huntington Ingalls Industries, Inc.	49,543
2,173	Johnson Controls International PLC ADR (Ireland)	317,323
469	KLA-Tencor Corp.	820,914
111	Lennox International, Inc.	59,373
114	Pool Corp.	24,318
1,039	TE Connectivity PLC ADR (Ireland)	219,915
159	W.W. Grainger, Inc.	184,655
		2,172,252
	Merchant Wholesalers, Nondurable Goods — 0.3%
607	Brown Forman Corp. Class B	15,642
838	Cardinal Health, Inc.	161,634
689	Cencora, Inc.	212,219

The accompanying notes are an integral part of these financial statements.

9

DIREXION HCM TACTICAL ENHANCED US ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Merchant Wholesalers, Nondurable Goods — (Continued)
1,702	ConAgra Brands, Inc.	$24,424
108	Domino’s Pizza, Inc.	36,657
931	Illinois Tool Works, Inc.	240,207
432	McKesson Corp.	352,166
1,704	Sysco Corp.	127,306
821	The Sherwin Williams Co.	264,042
		1,434,297
	Mining (except Oil and Gas) — 0.2%
5,107	Freeport-McMoRan Copper & Gold, Inc.	295,083
216	Martin Marietta Materials, Inc.	133,719
3,879	Newmont Corp.	430,918
473	Vulcan Materials Co.	142,723
		1,002,443
	Miscellaneous Manufacturing — 0.9%
1,870	3M Co.	273,993
239	Align Technology, Inc.(a)	42,067
1,828	Baxter International, Inc.	32,136
1,009	Becton, Dickinson & Co.	150,381
5,266	Boston Scientific Corp.(a)	303,374
1,371	DexCom, Inc.(a)	81,643
482	Dover Corp.	109,130
2,063	Edwards Lifesciences Corp.(a)	172,261
879	Estee Lauder Companies, Inc. Class A	67,428
477	Hasbro, Inc.	45,716
251	Insulet Corp.(a)	43,207
1,261	Intuitive Surgical, Inc.(a)	577,046
8,560	Johnson & Johnson	1,967,516
4,555	Medtronic PLC ADR (Ireland)	368,818
520	ResMed, Inc.	111,181
526	Solventum Corp.(a)	35,431
347	Steris PLC ADR (Ireland)	75,257
1,223	Stryker Corp.	385,404
618	Textron, Inc.	59,303
694	The Cooper Companys, Inc.(a)	43,653
702	Zimmer Biomet Holdings, Inc.	57,866
		5,002,811
	Motion Picture and Sound Recording Industries — 0.3%
15,004	Netflix, Inc.(a)	1,404,524
	Motor Vehicle and Parts Dealers — 0.1%
58	AutoZone, Inc.(a)	214,834
505	Carvana Co.(a)	199,879
2,992	O’Reilly Automotive, Inc.(a)	297,405
		712,118

The accompanying notes are an integral part of these financial statements.

10

DIREXION HCM TACTICAL ENHANCED US ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	National Security and International Affairs — 0.0%(†)
458	Leidos Holdings, Inc.	$68,343
	Nonmetallic Mineral Product Manufacturing — 0.1%
2,773	Corning, Inc.	455,437
	Oil and Gas Extraction — 0.6%
1,259	APA Corp.	51,279
2,696	Coterra Energy, Inc.	96,813
2,202	Devon Energy Corp.	113,117
688	Diamondback Energy, Inc.	141,474
1,925	EOG Resources, Inc.	270,597
2,215	EQT Corp.	133,077
848	Expand Energy Corp.	86,623
14,847	Exxon Mobil Corp.	2,291,338
2,552	Occidental Petroleum Corp.	154,600
		3,338,918
	Paper Manufacturing — 0.0%(†)
317	Packaging Corp of America	67,664
	Performing Arts, Spectator Sports, and Related Industries — 0.0%(†)
803	Electronic Arts, Inc.	162,503
	Petroleum and Coal Products Manufacturing — 0.2%
4,350	ConocoPhillips	547,143
1,045	Marathon Petroleum Corp.	259,463
1,433	Phillips 66	256,722
1,087	Valero Energy Corp.	274,554
		1,337,882
	Pipeline Transportation — 0.1%
766	Targa Resources Corp.	199,221
4,337	Williams Companies, Inc.	330,957
		530,178
	Plastics and Rubber Products Manufacturing — 0.0%(†)
275	Avery Dennison Corp.	45,081
257	West Pharmaceutical Services, Inc.	76,480
		121,561
	Primary Metal Manufacturing — 0.1%
1,427	Howmet Aerospace, Inc.	346,818
490	Steel Dynamics, Inc.	112,043
		458,861
	Professional, Scientific, and Technical Services — 1.9%
2,185	Accenture PLC Class A ADR (Ireland)	390,481
962	AppLovin Corp.(a)	429,389
466	CDW Corp.	63,800
178	Charles River Laboratories International, Inc.(a)	29,721

The accompanying notes are an integral part of these financial statements.

11

DIREXION HCM TACTICAL ENHANCED US ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Professional, Scientific, and Technical Services — (Continued)
503	Ciena Corp.(a)	$265,373
1,702	Cognizant Technology Solutions Corp. Class A	90,036
1,383	Eaton Corporation PLC ADR (Ireland)	598,853
199	EPAM Systems, Inc.(a)	22,642
751	Extra Space Storage, Inc.	107,641
203	F5 Networks, Inc.(a)	65,752
483	GoDaddy, Inc.(a)	41,920
284	IDEXX Laboratories, Inc.(a)	159,267
1,875	International Paper Co.	57,037
603	IQVIA Holdings, Inc.(a)	95,497
257	Jack Henry & Associates, Inc.	39,514
415	Jacobs Solutions, Inc.	53,705
7,773	Meta Platforms, Inc.	4,756,376
1,235	Moderna, Inc.(a)	56,736
1,120	Omnicom Group, Inc.	85,926
6,025	Oracle Corp.	972,375
8,117	Palantir Technologies, Inc.(a)	1,129,156
1,149	Paychex, Inc.	106,432
420	PTC, Inc.(a)	57,246
3,714	ServiceNow, Inc.(a)	327,983
618	Take-Two Interactive Software, Inc.(a)	132,104
1,563	The Trade Desk, Inc.(a)	36,871
293	VeriSign, Inc.	78,717
498	Verisk Analytics, Inc. Class A	91,876
758	Workday, Inc.(a)	92,779
		10,435,205
	Publishing Industries — 2.5%
1,460	Adobe, Inc.(a)	359,306
513	Akamai Technologies, Inc.(a)	52,829
750	Autodesk, Inc.(a)	177,750
1,943	Block, Inc.(a)	137,001
966	Cadence Design Systems, Inc.(a)	318,384
896	CrowdStrike Holdings, Inc.(a)	399,392
1,167	Datadog, Inc.(a)	154,266
82	Fair Isaac Corp.(a)	84,050
1,955	Gen Digital, Inc.	37,712
4,724	Hewlett Packard Enterprise Co.	135,909
987	Intuit, Inc.	383,449
26,382	Microsoft Corp.	10,758,052
1,313	News Corp. Class A	34,558
431	News Corp. Class B	13,137
3,329	Salesforce, Inc.	587,668
678	Synopsys, Inc.(a)	327,203
156	Tyler Technologies, Inc.(a)	53,218
		14,013,884

The accompanying notes are an integral part of these financial statements.

12

DIREXION HCM TACTICAL ENHANCED US ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Rail Transportation — 0.2%
6,608	CSX Corp.	$300,202
2,109	Union Pacific Corp.	568,333
		868,535
	Real Estate — 0.6%
555	Alexandria Real Estate Equities, Inc.	22,483
1,665	American Tower Corp.	304,212
505	AvalonBay Communities, Inc.	92,415
526	BXP, Inc.	30,750
366	Camden Property Trust	38,437
1,029	CBRE Group, Inc. Class A(a)	146,869
1,546	Crown Castle, Inc.	137,254
1,149	Digital Realty Trust, Inc.	230,880
1,221	Equity Residential	79,829
231	Essex Property Trust, Inc.	60,802
279	Federal Realty Investment Trust	30,941
2,468	Healthpeak Properties, Inc.	39,908
2,006	Invitation Homes, Inc.	57,713
2,396	Kimco Realty Corp.	56,641
413	Mid-America Apartment Communities, Inc.	53,351
3,303	Prologis, Inc.	469,092
562	Public Storage	169,977
3,270	Realty Income Corp.	210,065
585	Regency Centers Corp.	45,542
1,157	Simon Property Group, Inc.	235,692
1,072	UDR, Inc.	38,957
1,690	Ventas, Inc.	148,483
3,881	VICI Properties, Inc.	113,325
2,478	Welltower, Inc.	538,569
2,557	Weyerhaeuser Co.	62,698
		3,414,885
	Rental and Leasing Services — 0.0%(†)
226	United Rentals, Inc.	216,924
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 1.1%
1,647	Apollo Global Management, Inc.	212,002
729	Ares Management Corp.	85,585
515	Blackrock, Inc.	548,784
370	Cboe Global Markets, Inc.	111,033
5,937	Charles Schwab Corp.	544,067
1,280	CME Group, Inc.	368,410
2,382	CRH PLC ADR (Ireland)	282,076
2,546	Dow, Inc.	103,088
1,094	Franklin Resources, Inc.	32,787
1,069	Goldman Sachs Group, Inc.	987,510

The accompanying notes are an integral part of these financial statements.

13

DIREXION HCM TACTICAL ENHANCED US ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — (Continued)
1,581	Interactive Brokers Group, Inc. Class A	$125,689
1,576	Invesco Ltd. ADR	41,307
2,438	KKR & Co., Inc.	254,381
4,274	Morgan Stanley	814,582
262	MSCI, Inc. Class A	154,949
1,594	NASDAQ OMX Group, Inc.	146,505
623	Raymond James Financial, Inc.	98,633
2,806	Robinhood Markets, Inc.(a)	204,529
1,090	S&P Global, Inc.	470,041
2,662	The Blackstone Group, Inc.	334,294
		5,920,252
	Specialty Trade Contractors — 0.1%
122	Comfort Systems USA, Inc.	224,510
162	EMCOR Group, Inc.	144,451
532	Quanta Services, Inc.	387,174
		756,135
	Support Activities for Agriculture and Forestry — 0.0%(†)
2,390	Corteva, Inc.	193,614
	Support Activities for Mining — 0.1%
2,977	Halliburton Co.	125,927
5,316	SLB Ltd. ADR	302,374
		428,301
	Support Activities for Transportation — 0.1%
419	C.H. Robinson Worldwide, Inc.	76,178
413	Expedia, Inc.	102,577
479	Expeditors International of Washington, Inc.	70,839
266	J.B. Hunt Transport Services, Inc.	66,907
800	Norfolk Southern Corp.	252,664
		569,165
	Telecommunications — 0.4%
24,871	AT&T, Inc.	649,879
348	Equinix, Inc.	376,825
3,272	PayPal Holdings, Inc.	164,058
377	SBA Communications Corp.	83,392
1,686	T-Mobile US, Inc.	329,613
14,984	Verizon Communications, Inc.	719,682
		2,323,449
	Transportation Equipment Manufacturing — 1.2%
752	Aptiv PLC ADR(a)	45,316
2,789	Boeing Co.(a)	638,765
13,923	Ford Motor Co.	168,190
902	General Dynamics Corp.	310,559

The accompanying notes are an integral part of these financial statements.

14

DIREXION HCM TACTICAL ENHANCED US ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Transportation Equipment Manufacturing — (Continued)
3,214	General Motors Co.	$247,124
2,253	Honeywell International, Inc.	482,885
717	Lockheed Martin Corp.	371,384
1,866	Paccar, Inc.	221,681
9,992	Tesla, Inc.(a)	3,813,247
203	TransDigm Group, Inc.	235,476
606	Wabtec Corp.	163,553
		6,698,180
	Truck Transportation — 0.0%(†)
653	Old Dominion Freight Line, Inc.	138,717
	Utilities — 1.2%
2,528	AES Corp.	36,530
913	Alliant Energy Corp.	67,042
980	Ameren Corp.	111,377
1,919	American Electric Power Co., Inc.	263,114
691	American Water Works Co., Inc.	88,738
588	Atmos Energy Corp.	111,708
2,322	CenterPoint Energy, Inc.	101,355
1,092	CMS Energy Corp.	83,800
1,281	Consolidated Edison, Inc.	142,819
1,110	Constellation Energy Corp.	347,430
3,034	Dominion Energy, Inc.	195,693
735	DTE Energy Co.	111,492
2,762	Duke Energy Corp.	357,817
1,370	Edison International	95,201
1,605	Entergy Corp.	189,245
820	Evergy, Inc.	67,929
1,330	Eversource Energy	94,031
3,634	Exelon Corp.	167,128
1,846	FirstEnergy Corp.	87,722
956	GE Vernova, Inc.	1,035,788
6,956	Kinder Morgan, Inc.	228,644
7,398	NextEra Energy, Inc.	724,116
1,703	NiSource, Inc.	82,221
751	NRG Energy, Inc.	116,841
2,233	ONEOK, Inc.	206,463
7,811	PG&E Corp.	129,819
422	Pinnacle West Capital Corp.	43,770
2,630	PPL Corp.	98,467
1,774	Public Service Enterprise Group, Inc.	144,865
2,321	Sempra Energy	220,773
3,913	Southern Co.	378,387
208	Texas Pacific Land Corp.	92,283
1,133	Vistra Corp.	178,833

The accompanying notes are an integral part of these financial statements.

15

DIREXION HCM TACTICAL ENHANCED US ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Utilities — (Continued)
1,158	WEC Energy Group, Inc.	$136,574
2,102	Xcel Energy, Inc.	174,361
		6,712,376
	Waste Management and Remediation Services — 0.0%(†)
712	Republic Services, Inc.	148,965
	Water Transportation — 0.0%(†)
4,088	Carnival Corp. ADR (Panama)	108,373
	Web Search Portals, Libraries, Archives, and Other Information Services — 0.0%(†)
1,506	CoStar Group, Inc.(a)	52,123
	Wood Product Manufacturing — 0.0%(†)
721	Masco Corp.	51,783
	TOTAL COMMON STOCKS (Cost $213,770,192)	$219,370,112
	SHORT TERM INVESTMENTS — 59.4%
	Money Market Funds — 59.4%
228,844,907	Dreyfus Government Cash Management Institutional Shares, 3.53%(b)	$228,844,907
27,374,835	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(b)	27,374,835
71,030,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(b)	71,030,000
	TOTAL SHORT TERM INVESTMENTS (Cost $327,249,742)	$327,249,742
	TOTAL INVESTMENTS (Cost $541,019,934) — 99.2%(c)	$546,619,854
	Other Assets in Excess of Liabilities — 0.8%	4,456,787
	TOTAL NET ASSETS — 100.0%	$551,076,641

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(†)	Less than 0.05%.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at April 30, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $98,404,835.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

16

DIREXION HCM TACTICAL ENHANCED US ETF
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Invesco QQQ Trust Series 1	SOFR + 0.6500%	Barclays	12/22/2026	536,800	$345,927,301	$12,008,956
Total return of Technology Select Sector SPDR Fund	SOFR + 0.6000%	Goldman Sachs	5/18/2027	867,000	130,336,162	7,716,167
					$476,263,463	$19,725,124

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

17

DIREXION NASDAQ-100® EQUAL WEIGHTED INDEX ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 100.0%
	Accommodation — 2.1%
85,186	Airbnb, Inc. Class A(a)	$11,956,707
34,242	Marriott International, Inc. Class C	12,384,989
		24,341,696
	Administrative and Support Services — 2.7%
52,466	Automatic Data Processing, Inc.	11,119,644
63,303	Booking Holdings, Inc.	10,657,693
113,818	Pinduoduo, Inc. ADR (China)(a)	11,368,142
		33,145,479
	Apparel Manufacturing — 0.9%
61,048	Cintas Corp.	10,665,696
	Beverage and Tobacco Product Manufacturing — 3.8%
119,495	Coca-Cola Europacific Partners ADR (United Kingdom)	11,300,642
411,742	Keurig Dr Pepper, Inc.	12,105,215
148,571	Monster Beverage Corp.(a)	11,450,367
72,967	PepsiCo, Inc.	11,564,540
		46,420,764
	Broadcasting and Content Providers — 2.4%
51,394	Charter Communications, Inc.(a)(b)	8,488,747
377,267	Comcast Corp. Class A	10,201,300
399,283	Warner Bros Discovery, Inc.(a)	10,800,605
		29,490,652
	Chemical Manufacturing — 6.2%
35,072	Alnylam Pharmaceuticals, Inc.(a)	10,854,433
31,477	Amgen, Inc.	10,898,911
79,790	Gilead Sciences, Inc.	10,439,724
80,500	Insmed, Inc.(a)	10,974,565
22,429	Linde PLC ADR (Ireland)	11,240,069
14,942	Regeneron Pharmaceuticals, Inc.	10,564,890
24,112	Vertex Pharmaceuticals, Inc.(a)	10,304,987
		75,277,579
	Clothing, Clothing Accessories, Shoe, and Jewelry Retailers — 1.0%
51,837	Ross Stores, Inc.	11,807,950
	Computer and Electronic Product Manufacturing — 27.3%
54,380	Advanced Micro Devices, Inc.(a)	19,277,166
18,186	Alphabet, Inc.	6,997,973
18,317	Alphabet, Inc. Class C	6,995,995
35,386	Analog Devices, Inc.	14,234,372
44,147	Apple, Inc.	11,979,288
30,664	Applied Materials, Inc.	12,096,641
35,258	Broadcom, Inc.	14,717,747
140,999	Cisco Systems, Inc.	12,901,409
134,500	Fortinet, Inc.(a)	11,339,695

The accompanying notes are an integral part of these financial statements.

18

DIREXION NASDAQ-100® EQUAL WEIGHTED INDEX ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Computer and Electronic Product Manufacturing — (Continued)
157,193	GE HealthCare Technologies, Inc.	$9,563,622
249,559	Intel Corp.(a)	23,578,334
47,943	Lam Research Corp.	12,362,582
173,864	Microchip Technology, Inc.	16,153,704
25,885	Micron Technology, Inc.	13,386,687
10,245	Monolithic Power Systems, Inc.	16,539,630
63,391	NVIDIA Corp.	12,650,942
57,208	NXP Semiconductors NV ADR (Netherlands)	16,795,697
67,186	Palto Alto Networks, Inc.(a)	12,047,794
84,280	Qualcomm, Inc.	15,135,002
30,958	Roper Technologies, Inc.	10,984,208
10,795	Sandisk Corp.(a)	11,836,825
26,623	Seagate Technology Holdings PLC ADR (Ireland)	17,934,318
58,485	Texas Instruments, Inc.	16,438,964
37,357	Western Digital Corp.	16,232,364
		332,180,959
	Data Processing, Hosting and Related Services — 0.9%
93,756	Shopify, Inc. (Canada)(a)	11,356,664
	Electrical Equipment, Appliance, and Component Manufacturing — 0.7%
22,065	Axon Enterprise, Inc.(a)	8,864,834
	Food Manufacturing — 1.9%
194,773	Mondelez International, Inc.	11,966,853
507,572	The Kraft Heinz Co.	11,501,582
		23,468,435
	Food Services and Drinking Places — 2.0%
69,894	DoorDash, Inc.(a)	11,787,623
118,296	Starbucks Corp.	12,460,118
		24,247,741
	General Merchandise Retailers — 4.1%
53,312	Amazon.com, Inc.(a)	14,130,879
11,257	Costco Wholesale Corp.	11,420,564
6,695	MercadoLibre, Inc.(a)	12,001,658
91,986	Walmart, Inc.	12,135,713
		49,688,814
	Machinery Manufacturing — 2.0%
8,316	ASML Holding NV ADR (Netherlands)	11,966,641
181,412	Baker Hughes Co.	12,638,974
		24,605,615
	Management of Companies and Enterprises — 2.4%
82,720	ARM Holdings PLC ADR (United Kingdom)(a)	17,397,671
177,620	Ferrovial SE ADR (Netherlands)	12,239,794
		29,637,465

The accompanying notes are an integral part of these financial statements.

19

DIREXION NASDAQ-100® EQUAL WEIGHTED INDEX ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Merchant Wholesalers, Durable Goods — 2.9%
333,183	Copart, Inc.(a)	$11,031,689
250,193	Fastenal Co.	11,241,171
7,305	KLA-Tencor Corp.	12,786,307
		35,059,167
	Miscellaneous Manufacturing — 1.7%
163,528	DexCom, Inc.(a)	9,738,092
22,908	Intuitive Surgical, Inc.(a)	10,482,930
		20,221,022
	Motion Picture and Sound Recording Industries — 0.9%
119,239	Netflix, Inc.(a)	11,161,963
	Motor Vehicle and Parts Dealers — 1.0%
125,411	O’Reilly Automotive, Inc.(a)	12,465,853
	Oil and Gas Extraction — 1.0%
56,865	Diamondback Energy, Inc.	11,693,150
	Performing Arts, Spectator Sports, and Related Industries — 0.9%
54,603	Electronic Arts, Inc.	11,050,009
	Professional, Scientific, and Technical Services — 10.3%
24,745	AppLovin Corp.(a)	11,044,931
176,384	Cognizant Technology Solutions Corp. Class A	9,330,714
18,971	IDEXX Laboratories, Inc.(a)	10,638,937
124,542	Marvell Technology, Inc.	20,568,111
18,443	Meta Platforms, Inc.	11,285,456
72,663	Palantir Technologies, Inc.(a)	10,108,150
118,296	Paychex, Inc.	10,957,758
54,568	Take-Two Interactive Software, Inc.(a)	11,664,456
54,264	Verisk Analytics, Inc. Class A	10,011,165
80,524	Workday, Inc.(a)	9,856,138
72,277	Zscaler, Inc.(a)	9,445,158
		124,910,974
	Publishing Industries — 9.5%
44,118	Adobe, Inc.(a)	10,857,440
44,147	Autodesk, Inc.(a)	10,462,839
38,562	Cadence Design Systems, Inc.(a)	12,709,650
26,765	CrowdStrike Holdings, Inc.(a)	11,930,499
87,534	Datadog, Inc.(a)	11,571,119
24,035	Intuit, Inc.	9,337,597
28,672	Microsoft Corp.	11,691,868
80,700	Strategy, Inc.(a)(b)	13,351,815
26,051	Synopsys, Inc.(a)	12,572,213
117,169	Thomson Reuters Corp. (Canada)(b)	11,211,902
		115,696,942

The accompanying notes are an integral part of these financial statements.

20

DIREXION NASDAQ-100® EQUAL WEIGHTED INDEX ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Rail Transportation — 1.1%
286,828	CSX Corp.	$13,030,596
	Telecommunications — 1.9%
248,768	PayPal Holdings, Inc.	12,473,228
52,514	T-Mobile US, Inc.	10,266,487
		22,739,715
	Transportation Equipment Manufacturing — 2.8%
49,425	Honeywell International, Inc.	10,593,260
98,407	Paccar, Inc.	11,690,752
29,755	Tesla, Inc.(a)	11,355,401
		33,639,413
	Truck Transportation — 1.0%
59,530	Old Dominion Freight Line, Inc.	12,645,958
	Utilities — 3.9%
87,122	American Electric Power Co., Inc.	11,945,297
38,825	Constellation Energy Corp.	12,152,225
235,754	Exelon Corp.	10,842,326
142,610	Xcel Energy, Inc.	11,829,500
		46,769,348
	Web Search Portals, Libraries, Archives, and Other Information Services — 0.7%
255,204	CoStar Group, Inc.(a)	8,832,610
	TOTAL COMMON STOCKS (Cost $1,154,889,211)	$1,215,117,063
	SHORT TERM INVESTMENTS — 0.1%
	Money Market Funds — 0.1%
903,793	Dreyfus Government Cash Management Institutional Shares, 3.53%(c)(d)	$903,793
	TOTAL SHORT TERM INVESTMENTS (Cost $903,793)	$903,793
	TOTAL INVESTMENTS (Cost $1,155,793,004) — 100.1%	$1,216,020,856
	Liabilities in Excess of Other Assets — (0.1)%	(483,974)
	TOTAL NET ASSETS — 100.0%	$1,215,536,882

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

21

DIREXION SHARES ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)

	Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	Direxion HCM Tactical Enhanced US ETF	Direxion NASDAQ-100® Equal Weighted Index ETF
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$256,832,356	$546,619,854	$1,216,020,856
Cash	1	4	8
Due from broker for futures contracts	2,218	—	—
Deposit at broker for futures contracts	8,769,692	—	—
Dividend and interest receivable	715,542	1,244,831	96,314
Due from broker for swap contracts	—	790	—
Variation margin receivable, net	1,091,907	—	—
Unrealized appreciation on swap contracts	—	19,725,124	—
Prepaid expenses and other assets	6,725	5,524	10,089
Total assets	267,418,441	567,596,127	1,216,127,267
LIABILITIES:
Collateral for securities loaned (Note 2)	—	—	4
Payable for Fund shares redeemed	—	—	1,095
Payable for investments purchased	—	2,337	—
Due to Adviser, net (Note 6)	50,028	265,359	198,685
Due to broker for swap contracts	—	16,110,000	—
Accrued operating services fees (Note 6)	42,017	—	48,799
Accrued expenses and other liabilities	96,922	141,790	341,802
Total liabilities	188,967	16,519,486	590,385
NET ASSETS	$267,229,474	$551,076,641	$1,215,536,882
Net Assets Consist of:
Capital stock	$230,514,204	$445,927,060	$1,189,322,233
Total distributable earnings	36,715,270	105,149,581	26,214,649
Net Assets	$267,229,474	$551,076,641	$1,215,536,882
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$267,229,474	$551,076,641	$1,215,536,882
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	7,800,001	14,900,001	11,100,002
Net assets value, redemption price and offering price per share	$34.26	$36.99	$109.51
Cost of Investments	$256,832,356	$541,019,934	$1,155,793,004
*Value of securities loaned	$—	$—	$19,598,660

The accompanying notes are an integral part of these financial statements.

22

Direxion Shares ETF Trust
Statements of Operations
For the Six Months Ended April 30, 2026 (Unaudited)

	Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	Direxion HCM Tactical Enhanced US ETF	Direxion NASDAQ-100® Equal Weighted Index ETF
INVESTMENT INCOME:
Dividend income	$—	$2,412,651	$6,018,434
Less: Foreign Withholding Tax	—	(309)	(39,486)
Interest income	3,396,677	3,399,746	26,205
Securities lending income	—	3,124	40,250
Total investment income	3,396,677	5,815,212	6,045,403
EXPENSES:
Investment advisory fees (Note 6)	476,824	2,928,220	1,767,584
Licensing fees	208,463	—	353,517
Operating services fees (Note 6)	190,729	—	294,597
Management service fees (Note 6)	46,215	135,114	285,470
Fund servicing fees	15,258	44,620	94,271
Professional fees	9,994	19,620	35,951
Reports to shareholders	7,066	20,577	43,498
Exchange listing fees	2,976	3,595	2,976
Pricing fees	1,984	1,984	1,984
Trustees’ fees and expenses	1,872	5,436	11,500
Insurance fees	1,179	3,434	7,258
Interest expense	—	613,542	—
Other	3,445	10,031	13,049
Total expenses	966,005	3,786,173	2,911,655
Recoupment of expenses to Adviser (Note 6)	—	34,466	—
Less: Reimbursement of expenses from Adviser (Note 6)	(298,452)	—	(849,474)
Net Expenses	667,553	3,820,639	2,062,181
Net investment income	2,729,124	1,994,573	3,983,222
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	—	103,550,236	(31,714,231)
In-kind redemptions	—	1,867,175	81,920,220
Swap contracts	—	43,339,330	—
Futures contracts	25,122,442	—	—
Net realized gain	25,122,442	148,756,741	50,205,989
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	(118,126,068)	19,584,035
Swap contracts	—	(77,738,570)	—
Futures contracts	4,535,865	—	—
Change in net unrealized appreciation (depreciation)	4,535,865	(195,864,638)	19,584,035
Net realized and unrealized gain (loss)	29,658,307	(47,107,897)	69,790,024
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$32,387,431	$(45,113,324)	$73,773,246

The accompanying notes are an integral part of these financial statements.

23

Direxion Shares ETF Trust
Statements of Changes in Net Assets

	Direxion Auspice Broad Commodity Strategy ETF (Consolidated)		Direxion HCM Tactical Enhanced US ETF		Direxion NASDAQ-100® Equal Weighted Index ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$2,729,124	$7,745,417	$1,994,573	$2,682,342	$3,983,222	$7,998,870
Net realized gain (loss)	25,122,442	(5,354,269)	148,756,741	(42,880,577)	50,205,989	108,727,350
Change in net unrealized appreciation (depreciation)	4,535,865	2,802,691	(195,864,638)	144,715,578	19,584,035	64,712,516
Net increase (decrease) in net assets resulting from operations	32,387,431	5,193,839	(45,113,324)	104,517,343	73,773,246	181,438,736
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(1,993,866)	(6,543,941)	(953,910)	(11,640,657)	(3,979,249)	(7,885,778)
Return of capital	—	(577,294)	—	(206,355)	—	—
Total distributions	(1,993,866)	(7,121,235)	(953,910)	(11,847,012)	(3,979,249)	(7,885,778)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	109,716,398	27,205,591	32,518,479	151,225,043	432,181,807	788,064,129
Cost of shares redeemed	(47,855,130)	(122,186,474)	(38,051,522)	(29,867,224)	(463,083,508)	(1,063,159,297)
Transaction fees (Note 4)	20,542	27,158	10,835	15,214	—	4,394
Net increase (decrease) in net assets resulting from capital transactions	61,881,810	(94,953,725)	(5,522,208)	121,373,033	(30,901,701)	(275,090,774)
Total increase (decrease) in net assets	92,275,375	(96,881,121)	(51,589,442)	214,043,364	38,892,296	(101,537,816)
NET ASSETS:
Beginning of year/period	174,954,099	271,835,220	602,666,083	388,622,719	1,176,644,586	1,278,182,402
End of year/period	$267,229,474	$174,954,099	$551,076,641	$602,666,083	$1,215,536,882	$1,176,644,586
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	6,000,001	9,350,001	15,050,001	11,300,001	11,350,002	14,350,002
Shares sold	3,300,000	950,000	875,000	4,650,000	4,250,000	8,350,000
Shares repurchased	(1,500,000)	(4,300,000)	(1,025,000)	(900,000)	(4,500,000)	(11,350,000)
Shares outstanding, end of year/period	7,800,001	6,000,001	14,900,001	15,050,001	11,100,002	11,350,002

The accompanying notes are an integral part of these financial statements.

24

DIREXION SHARES ETF TRUST
Financial Highlights
April 30, 2026

												Ratios to Average Net Assets[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement	Net Expenses[2]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement[2]	Portfolio Turnover Rate[7]
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)
For the Six Months Ended April 30, 2026 (Unaudited)	$29.16	$0.44	$4.98	$5.42	($0.32)	$—	$—	$(0.32)	$34.26	18.66%	$267,229	0.70%	1.01%	2.86%	0.70%	1.01%	2.86%	0%
For the Year Ended October 31, 2025	29.07	1.00	0.02	1.02	(0.85)	—	(0.08)	(0.93)	29.16	3.62%	174,954	0.70%	0.70%	3.48%	0.70%	0.70%	3.48%	0%
For the Year Ended October 31, 2024	29.16	1.24	(0.20)	1.04	(1.11)	—	(0.02)	(1.13)	29.07	3.71%	271,835	0.70%	0.70%	4.33%	0.70%	0.70%	4.33%	0%
For the Year Ended October 31, 2023	29.88	1.15	(0.15)	1.00	(1.68)	—	(0.04)	(1.72)	29.16	3.33%	290,158	0.70%	0.70%	3.84%	0.70%	0.70%	3.84%	0%
For the Year Ended October 31, 2022	32.70	0.01	1.85	1.86	(4.68)	—	—	(4.68)	29.88	6.21%	297,288	0.87%	0.87%	0.03%	0.70%	0.70%	0.20%	0%
For the Year Ended October 31, 2021	23.13	(0.20)	9.77	9.57	—	—	—	—	32.70	41.37%	253,431	0.70%	0.70%	(0.67)%	0.70%	0.70%	(0.67)%	0%
Direxion HCM Tactical Enhanced US ETF
For the Six Months Ended April 30, 2026 (Unaudited)	40.04	0.13	(3.12)	(2.99)	(0.06)	—	—	(0.06)	36.99	−7.47%	551,077	1.37%[6]	1.36%	0.72%	1.15%[6]	1.14%	0.94%	69%
For the Year Ended October 31, 2025	34.39	0.20	6.42	6.62	(0.20)	(0.75)	(0.02)	(0.97)	40.04	19.49%	602,666	1.32%[6]	1.31%	0.58%	1.15%[6]	1.14%	0.75%	36%
For the Year Ended October 31, 2024	23.25	0.28	11.14	11.42	(0.28)	—	—	(0.28)	34.39	49.31%	388,623	1.32%[6]	1.31%	0.90%	1.15%[6]	1.14%	1.07%	191%
For the Period June 22, 20238 through October 31, 2023	25.00	0.11	(1.80)	(1.69)	(0.06)	—	—	(0.06)	23.25	−6.77%	155,776	1.20%[6]	2.05%	1.20%	1.15%[6]	2.00%	1.25%	24%
Direxion NASDAQ-100® Equal Weighted Index ETF
For the Six Months Ended April 30, 2026 (Unaudited)	103.67	0.34	5.84	6.18	(0.34)	—	—	(0.34)	109.51	5.99%	1,215,537	0.35%	0.49%	0.68%	0.35%	0.49%	0.68%	20%
For the Year Ended October 31, 2025	89.07	0.60	14.59	15.19	(0.59)	—	—	(0.59)	103.67	17.12%	1,176,645	0.35%	0.35%	0.64%	0.35%	0.35%	0.64%	33%
For the Year Ended October 31, 2024	71.30	0.76	17.79	18.55	(0.78)	—	—	(0.78)	89.07	26.04%	1,278,182	0.35%	0.35%	0.88%	0.35%	0.35%	0.88%	34%
For the Year Ended October 31, 2023	63.90	0.63	7.45	8.08	(0.68)	—	—	(0.68)	71.30	12.66%	791,471	0.35%	0.35%	0.87%	0.35%	0.35%	0.87%	30%
For the Year Ended October 31, 2022	87.33	0.53	(20.59)	(20.06)	(0.50)	(2.87)	—	(3.37)	63.90	−23.78%	699,676	0.35%	0.35%	0.75%	0.35%	0.35%	0.75%	34%
For the Year Ended October 31, 2021	63.03	0.39	24.33	24.72	(0.39)	(0.03)	—	(0.42)	87.33	39.30%	432,264	0.35%	0.35%	0.49%	0.35%	0.35%	0.49%	30%

[1]	Net investment income (loss) per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each period.
[2]	Excludes interest expense and extraordinary expenses which comprise of tax and litigation expenses.
[3]
Due to the timing of sales and redemptions of capital shares, the net realized and unrealized gain (loss) per share will not equal the Fund’s changes in net realized and unrealized gain (loss) on investments, in-kind redemptions, futures and swaps for the period.

[4]
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[5]	For periods less than a year, these ratios are annualized.
[6]	Net expenses include effects of any reimbursement/waiver or recoupment.
[7]
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Portfolio turnover rate does not include effects of turnover of the swap and future contracts portfolio. Short-term securities with maturities less than or equal to 365 days are also excluded from portfolio turnover calculation.

[8]	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

25

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)
1. ORGANIZATION
The Direxion Shares ETF Trust (the “Trust”) is a Delaware statutory trust formed on April 23, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is a registered investment company that has 121 separate series (each, a “Fund” and together the “Funds”). Three of these Funds are included in this report:

Direxion Auspice Broad Commodity Strategy ETF (Consolidated)
Direxion HCM Tactical Enhanced US ETF
Direxion NASDAQ-100® Equal Weighted Index ETF*

*	Effective February 27, 2026, Direxion NASDAQ-100® Equal Weighted Index Shares changed its name to Direxion NASDAQ-100® Equal Weighted Index ETF.
The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications (“ASC”) 946, “Financial Services-Investment Companies”.
Rafferty Asset Management, LLC (“Rafferty” or “Adviser”) serves as investment adviser to the Funds. Rafferty has registered as a commodity pool operator (“CPO”) and the Direxion Auspice Broad Commodity Strategy ETF (Consolidated) and Direxion HCM Tactical Enhanced US ETF are considered commodity pools under the Commodity Exchange Act (the “CEA”). Accordingly, Rafferty is subject to registration and regulation as a CPO under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission and the National Futures Association, including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements.
The Funds seek investment results, before fees and expenses, that track the performance of the underlying index as listed below:

Funds	Index or Benchmark
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	Auspice Broad Commodity Index
Direxion NASDAQ-100® Equal Weighted Index ETF	NASDAQ-100® Equal Weighted Index

The Direxion Auspice Broad Commodity Strategy ETF (Consolidated) primarily invests in commodity and financial futures contracts directly and/or indirectly through its wholly-owned subsidiary, Direxion BCS Fund Ltd. (“BCS Fund”), in order to track the returns of the Auspice Broad Commodity Index within the limitation of the U.S. federal tax requirements applicable to regulated investment companies.
The Direxion HCM Tactical Enhanced US ETF is actively managed and seeks to provide enhanced returns across multiple market cycles that are broadly correlated to the U.S. equity markets. The Fund uses a proprietary quantitative investment model based on the HCM-BuyLine® developed by the Fund’s subadvisor, Howard Capital Management, Inc. (“Subadviser”), to determine if the Fund’s assets are allocated to U.S. equity securities or to cash and cash equivalents (i.e., money market funds, U.S. government securities and/or similar securities). The Fund will invest in or have exposure to, U.S. equity securities in order to achieve capital appreciation, or will invest in cash or cash equivalents in order to attempt to preserve capital during market downturns. When allocated to U.S. equities, the Fund will seek leveraged exposure of its net assets through investments in derivatives, such as swaps, in order to achieve enhanced returns.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).
a) Investment Valuation – The Net Asset Value (“NAV”) per share of each Fund is determined daily, as of the close of regular trading on the NYSE Arca (normally at 4:00 p.m. Eastern time (“Valuation Time”), each day the NYSE

26

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
is open for business. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ® Global Market (“NASDAQ”) for which market quotations are readily available are valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ each business day. Over-the-counter (“OTC”) securities held by a Fund are valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities or; if no sales price is reported, the mean of the last bid and asked price is used. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. The Funds valued their investments in money market funds based on their daily net asset values. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Securities and swap contracts are fair valued as determined by Rafferty under the supervision of the Board of Trustees (the “Board”) in the following scenarios: a) reliable market quotations are not readily available; b) the Funds’ pricing service does not provide a valuation for such securities; c) the Funds’ pricing service provides a valuation that in the judgment of Rafferty does not represent fair value; or d) the Fund or Rafferty believes the market price is stale.
b) Swap Contracts – The Direxion HCM Tactical Enhanced US ETF (“HCM”) may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). HCM enters into master netting agreements with counterparties to mitigate counterparty credit risk in derivative contracts. HCM does not offset fair value amounts for derivative contracts and related cash collateral on the Statements of Assets and Liabilities arising from derivative contracts executed with the same counterparties under such master netting agreements. HCM’s obligations are accrued daily and offset by any amounts owed to HCM.
In a “long” equity swap agreement, the counterparty will generally agree to pay HCM the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. HCM will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by HCM on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay HCM interest. These swap contracts do not include the delivery of securities by HCM to the counterparty. The net amount of the excess, if any, of the HCM’s obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by HCM’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by HCM on the notional amount are recorded as “unrealized appreciation or depreciation on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”.
HCM may enter into swap contracts that provide the opposite return of the underlying benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to HCM on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which HCM will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. HCM will typically enter into equity swap agreements to obtain leverage in order to meet its investment objectives.
Accounting Standards Update No. 2013-01, “Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset

27

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2013-01 is limited in scope to recognized derivative instruments accounted for under ASC 815, “Derivatives and Hedging”, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement of similar agreement.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.
Collateral requirements generally differ by type of derivative. Collateral terms are contract specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivative counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Interest earned on collateral pledged to a counterparty is presented as part of Interest income on the Statements of Operations. Interest incurred on collateral received from a counterparty is presented as Interest expense on the Statements of Operations.
For financial reporting purposes, HCM elects to not offset assets and liabilities subject to an ISDA Master Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities.
In the event of the counterparty’s default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at April 30, 2026, is detailed in the following tables. If such credit risk-related contingencies were triggered, the counterparties would have the option to terminate any positions open under the master netting agreement.

28

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
Description: Swap Contract
Counterparty: Barclays

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion HCM Tactical Enhanced US ETF	$12,008,956	$—	$8,740,000	$3,268,956	$—	$—	$—	$—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: Goldman Sachs

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion HCM Tactical Enhanced US ETF	$7,716,167	$—	$7,370,000	$346,167	$—	$—	$—	$—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
c) Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against, changes in the values of commodities, equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Direxion Auspice Broad Commodity Strategy ETF (Consolidated) was invested in futures contracts as of the period ended April 30, 2026.
d) Risks of Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the fair value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible non-performance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions. The Funds were not invested in any type of options during the period ended April 30, 2026.

29

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
e) Basis for Consolidation – The Direxion Auspice Broad Commodity Strategy ETF may invest up to 25% of its total assets in the BCS Fund. The BCS Fund, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Direxion Auspice Broad Commodity Strategy ETF. The BCS Fund acts as an investment vehicle to facilitate entering into certain investments for the Direxion Auspice Broad Commodity Strategy ETF consistent with the Fund’s investment objectives and policies specified in its prospectus and statement of additional information and within the limitation of the U.S. federal tax requirements applicable to regulated investment companies. As of April 30, 2026, the net assets of the Direxion Auspice Broad Commodity Strategy ETF were $267,229,474 of which $43,427,970, or approximately 16.3%, represented the Direxion Auspice Broad Commodity Strategy ETF’s ownership of all issued shares and voting rights of the BCS Fund. All intercompany balances, revenues and expenses have been eliminated in consolidation.
f) Risks of Investing Commodity-Linked Derivatives – The Direxion Auspice Broad Commodity Strategy ETF, through its investment in its respective subsidiary, may hold commodity-linked derivatives. Commodity-linked derivatives provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in the commodities markets without investing directly in physical commodities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, precious metals, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop. The Direxion Auspice Broad Commodity Strategy ETF held commodity-linked derivatives during the period ended April 30, 2026.
g) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for U.S. Federal income tax purposes, with the net sales proceeds.
h) Securities Lending – Each Fund may lend up to 33 1∕3% of the value of the securities in their portfolios to approved brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, cash equivalents, or securities issued or guaranteed by the U.S. government. The collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. Government securities held as collateral, net of fee rebates paid to borrower and net of fees paid to the lending agent. The amount of fees depends on a number of factors including the security type and the length of the loan. In addition, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. No more than 99% of the value of any security may be on loan at any time.
As of April 30, 2026, all securities on loan were collateralized by cash and/or U.S. government obligations. The cash received as collateral for securities on loan was invested in money market funds, whose maturities are overnight and continuous, and is disclosed in the Schedules of Investments. The securities on loan in each Fund are also disclosed in the Schedule of Investments. The total value of securities loaned and the value of the invested cash collateral are disclosed in the Statements of Assets and Liabilities. Non-cash collateral consists of U.S. Treasury securities and is not disclosed on the Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to sell, reinvest or pledge those securities. Income earned by the Funds from securities lending is disclosed in the Statements of Operations.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds are contractually indemnified with

30

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
the securities lending agent. Furthermore, the Funds require the value of the securities loaned to be computed daily at the close of the market and additional collateral be furnished, if required.
As of April 30, 2026, the market value of the securities loaned and the related cash and non-cash collateral received for securities lending were as follows:

Funds	Market Value of Securities Loaned	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Direxion NASDAQ-100® Equal Weighted Index ETF	$19,598,660	$4	$20,045,089	$20,045,093

i) Federal Income Taxes – Each Fund intends to make the requisite distributions of income and capital gains to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company. Therefore, no provision for U.S. Federal income tax has been made by the Funds.
The Funds may be subject to a nondeductible 4% U.S. excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. No Funds paid this excise tax during the period ended April 30, 2026.
j) Income and Expenses – Interest income, including amortization of premiums and discounts, is recognized on an accrual basis. Distributions are recorded on the ex-dividend date.
The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective average daily net assets. Expenses are charged to the Funds daily. Expenses are computed based on each Fund’s respective average daily net assets. For additional discussion on expenses, refer to Note 6.
k) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.
l) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon the occurrence of specified events. The Funds’ maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.
m) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
3. INCOME TAX AND DISTRIBUTION INFORMATION
The tax character of distributions paid during the periods ended April 30, 2026 and October 31, 2025 are presented in the following table. The tax character of distributions to shareholders made during the periods may differ from their ultimate characterization for U.S. Federal income tax purposes.

31

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Period Ended April 30, 2026 (Unaudited)			Year Ended October 31, 2025
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$1,993,866	$ —	$ —	$6,543,941	$ —	$577,294
Direxion HCM Tactical Enhanced US ETF	953,910	—	—	11,640,657	—	206,355
Direxion NASDAQ-100® Equal Weighted Index ETF	3,979,249	—	—	7,885,778	—	—

At October 31, 2025, the components of accumulated earnings/(losses) on a tax-basis were as follows:

Funds	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Capital Gain	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$6,324,163	$ —	$ —	$(2,458)	$6,321,705
Direxion HCM Tactical Enhanced US ETF	178,091,589	—	—	(26,874,774)	151,216,815
Direxion NASDAQ-100® Equal Weighted Index ETF	19,233,291	240,941	—	(63,053,580)	(43,579,348)

[1]	Other Accumulated Earnings (Losses) consist of capital loss carryover and organizational costs.
At April 30, 2026, the aggregate gross unrealized appreciation and depreciation of investments for U.S. Federal income tax purposes were as follows:

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$256,832,356	$—	$—	$—
Direxion HCM Tactical Enhanced US ETF	541,019,934	8,944,199	(3,344,279)	5,599,920
Direxion NASDAQ-100® Equal Weighted Index ETF	1,155,793,004	194,774,489	(134,546,637)	60,227,852

In order to meet certain U.S. excise tax distribution requirements, each Fund is required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, these Funds are permitted for tax purposes to defer to their next fiscal year qualified late year losses. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, October 31, 2025.
At October 31, 2025, no Funds deferred, on a tax basis, qualified late year losses.
Under current law, each Fund may carry forward net capital losses indefinitely to use to offset capital gains realized in future years and their character is retained as either short-term and/or long-term.

32

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
At October 31, 2025, for U.S. Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains:

Funds	Utilized in Current Year	Unlimited ST	Unlimited LT
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$ —	$—	$—
Direxion HCM Tactical Enhanced US ETF	—	(25,723,396)	(1,151,378)
Direxion NASDAQ-100® Equal Weighted Index ETF	—	(7,108,874)	(55,944,706)

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has reviewed all open tax years and concluded that there is no effect to the Funds’ financial positions or results of operations and no tax liability was required to be recorded resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During this period, the Funds did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of April 30, 2026, open U.S. Federal and state income tax years include the tax years ended October 31, 2023 through October 31, 2025. The Funds have no examinations in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.
4. CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES
Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” The number of shares in a Creation Unit for each respective Fund is as follows:

Funds	Number of shares per Creation Unit
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	50,000 shares
Direxion HCM Tactical Enhanced US ETF	25,000 shares
Direxion NASDAQ-100® Equal Weighted Index ETF	50,000 shares

Creation Units of the Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund include both cash and in-kind transactions and are disclosed in detail in the Statements of Changes in Net Assets.
Transaction fees are imposed to cover the costs associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total transaction fee. A fixed transaction fee is paid to the transfer agent and is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each Creation Unit purchased or redeemed is applicable to each creation or redemption transaction and is paid to the Fund. Not all Funds will have a transaction fee associated with capital share activity for the year. Transaction fees received by each Fund are presented in the Capital Share Transaction section of the Statements of Changes in Net Assets and any amount receivable as of April 30, 2026, is included in Receivable for Fund shares sold on the Statements of Assets and Liabilities.
5. INVESTMENT TRANSACTIONS
The table below presents each Fund’s investment transactions during the period ended April 30, 2026. Purchases represent the aggregate purchases of investments excluding the cost of in-kind purchases, short-term investment purchases, swaps and futures contracts. Sales represent the aggregate sales of investments excluding proceeds from

33

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
in-kind sales, short-term investments, swaps and futures contracts. Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$—	$—	$—	$—
Direxion HCM Tactical Enhanced US ETF	249,984,144	513,757,496	20,327,053	4,643,058
Direxion NASDAQ-100® Equal Weighted Index ETF	275,697,568	275,040,401	432,109,043	463,059,723

There were no purchases or sales of long-term U.S. Government securities in the Funds during the period ended April 30, 2026.
6. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Under an Investment Advisory Agreement between each Adviser and the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each Fund pays the Adviser an investment advisory fees at an annual rate based on its average daily net assets. These rates are as follows:

Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	0.50%
Direxion HCM Tactical Enhanced US ETF	1.05%
Direxion NASDAQ-100® Equal Weighted Index ETF	0.30%

Additionally, the Trust has entered into a Management Services Agreement with Rafferty. Under the Management Services Agreement, the Trust pays Rafferty management service fees of 0.05% on the first $25,000,000,000 of the Trust’s daily net assets, 0.0475% on the next $25,000,000,000 of net assets and 0.045% on net assets in excess of $50,000,000,000. This fee compensates Rafferty for performing certain management, administration and compliance functions related to the Trust.
Direxion HCM Tactical Enhanced US ETF is responsible for its own operating expenses. The Adviser has contractually agreed to waive its fees and/or reimburse the Fund’s operating expenses to the extent that they exceed the following rate multiplied by the Fund’s average daily net assets at least until September 1, 2026. Any expense waiver is subject to recoupment by the Adviser, as applicable, within the following three years if overall expenses fall below these percentage limitations.

Direxion HCM Tactical Enhanced US ETF	1.15%

The table below presents amounts that the Adviser recouped, reimbursed and the amounts available for potential recoupment by the Adviser.

			Potential Recoupment Amounts Expiring:				Total Potential
	Expenses Recouped	Expenses Reimbursed	October 31, 2026	October 31, 2027	October 31, 2028	April 30, 2029	Recoupment Amount
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$—	$298,452	$—	$ —	$—	$298,452	$298,452
Direxion HCM Tactical Enhanced US ETF	34,466	—	367,254	—	8,419	—	375,673
Direxion NASDAQ-100® Equal Weighted Index ETF	—	849,474	—	—	—	849,474	849,474

34

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
The net amounts receivable (payable) arising from the Investment Advisory Agreement, Management Services Agreement and waiver of any expenses as of April 30, 2026, is presented on the Statement of Assets and Liabilities as Due from (to) Adviser, net.
The below Funds have entered into an Operating Services Agreement. Under the Operating Services Agreement, Rafferty will pay all the expenses (with certain exceptions such as management fees, Rule 12b-1 fees and swap financing and related costs) of the Funds in exchange for a fee calculated based on the following rates multiplied by the respective average daily net assets of each Fund.

Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	0.20%
Direxion NASDAQ-100® Equal Weighted Index ETF	0.05%

The Adviser and Subadviser have entered into a sub-advisory agreement effective through September 1, 2026. Under the sub-advisory agreement, the Adviser pays the Subadviser out of its investment advisory fees.
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to charge an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No 12b-1 fees were charged by any Fund.
7. FAIR VALUE MEASUREMENTS
The Funds follow authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:
Level 1 –	Quoted prices in active markets for identical securities
Level 2 –
Evaluated price based on other significant observable inputs (including quoted prices for similar securities, in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ investments at April 30, 2026:

	Asset Class
	Level 1			Level 2
Funds	Common Stocks	Short Term Investments	Futures Contracts*	Total Return Swap Contracts*
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$—	$256,832,356	$10,860,028	$—
Direxion HCM Tactical Enhanced US ETF	219,370,112	327,249,742	—	19,725,124
Direxion NASDAQ-100® Equal Weighted Index ETF	1,215,117,063	903,793	—	—

For further detail on each asset class, see each Fund’s Schedule of Investments.
*	Futures contracts and total return swap contracts are valued at the unrealized appreciation/(depreciation).
The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed

35

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.
There were no Level 3 securities held by the Funds or any transfers between levels during the period ended April 30, 2026.
8. VALUATION OF DERIVATIVE INSTRUMENTS
The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.
Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of April 30, 2026, certain Funds were invested in futures contracts. At April 30, 2026, the fair values of derivative instruments, by primary risk, were as follows:
Swap Contracts

	Asset Derivatives[1]
Fund	Equity Risk	Total
Direxion HCM Tactical Enhanced US ETF	$19,725,124	$19,725,124

Futures Contracts*

Fund	Commodity Risk	Total
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$10,860,028	$10,860,028

[1]	Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.
*	Cumulative appreciation(depreciation) of futures contracts as reported in the Schedule of Investments.
Only current day’s variation margin, if any, is reported in the Statements of Assets and Liabilities.
Transactions in derivative instruments during the period ended April 30, 2026, by primary risk, were as follows:

		Net Realized Gain (Loss)[1]		Net Unrealized Appreciation (Depreciation)[2]
Funds		Equity Risk	Commodity Risk	Equity Risk	Commodity Risk
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	Futures Contracts	$—	$25,122,442	$—	$4,535,865
Direxion HCM Tactical Enhanced US ETF	Swap Contracts	43,339,330	—	(77,738,570)	—

[1]	Statements of Operations location: Net realized gain (loss) on swap and futures contracts.
[2]	Statements of Operations location: Change in net unrealized appreciation (depreciation) on swap and futures contracts.

36

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
For the period ended April 30, 2026, the volume of the derivatives held by the Funds was as follows:

	Quarterly Average Gross Notional Amounts
	Long Futures Contracts	Long Total Return Swap Contracts
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$131,731,804	$—
Direxion HCM Tactical Enhanced US ETF	—	539,490,418
Direxion NASDAQ-100® Equal Weighted Index ETF	—	—

The Funds utilize this volume of derivatives in order to meet the investment objectives of each respective Fund.
9. PRINCIPAL RISKS
Below are some of the principal risks of investing in the Funds. Please refer to the Funds’ prospectus for a full discussion.
Counterparty Risk – A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Funds’ counterparties are generally required to post collateral to the Funds to the extent of the Funds’ daily exposure to such counterparties. However, to the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described in this paragraph. In addition, there may be a delay associated with realization by the Funds of the collateral posted by such counterparties in the event of counterparty default or bankruptcy. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding, and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
Sector Concentration Risk – The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.
Daily Index Correlation/Tracking Risk – A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds’ ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.
Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions.
In addition, the Fund’s investments in derivatives are subject to the following risks:
•
Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or

37

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular index or an ETF that seeks to track an index. Swaps are subject to counterparty, valuation and leveraging risks.
•
Futures Contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. Futures contracts are subject to liquidity risks; there may not be a liquid secondary market for the futures contracts and the Fund may not be able to enter into a closing transaction. Exchanges may also limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability of the Fund to implement its leveraged investment strategy. Futures markets are highly volatile and the use of futures may increase the Fund’s volatility. Futures contracts are also subject to leverage risk.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Adviser. Additionally, certain counterparties may have the ability to demand repayment at any time, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.
10. SUBSEQUENT EVENTS
Management has performed an evaluation of subsequent events through the date of the financial statements were issued and has determined that no items require recognition or disclosure besides those noted below.
On June 22, 2026, certain Funds declared income distributions with an ex-date of June 23, 2026 and payable date of June 30, 2026. The specific Funds and per share amounts of the distributions are listed below.

Funds	Per Share Income Distribution
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	$0.27033
Direxion HCM Tactical Enhanced US ETF	0.12843
Direxion NASDAQ-100® Equal Weighted Index ETF	0.18946

38

DIREXION SHARES ETF TRUST
ADDITIONAL INFORMATION (Unaudited)
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available on the Funds’ website www.direxion.com.
FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE TAX YEAR
For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentage of ordinary income distribution designated as qualifying for the corporate dividend received deduction (“DRD”), the individual qualified dividend rate (“QDI”), the qualified interest income rate (“QII”), and the qualified short-term gain rate (“QSTG”), for the year ended October 31, 2025, is presented below.

Funds	DRD	QDI	QII	QSTG
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	0.00%	0.00%	0.00%	0.00%
Direxion HCM Tactical Enhanced US ETF	29.23%	29.23%	0.00%	74.83%
Direxion NASDAQ-100® Equal Weighted Index ETF	100.00%	100.00%	0.00%	0.00%

The Funds are designating as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended October 31, 2025. To the extent necessary to fully distribute such capital gain, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.
DISCLOSURE OF PORTFOLIO HOLDINGS
Each Fund files its complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling 1-800-850-0511. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Funds use to determine how to vote proxies related to portfolio securities is provided in the SAI. The SAI is available without charge upon request by calling 1-800-850-0511, by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.direxion.com. Information on how the Funds voted proxies related to portfolio securities during the period ended April 30, 2026, is available without charge, upon request, by calling 1-800-850-0511 or by accessing the website of the SEC.

39

DIREXION SHARES ETF TRUST
FORM N-CSR ITEMS (Unaudited)
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END INVESTMENT COMPANIES
There were no changes in or disagreements with accountants during the period covered by this report.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END INVESTMENT COMPANIES
There were no matters submitted to a vote of shareholders during the period covered by this report.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS FOR OPEN-END INVESTMENT COMPANIES
The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $225,000 annual retainer (paid in monthly increments) for services provided as a Board member. Such fees are allocated between the Funds and other affiliated funds. Each Fund’s share of these fees, together with reimbursable expenses of the Trustees, is reflected on the Statements of Operations as “Trustees fees and expenses”.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Not applicable.

40

Direxion Daily AAPL Bear 1X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 87.7%
	Money Market Funds — 87.7%
11,491,258	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$11,491,258
1,221,551	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	1,221,551
1,300,001	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(a)	1,300,001
2,297,412	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	2,297,412
	TOTAL SHORT TERM INVESTMENTS (Cost $16,310,222)(b)	$16,310,222
	TOTAL INVESTMENTS (Cost $16,310,222) — 87.7%	$16,310,222
	Other Assets in Excess of Liabilities — 12.3%	2,297,158
	TOTAL NET ASSETS — 100.0%	$18,607,380

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,547,982.
Short Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR + (0.7500)%	Total return of common shares of Apple, Inc.	BNP Paribas	12/4/2026	5,506	$1,545,534	$68,547
SOFR + 1.0300%	Total return of common shares of Apple, Inc.	Goldman Sachs	12/10/2026	23,457	6,244,445	(93,440)
SOFR + (1.0000)%	Total return of common shares of Apple, Inc.	Bank of America Merrill Lynch	12/11/2026	8,709	2,368,772	16,662
SOFR + (2.0000)%	Total return of common shares of Apple, Inc.	Citibank N.A.	12/22/2026	14,957	3,838,627	(209,677)
SOFR + 2.1500%	Total return of common shares of Apple, Inc.	Barclays	12/22/2026	15,944	4,304,515	(3,334)
					$ 18,301,893	$ (221,242)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

1

Direxion Daily AAPL Bull 2X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 13.1%
	Computer and Electronic Product Manufacturing — 13.1%
99,214	Apple, Inc.	$26,921,719
	TOTAL COMMON STOCKS (Cost $26,181,015)	$26,921,719
	SHORT TERM INVESTMENTS — 82.8%
61,145,350	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$61,145,350
64,006,387	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	64,006,387
21,010,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(a)	21,010,000
23,886,356	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	23,886,356
	TOTAL SHORT TERM INVESTMENTS (Cost $170,048,093)	$170,048,093
	TOTAL INVESTMENTS (Cost $196,229,108) — 95.9%(b)	$196,969,812
	Other Assets in Excess of Liabilities — 4.1%	8,343,569
	TOTAL NET ASSETS — 100.0%	$205,313,381

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $114,258,659.
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Apple, Inc.	SOFR + 2.9000%	BNP Paribas	12/04/2026	29,424	$8,201,808	$(405,542)
Total return of common shares of Apple, Inc.	SOFR + 1.7200%	Goldman Sachs	12/10/2026	846,406	227,236,713	(517,046)
Total return of common shares of Apple, Inc.	SOFR + 2.8500%	Bank of America Merrill Lynch	12/11/2026	141,540	37,459,368	562,625
Total return of common shares of Apple, Inc.	SOFR + 3.0000%	UBS Securities LLC	12/17/2026	8,000	2,022,965	131,034
Total return of common shares of Apple, Inc.	SOFR + 3.2500%	Citibank N.A.	12/22/2026	129,513	32,486,626	2,150,994
Total return of common shares of Apple, Inc.	SOFR + 2.8400%	Barclays	12/22/2026	259,195	66,869,666	2,672,491
					$374,277,146	$4,594,556

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

2

Direxion Daily ADBE Bull 2X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 6.7%
	Publishing Industries — 6.7%
1,050	Adobe, Inc.(a)	$258,405
	TOTAL COMMON STOCKS (Cost $250,823)	$258,405
	SHORT TERM INVESTMENTS — 89.4%
1,153,478	Dreyfus Government Cash Management Institutional Shares, 3.53%(b)	$1,153,478
940,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(b)	940,000
1,360,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(b)	1,360,000
	TOTAL SHORT TERM INVESTMENTS (Cost $3,453,478)	$3,453,478
	TOTAL INVESTMENTS (Cost $3,704,301) — 96.1%(c)	$3,711,883
	Other Assets in Excess of Liabilities — 3.9%	149,040
	TOTAL NET ASSETS — 100.0%	$3,860,923

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at April 30, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,920,000.
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of common shares of Adobe, Inc.	SOFR + 3.2500%	Nomura	12/10/2026	6,500	$1,552,888	$35,756
Total return of common shares of Adobe, Inc.	SOFR + 3.5000%	Bank of America Merrill Lynch	12/11/2026	15,627	3,651,865	173,789
Total return of common shares of Adobe, Inc.	SOFR + 3.5000%	Goldman Sachs	4/27/2027	8,200	2,007,776	3,748
					$7,212,529	$213,293

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

3

Direxion Daily AI and Big Data Bear 2X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS - 124.0%
	Money Market Funds - 124.0%
1,948,438	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$1,948,438
1,578,285	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	1,578,285
2,106,239	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	2,106,239
	TOTAL SHORT TERM INVESTMENTS (Cost $5,632,962)(b)	$5,632,962
	TOTAL INVESTMENTS (Cost $5,632,962) — 124.0%	$5,632,962
	Liabilities in Excess of Other Assets — (24.0)%	(1,088,640)
	TOTAL NET ASSETS — 100.0%	$4,544,322

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,684,524.
Short Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + 0.6500%	Total return of Solactive US AI & Big Data Index	J.P. Morgan	12/15/2026	742	$3,286,578	$(889,831)
SOFR + 0.4500%	Total return of Solactive US AI & Big Data Index	Goldman Sachs	4/14/2027	868	4,345,967	(540,250)
					$7,632,545	$(1,430,081)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

4

Direxion Daily AI and Big Data Bull 2X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 78.0%
	Administrative and Support Services — 0.1%
2,185	nCino, Inc.(a)	$38,194
	Computer and Electronic Product Manufacturing — 42.9%
3,252	Advanced Micro Devices, Inc.(a)	1,152,801
4,489	Alphabet, Inc.	1,727,367
835	Ambarella, Inc. ADR(a)	57,448
5,726	Apple, Inc.	1,553,750
3,785	Broadcom, Inc.	1,579,973
13,211	Intel Corp.(a)	1,248,175
3,605	International Business Machines Corp.	832,683
10,324	Microchip Technology, Inc.	959,203
7,604	NVIDIA Corp.	1,517,530
2,491	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR(a)	986,585
		11,615,515
	Data Processing, Hosting and Related Services — 0.7%
3,326	Tempus AI, Inc.(a)(b)	184,527
	General Merchandise Retailers — 6.0%
6,040	Amazon.com, Inc.(a)	1,600,963
7,609	Rezolve AI PLC ADR(a)(b)	19,555
		1,620,518
	Professional, Scientific, and Technical Services — 15.9%
7,569	CoreWeave, Inc.(a)	844,700
11,720	DataVault AI, Inc.(a)	8,506
622	Innodata, Inc.(a)(b)	26,267
1,337	Meta Platforms, Inc.	818,124
5,074	Oracle Corp.	818,893
1,359	Pagaya Technologies Ltd. ADR (Israel)(a)	18,877
6,339	Palantir Technologies, Inc.(a)	881,818
968	Penguin Solutions, Inc.(a)	29,437
6,304	Snowflake, Inc.(a)	860,307
		4,306,929
	Publishing Industries — 12.2%
9,082	BigBear.ai Holdings, Inc.(a)(b)	36,146
2,705	C3.ai, Inc.(a)	23,885
25,314	Hewlett Packard Enterprise Co.	728,284
3,589	Microsoft Corp.	1,463,522
7,446	SoundHound AI, Inc.(a)(b)	59,270
2,051	Synopsys, Inc.(a)	989,813
		3,300,920
	Transportation Equipment Manufacturing — 0.2%
6,724	Pony AI, Inc. ADR (China)(a)(b)	66,366
	TOTAL COMMON STOCKS (Cost $16,922,492)	$21,132,969

The accompanying notes are an integral part of these financial statements.

5

Direxion Daily AI and Big Data Bull 2X ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 22.2%
	Money Market Funds — 22.2%
3,640,117	Dreyfus Government Cash Management Institutional Shares, 3.53%(c)(d)	$3,640,117
62,687	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(c)	62,687
320,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(c)	320,000
1,980,716	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(c)	1,980,716
	TOTAL SHORT TERM INVESTMENTS (Cost $6,003,520)	$6,003,520
	TOTAL INVESTMENTS (Cost $22,926,012) — 100.2%(e)	$27,136,489
	Liabilities in Excess of Other Assets — (0.2)%	(49,107)
	TOTAL NET ASSETS — 100.0%	$27,087,382

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $14,674,956.
ADR - American Depository Receipt
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Solactive US AI & Big Data Index	SOFR + 0.7000%	Goldman Sachs	12/10/2026	1,508	$7,147,661	$1,336,242
Total return of Solactive US AI & Big Data Index	SOFR + 0.8500%	Bank of America Merrill Lynch	12/11/2026	1,751	9,328,916	468,003
Total return of Solactive US AI & Big Data Index	SOFR + 0.8500%	Citibank N.A.	12/22/2026	1,728	9,172,656	480,623
Total return of Solactive US AI & Big Data Index	SOFR + 1.0800%	Barclays	12/22/2026	867	4,540,602	291,819
					$30,189,835	$2,576,687

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

6

Direxion Daily AMD Bear 1X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 113.6%
	Money Market Funds — 113.6%
18,924,268	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$18,924,268
813,475	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	813,475
1,200,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(a)	1,200,000
4,407,287	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	4,407,287
	TOTAL SHORT TERM INVESTMENTS (Cost $25,345,030)(b)	$25,345,030
	TOTAL INVESTMENTS (Cost $25,345,030) — 113.6%	$25,345,030
	Liabilities in Excess of Other Assets — (13.6)%	(3,031,758)
	TOTAL NET ASSETS — 100.0%	$22,313,272

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,981,763.
Short Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + 1.4000%	Total return of common shares of Advanced Micro Devices, Inc.	Goldman Sachs	12/10/2026	4,923	$1,489,128	$(254,440)
SOFR + (2.0000)%	Total return of common shares of Advanced Micro Devices, Inc.	Nomura	12/10/2026	31,538	10,142,155	(1,033,847)
SOFR + (1.0000)%	Total return of common shares of Advanced Micro Devices, Inc.	Bank of America Merrill Lynch	12/11/2026	8,022	2,205,532	(635,813)
SOFR + (2.0000)%	Total return of common shares of Advanced Micro Devices, Inc.	Citibank N.A.	12/22/2026	11,234	2,812,245	(1,163,864)
SOFR + 2.1500%	Total return of common shares of Advanced Micro Devices, Inc.	Barclays	12/22/2026	7,228	1,919,137	(638,642)
					$18,568,197	$(3,726,606)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

7

Direxion Daily AMD Bull 2X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 8.8%
	Computer and Electronic Product Manufacturing — 8.8%
18,316	Advanced Micro Devices, Inc.(a)	$6,492,839
	TOTAL COMMON STOCKS (Cost $3,564,764)	$6,492,839
	SHORT TERM INVESTMENTS — 83.8%
27,866,918	Dreyfus Government Cash Management Institutional Shares, 3.53%(b)	$27,866,918
17,136,157	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(b)	17,136,157
4,950,004	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(b)	4,950,004
12,194,154	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(b)	12,194,154
	TOTAL SHORT TERM INVESTMENTS (Cost $62,147,233)	$62,147,233
	TOTAL INVESTMENTS (Cost $65,711,997) — 92.6%(c)	$68,640,072
	Other Assets in Excess of Liabilities — 7.4%	5,531,688
	TOTAL NET ASSETS — 100.0%	$74,171,760

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at April 30, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $50,459,179.
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Advanced Micro Devices, Inc.	SOFR + 2.8600%	Barclays	04/30/2026	51,046	$18,095,297	$(136,885)
Total return of common shares of Advanced Micro Devices, Inc.	SOFR + 2.9000%	BNP Paribas	12/04/2026	2,378	513,600	314,656
Total return of common shares of Advanced Micro Devices, Inc.	SOFR + 2.8000%	Goldman Sachs	12/10/2026	127,105	40,629,639	4,367,500
Total return of common shares of Advanced Micro Devices, Inc.	SOFR + 2.7500%	Nomura	12/10/2026	124,742	44,220,209	(503,838)
Total return of common shares of Advanced Micro Devices, Inc.	SOFR + 2.8500%	Bank of America Merrill Lynch	12/11/2026	54,889	19,457,602	(207,455)
Total return of common shares of Advanced Micro Devices, Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	39,992	8,724,073	5,380,372
					$131,640,420	$9,214,350

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

8

Direxion Daily AMZN Bear 1X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 130.0%
	Money Market Funds — 130.0%
11,362,429	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$11,362,429
1,458,161	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	1,458,161
6,192,927	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	6,192,927
	TOTAL SHORT TERM INVESTMENTS (Cost $19,013,517)(b)	$19,013,517
	TOTAL INVESTMENTS (Cost $19,013,517) — 130.0%	$19,013,517
	Liabilities in Excess of Other Assets — (30.0)%	(4,382,641)
	TOTAL NET ASSETS — 100.0%	$14,630,876

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,651,089.
Short Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + 1.0300%	Total return of common shares of Amazon.com, Inc.	Goldman Sachs	12/10/2026	16,485	$4,026,754	$(311,347)
SOFR + (1.0000)%	Total return of common shares of Amazon.com, Inc.	Bank of America Merrill Lynch	12/11/2026	12,601	3,095,755	(229,374)
SOFR + (2.0000)%	Total return of common shares of Amazon.com, Inc.	Citibank N.A.	12/22/2026	26,113	6,439,494	(476,623)
					$13,562,003	$(1,017,344)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

9

Direxion Daily AMZN Bull 2X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 10.7%
	General Merchandise Retailers — 10.7%
171,938	Amazon.com, Inc.(a)	$45,573,886
	TOTAL COMMON STOCKS (Cost $37,351,987)	$45,573,886
	SHORT TERM INVESTMENTS — 91.4%
131,389,913	Dreyfus Government Cash Management Institutional Shares, 3.53%(b)	$131,389,913
39,770,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(b)	39,770,000
84,950,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(b)	84,950,000
134,824,913	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(b)	134,824,913
	TOTAL SHORT TERM INVESTMENTS (Cost $390,934,826)	$390,934,826
	TOTAL INVESTMENTS (Cost $428,286,813) — 102.1%(c)	$436,508,712
	Liabilities in Excess of Other Assets — (2.1)%	(8,632,412)
	TOTAL NET ASSETS — 100.0%	$427,876,300

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at April 30, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $285,174,360.
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of common shares of Amazon.com, Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	809,977	$213,180,409	$1,475,127
Total return of common shares of Amazon.com, Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	738,152	172,469,215	22,457,775
Total return of common shares of Amazon.com, Inc.	SOFR + 3.0000%	Barclays	12/22/2026	1,076,501	263,768,486	19,475,859
Total return of common shares of Amazon.com, Inc.	SOFR + 2.7500%	Goldman Sachs	5/25/2027	431,944	111,532,044	2,851,331
					$760,950,154	$46,260,092

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

10

Direxion Daily ASML Bull 2X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 6.3%
	Computer and Electronic Product Manufacturing — 6.3%
293	ASML Holding NV ADR (Netherlands)	$421,624
	TOTAL COMMON STOCKS (Cost $427,848)	$421,624
	SHORT TERM INVESTMENTS — 82.5%
2,127,828	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$2,127,828
2,113,650	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	2,113,650
370,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(a)	370,000
873,021	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	873,021
	TOTAL SHORT TERM INVESTMENTS (Cost $5,484,499)	$5,484,499
	TOTAL INVESTMENTS (Cost $5,912,347) — 88.8%(b)	$5,906,123
	Other Assets in Excess of Liabilities — 11.2%	742,601
	TOTAL NET ASSETS — 100.0%	$6,648,724

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,396,921.
ADR - American Depository Receipt
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of common shares of ASML Holding NV	SOFR + 3.5000%	Citibank N.A.	12/22/2026	1,768	$2,470,622	$46,616
Total return of common shares of ASML Holding NV	SOFR + 3.7500%	Nomura	12/10/2026	1,870	2,695,993	(25,457)
Total return of common shares of ASML Holding NV	SOFR + 4.2500%	Barclays	12/22/2026	850	1,201,757	2,835
Total return of common shares of ASML Holding NV	SOFR + 3.0000%	Goldman Sachs	3/11/2027	4,460	6,303,297	101,287
					$12,671,669	$125,281

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

11

Direxion Daily AVGO Bear 1X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 108.1%
	Money Market Funds — 108.1%
4,537,993	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$4,537,993
484,923	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	484,923
709,717	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(a)	709,717
1,760,049	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	1,760,049
	TOTAL SHORT TERM INVESTMENTS (Cost $7,492,682)(b)	$7,492,682
	TOTAL INVESTMENTS (Cost $7,492,682) — 108.1%	$7,492,682
	Liabilities in Excess of Other Assets — (8.1)%	(558,558)
	TOTAL NET ASSETS — 100.0%	$6,934,124

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,954,690.
Short Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + 1.6500%	Total return of common shares of Broadcom Inc.	Goldman Sachs	12/10/2026	2,603	$1,057,573	$(3,463)
SOFR + (1.0000)%	Total return of common shares of Broadcom Inc.	Bank of America Merrill Lynch	12/11/2026	4,372	1,699,538	(116,344)
SOFR + (2.0000)%	Total return of common shares of Broadcom Inc.	Citibank N.A.	12/22/2026	5,810	2,354,006	(70,503)
SOFR + 2.1500%	Total return of common shares of Broadcom Inc.	Barclays	12/22/2026	3,827	1,236,614	(350,646)
					$6,347,731	$(540,956)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

12

Direxion Daily AVGO Bull 2X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 16.9%
	Computer and Electronic Product Manufacturing — 16.9%
76,539	Broadcom Inc.	$31,949,675
	TOTAL COMMON STOCKS (Cost $24,551,844)	$31,949,675
	SHORT TERM INVESTMENTS — 91.6%
76,349,262	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$76,349,262
32,503,931	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	32,503,931
28,180,059	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(a)	28,180,059
35,567,900	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	35,567,900
	TOTAL SHORT TERM INVESTMENTS (Cost $172,601,152)	$172,601,152
	TOTAL INVESTMENTS (Cost $197,152,996) — 108.5%(b)	$204,550,827
	Liabilities in Excess of Other Assets — (8.5)%	(16,043,565)
	TOTAL NET ASSETS — 100.0%	$188,507,262

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $118,991,268.
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of common shares of Broadcom Inc.	SOFR + 2.9900%	Goldman Sachs	12/10/2026	234,804	$95,615,723	$2,383,483
Total return of common shares of Broadcom Inc.	SOFR + 3.0000%	Nomura	12/10/2026	137,656	55,239,969	1,236,585
Total return of common shares of Broadcom Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	182,997	74,196,851	2,177,847
Total return of common shares of Broadcom Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	39,508	13,004,952	3,306,871
Total return of common shares of Broadcom Inc.	SOFR + 2.9900%	Barclays	12/22/2026	231,673	93,931,818	2,758,034
					$331,989,313	$11,862,820

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

13

Direxion Daily BA Bull 2X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 14.0%
	Transportation Equipment Manufacturing — 14.0%
11,506	Boeing Co.(a)	$2,635,219
	TOTAL COMMON STOCKS (Cost $2,406,465)	$2,635,219
	SHORT TERM INVESTMENTS — 82.7%
5,804,045	Dreyfus Government Cash Management Institutional Shares, 3.53%(b)	$5,804,045
4,296,883	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(b)	4,296,883
1,740,001	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(b)	1,740,001
3,711,974	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(b)	3,711,974
	TOTAL SHORT TERM INVESTMENTS (Cost $15,552,903)	$15,552,903
	TOTAL INVESTMENTS (Cost $17,959,368) — 96.7%(c)	$18,188,122
	Other Assets in Excess of Liabilities — 3.3%	618,019
	TOTAL NET ASSETS — 100.0%	$18,806,141

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at April 30, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,584,607.
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Boeing Co.	SOFR + 2.7300%	Goldman Sachs	12/10/2026	55,095	$12,525,318	$(50,853)
Total return of common shares of Boeing Co.	SOFR + 2.8500%	Nomura	12/10/2026	30,244	6,255,055	560,145
Total return of common shares of Boeing Co.	SOFR + 2.8500%	Bank of America Merrill Lynch	12/11/2026	30,178	6,571,059	312,212
Total return of common shares of Boeing Co.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	11,234	2,501,827	9,231
Total return of common shares of Boeing Co.	SOFR + 2.8700%	Barclays	12/22/2026	25,969	5,391,817	513,963
					$33,245,076	$1,344,698

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

14

Direxion Daily BABA Bull 2X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 17.1%
	Management of Companies and Enterprises — 17.1%
4,290	Alibaba Group Holding Ltd. ADR (China)	$565,766
	TOTAL COMMON STOCKS (Cost $557,818)	$565,766
	SHORT TERM INVESTMENTS — 84.6%
821,175	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$821,175
20,660	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	20,660
1,220,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(a)	1,220,000
740,752	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	740,752
	TOTAL SHORT TERM INVESTMENTS (Cost $2,802,587)	$2,802,587
	TOTAL INVESTMENTS (Cost $3,360,405) — 101.7%(b)	$3,368,353
	Liabilities in Excess of Other Assets — (1.7)%	(53,933)
	TOTAL NET ASSETS — 100.0%	$3,314,420

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,981,412.
ADR - American Depository Receipt
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Alibaba Group Holding Ltd.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	12,523	$1,579,777	$65,742
Total return of common shares of Alibaba Group Holding Ltd.	SOFR + 4.2500%	Barclays	12/22/2026	32,582	4,249,670	46,264
Total return of common shares of Alibaba Group Holding Ltd.	SOFR + 3.5000%	Goldman Sachs	3/11/2027	869	125,113	(11,007)
					$5,954,560	$100,999

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

15

Direxion Daily Biotech Top 5 Bull 2X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 43.5%
	Chemical Manufacturing — 33.4%
728	Amgen, Inc.	$252,070
1,837	Gilead Sciences, Inc.	240,353
357	Regeneron Pharmaceuticals, Inc.	252,421
568	Vertex Pharmaceuticals, Inc.(a)	242,752
		987,596
	Miscellaneous Manufacturing — 10.1%
381	Argenx SE ADR (Netherlands)(a)	297,835
	TOTAL COMMON STOCKS (Cost $1,246,280)	$1,285,431
	SHORT TERM INVESTMENTS — 61.0%
	Money Market Funds — 61.0%
886,545	Dreyfus Government Cash Management Institutional Shares, 3.53%(b)	$886,545
160,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(b)	160,000
754,079	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(b)	754,079
	TOTAL SHORT TERM INVESTMENTS (Cost $1,800,624)	$1,800,624
	TOTAL INVESTMENTS (Cost $3,046,904) — 104.5%(c)	$3,086,055
	Liabilities in Excess of Other Assets — (4.5)%	(134,158)
	TOTAL NET ASSETS — 100.0%	$2,951,897

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at April 30, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,190,391.
ADR - American Depository Receipt
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of NYSE Biotechnology Top 5 Equal Weight Index	SOFR + 0.8400%	Citibank N.A.	12/22/2026	14,180	$3,438,305	$(97,322)
Total return of NYSE Biotechnology Top 5 Equal Weight Index	SOFR + 1.0000%	Barclays	12/22/2026	5,188	1,254,884	(31,216)
					$4,693,189	$(128,538)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

16

Direxion Daily BRKB Bull 2X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 21.9%
	Insurance Carriers and Related Activities — 21.9%
27,076	Berkshire Hathaway, Inc. Class B(a)	$12,823,193
	TOTAL COMMON STOCKS (Cost $13,393,783)	$12,823,193
	SHORT TERM INVESTMENTS — 81.4%
10,789,520	Dreyfus Government Cash Management Institutional Shares, 3.53%(b)	$10,789,520
24,077,564	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(b)	24,077,564
8,350,004	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(b)	8,350,004
4,407,337	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(b)	4,407,337
	TOTAL SHORT TERM INVESTMENTS (Cost $47,624,425)	$47,624,425
	TOTAL INVESTMENTS (Cost $61,018,208) — 103.3%(c)	$60,447,618
	Liabilities in Excess of Other Assets — (3.3)%	(1,921,377)
	TOTAL NET ASSETS — 100.0%	$58,526,241

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at April 30, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $36,834,906.
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of common shares of Berkshire Hathaway, Inc. Class B	SOFR + 2.4900%	Goldman Sachs	12/10/2026	139,894	$66,942,828	$(1,267,487)
Total return of common shares of Berkshire Hathaway, Inc. Class B	SOFR + 2.7500%	Bank of America Merrill Lynch	12/11/2026	19,727	9,781,633	(687,791)
Total return of common shares of Berkshire Hathaway, Inc. Class B	SOFR + 3.2500%	Citibank N.A.	12/22/2026	2,651	1,310,999	(88,201)
Total return of common shares of Berkshire Hathaway, Inc. Class B	SOFR + 2.9900%	Barclays	12/22/2026	57,805	27,649,045	(474,706)
					$105,684,505	$(2,518,185)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

17

Direxion Daily COIN Bull 2X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 11.3%
	Web Search Portals, Libraries, Archives, and Other Information Services — 11.3%
1,843	Coinbase Global, Inc.(a)	$346,060
	TOTAL COMMON STOCKS (Cost $385,126)	$346,060
	SHORT TERM INVESTMENTS — 86.3%
328,843	Dreyfus Government Cash Management Institutional Shares, 3.53%(b)	$328,843
365,557	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(b)	365,557
550,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(b)	550,000
1,391,496	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(b)	1,391,496
	TOTAL SHORT TERM INVESTMENTS (Cost $2,635,896)	$2,635,896
	TOTAL INVESTMENTS (Cost $3,021,022) — 97.6%(c)	$2,981,956
	Other Assets in Excess of Liabilities — 2.4%	70,973
	TOTAL NET ASSETS — 100.0%	$3,052,929

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at April 30, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,307,054.
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Coinbase Global, Inc.	SOFR + 6.0000%	Goldman Sachs	12/10/2026	1,682	$257,232	$53,408
Total return of common shares of Coinbase Global, Inc.	SOFR + 4.5000%	Bank of America Merrill Lynch	12/11/2026	18,060	3,391,154	(40,979)
Total return of common shares of Coinbase Global, Inc.	SOFR + 6.0000%	Citibank N.A.	12/22/2026	1,815	336,273	3,199
Total return of common shares of Coinbase Global, Inc.	SOFR + 5.5000%	Barclays	12/22/2026	9,118	1,516,092	176,077
					$5,500,751	$191,705

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

18

Direxion Daily CSCO Bear 1X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 112.9%
	Money Market Funds — 112.9%
1,371,648	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$1,371,648
298,392	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	298,392
325,166	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	325,166
	TOTAL SHORT TERM INVESTMENTS (Cost $1,995,206)(b)	$1,995,206
	TOTAL INVESTMENTS (Cost $1,995,206) — 112.9%	$1,995,206
	Liabilities in Excess of Other Assets — (12.9)%	(227,665)
	TOTAL NET ASSETS — 100.0%	$1,767,541

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $623,558.
Short Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + 0.0000%	Total return of common shares of Cisco Systems, Inc.	Goldman Sachs	12/10/2026	5,163	$426,769	$(43,782)
SOFR + 0.0000%	Total return of common shares of Cisco Systems, Inc.	Bank of America Merrill Lynch	12/11/2026	3,746	302,828	(39,339)
SOFR + (2.0000)%	Total return of common shares of Cisco Systems, Inc.	Citibank N.A.	12/22/2026	6,136	481,184	(82,467)
SOFR + 1.5000%	Total return of common shares of Cisco Systems, Inc.	Barclays	12/22/2026	4,273	335,431	(54,808)
					$1,546,212	$(220,396)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

19

Direxion Daily CSCO Bull 2X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 4.9%
	Computer and Electronic Product Manufacturing — 4.9%
2,639	Cisco Systems, Inc.	$241,469
	TOTAL COMMON STOCKS (Cost $176,022)	$241,469
	SHORT TERM INVESTMENTS — 86.5%
1,575,497	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$1,575,497
604,284	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	604,284
1,120,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(a)	1,120,000
1,001,324	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	1,001,324
	TOTAL SHORT TERM INVESTMENTS (Cost $4,301,105)	$4,301,105
	TOTAL INVESTMENTS (Cost $4,477,127) — 91.4%(b)	$4,542,574
	Other Assets in Excess of Liabilities — 8.6%	427,339
	TOTAL NET ASSETS — 100.0%	$4,969,913

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,725,609.
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Cisco Systems, Inc.	SOFR + 3.0000%	Goldman Sachs	12/10/2026	22,180	$1,862,467	$158,801
Total return of common shares of Cisco Systems, Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	16,838	1,295,268	234,612
Total return of common shares of Cisco Systems, Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	20,365	1,863,398	(25,832)
Total return of common shares of Cisco Systems, Inc.	SOFR + 3.0000%	Barclays	12/22/2026	46,610	3,838,334	414,404
					$8,859,467	$781,985

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

20

Direxion Daily CSI 300 China A Share Bull 2X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 32.9%
969,331	Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF(a)(b)	$34,236,771
	TOTAL INVESTMENT COMPANIES (Cost $33,342,783)	$34,236,771
	SHORT TERM INVESTMENTS — 74.7%
	Money Market Funds — 74.7%
47,318,185	Dreyfus Government Cash Management Institutional Shares, 3.53%(c)(d)	$47,318,185
30,376,126	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(c)	30,376,126
	TOTAL SHORT TERM INVESTMENTS (Cost $77,694,311)	$77,694,311
	TOTAL INVESTMENTS (Cost $111,037,094) — 107.6%(e)	$111,931,082
	Liabilities in Excess of Other Assets — (7.6)%	(7,876,730)
	TOTAL NET ASSETS — 100.0%	$104,054,352

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $36,238,930.
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	SOFR + (0.1000)%	Goldman Sachs	12/10/2026	376,813	$12,761,014	$566,435
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	SOFR + 0.0000%	J.P. Morgan	12/16/2026	60,397	1,983,449	150,919
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	SOFR + 0.9000%	UBS Securities LLC	12/17/2026	48,675	1,601,894	127,407
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	SOFR + (0.3000)%	Citibank N.A.	12/22/2026	4,351,827	140,738,085	11,260,492
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	SOFR + 0.8000%	Barclays	12/22/2026	85,085	2,776,098	201,667
					$159,860,540	$12,306,920

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

21

Direxion Daily CSI China Internet Index Bull 2X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 51.5%
4,506,491	KraneShares CSI China Internet ETF(a)	$129,651,746
	TOTAL INVESTMENT COMPANIES (Cost $136,702,521)	$129,651,746
	SHORT TERM INVESTMENTS — 70.5%
	Money Market Funds — 70.5%
72,981,134	Dreyfus Government Cash Management Institutional Shares, 3.53%(b)	$72,981,134
38,917,200	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(b)	38,917,200
65,794,083	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(b)	65,794,083
	TOTAL SHORT TERM INVESTMENTS (Cost $177,692,417)	$177,692,417
	TOTAL INVESTMENTS (Cost $314,394,938) — 122.0%(c)	$307,344,163
	Liabilities in Excess of Other Assets — (22.0)%	(55,441,063)
	TOTAL NET ASSETS — 100.0%	$251,903,100

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at April 30, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $229,457,894.
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of KraneShares CSI China Internet ETF	SOFR + 0.7900%	BNP Paribas	12/04/2026	1,429,871	$41,101,066	$(113,660)
Total return of KraneShares CSI China Internet ETF	SOFR + 0.7500%	Goldman Sachs	12/10/2026	3,293,422	117,550,886	(19,239,825)
Total return of KraneShares CSI China Internet ETF	SOFR + 0.8000%	Bank of America Merrill Lynch	12/11/2026	2,644,376	82,429,737	(5,791,455)
Total return of KraneShares CSI China Internet ETF	SOFR + 0.8400%	UBS Securities LLC	12/17/2026	2,432,160	86,411,854	(13,039,737)
Total return of KraneShares CSI China Internet ETF	SOFR + 0.8000%	Citibank N.A.	12/22/2026	3,205,291	112,526,624	(17,377,920)
					$440,020,167	$(55,562,597)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

22

Direxion Daily Energy Bear 2X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 114.8%
	Money Market Funds — 114.8%
39,423,877	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$39,423,877
4,188,024	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(a)	4,188,024
5,319,206	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	5,319,206
	TOTAL SHORT TERM INVESTMENTS (Cost $48,931,107)(b)	$48,931,107
	TOTAL INVESTMENTS (Cost $48,931,107) — 114.8%	$48,931,107
	Liabilities in Excess of Other Assets — (14.8)%	(6,316,203)
	TOTAL NET ASSETS — 100.0%	$42,614,904

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $22,416,928.
Short Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR + 0.3500%	Total return of Energy Select Sector Index	BNP Paribas	12/04/2026	6,898	$7,686,871	$(955,776)
SOFR + 0.6000%	Total return of Energy Select Sector Index	J.P. Morgan	12/16/2026	23,781	30,229,623	473,543
SOFR + 0.2900%	Total return of Energy Select Sector Index	UBS Securities LLC	12/17/2026	29,455	31,345,119	(5,528,524)
SOFR + 0.4500%	Total return of Energy Select Sector Index	Barclays	12/22/2026	7,788	7,256,391	(2,478,113)
					$76,518,004	$(8,488,870)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

23

Direxion Daily Energy Bull 2X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 67.8%
	Gasoline Stations and Fuel Dealers — 11.3%
161,908	Chevron Corp.	$31,298,435
	Machinery Manufacturing — 2.5%
101,190	Baker Hughes Co.	7,049,907
	Oil and Gas Extraction — 26.0%
36,315	APA Corp.	1,479,110
77,681	Coterra Energy, Inc.	2,789,525
63,512	Devon Energy Corp.	3,262,611
19,875	Diamondback Energy, Inc.	4,086,896
55,559	EOG Resources, Inc.	7,809,929
63,899	EQT Corp.	3,839,052
24,388	Expand Energy Corp.	2,491,234
270,926	Exxon Mobil Corp.	41,812,010
73,644	Occidental Petroleum Corp.	4,461,353
		72,031,720
	Petroleum and Coal Products Manufacturing — 13.0%
105,821	ConocoPhillips	13,310,165
30,205	Marathon Petroleum Corp.	7,499,600
41,256	Phillips 66	7,391,012
31,233	Valero Energy Corp.(a)	7,888,831
		36,089,608
	Pipeline Transportation — 5.0%
21,980	Targa Resources Corp.	5,716,559
107,994	Williams Companies, Inc.	8,241,022
		13,957,581
	Support Activities for Mining — 4.5%
85,760	Halliburton Co.	3,627,648
153,112	SLB Ltd. ADR	8,709,011
		12,336,659
	Utilities — 5.5%
200,467	Kinder Morgan, Inc.	6,589,350
64,430	ONEOK, Inc.	5,957,198
5,930	Texas Pacific Land Corp.(a)	2,630,964
		15,177,512
	TOTAL COMMON STOCKS (Cost $146,664,012)	$187,941,422

The accompanying notes are an integral part of these financial statements.

24

Direxion Daily Energy Bull 2X ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 28.0%
	Money Market Funds — 28.0%
72,382,851	Dreyfus Government Cash Management Institutional Shares, 3.53%(b)(c)	$72,382,851
21,251	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(b)	21,251
5,114,858	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(b)	5,114,858
	TOTAL SHORT TERM INVESTMENTS (Cost $77,518,960)	$77,518,960
	TOTAL INVESTMENTS (Cost $224,182,972) — 95.8%(d)	$265,460,382
	Other Assets in Excess of Liabilities — 4.2%	11,581,918
	TOTAL NET ASSETS — 100.0%	$277,042,300

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	A portion of this security represents a security on loan.
(b)	Represents annualized seven-day yield at April 30, 2026.
(c)	All or a portion of this security represents an investment of securities lending collateral.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $187,734,517.
ADR - American Depository Receipt
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Energy Select Sector Index	SOFR + 0.7000%	Barclays	4/30/2026	75,966	$95,322,895	$(433,409)
Total return of Energy Select Sector Index	SOFR + 0.7500%	BNP Paribas	12/04/2026	80,436	77,659,962	22,647,153
Total return of Energy Select Sector Index	SOFR + 0.7300%	Bank of America Merrill Lynch	12/11/2026	20,356	24,313,210	1,138,226
Total return of Energy Select Sector Index	SOFR + 0.8000%	J.P. Morgan	12/16/2026	49,786	58,940,970	3,461,977
Total return of Energy Select Sector Index	SOFR + 0.6700%	UBS Securities LLC	12/17/2026	65,249	61,033,915	20,448,089
					$317,270,952	$47,262,036

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

25

Direxion Daily Energy Top 5 Bull 2X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 45.0%
	Gasoline Stations and Fuel Dealers — 8.6%
2,366	Chevron Corp.	$457,372
	Oil and Gas Extraction — 8.6%
2,994	Exxon Mobil Corp.	462,064
	Petroleum and Coal Products Manufacturing — 9.1%
3,877	ConocoPhillips	487,649
	Pipeline Transportation — 8.7%
6,098	Williams Companies, Inc.	465,338
	Support Activities for Mining — 10.0%
9,419	SLB Ltd. ADR	535,753
	TOTAL COMMON STOCKS (Cost $2,078,780)	$2,408,176
	SHORT TERM INVESTMENTS — 70.1%
	Money Market Funds — 70.1%
2,094,273	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$2,094,273
450,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(a)	450,000
1,208,954	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	1,208,954
	TOTAL SHORT TERM INVESTMENTS (Cost $3,753,227)	$3,753,227
	TOTAL INVESTMENTS (Cost $5,832,007) — 115.1%(b)	$6,161,403
	Liabilities in Excess of Other Assets — (15.1)%	(810,761)
	TOTAL NET ASSETS — 100.0%	$5,350,642

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,454,207.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

26

Direxion Daily Energy Top 5 Bull 2X ETF
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Energy (Sector) Top 5 Equal Capped Index	SOFR + 0.8300%	Bank of America Merrill Lynch	12/11/2026	1,740	$1,543,488	$50,094
Total return of S&P 500® Energy (Sector) Top 5 Equal Capped Index	SOFR + 0.8000%	Citibank N.A.	12/22/2026	5,272	4,796,360	43,275
Total return of S&P 500® Energy (Sector) Top 5 Equal Capped Index	SOFR + 0.8500%	Barclays	12/22/2026	2,023	1,840,485	16,548
					$8,180,333	$109,917

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

27

Direxion Daily Gold Miners Index Bear 2X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 102.2%
	Money Market Funds — 102.2%
68,129,316	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$68,129,316
41,036,670	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	41,036,670
	TOTAL SHORT TERM INVESTMENTS (Cost $109,165,986)(b)	$109,165,986
	TOTAL INVESTMENTS (Cost $109,165,986) — 102.2%	$109,165,986
	Liabilities in Excess of Other Assets — (2.2)%	(2,383,261)
	TOTAL NET ASSETS — 100.0%	$106,782,725

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $50,228,588.
Short Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR + 0.5900%	Total return of VanEck Gold Miners ETF	BNP Paribas	12/04/2026	98,133	$9,742,658	$1,134,654
SOFR + 0.7500%	Total return of VanEck Gold Miners ETF	Bank of America Merrill Lynch	12/11/2026	382,830	33,484,895	(116,999)
SOFR + 0.4500%	Total return of VanEck Gold Miners ETF	J.P. Morgan	12/16/2026	1,183,779	109,397,049	5,042,086
SOFR + 0.2500%	Total return of VanEck Gold Miners ETF	UBS Securities LLC	12/17/2026	455,221	46,723,237	6,770,900
SOFR + 0.7300%	Total return of VanEck Gold Miners ETF	Citibank N.A.	12/22/2026	298,975	30,500,383	4,366,568
					$229,848,222	$17,197,209

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

28

Direxion Daily Gold Miners Index Bull 2X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 52.9%
6,135,077	VanEck Gold Miners ETF(a)(b)	$541,665,949
	TOTAL INVESTMENT COMPANIES (Cost $518,129,925)	$541,665,949
	SHORT TERM INVESTMENTS — 47.5%
	Money Market Funds — 47.5%
321,265,963	Dreyfus Government Cash Management Institutional Shares, 3.53%(c)(d)	$321,265,963
68,148,604	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(c)	68,148,604
97,071,176	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(c)	97,071,176
	TOTAL SHORT TERM INVESTMENTS (Cost $486,485,743)	$486,485,743
	TOTAL INVESTMENTS (Cost $1,004,615,668) — 100.4%(e)	$1,028,151,692
	Liabilities in Excess of Other Assets — (0.4)%	(3,391,802)
	TOTAL NET ASSETS — 100.0%	$1,024,759,890

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $717,989,372.
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of VanEck Gold Miners ETF	SOFR + 0.9900%	BNP Paribas	12/04/2026	1,013,168	$83,744,703	$4,911,068
Total return of VanEck Gold Miners ETF	SOFR + 0.8500%	Goldman Sachs	12/10/2026	3,533,950	308,865,467	70,850
Total return of VanEck Gold Miners ETF	SOFR + 0.9500%	Bank of America Merrill Lynch	12/11/2026	2,140,158	192,391,940	(4,487,507)
Total return of VanEck Gold Miners ETF	SOFR + 0.7400%	J.P. Morgan	12/16/2026	3,406,955	289,307,982	8,947,508
Total return of VanEck Gold Miners ETF	SOFR + 0.8600%	UBS Securities LLC	12/17/2026	3,490,872	305,573,379	153,726
Total return of VanEck Gold Miners ETF	SOFR + 0.9900%	Citibank N.A.	12/22/2026	3,493,533	315,158,474	(9,403,891)
					$1,495,041,945	$191,754

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

29

Direxion Daily GOOGL Bear 1X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 101.3%
	Money Market Funds — 101.3%
12,633,206	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$12,633,206
1,673,193	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	1,673,193
4,373,320	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	4,373,320
	TOTAL SHORT TERM INVESTMENTS (Cost $18,679,719)(b)	$18,679,719
	TOTAL INVESTMENTS (Cost $18,679,719) — 101.3%	$18,679,719
	Liabilities in Excess of Other Assets — (1.3)%	(241,170)
	TOTAL NET ASSETS — 100.0%	$18,438,549

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,046,514.
Short Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + (1.0000)%	Total return of common shares of Alphabet, Inc.	Bank of America Merrill Lynch	12/11/2026	19,874	$6,777,228	$(852,531)
SOFR + (2.0000)%	Total return of common shares of Alphabet, Inc.	Citibank N.A.	12/22/2026	12,069	4,188,896	(446,314)
SOFR + 0.0000%	Total return of common shares of Alphabet, Inc.	Goldman Sachs	3/18/2027	15,973	5,512,318	(630,664)
					$16,478,442	$(1,929,509)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

30

Direxion Daily GOOGL Bull 2X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 11.5%
	Web Search Portals, Libraries, Archives, and Other Information Services — 11.5%
340,237	Alphabet, Inc.	$130,923,198
	TOTAL COMMON STOCKS (Cost $110,478,070)	$130,923,198
	SHORT TERM INVESTMENTS — 77.8%
411,680,402	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$411,680,402
199,488,172	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	199,488,172
75,231,912	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(a)	75,231,912
197,095,816	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	197,095,816
	TOTAL SHORT TERM INVESTMENTS (Cost $883,496,302)	$883,496,302
	TOTAL INVESTMENTS (Cost $993,974,372) — 89.3%(b)	$1,014,419,500
	Other Assets in Excess of Liabilities — 10.7%	121,655,497
	TOTAL NET ASSETS — 100.0%	$1,136,074,997

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $660,703,688.
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Alphabet, Inc.	SOFR + 1.7500%	Goldman Sachs	12/10/2026	1,629,469	$627,019,671	$(7,916,860)
Total return of common shares of Alphabet, Inc.	SOFR + 3.0000%	Nomura	12/10/2026	1,350,000	519,480,000	(7,088,030)
Total return of common shares of Alphabet, Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	722,208	223,135,294	50,639,235
Total return of common shares of Alphabet, Inc.	SOFR + 3.2500%	Citibank N.A.	12/22/2026	1,147,104	441,418,180	(5,910,709)
Total return of common shares of Alphabet, Inc.	SOFR + 3.0000%	Barclays	12/22/2026	715,789	221,737,116	48,556,817
					$2,032,790,261	$78,280,453

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

31

Direxion Daily HOOD Bull 2X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 4.1%
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 4.1%
5,264	Robinhood Markets, Inc.(a)	$383,693
	TOTAL COMMON STOCKS (Cost $411,454)	$383,693
	SHORT TERM INVESTMENTS — 121.4%
1,599,553	Dreyfus Government Cash Management Institutional Shares, 3.53%(b)	$1,599,553
6,231,251	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(b)	6,231,251
1,350,132	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(b)	1,350,132
2,305,860	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(b)	2,305,860
	TOTAL SHORT TERM INVESTMENTS (Cost $11,486,796)	$11,486,796
	TOTAL INVESTMENTS (Cost $11,898,250) — 125.5%(c)	$11,870,489
	Liabilities in Excess of Other Assets — (25.5)%	(2,409,975)
	TOTAL NET ASSETS — 100.0%	$9,460,514

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at April 30, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,887,242.
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Robinhood Markets, Inc.	SOFR + 6.0000%	Goldman Sachs	12/10/2026	142,026	$11,566,368	$(1,237,716)
Total return of common shares of Robinhood Markets, Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	30,000	2,273,969	(117,709)
Total return of common shares of Robinhood Markets, Inc.	SOFR + 8.7500%	Citibank N.A.	12/22/2026	19,185	1,984,137	(656,026)
Total return of common shares of Robinhood Markets, Inc.	SOFR + 5.5000%	Barclays	12/22/2026	63,105	4,537,190	23,454
					$20,361,664	$(1,987,997)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

32

DIREXION DAILY INTC BULL 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 9.8%
	Computer and Electronic Product Manufacturing — 9.8%
46,228	Intel Corp.(a)	$4,367,622
	TOTAL COMMON STOCKS (Cost $2,418,721)	$4,367,622
	SHORT TERM INVESTMENTS — 90.7%
5,656,871	Dreyfus Government Cash Management Institutional Shares, 3.53%(b)	$5,656,871
15,706,375	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(b)	15,706,375
2,380,138	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(b)	2,380,138
16,607,096	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(b)	16,607,096
	TOTAL SHORT TERM INVESTMENTS (Cost $40,350,480)	$40,350,480
	TOTAL INVESTMENTS (Cost $42,769,201) — 100.5%(c)	$44,718,102
	Liabilities in Excess of Other Assets — (0.5)%	(230,890)
	TOTAL NET ASSETS — 100.0%	$44,487,212

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at April 30, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $34,693,610.
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Intel Corp.	SOFR + 4.0000%	Goldman Sachs	12/10/2026	365,483	$34,631,200	$(107,777)
Total return of common shares of Intel Corp.	SOFR + 2.7500%	Bank of America Merrill Lynch	12/11/2026	256,633	24,246,686	(213,140)
Total return of common shares of Intel Corp.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	189,769	17,929,375	(118,414)
Total return of common shares of Intel Corp.	SOFR + 4.0000%	Barclays	12/22/2026	83,599	3,922,949	3,942,280
					$80,730,210	$3,502,949

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

33

DIREXION DAILY JUNIOR GOLD MINERS INDEX BEAR 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 90.6%
	Money Market Funds — 90.6%
33,783,974	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$33,783,974
12,765,370	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	12,765,370
	TOTAL SHORT TERM INVESTMENTS (Cost $46,549,344)(b)	$46,549,344
	TOTAL INVESTMENTS (Cost $46,549,344) — 90.6%	$46,549,344
	Other Assets in Excess of Liabilities — 9.4%	4,847,924
	TOTAL NET ASSETS — 100.0%	$51,397,268

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $19,204,084.
SHORT TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
SOFR + 0.3900%	Total return of VanEck Junior Gold Miners ETF	BNP Paribas	12/4/2026	117,954	$13,952,979	$296,689
SOFR + 0.3000%	Total return of VanEck Junior Gold Miners ETF	J.P. Morgan	12/16/2026	116,835	16,651,775	3,169,423
SOFR + 0.2500%	Total return of VanEck Junior Gold Miners ETF	UBS Securities LLC	12/17/2026	232,643	27,753,298	743,356
SOFR + 0.6000%	Total return of VanEck Junior Gold Miners ETF	Citibank N.A.	12/22/2026	416,132	51,467,715	3,145,199
					$109,825,767	$7,354,667

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

34

DIREXION DAILY JUNIOR GOLD MINERS INDEX BULL 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 36.1%
1,475,185	VanEck Junior Gold Miners ETF(a)(b)	$171,623,023
	TOTAL INVESTMENT COMPANIES (Cost $169,325,526)	$171,623,023
	SHORT TERM INVESTMENTS — 74.5%
	Money Market Funds — 74.5%
237,346,872	Dreyfus Government Cash Management Institutional Shares, 3.53%(c)(d)	$237,346,872
116,690,197	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(c)	116,690,197
	TOTAL SHORT TERM INVESTMENTS (Cost $354,037,069)	$354,037,069
	TOTAL INVESTMENTS (Cost $523,362,595) — 110.6%(e)	$525,660,092
	Liabilities in Excess of Other Assets — (10.6)%	(50,649,167)
	TOTAL NET ASSETS — 100.0%	$475,010,925

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $341,466,224.
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of VanEck Junior Gold Miners ETF	SOFR + 0.7900%	BNP Paribas	12/4/2026	1,660,596	$185,523,469	$7,864,210
Total return of VanEck Junior Gold Miners ETF	SOFR + 0.6300%	J.P. Morgan	12/15/2026	2,252,802	319,975,112	(59,857,309)
Total return of VanEck Junior Gold Miners ETF	SOFR + 0.8900%	UBS Securities LLC	12/17/2026	2,184,658	249,199,612	6,009,194
Total return of VanEck Junior Gold Miners ETF	SOFR + 0.8000%	Citibank N.A.	12/22/2026	592,720	67,090,612	1,734,136
					$821,788,805	$(44,249,769)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

35

DIREXION DAILY LLY BULL 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 15.3%
	Chemical Manufacturing — 15.3%
3,512	Eli Lilly & Co.	$3,282,315
	TOTAL COMMON STOCKS (Cost $2,682,088)	$3,282,315
	SHORT TERM INVESTMENTS — 72.5%
3,365,291	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$3,365,291
3,836,349	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	3,836,349
6,000,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(a)	6,000,000
2,371,522	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	2,371,522
	TOTAL SHORT TERM INVESTMENTS (Cost $15,573,162)	$15,573,162
	TOTAL INVESTMENTS (Cost $18,255,250) — 87.8%(b)	$18,855,477
	Other Assets in Excess of Liabilities — 12.2%	2,635,052
	TOTAL NET ASSETS — 100.0%	$21,490,529

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,207,872.
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Eli Lilly & Co.	SOFR + 2.6500%	Goldman Sachs	12/10/2026	19,521	$18,408,596	$(238,604)
Total return of common shares of Eli Lilly & Co.	SOFR + 2.7500%	Bank of America Merrill Lynch	12/11/2026	1,662	1,679,353	(165,802)
Total return of common shares of Eli Lilly & Co.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	2,768	2,965,851	(453,454)
Total return of common shares of Eli Lilly & Co.	SOFR + 2.6500%	Barclays	12/22/2026	18,530	16,968,822	276,430
					$40,022,622	$(581,430)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

36

DIREXION DAILY LMT BULL 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 15.0%
	Aerospace Product and Parts Manufacturing — 15.0%
2,113	Lockheed Martin Corp.(a)	$1,094,470
	TOTAL COMMON STOCKS (Cost $1,074,764)	$1,094,470
	SHORT TERM INVESTMENTS — 104.0%
951,194	Dreyfus Government Cash Management Institutional Shares, 3.53%(b)	$951,194
1,390,135	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(b)	1,390,135
1,510,001	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(b)	1,510,001
3,732,601	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(b)	3,732,601
	TOTAL SHORT TERM INVESTMENTS (Cost $7,583,931)	$7,583,931
	TOTAL INVESTMENTS (Cost $8,658,695) — 119.0%(c)	$8,678,401
	Liabilities in Excess of Other Assets — (19.0)%	(1,388,854)
	TOTAL NET ASSETS — 100.0%	$7,289,547

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at April 30, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,632,737.
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of common shares of Lockheed Martin Corp.	SOFR + 3.0000%	Goldman Sachs	12/10/2026	3,828	$2,395,095	$(438,239)
Total return of common shares of Lockheed Martin Corp.	SOFR + 2.7500%	Bank of America Merrill Lynch	12/11/2026	11,590	7,062,763	(1,102,468)
Total return of common shares of Lockheed Martin Corp.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	2,591	1,610,387	(289,957)
Total return of common shares of Lockheed Martin Corp.	SOFR + 3.0000%	Barclays	12/22/2026	8,025	4,362,338	(226,614)
					$15,430,583	$(2,057,278)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

37

DIREXION DAILY MAGNIFICENT 7 BEAR 1X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 107.5%
	Money Market Funds — 107.5%
18,293,859	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$18,293,859
1,713,686	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	1,713,686
4,959,827	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(a)	4,959,827
5	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	5
	TOTAL SHORT TERM INVESTMENTS (Cost $24,967,377)(b)	$24,967,377
	TOTAL INVESTMENTS (Cost $24,967,377) — 107.5%	$24,967,377
	Liabilities in Excess of Other Assets — (7.5)%	(1,749,069)
	TOTAL NET ASSETS — 100.0%	$23,218,308

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,673,518.
SHORT TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR + 0.4500%	Total return of Indxx Magnificent 7 Index	Goldman Sachs	12/10/2026	921	$8,759,942	$91,163
SOFR + 0.6800%	Total return of Indxx Magnificent 7 Index	Barclays	12/22/2026	1,510	12,467,462	(1,905,808)
					$21,227,404	$(1,814,645)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

38

DIREXION DAILY MAGNIFICENT 7 BULL 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 40.2%
	Computer and Electronic Product Manufacturing — 17.9%
17,315	Alphabet, Inc. - Class A	$6,662,812
20,796	Apple, Inc.	5,642,994
29,777	NVIDIA Corp.	5,942,596
		18,248,402
	General Merchandise Retailers — 6.5%
24,889	Amazon.com, Inc.(a)	6,597,078
	Professional, Scientific, and Technical Services — 5.2%
8,659	Meta Platforms, Inc. - Class A	5,298,529
	Publishing Industries — 5.4%
13,656	Microsoft Corp.	5,568,644
	Transportation Equipment Manufacturing — 5.1%
13,732	Tesla, Inc.(a)	5,240,543
	TOTAL COMMON STOCKS (Cost $29,528,869)	$40,953,196
	SHORT TERM INVESTMENTS — 60.7%
	Money Market Funds — 60.7%
48,025,347	Dreyfus Government Cash Management Institutional Shares, 3.53%(b)	$48,025,347
11,953,091	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(b)	11,953,091
42,823	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(b)	42,823
1,844,279	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(b)	1,844,279
	TOTAL SHORT TERM INVESTMENTS (Cost $61,865,540)	$61,865,540
	TOTAL INVESTMENTS (Cost $91,394,409) — 100.9%(c)	$102,818,736
	Liabilities in Excess of Other Assets — (0.9)%	(865,346)
	TOTAL NET ASSETS — 100.0%	$101,953,390

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at April 30, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,840,193.
The accompanying notes are an integral part of these financial statements.

39

LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Indxx Magnificent 7 Index	SOFR + 0.7000%	Goldman Sachs	12/10/2026	8,773	$80,287,388	$3,282,453
Total return of Indxx Magnificent 7 Index	SOFR + 0.7500%	Bank of America Merrill Lynch	12/11/2026	2,523	23,835,462	(131,555)
Total return of Indxx Magnificent 7 Index	SOFR + 1.0000%	Barclays	12/22/2026	5,762	52,874,240	1,682,992
					$156,997,090	$4,833,890

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

40

DIREXION DAILY META BEAR 1X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 91.0%
	Money Market Funds — 91.0%
4,994,130	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$4,994,130
486,600	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	486,600
200,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(a)	200,000
2,505,371	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	2,505,371
	TOTAL SHORT TERM INVESTMENTS (Cost $8,186,101)(b)	$ 8,186,101
	TOTAL INVESTMENTS (Cost $8,186,101) — 91.0%	$ 8,186,101
	Other Assets in Excess of Liabilities — 9.0%	813,148
	TOTAL NET ASSETS — 100.0%	$ 8,999,249

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,191,971.
SHORT TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR + 1.6500%	Total return of common shares of Meta Platforms Corporation	Goldman Sachs	12/10/2026	1,153	$851,101	$156,378
SOFR + (0.5000)%	Total return of common shares of Meta Platforms Corporation	Bank of America Merrill Lynch	12/11/2026	4,848	2,928,063	(24,559)
SOFR + (2.0000)%	Total return of common shares of Meta Platforms Corporation	Citibank N.A.	12/22/2026	4,534	3,069,189	297,017
SOFR + 2.1500%	Total return of common shares of Meta Platforms Corporation	Barclays	12/22/2026	4,172	2,611,240	71,847
					$9,459,593	$500,683

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

41

DIREXION DAILY META BULL 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 11.8%
	Professional, Scientific, and Technical Services — 11.8%
80,314	Meta Platforms, Inc.	$49,144,940
	TOTAL COMMON STOCKS (Cost $50,321,486)	$49,144,940
	SHORT TERM INVESTMENTS — 103.3%
142,348,705	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$ 142,348,705
97,141,227	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	97,141,227
114,072,449	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(a)	114,072,449
75,148,720	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	75,148,720
	TOTAL SHORT TERM INVESTMENTS (Cost $428,711,101)	$428,711,101
	TOTAL INVESTMENTS (Cost $479,032,587) — 115.1%(b)	$ 477,856,041
	Liabilities in Excess of Other Assets — (15.1)%	(62,741,277)
	TOTAL NET ASSETS — 100.0%	$415,114,764

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $347,306,643.
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Meta Platforms Corporation	SOFR + 2.9000%	BNP Paribas	12/04/2026	202,138	$ 124,588,107	$(3,269,106)
Total return of common shares of Meta Platforms Corporation	SOFR + 2.9400%	Goldman Sachs	12/10/2026	335,915	229,180,035	(26,481,978)
Total return of common shares of Meta Platforms Corporation	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	89,776	48,711,439	5,858,088
Total return of common shares of Meta Platforms Corporation	SOFR + 2.9500%	Citibank N.A.	12/22/2026	229,891	146,033,050	(6,382,465)
Total return of common shares of Meta Platforms Corporation	SOFR + 2.9800%	Barclays	12/22/2026	418,755	307,189,848	(55,687,544)
					$ 855,702,479	$ (85,963,005)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

42

DIREXION DAILY MRVL BULL 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 16.4%
	Professional, Scientific, and Technical Services — 16.4%
33,566	Marvell Technology, Inc.(a)	$5,543,425
	TOTAL COMMON STOCKS (Cost $4,976,676)	$5,543,425
	SHORT TERM INVESTMENTS — 81.0%
4,983,816	Dreyfus Government Cash Management Institutional Shares, 3.53%(b)	$4,983,816
12,187,877	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(b)	12,187,877
5,460,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(b)	5,460,000
4,698,138	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(b)	4,698,138
	TOTAL SHORT TERM INVESTMENTS (Cost $27,329,831)	$27,329,831
	TOTAL INVESTMENTS (Cost $32,306,507) — 97.4%(c)	$32,873,256
	Other Assets in Excess of Liabilities — 2.6%	856,992
	TOTAL NET ASSETS — 100.0%	$33,730,248

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at April 30, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $22,346,015.
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Marvell Technology, Inc.	SOFR + 3.0000%	Goldman Sachs	12/10/2026	192,926	$31,862,392	$(47,840)
Total return of common shares of Marvell Technology, Inc.	SOFR + 3.5000%	Bank of America Merrill Lynch	12/11/2026	75,743	12,508,956	(37,239)
Total return of common shares of Marvell Technology, Inc.	SOFR + 4.2500%	Barclays	12/22/2026	106,252	17,191,270	329,097
					$61,562,618	$244,018

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

43

DIREXION DAILY MSCI BRAZIL BULL 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 48.1%
1,519,585	iShares MSCI Brazil Capped ETF(a)(b)	$60,327,524
	TOTAL INVESTMENT COMPANIES (Cost $53,734,912)	$60,327,524
	SHORT TERM INVESTMENTS — 54.0%
	Money Market Funds — 54.0%
53,205,698	Dreyfus Government Cash Management Institutional Shares, 3.53%(c)(d)	$53,205,698
3,814	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(c)	3,814
14,483,970	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(c)	14,483,970
	TOTAL SHORT TERM INVESTMENTS (Cost $67,693,482)	$67,693,482
	TOTAL INVESTMENTS (Cost $121,428,394) — 102.1%(e)	$128,021,006
	Liabilities in Excess of Other Assets — (2.1)%	(2,709,819)
	TOTAL NET ASSETS — 100.0%	$125,311,187

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $55,706,804.
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares MSCI Brazil Capped ETF	SOFR + 0.6500%	BNP Paribas	12/04/2026	800,000	$27,118,033	$4,901,605
Total return of iShares MSCI Brazil Capped ETF	SOFR + 0.2700%	J.P. Morgan	12/16/2026	1,738,710	57,989,585	11,917,156
Total return of iShares MSCI Brazil Capped ETF	SOFR + 0.8000%	UBS Securities LLC	12/17/2026	1,820,351	57,994,741	13,531,555
Total return of iShares MSCI Brazil Capped ETF	SOFR + 0.7500%	Barclays	12/22/2026	434,322	15,566,790	1,605,895
					$158,669,149	$31,956,211

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

44

DIREXION DAILY MSCI INDIA BULL 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 60.0%
726,200	iShares MSCI India ETF(a)(b)(c)	$35,888,804
	TOTAL INVESTMENT COMPANIES (Cost $37,568,484)	$35,888,804
	SHORT TERM INVESTMENTS — 81.2%
	Money Market Funds — 81.2%
35,750,932	Dreyfus Government Cash Management Institutional Shares, 3.53%(d)(e)	$35,750,932
6,968,030	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(d)	6,968,030
5,825,427	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(d)	5,825,427
	TOTAL SHORT TERM INVESTMENTS (Cost $48,544,389)	$48,544,389
	TOTAL INVESTMENTS (Cost $86,112,873) — 141.2%(f)	$84,433,193
	Liabilities in Excess of Other Assets — (41.2)%	(24,654,859)
	TOTAL NET ASSETS — 100.0%	$59,778,334

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Non-income producing security.
(d)	Represents annualized seven-day yield at April 30, 2026.
(e)	All or a portion of this security represents an investment of securities lending collateral.
(f)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $21,063,833.
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares MSCI India ETF	SOFR + 0.7500%	Bank of America Merrill Lynch	12/11/2026	148,233	$7,697,358	$(447,378)
Total return of iShares MSCI India ETF	SOFR + 0.7900%	UBS Securities LLC	12/17/2026	648,213	34,335,843	(2,862,629)
Total return of iShares MSCI India ETF	SOFR + 0.9500%	Citibank N.A.	12/22/2026	243,184	13,168,413	(1,369,554)
Total return of iShares MSCI India ETF	SOFR + 0.8000%	Barclays	12/22/2026	653,369	32,511,361	(434,759)
					$87,712,975	$(5,114,320)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

45

DIREXION DAILY MSFT BEAR 1X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 101.8%
	Money Market Funds — 101.8%
27,890,263	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$27,890,263
3,436,364	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	3,436,364
10,725,310	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	10,725,310
	TOTAL SHORT TERM INVESTMENTS (Cost $42,051,937)(b)	$42,051,937
	TOTAL INVESTMENTS (Cost $42,051,937) — 101.8%	$42,051,937
	Liabilities in Excess of Other Assets — (1.8)%	(723,341)
	TOTAL NET ASSETS — 100.0%	$41,328,596

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $14,161,675.
SHORT TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR + 1.0300%	Total return of common shares of Microsoft Corp.	Goldman Sachs	12/10/2026	33,121	$14,147,929	$699,254
SOFR + (0.5000)%	Total return of common shares of Microsoft Corp.	Bank of America Merrill Lynch	12/11/2026	62,017	24,465,074	(786,613)
SOFR + (2.0000)%	Total return of common shares of Microsoft Corp.	Citibank N.A.	12/22/2026	6,213	3,019,020	497,937
					$41,632,023	$410,578

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

46

DIREXION DAILY MSFT BULL 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 13.4%
	Publishing Industries — 13.4%
277,589	Microsoft Corp.(a)	$113,195,242
	TOTAL COMMON STOCKS (Cost $120,178,246)	$113,195,242
	SHORT TERM INVESTMENTS — 93.1%
261,641,660	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$261,641,660
238,284,251	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	238,284,251
25,450,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(a)	25,450,000
263,555,994	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	263,555,994
	TOTAL SHORT TERM INVESTMENTS (Cost $788,931,905)	$788,931,905
	TOTAL INVESTMENTS (Cost $909,110,151) — 106.5%(b)	$902,127,147
	Liabilities in Excess of Other Assets — (6.5)%	(54,814,275)
	TOTAL NET ASSETS — 100.0%	$847,312,872

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $527,290,245.
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Microsoft Corp.	SOFR + 1.7400%	Goldman Sachs	12/10/2026	1,790,859	$760,664,055	$(36,571,749)
Total return of common shares of Microsoft Corp.	SOFR + 2.7500%	Bank of America Merrill Lynch	12/11/2026	1,624,864	628,095,410	29,833,390
Total return of common shares of Microsoft Corp.	SOFR + 2.8000%	Citibank N.A.	12/22/2026	334,211	144,447,354	(10,510,740)
Total return of common shares of Microsoft Corp.	SOFR + 3.0000%	Barclays	12/22/2026	128,210	62,171,593	(11,257,348)
					$1,595,378,412	$(28,506,447)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

47

DIREXION DAILY MU BEAR 1X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 110.9%
	Money Market Funds — 110.9%
22,386,219	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$22,386,219
2,026,888	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	2,026,888
550,002	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(a)	550,002
5,907,046	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	5,907,046
	TOTAL SHORT TERM INVESTMENTS (Cost $30,870,155)(b)	$30,870,155
	TOTAL INVESTMENTS (Cost $30,870,155) — 110.9%	$30,870,155
	Liabilities in Excess of Other Assets — (10.9)%	(3,039,017)
	TOTAL NET ASSETS — 100.0%	$27,831,138

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $14,664,860.
SHORT TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + 1.9000%	Total return of common shares of Micron Technology, Inc.	Goldman Sachs	12/10/2026	8,224	$3,976,293	$(272,340)
SOFR + 0.4500%	Total return of common shares of Micron Technology, Inc.	Nomura	12/10/2026	18,762	7,428,162	(2,211,930)
SOFR + (1.2500)%	Total return of common shares of Micron Technology, Inc.	Bank of America Merrill Lynch	12/11/2026	16,210	7,484,643	(879,549)
SOFR + (2.0000)%	Total return of common shares of Micron Technology, Inc.	Citibank N.A.	12/22/2026	6,894	3,147,810	(415,347)
SOFR + 2.1500%	Total return of common shares of Micron Technology, Inc.	Barclays	12/22/2026	3,726	1,899,330	(27,241)
					$23,936,238	$(3,806,407)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

48

DIREXION DAILY MU BULL 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 13.0%
	Computer and Electronic Product Manufacturing — 13.0%
356,202	Micron Technology, Inc.	$184,213,427
	TOTAL COMMON STOCKS (Cost $144,323,975)	$184,213,427
	SHORT TERM INVESTMENTS — 104.1%
787,848,962	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$787,848,962
162,475,030	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	162,475,030
135,460,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(a)	135,460,000
392,601,276	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	392,601,276
	TOTAL SHORT TERM INVESTMENTS (Cost $1,478,385,268)	$1,478,385,268
	TOTAL INVESTMENTS (Cost $1,622,709,243) — 117.1%(b)	$1,662,598,695
	Liabilities in Excess of Other Assets — (17.1)%	(243,088,485)
	TOTAL NET ASSETS — 100.0%	$1,419,510,210

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,025,518,214.
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Micron Technology, Inc.	SOFR + 3.2500%	BNP Paribas	12/04/2026	377,755	$195,359,776	$(2,482,383)
Total return of common shares of Micron Technology, Inc.	SOFR + 3.6900%	Goldman Sachs	12/10/2026	783,451	342,248,759	58,821,643
Total return of common shares of Micron Technology, Inc.	SOFR + 3.0000%	Nomura	12/10/2026	1,143,007	592,603,409	(1,595,440)
Total return of common shares of Micron Technology, Inc.	SOFR + 2.7500%	Bank of America Merrill Lynch	12/11/2026	1,233,011	637,663,969	(6,907,180)
Total return of common shares of Micron Technology, Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	740,538	383,939,331	(1,041,735)
Total return of common shares of Micron Technology, Inc.	SOFR + 2.9900%	Barclays	12/22/2026	855,538	381,567,983	58,609,577
					$2,533,383,227	$105,404,482

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

49

Direxion Daily NFLX Bear 1X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 97.0%
	Money Market Funds — 97.0%
2,874,551	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$2,874,551
649,350	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	649,350
420,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(a)	420,000
907,920	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	907,920
	TOTAL SHORT TERM INVESTMENTS (Cost $4,851,821)(b)	$4,851,821
	TOTAL INVESTMENTS (Cost $4,851,821) — 97.0%	$4,851,821
	Other Assets in Excess of Liabilities — 3.0%	148,532
	TOTAL NET ASSETS — 100.0%	$5,000,353

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,977,270.
Short Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
SOFR + 1.6500%	Total return of common shares of Netflix, Inc.	Goldman Sachs	12/10/2026	17,203	$1,669,480	$76,599
SOFR + (1.2500)%	Total return of common shares of Netflix, Inc.	Bank of America Merrill Lynch	12/11/2026	12,009	1,130,028	14,710
SOFR + (2.0000)%	Total return of common shares of Netflix, Inc.	Citibank N.A.	12/22/2026	11,497	1,090,791	19,655
SOFR + 2.1500%	Total return of common shares of Netflix, Inc.	Barclays	12/22/2026	12,708	1,198,989	30,075
					$5,089,288	$141,039

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

50

DIREXION DAILY NFLX BULL 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 15.1%
	Motion Picture and Sound Recording Industries — 15.1%
278,976	Netflix, Inc.(a)	$26,114,943
	TOTAL COMMON STOCKS (Cost $25,668,816)	$26,114,943
	SHORT TERM INVESTMENTS — 82.4%
41,493,592	Dreyfus Government Cash Management Institutional Shares, 3.53%(b)	$41,493,592
41,112,037	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(b)	41,112,037
18,740,008	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(b)	18,740,008
41,456,762	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(b)	41,456,762
	TOTAL SHORT TERM INVESTMENTS (Cost $142,802,399)	$142,802,399
	TOTAL INVESTMENTS (Cost $168,471,215) — 97.5%(c)	$168,917,342
	Other Assets in Excess of Liabilities — 2.5%	4,457,303
	TOTAL NET ASSETS — 100.0%	$173,374,645

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at April 30, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $120,589,628.
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
Total return of common shares of Netflix, Inc.	SOFR + 2.4200%	Goldman Sachs	12/10/2026	1,135,114	$105,090,140	$233,635
Total return of common shares of Netflix, Inc.	SOFR + 3.7500%	Nomura	12/10/2026	480,153	44,514,985	(861,321)
Total return of common shares of Netflix, Inc.	SOFR + 2.7500%	Bank of America Merrill Lynch	12/11/2026	962,720	85,759,596	3,262,418
Total return of common shares of Netflix, Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	172,651	15,654,236	326,479
Total return of common shares of Netflix, Inc.	SOFR + 2.9200%	Barclays	12/22/2026	674,600	55,817,519	6,566,241
					$306,836,476	$9,527,452

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

51

DIREXION DAILY NVDA BEAR 1X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 104.6%
	Money Market Funds — 104.6%
14,945,268	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$14,945,268
2,512,121	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	2,512,121
5,480,006	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(a)	5,480,006
759,017	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	759,017
	TOTAL SHORT TERM INVESTMENTS (Cost $23,696,412)(b)	$23,696,412
	TOTAL INVESTMENTS (Cost $23,696,412) — 104.6%	$23,696,412
	Liabilities in Excess of Other Assets — (4.6)%	(1,031,394)
	TOTAL NET ASSETS — 100.0%	$22,665,018

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,201,568.
Short Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + (0.7500)%	Total return of common shares of NVIDIA Corp.	BNP Paribas	12/04/2026	3,480	$638,162	$(48,739)
SOFR + 1.6500%	Total return of common shares of NVIDIA Corp.	Goldman Sachs	12/10/2026	25,910	4,935,095	(160,301)
SOFR + 1.0000%	Total return of common shares of NVIDIA Corp.	Bank of America Merrill Lynch	12/11/2026	4,699	849,291	(81,664)
SOFR + (2.0000)%	Total return of common shares of NVIDIA Corp.	Citibank N.A.	12/22/2026	13,728	2,671,200	(64,553)
SOFR + 2.1500%	Total return of common shares of NVIDIA Corp.	Barclays	12/22/2026	65,754	12,277,656	(728,094)
					$21,371,404	$(1,083,351)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

52

DIREXION DAILY NVDA BULL 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 10.1%
	Computer and Electronic Product Manufacturing — 10.1%
277,850	NVIDIA Corp.	$55,450,524
	TOTAL COMMON STOCKS (Cost $35,591,875)	$55,450,524
	SHORT TERM INVESTMENTS — 90.3%
272,515,118	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$272,515,118
26,768,139	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	26,768,139
64,191,564	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(a)	64,191,564
130,321,856	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	130,321,856
	TOTAL SHORT TERM INVESTMENTS (Cost $493,796,677)	$493,796,677
	TOTAL INVESTMENTS (Cost $529,388,552) — 100.4%(b)	$549,247,201
	Liabilities in Excess of Other Assets — (0.4)%	(2,137,084)
	TOTAL NET ASSETS — 100.0%	$547,110,117

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $416,445,148.
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of NVIDIA Corp.	SOFR + 2.9300%	Barclays	04/30/2026	1,022,599	$204,080,082	$(2,463,410)
Total return of common shares of NVIDIA Corp.	SOFR + 2.9000%	BNP Paribas	12/04/2026	985,272	178,663,216	14,854,854
Total return of common shares of NVIDIA Corp.	SOFR + 2.9600%	Goldman Sachs	12/10/2026	319,807	56,145,345	7,343,066
Total return of common shares of NVIDIA Corp.	SOFR + 3.7500%	Nomura	12/10/2026	1,100,000	202,158,000	11,505,048
Total return of common shares of NVIDIA Corp.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	291,122	52,759,962	4,205,724
Total return of common shares of NVIDIA Corp.	SOFR + 2.8000%	Citibank N.A.	12/22/2026	1,486,290	296,618,895	(4,679,226)
					$990,425,500	$30,766,056

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

53

DIREXION DAILY NYSE FANG+ BULL 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 40.5%
	Computer and Electronic Product Manufacturing — 21.5%
15,575	Alphabet, Inc.	$5,993,260
19,174	Apple, Inc.	5,202,865
15,169	Broadcom, Inc.	6,331,996
10,379	Micron Technology, Inc.	5,367,603
26,565	NVIDIA Corp.	5,301,577
		28,197,301
	General Merchandise Retailers — 4.6%
22,835	Amazon.com, Inc.(a)	6,052,645
	Motion Picture and Sound Recording Industries — 3.6%
50,605	Netflix, Inc.(a)	4,737,134
	Professional, Scientific, and Technical Services — 7.0%
7,784	Meta Platforms, Inc.	4,763,107
31,370	Palantir Technologies, Inc.(a)	4,363,881
		9,126,988
	Publishing Industries — 3.8%
12,232	Microsoft Corp.	4,987,965
	TOTAL COMMON STOCKS (Cost $49,292,020)	$53,102,033
	SHORT TERM INVESTMENTS — 60.8%
	Money Market Funds — 60.8%
55,205,020	Dreyfus Government Cash Management Institutional Shares, 3.53%(b)	$55,205,020
3,270,006	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(b)	3,270,006
21,362,058	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(b)	21,362,058
	TOTAL SHORT TERM INVESTMENTS (Cost $79,837,084)	$79,837,084
	TOTAL INVESTMENTS (Cost $129,129,104) — 101.3%(c)	$132,939,117
	Liabilities in Excess of Other Assets — (1.3)%	(1,692,339)
	TOTAL NET ASSETS — 100.0%	$ 131,246,778

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at April 30, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $46,003,328.
The accompanying notes are an integral part of these financial statements.

54

DIREXION DAILY NYSE FANG+ BULL 2X ETF
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of NYSE FANG+ Index	SOFR + 0.9000%	BNP Paribas	12/4/2026	369	$6,105,264	$(229,917)
Total return of NYSE FANG+ Index	SOFR + 0.9000%	Bank of America Merrill Lynch	12/11/2026	2,345	38,767,493	(1,407,964)
Total return of NYSE FANG+ Index	SOFR + 0.7500%	J.P. Morgan	12/16/2026	4,434	71,901,478	(378,720)
Total return of NYSE FANG+ Index	SOFR + 0.7500%	UBS Securities LLC	12/17/2026	3,723	57,953,718	1,809,485
Total return of NYSE FANG+ Index	SOFR + 0.8300%	Barclays	12/22/2026	2,042	32,369,089	259,328
					$ 207,097,042	$52,212

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

55

DIREXION DAILY ORCL BEAR 1X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 99.8%
	Money Market Funds — 99.8%
4,370,713	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$ 4,370,713
954,472	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	954,472
2,192,299	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	2,192,299
	TOTAL SHORT TERM INVESTMENTS (Cost $7,517,484)(b)	$ 7,517,484
	TOTAL INVESTMENTS (Cost $7,517,484) — 99.8%	$ 7,517,484
	Other Assets in Excess of Liabilities — 0.2%	17,663
	TOTAL NET ASSETS — 100.0%	$ 7,535,147

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,146,770.
SHORT TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
SOFR + 0.2500%	Total return of common shares of Oracle Corp.	Goldman Sachs	12/10/2026	15,945	$ 2,886,654	$327,870
SOFR + (0.5000)%	Total return of common shares of Oracle Corp.	Bank of America Merrill Lynch	12/11/2026	16,669	2,510,533	(178,552)
SOFR + (2.0000)%	Total return of common shares of Oracle Corp.	Citibank N.A.	12/22/2026	12,741	2,108,325	53,071
SOFR + 1.5000%	Total return of common shares of Oracle Corp.	Barclays	12/22/2026	1,334	266,684	54,911
					$ 7,772,196	$257,300

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

56

DIREXION DAILY ORCL BULL 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 6.5%
	Web Search Portals, Libraries, Archives, and Other Information Services — 6.5%
19,174	Oracle Corp.	$3,094,492
	TOTAL COMMON STOCKS (Cost $2,987,664)	$3,094,492
	SHORT TERM INVESTMENTS — 100.8%
8,017,617	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$8,017,617
14,024,640	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	14,024,640
640,130	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(a)	640,130
25,185,322	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	25,185,322
	TOTAL SHORT TERM INVESTMENTS (Cost $47,867,709)	$ 47,867,709
	TOTAL INVESTMENTS (Cost $50,855,373) — 107.3%(b)	$ 50,962,201
	Liabilities in Excess of Other Assets — (7.3)%	(3,464,056)
	TOTAL NET ASSETS — 100.0%	$ 47,498,145

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $39,850,092.
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Oracle Corp.	SOFR + 3.0000%	Goldman Sachs	12/10/2026	176,047	$ 30,952,173	$ (2,742,395)
Total return of common shares of Oracle Corp.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	282,361	44,967,546	305,483
Total return of common shares of Oracle Corp.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	96,862	13,870,113	1,607,277
Total return of common shares of Oracle Corp.	SOFR + 4.0000%	Barclays	12/22/2026	14,150	2,286,450	(33,719)
					$ 92,076,282	$(863,354)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

57

Direxion Daily PANW Bear 1X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 100.9%
	Money Market Funds — 100.9%
1,370,982	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$1,370,982
552,622	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	552,622
240,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(a)	240,000
209,495	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	209,495
	TOTAL SHORT TERM INVESTMENTS (Cost $2,373,099)(b)	$ 2,373,099
	TOTAL INVESTMENTS (Cost $2,373,099) — 100.9%	$2,373,099
	Liabilities in Excess of Other Assets — (0.9)%	(21,820)
	TOTAL NET ASSETS — 100.0%	$ 2,351,279

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,002,118.
Short Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
SOFR + 1.4000%	Total return of common shares of Palo Alto Networks, Inc.	Goldman Sachs	12/10/2026	6,536	$1,131,761	$(31,328)
SOFR + (1.2500)%	Total return of common shares of Palo Alto Networks, Inc.	Bank of America Merrill Lynch	12/11/2026	467	83,542	330
SOFR + (2.0000)%	Total return of common shares of Palo Alto Networks, Inc.	Citibank N.A.	12/22/2026	2,901	528,897	11,725
SOFR + 1.8600%	Total return of common shares of Palo Alto Networks, Inc.	Barclays	12/22/2026	3,208	569,410	3,600
					$ 2,313,610	$(15,673)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

58

Direxion Daily PANW Bull 2X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 13.8%
	Computer and Electronic Product Manufacturing — 13.8%
9,108	Palo Alto Networks, Inc.(a)	$1,633,247
	TOTAL COMMON STOCKS (Cost $1,615,458)	$1,633,247
	SHORT TERM INVESTMENTS — 94.0%
2,235,544	Dreyfus Government Cash Management Institutional Shares, 3.53%(b)	$2,235,544
2,666,311	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(b)	2,666,311
2,410,002	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(b)	2,410,002
3,847,152	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(b)	3,847,152
	TOTAL SHORT TERM INVESTMENTS (Cost $11,159,009)	$11,159,009
	TOTAL INVESTMENTS (Cost $12,774,467) — 107.8%(c)	$12,792,256
	Liabilities in Excess of Other Assets — (7.8)%	(916,251)
	TOTAL NET ASSETS — 100.0%	$11,876,005

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at April 30, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,923,465.
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Palo Alto Networks, Inc.	SOFR + 2.8700%	Goldman Sachs	12/10/2026	29,297	$4,854,718	$382,844
Total return of common shares of Palo Alto Networks, Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	27,864	4,996,572	(28,421)
Total return of common shares of Palo Alto Networks, Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	28,589	4,922,673	139,893
Total return of common shares of Palo Alto Networks, Inc.	SOFR + 2.3500%	Barclays	12/22/2026	37,600	7,086,546	(492,197)
					$21,860,509	$2,119

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

59

Direxion Daily PLTR Bear 1X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 89.4%
	Money Market Funds — 89.4%
16,671,453	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$16,671,453
9,349,201	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	9,349,201
1,410,004	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(a)	1,410,004
1,060,671	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	1,060,671
	TOTAL SHORT TERM INVESTMENTS (Cost $28,491,329)(b)	$28,491,329
	TOTAL INVESTMENTS (Cost $28,491,329) — 89.4%	$28,491,329
	Other Assets in Excess of Liabilities — 10.6%	3,361,048
	TOTAL NET ASSETS — 100.0%	$31,852,377

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,819,877.
Short Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
SOFR + 1.6500%	Total return of common shares of Palantir Technologies, Inc.	Goldman Sachs	12/10/2026	155,748	$22,542,102	$961,614
SOFR + (0.5000)%	Total return of common shares of Palantir Technologies, Inc.	Bank of America Merrill Lynch	12/11/2026	12,473	2,228,754	513,730
SOFR + (2.0000)%	Total return of common shares of Palantir Technologies, Inc.	Citibank N.A.	12/22/2026	7,551	1,460,213	418,554
SOFR + 2.1500%	Total return of common shares of Palantir Technologies, Inc.	Barclays	12/22/2026	53,201	8,144,849	791,573
					$34,375,918	$2,685,471

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

60

Direxion Daily PLTR Bull 2X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 21.0%
	Professional, Scientific, and Technical Services — 21.0%
733,941	Palantir Technologies, Inc.(a)	$ 102,098,533
	TOTAL COMMON STOCKS (Cost $111,909,255)	$ 102,098,533
	SHORT TERM INVESTMENTS — 96.6%
135,498,005	Dreyfus Government Cash Management Institutional Shares, 3.53%(b)	$135,498,005
38,882,085	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(b)	38,882,085
74,200,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(b)	74,200,000
221,623,552	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(b)	221,623,552
	TOTAL SHORT TERM INVESTMENTS (Cost $470,203,642)	$ 470,203,642
	TOTAL INVESTMENTS (Cost $582,112,897) — 117.6%(c)	$572,302,175
	Liabilities in Excess of Other Assets — (17.6)%	(85,353,194)
	TOTAL NET ASSETS — 100.0%	$ 486,948,981

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at April 30, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $404,198,059.
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Palantir Technologies, Inc.	SOFR + 3.2900%	Goldman Sachs	12/10/2026	662,954	$90,570,614	$912,814
Total return of common shares of Palantir Technologies, Inc.	SOFR + 3.7500%	Nomura	12/10/2026	628,619	118,123,796	(34,108,964)
Total return of common shares of Palantir Technologies, Inc.	SOFR + 2.8500%	Bank of America Merrill Lynch	12/11/2026	2,878,497	394,406,291	1,834,240
Total return of common shares of Palantir Technologies, Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	705,436	132,430,416	(37,542,092)
Total return of common shares of Palantir Technologies, Inc.	SOFR + 2.8900%	Barclays	12/22/2026	1,391,476	209,454,669	(17,391,567)
					$ 944,985,786	$(86,295,569)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

61

Direxion Daily PYPL Bull 2X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 8.8%
	Credit Intermediation and Related Activities — 8.8%
5,500	PayPal Holdings, Inc.	$275,770
	TOTAL COMMON STOCKS (Cost $243,204)	$275,770
	SHORT TERM INVESTMENTS — 87.9%
1,073,379	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$1,073,379
270,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	270,000
670,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(a)	670,000
749,039	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	749,039
	TOTAL SHORT TERM INVESTMENTS (Cost $2,762,418)	$2,762,418
	TOTAL INVESTMENTS (Cost $3,005,622) — 96.7%(c)	$3,038,188
	Other Assets in Excess of Liabilities — 3.3%	104,376
	TOTAL NET ASSETS — 100.0%	$3,142,564

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,129,127.
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of PayPal Holdings, Inc.	SOFR + 3.5000%	Nomura	12/10/2026	28,000	$1,249,347	$145,996
Total return of common shares of PayPal Holdings, Inc.	SOFR + 4.7500%	Citibank N.A.	12/22/2026	43,000	2,190,421	(34,911)
Total return of common shares of PayPal Holdings, Inc.	SOFR + 4.2500%	Barclays	12/22/2026	40,395	1,786,131	224,780
Total return of common shares of PayPal Holdings, Inc.	SOFR + 3.5000%	Goldman Sachs	5/18/2027	8,458	420,795	2,162
					$5,646,694	$338,027

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

62

Direxion Daily QCOM Bear 1X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 81.6%
	Money Market Funds — 81.6%
1,317,500	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$1,317,500
327,928	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	327,928
260,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(a)	260,000
489,370	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	489,370
	TOTAL SHORT TERM INVESTMENTS (Cost $2,394,798)(b)	$ 2,394,798
	TOTAL INVESTMENTS (Cost $2,394,798) — 81.6%	$2,394,798
	Other Assets in Excess of Liabilities — 18.4%	538,972
	TOTAL NET ASSETS — 100.0%	$ 2,933,770

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,077,298.
Short Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR + 0.0000%	Total return of common shares of Qualcomm Inc.	Goldman Sachs	12/10/2026	4,126	$719,092	$(16,137)
SOFR + 0.0000%	Total return of common shares of Qualcomm Inc.	Bank of America Merrill Lynch	12/11/2026	2,010	364,353	6,875
SOFR + (2.0000)%	Total return of common shares of Qualcomm Inc.	Citibank N.A.	12/22/2026	3,531	482,067	(153,290)
SOFR + 1.5000%	Total return of common shares of Qualcomm Inc.	Barclays	12/22/2026	6,670	1,051,106	(140,224)
					$ 2,616,618	$(302,776)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

63

Direxion Daily QCOM Bull 2X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 9.2%
	Computer and Electronic Product Manufacturing — 9.2%
10,114	Qualcomm Inc.	$1,816,272
	TOTAL COMMON STOCKS (Cost $1,552,508)	$1,816,272
	SHORT TERM INVESTMENTS — 79.8%
4,462,519	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$4,462,519
1,090,190	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	1,090,190
160,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(a)	160,000
9,995,932	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	9,995,932
	TOTAL SHORT TERM INVESTMENTS (Cost $15,708,641)	$15,708,641
	TOTAL INVESTMENTS (Cost $17,261,149) — 89.0%(b)	$17,524,913
	Other Assets in Excess of Liabilities — 11.0%	2,148,417
	TOTAL NET ASSETS — 100.0%	$19,673,330

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,246,122.
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Qualcomm Inc.	SOFR + 3.0000%	Goldman Sachs	12/10/2026	11,807	$2,078,032	$(1,902)
Total return of common shares of Qualcomm Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	70,893	10,995,088	1,707,189
Total return of common shares of Qualcomm Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	122,183	21,941,624	(81,068)
Total return of common shares of Qualcomm Inc.	SOFR + 3.0000%	Barclays	12/22/2026	4,103	529,153	203,232
					$35,543,897	$1,827,451

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

64

DIREXION DAILY ROBOTICS, ARTIFICIAL INTELLIGENCE & AUTOMATION INDEX BULL 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 42.9%
359,146	Global X Robotics & Artificial Intelligence ETF(a)	$13,809,163
	TOTAL INVESTMENT COMPANIES (Cost $10,904,483)	$13,809,163
	SHORT TERM INVESTMENTS — 53.9%
	Money Market Funds — 53.9%
8,909,710	Dreyfus Government Cash Management Institutional Shares, 3.53%(b)	$8,909,710
4,089,302	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(b)	4,089,302
4,374,021	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(b)	4,374,021
	TOTAL SHORT TERM INVESTMENTS (Cost $17,373,033)	$17,373,033
	TOTAL INVESTMENTS (Cost $28,277,516) — 96.8%(c)	$31,182,196
	Other Assets in Excess of Liabilities — 3.2%	1,039,684
	TOTAL NET ASSETS — 100.0%	$32,221,880

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at April 30, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $14,664,927.
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	SOFR + 0.6500%	J.P. Morgan	12/16/2026	374,094	$13,595,620	$654,381
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	SOFR + 0.8900%	UBS Securities LLC	12/17/2026	125,489	4,392,115	379,278
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	SOFR + 0.8500%	Citibank N.A.	12/22/2026	221,907	8,082,771	357,706
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	SOFR + 0.7500%	Barclays	12/22/2026	595,420	21,323,267	1,420,822
					$47,393,773	$2,812,187

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

65

DIREXION DAILY S&P 500® BEAR 1X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 104.6%
	Money Market Funds — 104.6%
196,110,975	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$196,110,975
33,907,654	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(a)	33,907,654
	TOTAL SHORT TERM INVESTMENTS (Cost $230,018,629)(b)	$ 230,018,629
	TOTAL INVESTMENTS (Cost $230,018,629) — 104.6%	$230,018,629
	Liabilities in Excess of Other Assets — (4.6)%	(10,092,591)
	TOTAL NET ASSETS — 100.0%	$ 219,926,038

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $49,142,526.
Short Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + 0.4000%	Total return of S&P 500® Index	UBS Securities LLC	12/17/2026	9,516	$61,765,812	$(6,618,363)
SOFR + 0.4800%	Total return of S&P 500® Index	Barclays	12/22/2026	20,991	145,748,969	(4,386,128)
					$ 207,514,781	$(11,004,491)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

66

DIREXION DAILY S&P 500® BULL 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 91.1%
	Accommodation — 0.4%
1,421	Airbnb, Inc. Class A(a)	$199,453
770	Hilton Worldwide Holdings, Inc.	249,534
2,147	Host Hotels & Resorts, Inc.	45,366
1,015	Las Vegas Sands Corp.	55,429
738	Marriott International, Inc. Class C	266,927
645	MGM Resorts International(a)	25,116
283	Wynn Resorts Ltd.(b)	30,312
		872,137
	Administrative and Support Services — 2.1%
288	Allegion PLC ADR (Ireland)	39,594
1,551	Amcor PLC ADR (United Kingdom)(b)	59,000
306	Ameriprise Financial, Inc.	145,286
1,351	Automatic Data Processing, Inc.	286,331
2,731	Booking Holdings, Inc.	459,791
392	Broadridge Financial Solutions, Inc.	60,360
235	Corpay, Inc.(a)	72,021
404	Equifax, Inc.	70,272
123	FactSet Research System, Inc.	27,992
236	Gartner, Inc.(a)	35,044
993	Iron Mountain, Inc.	125,108
530	Live Nation Entertainment, Inc.(a)(b)	83,708
516	Moody’s Corp.	238,315
1,043	Paramount Skydance Corp.(b)	10,680
703	Qnity Electronics, Inc.	98,884
984	Rollins, Inc.	54,838
844	Royal Caribbean Cruises Ltd. ADR (Liberia)	222,614
6,908	Uber Technologies, Inc.(a)	515,406
5,642	Visa, Inc. Class A	1,860,957
1,246	Waste Management, Inc.	289,757
		4,755,958
	Air Transportation — 0.1%
2,181	Delta Air Lines, Inc.	148,286
1,648	Southwest Airlines Co.(b)	62,492
1,086	United Continental Holdings, Inc.(a)	97,740
		308,518
	Ambulatory Health Care Services — 0.1%
113	DaVita, Inc.(a)	17,531
279	Labcorp Holdings, Inc.	71,647
369	Quest Diagnostics, Inc.	71,660
3,865	Viatris, Inc.	57,743
		218,581
	Amusement, Gambling, and Recreation Industries — 0.3%
5,946	The Walt Disney Co.	616,897

The accompanying notes are an integral part of these financial statements.

67

DIREXION DAILY S&P 500® BULL 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Apparel Manufacturing — 0.1%
1,140	Cintas Corp.	$199,170
477	Deckers Outdoor Corp.(a)	48,749
131	Ralph Lauren Corp.	46,982
		294,901
	Beverage and Tobacco Product Manufacturing — 1.1%
5,636	Altria Group, Inc.	409,455
472	Constellation Brands, Inc. Class A	73,906
4,560	Keurig Dr Pepper, Inc.	134,064
568	Molson Coors Brewing Co. Class B	24,276
2,394	Monster Beverage Corp.(a)	184,505
4,587	PepsiCo, Inc.	726,994
5,225	Philip Morris International, Inc.	862,491
		2,415,691
	Broadcasting and Content Providers — 0.3%
288	Charter Communications, Inc.(a)(b)	47,569
12,043	Comcast Corp. Class A	325,643
673	FOX Corp. Class A	42,729
475	FOX Corp. Class B	27,084
223	TKO Group Holdings, Inc.	41,498
8,318	Warner Bros Discovery, Inc.(a)	225,002
		709,525
	Building Material and Garden Equipment and Supplies Dealers — 0.7%
1,882	Lowe’s Companies, Inc.	449,403
3,342	The Home Depot, Inc.	1,098,850
1,774	Tractor Supply Co.	62,267
		1,610,520
	Chemical Manufacturing — 5.0%
5,932	AbbVie, Inc.	1,253,550
747	Air Products & Chemicals, Inc.	224,137
395	Albemarle Corp.	77,697
1,808	Amgen, Inc.	626,020
493	Biogen, Inc.(a)	93,315
525	Bio-Techne Corp.	29,043
6,835	Bristol-Myers Squibb Co.	414,133
524	CF Industries Holdings, Inc.	65,081
794	Church & Dwight Co., Inc.	77,066
405	Clorox Co.	39,058
2,705	Colgate-Palmolive Co.	230,899
1,373	DuPont de Nemours, Inc.	62,691
855	Ecolab, Inc.	222,813
2,659	Eli Lilly & Co.	2,485,101
4,163	Gilead Sciences, Inc.	544,687
561	Incyte Corp.(a)	53,446

The accompanying notes are an integral part of these financial statements.

68

DIREXION DAILY S&P 500® BULL 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Chemical Manufacturing — (Continued)
1,905	IntercontinentalExchange, Inc.	$301,161
860	International Flavors & Fragrances, Inc.	60,372
6,432	Kenvue, Inc.	112,753
1,114	Kimberly-Clark Corp.	109,651
1,568	Linde PLC ADR (Ireland)	785,788
864	LyondellBasell Industries N.V. Class A ADR (Netherlands) ADR	64,454
8,332	Merck & Co., Inc.	909,688
1,066	Mosaic Co.	24,806
19,083	Pfizer, Inc.	509,516
753	PPG Industries, Inc.	81,701
7,801	Procter & Gamble Co.	1,147,449
339	Regeneron Pharmaceuticals, Inc.	239,693
852	Vertex Pharmaceuticals, Inc.(a)	364,128
1,417	Zoetis, Inc.	162,912
		11,372,809
	Clothing, Clothing Accessories, Shoe, and Jewelry Retailers — 0.4%
358	Lululemon Athletica, Inc.(a)	49,297
1,087	Ross Stores, Inc.	247,608
3,726	TJX Companies, Inc.	584,050
		880,955
	Computer and Electronic Product Manufacturing — 31.2%
5,472	Advanced Micro Devices, Inc.(a)	1,939,769
950	Agilent Technologies, Inc.	109,772
19,540	Alphabet, Inc.	7,518,992
15,695	Alphabet, Inc. Class C	5,994,548
772	AMETEK, Inc.	181,806
4,127	Amphenol Corp. Class A	607,783
1,641	Analog Devices, Inc.	660,109
49,275	Apple, Inc.	13,370,771
2,664	Applied Materials, Inc.	1,050,921
3,466	Arista Networks, Inc.(a)	598,613
15,914	Broadcom, Inc.	6,642,981
13,261	Cisco Systems, Inc.	1,213,381
2,112	Danaher Corp.	377,942
998	Dell Technologies, Inc.	208,532
451	EchoStar Corp.(a)(b)	55,536
359	First Solar, Inc.(a)	72,479
2,121	Fortinet, Inc.(a)	178,822
1,052	Fortive Corp.	62,899
1,529	GE HealthCare Technologies, Inc.	93,024
3,082	HP, Inc.	64,291
15,759	Intel Corp.(a)	1,488,910
3,137	International Business Machines Corp.	724,584
355	Jabil Circuit, Inc.	119,809

The accompanying notes are an integral part of these financial statements.

69

DIREXION DAILY S&P 500® BULL 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Computer and Electronic Product Manufacturing — (Continued)
576	Keysight Technologies, Inc.(a)	$201,548
626	L3Harris Technologies, Inc.	200,664
4,191	Lam Research Corp.	1,080,691
240	Lumentum Holdings, Inc.(a)	216,557
1,817	Microchip Technology, Inc.	168,817
3,777	Micron Technology, Inc.	1,953,313
163	Monolithic Power Systems, Inc.	263,149
556	Motorola Solutions, Inc.	244,101
665	NetApp, Inc.	73,662
448	Northrop Grumman Corp.	259,607
81,559	NVIDIA Corp.	16,276,730
844	NXP Semiconductors NV ADR (Netherlands)	247,790
1,323	ON Semiconductor Corp.(a)	133,372
1,304	Otis Worldwide Corp.	101,556
2,712	Palto Alto Networks, Inc.(a)	486,316
3,581	Qualcomm, Inc.	643,076
380	Revvity, Inc.(b)	32,916
357	Roper Technologies, Inc.	126,667
4,505	RTX Corp.	793,195
495	Sandisk Corp.(a)	542,772
731	Seagate Technology Holdings PLC ADR (Ireland)	492,431
505	Skyworks Solutions, Inc.(b)	35,436
1,689	Super Micro Computer, Inc.(a)	46,279
158	Teledyne Technologies, Inc.(a)	102,044
527	Teradyne, Inc.	181,009
3,046	Texas Instruments, Inc.	856,170
1,261	Thermo Fisher Scientific, Inc.	603,969
799	Trimble, Inc.(a)	53,789
835	Veralto Corp.	73,647
1,284	Vertiv Holdings Co.	421,781
329	Waters Corp.(a)	101,737
1,138	Western Digital Corp.	494,484
165	Zebra Technologies Corp. Class A(a)	37,333
		70,882,882
	Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services — 0.1%
629	Coherent Corp.(a)	201,097
1,806	Fiserv, Inc.(a)	113,146
		314,243
	Construction of Buildings — 0.1%
904	D.R. Horton, Inc.	139,090
724	Lennar Corp. Class A	65,377
9	NVR, Inc.(a)	56,843
645	PulteGroup, Inc.	78,922
		340,232

The accompanying notes are an integral part of these financial statements.

70

DIREXION DAILY S&P 500® BULL 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Couriers and Messengers — 0.2%
726	FedEx Corp.	$292,803
2,481	United Parcel Service, Inc. Class B	269,933
		562,736
	Credit Intermediation and Related Activities — 4.5%
1,797	American Express Co.	580,521
22,270	Bank of America Corp.	1,190,554
2,309	Bank of New York Mellon Corp.	310,260
2,097	Capital One Financial Corp.	401,156
5,865	Citigroup, Inc.	750,603
1,426	Citizens Financial Group, Inc.	92,761
748	Coinbase Global, Inc.(a)	140,452
1,738	Fidelity National Information Services, Inc.	80,869
3,020	Fifth Third Bancorp	153,295
799	Global Payments, Inc.	57,496
6,812	Huntington Bancshares, Inc.	114,169
9,048	JPMorgan Chase & Co.	2,834,105
3,145	KeyCorp	69,536
509	M&T Bank Corp.	111,283
2,734	MasterCard, Inc. Class A	1,374,983
625	Northern Trust Corp.	103,963
1,355	PNC Financial Services Group, Inc.	302,165
2,913	Regions Financial Corp.	83,166
936	State Street Corp.	143,058
1,167	Synchrony Financial	88,925
4,237	Truist Financial Corp.	218,206
5,216	U.S. Bancorp	295,539
10,381	Wells Fargo & Co.	853,630
		10,350,695
	Electrical Equipment, Appliance, and Component Manufacturing — 0.3%
378	A.O. Smith Corp.(b)	23,376
264	Axon Enterprise, Inc.(a)	106,065
1,887	Emerson Electric Co.	265,010
197	Generac Holdings, Inc.(a)	51,068
376	Rockwell Automation, Inc.	153,750
		599,269
	Fabricated Metal Product Manufacturing — 0.2%
899	Ball Corp.	54,911
768	Nucor Corp.	173,023
549	Pentair PLC ADR (Ireland)	44,310
174	Snap-on, Inc.	66,711
520	Stanley Black & Decker, Inc.	40,643
		379,598

The accompanying notes are an integral part of these financial statements.

71

DIREXION DAILY S&P 500® BULL 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Food and Beverage Retailers — 0.1%
1,954	Kroger Co.	$133,009
	Food Manufacturing — 0.8%
1,613	Archer-Daniels-Midland Co.	120,233
12,994	Coca-Cola Co.	1,023,407
1,790	General Mills, Inc.	63,205
979	Hormel Foods Corp.	21,019
851	McCormick & Co, Inc.	43,265
4,302	Mondelez International, Inc.	264,315
660	The Campbell’s Company(b)	13,721
497	The Hershey Co.	92,313
358	The J.M. Smucker Co.	35,095
2,860	The Kraft Heinz Co.	64,808
946	Tyson Foods, Inc. Class A	60,610
		1,801,991
	Food Services and Drinking Places — 0.8%
126	Casey’s General Stores, Inc.	103,591
4,371	Chipotle Mexican Grill, Inc.(a)	148,570
387	Darden Restaurants, Inc.	77,617
1,255	DoorDash, Inc.(a)	211,656
2,391	McDonald’s Corp.	701,974
3,823	Starbucks Corp.	402,676
932	Yum! Brands, Inc.	148,794
		1,794,878
	Funds, Trusts, and Other Financial Vehicles — 0.1%
549	Garmin Ltd. ADR (Switzerland)	137,876
734	T. Rowe Price Group, Inc.	75,514
		213,390
	Furniture, Home Furnishings, Electronics, and Appliance Retailers — 0.0%(†)
654	Best Buy Co., Inc.	39,560
	Gasoline Stations and Fuel Dealers — 0.5%
6,292	Chevron Corp.	1,216,306
	General Merchandise Retailers — 5.6%
32,788	Amazon.com, Inc.(a)	8,690,787
1,489	Costco Wholesale Corp.	1,510,635
738	Dollar General Corp.	85,520
620	Dollar Tree, Inc.(a)	60,208
1,516	eBay, Inc.	156,876
1,520	Target Corp.	197,220
14,712	Walmart, Inc.	1,940,954
401	Williams-Sonoma, Inc.	72,665
		12,714,865

The accompanying notes are an integral part of these financial statements.

72

DIREXION DAILY S&P 500® BULL 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Health and Personal Care Retailers — 0.2%
4,270	CVS Health Corp.	$355,648
149	Ulta Beauty, Inc.(a)	80,085
		435,733
	Hospitals — 0.1%
525	HCA Healthcare, Inc.	228,086
186	Universal Health Services, Inc. Class B	31,298
		259,384
	Insurance Carriers and Related Activities — 3.4%
1,566	Aflac, Inc.	178,007
873	Allstate Corp.	189,668
1,800	American International Group, Inc.	134,640
1,201	Arch Capital Group Ltd. ADR(a)	113,446
863	Arthur J. Gallagher & Co.	178,123
167	Assurant, Inc.	39,457
6,156	Berkshire Hathaway, Inc. Class B(a)	2,915,482
982	Brown & Brown, Inc.	59,067
1,568	Centene Corp.(a)	84,186
1,221	Chubb Limited ADR (Switzerland)	399,267
885	Cigna Corp.	257,163
524	Cincinnati Financial Corp.	85,726
741	Elevance Health, Inc.	278,927
86	Erie Indemnity Co. Class A	18,828
137	Everest Re Group Ltd. ADR	48,876
267	Globe Life, Inc.	41,198
404	Humana, Inc.	95,522
567	Loews Corp.	63,850
1,624	Marsh & McLennan Companies, Inc.	272,361
1,848	MetLife, Inc.	148,025
664	Principal Financial Group, Inc.	67,004
1,967	Progressive Corp.	395,918
1,168	Prudential Financial, Inc.	114,593
936	The Hartford Insurance Group, Inc.	128,054
725	Travelers Companies, Inc.	221,227
3,040	UnitedHealth Group, Inc.	1,126,259
1,001	W.R. Berkley Corp.	66,897
319	Willis Towers Watson PLC ADR (Ireland)	81,728
		7,803,499
	Leather and Allied Product Manufacturing — 0.1%
3,999	NIKE, Inc. Class B	177,396
679	Tapestry, Inc.	98,482
		275,878

The accompanying notes are an integral part of these financial statements.

73

DIREXION DAILY S&P 500® BULL 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Machinery Manufacturing — 2.1%
3,316	Baker Hughes Co.	$231,026
2,636	Carrier Global Corp.	177,060
1,561	Caterpillar, Inc.	1,389,462
463	Cummins, Inc.	310,678
846	Deere & Co.	499,030
3,520	GE Aerospace	1,020,553
251	IDEX Corp.	54,680
1,194	Ingersoll Rand, Inc.	95,353
69	Mettler-Toledo International, Inc.(a)	88,086
178	Nordson Corp.	51,344
424	Parker Hannifin Corp.	385,594
744	Trane Technologies PLC ADR (Ireland)	366,450
817	Xylem, Inc.	96,537
		4,765,853
	Management of Companies and Enterprises — 0.4%
5,837	Abbott Laboratories	529,941
721	Aon PLC ADR (United Kingdom)	224,699
454	Bunge Global SA ADR (Switzerland)	57,690
1,528	Norwegian Cruise Line Holdings Ltd. ADR(a)	27,779
1,753	Smurfit WestRock PLC ADR (Ireland)	67,298
		907,407
	Merchant Wholesalers, Durable Goods — 0.9%
371	Builders FirstSource, Inc.(a)	29,342
2,990	Copart, Inc.(a)	98,999
3,854	Fastenal Co.	173,160
466	Genuine Parts Co.	49,969
335	Henry Schein, Inc.(a)	24,988
179	Hubbell, Inc.	90,963
132	Huntington Ingalls Industries, Inc.	48,086
2,054	Johnson Controls International PLC ADR (Ireland)	299,946
440	KLA-Tencor Corp.	770,154
108	Lennox International, Inc.	57,768
110	Pool Corp.	23,465
984	TE Connectivity PLC ADR (Ireland)	208,274
146	W.W. Grainger, Inc.	169,557
		2,044,671
	Merchant Wholesalers, Nondurable Goods — 0.6%
573	Brown Forman Corp. Class B	14,766
790	Cardinal Health, Inc.	152,375
653	Cencora, Inc.	201,130
1,605	ConAgra Brands, Inc.	23,032
104	Domino’s Pizza, Inc.	35,300
880	Illinois Tool Works, Inc.	227,049
412	McKesson Corp.	335,862

The accompanying notes are an integral part of these financial statements.

74

DIREXION DAILY S&P 500® BULL 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Merchant Wholesalers, Nondurable Goods — (Continued)
1,607	Sysco Corp.	$120,059
773	The Sherwin Williams Co.	248,605
		1,358,178
	Mining (except Oil and Gas) — 0.4%
4,824	Freeport-McMoRan Copper & Gold, Inc.	278,731
203	Martin Marietta Materials, Inc.	125,671
3,663	Newmont Corp.	406,923
442	Vulcan Materials Co.	133,369
		944,694
	Miscellaneous Manufacturing — 2.1%
1,767	3M Co.	258,901
225	Align Technology, Inc.(a)	39,602
1,727	Baxter International, Inc.(b)	30,361
956	Becton, Dickinson & Co.	142,482
4,977	Boston Scientific Corp.(a)	286,725
1,292	DexCom, Inc.(a)	76,939
452	Dover Corp.	102,337
1,948	Edwards Lifesciences Corp.(a)	162,658
830	Estee Lauder Companies, Inc. Class A	63,669
448	Hasbro, Inc.	42,936
236	Insulet Corp.(a)	40,625
1,192	Intuitive Surgical, Inc.(a)	545,471
8,088	Johnson & Johnson	1,859,027
4,302	Medtronic PLC ADR (Ireland)	348,333
488	ResMed, Inc.	104,339
495	Solventum Corp.(a)	33,343
329	Steris PLC ADR (Ireland)	71,354
1,157	Stryker Corp.	364,606
584	Textron, Inc.	56,041
658	The Cooper Companys, Inc.(a)	41,388
665	Zimmer Biomet Holdings, Inc.	54,816
		4,725,953
	Motion Picture and Sound Recording Industries — 0.6%
14,171	Netflix, Inc.(a)	1,326,547
	Motor Vehicle and Parts Dealers — 0.3%
55	AutoZone, Inc.(a)	203,722
474	Carvana Co.(a)	187,609
2,826	O’Reilly Automotive, Inc.(a)	280,904
		672,235
	National Security and International Affairs — 0.0%(†)
429	Leidos Holdings, Inc.	64,015
	Nonmetallic Mineral Product Manufacturing — 0.2%
2,621	Corning, Inc.	430,473

The accompanying notes are an integral part of these financial statements.

75

DIREXION DAILY S&P 500® BULL 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Oil and Gas Extraction — 1.4%
1,190	APA Corp.	$48,469
2,547	Coterra Energy, Inc.	91,463
2,082	Devon Energy Corp.	106,952
625	Diamondback Energy, Inc.	128,519
1,821	EOG Resources, Inc.	255,978
2,095	EQT Corp.	125,868
799	Expand Energy Corp.	81,618
14,026	Exxon Mobil Corp.	2,164,632
2,414	Occidental Petroleum Corp.	146,240
		3,149,739
	Paper Manufacturing — 0.0%(†)
300	Packaging Corp of America	64,035
	Performing Arts, Spectator Sports, and Related Industries — 0.1%
756	Electronic Arts, Inc.	152,992
	Petroleum and Coal Products Manufacturing — 0.6%
4,112	ConocoPhillips	517,207
990	Marathon Petroleum Corp.	245,807
1,352	Phillips 66	242,211
1,024	Valero Energy Corp.	258,642
		1,263,867
	Pipeline Transportation — 0.2%
721	Targa Resources Corp.	187,518
4,098	Williams Companies, Inc.	312,718
		500,236
	Plastics and Rubber Products Manufacturing — 0.1%
259	Avery Dennison Corp.	42,458
241	West Pharmaceutical Services, Inc.	71,719
		114,177
	Primary Metal Manufacturing — 0.2%
1,346	Howmet Aerospace, Inc.	327,132
461	Steel Dynamics, Inc.	105,412
		432,544
	Professional, Scientific, and Technical Services — 4.3%
2,065	Accenture PLC Class A ADR (Ireland)	369,036
910	AppLovin Corp.(a)	406,178
437	CDW Corp.	59,830
165	Charles River Laboratories International, Inc.(a)	27,550
473	Ciena Corp.(a)	249,545
1,605	Cognizant Technology Solutions Corp. Class A	84,904
1,303	Eaton Corporation PLC ADR (Ireland)	564,212
186	EPAM Systems, Inc.(a)	21,163
712	Extra Space Storage, Inc.	102,051

The accompanying notes are an integral part of these financial statements.

76

DIREXION DAILY S&P 500® BULL 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Professional, Scientific, and Technical Services — (Continued)
189	F5 Networks, Inc.(a)	$61,217
454	GoDaddy, Inc.(a)	39,403
269	IDEXX Laboratories, Inc.(a)	150,855
1,773	International Paper Co.	53,935
570	IQVIA Holdings, Inc.(a)	90,271
243	Jack Henry & Associates, Inc.	37,361
394	Jacobs Solutions, Inc.	50,988
7,342	Meta Platforms, Inc.	4,492,643
1,167	Moderna, Inc.(a)	53,612
1,055	Omnicom Group, Inc.(b)	80,940
5,691	Oracle Corp.	918,470
7,667	Palantir Technologies, Inc.(a)	1,066,556
1,084	Paychex, Inc.	100,411
399	PTC, Inc.(a)	54,384
3,511	ServiceNow, Inc.(a)	310,056
584	Take-Two Interactive Software, Inc.(a)	124,836
1,479	The Trade Desk, Inc.(a)	34,890
277	VeriSign, Inc.	74,419
469	Verisk Analytics, Inc. Class A	86,526
714	Workday, Inc.(a)	87,394
		9,853,636
	Publishing Industries — 5.8%
1,377	Adobe, Inc.(a)	338,880
483	Akamai Technologies, Inc.(a)	49,739
712	Autodesk, Inc.(a)	168,744
1,837	Block, Inc.(a)	129,527
913	Cadence Design Systems, Inc.(a)	300,916
846	CrowdStrike Holdings, Inc.(a)	377,105
1,101	Datadog, Inc.(a)	145,541
79	Fair Isaac Corp.(a)	80,975
1,850	Gen Digital, Inc.	35,687
4,460	Hewlett Packard Enterprise Co.	128,314
934	Intuit, Inc.	362,859
24,923	Microsoft Corp.	10,163,101
1,242	News Corp. Class A(b)	32,689
411	News Corp. Class B	12,527
3,145	Salesforce, Inc.	555,187
642	Synopsys, Inc.(a)	309,829
144	Tyler Technologies, Inc.(a)	49,124
		13,240,744
	Rail Transportation — 0.4%
6,242	CSX Corp.	283,574
1,991	Union Pacific Corp.	536,535
		820,109

The accompanying notes are an integral part of these financial statements.

77

DIREXION DAILY S&P 500® BULL 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Real Estate — 1.4%
524	Alexandria Real Estate Equities, Inc.	$21,227
1,572	American Tower Corp.	287,220
475	AvalonBay Communities, Inc.	86,925
495	BXP, Inc.	28,938
347	Camden Property Trust	36,442
975	CBRE Group, Inc. Class A(a)	139,162
1,462	Crown Castle, Inc.	129,796
1,084	Digital Realty Trust, Inc.	217,819
1,155	Equity Residential	75,514
215	Essex Property Trust, Inc.	56,590
263	Federal Realty Investment Trust	29,167
2,332	Healthpeak Properties, Inc.(b)	37,708
1,892	Invitation Homes, Inc.	54,433
2,262	Kimco Realty Corp.	53,474
392	Mid-America Apartment Communities, Inc.	50,638
3,120	Prologis, Inc.	443,102
530	Public Storage	160,298
3,087	Realty Income Corp.	198,309
553	Regency Centers Corp.	43,051
1,091	Simon Property Group, Inc.	222,248
1,008	UDR, Inc.	36,631
1,595	Ventas, Inc.	140,137
3,666	VICI Properties, Inc.	107,047
2,343	Welltower, Inc.	509,228
2,419	Weyerhaeuser Co.	59,314
		3,224,418
	Rental and Leasing Services — 0.1%
211	United Rentals, Inc.	202,526
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 2.5%
1,558	Apollo Global Management, Inc.(b)	200,546
691	Ares Management Corp.	81,123
484	Blackrock, Inc.	515,750
351	Cboe Global Markets, Inc.	105,332
5,606	Charles Schwab Corp.	513,734
1,210	CME Group, Inc.	348,262
2,250	CRH PLC ADR (Ireland)	266,445
2,409	Dow, Inc.	97,541
1,030	Franklin Resources, Inc.	30,869
1,006	Goldman Sachs Group, Inc.	929,313
1,494	Interactive Brokers Group, Inc. Class A	118,773
1,490	Invesco Ltd. ADR	39,053
2,304	KKR & Co., Inc.	240,399
4,039	Morgan Stanley	769,793
247	MSCI, Inc. Class A	146,078

The accompanying notes are an integral part of these financial statements.

78

DIREXION DAILY S&P 500® BULL 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — (Continued)
1,507	NASDAQ OMX Group, Inc.	$138,508
589	Raymond James Financial, Inc.	93,251
2,652	Robinhood Markets, Inc.(a)	193,304
1,027	S&P Global, Inc.	442,873
2,512	The Blackstone Group, Inc.	315,457
		5,586,404
	Specialty Trade Contractors — 0.3%
118	Comfort Systems USA, Inc.	217,149
150	EMCOR Group, Inc.	133,751
501	Quanta Services, Inc.	364,613
		715,513
	Support Activities for Agriculture and Forestry — 0.1%
2,257	Corteva, Inc.	182,840
	Support Activities for Mining — 0.2%
2,811	Halliburton Co.	118,905
5,019	SLB Ltd. ADR	285,481
		404,386
	Support Activities for Transportation — 0.2%
398	C.H. Robinson Worldwide, Inc.	72,360
392	Expedia, Inc.	97,361
450	Expeditors International of Washington, Inc.	66,551
251	J.B. Hunt Transport Services, Inc.	63,134
754	Norfolk Southern Corp.	238,136
		537,542
	Telecommunications — 1.0%
23,496	AT&T, Inc.	613,950
329	Equinix, Inc.	356,251
3,089	PayPal Holdings, Inc.	154,882
357	SBA Communications Corp.	78,968
1,591	T-Mobile US, Inc.	311,041
14,154	Verizon Communications, Inc.	679,817
		2,194,909
	Transportation Equipment Manufacturing — 2.8%
714	Aptiv PLC ADR(a)	43,026
2,635	Boeing Co.(a)	603,494
13,152	Ford Motor Co.	158,876
852	General Dynamics Corp.	293,344
3,035	General Motors Co.	233,361
2,131	Honeywell International, Inc.	456,737
679	Lockheed Martin Corp.	351,702
1,763	Paccar, Inc.	209,444
9,439	Tesla, Inc.(a)	3,602,206

The accompanying notes are an integral part of these financial statements.

79

DIREXION DAILY S&P 500® BULL 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Transportation Equipment Manufacturing — (Continued)
189	TransDigm Group, Inc.	$219,236
572	Wabtec Corp.	154,377
		6,325,803
	Truck Transportation — 0.1%
618	Old Dominion Freight Line, Inc.	131,282
	Utilities — 2.8%
2,390	AES Corp.	34,535
863	Alliant Energy Corp.	63,370
929	Ameren Corp.	105,581
1,814	American Electric Power Co., Inc.	248,718
655	American Water Works Co., Inc.	84,115
555	Atmos Energy Corp.	105,439
2,191	CenterPoint Energy, Inc.	95,637
1,028	CMS Energy Corp.	78,889
1,211	Consolidated Edison, Inc.	135,014
1,047	Constellation Energy Corp.	327,711
2,866	Dominion Energy, Inc.	184,857
698	DTE Energy Co.	105,880
2,610	Duke Energy Corp.	338,125
1,292	Edison International	89,781
1,517	Entergy Corp.	178,869
772	Evergy, Inc.	63,952
1,258	Eversource Energy	88,941
3,433	Exelon Corp.	157,884
1,745	FirstEnergy Corp.	82,922
906	GE Vernova, Inc.	981,615
6,572	Kinder Morgan, Inc.	216,022
6,990	NextEra Energy, Inc.	684,181
1,606	NiSource, Inc.	77,538
713	NRG Energy, Inc.	110,929
2,112	ONEOK, Inc.	195,276
7,377	PG&E Corp.	122,606
402	Pinnacle West Capital Corp.	41,695
2,483	PPL Corp.	92,964
1,675	Public Service Enterprise Group, Inc.	136,780
2,190	Sempra Energy	208,313
3,696	Southern Co.	357,403
194	Texas Pacific Land Corp.(b)	86,072
1,069	Vistra Corp.	168,731
1,092	WEC Energy Group, Inc.(b)	128,790
1,985	Xcel Energy, Inc.	164,656
		6,343,791
	Waste Management and Remediation Services — 0.1%
676	Republic Services, Inc.	141,433

The accompanying notes are an integral part of these financial statements.

80

DIREXION DAILY S&P 500® BULL 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Water Transportation — 0.0%(†)
3,860	Carnival Corp. ADR (Panama)	$102,329
	Web Search Portals, Libraries, Archives, and Other Information Services — 0.0%
1,422	CoStar Group, Inc.(a)	49,215
	Wood Product Manufacturing — 0.0%(†)
683	Masco Corp.	49,053
	TOTAL COMMON STOCKS (Cost $148,451,458)	$207,198,189
	SHORT TERM INVESTMENTS — 7.9%
	Money Market Funds — 7.9%
17,584,954	Dreyfus Government Cash Management Institutional Shares, 3.53%(c)(d)	$17,584,954
12,217	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(c)	12,217
468,622	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(c)	468,622
	TOTAL SHORT TERM INVESTMENTS (Cost $18,065,793)	$18,065,793
	TOTAL INVESTMENTS (Cost $166,517,251) — 99.0%(e)	$225,263,982
	Other Assets in Excess of Liabilities — 1.0%	2,250,910
	TOTAL NET ASSETS — 100.0%	$227,514,892

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(†)	Less than 0.005%.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $130,622,575.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

81

DIREXION DAILY S&P 500® BULL 2X ETF
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Index	SOFR + 0.7000%	Goldman Sachs	12/10/2026	21,771	$147,058,695	$8,922,139
Total return of S&P 500® Index	SOFR + 0.7400%	UBS Securities LLC	12/17/2026	9,961	66,931,695	4,091,220
Total return of S&P 500® Index	SOFR + 0.7000%	Citibank N.A.	12/22/2026	2,646	18,084,086	774,356
					$232,074,476	$13,787,715

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

82

DIREXION DAILY S&P OIL & GAS EXP. & PROD. BEAR 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 107.3%
	Money Market Funds — 107.3%
65,459,327	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$65,459,327
15,560,663	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	15,560,663
53,365,189	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	53,365,189
	TOTAL SHORT TERM INVESTMENTS (Cost $134,385,179)(b)	$134,385,179
	TOTAL INVESTMENTS (Cost $134,385,179) — 107.3%	$134,385,179
	Liabilities in Excess of Other Assets — (7.3)%	(9,140,146)
	TOTAL NET ASSETS — 100.0%	$125,245,033

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $72,645,771.
SHORT TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + 0.6300%	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Goldman Sachs	12/10/2026	9,418	$61,083,031	$(3,576,540)
SOFR + 0.7500%	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Bank of America Merrill Lynch	12/11/2026	11,330	74,060,433	(3,492,682)
SOFR + 0.5800%	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	J.P. Morgan	12/16/2026	4,078	27,785,645	(144,947)
SOFR + 0.3000%	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	UBS Securities LLC	12/17/2026	1,523	7,866,127	(2,571,983)
SOFR + 0.4700%	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Citibank N.A.	12/22/2026	10,107	61,404,026	(7,849,760)
					$232,199,262	$(17,635,912)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

83

DIREXION DAILY S&P OIL & GAS EXP. & PROD. BULL 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 71.9%
	Chemical Manufacturing — 0.2%
271,464	Gevo, Inc.(a)	$518,496
	Funds, Trusts, and Other Financial Vehicles — 1.8%
175,579	Magnolia Oil & Gas Corp.	5,309,509
	Gasoline Stations and Fuel Dealers — 3.2%
26,613	Chevron Corp.	5,144,559
97,180	Delek US Holdings, Inc.	4,527,616
		9,672,175
	Merchant Wholesalers, Durable Goods — 0.3%
16,983	REX American Resources Corp.(a)	823,676
	Merchant Wholesalers, Nondurable Goods — 3.0%
90,515	HF Sinclair Corp.	6,083,513
103,579	World Kinect Corp.(b)	2,793,526
		8,877,039
	Oil and Gas Extraction — 42.2%
128,664	Antero Resources Corp.(a)	5,051,349
154,810	APA Corp.	6,305,411
51,814	BKV Corp.(a)	1,633,696
71,064	California Resources Corp.	4,850,829
40,897	Chord Energy Corp.	5,954,603
134,561	Clean Energy Fuels Corp.(a)	309,490
125,223	CNX Resources Corp.(a)	4,872,427
137,076	Comstock Resources, Inc.(a)(b)	2,387,864
162,810	Coterra Energy, Inc.	5,846,507
421,656	Crescent Energy Co.	5,671,273
112,524	Devon Energy Corp.	5,780,358
28,895	Diamondback Energy, Inc.	5,941,679
38,518	EOG Resources, Inc.	5,414,475
79,963	EQT Corp.	4,804,177
47,008	Expand Energy Corp.	4,801,867
33,673	Exxon Mobil Corp.	5,196,754
91,932	Green Plains, Inc.(a)(b)	1,597,778
986,058	Kosmos Energy Ltd.(a)	3,037,059
90,755	Matador Resources Co.	5,757,497
150,120	Murphy Oil Corp.	6,269,011
166,707	Northern Oil and Gas, Inc.(b)	4,527,762
91,833	Occidental Petroleum Corp.	5,563,243
74,945	Par Pacific Holdings, Inc.(a)(b)	4,921,638
121,671	Range Resources Corp.	5,292,689
34,205	SandRidge Energy, Inc.	531,888
199,146	SM Energy Co.(b)	6,179,500
84,925	VAALCO Energy, Inc.(b)	557,957
116,504	Viper Energy, Inc.	5,752,968
46,170	Vitesse Energy, Inc.(b)	866,149
		125,677,898

The accompanying notes are an integral part of these financial statements.

84

DIREXION DAILY S&P OIL & GAS EXP. & PROD. BULL 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Petroleum and Coal Products Manufacturing — 10.8%
96,681	Calumet, Inc.(a)	$3,163,402
43,614	ConocoPhillips	5,485,769
45,675	CVR Energy, Inc.	1,513,669
22,511	Marathon Petroleum Corp.	5,589,256
121,555	PBF Energy, Inc. Class A	5,270,625
30,113	Phillips 66	5,394,744
22,091	Valero Energy Corp.	5,579,745
		31,997,210
	Printing and Related Support Activities — 1.9%
263,776	Permian Resources Corp.	5,702,837
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 0.5%
109,033	Sable Offshore Corp.(a)(b)	1,564,624
	Support Activities for Mining — 4.7%
26,074	Gulfport Energy Corp.(a)	5,020,288
92,700	Ovintiv, Inc.	5,705,685
204,047	Talos Energy, Inc.(a)	3,248,428
		13,974,401
	Utilities — 3.3%
9,725	Texas Pacific Land Corp.	4,314,691
409,637	Venture Global, Inc.	5,435,883
		9,750,574
	TOTAL COMMON STOCKS (Cost $168,731,323)	$213,868,439
	SHORT TERM INVESTMENTS — 28.8%
	Money Market Funds — 28.8%
65,377,259	Dreyfus Government Cash Management Institutional Shares, 3.53%(c)(d)	$65,377,259
26,016	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(c)	26,016
20,256,347	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(c)	20,256,347
	TOTAL SHORT TERM INVESTMENTS (Cost $85,659,622)	$85,659,622
	TOTAL INVESTMENTS (Cost $254,390,945) — 100.7%(e)	$299,528,061
	Liabilities in Excess of Other Assets — (0.7)%	(1,967,107)
	TOTAL NET ASSETS — 100.0%	$297,560,954

The accompanying notes are an integral part of these financial statements.

85

DIREXION DAILY S&P OIL & GAS EXP. & PROD. BULL 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $166,461,842.
ADR - American Depository Receipt
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	SOFR + 0.7500%	BNP Paribas	12/4/2026	4,000	$20,974,880	$6,322,688
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	SOFR + 0.8400%	Goldman Sachs	12/10/2026	8,413	44,588,461	12,871,856
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	SOFR + 0.8500%	Bank of America Merrill Lynch	12/11/2026	8,676	45,049,800	14,209,707
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	SOFR + 0.8200%	J.P. Morgan	12/15/2026	10,358	68,377,871	2,712,816
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	SOFR + 0.7300%	UBS Securities LLC	12/17/2026	12,040	60,373,737	21,944,849
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	SOFR + 0.7100%	Citibank N.A.	12/22/2026	12,000	61,619,182	20,451,826
					$300,983,931	$78,513,742

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

86

DIREXION DAILY SEMICONDUCTORS TOP 5 BEAR 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 124.2%
	Money Market Funds — 124.2%
888,843	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$888,843
240,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(a)	240,000
236,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	236,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,364,843)(b)	$1,364,843
	TOTAL INVESTMENTS (Cost $1,364,843) — 124.2%	$1,364,843
	Liabilities in Excess of Other Assets — (24.2)%	(265,710)
	TOTAL NET ASSETS — 100.0%	$1,099,133

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $579,972.
SHORT TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + 0.0500%	Total return of NYSE Semiconductor Top 5 Equal Weight Index	BNP Paribas	12/4/2026	149	$251,816	$(72,683)
SOFR + 0.7800%	Total return of NYSE Semiconductor Top 5 Equal Weight Index	Bank of America Merrill Lynch	12/11/2026	386	765,241	(72,177)
SOFR + 0.7000%	Total return of NYSE Semiconductor Top 5 Equal Weight Index	Barclays	12/22/2026	473	916,468	(112,765)
					$1,933,525	$(257,625)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

87

DIREXION DAILY SEMICONDUCTORS TOP 5 BULL 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 18.9%
	Computer and Electronic Product Manufacturing — 15.4%
803	Broadcom, Inc.	$335,196
607	Micron Technology, Inc.	313,916
1,435	NVIDIA Corp.	286,383
765	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	302,986
		1,238,481
	Machinery Manufacturing — 3.5%
192	ASML Holding NV ADR (Netherlands) ADR	276,286
	TOTAL COMMON STOCKS (Cost $1,280,301)	$1,514,767
	SHORT TERM INVESTMENTS — 78.9%
	Money Market Funds — 78.9%
4,265,927	Dreyfus Government Cash Management Institutional Shares, 3.53%(b)	$4,265,927
290,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(b)	290,000
30,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(b)	30,000
1,769,212	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(b)	1,769,212
	TOTAL SHORT TERM INVESTMENTS (Cost $6,355,139)	$6,355,139
	TOTAL INVESTMENTS (Cost $7,635,440) — 97.8%(c)	$7,869,906
	Other Assets in Excess of Liabilities — 2.3%	180,162
	TOTAL NET ASSETS — 100.0%	$8,050,068

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at April 30, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,733,083.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

88

DIREXION DAILY SEMICONDUCTORS TOP 5 BULL 2X ETF
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of NYSE Semiconductor Top 5 Equal Weight Index	SOFR + 0.8000%	BNP Paribas	12/4/2026	2,530	$4,708,368	$758,479
Total return of NYSE Semiconductor Top 5 Equal Weight Index	SOFR + 0.9800%	Bank of America Merrill Lynch	12/11/2026	2,795	5,616,306	456,758
Total return of NYSE Semiconductor Top 5 Equal Weight Index	SOFR + 1.0000%	Barclays	12/22/2026	957	1,713,461	353,046
Total return of NYSE Semiconductor Top 5 Equal Weight Index	SOFR + 0.9500%	Goldman Sachs	5/25/2027	403	888,724	(9,478)
					$12,926,859	$1,558,805

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

89

DIREXION DAILY SHOP BULL 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 11.6%
	Data Processing, Hosting, and Related Services — 11.6%
9,021	Shopify Inc.(a)	$1,092,714
	TOTAL COMMON STOCKS (Cost $1,093,537)	$1,092,714
	SHORT TERM INVESTMENTS — 105.0%
2,532,463	Dreyfus Government Cash Management Institutional Shares, 3.53%(b)	$2,532,463
2,454,013	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(b)	2,454,013
1,510,001	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(b)	1,510,001
3,408,700	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(b)	3,408,700
	TOTAL SHORT TERM INVESTMENTS (Cost $9,905,177)	$9,905,177
	TOTAL INVESTMENTS (Cost $10,998,714) — 116.6%(c)	$10,997,891
	Liabilities in Excess of Other Assets — (16.6)%	(1,565,626)
	TOTAL NET ASSETS — 100.0%	$9,432,265

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at April 30, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,572,713.
ADR - American Depository Receipt
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Shopify Inc.	SOFR + 3.0000%	Goldman Sachs	12/10/2026	34,248	$4,664,451	$(561,160)
Total return of common shares of Shopify Inc.	SOFR + 5.0000%	Nomura	12/10/2026	9,955	1,676,621	(527,698)
Total return of common shares of Shopify Inc.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	24,265	2,781,401	125,885
Total return of common shares of Shopify Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	45,946	5,305,147	171,624
Total return of common shares of Shopify Inc.	SOFR + 3.0000%	Barclays	12/22/2026	32,305	3,975,385	(83,606)
					$18,403,005	$(874,955)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

90

DIREXION DAILY SOFI BULL 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 17.1%
	Credit Intermediation and Related Activities — 17.1%
41,158	SoFi Technologies, Inc.(a)	$662,644
	TOTAL COMMON STOCKS (Cost $706,594)	$662,644
	SHORT TERM INVESTMENTS — 77.4%
616,437	Dreyfus Government Cash Management Institutional Shares, 3.53%(b)	$616,437
1,036,042	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(b)	1,036,042
940,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(b)	940,000
410,086	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(b)	410,086
	TOTAL SHORT TERM INVESTMENTS (Cost $3,002,565)	$3,002,565
	TOTAL INVESTMENTS (Cost $3,709,159) — 94.5%(c)	$3,665,209
	Other Assets in Excess of Liabilities — 5.5%	214,795
	TOTAL NET ASSETS — 100.0%	$3,880,004

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at April 30, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,386,127.
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of common shares of SoFi Technologies, Inc.	SOFR + 4.2500%	Bank of America Merrill Lynch	12/11/2026	50,574	$855,940	$(47,518)
Total return of common shares of SoFi Technologies, Inc.	SOFR + 4.2500%	Barclays	12/22/2026	297,015	4,859,083	(108,910)
Total return of common shares of SoFi Technologies, Inc.	SOFR + 4.0000%	Goldman Sachs	3/11/2027	93,269	1,710,985	(219,703)
					$7,426,008	$(376,131)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

91

DIREXION DAILY TECHNOLOGY TOP 5 BEAR 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 113.4%
	Money Market Funds — 113.4%
1,340,279	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$1,340,279
550,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(a)	550,000
961,363	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	961,363
	TOTAL SHORT TERM INVESTMENTS (Cost $2,851,642)(b)	$ 2,851,642
	TOTAL INVESTMENTS (Cost $2,851,642) — 113.4%	$2,851,642
	Liabilities in Excess of Other Assets — (13.4)%	(337,161)
	TOTAL NET ASSETS — 100.0%	$ 2,514,481

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,511,363.
SHORT TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + 0.6000%	Total return of S&P 500® Information Technology (Sector) Top 5 Equal Capped Index	Bank of America Merrill Lynch	12/11/2026	145	$1,337,436	$(297,025)
SOFR + 0.6500%	Total return of S&P 500® Information Technology (Sector) Top 5 Equal Capped Index	Citibank N.A.	12/22/2026	99	1,111,076	(1,385)
SOFR + 0.5500%	Total return of S&P 500® Information Technology (Sector) Top 5 Equal Capped Index	Barclays	12/22/2026	201	2,209,257	(34,948)
					$ 4,657,769	$(333,358)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

92

Direxion Daily Technology Top 5 Bull 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 26.7%
	Computer and Electronic Product Manufacturing — 21.9%
692	Apple, Inc.	$187,774
529	Broadcom, Inc.	220,821
431	Micron Technology, Inc.	222,896
971	NVIDIA Corp.	193,782
		825,273
	Publishing Industries — 4.8%
446	Microsoft Corp.	181,870
	TOTAL COMMON STOCKS (Cost $941,669)	$ 1,007,143
	SHORT TERM INVESTMENTS — 72.7%
	Money Market Funds — 72.7%
1,438,834	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$1,438,834
90,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(a)	90,000
1,217,799	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	1,217,799
	TOTAL SHORT TERM INVESTMENTS (Cost $2,746,633)	$ 2,746,633
	TOTAL INVESTMENTS (Cost $3,688,302) — 99.4%(b)	$3,753,776
	Other Assets in Excess of Liabilities — 0.6%	21,835
	TOTAL NET ASSETS — 100.0%	$3,775,611

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,798,824.
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Information Technology (Sector) Top 5 Equal Capped Index	SOFR + 0.8000%	Bank of America Merrill Lynch	12/11/2026	291	$2,903,564	$368,275
Total return of S&P 500® Information Technology (Sector) Top 5 Equal Capped Index	SOFR + 0.9000%	Citibank N.A.	12/22/2026	139	1,528,053	30,600
Total return of S&P 500® Information Technology (Sector) Top 5 Equal Capped Index	SOFR + 0.8500%	Barclays	12/22/2026	149	1,623,595	40,285
					$ 6,055,212	$439,160

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

93

Direxion Daily TSLA Bear 1X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 102.2%
	Money Market Funds — 102.2%
52,736,003	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$52,736,003
8,672,052	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	8,672,052
7,540,002	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(a)	7,540,002
8,948,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	8,948,000
	TOTAL SHORT TERM INVESTMENTS (Cost $77,896,057)(b)	$ 77,896,057
	TOTAL INVESTMENTS (Cost $77,896,057) — 102.2%	$77,896,057
	Liabilities in Excess of Other Assets — (2.2)%	(1,668,404)
	TOTAL NET ASSETS — 100.0%	$ 76,227,653

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $29,033,282.
Short Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
SOFR + (0.5000)%	Total return of common shares of Tesla, Inc.	BNP Paribas	12/04/2026	20,693	$8,294,810	$460,245
SOFR + 1.9000%	Total return of common shares of Tesla, Inc.	Goldman Sachs	12/10/2026	58,138	24,523,655	2,632,732
SOFR + 1.0000%	Total return of common shares of Tesla, Inc.	Bank of America Merrill Lynch	12/11/2026	33,528	13,434,970	769,322
SOFR + (2.0000)%	Total return of common shares of Tesla, Inc.	Citibank N.A.	12/22/2026	29,761	11,974,710	649,574
SOFR + 2.6500%	Total return of common shares of Tesla, Inc.	Barclays	12/22/2026	57,623	23,954,143	2,291,723
					$ 82,182,288	$6,803,596

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

94

Direxion Daily TSLA Bull 2X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 12.7%
	Transportation Equipment Manufacturing — 12.7%
1,679,200	Tesla, Inc.(a)	$640,833,096
	TOTAL COMMON STOCKS (Cost $593,144,637)	$640,833,096
	SHORT TERM INVESTMENTS — 109.9%
1,158,101,764	Dreyfus Government Cash Management Institutional Shares, 3.53%(b)	$1,158,101,764
1,316,603,825	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(b)	1,316,603,825
117,870,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(b)	117,870,000
1,765,661,422	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(b)	1,765,661,422
1,170,000,000	JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Shares, 3.54%(b)	1,170,000,000
	TOTAL SHORT TERM INVESTMENTS (Cost $5,528,237,011)	$5,528,237,011
	TOTAL INVESTMENTS (Cost $6,121,381,648) — 122.6%(c)	$6,169,070,107
	Liabilities in Excess of Other Assets — (22.6)%	(1,140,125,191)
	TOTAL NET ASSETS — 100.0%	$5,028,944,916

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at April 30, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,130,975,505.
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of common shares of Tesla, Inc.	SOFR + 3.5000%	BNP Paribas	12/04/2026	3,535,956	$1,432,451,115	$(102,634,344)
Total return of common shares of Tesla, Inc.	SOFR + 3.7400%	Goldman Sachs	12/10/2026	3,113,543	1,244,825,036	(69,636,883)
Total return of common shares of Tesla, Inc.	SOFR + 3.7500%	Nomura	12/10/2026	2,919,189	1,252,165,728	(166,415,405)
Total return of common shares of Tesla, Inc.	SOFR + 3.7500%	Bank of America Merrill Lynch	12/11/2026	3,637,295	1,457,267,228	(91,281,508)
Total return of common shares of Tesla, Inc.	SOFR + 3.7000%	J.P. Morgan	12/16/2026	3,998,652	1,900,599,282	(427,446,746)
Total return of common shares of Tesla, Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	3,942,510	1,581,698,091	(96,880,984)
Total return of common shares of Tesla, Inc.	SOFR + 3.5000%	Barclays	12/22/2026	3,528,609	1,417,804,907	(87,736,780)
					$10,286,811,387	$(1,042,032,650)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

95

DIREXION DAILY TSM BEAR 1X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 112.6%
	Money Market Funds — 112.6%
2,220,582	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$2,220,582
275,987	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	275,987
503,518	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	503,518
	TOTAL SHORT TERM INVESTMENTS (Cost $3,000,087)(b)	$3,000,087
	TOTAL INVESTMENTS (Cost $3,000,087) — 112.6%	$3,000,087
	Liabilities in Excess of Other Assets — (12.6)%	(336,400)
	TOTAL NET ASSETS — 100.0%	$2,663,687

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,419,530.
SHORT TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + (0.7500)%	Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	BNP Paribas	12/4/2026	2,128	$664,677	$(174,483)
SOFR + 1.9000%	Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	Goldman Sachs	12/10/2026	1,572	584,326	(36,756)
SOFR + (0.5000)%	Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	Bank of America Merrill Lynch	12/11/2026	1,692	625,698	(42,908)
SOFR + (2.0000)%	Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	Citibank N.A.	12/22/2026	1,333	442,214	(84,957)
					$2,316,915	$(339,104)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

96

DIREXION DAILY TSM BULL 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 10.0%
	Computer and Electronic Product Manufacturing — 10.0%
135,481	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	$53,658,605
	TOTAL COMMON STOCKS (Cost $43,252,162)	$53,658,605
	SHORT TERM INVESTMENTS — 96.3%
229,188,813	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$229,188,813
121,957,433	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	121,957,433
167,572,897	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	167,572,897
	TOTAL SHORT TERM INVESTMENTS (Cost $518,719,143)	$518,719,143
	TOTAL INVESTMENTS (Cost $561,971,305) — 106.3%(b)	$572,377,748
	Liabilities in Excess of Other Assets — (6.3)%	(33,790,253)
	TOTAL NET ASSETS — 100.0%	$538,587,495

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $408,991,778.
ADR - American Depository Receipt
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	SOFR + 3.5000%	BNP Paribas	12/04/2026	218,646	$68,337,908	$16,925,683
Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	SOFR + 3.7500%	Goldman Sachs	12/10/2026	774,198	277,549,594	27,352,340
Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	SOFR + 3.5000%	Nomura	12/10-/026	485,000	168,990,592	20,498,917
Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	SOFR + 3.5000%	Bank of America Merrill Lynch	12/11/2026	679,774	267,721,601	1,455,793
Total return of common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	426,581	168,000,395	916,203
					$950,600,090	$67,148,936

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

97

DIREXION DAILY TXN BULL 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 5.8%
	Computer and Electronic Product Manufacturing — 5.8%
1,275	Texas Instruments, Inc.	$358,377
	TOTAL COMMON STOCKS (Cost $279,668)	$358,377
	SHORT TERM INVESTMENTS — 96.7%
1,984,703	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$1,984,703
1,620,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	1,620,000
360,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(a)	360,000
2,029,886	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	2,029,886
	TOTAL SHORT TERM INVESTMENTS (Cost $5,994,589)	$5,994,589
	TOTAL INVESTMENTS (Cost $6,274,257) — 102.5%(b)	$6,352,966
	Liabilities in Excess of Other Assets — (2.5)%	(154,689)
	TOTAL NET ASSETS — 100.0%	$6,198,277

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,009,886.
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Texas Instruments, Inc.	SOFR + 3.0000%	Goldman Sachs	12/10/2026	18,243	$4,932,520	$194,377
Total return of common shares of Texas Instruments, Inc.	SOFR + 3.5000%	Bank of America Merrill Lynch	12/11/2026	12,921	3,478,592	152,553
Total return of common shares of Texas Instruments, Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	7,844	1,557,589	636,595
Total return of common shares of Texas Instruments, Inc.	SOFR + 4.2500%	Barclays	12/22/2026	3,821	1,074,007	(5,057)
					$11,042,708	$978,468

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

98

DIREXION DAILY UNH BULL 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 4.6%
	Insurance Carriers and Related Activities — 4.6%
700	UnitedHealth Group, Inc.	$259,336
	TOTAL COMMON STOCKS (Cost $190,602)	$259,336
	SHORT TERM INVESTMENTS — 95.9%
3,143,218	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$3,143,218
1,580,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	1,580,000
665,771	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	665,771
	TOTAL SHORT TERM INVESTMENTS (Cost $5,388,989)	$5,388,989
	TOTAL INVESTMENTS (Cost $5,579,591) — 100.5%(b)	$5,648,325
	Liabilities in Excess of Other Assets — (0.5)%	(26,659)
	TOTAL NET ASSETS — 100.0%	$5,621,666

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,095,897.
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of UnitedHealth Group, Inc.	SOFR + 3.0000%	Goldman Sachs	12/10/2026	11,738	$4,351,769	$(3,879)
Total return of common shares of UnitedHealth Group, Inc.	SOFR + 3.2500%	Nomura	12/10/2026	12,547	4,365,700	275,682
Total return of common shares of UnitedHealth Group, Inc.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	5,363	1,461,447	514,456
					$10,178,916	$786,259

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

99

DIREXION DAILY URANIUM INDUSTRY BULL 2X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 53.0%
64,546	VanEck Uranium and Nuclear ETF(a)(b)	$9,421,780
267,037	Global X Uranium ETF(a)	15,066,227
66,692	Sprott Uranium Miners ETF(a)	4,571,737
		19,637,964
	TOTAL INVESTMENT COMPANIES (Cost $25,183,960)	$29,059,744
	SHORT TERM INVESTMENTS — 41.5%
	Money Market Funds — 41.5%
9,747,255	Dreyfus Government Cash Management Institutional Shares, 3.53%(c)(d)	$9,747,255
5,902,643	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(c)	5,902,643
2,900,001	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(c)	2,900,001
4,198,233	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(c)	4,198,233
	TOTAL SHORT TERM INVESTMENTS (Cost $22,748,132)	$22,748,132
	TOTAL INVESTMENTS (Cost $47,932,091) — 94.5%(e)	$51,807,876
	Other Assets in Excess of Liabilities — 5.5%	3,011,145
	TOTAL NET ASSETS — 100.0%	$54,819,021

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $22,047,184.
The accompanying notes are an integral part of these financial statements.

100

DIREXION DAILY URANIUM INDUSTRY BULL 2X ETF
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Solactive United States Uranium and Nuclear Energy ETF Select Index	SOFR + 0.9500%	BNP Paribas	12/42026	1,373	$7,888,149	$1,690,043
Total return of Solactive United States Uranium and Nuclear Energy ETF Select Index	SOFR + 0.7000%	Goldman Sachs	12/10/2026	2,501	14,914,965	2,837,540
Total return of Solactive United States Uranium and Nuclear Energy ETF Select Index	SOFR + 0.8500%	Bank of America Merrill Lynch	12/11/2026	2,926	19,566,127	822,465
Total return of Solactive United States Uranium and Nuclear Energy ETF Select Index	SOFR + 0.9000%	UBS Securities LLC	12/17/2026	2,505	15,249,417	2,460,560
Total return of Solactive United States Uranium and Nuclear Energy ETF Select Index	SOFR + 0.9000%	Barclays	12/22/2026	2,207	13,187,937	2,303,514
					$70,806,595	$10,114,122

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

101

DIREXION DAILY XOM BULL 2X SHARES
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 16.8%
	Oil and Gas Extraction — 16.8%
8,636	Exxon Mobil Corp.(a)	$1,332,794
	TOTAL COMMON STOCKS (Cost $1,093,333)	$1,332,794
	SHORT TERM INVESTMENTS — 86.6%
1,895,178	Dreyfus Government Cash Management Institutional Shares, 3.53%(b)	$1,895,178
2,569,383	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(b)	2,569,383
1,520,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(b)	1,520,000
886,817	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(b)	886,817
	TOTAL SHORT TERM INVESTMENTS (Cost $6,871,378)	$6,871,378
	TOTAL INVESTMENTS (Cost $7,964,711) — 103.4%(c)	$8,204,172
	Liabilities in Excess of Other Assets — (3.4)%	(267,858)
	TOTAL NET ASSETS — 100.0%	$7,936,314

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at April 30, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,976,200.
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of common shares of Exxon Mobil Corp.	SOFR + 1.9200%	Goldman Sachs	12/10/2026	46,044	$7,372,119	$(297,692)
Total return of common shares of Exxon Mobil Corp.	SOFR + 3.0000%	Bank of America Merrill Lynch	12/11/2026	11,136	1,574,630	129,826
Total return of common shares of Exxon Mobil Corp.	SOFR + 3.7500%	Citibank N.A.	12/22/2026	3,418	421,235	100,352
Total return of common shares of Exxon Mobil Corp.	SOFR + 2.6100%	Barclays	12/22/2026	33,616	5,199,387	(12,336)
					$14,567,371	$(79,850)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

102

DIREXION SHARES ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)

	Direxion Daily AAPL Bear 1X ETF	Direxion Daily AAPL Bull 2X ETF	Direxion Daily ADBE Bull 2X ETF	Direxion Daily AI and Big Data Bear 2X ETF
ASSETS:
Investments, at fair value (Note 2)	$16,310,222	$196,969,812	$3,711,883	$5,632,962
Receivable for Fund shares sold	2,611,560	8,568,301	—	324,603
Dividend and interest receivable	59,411	455,857	8,608	18,798
Due from broker for swap contracts	—	—	—	721
Unrealized appreciation on swap contracts	85,209	5,517,144	213,293	—
Prepaid expenses and other assets	3,994	2,186	—	6,793
Total assets	19,070,396	211,513,300	3,933,784	5,983,877
LIABILITIES:
Unrealized depreciation on swap contracts	306,451	922,588	—	1,430,081
Due to Adviser, net (Note 6)	13,025	67,396	252	1,424
Due to broker for swap contracts	130,052	5,151,000	70,000	843
Accrued expenses and other liabilities	13,488	58,935	2,609	7,207
Total liabilities	463,016	6,199,919	72,861	1,439,555
NET ASSETS	$18,607,380	$205,313,381	$3,860,923	$4,544,322
Net Assets Consist of:
Capital stock	$35,378,130	$107,883,295	$3,689,818	$7,451,897
Total distributable earnings (loss)	(16,770,750)	97,430,086	171,105	(2,907,575)
Net assets	$18,607,380	$205,313,381	$3,860,923	$4,544,322
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$18,607,380	$205,313,381	$3,860,923	$4,544,322
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,425,001	6,475,001	150,001	700,001
Net assets value, redemption price and offering price per share	$13.06	$31.71	$25.74	$6.49
Cost of Investments	$16,310,222	$196,229,108	$3,704,301	$5,632,962

The accompanying notes are an integral part of these financial statements.

103

DIREXION SHARES ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)(Continued)

	Direxion Daily AI and Big Data Bull 2X ETF	Direxion Daily AMD Bear 1X ETF	Direxion Daily AMD Bull 2X ETF	Direxion Daily AMZN Bear 1X ETF
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$27,136,489	$25,345,030	$68,640,072	$19,013,517
Cash	585	—	—	—
Receivable for Fund shares sold	—	2,095,738	—	1,721,333
Receivable for investments sold	2,888,730	—	1,772,368	—
Dividend and interest receivable	16,418	48,032	113,892	38,162
Due from broker for swap contracts	54	—	29,348,866	—
Unrealized appreciation on swap contracts	2,576,687	—	10,062,528	—
Prepaid expenses and other assets	8,284	3,523	2,944	3,352
Total assets	32,627,247	27,492,323	109,940,670	20,776,364
LIABILITIES:
Collateral for securities loaned (Note 2)	212,934	—	—	—
Payable for Fund shares redeemed	—	986,230	3,090,506	4,518,498
Payable for investments purchased	2,889,874	—	—	—
Unrealized depreciation on swap contracts	—	3,726,606	848,178	1,017,344
Due to Adviser, net (Note 6)	14,719	9,488	18,555	7,522
Due to broker for swap contracts	2,410,000	447,702	31,797,559	593,820
Accrued expenses and other liabilities	12,338	9,025	14,112	8,304
Total liabilities	5,539,865	5,179,051	35,768,910	6,145,488
NET ASSETS	$27,087,382	$22,313,272	$74,171,760	$14,630,876
Net Assets Consist of:
Capital stock	$20,759,434	$36,479,435	$21,550,469	$20,205,818
Total distributable earnings (loss)	6,327,948	(14,166,163)	52,621,291	(5,574,942)
Net assets	$27,087,382	$22,313,272	$74,171,760	$14,630,876
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$27,087,382	$22,313,272	$74,171,760	$14,630,876
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	500,001	4,525,001	600,001	1,700,001
Net assets value, redemption price and offering price per share	$54.17	$4.93	$123.62	$8.61
Cost of Investments	$22,926,012	$25,345,030	$65,711,997	$19,013,517
*Value of securities loaned	$391,478	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

104

DIREXION SHARES ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)(Continued)

	Direxion Daily AMZN Bull 2X ETF	Direxion Daily ASML Bull 2X ETF	Direxion Daily AVGO Bear 1X ETF	Direxion Daily AVGO Bull 2X ETF
ASSETS:
Investments, at fair value (Note 2)	$436,508,712	$5,906,123	$7,492,682	$204,550,827
Cash	—	—	—	14,529,912
Receivable for Fund shares sold	3,209,100	604,456	—	—
Receivable for investments sold	26,504,554	—	—	3,923,677
Dividend and interest receivable	804,852	15,234	24,346	434,794
Due from broker for swap contracts	667	1,278	—	166,717
Unrealized appreciation on swap contracts	46,260,092	150,738	—	11,862,820
Prepaid expenses and other assets	2,709	2,800	3,591	2,765
Total assets	513,290,686	6,680,629	7,520,619	235,471,512
LIABILITIES:
Payable for Fund shares redeemed	11,766,702	—	—	—
Unrealized depreciation on swap contracts	—	25,457	540,956	—
Due to Adviser, net (Note 6)	135,784	2,031	4,310	70,971
Due to broker for swap contracts	73,416,001	—	32,326	46,848,674
Accrued expenses and other liabilities	95,899	4,417	8,903	44,605
Total liabilities	85,414,386	31,905	586,495	46,964,250
NET ASSETS	$427,876,300	$6,648,724	$6,934,124	$188,507,262
Net Assets Consist of:
Capital stock	$337,772,893	$7,039,987	$12,934,452	$124,899,571
Total distributable earnings (loss)	90,103,407	(391,263)	(6,000,328)	63,607,691
Net assets	$427,876,300	$6,648,724	$6,934,124	$188,507,262
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$427,876,300	$6,648,724	$6,934,124	$188,507,262
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	10,000,001	275,001	925,001	3,225,001
Net assets value, redemption price and offering price per share	$42.79	$24.18	$7.50	$58.45
Cost of Investments	$428,286,813	$5,912,347	$7,492,682	$197,152,996

The accompanying notes are an integral part of these financial statements.

105

DIREXION SHARES ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)(Continued)

	Direxion Daily BA Bull 2X ETF	Direxion Daily BABA Bull 2X ETF	Direxion Daily Biotech Top 5 Bull 2X ETF	Direxion Daily BRKB Bull 2X ETF
ASSETS:
Investments, at fair value (Note 2)	$18,188,122	$3,368,353	$3,086,055	$60,447,618
Receivable for Fund shares sold	—	—	—	1,054,529
Receivable for investments sold	641,246	79,121	—	—
Due from Adviser, net (Note 6)	—	—	106	—
Dividend and interest receivable	40,075	7,527	4,861	106,423
Due from broker for swap contracts	—	—	—	5,800
Unrealized appreciation on swap contracts	1,395,551	112,006	—	—
Prepaid expenses and other assets	3,528	2,801	2,714	2,789
Total assets	20,268,522	3,569,808	3,093,736	61,617,159
LIABILITIES:
Payable for Fund shares redeemed	—	—	—	527,264
Unrealized depreciation on swap contracts	50,853	11,007	128,538	2,518,185
Due to Adviser, net (Note 6)	11,415	108	—	18,796
Due to broker for swap contracts	1,390,129	240,009	—	5,653
Accrued expenses and other liabilities	9,984	4,264	13,301	21,020
Total liabilities	1,462,381	255,388	141,839	3,090,918
NET ASSETS	$18,806,141	$3,314,420	$2,951,897	$58,526,241
Net Assets Consist of:
Capital stock	$14,871,184	$4,390,256	$2,319,144	$68,860,212
Total distributable earnings (loss)	3,934,957	(1,075,836)	632,753	(10,333,971)
Net assets	$18,806,141	$3,314,420	$2,951,897	$58,526,241
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$18,806,141	$3,314,420	$2,951,897	$58,526,241
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	475,001	225,001	100,001	2,775,001
Net assets value, redemption price and offering price per share	$39.59	$14.73	$29.52	$21.09
Cost of Investments	$17,959,368	$3,360,405	$3,046,904	$61,018,208

The accompanying notes are an integral part of these financial statements.

106

DIREXION SHARES ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)(Continued)

	Direxion Daily COIN Bull 2X ETF	Direxion Daily CSCO Bear 1X ETF	Direxion Daily CSCO Bull 2X ETF	Direxion Daily CSI 300 China A Share Bull 2X ETF
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$2,981,956	$1,995,206	$4,542,574	$111,931,082
Due from Adviser, net (Note 6)	—	25	—	—
Dividend and interest receivable	7,610	5,895	11,141	349,758
Due from broker for swap contracts	207,407	—	266,374	—
Unrealized appreciation on swap contracts	232,684	—	807,817	12,306,920
Prepaid expenses and other assets	2,880	3,947	3,902	9,686
Total assets	3,432,537	2,005,073	5,631,808	124,597,446
LIABILITIES:
Collateral for securities loaned (Note 2)	—	—	—	10,771,234
Unrealized depreciation on swap contracts	40,979	220,396	25,832	—
Due to Adviser, net (Note 6)	133	—	1,924	37,568
Due to broker for swap contracts	330,005	10,390	627,000	9,621,943
Accrued expenses and other liabilities	8,491	6,746	7,139	112,349
Total liabilities	379,608	237,532	661,895	20,543,094
NET ASSETS	$3,052,929	$1,767,541	$4,969,913	$104,054,352
Net Assets Consist of:
Capital stock	$4,870,225	$2,478,822	$3,009,792	$246,925,204
Total distributable earnings (loss)	(1,817,296)	(711,281)	1,960,121	(142,870,852)
Net assets	$3,052,929	$1,767,541	$4,969,913	$104,054,352
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$3,052,929	$1,767,541	$4,969,913	$104,054,352
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	325,001	100,001	125,001	4,400,000
Net assets value, redemption price and offering price per share	$9.39	$17.68	$39.76	$23.65
Cost of Investments	$3,021,022	$1,995,206	$4,477,127	$111,037,094
*Value of securities loaned	$—	$—	$—	$10,549,740

The accompanying notes are an integral part of these financial statements.

107

DIREXION SHARES ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)(Continued)

	Direxion Daily CSI China Internet Index Bull 2X ETF	Direxion Daily Energy Bear 2X ETF	Direxion Daily Energy Bull 2X ETF	Direxion Daily Energy Top 5 Bull 2X ETF
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$307,344,163	$48,931,107	$265,460,382	$6,161,403
Receivable for Fund shares sold	—	2,686,764	—	—
Receivable for investments sold	—	—	7,998,384	150,670
Dividend and interest receivable	465,225	140,459	220,229	7,713
Due from broker for swap contracts	19	6,409	24,634,791	105
Unrealized appreciation on swap contracts	—	473,543	47,695,445	109,917
Prepaid expenses and other assets	14,345	55,509	144,121	2,714
Total assets	307,823,752	52,293,791	346,153,352	6,432,522
LIABILITIES:
Payable for Fund shares redeemed	—	—	46,676	—
Unrealized depreciation on swap contracts	55,562,597	8,962,413	433,409	—
Due to Adviser, net (Note 6)	94,561	15,361	94,966	474
Due to broker for swap contracts	107	690,000	68,472,433	1,064,024
Accrued expenses and other liabilities	263,387	11,113	63,568	17,382
Total liabilities	55,920,652	9,678,887	69,111,052	1,081,880
NET ASSETS	$251,903,100	$42,614,904	$277,042,300	$5,350,642
Net Assets Consist of:
Capital stock	$767,804,601	$254,145,602	$170,664,811	$3,426,766
Total distributable earnings (loss)	(515,901,501)	(211,530,698)	106,377,489	1,923,876
Net assets	$251,903,100	$42,614,904	$277,042,300	$5,350,642
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$251,903,100	$42,614,904	$277,042,300	$5,350,642
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	9,324,087	3,965,264	2,863,531	125,001
Net assets value, redemption price and offering price per share	$27.02	$10.75	$96.75	$42.80
Cost of Investments	$314,394,938	$48,931,107	$224,182,972	$5,832,007
*Value of securities loaned	$—	$—	$776,307	$—

The accompanying notes are an integral part of these financial statements.

108

DIREXION SHARES ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)(Continued)

	Direxion Daily Gold Miners Index Bear 2X ETF	Direxion Daily Gold Miners Index Bull 2X ETF	Direxion Daily GOOGL Bear 1X ETF	Direxion Daily GOOGL Bull 2X ETF
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$109,165,986	$1,028,151,692	$18,679,719	$1,014,419,500
Cash	—	4,178	—	—
Receivable for Fund shares sold	2,651,178	388,539	4,710,668	—
Dividend and interest receivable	258,013	1,607,898	34,537	2,378,677
Due from broker for swap contracts	—	320,630	—	272,637,529
Unrealized appreciation on swap contracts	17,314,208	14,083,152	—	99,196,052
Prepaid expenses and other assets	9,173	16,022	3,186	2,245
Total assets	129,398,558	1,044,572,111	23,428,110	1,388,634,003
LIABILITIES:
Collateral for securities loaned (Note 2)	—	70,400	—	—
Payable for Fund shares redeemed	—	—	2,826,400	68,439,001
Unrealized depreciation on swap contracts	116,999	13,891,398	1,929,509	20,915,599
Due to Adviser, net (Note 6)	31,242	412,722	7,282	356,376
Due to broker for swap contracts	22,435,623	5,074,567	216,884	162,633,000
Accrued expenses and other liabilities	31,969	363,134	9,486	215,030
Total liabilities	22,615,833	19,812,221	4,989,561	252,559,006
NET ASSETS	$106,782,725	$1,024,759,890	$18,438,549	$1,136,074,997
Net Assets Consist of:
Capital stock	$1,036,692,027	$1,873,868,836	$27,446,718	$383,762,938
Total distributable earnings (loss)	(929,909,302)	(849,108,946)	(9,008,169)	752,312,059
Net assets	$106,782,725	$1,024,759,890	$18,438,549	$1,136,074,997
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$106,782,725	$1,024,759,890	$18,438,549	$1,136,074,997
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	2,013,912	6,001,908	3,425,001	8,300,001
Net assets value, redemption price and offering price per share	$53.02	$170.74	$5.38	$136.88
Cost of Investments	$109,165,986	$1,004,615,668	$18,679,719	$993,974,372
*Value of securities loaned	$—	$877,202	$—	$—

The accompanying notes are an integral part of these financial statements.

109

DIREXION SHARES ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)(Continued)

	Direxion Daily HOOD Bull 2X ETF	Direxion Daily INTC Bull 2X ETF	Direxion Daily Junior Gold Miners Index Bear 2X ETF	Direxion Daily Junior Gold Miners Index Bull 2X ETF
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$11,870,489	$44,718,102	$46,549,344	$525,660,092
Cash	—	3,313,168	—	—
Receivable for Fund shares sold	363,868	—	7,065,995	—
Dividend and interest receivable	21,916	54,059	109,081	1,145,363
Due from broker for swap contracts	—	23,008,142	—	194
Unrealized appreciation on swap contracts	23,454	3,942,280	7,354,667	15,607,540
Prepaid expenses and other assets	2,880	2,880	10,680	12,998
Total assets	12,282,607	75,038,631	61,089,767	542,426,187
LIABILITIES:
Collateral for securities loaned (Note 2)	—	—	—	4,599,748
Payable for Fund shares redeemed	727,736	—	—	—
Unrealized depreciation on swap contracts	2,011,451	439,331	—	59,857,309
Due to Adviser, net (Note 6)	2,356	14,041	13,859	200,491
Due to broker for swap contracts	71,839	30,088,326	9,663,013	2,625,001
Accrued expenses and other liabilities	8,711	9,721	15,627	132,713
Total liabilities	2,822,093	30,551,419	9,692,499	67,415,262
NET ASSETS	$9,460,514	$44,487,212	$51,397,268	$475,010,925
Net Assets Consist of:
Capital stock	$15,387,932	$10,212,829	$461,202,686	$1,465,167,383
Total distributable earnings (loss)	(5,927,418)	34,274,383	(409,805,418)	(990,156,458)
Net assets	$9,460,514	$44,487,212	$51,397,268	$475,010,925
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$9,460,514	$44,487,212	$51,397,268	$475,010,925
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,300,001	325,001	1,454,778	2,593,351
Net assets value, redemption price and offering price per share	$7.28	$136.88	$35.33	$183.16
Cost of Investments	$11,898,250	$42,769,201	$46,549,344	$523,362,595
*Value of securities loaned	$—	$—	$—	$4,501,409

The accompanying notes are an integral part of these financial statements.

110

DIREXION SHARES ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)(Continued)

	Direxion Daily LLY Bull 2X ETF	Direxion Daily LMT Bull 2X ETF	Direxion Daily Magnificent 7 Bear 1X ETF	Direxion Daily Magnificent 7 Bull 2X ETF
ASSETS:
Investments, at fair value (Note 2)	$18,855,477	$8,678,401	$24,967,377	$102,818,736
Receivable for Fund shares sold	3,189,955	650,439	—	—
Dividend and interest receivable	38,766	22,604	78,000	72,300
Due from broker for swap contracts	2,069	3,525	—	—
Unrealized appreciation on swap contracts	276,430	—	91,163	4,965,445
Prepaid expenses and other assets	3,556	2,730	10,644	21,459
Total assets	22,366,253	9,357,699	25,147,184	107,877,940
LIABILITIES:
Unrealized depreciation on swap contracts	857,860	2,057,278	1,905,808	131,555
Due to Adviser, net (Note 6)	8,678	4,496	5,055	37,944
Due to broker for swap contracts	—	60	365	5,701,324
Accrued expenses and other liabilities	9,186	6,318	17,648	53,727
Total liabilities	875,724	2,068,152	1,928,876	5,924,550
NET ASSETS	$21,490,529	$7,289,547	$23,218,308	$101,953,390
Net Assets Consist of:
Capital stock	$11,957,378	$7,536,859	$28,869,117	$79,658,443
Total distributable earnings (loss)	9,533,151	(247,312)	(5,650,809)	22,294,947
Net assets	$21,490,529	$7,289,547	$23,218,308	$101,953,390
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$21,490,529	$7,289,547	$23,218,308	$101,953,390
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,100,001	225,001	1,800,001	1,850,001
Net assets value, redemption price and offering price per share	$19.54	$32.40	$12.90	$55.11
Cost of Investments	$18,255,250	$8,658,695	$24,967,377	$91,394,409

The accompanying notes are an integral part of these financial statements.

111

DIREXION SHARES ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)(Continued)

	Direxion Daily META Bear 1X ETF	Direxion Daily META Bull 2X ETF	Direxion Daily MRVL Bull 2X ETF	Direxion Daily MSCI Brazil Bull 2X ETF
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$8,186,101	$477,856,041	$32,873,256	$128,021,006
Cash	—	—	125,190	—
Receivable for Fund shares sold	409,056	49,112,927	—	—
Receivable for investments sold	—	—	—	12,339
Dividend and interest receivable	24,616	1,242,416	49,622	218,990
Due from broker for swap contracts	—	67	7,171,748	—
Unrealized appreciation on swap contracts	525,242	5,858,088	329,097	31,956,211
Prepaid expenses and other assets	4,722	2,715	3,206	33,057
Total assets	9,149,737	534,072,254	40,552,119	160,241,603
LIABILITIES:
Collateral for securities loaned (Note 2)	—	—	—	6,566,363
Payable for Fund shares redeemed	—	1,872,713	1,630,046	—
Unrealized depreciation on swap contracts	24,559	91,821,093	85,079	—
Due to Adviser, net (Note 6)	4,931	160,424	11,946	49,104
Due to broker for swap contracts	113,000	24,987,392	5,090,037	28,208,000
Accrued expenses and other liabilities	7,998	115,868	4,763	106,949
Total liabilities	150,488	118,957,490	6,821,871	34,930,416
NET ASSETS	$8,999,249	$415,114,764	$33,730,248	$125,311,187
Net Assets Consist of:
Capital stock	$9,192,941	$464,278,164	$17,216,483	$515,915,844
Total distributable earnings (loss)	(193,692)	(49,163,400)	16,513,765	(390,604,657)
Net assets	$8,999,249	$415,114,764	$33,730,248	$125,311,187
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$8,999,249	$415,114,764	$33,730,248	$125,311,187
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	550,001	16,625,001	375,001	1,058,631
Net assets value, redemption price and offering price per share	$16.36	$24.97	$89.95	$118.37
Cost of Investments	$8,186,101	$479,032,587	$32,306,507	$121,428,394
*Value of securities loaned	$—	$—	$—	$6,425,060

The accompanying notes are an integral part of these financial statements.

112

DIREXION SHARES ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)(Continued)

	Direxion Daily MSCI India Bull 2X ETF	Direxion Daily MSFT Bear 1X ETF	Direxion Daily MSFT Bull 2X ETF	Direxion Daily MU Bear 1X ETF
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$84,433,193	$42,051,937	$902,127,147	$30,870,155
Receivable for Fund shares sold	—	—	36,362,945	688,923
Dividend and interest receivable	107,892	70,841	2,145,488	100,598
Due from broker for swap contracts	—	—	21	14,467
Unrealized appreciation on swap contracts	—	1,197,190	29,833,390	—
Prepaid expenses and other assets	13,816	3,099	2,386	3,428
Total assets	84,554,901	43,323,067	970,471,377	31,677,571
LIABILITIES:
Collateral for securities loaned (Note 2)	19,576,495	—	—	—
Payable for Fund shares redeemed	—	666,598	6,774,485	—
Unrealized depreciation on swap contracts	5,114,320	786,613	58,339,837	3,806,407
Due to Adviser, net (Note 6)	22,089	15,145	315,552	11,827
Due to broker for swap contracts	—	517,000	57,621,096	14,495
Accrued expenses and other liabilities	63,663	9,115	107,535	13,704
Total liabilities	24,776,567	1,994,471	123,158,505	3,846,433
NET ASSETS	$59,778,334	$41,328,596	$847,312,872	$27,831,138
Net Assets Consist of:
Capital stock	$74,442,358	$46,175,051	$1,003,740,371	$64,847,679
Total distributable loss	(14,664,024)	(4,846,455)	(156,427,499)	(37,016,541)
Net assets	$59,778,334	$41,328,596	$847,312,872	$27,831,138
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$59,778,334	$41,328,596	$847,312,872	$27,831,138
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,299,686	3,100,001	30,850,001	4,384,956
Net assets value, redemption price and offering price per share	$45.99	$13.33	$27.47	$6.35
Cost of Investments	$86,112,873	$42,051,937	$909,110,151	$30,870,155
*Value of securities loaned	$19,169,847	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

113

DIREXION SHARES ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)(Continued)

	Direxion Daily MU Bull 2X ETF	Direxion Daily NFLX Bear 1X ETF	Direxion Daily NFLX Bull 2X ETF	Direxion Daily NVDA Bear 1X ETF
ASSETS:
Investments, at fair value (Note 2)	$1,662,598,695	$4,851,821	$168,917,342	$23,696,412
Receivable for investments sold	—	—	5,054,350	—
Dividend and interest receivable	2,856,014	16,956	385,621	71,744
Due from broker for swap contracts	226,904,055	1,603	—	—
Unrealized appreciation on swap contracts	117,431,220	141,039	10,388,773	—
Prepaid expenses and other assets	2,770	3,544	2,689	3,173
Total assets	2,009,792,754	5,014,963	184,748,775	23,771,329
LIABILITIES:
Payable for Fund shares redeemed	—	—	2,785,160	—
Unrealized depreciation on swap contracts	12,026,738	—	861,321	1,083,351
Due to Adviser, net (Note 6)	445,263	2,834	59,977	8,774
Due to broker for swap contracts	577,648,916	3,154	7,632,000	—
Accrued expenses and other liabilities	161,627	8,622	35,672	14,186
Total liabilities	590,282,544	14,610	11,374,130	1,106,311
NET ASSETS	$1,419,510,210	$5,000,353	$173,374,645	$22,665,018
Net Assets Consist of:
Capital stock	$436,008,476	$6,934,564	$215,938,241	$49,748,433
Total distributable earnings (loss)	983,501,734	(1,934,211)	(42,563,596)	(27,083,415)
Net assets	$1,419,510,210	$5,000,353	$173,374,645	$22,665,018
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$1,419,510,210	$5,000,353	$173,374,645	$22,665,018
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	5,250,001	300,001	6,225,001	647,450
Net assets value, redemption price and offering price per share	$270.38	$16.67	$27.85	$35.01
Cost of Investments	$1,622,709,243	$4,851,821	$168,471,215	$23,696,412

The accompanying notes are an integral part of these financial statements.

114

DIREXION SHARES ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)(Continued)

	Direxion Daily NVDA Bull 2X ETF	Direxion Daily NYSE FANG+ Bull 2X ETF	Direxion Daily ORCL Bear 1X ETF	Direxion Daily ORCL Bull 2X ETF
ASSETS:
Investments, at fair value (Note 2)	$549,247,201	$132,939,117	$7,517,484	$50,962,201
Receivable for Fund shares sold	—	—	—	1,666,547
Receivable for investments sold	47,893,653	—	—	—
Dividend and interest receivable	1,443,195	217,659	32,291	116,710
Due from broker for swap contracts	51,370,745	7,540,232	190	246,600
Unrealized appreciation on swap contracts	37,908,692	2,068,813	435,852	1,912,760
Prepaid expenses and other assets	5,986	4,162	2,880	2,880
Total assets	687,869,472	142,769,983	7,988,697	54,907,698
LIABILITIES:
Payable for Fund shares redeemed	—	—	—	1,111,031
Unrealized depreciation on swap contracts	7,142,636	2,016,601	178,552	2,776,114
Due to Adviser, net (Note 6)	225,049	46,958	5,858	17,798
Due to broker for swap contracts	133,199,672	9,390,000	260,000	3,493,144
Accrued expenses and other liabilities	191,998	69,646	9,140	11,466
Total liabilities	140,759,355	11,523,205	453,550	7,409,553
NET ASSETS	$547,110,117	$131,246,778	$7,535,147	$47,498,145
Net Assets Consist of:
Capital stock	$447,896,389	$97,474,410	$7,798,937	$59,441,176
Total distributable earnings (loss)	99,213,728	33,772,368	(263,790)	(11,943,031)
Net assets	$547,110,117	$131,246,778	$7,535,147	$47,498,145
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$547,110,117	$131,246,778	$7,535,147	$47,498,145
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	4,400,001	629,852	250,001	4,275,001
Net assets value, redemption price and offering price per share	$124.34	$208.38	$30.14	$11.11
Cost of Investments	$529,388,552	$129,129,104	$7,517,484	$50,855,373

The accompanying notes are an integral part of these financial statements.

115

DIREXION SHARES ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)(Continued)

	Direxion Daily PANW Bear 1X ETF	Direxion Daily PANW Bull 2X ETF	Direxion Daily PLTR Bear 1X ETF	Direxion Daily PLTR Bull 2X ETF
ASSETS:
Investments, at fair value (Note 2)	$2,373,099	$12,792,256	$28,491,329	$572,302,175
Receivable for Fund shares sold	—	—	3,301,770	—
Dividend and interest receivable	7,492	31,949	103,207	1,439,328
Due from broker for swap contracts	—	880,074	—	—
Unrealized appreciation on swap contracts	15,655	522,737	2,685,471	2,747,054
Prepaid expenses and other assets	3,856	3,667	3,091	3,481
Total assets	2,400,102	14,230,683	34,584,868	576,492,038
LIABILITIES:
Payable for Fund shares redeemed	—	383,103	—	—
Unrealized depreciation on swap contracts	31,328	520,618	—	89,042,623
Due to Adviser, net (Note 6)	638	7,297	12,818	190,722
Due to broker for swap contracts	10,000	1,435,445	2,700,001	170,228
Accrued expenses and other liabilities	6,857	8,215	19,672	139,484
Total liabilities	48,823	2,354,678	2,732,491	89,543,057
NET ASSETS	$2,351,279	$11,876,005	$31,852,377	$486,948,981
Net Assets Consist of:
Capital stock	$2,632,391	$11,531,377	$45,351,980	$678,927,066
Total distributable earnings (loss)	(281,112)	344,628	(13,499,603)	(191,978,085)
Net assets	$2,351,279	$11,876,005	$31,852,377	$486,948,981
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$2,351,279	$11,876,005	$31,852,377	$486,948,981
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	100,001	775,001	4,100,001	12,525,001
Net assets value, redemption price and offering price per share	$23.51	$15.32	$7.77	$38.88
Cost of Investments	$2,373,099	$12,774,467	$28,491,329	$582,112,897

The accompanying notes are an integral part of these financial statements.

116

DIREXION SHARES ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)(Continued)

	Direxion Daily PYPL Bull 2X ETF	Direxion Daily QCOM Bear 1X ETF	Direxion Daily QCOM Bull 2X ETF	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF
ASSETS:
Investments, at fair value (Note 2)	$3,038,188	$2,394,798	$17,524,913	$31,182,196
Receivable for Fund shares sold	—	977,931	—	—
Dividend and interest receivable	7,176	7,175	19,372	47,278
Due from broker for swap contracts	248,190	70	3,668,932	—
Unrealized appreciation on swap contracts	372,938	6,875	1,910,421	2,812,187
Prepaid expenses and other assets	—	3,937	3,905	9,686
Total assets	3,666,492	3,390,786	23,127,543	34,051,347
LIABILITIES:
Payable for Fund shares redeemed	—	—	2,713,564	—
Unrealized depreciation on swap contracts	34,911	309,651	82,970	—
Due to Adviser, net (Note 6)	86	573	2,459	18,089
Due to broker for swap contracts	486,328	140,000	648,000	1,790,041
Accrued expenses and other liabilities	2,603	6,792	7,220	21,337
Total liabilities	523,928	457,016	3,454,213	1,829,467
NET ASSETS	$3,142,564	$2,933,770	$19,673,330	$32,221,880
Net Assets Consist of:
Capital stock	$2,500,025	$3,541,274	$15,058,429	$40,359,622
Total distributable earnings (loss)	642,539	(607,504)	4,614,901	(8,137,742)
Net assets	$3,142,564	$2,933,770	$19,673,330	$32,221,880
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$3,142,564	$2,933,770	$19,673,330	$32,221,880
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	100,001	150,001	725,001	1,173,646
Net assets value, redemption price and offering price per share	$31.43	$19.56	$27.14	$27.45
Cost of Investments	$3,005,622	$2,394,798	$17,261,149	$28,277,516

The accompanying notes are an integral part of these financial statements.

117

DIREXION SHARES ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)(Continued)

	Direxion Daily S&P 500® Bear 1X ETF	Direxion Daily S&P 500® Bull 2X ETF	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X ETF	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X ETF
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$230,018,629	$225,263,982	$134,385,179	$299,528,061
Cash	—	—	—	828,885
Receivable for Fund shares sold	19,418,588	—	8,179,857	—
Dividend and interest receivable	756,576	144,433	348,445	241,535
Due from broker for swap contracts	590	326	—	1,883,147
Unrealized appreciation on swap contracts	—	13,787,715	—	78,513,742
Prepaid expenses and other assets	27,704	8,101	27,276	35,568
Total assets	250,222,087	239,204,557	142,940,757	381,030,938
LIABILITIES:
Collateral for securities loaned (Note 2)	—	60,174	—	1,038,365
Payable for Fund shares redeemed	18,966,993	—	—	2,098,065
Payable for investments purchased	—	2,337	—	—
Unrealized depreciation on swap contracts	11,004,491	—	17,635,912	—
Due to Adviser, net (Note 6)	74,515	86,170	42,470	103,256
Due to broker for swap contracts	186,932	11,446,056	1,326	80,031,051
Accrued expenses and other liabilities	63,118	94,928	16,016	199,247
Total liabilities	30,296,049	11,689,665	17,695,724	83,469,984
NET ASSETS	$219,926,038	$227,514,892	$125,245,033	$297,560,954
Net Assets Consist of:
Capital stock	$465,545,630	$138,616,889	$392,395,345	$251,695,679
Total distributable earnings (loss)	(245,619,592)	88,898,003	(267,150,312)	45,865,275
Net assets	$219,926,038	$227,514,892	$125,245,033	$297,560,954
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$219,926,038	$227,514,892	$125,245,033	$297,560,954
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	24,349,983	1,133,236	29,857,895	7,113,688
Net assets value, redemption price and offering price per share	$9.03	$200.77	$4.19	$41.83
Cost of Investments	$230,018,629	$166,517,251	$134,385,179	$254,390,945
*Value of securities loaned	$—	$503,728	$—	$12,998,445

The accompanying notes are an integral part of these financial statements.

118

DIREXION SHARES ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)(Continued)

	Direxion Daily Semiconductors Top 5 Bear 2X ETF	Direxion Daily Semiconductors Top 5 Bull 2X ETF	Direxion Daily SHOP Bull 2X ETF	Direxion Daily SOFI Bull 2X ETF
ASSETS:
Investments, at fair value (Note 2)	$1,364,843	$7,869,906	$10,997,891	$3,665,209
Receivable for Fund shares sold	—	—	—	584,233
Due from Adviser, net (Note 6)	1,472	—	—	—
Dividend and interest receivable	4,456	14,102	27,764	7,323
Due from broker for swap contracts	—	—	—	860
Unrealized appreciation on swap contracts	—	1,568,283	297,509	—
Prepaid expenses and other assets	2,714	2,714	2,730	2,801
Total assets	1,373,485	9,455,005	11,325,894	4,260,426
LIABILITIES:
Payable for Fund shares redeemed	—	—	349,347	—
Unrealized depreciation on swap contracts	257,625	9,478	1,172,464	376,131
Due to Adviser, net (Note 6)	—	1,940	5,447	4
Due to broker for swap contracts	3,695	1,380,000	359,853	—
Accrued expenses and other liabilities	13,032	13,519	6,518	4,287
Total liabilities	274,352	1,404,937	1,893,629	380,422
NET ASSETS	$1,099,133	$8,050,068	$9,432,265	$3,880,004
Net Assets Consist of:
Capital stock	$2,500,025	$6,492,895	$14,700,612	$5,724,147
Total distributable earnings (loss)	(1,400,892)	1,557,173	(5,268,347)	(1,844,143)
Net assets	$1,099,133	$8,050,068	$9,432,265	$3,880,004
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$1,099,133	$8,050,068	$9,432,265	$3,880,004
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	100,001	200,001	675,001	300,001
Net assets value, redemption price and offering price per share	$10.99	$40.25	$13.97	$12.93
Cost of Investments	$1,364,843	$7,635,440	$10,998,714	$3,709,159

The accompanying notes are an integral part of these financial statements.

119

DIREXION SHARES ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)(Continued)

	Direxion Daily Technology Top 5 Bear 2X ETF	Direxion Daily Technology Top 5 Bull 2X ETF	Direxion Daily TSLA Bear 1X ETF	Direxion Daily TSLA Bull 2X ETF
ASSETS:
Investments, at fair value (Note 2)	$2,851,642	$3,753,776	$77,896,057	$6,169,070,107
Cash	—	—	—	37
Due from Adviser, net (Note 6)	1,039	846	—	—
Dividend and interest receivable	9,757	7,241	221,070	15,712,647
Due from broker for swap contracts	—	—	—	1,266,987,051
Unrealized appreciation on swap contracts	—	439,160	6,803,596	—
Prepaid expenses and other assets	2,714	2,714	3,772	28,150
Total assets	2,865,152	4,203,737	84,924,495	7,451,797,992
LIABILITIES:
Payable for Fund shares redeemed	—	—	—	95,311,107
Unrealized depreciation on swap contracts	333,358	—	—	1,042,032,650
Due to Adviser, net (Note 6)	—	—	28,146	1,555,467
Due to broker for swap contracts	14	410,810	8,641,754	1,282,176,932
Accrued expenses and other liabilities	17,299	17,316	26,942	1,776,920
Total liabilities	350,671	428,126	8,696,842	2,422,853,076
NET ASSETS	$2,514,481	$3,775,611	$76,227,653	$5,028,944,916
Net Assets Consist of:
Capital stock	$2,500,025	$4,267,314	$145,986,189	$5,731,120,091
Total distributable earnings (loss)	14,456	(491,703)	(69,758,536)	(702,175,175)
Net assets	$2,514,481	$3,775,611	$76,227,653	$5,028,944,916
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$2,514,481	$3,775,611	$76,227,653	$5,028,944,916
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	100,001	175,001	1,309,909	402,650,001
Net assets value, redemption price and offering price per share	$25.14	$21.57	$58.19	$12.49
Cost of Investments	$2,851,642	$3,688,302	$77,896,057	$6,121,381,648

The accompanying notes are an integral part of these financial statements.

120

DIREXION SHARES ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)(Continued)

	Direxion Daily TSM Bear 1X ETF	Direxion Daily TSM Bull 2X ETF	Direxion Daily TXN Bull 2X ETF	Direxion Daily UNH Bull 2X ETF
ASSETS:
Investments, at fair value (Note 2)	$3,000,087	$572,377,748	$6,352,966	$5,648,325
Cash	—	24,782,712	546,098	—
Dividend and interest receivable	8,599	1,081,774	9,842	11,354
Due from broker for swap contracts	456	36,546,404	282,171	1,154,364
Unrealized appreciation on swap contracts	—	67,148,936	983,525	790,138
Prepaid expenses and other assets	3,704	2,689	—	—
Total assets	3,012,846	701,940,263	8,174,602	7,604,181
LIABILITIES:
Payable for Fund shares redeemed	—	3,833,364	—	—
Unrealized depreciation on swap contracts	339,104	—	5,057	3,879
Due to Adviser, net (Note 6)	498	173,957	757	1,060
Due to broker for swap contracts	2,412	159,272,472	1,967,883	1,974,937
Accrued expenses and other liabilities	7,145	72,975	2,628	2,639
Total liabilities	349,159	163,352,768	1,976,325	1,982,515
NET ASSETS	$2,663,687	$538,587,495	$6,198,277	$5,621,666
Net Assets Consist of:
Capital stock	$4,785,349	$334,991,329	$3,053,837	$3,075,614
Total distributable earnings (loss)	(2,121,662)	203,596,166	3,144,440	2,546,052
Net assets	$2,663,687	$538,587,495	$6,198,277	$5,621,666
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$2,663,687	$538,587,495	$6,198,277	$5,621,666
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	300,001	7,025,001	125,001	125,001
Net assets value, redemption price and offering price per share	$8.88	$76.67	$49.59	$44.97
Cost of Investments	$3,000,087	$561,971,305	$6,274,257	$5,579,591

The accompanying notes are an integral part of these financial statements.

121

DIREXION SHARES ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)(Continued)

	Direxion Daily Uranium Industry Bull 2X ETF	Direxion Daily XOM Bull 2X ETF
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$51,807,876	$8,204,172
Receivable for investments sold	—	632,703
Dividend and interest receivable	80,163	22,449
Unrealized appreciation on swap contracts	10,114,122	230,178
Prepaid expenses and other assets	12,197	3,778
Total assets	62,014,358	9,093,280
LIABILITIES:
Collateral for securities loaned (Note 2)	758,421	—
Unrealized depreciation on swap contracts	—	310,028
Due to Adviser, net (Note 6)	21,639	5,582
Due to broker for swap contracts	6,400,911	834,010
Accrued expenses and other liabilities	14,366	7,346
Total liabilities	7,195,337	1,156,966
NET ASSETS	$54,819,021	$7,936,314
Net Assets Consist of:
Capital stock	$47,050,710	$4,823,021
Total distributable earnings	7,768,311	3,113,293
Net assets	$54,819,021	$7,936,314
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$54,819,021	$7,936,314
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,250,001	175,001
Net assets value, redemption price and offering price per share	$43.86	$45.35
Cost of Investments	$47,932,091	$7,964,711
*Value of securities loaned	$742,824	$—

The accompanying notes are an integral part of these financial statements.

122

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2026 (Unaudited)

	Direxion Daily AAPL Bear 1X ETF	Direxion Daily AAPL Bull 2X ETF	Direxion Daily ADBE Bull 2X ETF[1]	Direxion Daily AI and Big Data Bear 2X ETF
INVESTMENT INCOME:
Dividend income	$—	$34,205	$—	$—
Interest income	377,447	2,899,450	10,130	115,196
Total investment income	377,447	2,933,655	10,130	115,196
EXPENSES:
Investment advisory fees (Note 6)	76,848	634,151	2,286	23,351
Interest expense	7,743	419,192	—	3,432
Professional fees	5,498	9,393	1,030	5,125
Management service fees (Note 6)	4,964	40,959	148	1,510
Pricing fees	1,984	1,984	405	1,984
Exchange listing fees	1,984	1,984	406	3,055
Fund servicing fees	1,639	13,529	49	498
Licensing fees	1,471	12,059	—	6,842
Reports to shareholders	755	6,223	23	232
Trustees’ fees and expenses	199	1,643	6	61
Insurance fees	126	1,038	4	39
Offering fees	—	—	760	—
Other	368	3,034	11	113
Total expenses	103,579	1,145,189	5,128	46,242
Less: Reimbursement of expenses from Adviser (Note 6)	(176)	—	(2,233)	(13,232)
Net expenses	103,403	1,145,189	2,895	33,010
Net investment income	274,044	1,788,466	7,235	82,186
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
In-kind redemptions	—	3,738,384	—	—
Swap contracts	(1,902,724)	95,015,867	(57,005)	878,173
Net realized gain (loss)	(1,902,724)	98,754,251	(57,005)	878,173
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	(2,464,077)	7,582	—
Swap contracts	1,877,319	(88,731,273)	213,293	(998,998)
Change in net unrealized appreciation (depreciation)	1,877,319	(91,195,350)	220,875	(998,998)
Net realized and unrealized gain (loss)	(25,405)	7,558,901	163,870	(120,825)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$248,639	$9,347,367	$171,105	$(38,639)

[1]	Represents the period from March 25, 2026 (commencent of operations) to April 30, 2026.
The accompanying notes are an integral part of these financial statements.

123

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2026 (Unaudited)(Continued)

	Direxion Daily AI and Big Data Bull 2X ETF	Direxion Daily AMD Bear 1X ETF	Direxion Daily AMD Bull 2X ETF	Direxion Daily AMZN Bear 1X ETF
INVESTMENT INCOME:
Dividend income	$48,862	$—	$—	$—
Interest income	130,629	250,127	806,508	155,068
Securities lending income	2,345	—	—	—
Total investment income	181,836	250,127	806,508	155,068
EXPENSES:
Investment advisory fees (Note 6)	113,624	49,505	162,408	31,488
Interest expense	44,763	12,557	138,001	4,221
Professional fees	5,749	5,306	6,090	5,181
Management service fees (Note 6)	7,336	3,198	10,487	2,034
Pricing fees	1,984	1,984	1,984	1,984
Exchange listing fees	3,055	1,984	1,984	1,984
Fund servicing fees	2,424	1,056	3,465	672
Licensing fees	7,007	924	3,064	583
Reports to shareholders	1,108	487	1,587	310
Trustees’ fees and expenses	291	128	419	82
Insurance fees	185	81	265	52
Other	540	238	773	151
Total expenses	188,066	77,448	330,527	48,742
Recoupment of expenses to Adviser (Note 6)	2,278	484	3,501	—
Less: Reimbursement of expenses from Adviser (Note 6)	(1,658)	(2,669)	—	(4,636)
Net expenses	188,686	75,263	334,028	44,106
Net investment income (loss)	(6,850)	174,864	472,480	110,962
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	(1,303,094)	—	660,955	—
In-kind redemptions	800,696	—	574,872	—
Swap contracts	2,301,609	(4,813,842)	44,000,720	(1,000,904)
Net realized gain (loss)	1,799,211	(4,813,842)	45,236,547	(1,000,904)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(2,392,904)	—	1,538,047	—
Swap contracts	(7,632,826)	506,903	(24,316,400)	(435,940)
Change in net unrealized appreciation (depreciation)	(10,025,730)	506,903	(22,778,353)	(435,940)
Net realized and unrealized gain (loss)	(8,226,519)	(4,306,939)	22,458,194	(1,436,844)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,233,369)	$(4,132,075)	$22,930,674	$(1,325,882)

The accompanying notes are an integral part of these financial statements.

124

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2026 (Unaudited)(Continued)

	Direxion Daily AMZN Bull 2X ETF	Direxion Daily ASML Bull 2X ETF[1]	Direxion Daily AVGO Bear 1X ETF	Direxion Daily AVGO Bull 2X ETF
INVESTMENT INCOME:
Dividend income	$—	$928	$—	$112,056
Less: Foreign Withholding Tax	—	(139)	—	—
Interest income	5,511,533	34,180	192,610	2,921,760
Total investment income	5,511,533	34,969	192,610	3,033,816
EXPENSES:
Investment advisory fees (Note 6)	1,240,563	7,572	38,253	624,723
Interest expense	136,906	52	9,450	186,634
Professional fees	13,635	2,220	5,228	9,335
Management service fees (Note 6)	80,128	490	2,471	40,355
Pricing fees	1,984	866	1,984	1,984
Exchange listing fees	1,984	866	1,984	1,984
Fund servicing fees	26,465	162	816	13,327
Licensing fees	23,519	—	740	11,854
Reports to shareholders	12,177	77	376	6,141
Trustees’ fees and expenses	3,221	21	99	1,628
Insurance fees	2,032	13	63	1,025
Offering fees	—	1,623	—	—
Other	5,936	37	184	2,994
Total expenses	1,548,550	13,999	61,648	901,984
Less: Reimbursement of expenses from Adviser (Note 6)	—	(4,356)	(3,744)	—
Net expenses	1,548,550	9,643	57,904	901,984
Net investment income	3,962,983	25,326	134,706	2,131,832
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	3,062,790	—	—	111,454
In-kind redemptions	1,527,302	12,778	—	3,276,537
Swap contracts	62,258,823	(536,553)	(998,383)	42,956,314
Net realized gain (loss)	66,848,915	(523,775)	(998,383)	46,344,305
Change in net unrealized appreciation (depreciation) on:
Investment securities	5,157,695	(6,224)	—	1,686,064
Swap contracts	(25,332,942)	125,281	503,398	(21,330,300)
Change in net unrealized appreciation (depreciation)	(20,175,247)	119,057	503,398	(19,644,236)
Net realized and unrealized gain (loss)	46,673,668	(404,718)	(494,985)	26,700,069
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$50,636,651	$(379,392)	$(360,279)	$28,831,901

[1]	Represents the period from February 11, 2026 (commencent of operations) to April 30, 2026.
The accompanying notes are an integral part of these financial statements.

125

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2026 (Unaudited)(Continued)

	Direxion Daily BA Bull 2X ETF	Direxion Daily BABA Bull 2X ETF[1]	Direxion Daily Biotech Top 5 Bull 2X ETF	Direxion Daily BRKB Bull 2X ETF
INVESTMENT INCOME:
Dividend income	$—	$—	$10,314	$—
Interest income	368,743	19,193	33,204	811,028
Total investment income	368,743	19,193	43,518	811,028
EXPENSES:
Investment advisory fees (Note 6)	84,789	3,987	13,292	202,358
Interest expense	41,207	—	2,347	20,553
Professional fees	5,550	2,193	5,053	6,370
Management service fees (Note 6)	5,476	258	859	13,067
Pricing fees	1,984	866	1,984	1,984
Exchange listing fees	1,984	866	3,055	1,984
Fund servicing fees	1,809	85	284	4,317
Licensing fees	—	—	5,836	3,864
Reports to shareholders	830	40	131	1,980
Trustees’ fees and expenses	219	11	34	521
Insurance fees	138	7	22	330
Offering fees	—	1,623	—	—
Other	405	20	64	965
Total expenses	144,391	9,956	32,961	258,293
Recoupment of expenses to Adviser (Note 6)	4,262	—	—	—
Less: Reimbursement of expenses from Adviser (Note 6)	(46)	(4,906)	(13,776)	—
Net expenses	148,607	5,050	19,185	258,293
Net investment income	220,136	14,143	24,333	552,735
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	(28,277)	(31,588)	181,065	(366,058)
In-kind redemptions	219,277	—	—	322,878
Swap contracts	2,249,050	(1,158,969)	542,002	(1,649,223)
Net realized gain (loss)	2,440,050	(1,190,557)	723,067	(1,692,403)
Change in net unrealized appreciation (depreciation) on:
Investment securities	424,722	7,948	(73,597)	201,925
Swap contracts	2,606,996	100,999	(404,252)	4,293,392
Change in net unrealized appreciation (depreciation)	3,031,718	108,947	(477,849)	4,495,317
Net realized and unrealized gain (loss)	5,471,768	(1,081,610)	245,218	2,802,914
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,691,904	$(1,067,467)	$269,551	$3,355,649

[1]	Represents the period from February 11, 2026 (commencent of operations) to April 30, 2026.
The accompanying notes are an integral part of these financial statements.

126

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2026 (Unaudited)(Continued)

	Direxion Daily COIN Bull 2X ETF[1]	Direxion Daily CSCO Bear 1X ETF	Direxion Daily CSCO Bull 2X ETF	Direxion Daily CSI 300 China A Share Bull 2X ETF
INVESTMENT INCOME:
Dividend income	$—	$—	$5,038	$481,587
Interest income	43,737	42,594	76,531	1,563,909
Securities lending income	—	—	—	402,203
Total investment income	43,737	42,594	81,569	2,447,699
EXPENSES:
Investment advisory fees (Note 6)	8,858	8,639	17,927	457,117
Interest expense	783	—	1,489	399,709
Professional fees	4,529	5,020	5,086	8,161
Management service fees (Note 6)	572	558	1,158	29,528
Pricing fees	1,786	1,984	1,984	1,984
Exchange listing fees	1,786	1,984	1,984	3,055
Fund servicing fees	189	184	382	9,752
Licensing fees	—	—	—	17,695
Reports to shareholders	88	85	177	4,494
Trustees’ fees and expenses	23	23	47	1,187
Insurance fees	15	14	30	750
Offering fees	3,350	—	—	—
Other	43	41	86	2,191
Total expenses	22,022	18,532	30,350	935,623
Less: Reimbursement of expenses from Adviser (Note 6)	(10,019)	(7,589)	(6,154)	—
Net expenses	12,003	10,943	24,196	935,623
Net investment income	31,734	31,651	57,373	1,512,076
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	(33,552)	—	119,494	—
In-kind redemptions	15,358	—	—	1,052,117
Swap contracts	(1,955,287)	(445,545)	1,226,510	41,069,614
Net realized gain (loss)	(1,973,481)	(445,545)	1,346,004	42,121,731
Change in net unrealized appreciation (depreciation) on:
Investment securities	(39,066)	—	8,700	1,154,349
Swap contracts	191,705	(67,870)	371,522	(28,178,173)
Change in net unrealized appreciation (depreciation)	152,639	(67,870)	380,222	(27,023,824)
Net realized and unrealized gain (loss)	(1,820,842)	(513,415)	1,726,226	15,097,907
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,789,108)	$(481,764)	$1,783,599	$16,609,983

[1]	Represents the period from November 19, 2025 (commencent of operations) to April 30, 2026.
The accompanying notes are an integral part of these financial statements.

127

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2026 (Unaudited)(Continued)

	Direxion Daily CSI China Internet Index Bull 2X ETF	Direxion Daily Energy Bear 2X ETF	Direxion Daily Energy Bull 2X ETF	Direxion Daily Energy Top 5 Bull 2X ETF
INVESTMENT INCOME:
Dividend income	$8,783,873	$—	$2,833,608	$17,529
Interest income	2,432,124	508,726	1,245,887	34,205
Securities lending income	—	—	1,113	—
Total investment income	11,215,997	508,726	4,080,608	51,734
EXPENSES:
Investment advisory fees (Note 6)	974,775	91,445	966,194	12,953
Interest expense	667,697	5,523	568,738	3,099
Professional fees	11,781	5,607	11,794	5,052
Management service fees (Note 6)	62,963	5,911	62,451	838
Pricing fees	1,984	1,984	1,984	1,984
Exchange listing fees	3,055	3,055	3,055	3,055
Fund servicing fees	20,795	1,951	20,612	276
Licensing fees	38,402	7,126	75,304	9,917
Reports to shareholders	9,574	909	9,592	129
Trustees’ fees and expenses	2,526	241	2,545	34
Insurance fees	1,597	152	1,601	22
Other	4,667	443	4,676	63
Total expenses	1,799,816	124,347	1,728,546	37,422
Recoupment of expenses to Adviser (Note 6)	—	347	—	—
Less: Reimbursement of expenses from Adviser (Note 6)	—	(3,340)	—	(17,916)
Net expenses	1,799,816	121,354	1,728,546	19,506
Net investment income	9,416,181	387,372	2,352,062	32,228
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	(15,856,372)	—	(1,001,416)	91,618
In-kind redemptions	7,598,179	—	16,144,786	—
Swap contracts	24,281,228	(4,197,807)	58,420,441	1,439,500
Net realized gain (loss)	16,023,035	(4,197,807)	73,563,811	1,531,118
Change in net unrealized appreciation (depreciation) on:
Investment securities	(39,728,499)	—	40,246,623	367,523
Swap contracts	(137,152,170)	(8,849,636)	38,064,383	209,270
Change in net unrealized appreciation (depreciation)	(176,880,669)	(8,849,636)	78,311,006	576,793
Net realized and unrealized gain (loss)	(160,857,634)	(13,047,443)	151,874,817	2,107,911
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(151,441,453)	$(12,660,071)	$154,226,879	$2,140,139

The accompanying notes are an integral part of these financial statements.

128

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2026 (Unaudited)(Continued)

	Direxion Daily Gold Miners Index Bear 2X ETF	Direxion Daily Gold Miners Index Bull 2X ETF	Direxion Daily GOOGL Bear 1X ETF	Direxion Daily GOOGL Bull 2X ETF
INVESTMENT INCOME:
Dividend income	$—	$4,019,696	$—	$114,351
Interest income	2,366,097	10,430,993	274,103	16,917,178
Securities lending income	—	74,839	—	—
Total investment income	2,366,097	14,525,528	274,103	17,031,529
EXPENSES:
Investment advisory fees (Note 6)	411,794	4,519,006	54,631	3,649,427
Interest expense	73,782	5,824,297	7,245	2,131,203
Professional fees	7,848	36,678	5,343	30,492
Management service fees (Note 6)	26,603	291,956	3,529	235,726
Pricing fees	1,984	1,984	1,984	1,984
Exchange listing fees	3,055	3,055	1,984	1,984
Fund servicing fees	8,785	96,406	1,165	77,854
Licensing fees	10,982	120,507	1,055	69,771
Reports to shareholders	4,054	44,518	538	35,835
Trustees’ fees and expenses	1,071	11,796	142	9,483
Insurance fees	676	7,429	90	5,980
Other	1,976	21,702	262	17,470
Total expenses	552,610	10,979,334	77,968	6,267,209
Recoupment of expenses to Adviser (Note 6)	—	—	403	—
Less: Reimbursement of expenses from Adviser (Note 6)	—	—	(1,926)	—
Less: Investment advisory fees waived (Note 6)	—	(2,307)	—	—
Net expenses	552,610	10,977,027	76,445	6,267,209
Net investment income	1,813,487	3,548,501	197,658	10,764,320
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	—	(58,106,426)	—	—
In-kind redemptions	—	190,461,415	—	9,325,964
Swap contracts	(123,807,035)	521,421,511	(1,782,071)	682,775,579
Net realized gain (loss)	(123,807,035)	653,776,500	(1,782,071)	692,101,543
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	(34,876,810)	—	16,128,816
Swap contracts	43,921,876	(302,081,970)	(1,019,181)	(280,476,279)
Change in net unrealized appreciation (depreciation)	43,921,876	(336,958,780)	(1,019,181)	(264,347,463)
Net realized and unrealized gain (loss)	(79,885,159)	316,817,720	(2,801,252)	427,754,080
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(78,071,672)	$320,366,221	$(2,603,594)	$438,518,400

The accompanying notes are an integral part of these financial statements.

129

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2026 (Unaudited)(Continued)

	Direxion Daily HOOD Bull 2X ETF[1]	Direxion Daily INTC Bull 2X ETF[1]	Direxion Daily Junior Gold Miners Index Bear 2X ETF	Direxion Daily Junior Gold Miners Index Bull 2X ETF
INVESTMENT INCOME:
Dividend income	$—	$—	$—	$4,346,627
Interest income	88,680	165,230	915,204	7,475,164
Securities lending income	—	—	—	58,203
Total investment income	88,680	165,230	915,204	11,879,994
EXPENSES:
Investment advisory fees (Note 6)	14,498	39,510	151,873	2,267,095
Interest expense	600	14,792	21,877	2,801,997
Professional fees	4,568	4,745	6,026	20,859
Management service fees (Note 6)	936	2,553	9,812	146,462
Pricing fees	1,787	1,787	1,984	1,984
Exchange listing fees	1,787	1,786	3,055	3,055
Fund servicing fees	309	843	3,240	48,364
Licensing fees	—	—	2,480	2,480
Reports to shareholders	142	391	1,497	22,316
Trustees’ fees and expenses	38	105	395	5,916
Insurance fees	24	65	250	3,724
Offering fees	3,350	3,350	—	—
Other	70	191	730	10,879
Total expenses	28,109	70,118	203,219	5,335,131
Recoupment of expenses to Adviser (Note 6)	—	224	—	—
Less: Reimbursement of expenses from Adviser (Note 6)	(9,144)	(5,504)	—	—
Net expenses	18,965	64,838	203,219	5,335,131
Net investment income	69,715	100,392	711,985	6,544,863
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	(62,684)	—	—	(25,227,456)
In-kind redemptions	(5,596)	194,653	—	59,098,564
Swap contracts	(3,862,222)	28,591,074	(58,052,778)	426,659,270
Net realized gain (loss)	(3,930,502)	28,785,727	(58,052,778)	460,530,378
Change in net unrealized appreciation (depreciation) on:
Investment securities	(27,761)	1,948,901	—	(7,841,795)
Swap contracts	(1,987,997)	3,502,949	31,200,068	(294,732,722)
Change in net unrealized appreciation (depreciation)	(2,015,758)	5,451,850	31,200,068	(302,574,517)
Net realized and unrealized gain (loss)	(5,946,260)	34,237,577	(26,852,710)	157,955,861
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,876,545)	$34,337,969	$(26,140,725)	$164,500,724

[1]	Represents the period from November 19, 2025 (commencent of operations) to April 30, 2026.
The accompanying notes are an integral part of these financial statements.

130

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2026 (Unaudited)(Continued)

	Direxion Daily LLY Bull 2X ETF	Direxion Daily LMT Bull 2X ETF	Direxion Daily Magnificent 7 Bear 1X ETF	Direxion Daily Magnificent 7 Bull 2X ETF
INVESTMENT INCOME:
Dividend income	$9,839	$9,505	$—	$97,769
Interest income	265,478	101,776	377,362	551,920
Total investment income	275,317	111,281	377,362	649,689
EXPENSES:
Investment advisory fees (Note 6)	62,122	23,506	35,363	381,940
Interest expense	53,847	9,857	9,945	84,765
Professional fees	5,394	5,127	5,496	7,623
Management service fees (Note 6)	4,013	1,520	4,898	24,665
Pricing fees	1,984	1,984	1,984	1,984
Exchange listing fees	1,984	1,984	3,055	3,055
Fund servicing fees	1,325	501	1,616	8,148
Licensing fees	—	—	11,901	38,703
Reports to shareholders	610	235	753	3,739
Trustees’ fees and expenses	160	63	200	985
Insurance fees	102	39	126	624
Other	297	115	367	1,823
Total expenses	131,838	44,931	75,704	558,054
Recoupment of expenses to Adviser (Note 6)	1,201	—	—	10,502
Less: Reimbursement of expenses from Adviser (Note 6)	(504)	(5,299)	(20,292)	—
Net expenses	132,535	39,632	55,412	568,556
Net investment income	142,782	71,649	321,950	81,133
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	305,037	1,604	—	5,490,557
In-kind redemptions	58,963	—	—	3,372,055
Swap contracts	10,203,772	1,777,413	(853,143)	8,073,727
Net realized gain (loss)	10,567,772	1,779,017	(853,143)	16,936,339
Change in net unrealized appreciation (depreciation) on:
Investment securities	89,013	19,642	—	(8,400,826)
Swap contracts	(7,733,681)	(3,017,235)	60,591	(14,563,487)
Change in net unrealized appreciation (depreciation)	(7,644,668)	(2,997,593)	60,591	(22,964,313)
Net realized and unrealized gain (loss)	2,923,104	(1,218,576)	(792,552)	(6,027,974)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,065,886	$(1,146,927)	$(470,602)	$(5,946,841)

The accompanying notes are an integral part of these financial statements.

131

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2026 (Unaudited)(Continued)

	Direxion Daily META Bear 1X ETF	Direxion Daily META Bull 2X ETF	Direxion Daily MRVL Bull 2X ETF[1]	Direxion Daily MSCI Brazil Bull 2X ETF
INVESTMENT INCOME:
Dividend income	$—	$154,911	$439	$1,588,374
Interest income	128,994	10,472,256	64,332	1,285,161
Securities lending income	—	—	—	26,905
Total investment income	128,994	10,627,167	64,771	2,900,440
EXPENSES:
Investment advisory fees (Note 6)	26,654	2,250,164	15,069	475,587
Interest expense	7,127	163,023	402	509,963
Professional fees	5,149	20,561	2,269	8,303
Management service fees (Note 6)	1,723	145,258	973	30,729
Pricing fees	1,984	1,984	866	1,984
Exchange listing fees	1,984	1,984	866	3,055
Fund servicing fees	568	48,003	321	10,146
Licensing fees	510	43,587	—	41,004
Reports to shareholders	266	21,897	147	4,693
Trustees’ fees and expenses	71	5,733	40	1,243
Insurance fees	44	3,654	25	783
Offering fees	—	—	1,623	—
Excise tax	—	—	—	2,993
Other	129	10,675	72	2,288
Total expenses	46,209	2,716,523	22,673	1,092,771
Recoupment of expenses to Adviser (Note 6)	—	—	348	—
Less: Reimbursement of expenses from Adviser (Note 6)	(5,320)	—	(3,531)	—
Net expenses	40,889	2,716,523	19,490	1,092,771
Net investment income	88,105	7,910,644	45,281	1,807,669
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	—	(919,216)	—	(59,996)
In-kind redemptions	—	5,468,152	307,902	11,379,308
Swap contracts	850,962	37,259,960	15,358,282	51,095,028
Net realized gain	850,962	41,808,896	15,666,184	62,414,340
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	3,670,339	566,749	889,659
Swap contracts	(468,555)	(26,063,370)	244,018	(3,938,283)
Change in net unrealized appreciation (depreciation)	(468,555)	(22,393,031)	810,767	(3,048,624)
Net realized and unrealized gain	382,407	19,415,865	16,476,951	59,365,716
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$470,512	$27,326,509	$16,522,232	$61,173,385

[1]	Represents the period from February 11, 2026 (commencent of operations) to April 30, 2026.
The accompanying notes are an integral part of these financial statements.

132

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2026 (Unaudited)(Continued)

	Direxion Daily MSCI India Bull 2X ETF	Direxion Daily MSFT Bear 1X ETF	Direxion Daily MSFT Bull 2X ETF	Direxion Daily MU Bear 1X ETF
INVESTMENT INCOME:
Dividend income	$—	$—	$235,078	$—
Interest income	583,239	210,424	7,953,407	815,384
Securities lending income	28,291	—	—	—
Total investment income	611,530	210,424	8,188,485	815,384
EXPENSES:
Investment advisory fees (Note 6)	232,614	42,422	1,659,224	152,172
Interest expense	8,692	12,902	67,441	9,700
Professional fees	6,589	5,253	16,718	6,037
Management service fees (Note 6)	15,026	2,738	107,262	9,837
Pricing fees	1,984	1,984	1,984	1,984
Exchange listing fees	3,055	1,984	1,984	1,984
Fund servicing fees	4,962	905	35,397	3,246
Licensing fees	12,406	719	30,281	2,953
Reports to shareholders	2,287	413	16,504	1,513
Trustees’ fees and expenses	604	109	4,405	402
Insurance fees	382	69	2,754	253
Excise tax	—	—	—	217
Other	1,115	201	8,046	737
Total expenses	289,716	69,699	1,952,000	191,035
Recoupment of expenses to Adviser (Note 6)	—	964	—	11,633
Less: Reimbursement of expenses from Adviser (Note 6)	—	(4,027)	—	—
Net expenses	289,716	66,636	1,952,000	202,668
Net investment income	321,814	143,788	6,236,485	612,716
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
In-kind redemptions	310,586	—	446,786	—
Swap contracts	(6,329,749)	1,116,803	(120,356,558)	(30,954,023)
Net realized gain (loss)	(6,019,163)	1,116,803	(119,909,772)	(30,954,023)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(3,011,679)	—	(8,442,478)	—
Swap contracts	(4,321,346)	259,442	(33,861,725)	(883,738)
Change in net unrealized appreciation (depreciation)	(7,333,025)	259,442	(42,304,203)	(883,738)
Net realized and unrealized gain (loss)	(13,352,188)	1,376,245	(162,213,975)	(31,837,761)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(13,030,374)	$1,520,033	$(155,977,490)	$(31,225,045)

The accompanying notes are an integral part of these financial statements.

133

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2026 (Unaudited)(Continued)

	Direxion Daily MU Bull 2X ETF	Direxion Daily NFLX Bear 1X ETF	Direxion Daily NFLX Bull 2X ETF	Direxion Daily NVDA Bear 1X ETF
INVESTMENT INCOME:
Dividend income	$72,123	$—	$—	$—
Interest income	13,284,147	106,590	2,341,953	569,892
Total investment income	13,356,270	106,590	2,341,953	569,892
EXPENSES:
Investment advisory fees (Note 6)	2,981,126	22,018	519,666	116,030
Interest expense	1,953,204	7,520	67,262	12,902
Professional fees	26,073	5,115	8,615	5,771
Management service fees (Note 6)	192,713	1,423	33,578	7,494
Pricing fees	1,984	1,984	1,984	1,984
Exchange listing fees	1,984	1,984	1,984	1,984
Fund servicing fees	63,597	470	11,086	2,475
Licensing fees	55,355	422	9,839	2,248
Reports to shareholders	29,633	218	5,132	1,138
Trustees’ fees and expenses	7,932	58	1,362	299
Insurance fees	4,945	37	856	190
Other	14,446	106	2,502	555
Total expenses	5,332,992	41,355	663,866	153,070
Recoupment of expenses to Adviser (Note 6)	49	—	—	6,803
Less: Reimbursement of expenses from Adviser (Note 6)	—	(5,945)	—	—
Less: Investment advisory fees waived (Note 6)	(31)	—	—	—
Net expenses	5,333,010	35,410	663,866	159,873
Net investment income	8,023,260	71,180	1,678,087	410,019
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	(1,602,463)	—	(4,337,043)	—
In-kind redemptions	36,435,632	—	60,467	—
Swap contracts	810,096,471	804,687	(45,005,037)	(1,095,930)
Net realized gain (loss)	844,929,640	804,687	(49,281,613)	(1,095,930)
Change in net unrealized appreciation (depreciation) on:
Investment securities	28,334,412	—	1,837,572	—
Swap contracts	18,225,322	(381,584)	15,080,781	1,587,052
Change in net unrealized appreciation (depreciation)	46,559,734	(381,584)	16,918,353	1,587,052
Net realized and unrealized gain (loss)	891,489,374	423,103	(32,363,260)	491,122
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$899,512,634	$494,283	$(30,685,173)	$901,141

The accompanying notes are an integral part of these financial statements.

134

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2026 (Unaudited)(Continued)

	Direxion Daily NVDA Bull 2X ETF	Direxion Daily NYSE FANG+ Bull 2X ETF	Direxion Daily ORCL Bear 1X ETF[1]	Direxion Daily ORCL Bull 2X ETF[1]
INVESTMENT INCOME:
Dividend income	$9,886	$72,860	$—	$10,294
Interest income	10,001,631	1,264,549	120,852	456,080
Securities lending income	—	—	—	—
Total investment income	10,011,517	1,337,409	120,852	466,374
EXPENSES:
Investment advisory fees (Note 6)	2,257,927	434,075	25,273	84,123
Interest expense	622,249	301,756	9,056	6,473
Professional fees	20,762	7,995	4,646	5,059
Management service fees (Note 6)	145,846	28,037	1,634	5,436
Pricing fees	1,984	1,984	1,787	1,786
Exchange listing fees	1,984	3,055	1,786	1,786
Fund servicing fees	48,169	9,260	539	1,795
Licensing fees	43,167	28,939	—	—
Reports to shareholders	22,179	4,261	252	832
Trustees’ fees and expenses	5,859	1,124	68	223
Insurance fees	3,701	711	42	139
Offering fees	—	—	3,350	3,350
Excise tax	—	—	—	2
Other	10,813	2,077	123	406
Total expenses	3,184,640	823,274	48,556	111,410
Recoupment of expenses to Adviser (Note 6)	—	—	—	1,513
Less: Reimbursement of expenses from Adviser (Note 6)	—	—	(7,488)	(1,513)
Net expenses	3,184,640	823,274	41,068	111,410
Net investment income	6,826,877	514,135	79,784	354,964
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	5,014,591	5,982,297	—	—
In-kind redemptions	11,682,716	—	—	(60,573)
Swap contracts	67,740,459	32,366,845	(544,369)	(11,241,331)
Net realized gain (loss)	84,437,766	38,349,142	(544,369)	(11,301,904)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(15,142,825)	(9,769,301)	—	106,828
Swap contracts	(142,262,982)	(43,758,127)	257,300	(863,354)
Change in net unrealized appreciation (depreciation)	(157,405,807)	(53,527,428)	257,300	(756,526)
Net realized and unrealized loss	(72,968,041)	(15,178,286)	(287,069)	(12,058,430)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(66,141,164)	$(14,664,151)	$(207,285)	$(11,703,466)

[1]	Represents the period from November 19, 2025 (commencent of operations) to April 30, 2026.
The accompanying notes are an integral part of these financial statements.

135

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2026 (Unaudited)(Continued)

	Direxion Daily PANW Bear 1X ETF	Direxion Daily PANW Bull 2X ETF	Direxion Daily PLTR Bear 1X ETF	Direxion Daily PLTR Bull 2X ETF
INVESTMENT INCOME:
Interest income	$51,236	$188,974	$824,200	$10,095,208
Securities lending income	—	42	—	—
Total investment income	51,236	189,016	824,200	10,095,208
EXPENSES:
Investment advisory fees (Note 6)	10,306	38,269	166,108	1,855,371
Interest expense	6,672	9,451	61,186	739,852
Professional fees	5,032	5,230	6,121	17,957
Management service fees (Note 6)	666	2,474	10,729	119,851
Pricing fees	1,984	1,984	1,984	1,984
Exchange listing fees	1,984	1,984	1,984	1,984
Fund servicing fees	220	816	3,543	39,581
Licensing fees	—	—	3,209	35,434
Reports to shareholders	102	380	1,630	18,243
Trustees’ fees and expenses	27	101	430	4,819
Insurance fees	17	63	272	3,044
Other	49	185	794	8,893
Total expenses	27,059	60,937	257,990	2,847,013
Recoupment of expenses to Adviser (Note 6)	—	26	—	—
Less: Reimbursement of expenses from Adviser (Note 6)	(7,332)	(3,038)	—	—
Net expenses	19,727	57,925	257,990	2,847,013
Net investment income	31,509	131,091	566,210	7,248,195
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
In-kind redemptions	—	—	—	2,288,459
Swap contracts	16,609	512,548	7,359,280	(94,924,035)
Net realized gain (loss)	16,609	512,548	7,359,280	(92,635,576)
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	(132,239)	—	(27,397,199)
Swap contracts	384,867	(3,977,299)	8,725,876	(298,012,551)
Change in net unrealized appreciation (depreciation)	384,867	(4,109,538)	8,725,876	(325,409,750)
Net realized and unrealized gain (loss)	401,476	(3,596,990)	16,085,156	(418,045,326)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$432,985	$(3,465,899)	$16,651,366	$(410,797,131)

The accompanying notes are an integral part of these financial statements.

136

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2026 (Unaudited)(Continued)

	Direxion Daily PYPL Bull 2X ETF[1]	Direxion Daily QCOM Bear 1X ETF	Direxion Daily QCOM Bull 2X ETF	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF
INVESTMENT INCOME:
Dividend income	$—	$—	$4,014	$68,360
Interest income	8,706	43,483	118,067	311,136
Securities lending income	—	—	—	335
Total investment income	8,706	43,483	122,081	379,831
EXPENSES:
Investment advisory fees (Note 6)	2,157	9,411	21,526	116,408
Interest expense	—	1,002	2,137	79,376
Professional fees	1,029	5,026	5,109	5,774
Management service fees (Note 6)	139	608	1,390	7,519
Pricing fees	405	1,984	1,984	1,984
Exchange listing fees	406	1,984	1,984	3,055
Fund servicing fees	46	201	459	2,483
Licensing fees	—	—	—	9,313
Reports to shareholders	22	93	211	1,142
Trustees’ fees and expenses	6	25	55	302
Insurance fees	4	15	35	191
Offering fees	760	—	—	—
Excise tax	—	—	—	439
Other	11	45	103	557
Total expenses	4,985	20,394	34,993	228,543
Recoupment of expenses to Adviser (Note 6)	—	—	—	10
Less: Reimbursement of expenses from Adviser (Note 6)	(2,253)	(7,471)	(5,589)	(1,288)
Net expenses	2,732	12,923	29,404	227,265
Net investment income	5,974	30,560	92,677	152,566
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	—	—	41,836	—
In-kind redemptions	—	—	—	773,457
Swap contracts	265,972	(87,684)	2,662,857	5,986,472
Net realized gain (loss)	265,972	(87,684)	2,704,693	6,759,929
Change in net unrealized appreciation (depreciation) on:
Investment securities	32,566	—	173,158	(503,030)
Swap contracts	338,027	2,817	866,219	(7,109,501)
Change in net unrealized appreciation (depreciation)	370,593	2,817	1,039,377	(7,612,531)
Net realized and unrealized gain (loss)	636,565	(84,867)	3,744,070	(852,602)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$642,539	$(54,307)	$3,836,747	$(700,036)

[1]	Represents the period from March 25, 2026 (commencent of operations) to April 30, 2026.
The accompanying notes are an integral part of these financial statements.

137

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2026 (Unaudited)(Continued)

	Direxion Daily S&P 500® Bear 1X ETF	Direxion Daily S&P 500® Bull 2X ETF	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X ETF	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X ETF
INVESTMENT INCOME:
Dividend income	$—	$1,213,414	$—	$2,439,030
Less: Foreign Withholding Tax	—	(250)	—	—
Interest income	4,180,329	265,861	1,180,424	1,355,804
Securities lending income	—	470	—	41,853
Total investment income	4,180,329	1,479,495	1,180,424	3,836,687
EXPENSES:
Investment advisory fees (Note 6)	399,588	537,670	215,294	1,009,163
Interest expense	39,562	273,975	40,173	473,052
Professional fees	14,016	10,596	6,481	12,123
Management service fees (Note 6)	55,347	52,090	13,914	65,243
Pricing fees	1,984	1,984	1,984	1,984
Exchange listing fees	3,055	3,055	3,055	3,055
Fund servicing fees	18,267	17,205	4,593	21,529
Licensing fees	57,083	64,520	22,965	107,644
Reports to shareholders	8,505	7,911	2,135	10,055
Trustees’ fees and expenses	2,252	2,090	567	2,669
Insurance fees	1,419	1,320	356	1,678
Other	4,146	3,856	1,041	4,902
Total expenses	605,224	976,272	312,558	1,713,097
Recoupment of expenses to Adviser (Note 6)	—	—	1,806	—
Less: Reimbursement of expenses from Adviser (Note 6)	(51,906)	(57,093)	(1,485)	—
Net expenses	553,318	919,179	312,879	1,713,097
Net investment income	3,627,011	560,316	867,545	2,123,590
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	—	(1,523,909)	—	(7,260,492)
In-kind redemptions	—	3,661,458	—	15,525,623
Swap contracts	(8,885,817)	28,589,027	(20,008,347)	43,210,224
Net realized gain (loss)	(8,885,817)	30,726,576	(20,008,347)	51,475,355
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	9,394,581	—	59,288,006
Swap contracts	(6,864,263)	(18,082,674)	(21,277,694)	77,303,744
Change in net unrealized appreciation (depreciation)	(6,864,263)	(8,688,093)	(21,277,694)	136,591,750
Net realized and unrealized gain (loss)	(15,750,080)	22,038,483	(41,286,041)	188,067,105
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(12,123,069)	$22,598,799	$(40,418,496)	$190,190,695

The accompanying notes are an integral part of these financial statements.

138

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2026 (Unaudited)(Continued)

	Direxion Daily Semiconductors Top 5 Bear 2X ETF	Direxion Daily Semiconductors Top 5 Bull 2X ETF	Direxion Daily SHOP Bull 2X ETF	Direxion Daily SOFI Bull 2X ETF[1]
INVESTMENT INCOME:
Dividend income	$—	$3,872	$—	$—
Less: Foreign Withholding Tax	—	(523)	—	—
Interest income	32,725	63,697	160,064	22,984
Total investment income	32,725	67,046	160,064	22,984
EXPENSES:
Investment advisory fees (Note 6)	6,097	18,834	32,496	4,568
Interest expense	25	2,666	10,808	—
Professional fees	5,002	5,091	5,188	2,198
Management service fees (Note 6)	394	1,216	2,100	296
Pricing fees	1,984	1,984	1,984	866
Exchange listing fees	3,055	3,055	1,984	866
Fund servicing fees	130	402	693	97
Licensing fees	5,836	5,836	—	—
Reports to shareholders	60	184	320	46
Trustees’ fees and expenses	16	49	85	12
Insurance fees	10	31	53	8
Offering fees	—	—	—	1,623
Other	30	90	156	23
Total expenses	22,639	39,438	55,867	10,603
Less: Reimbursement of expenses from Adviser (Note 6)	(14,891)	(12,916)	(3,897)	(4,817)
Net expenses	7,748	26,522	51,970	5,786
Net investment income	24,977	40,524	108,094	17,198
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	—	39,964	(254,133)	(76,944)
In-kind redemptions	—	124,651	(2,090)	—
Swap contracts	(732,707)	(361,427)	(3,990,930)	(1,353,830)
Net realized loss	(732,707)	(196,812)	(4,247,153)	(1,430,774)
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	(74,901)	(870)	(43,950)
Swap contracts	131,569	819,491	(2,479,877)	(376,131)
Change in net unrealized appreciation (depreciation)	131,569	744,590	(2,480,747)	(420,081)
Net realized and unrealized gain (loss)	(601,138)	547,778	(6,727,900)	(1,850,855)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(576,161)	$588,302	$(6,619,806)	$(1,833,657)

[1]	Represents the period from February 11, 2026 (commencent of operations) to April 30, 2026.
The accompanying notes are an integral part of these financial statements.

139

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2026 (Unaudited)(Continued)

	Direxion Daily Technology Top 5 Bear 2X ETF	Direxion Daily Technology Top 5 Bull 2X ETF	Direxion Daily TSLA Bear 1X ETF	Direxion Daily TSLA Bull 2X ETF
INVESTMENT INCOME:
Dividend income	$—	$2,888	$—	$—
Interest income	52,784	33,073	1,349,546	111,441,411
Total investment income	52,784	35,961	1,349,546	111,441,411
EXPENSES:
Investment advisory fees (Note 6)	11,071	11,349	274,718	21,312,546
Interest expense	2,815	72	60,377	14,540,911
Professional fees	5,038	5,039	6,888	153,678
Management service fees (Note 6)	716	733	17,748	1,376,370
Pricing fees	1,984	1,984	1,984	1,984
Exchange listing fees	3,055	3,055	1,984	1,984
Fund servicing fees	236	242	5,861	503,718
Licensing fees	9,917	9,917	5,237	410,561
Reports to shareholders	110	111	2,707	208,728
Trustees’ fees and expenses	29	29	715	54,974
Insurance fees	18	19	452	34,830
Other	54	54	1,320	101,755
Total expenses	35,043	32,604	379,991	38,702,039
Less: Reimbursement of expenses from Adviser (Note 6)	(18,204)	(18,157)	—	—
Less: Investment advisory fees waived (Note 6)	—	—	—	(3,451,839)
Net expenses	16,839	14,447	379,991	35,250,200
Net investment income	35,945	21,514	969,555	76,191,211
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	—	(204,506)	—	92,970,870
In-kind redemptions	—	—	—	131,918,811
Swap contracts	413,725	(776,549)	(5,227,583)	1,622,689,327
Net realized gain (loss)	413,725	(981,055)	(5,227,583)	1,847,579,008
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	(19,764)	—	(296,017,009)
Swap contracts	(182,829)	329,094	17,796,318	(4,308,150,757)
Change in net unrealized appreciation (depreciation)	(182,829)	309,330	17,796,318	(4,604,167,766)
Net realized and unrealized gain (loss)	230,896	(671,725)	12,568,735	(2,756,588,758)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$266,841	$(650,211)	$13,538,290	$(2,680,397,547)

The accompanying notes are an integral part of these financial statements.

140

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2026 (Unaudited)(Continued)

	Direxion Daily TSM Bear 1X ETF	Direxion Daily TSM Bull 2X ETF	Direxion Daily TXN Bull 2X ETF[1]	Direxion Daily UNH Bull 2X ETF[1]
INVESTMENT INCOME:
Dividend income	$—	$189,957	$—	$—
Less: Foreign Withholding Tax	—	(39,891)	—	—
Interest income	56,334	4,812,317	11,366	12,971
Total investment income	56,334	4,962,383	11,366	12,971
EXPENSES:
Investment advisory fees (Note 6)	10,770	1,116,596	2,691	2,932
Interest expense	366	654,969	—	—
Professional fees	5,035	12,806	1,033	1,034
Management service fees (Note 6)	695	72,142	174	189
Pricing fees	1,984	1,984	406	406
Exchange listing fees	1,984	1,984	406	406
Fund servicing fees	230	23,821	57	63
Licensing fees	206	20,628	—	—
Reports to shareholders	106	11,013	27	29
Trustees’ fees and expenses	28	2,927	7	8
Insurance fees	17	1,838	4	5
Offering fees	—	—	760	760
Other	52	5,368	13	14
Total expenses	21,473	1,926,076	5,578	5,846
Less: Reimbursement of expenses from Adviser (Note 6)	(7,465)	—	(2,169)	(2,132)
Net expenses	14,008	1,926,076	3,409	3,714
Net investment income	42,326	3,036,307	7,957	9,257
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	—	(618,701)	—	—
In-kind redemptions	—	5,542,221	67,095	—
Swap contracts	(1,134,784)	130,677,527	2,012,211	1,681,802
Net realized gain (loss)	(1,134,784)	135,601,047	2,079,306	1,681,802
Change in net unrealized appreciation on:
Investment securities	—	6,274,841	78,709	68,734
Swap contracts	213,493	11,835,564	978,468	786,259
Change in net unrealized appreciation	213,493	18,110,405	1,057,177	854,993
Net realized and unrealized gain (loss)	(921,291)	153,711,452	3,136,483	2,536,795
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(878,965)	$156,747,759	$3,144,440	$2,546,052

[1]	Represents the period from March 25, 2026 (commencent of operations) to April 30, 2026.
The accompanying notes are an integral part of these financial statements.

141

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2026 (Unaudited)(Continued)

	Direxion Daily Uranium Industry Bull 2X ETF	Direxion Daily XOM Bull 2X ETF
INVESTMENT INCOME:
Dividend income	$801,302	$10,201
Interest income	478,177	104,981
Securities lending income	7,385	—
Total investment income	1,286,864	115,182
EXPENSES:
Investment advisory fees (Note 6)	191,603	25,260
Interest expense	140,678	12,769
Professional fees	6,302	5,140
Management service fees (Note 6)	12,377	1,634
Pricing fees	1,984	1,984
Exchange listing fees	3,055	1,984
Fund servicing fees	4,088	539
Licensing fees	13,687	—
Reports to shareholders	1,884	254
Trustees’ fees and expenses	500	68
Insurance fees	314	42
Excise tax	16,701	—
Other	918	124
Total expenses	394,091	49,798
Recoupment of expenses to Adviser (Note 6)	6,434	—
Less: Reimbursement of expenses from Adviser (Note 6)	(449)	(5,033)
Net expenses	400,076	44,765
Net investment income	886,788	70,417
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	(2,508,538)	(45,095)
In-kind redemptions	285,828	—
Swap contracts	(674,585)	3,135,502
Net realized gain (loss)	(2,897,295)	3,090,407
Change in net unrealized appreciation (depreciation) on:
Investment securities	424,817	213,145
Swap contracts	(2,402,044)	(270,227)
Change in net unrealized depreciation	(1,977,227)	(57,082)
Net realized and unrealized gain (loss)	(4,874,522)	3,033,325
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,987,734)	$3,103,742

The accompanying notes are an integral part of these financial statements.

142

Direxion Shares ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS

	Direxion Daily AAPL Bear 1X ETF		Direxion Daily AAPL Bull 2X ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$274,044	$916,514	$1,788,466	$4,284,392
Net realized gain (loss)	(1,902,724)	(3,119,579)	98,754,251	48,156,754
Change in net unrealized appreciation (depreciation)	1,877,319	(1,976,711)	(91,195,350)	86,329,479
Net increase (decrease) in net assets resulting from operations	248,639	(4,179,776)	9,347,367	138,770,625
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(300,016)	(947,241)	(12,086,317)	(14,985,478)
Total distributions	(300,016)	(947,241)	(12,086,317)	(14,985,478)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	101,783,808	131,155,700	232,628,029	599,499,121
Cost of shares redeemed	(107,243,089)	(127,478,960)	(241,038,808)	(605,097,030)
Transaction fees (Note 4)	32,173	38,244	56,924	138,801
Net increase (decrease) in net assets resulting from capital transactions	(5,427,108)	3,714,984	(8,353,855)	(5,459,108)
Total increase (decrease) in net assets	(5,478,485)	(1,412,033)	(11,092,805)	118,326,039
NET ASSETS:
Beginning of year/period	24,085,865	25,497,898	216,406,186	98,080,147
End of year/period	$18,607,380	$24,085,865	$205,313,381	$216,406,186
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	1,825,001	1,500,001	6,000,001	2,775,001
Shares sold	7,550,000	7,800,000	7,625,000	24,750,000
Shares repurchased	(7,950,000)	(7,475,000)	(7,150,000)	(21,525,000)
Shares outstanding, end of year/period	1,425,001	1,825,001	6,475,001	6,000,001

The accompanying notes are an integral part of these financial statements.

143

Direxion Shares ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Direxion Daily ADBE Bull 2X ETF	Direxion Daily AI and Big Data Bear 2X ETF
	For the Period March 25, 2026[1] through April 30, 2026 (Unaudited)	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$7,235	$82,186	$64,719
Net realized gain (loss)	(57,005)	878,173	(1,783,739)
Change in net unrealized appreciation (depreciation)	220,875	(998,998)	(287,021)
Net increase (decrease) in net assets resulting from operations	171,105	(38,639)	(2,006,041)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	—	(73,045)	(64,893)
Total distributions	—	(73,045)	(64,893)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,311,891	8,370,831	3,959,890
Cost of shares redeemed	(622,260)	(6,445,603)	(1,585,839)
Transaction fees (Note 4)	187	1,933	476
Net increase in net assets resulting from capital transactions	3,689,818	1,927,161	2,374,527
Total increase in net assets	3,860,923	1,815,477	303,593
NET ASSETS:
Beginning of year/period	—	2,728,845	2,425,252
End of year/period	$3,860,923	$4,544,322	$2,728,845
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	—	425,001	125,001
Shares sold	175,001	1,075,000	475,000
Shares repurchased	(25,000)	(800,000)	(175,000)
Shares outstanding, end of year/period	150,001	700,001	425,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

144

Direxion Shares ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Direxion Daily AI and Big Data Bull 2X ETF		Direxion Daily AMD Bear 1X ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	For the Period February 12, 2025[1] through October 31, 2025
OPERATIONS:
Net investment income (loss)	$(6,850)	$(30,281)	$174,864	$176,564
Net realized gain (loss)	1,799,211	119,468	(4,813,842)	(5,611,149)
Change in net unrealized appreciation (depreciation)	(10,025,730)	15,836,229	506,903	(4,233,509)
Net increase (decrease) in net assets resulting from operations	(8,233,369)	15,925,416	(4,132,075)	(9,668,094)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(770,045)	(162,753)	(265,079)	(100,915)
Total distributions	(770,045)	(162,753)	(265,079)	(100,915)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	33,946,073	129,920,050	103,834,366
Cost of shares redeemed	(12,757,797)	(8,341,215)	(127,698,493)	(69,635,392)
Transaction fees (Note 4)	3,580	2,188	38,013	20,891
Net increase (decrease) in net assets resulting from capital transactions	(12,754,217)	25,607,046	2,259,570	34,219,865
Total increase (decrease) in net assets	(21,757,631)	41,369,709	(2,137,584)	24,450,856
NET ASSETS:
Beginning of year/period	48,845,013	7,475,304	24,450,856	—
End of year/period	$27,087,382	$48,845,013	$22,313,272	$24,450,856
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	775,001	250,001	2,950,001	—
Shares sold	—	725,000	16,825,000	9,725,001
Shares repurchased	(275,000)	(200,000)	(15,250,000)	(6,775,000)
Shares outstanding, end of year/period	500,001	775,001	4,525,001	2,950,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

145

Direxion Shares ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Direxion Daily AMD Bull 2X ETF		Direxion Daily AMZN Bear 1X ETF
	Six Months Ended April 30, 2026 (Unaudited)	For the Period February 12, 2025[1] through October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$472,480	$375,446	$110,962	$178,916
Net realized gain (loss)	45,236,547	9,695,108	(1,000,904)	(473,435)
Change in net unrealized appreciation (depreciation)	(22,778,353)	34,920,778	(435,940)	(592,015)
Net increase (decrease) in net assets resultingfrom operations	22,930,674	44,991,332	(1,325,882)	(886,534)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(5,135,638)	(245,544)	(99,947)	(172,506)
Total distributions	(5,135,638)	(245,544)	(99,947)	(172,506)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	38,132,861	93,705,421	145,901,874	50,316,746
Cost of shares redeemed	(44,973,721)	(75,266,659)	(140,437,729)	(42,855,295)
Transaction fees (Note 4)	11,703	21,331	40,776	12,857
Net increase (decrease) in net assets resulting from capital transactions	(6,829,157)	18,460,093	5,504,921	7,474,308
Total increase in net assets	10,965,879	63,205,881	4,079,092	6,415,268
NET ASSETS:
Beginning of year/period	63,205,881	—	10,551,784	4,136,516
End of year/period	$74,171,760	$63,205,881	$14,630,876	$10,551,784
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	675,001	—	1,100,001	300,001
Shares sold	625,000	1,825,001	14,050,000	4,575,000
Shares repurchased	(700,000)	(1,150,000)	(13,450,000)	(3,775,000)
Shares outstanding, end of year/period	600,001	675,001	1,700,001	1,100,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

146

Direxion Shares ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Direxion Daily AMZN Bull 2X ETF		Direxion Daily ASML Bull 2X ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	For the Period February 11, 2026[1] through April 30, 2026 (Unaudited)
OPERATIONS:
Net investment income	$3,962,983	$6,990,745	$25,326
Net realized gain (loss)	66,848,915	26,179,398	(523,775)
Change in net unrealized appreciation (depreciation)	(20,175,247)	76,370,257	119,057
Net increase (decrease) in net assets resulting from operations	50,636,651	109,540,400	(379,392)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(16,037,448)	(9,118,355)	(11,871)
Total distributions	(16,037,448)	(9,118,355)	(11,871)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	431,110,289	577,337,791	10,151,084
Cost of shares redeemed	(389,645,099)	(484,603,098)	(3,111,902)
Transaction fees (Note 4)	106,137	112,017	805
Net increase in net assets resulting from capital transactions	41,571,327	92,846,710	7,039,987
Total increase in net assets	76,170,530	193,268,755	6,648,724
NET ASSETS:
Beginning of year/period	351,705,770	158,437,015	—
End of year/period	$427,876,300	$351,705,770	$6,648,724
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	8,375,001	4,950,001	—
Shares sold	12,875,000	16,000,000	400,001
Shares repurchased	(11,250,000)	(12,575,000)	(125,000)
Shares outstanding, end of year/period	10,000,001	8,375,001	275,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

147

Direxion Shares ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Direxion Daily AVGO Bear 1X ETF		Direxion Daily AVGO Bull 2X ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$134,706	$235,488	$2,131,832	$1,657,874
Net realized gain (loss)	(998,383)	(4,480,986)	46,344,305	50,776,572
Change in net unrealized appreciation (depreciation)	503,398	(1,249,041)	(19,644,236)	39,457,808
Net increase (decrease) in net assets resulting from operations	(360,279)	(5,494,539)	28,831,901	91,892,254
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(163,286)	(213,945)	(26,926,270)	(1,379,947)
Total distributions	(163,286)	(213,945)	(26,926,270)	(1,379,947)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	20,335,786	49,532,287	234,578,277	194,431,308
Cost of shares redeemed	(24,513,695)	(34,937,786)	(170,913,766)	(166,199,391)
Transaction fees (Note 4)	7,354	10,481	45,744	41,779
Net increase (decrease) in net assets resulting from capital transactions	(4,170,555)	14,604,982	63,710,255	28,273,696
Total increase (decrease) in net assets	(4,694,120)	8,896,498	65,615,886	118,786,003
NET ASSETS:
Beginning of year/period	11,628,244	2,731,746	122,891,376	4,105,373
End of year/period	$6,934,124	$11,628,244	$188,507,262	$122,891,376
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	1,250,001	100,001	1,925,001	200,001
Shares sold	2,225,000	3,875,000	5,250,000	5,925,000
Shares repurchased	(2,550,000)	(2,725,000)	(3,950,000)	(4,200,000)
Shares outstanding, end of year/period	925,001	1,250,001	3,225,001	1,925,001

The accompanying notes are an integral part of these financial statements.

148

Direxion Shares ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Direxion Daily BA Bull 2X ETF		Direxion Daily BABA Bull 2X ETF
	Six Months Ended April 30, 2026 (Unaudited)	For the Period April 23, 2025[1] through October 31, 2025	For the Period February 11, 2026[1] through April 30, 2026 (Unaudited)
OPERATIONS:
Net investment income	$220,136	$132,466	$14,143
Net realized gain (loss)	2,440,050	119,682	(1,190,557)
Change in net unrealized appreciation (depreciation)	3,031,718	(1,458,266)	108,947
Net increase (decrease) in net assets resulting from operations	5,691,904	(1,206,118)	(1,067,467)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(325,490)	(82,462)	(8,369)
Total distributions	(325,490)	(82,462)	(8,369)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,658,489	24,141,729	4,390,256
Cost of shares redeemed	(17,785,102)	(2,292,490)	—
Transaction fees (Note 4)	4,993	688	—
Net increase (decrease) in net assets resulting from capital transactions	(7,121,620)	21,849,927	4,390,256
Total increase (decrease) in net assets	(1,755,206)	20,561,347	3,314,420
NET ASSETS:
Beginning of year/period	20,561,347	—	—
End of year/period	$18,806,141	$20,561,347	$3,314,420
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	600,001	—	—
Shares sold	325,000	650,001	225,001
Shares repurchased	(450,000)	(50,000)	—
Shares outstanding, end of year/period	475,001	600,001	225,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

149

Direxion Shares ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Direxion Daily Biotech Top 5 Bull 2X ETF		Direxion Daily BRKB Bull 2X ETF
	Six Months Ended April 30, 2026 (Unaudited)	For the Period October 1, 2025[1] through October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	For the Period December 11, 2024[1] through October 31, 2025
OPERATIONS:
Net investment income	$24,333	$709	$552,735	$1,048,960
Net realized gain (loss)	723,067	35,492	(1,692,403)	(5,382,046)
Change in net unrealized appreciation (depreciation)	(477,849)	388,462	4,495,317	(7,584,092)
Net increase (decrease) in net assets resulting from operations	269,551	424,663	3,355,649	(11,917,178)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(61,461)	—	(681,790)	(830,521)
Total distributions	(61,461)	—	(681,790)	(830,521)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	812,529	3,167,687	80,647,958	121,865,126
Cost of shares redeemed	(1,661,570)	—	(101,013,452)	(32,933,320)
Transaction fees (Note 4)	498	—	26,070	7,699
Net increase (decrease) in net assets resulting from capital transactions	(848,543)	3,167,687	(20,339,424)	88,939,505
Total increase (decrease) in net assets	(640,453)	3,592,350	(17,665,565)	76,191,806
NET ASSETS:
Beginning of year/period	3,592,350	—	76,191,806	—
End of year/period	$2,951,897	$3,592,350	$58,526,241	$76,191,806
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	125,001	—	3,300,001	—
Shares sold	25,000	125,001	3,550,000	4,575,001
Shares repurchased	(50,000)	—	(4,075,000)	(1,275,000)
Shares outstanding, end of year/period	100,001	125,001	2,775,001	3,300,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

150

Direxion Shares ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Direxion Daily COIN Bull 2X ETF	Direxion Daily CSCO Bear 1X ETF
	For the Period November 19, 2025[1] through April 30, 2026 (Unaudited)	Six Months Ended April 30, 2026 (Unaudited)	For the Period June 25, 2025 through October 31, 2025
OPERATIONS:
Net investment income	$31,734	$31,651	$27,888
Net realized loss	(1,973,481)	(445,545)	(51,045)
Change in net unrealized appreciation (depreciation)	152,639	(67,870)	(152,526)
Net decrease in net assets resulting from operations	(1,789,108)	(481,764)	(175,683)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(28,188)	(31,120)	(22,714)
Total distributions	(28,188)	(31,120)	(22,714)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,241,309	539,918	2,500,025
Cost of shares redeemed	(1,371,442)	(561,289)	—
Transaction fees (Note 4)	358	168	—
Net increase (decrease) in net assets resulting from capital transactions	4,870,225	(21,203)	2,500,025
Total increase (decrease) in net assets	3,052,929	(534,087)	2,301,628
NET ASSETS:
Beginning of year/period	—	2,301,628	—
End of year/period	$3,052,929	$1,767,541	$2,301,628
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	—	100,001	—
Shares sold	450,001	25,000	100,001
Shares repurchased	(125,000)	(25,000)	—
Shares outstanding, end of year/period	325,001	100,001	100,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

151

Direxion Shares ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Direxion Daily CSCO Bull 2X ETF		Direxion Daily CSI 300 China A Share Bull 2X ETF
	Six Months Ended April 30, 2026 (Unaudited)	For the Period June 25, 2025[1] through October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$57,373	$41,211	$1,512,076	$5,887,980
Net realized gain (loss)	1,346,004	(245,771)	42,121,731	(107,524,907)
Change in net unrealized appreciation (depreciation)	380,222	467,210	(27,023,824)	120,138,852
Net increase in net assets resulting from operations	1,783,599	262,650	16,609,983	18,501,925
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(55,241)	(30,887)	(1,422,439)	(6,074,340)
Total distributions	(55,241)	(30,887)	(1,422,439)	(6,074,340)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,920,867	6,376,834	68,382,640	110,234,132
Cost of shares redeemed	(3,865,455)	(2,424,341)	(115,637,580)	(319,056,258)
Transaction fees (Note 4)	1,160	727	64,277	179,238
Net increase (decrease) in net assets resulting from capital transactions	(943,428)	3,953,220	(47,190,663)	(208,642,888)
Total increase (decrease) in net assets	784,930	4,184,983	(32,003,119)	(196,215,303)
NET ASSETS:
Beginning of year/period	4,184,983	—	136,057,471	332,272,774
End of year/period	$4,969,913	$4,184,983	$104,054,352	$136,057,471
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	150,001	—	6,600,000	20,850,000
Shares sold	100,000	250,001	3,250,000	7,250,000
Shares repurchased	(125,000)	(100,000)	(5,450,000)	(21,500,000)
Shares outstanding, end of year/period	125,001	150,001	4,400,000	6,600,000

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

152

Direxion Shares ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Direxion Daily CSI China Internet Index Bull 2X ETF		Direxion Daily Energy Bear 2X ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$9,416,181	$7,884,854	$387,372	$588,153
Net realized gain (loss)	16,023,035	40,604,116	(4,197,807)	2,332,699
Change in net unrealized appreciation (depreciation)	(176,880,669)	42,979,000	(8,849,636)	(1,863,859)
Net increase (decrease) in net assets resulting from operations	(151,441,453)	91,467,970	(12,660,071)	1,056,993
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(9,050,611)	(8,459,780)	(317,570)	(596,014)
Total distributions	(9,050,611)	(10,053,574)	(317,570)	(596,014)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	138,022,889	81,351,434	66,842,575	37,900,301
Cost of shares redeemed	(59,690,547)	(204,026,483)	(29,320,633)	(43,426,755)
Transaction fees (Note 4)	14,058	45,446	8,796	13,028
Net increase (decrease) in net assets resulting from capital transactions	78,346,400	(122,629,603)	37,530,738	(5,513,426)
Total increase (decrease) in net assets	(82,145,664)	(41,215,207)	24,553,097	(5,052,447)
NET ASSETS:
Beginning of year/period	334,048,764	375,263,971	18,061,807	23,114,254
End of year/period	$251,903,100	$334,048,764	$42,614,904	$18,061,807
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	6,524,087	9,624,087	865,264	965,264
Shares sold	4,200,000	1,950,000	5,450,000	1,750,000
Shares repurchased	(1,400,000)	(5,050,000)	(2,350,000)	(1,850,000)
Shares outstanding, end of year/period	9,324,087	6,524,087	3,965,264	865,264

The accompanying notes are an integral part of these financial statements.

153

Direxion Shares ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Direxion Daily Energy Bull 2X ETF		Direxion Daily Energy Top 5 Bull 2X ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	For the Period October 1, 2025[1] through October 31, 2025
OPERATIONS:
Net investment income	$2,352,062	$6,108,192	$32,228	$3,081
Net realized gain (loss)	73,563,811	(12,028,916)	1,531,118	(48,434)
Change in net unrealized appreciation (depreciation)	78,311,006	282,150	576,793	(137,480)
Net increase (decrease) in net assets resulting from operations	154,226,879	(5,638,574)	2,140,139	(182,833)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(2,687,344)	(6,337,455)	(33,430)	—
Total distributions	(2,687,344)	(6,337,455)	(33,430)	—
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	48,029,356	78,104,740	1,882,763	2,500,025
Cost of shares redeemed	(140,888,722)	(157,051,222)	(956,309)	—
Transaction fees (Note 4)	35,562	39,035	287	—
Net increase (decrease) in net assets resulting from capital transactions	(92,823,804)	(78,907,447)	926,741	2,500,025
Total increase (decrease) in net assets	58,715,731	(90,883,476)	3,033,450	2,317,192
NET ASSETS:
Beginning of year/period	218,326,569	309,210,045	2,317,192	—
End of year/period	$277,042,300	$218,326,569	$5,350,642	$2,317,192
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	4,013,531	5,163,531	100,001	—
Shares sold	600,000	1,500,000	50,000	100,001
Shares repurchased	(1,750,000)	(2,650,000)	(25,000)	—
Shares outstanding, end of year/period	2,863,531	4,013,531	125,001	100,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

154

Direxion Shares ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Direxion Daily Gold Miners Index Bear 2X ETF[1]		Direxion Daily Gold Miners Index Bull 2X ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$1,813,487	$4,573,138	$3,548,501	$4,092,018
Net realized gain (loss)	(123,807,035)	(112,938,849)	653,776,500	484,528,503
Change in net unrealized appreciation (depreciation)	43,921,876	(15,459,828)	(336,958,780)	169,162,845
Net increase (decrease) in net assets resulting from operations	(78,071,672)	(123,825,539)	320,366,221	657,783,366
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(2,396,855)	(4,272,926)	(3,119,370)	(4,396,121)
Return of capital	—	—	—	(662,349)
Total distributions	(2,396,855)	(4,272,926)	(3,119,370)	(5,058,470)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	331,372,472	561,227,391	554,692,420	656,883,277
Cost of shares redeemed	(262,571,951)	(409,862,600)	(925,475,698)	(798,541,757)
Transaction fees (Note 4)	78,769	122,956	220,745	172,097
Net increase (decrease) in net assets resulting from capital transactions	68,879,290	151,487,747	(370,562,533)	(141,486,383)
Total increase (decrease) in net assets	(11,589,237)	23,389,282	(53,315,682)	511,238,513
NET ASSETS:
Beginning of year/period	118,371,962	94,982,680	1,078,075,572	566,837,059
End of year/period	$106,782,725	$118,371,962	$1,024,759,890	$1,078,075,572
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	1,029,084	184,102	8,101,908	11,251,908
Shares sold	5,865,000	2,935,000	2,600,000	8,650,000
Shares repurchased	(4,880,172)	(2,090,018)	(4,700,000)	(11,800,000)
Shares outstanding, end of year/period	2,013,912	1,029,084	6,001,908	8,101,908

[1]	Effective March 5, 2026, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.
The accompanying notes are an integral part of these financial statements.

155

Direxion Shares ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Direxion Daily GOOGL Bear 1X ETF		Direxion Daily GOOGL Bull 2X ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$197,658	$209,602	$10,764,320	$8,001,710
Net realized gain (loss)	(1,782,071)	(2,517,953)	692,101,543	52,870,907
Change in net unrealized appreciation (depreciation)	(1,019,181)	(834,948)	(264,347,463)	346,998,708
Net increase (decrease) in net assets resulting from operations	(2,603,594)	(3,143,299)	438,518,400	407,871,325
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(222,468)	(172,349)	(41,043,672)	(9,219,625)
Total distributions	(222,468)	(172,349)	(41,043,672)	(9,219,625)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	130,244,105	56,897,727	1,009,333,713	741,417,999
Cost of shares redeemed	(121,301,478)	(45,425,500)	(997,535,037)	(567,496,901)
Transaction fees (Note 4)	35,543	13,627	251,667	125,698
Net increase in net assets resulting from capital transactions	8,978,170	11,485,854	12,050,343	174,046,796
Total increase in net assets	6,152,108	8,170,206	409,525,071	572,698,496
NET ASSETS:
Beginning of year/period	12,286,441	4,116,235	726,549,926	153,851,430
End of year/period	$18,438,549	$12,286,441	$1,136,074,997	$726,549,926
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	1,600,001	300,001	8,725,001	3,925,001
Shares sold	19,725,000	5,850,000	9,650,000	17,450,000
Shares repurchased	(17,900,000)	(4,550,000)	(10,075,000)	(12,650,000)
Shares outstanding, end of year/period	3,425,001	1,600,001	8,300,001	8,725,001

The accompanying notes are an integral part of these financial statements.

156

Direxion Shares ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Direxion Daily HOOD Bull 2X ETF	Direxion Daily INTC Bull 2X ETF
	For the Period November 19, 2025[1] through April 30, 2026 (Unaudited)	For the Period November 19, 2025[1] through April 30, 2026 (Unaudited)
OPERATIONS:
Net investment income	$69,715	$100,392
Net realized gain (loss)	(3,930,502)	28,785,727
Change in net unrealized appreciation (depreciation)	(2,015,758)	5,451,850
Net increase (decrease) in net assets resulting from operations	(5,876,545)	34,337,969
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(50,873)	(63,586)
Total distributions	(50,873)	(63,586)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	18,033,179	25,353,325
Cost of shares redeemed	(2,645,780)	(15,144,790)
Transaction fees (Note 4)	533	4,294
Net increase in net assets resulting from capital transactions	15,387,932	10,212,829
Total increase in net assets	9,460,514	44,487,212
NET ASSETS:
Beginning of year/period	—	—
End of year/period	$9,460,514	$44,487,212
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	—	—
Shares sold	1,500,001	650,001
Shares repurchased	(200,000)	(325,000)
Shares outstanding, end of year/period	1,300,001	325,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

157

Direxion Shares ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Direxion Daily Junior Gold Miners Index Bear 2X ETF[1]		Direxion Daily Junior Gold Miners Index Bull 2X ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$711,985	$2,567,153	$6,544,863	$5,402,838
Net realized gain (loss)	(58,052,778)	(74,199,049)	460,530,378	258,193,034
Change in net unrealized appreciation (depreciation)	31,200,068	(11,779,845)	(302,574,517)	126,740,112
Net increase (decrease) in net assets resulting from operations	(26,140,725)	(83,411,741)	164,500,724	390,335,984
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(981,274)	(2,523,926)	(6,074,468)	(5,482,981)
Total distributions	(981,274)	(2,523,926)	(6,074,468)	(5,482,981)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	153,601,311	308,233,215	161,433,315	195,374,814
Cost of shares redeemed	(123,811,261)	(228,610,054)	(321,267,995)	(426,580,147)
Transaction fees (Note 4)	37,143	68,583	78,301	94,936
Net increase (decrease) in net assets resulting from capital transactions	29,827,193	79,691,744	(159,756,379)	(231,110,397)
Total increase (decrease) in net assets	2,705,194	(6,243,923)	(1,330,123)	153,742,606
NET ASSETS:
Beginning of year/period	48,692,074	54,935,997	476,341,048	322,598,442
End of year/period	$51,397,268	$48,692,074	$475,010,925	$476,341,048
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	549,902	117,402	3,393,351	6,193,351
Shares sold	3,420,000	1,960,000	650,000	3,200,000
Shares repurchased	(2,515,124)	(1,527,500)	(1,450,000)	(6,000,000)
Shares outstanding, end of year/period	1,454,778	549,902	2,593,351	3,393,351

[1]	Effective March 5, 2026, the Fund had a 1:20 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:20 stock split.
The accompanying notes are an integral part of these financial statements.

158

Direxion Shares ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Direxion Daily LLY Bull 2X ETF		Direxion Daily LMT Bull 2X ETF
	Six Months Ended April 30, 2026 (Unaudited)	For the Period March 26, 2025[1] through October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	For the Period August 6, 2025[1] through October 31, 2025
OPERATIONS:
Net investment income	$142,782	$172,067	$71,649	$25,569
Net realized gain	10,567,772	1,661,601	1,779,017	91,770
Change in net unrealized appreciation (depreciation)	(7,644,668)	7,663,465	(2,997,593)	960,021
Net increase (decrease) in net assets resulting from operations	3,065,886	9,497,133	(1,146,927)	1,077,360
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(1,922,759)	(149,288)	(162,181)	(15,564)
Total distributions	(1,922,759)	(149,288)	(162,181)	(15,564)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	19,121,420	31,046,236	8,869,061	3,780,605
Cost of shares redeemed	(16,048,707)	(23,130,328)	(5,114,341)	—
Transaction fees (Note 4)	4,738	6,198	1,534	—
Net increase in net assets resulting from capital transactions	3,077,451	7,922,106	3,756,254	3,780,605
Total increase in net assets	4,220,578	17,269,951	2,447,146	4,842,401
NET ASSETS:
Beginning of year/period	17,269,951	—	4,842,401	—
End of year/period	$21,490,529	$17,269,951	$7,289,547	$4,842,401
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	825,001	—	150,001	—
Shares sold	925,000	2,200,001	200,000	150,001
Shares repurchased	(650,000)	(1,375,000)	(125,000)	—
Shares outstanding, end of year/period	1,100,001	825,001	225,001	150,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

159

Direxion Shares ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Direxion Daily Magnificent 7 Bear 1X ETF		Direxion Daily Magnificent 7 Bull 2X ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$321,950	$301,237	$81,133	$130,258
Net realized gain (loss)	(853,143)	(2,351,292)	16,936,339	2,717,416
Change in net unrealized appreciation (depreciation)	60,591	(1,774,025)	(22,964,313)	37,892,276
Net increase (decrease) in net assets resulting from operations	(470,602)	(3,824,080)	(5,946,841)	40,739,950
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(311,220)	(233,986)	(11,089,160)	(1,163,898)
Total distributions	(311,220)	(233,986)	(11,089,160)	(1,163,898)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	25,256,198	39,142,897	33,447,579	110,731,382
Cost of shares redeemed	(16,734,624)	(22,070,781)	(32,690,568)	(51,101,524)
Transaction fees (Note 4)	5,020	6,621	8,696	13,898
Net increase in net assets resulting from capital transactions	8,526,594	17,078,737	765,707	59,643,756
Total increase (decrease) in net assets	7,744,772	13,020,671	(16,270,294)	99,219,808
NET ASSETS:
Beginning of year/period	15,473,536	2,452,865	118,223,684	19,003,876
End of year/period	$23,218,308	$15,473,536	$101,953,390	$118,223,684
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	1,200,001	125,001	1,850,001	525,001
Shares sold	1,850,000	2,475,000	625,000	2,575,000
Shares repurchased	(1,250,000)	(1,400,000)	(625,000)	(1,250,000)
Shares outstanding, end of year/period	1,800,001	1,200,001	1,850,001	1,850,001

The accompanying notes are an integral part of these financial statements.

160

Direxion Shares ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Direxion Daily META Bear 1X ETF		Direxion Daily META Bull 2X ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$88,105	$223,064	$7,910,644	$2,691,788
Net realized gain (loss)	850,962	(1,271,333)	41,808,896	19,062,645
Change in net unrealized appreciation (depreciation)	(468,555)	1,172,816	(22,393,031)	(68,693,917)
Net increase (decrease) in net assets resulting from operations	470,512	124,547	27,326,509	(46,939,484)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(89,719)	(221,143)	(10,434,774)	(2,133,998)
Total distributions	(89,719)	(221,143)	(10,434,774)	(2,133,998)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	17,130,225	43,625,689	740,702,611	867,428,546
Cost of shares redeemed	(16,634,577)	(41,621,659)	(1,071,466,746)	(142,450,887)
Transaction fees (Note 4)	4,990	12,486	290,402	55,986
Net increase (decrease) in net assets resulting from capital transactions	500,638	2,016,516	(330,473,733)	725,033,645
Total increase (decrease) in net assets	881,431	1,919,920	(313,581,998)	675,960,163
NET ASSETS:
Beginning of year/period	8,117,818	6,197,898	728,696,762	52,736,599
End of year/period	$8,999,249	$8,117,818	$415,114,764	$728,696,762
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	500,001	300,001	22,650,001	1,625,001
Shares sold	1,100,000	2,725,000	26,025,000	24,775,000
Shares repurchased	(1,050,000)	(2,525,000)	(32,050,000)	(3,750,000)
Shares outstanding, end of year/period	550,001	500,001	16,625,001	22,650,001

The accompanying notes are an integral part of these financial statements.

161

Direxion Shares ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Direxion Daily MRVL Bull 2X ETF	Direxion Daily MSCI Brazil Bull 2X ETF
	For the Period February 11, 2026[1] through April 30, 2026 (Unaudited)	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$45,281	$1,807,669	$5,081,739
Net realized gain (loss)	15,666,184	62,414,340	(22,571,325)
Change in net unrealized appreciation (depreciation)	810,767	(3,048,624)	55,738,774
Net increase in net assets resulting from operations	16,522,232	61,173,385	38,249,188
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(8,467)	(1,784,500)	(5,272,074)
Total distributions	(8,467)	(1,784,500)	(5,272,074)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	25,209,171	—	61,380,630
Cost of shares redeemed	(7,994,731)	(56,794,733)	(79,655,559)
Transaction fees (Note 4)	2,043	11,749	17,809
Net increase (decrease) in net assets resulting from capital transactions	17,216,483	(56,782,984)	(18,257,120)
Total increase in net assets	33,730,248	2,605,901	14,719,994
NET ASSETS:
Beginning of year/period	—	122,705,286	107,985,292
End of year/period	$33,730,248	$125,311,187	$122,705,286
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	—	1,658,631	1,758,631
Shares sold	500,001	—	1,250,000
Shares repurchased	(125,000)	(600,000)	(1,350,000)
Shares outstanding, end of year/period	375,001	1,058,631	1,658,631

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

162

Direxion Shares ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Direxion Daily MSCI India Bull 2X ETF		Direxion Daily MSFT Bear 1X ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$321,814	$1,367,756	$143,788	$256,356
Net realized gain (loss)	(6,019,163)	1,515,015	1,116,803	(2,011,797)
Change in net unrealized appreciation (depreciation)	(7,333,025)	(12,117,537)	259,442	(352,258)
Net increase (decrease) in net assets resulting from operations	(13,030,374)	(9,234,766)	1,520,033	(2,107,699)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(347,719)	(2,400,011)	(120,019)	(252,165)
Total distributions	(347,719)	(2,400,011)	(120,019)	(252,165)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	17,853,560	32,719,173	64,737,689	28,015,939
Cost of shares redeemed	(13,816,166)	(47,266,738)	(33,739,098)	(24,626,218)
Transaction fees (Note 4)	3,343	9,743	9,922	7,388
Net increase (decrease) in net assets resulting from capital transactions	4,040,737	(14,537,822)	31,008,513	3,397,109
Total increase (decrease) in net assets	(9,337,356)	(26,172,599)	32,408,527	1,037,245
NET ASSETS:
Beginning of year/period	69,115,690	95,288,289	8,920,069	7,882,824
End of year/period	$59,778,334	$69,115,690	$41,328,596	$8,920,069
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	1,199,686	1,449,686	825,001	550,001
Shares sold	350,000	600,000	4,925,000	2,275,000
Shares repurchased	(250,000)	(850,000)	(2,650,000)	(2,000,000)
Shares outstanding, end of year/period	1,299,686	1,199,686	3,100,001	825,001

The accompanying notes are an integral part of these financial statements.

163

Direxion Shares ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Direxion Daily MSFT Bull 2X ETF		Direxion Daily MU Bear 1X ETF[1]
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$6,236,485	$4,335,110	$612,716	$134,070
Net realized gain (loss)	(119,909,772)	20,752,927	(30,954,023)	(2,304,138)
Change in net unrealized appreciation (depreciation)	(42,304,203)	16,979,055	(883,738)	(3,002,781)
Net increase (decrease) in net assets resulting from operations	(155,977,490)	42,067,092	(31,225,045)	(5,172,849)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(18,121,173)	(8,302,486)	(556,466)	(96,779)
Total distributions	(18,121,173)	(8,302,486)	(556,466)	(96,779)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	858,983,455	289,961,537	160,266,000	39,538,079
Cost of shares redeemed	(101,511,143)	(219,181,348)	(130,914,832)	(6,582,804)
Transaction fees (Note 4)	26,005	46,025	39,274	1,975
Net increase in net assets resulting from capital transactions	757,498,317	70,826,214	29,390,442	32,957,250
Total increase (decrease) in net assets	583,399,654	104,590,820	(2,391,069)	27,687,622
NET ASSETS:
Beginning of year/period	263,913,218	159,322,398	30,222,207	2,534,585
End of year/period	$847,312,872	$263,913,218	$27,831,138	$30,222,207
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	5,125,001	4,100,001	3,750,001	10,000
Shares sold	28,875,000	6,400,000	3,692,500	402,500
Shares repurchased	(3,150,000)	(5,375,000)	(3,057,545)	(37,500)
Shares outstanding, end of year/period	30,850,001	5,125,001	4,384,956	375,000

[1]	Effective March 10, 2026, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.
The accompanying notes are an integral part of these financial statements.

164

Direxion Shares ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Direxion Daily MU Bull 2X ETF		Direxion Daily NFLX Bear 1X ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$8,023,260	$850,348	$71,180	$330,715
Net realized gain (loss)	844,929,640	15,098,781	804,687	(2,821,562)
Change in net unrealized appreciation (depreciation)	46,559,734	99,298,970	(381,584)	633,576
Net increase (decrease) in net assets resulting from operations	899,512,634	115,248,099	494,283	(1,857,271)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(22,280,678)	(522,021)	(80,908)	(318,301)
Total distributions	(22,280,678)	(522,021)	(80,908)	(318,301)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,489,595,122	299,330,806	5,388,398	36,706,005
Cost of shares redeemed	(1,215,943,485)	(151,112,379)	(7,416,149)	(32,585,035)
Transaction fees (Note 4)	326,002	58,309	2,224	9,776
Net increase (decrease) in net assets resulting from capital transactions	273,977,639	148,276,736	(2,025,527)	4,130,746
Total increase (decrease) in net assets	1,151,209,595	263,002,814	(1,612,152)	1,955,174
NET ASSETS:
Beginning of year/period	268,300,615	5,297,801	6,612,505	4,657,331
End of year/period	$1,419,510,210	$268,300,615	$5,000,353	$6,612,505
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	3,750,001	225,001	450,001	200,001
Shares sold	9,450,000	8,325,000	300,000	2,375,000
Shares repurchased	(7,950,000)	(4,800,000)	(450,000)	(2,125,000)
Shares outstanding, end of year/period	5,250,001	3,750,001	300,001	450,001

The accompanying notes are an integral part of these financial statements.

165

Direxion Shares ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Direxion Daily NFLX Bull 2X ETF		Direxion Daily NVDA Bear 1X ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$1,678,087	$1,137,945	$410,019	$902,156
Net realized gain (loss)	(49,281,613)	15,955,586	(1,095,930)	(14,192,239)
Change in net unrealized appreciation (depreciation)	16,918,353	(7,365,867)	1,587,052	(1,659,926)
Net increase (decrease) in net assets resulting from operations	(30,685,173)	9,727,664	901,141	(14,950,009)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(5,975,810)	(937,767)	(446,961)	(905,764)
Total distributions	(5,975,810)	(937,767)	(446,961)	(905,764)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	249,340,429	210,355,514	20,576,613	276,033,850
Cost of shares redeemed	(163,962,272)	(100,081,429)	(37,793,701)	(250,495,740)
Transaction fees (Note 4)	47,165	24,398	11,338	75,148
Net increase (decrease) in net assets resulting from capital transactions	85,425,322	110,298,483	(17,205,750)	25,613,258
Total increase (decrease) in net assets	48,764,339	119,088,380	(16,751,570)	9,757,485
NET ASSETS:
Beginning of year/period	124,610,306	5,521,926	39,416,588	29,659,103
End of year/period	$173,374,645	$124,610,306	$22,665,018	$39,416,588
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	2,625,001	200,001	1,097,450	445,000
Shares sold	8,675,000	4,375,000	525,000	5,242,500
Shares repurchased	(5,075,000)	(1,950,000)	(975,000)	(4,590,050)
Shares outstanding, end of year/period	6,225,001	2,625,001	647,450	1,097,450

The accompanying notes are an integral part of these financial statements.

166

Direxion Shares ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Direxion Daily NVDA Bull 2X ETF		Direxion Daily NYSE FANG+ Bull 2X ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$6,826,877	$14,636,096	$514,135	$1,023,840
Net realized gain	84,437,766	274,144,990	38,349,142	22,170,054
Change in net unrealized appreciation (depreciation)	(157,405,807)	76,512,461	(53,527,428)	44,358,501
Net increase (decrease) in net assets resulting from operations	(66,141,164)	365,293,547	(14,664,151)	67,552,395
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(30,382,020)	(98,258,021)	(12,455,104)	(1,005,949)
Total distributions	(30,382,020)	(98,258,021)	(12,455,104)	(1,005,949)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	387,398,786	1,508,895,257	18,695,218	89,785,120
Cost of shares redeemed	(458,391,691)	(1,717,644,132)	—	(78,813,690)
Transaction fees (Note 4)	122,406	470,602	—	20,586
Net increase (decrease) in net assets resulting from capital transactions	(70,870,499)	(208,278,273)	18,695,218	10,992,016
Total increase (decrease) in net assets	(167,393,683)	58,757,253	(8,424,037)	77,538,462
NET ASSETS:
Beginning of year/period	714,503,800	655,746,547	139,670,815	62,132,353
End of year/period	$547,110,117	$714,503,800	$131,246,778	$139,670,815
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	4,725,001	6,000,001	529,852	429,852
Shares sold	3,525,000	14,950,000	100,000	500,000
Shares repurchased	(3,850,000)	(16,225,000)	—	(400,000)
Shares outstanding, end of year/period	4,400,001	4,725,001	629,852	529,852

The accompanying notes are an integral part of these financial statements.

167

Direxion Shares ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Direxion Daily ORCL Bear 1X ETF	Direxion Daily ORCL Bull 2X ETF	Direxion Daily PANW Bear 1X ETF
	For the Period November 19, 2025[1] through April 30, 2026 (Unaudited)	For the Period November 19, 2025[1] through April 30, 2026 (Unaudited)	Six Months Ended April 30, 2026 (Unaudited)	For the Period March 26, 2025[1] through October 31, 2025
OPERATIONS:
Net investment income	$79,784	$354,964	$31,509	$50,904
Net realized gain (loss)	(544,369)	(11,301,904)	16,609	(276,342)
Change in net unrealized appreciation (depreciation)	257,300	(756,526)	384,867	(400,540)
Net increase (decrease) in net assets resulting from operations	(207,285)	(11,703,466)	432,985	(625,978)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(56,505)	(239,565)	(39,541)	(48,578)
Total distributions	(56,505)	(239,565)	(39,541)	(48,578)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	18,741,920	74,055,204	4,415,073	3,724,105
Cost of shares redeemed	(10,946,267)	(14,617,849)	(5,508,440)	—
Transaction fees (Note 4)	3,284	3,821	1,653	—
Net increase (decrease) in net assets resulting from capital transactions	7,798,937	59,441,176	(1,091,714)	3,724,105
Total increase (decrease) in net assets	7,535,147	47,498,145	(698,270)	3,049,549
NET ASSETS:
Beginning of year/period	—	—	3,049,549	—
End of year/period	$7,535,147	$47,498,145	$2,351,279	$3,049,549
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	—	—	150,001	—
Shares sold	625,001	5,350,001	175,000	150,001
Shares repurchased	(375,000)	(1,075,000)	(225,000)	—
Shares outstanding, end of year/period	250,001	4,275,001	100,001	150,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

168

Direxion Shares ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Direxion Daily PANW Bull 2X ETF		Direxion Daily PLTR Bear 1X ETF
	Six Months Ended April 30, 2026 (Unaudited)	For the Period March 26, 2025[1] through October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	For the Period December 11, 2024 through October 31, 2025
OPERATIONS:
Net investment income	$131,091	$123,825	$566,210	$1,412,968
Net realized gain (loss)	512,548	523,025	7,359,280	(23,615,280)
Change in net unrealized appreciation (depreciation)	(4,109,538)	4,129,446	8,725,876	(6,040,405)
Net increase (decrease) in net assets resulting from operations	(3,465,899)	4,776,296	16,651,366	(28,242,717)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(719,961)	(101,657)	(658,398)	(1,250,250)
Total distributions	(719,961)	(101,657)	(658,398)	(1,250,250)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	14,162,873	16,221,576	256,311,749	348,280,754
Cost of shares redeemed	(10,276,100)	(8,726,709)	(278,859,228)	(280,565,890)
Transaction fees (Note 4)	2,968	2,618	83,657	101,334
Net increase (decrease) in net assets resulting from capital transactions	3,889,741	7,497,485	(22,463,822)	67,816,198
Total increase (decrease) in net assets	(296,119)	12,172,124	(6,470,854)	38,323,231
NET ASSETS:
Beginning of year/period	12,172,124	—	38,323,231	—
End of year/period	$11,876,005	$12,172,124	$31,852,377	$38,323,231
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	425,001	—	6,300,001	—
Shares sold	1,025,000	800,001	35,275,000	32,125,001
Shares repurchased	(675,000)	(375,000)	(37,475,000)	(25,825,000)
Shares outstanding, end of year/period	775,001	425,001	4,100,001	6,300,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

169

Direxion Shares ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Direxion Daily PLTR Bull 2X ETF		Direxion Daily PYPL Bull 2X ETF
	Six Months Ended April 30, 2026 (Unaudited)	For the Period December 11, 2024[1] through October 31, 2025	For the Period March 25, 2026[1] through April 30, 2026 (Unaudited)
OPERATIONS:
Net investment income	$7,248,195	$6,020,421	$5,974
Net realized gain (loss)	(92,635,576)	371,571,853	265,972
Change in net unrealized appreciation (depreciation)	(325,409,750)	229,303,459	370,593
Net increase (decrease) in net assets resulting from operations	(410,797,131)	606,895,733	642,539
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(104,481,062)	(4,843,783)	—
Total distributions	(104,481,062)	(4,843,783)	—
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	757,318,580	1,231,945,603	2,500,025
Cost of shares redeemed	(333,111,210)	(1,256,391,785)	—
Transaction fees (Note 4)	92,980	321,056	—
Net increase (decrease) in net assets resulting from capital transactions	424,300,350	(24,125,126)	2,500,025
Total increase (decrease) in net assets	(90,977,843)	577,926,824	3,142,564
NET ASSETS:
Beginning of year/period	577,926,824	—	—
End of year/period	$486,948,981	$577,926,824	$3,142,564
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	4,825,001	—	—
Shares sold	13,900,000	23,725,001	100,001
Shares repurchased	(6,200,000)	(18,900,000)	—
Shares outstanding, end of year/period	12,525,001	4,825,001	100,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

170

Direxion Shares ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Direxion Daily QCOM Bear 1X ETF		Direxion Daily QCOM Bull 2X ETF
	Six Months Ended April 30, 2026 (Unaudited)	For the Period June 25, 2025[1] through October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	For the Period June 25, 2025[1] through October 31, 2025
OPERATIONS:
Net investment income	$30,560	$32,149	$92,677	$33,149
Net realized gain (loss)	(87,684)	(223,535)	2,704,693	(200,302)
Change in net unrealized appreciation (depreciation)	2,817	(305,593)	1,039,377	1,051,838
Net increase (decrease) in net assets resulting from operations	(54,307)	(496,979)	3,836,747	884,685
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(31,275)	(24,943)	(79,417)	(27,114)
Total distributions	(31,275)	(24,943)	(79,417)	(27,114)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	977,931	3,664,768	16,280,712	6,777,785
Cost of shares redeemed	(568,921)	(532,835)	(7,391,789)	(609,865)
Transaction fees (Note 4)	171	160	1,403	183
Net increase in net assets resulting from capital transactions	409,181	3,132,093	8,890,326	6,168,103
Total increase in net assets	323,599	2,610,171	12,647,656	7,025,674
NET ASSETS:
Beginning of year/period	2,610,171	—	7,025,674	—
End of year/period	$2,933,770	$2,610,171	$19,673,330	$7,025,674
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	125,001	—	225,001	—
Shares sold	50,000	150,001	775,000	250,001
Shares repurchased	(25,000)	(25,000)	(275,000)	(25,000)
Shares outstanding, end of year/period	150,001	125,001	725,001	225,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

171

Direxion Shares ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF		Direxion Daily S&P 500® Bear 1X ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$152,566	$286,470	$3,627,011	$5,658,511
Net realized gain (loss)	6,759,929	(1,786,291)	(8,885,817)	(27,735,028)
Change in net unrealized appreciation (depreciation)	(7,612,531)	9,988,676	(6,864,263)	3,654,350
Net increase (decrease) in net assets resulting from operations	(700,036)	8,488,855	(12,123,069)	(18,422,167)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(147,132)	(304,417)	(3,293,560)	(5,897,276)
Total distributions	(147,132)	(304,417)	(3,293,560)	(5,897,276)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	7,598,129	1,411,078,157	1,203,282,791
Cost of shares redeemed	(2,857,626)	(7,977,671)	(1,309,814,572)	(1,192,192,175)
Transaction fees (Note 4)	572	2,276	—	—
Net increase (decrease) in net assets resulting from capital transactions	(2,857,054)	(377,266)	101,263,585	11,090,616
Total increase (decrease) in net assets	(3,704,222)	7,807,172	85,846,956	(13,228,827)
NET ASSETS:
Beginning of year/period	35,926,102	28,118,930	134,079,082	147,307,909
End of year/period	$ 32,221,880	$ 35,926,102	$219,926,038	$134,079,082
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	1,273,646	1,223,646	14,199,983	12,949,983
Shares sold	—	400,000	146,850,000	111,500,000
Shares repurchased	(100,000)	(350,000)	(136,700,000)	(110,250,000)
Shares outstanding, end of year/period	1,173,646	1,273,646	24,349,983	14,199,983

The accompanying notes are an integral part of these financial statements.

172

Direxion Shares ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Direxion Daily S&P 500® Bull 2X ETF		Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$560,316	$1,145,615	$867,545	$1,331,155
Net realized gain (loss)	30,726,576	13,985,438	(20,008,347)	11,057,898
Change in net unrealized appreciation (depreciation)	(8,688,093)	42,219,502	(21,277,694)	(5,512,771)
Net increase (decrease) in net assets resulting from operations	22,598,799	57,350,555	(40,418,496)	6,876,282
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(2,898,111)	(1,144,591)	(675,834)	(1,301,281)
Total distributions	(2,898,111)	(1,144,591)	(675,834)	(1,301,281)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	96,871,423	60,058,322	226,741,858	131,642,224
Cost of shares redeemed	(91,939,702)	(65,485,041)	(109,147,636)	(128,765,805)
Transaction fees (Note 4)	26,684	19,645	32,745	38,629
Net increase (decrease) in net assets resulting from capital transactions	4,958,405	(5,407,074)	117,626,967	2,915,048
Total increase in net assets	24,659,093	50,798,890	76,532,637	8,490,049
NET ASSETS:
Beginning of year/period	202,855,799	152,056,909	48,712,396	40,222,347
End of year/period	$227,514,892	$202,855,799	$125,245,033	$48,712,396
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	1,083,236	1,083,236	5,307,895	3,507,895
Shares sold	550,000	450,000	42,550,000	13,700,000
Shares repurchased	(500,000)	(450,000)	(18,000,000)	(11,900,000)
Shares outstanding, end of year/period	1,133,236	1,083,236	29,857,895	5,307,895

The accompanying notes are an integral part of these financial statements.

173

Direxion Shares ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X ETF		Direxion Daily Semiconductors Top 5 Bear 2X ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	For the Period October 1, 2025[1] through October 31, 2025
OPERATIONS:
Net investment income	$2,123,590	$6,513,738	$24,977	$6,200
Net realized gain (loss)	51,475,355	(64,580,910)	(732,707)	(414,919)
Change in net unrealized appreciation (depreciation)	136,591,750	37,202,801	131,569	(389,194)
Net increase (decrease) in net assets resulting from operations	190,190,695	(20,864,371)	(576,161)	(797,913)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(2,414,581)	(6,895,498)	(26,818)	—
Total distributions	(2,414,581)	(6,895,498)	(26,818)	—
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	133,062,090	125,749,507	—	2,500,025
Cost of shares redeemed	(244,765,411)	(226,668,581)	—	—
Transaction fees (Note 4)	65,184	50,576	—	—
Net increase (decrease) in net assets resulting from capital transactions	(111,638,137)	(100,868,498)	—	2,500,025
Total increase (decrease) in net assets	76,137,977	(128,628,367)	(602,979)	1,702,112
NET ASSETS:
Beginning of year/period	221,422,977	350,051,344	1,702,112	—
End of year/period	$297,560,954	$221,422,977	$1,099,133	$1,702,112
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	9,913,688	12,713,688	100,001	—
Shares sold	4,450,000	5,650,000	—	100,001
Shares repurchased	(7,250,000)	(8,450,000)	—	—
Shares outstanding, end of year/period	7,113,688	9,913,688	100,001	100,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

174

Direxion Shares ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Direxion Daily Semiconductors Top 5 Bull 2X ETF		Direxion Daily SHOP Bull 2X ETF
	Six Months Ended April 30, 2026 (Unaudited)	For the Period October 1, 2025[1] through October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	For the Period August 6, 2025[1] through October 31, 2025
OPERATIONS:
Net investment income	$40,524	$2,717	$108,094	$35,046
Net realized gain (loss)	(196,812)	54,261	(4,247,153)	1,533,573
Change in net unrealized appreciation (depreciation)	744,590	1,048,681	(2,480,747)	1,604,969
Net increase (decrease) in net assets resulting from operations	588,302	1,105,659	(6,619,806)	3,173,588
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(136,788)	—	(1,628,057)	(19,275)
Total distributions	(136,788)	—	(1,628,057)	(19,275)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,777,744	4,942,345	19,699,780	9,379,691
Cost of shares redeemed	(4,228,315)	—	(10,489,561)	(4,068,326)
Transaction fees (Note 4)	1,121	—	3,010	1,221
Net increase in net assets resulting from capital transactions	1,550,550	4,942,345	9,213,229	5,312,586
Total increase in net assets	2,002,064	6,048,004	965,366	8,466,899
NET ASSETS:
Beginning of year/period	6,048,004	—	8,466,899	—
End of year/period	$8,050,068	$6,048,004	$9,432,265	$8,466,899
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	175,001	—	200,001	—
Shares sold	175,000	175,001	1,050,000	300,001
Shares repurchased	(150,000)	—	(575,000)	(100,000)
Shares outstanding, end of year/period	200,001	175,001	675,001	200,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

175

Direxion Shares ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Direxion Daily SOFI Bull 2X ETF	Direxion Daily Technology Top 5 Bear 2X ETF
	For the Period February 11, 2026[1] through April 30, 2026 (Unaudited)	Six Months Ended April 30, 2026 (Unaudited)	For the Period October 1, 2025[1] through October 31, 2025
OPERATIONS:
Net investment income	$17,198	$35,945	$6,326
Net realized gain (loss)	(1,430,774)	413,725	(70,142)
Change in net unrealized depreciation	(420,081)	(182,829)	(150,529)
Net increase (decrease) in net assets resulting from operations	(1,833,657)	266,841	(214,345)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(10,486)	(38,040)	—
Total distributions	(10,486)	(38,040)	—
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,484,255	—	2,500,025
Cost of shares redeemed	(760,336)	—	—
Transaction fees (Note 4)	228	—	—
Net increase in net assets resulting from capital transactions	5,724,147	—	2,500,025
Total increase in net assets	3,880,004	228,801	2,285,680
NET ASSETS:
Beginning of year/period	—	2,285,680	—
End of year/period	$3,880,004	$2,514,481	$2,285,680
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	—	100,001	—
Shares sold	350,001	—	100,001
Shares repurchased	(50,000)	—	—
Shares outstanding, end of year/period	300,001	100,001	100,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

176

Direxion Shares ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Direxion Daily Technology Top 5 Bull 2X ETF		Direxion Daily TSLA Bear 1X ETF[2]
	Six Months Ended April 30, 2026 (Unaudited)	For the Period October 1, 2025[1] through October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$21,514	$1,248	$969,555	$2,198,015
Net realized loss	(981,055)	(21,843)	(5,227,583)	(41,346,161)
Change in net unrealized appreciation (depreciation)	309,330	195,304	17,796,318	(10,867,084)
Net increase (decrease) in net assets resulting from operations	(650,211)	174,709	13,538,290	(50,015,230)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(16,201)	—	(1,095,207)	(2,069,637)
Total distributions	(16,201)	—	(1,095,207)	(2,069,637)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	897,654	4,528,388	403,949,937	614,753,139
Cost of shares redeemed	(1,159,076)	—	(418,803,048)	(528,336,663)
Transaction fees (Note 4)	348	—	125,639	158,501
Net increase (decrease) in net assets resulting from capital transactions	(261,074)	4,528,388	(14,727,472)	86,574,977
Total increase (decrease) in net assets	(927,486)	4,703,097	(2,284,389)	34,490,110
NET ASSETS:
Beginning of year/period	4,703,097	—	78,512,042	44,021,932
End of year/period	$3,775,611	$4,703,097	$76,227,653	$78,512,042
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	175,001	—	1,525,000	310,000
Shares sold	50,000	175,001	7,540,000	7,832,500
Shares repurchased	(50,000)	—	(7,755,091)	(6,617,500)
Shares outstanding, end of year/period	175,001	175,001	1,309,909	1,525,000

[1]	Commencement of Operations.
[2]	Effective March 10, 2026, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.
The accompanying notes are an integral part of these financial statements.

177

Direxion Shares ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Direxion Daily TSLA Bull 2X ETF		Direxion Daily TSM Bear 1X ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$76,191,211	$143,554,287	$42,326	$110,919
Net realized gain (loss)	1,847,579,008	1,334,100,640	(1,134,784)	(506,260)
Change in net unrealized appreciation (depreciation)	(4,604,167,766)	3,130,115,574	213,493	(559,267)
Net increase (decrease) in net assets resulting from operations	(2,680,397,547)	4,607,770,501	(878,965)	(954,608)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(270,522,079)	(182,837,403)	(47,227)	(107,055)
Total distributions	(270,522,079)	(182,837,403)	(47,227)	(107,055)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,867,614,140	11,919,124,213	4,915,377	6,439,164
Cost of shares redeemed	(3,541,340,773)	(10,969,980,177)	(4,437,100)	(6,262,377)
Transaction fees (Note 4)	780,718	2,680,915	1,331	1,879
Net increase in net assets resulting from capital transactions	327,054,085	951,824,951	479,608	178,666
Total increase (decrease) in net assets	(2,623,865,541)	5,376,758,049	(446,584)	(882,997)
NET ASSETS:
Beginning of year/period	7,652,810,457	2,276,052,408	3,110,271	3,993,268
End of year/period	$5,028,944,916	$7,652,810,457	$2,663,687	$3,110,271
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	355,050,001	191,875,001	250,001	175,001
Shares sold	247,025,000	911,700,000	425,000	375,000
Shares repurchased	(199,425,000)	(748,525,000)	(375,000)	(300,000)
Shares outstanding, end of year/period	402,650,001	355,050,001	300,001	250,001

The accompanying notes are an integral part of these financial statements.

178

Direxion Shares ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Direxion Daily TSM Bull 2X ETF		Direxion Daily TXN Bull 2X ETF	Direxion Daily UNH Bull 2X ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	For the Period March 25, 2026[1] through April 30, 2026 (Unaudited)	For the Period March 25, 20261 through April 30, 2026 (Unaudited)
OPERATIONS:
Net investment income	$3,036,307	$2,957,015	$7,957	$9,257
Net realized gain	135,601,047	19,865,724	2,079,306	1,681,802
Change in net unrealized appreciation	18,110,405	60,230,025	1,057,177	854,993
Net increase in net assets resulting from operations	156,747,759	83,052,764	3,144,440	2,546,052
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(16,861,516)	(2,540,421)	—	—
Total distributions	(16,861,516)	(2,540,421)	—	—
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	349,811,655	439,683,726	4,309,772	3,075,614
Cost of shares redeemed	(201,404,221)	(292,214,147)	(1,256,186)	—
Transaction fees (Note 4)	51,459	70,388	251	—
Net increase in net assets resulting from capital transactions	148,458,893	147,539,967	3,053,837	3,075,614
Total increase in net assets	288,345,136	228,052,310	6,198,277	5,621,666
NET ASSETS:
Beginning of year/period	250,242,359	22,190,049	—	—
End of year/period	$538,587,495	$250,242,359	$6,198,277	$5,621,666
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	4,725,001	775,001	—	—
Shares sold	5,625,000	13,275,000	150,001	125,001
Shares repurchased	(3,325,000)	(9,325,000)	(25,000)	—
Shares outstanding, end of year/period	7,025,001	4,725,001	125,001	125,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

179

Direxion Shares ETF Trust
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Direxion Daily Uranium Industry Bull 2X ETF		Direxion Daily XOM Bull 2X ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	For the Period April 23, 2025[1] through October 31, 2025
OPERATIONS:
Net investment income	$886,788	$206,998	$70,417	$44,870
Net realized gain (loss)	(2,897,295)	517,939	3,090,407	(149,045)
Change in net unrealized appreciation (depreciation)	(1,977,227)	15,462,361	(57,082)	216,693
Net increase (decrease) in net assets resulting from operations	(3,987,734)	16,187,298	3,103,742	112,518
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(3,775,245)	(378,458)	(63,735)	(39,232)
Total distributions	(3,775,245)	(378,458)	(63,735)	(39,232)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	27,167,674	45,329,883	7,543,778	5,235,952
Cost of shares redeemed	(17,639,255)	(15,987,299)	(5,954,945)	(2,004,152)
Transaction fees (Note 4)	4,969	3,859	1,787	601
Net increase in net assets resulting from capital transactions	9,533,388	29,346,443	1,590,620	3,232,401
Total increase in net assets	1,770,409	45,155,283	4,630,627	3,305,687
NET ASSETS:
Beginning of year/period	53,048,612	7,893,329	3,305,687	—
End of year/period	$54,819,021	$53,048,612	$7,936,314	$3,305,687
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	1,025,001	325,001	125,001	—
Shares sold	650,000	1,225,000	175,000	200,001
Shares repurchased	(425,000)	(525,000)	(125,000)	(75,000)
Shares outstanding, end of year/period	1,250,001	1,025,001	175,001	125,001

[1]	Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

180

DIREXION SHARES ETF TRUST
FINANCIAL HIGHLIGHTS
April 30, 2026

												RATIOS TO AVERAGE NET ASSETS[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[4]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Portfolio Turnover Rate[7]
Direxion Daily AAPL Bear 1X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	$13.20	$0.18	$(0.13)	$0.05	$(0.19)	$ —	$ —	$(0.19)	$13.06	0.36%	$18,607	1.01%	1.02%	2.67%	0.93%	0.94%	2.75%	0%
For the Year Ended October 31, 2025	17.00	0.52	(3.80)	(3.28)	(0.52)	—	—	(0.52)	13.20	−19.74%	24,086	1.17%	1.17%	3.11%	0.91%	0.91%	3.37%	0%
For the Year Ended October 31, 2024	22.85	0.81	(5.86)	(5.05)	(0.80)	—	—	(0.80)	17.00	−22.47%	25,498	1.15%	1.10%	4.09%	0.95%	0.90%	4.29%	0%
For the Year Ended October 31, 2023	26.21	0.91	(3.51)	(2.60)	(0.75)	(0.01)	—	(0.76)	22.85	−9.96%	36,563	1.04%	1.02%	3.94%	0.95%	0.93%	4.03%	0%
For the Period August 9, 2022[8] through October 31, 2022	25.00	0.09	1.15	1.24	(0.03)	—	—	(0.03)	26.21	4.95%	13,105	0.98%	2.06%	1.51%	0.95%	2.03%	1.54%	0%
Direxion Daily AAPL Bull 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	36.07	0.34	(2.17)	(1.83)	(0.36)	(2.17)	—	(2.53)	31.71	−5.64%	205,313	1.36%	1.36%	2.11%	0.86%	0.86%	2.61%	0%
For the Year Ended October 31, 2025	35.34	0.70	5.50	6.20	(0.84)	(4.63)	—	(5.47)	36.07	17.77%	216,406	1.24%	1.24%	2.62%	0.86%	0.86%	3.00%	0%
For the Year Ended October 31, 2024	23.32	0.92	11.94	12.86	(0.84)	—	—	(0.84)	35.34	55.72%	98,080	1.29%	1.27%	2.99%	0.89%	0.87%	3.39%	30%
For the Year Ended October 31, 2023	21.87	0.71	1.23	1.94	(0.49)	—	—	(0.49)	23.32	8.95%	34,981	1.21%	1.20%	2.90%	0.95%	0.94%	3.16%	4%
For the Period August 9, 2022[8] through October 31, 2022	25.00	0.06	(3.18)	(3.12)	(0.01)	—	—	(0.01)	21.87	−12.48%	7,108	0.95%	2.40%	1.20%	0.95%	2.40%	1.20%	9%
Direxion Daily ADBE Bull 2X ETF
For the Period March 25, 2026[8] through April 30, 2026	25.00	0.06	0.68	0.74	—	—	—	—	25.74	2.96%	3,861	0.95%	1.68%	2.37%	0.95%	1.68%	2.37%	0%
Direxion Daily AI and Big Data Bear 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	6.42	0.11	0.05	0.16	(0.09)	—	—	(0.09)	6.49	2.23%	4,544	1.06%	1.48%	2.64%	0.95%	1.37%	2.75%	0%
For the Year Ended October 31, 2025	19.40	0.42	(12.93)	(12.51)	(0.47)	—	—	(0.47)	6.42	−65.62%	2,729	1.06%	2.44%	3.55%	0.95%	2.33%	3.66%	0%
For the Period May 15, 2024[8] through October 31, 2024	25.00	0.44	(5.66)	(5.22)	(0.38)	—	—	(0.38)	19.40	−20.95%	2,425	0.99%	3.27%	4.42%	0.95%	3.23%	4.46%	0%
Direxion Daily AI and Big Data Bull 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	63.03	(0.01)	(7.79)	(7.80)	—	(1.06)	—	(1.06)	54.17	−12.38%	27,087	1.25%	1.25%	(0.05)%	0.95%	0.95%	0.25%	39%
For the Year Ended October 31, 2025	29.90	(0.07)	33.69	33.62	(0.06)	(0.43)	—	(0.49)	63.03	113.55%	48,845	1.31%	1.37%	(0.17)%	0.95%	1.01%	0.19%	113%
For the Period May 15, 2024[8] through October 31, 2024	25.00	0.02	4.92	4.94	(0.04)	—	—	(0.04)	29.90	19.76%	7,475	1.07%	1.85%	0.13%	0.95%	1.73%	0.25%	51%
Direxion Daily AMD Bear 1X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	8.29	0.11	(3.20)	(3.09)	(0.27)	—	—	(0.27)	4.93	−38.74%	22,313	1.14%	1.17%	2.64%	0.95%	0.98%	2.83%	0%
For the Period February 12, 2025[8] through October 31, 2025	25.00	0.30	(16.65)	(16.35)	(0.36)	—	—	(0.36)	8.29	−66.16%	24,451	1.03%	1.28%	3.43%	0.95%	1.20%	3.51%	0%

The accompanying notes are an integral part of these financial statements.

181

DIREXION SHARES ETF TRUST
FINANCIAL HIGHLIGHTS
April 30, 2026(Continued)

												RATIOS TO AVERAGE NET ASSETS[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[4]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Portfolio Turnover Rate[7]
Direxion Daily AMD Bull 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	$93.64	$0.63	$36.59	$37.22	$(0.54)	$(6.70)	$ —	$(7.24)	$123.62	48.43%	$74,172	1.53%	1.52%	2.18%	0.90%	0.89%	2.81%	0%
For the Period February 12, 2025[8] through October 31, 2025	25.00	0.79	68.26	69.05	(0.41)	—	—	(0.41)	93.64	278.93%	63,206	1.32%	1.34%	2.60%	0.95%	0.97%	2.97%	10%
Direxion Daily AMZN Bear 1X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	9.59	0.13	(0.98)	(0.85)	(0.13)	—	—	(0.13)	8.61	−9.15%	14,631	1.05%	1.16%	2.64%	0.95%	1.06%	2.74%	0%
For the Year Ended October 31, 2025	13.79	0.37	(4.17)	(3.80)	(0.40)	—	—	(0.40)	9.59	−27.95%	10,552	1.08%	1.28%	3.29%	0.95%	1.15%	3.42%	0%
For the Year Ended October 31, 2024	19.97	0.66	(6.15)	(5.49)	(0.69)	—	—	(0.69)	13.79	−27.68%	4,137	0.97%	1.43%	4.36%	0.95%	1.41%	4.38%	0%
For the Year Ended October 31, 2023	29.86	0.98	(9.06)	(8.08)	(1.12)	(0.69)	—	(1.81)	19.97	−28.28%	2,996	1.01%	1.27%	3.81%	0.95%	1.21%	3.87%	0%
For the Period September 7, 2022[8] through October 31, 2022	25.00	0.07	4.80	4.87	(0.01)	—	—	(0.01)	29.86	19.48%	3,733	0.96%	4.96%	1.68%	0.95%	4.95%	1.69%	0%
Direxion Daily AMZN Bull 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	41.99	0.39	2.03	2.42	(0.42)	(1.20)	—	(1.62)	42.79	6.73%	427,876	0.94%	0.94%	2.41%	0.86%	0.86%	2.49%	0%
For the Year Ended October 31, 2025	32.01	1.01	10.48	11.49	(0.97)	(0.54)	—	(1.51)	41.99	36.21%	351,706	1.10%	1.10%	2.77%	0.86%	0.86%	3.01%	56%
For the Year Ended October 31, 2024	23.04	1.06	9.23	10.29	(0.98)	(0.34)	—	(1.32)	32.01	45.02%	158,437	1.09%	1.08%	3.32%	0.87%	0.86%	3.54%	0%
For the Year Ended October 31, 2023	17.89	0.61	4.96	5.57	(0.42)	—	—	(0.42)	23.04	31.53%	42,043	1.21%	1.19%	3.00%	0.95%	0.93%	3.26%	0%
For the Period September 7, 2022[8] through October 31, 2022	25.00	0.05	(7.15)	(7.10)	(0.01)	—	—	(0.01)	17.89	−28.42%	6,262	0.95%	5.02%	1.43%	0.95%	5.02%	1.43%	0%
Direxion Daily ASML Bull 2X ETF
For the Period February 11, 2026[8] through April 30, 2026	25.00	0.13	(0.90)	(0.77)	(0.05)	—	—	(0.05)	24.18	−3.07%	6,649	0.96%	1.39%	2.50%	0.95%	1.38%	2.51%	0%
Direxion Daily AVGO Bear 1X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	9.30	0.12	(1.73)	(1.61)	(0.19)	—	—	(0.19)	7.50	−17.81%	6,934	1.14%	1.21%	2.64%	0.95%	1.02%	2.83%	0%
For the Year Ended October 31, 2025	27.32	0.46	(17.92)	(17.46)	(0.34)	(0.22)	—	(0.56)	9.30	−64.94%	11,628	1.03%	1.20%	3.47%	0.95%	1.12%	3.55%	0%
For the Period October 10, 2024[8] through October 31, 2024	25.00	0.06	2.26	2.32	—	—	—	—	27.32	9.28%	2,732	0.95%	8.27%	3.57%	0.95%	8.27%	3.57%	0%
Direxion Daily AVGO Bull 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	63.84	0.55	6.65	7.20	(0.41)	(12.18)	—	(12.59)	58.45	9.97%	188,507	1.08%	1.08%	2.56%	0.86%	0.86%	2.78%	0%
For the Year Ended October 31, 2025	20.53	0.77	43.08	43.85	(0.54)	—	—	(0.54)	63.84	216.19%	122,891	1.56%	1.55%	2.27%	0.89%	0.88%	2.94%	37%
For the Period October 10, 2024[8] through October 31, 2024	25.00	0.04	(4.51)	(4.47)	—	—	—	—	20.53	−17.88%	4,105	0.95%	6.77%	3.15%	0.95%	6.77%	3.15%	0%

The accompanying notes are an integral part of these financial statements.

182

DIREXION SHARES ETF TRUST
FINANCIAL HIGHLIGHTS
April 30, 2026(Continued)

												RATIOS TO AVERAGE NET ASSETS[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[4]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Portfolio Turnover Rate[7]
Direxion Daily BA Bull 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	$34.27	$0.37	$5.43	$5.80	$(0.36)	$(0.12)	$ —	$(0.48)	$39.59	17.16%	$18,806	1.31%	1.27%	1.95%	0.95%	0.91%	2.31%	0%
For the Period April 23, 2025[8] through October 31, 2025	25.00	0.44	9.07	9.51	(0.24)	—	—	(0.24)	34.27	37.91%	20,561	1.45%	1.59%	2.04%	0.95%	1.09%	2.54%	35%
Direxion Daily BABA Bull 2X ETF
For the Period February 11, 2026[8] through April 30, 2026	25.00	0.09	(10.31)	(10.22)	(0.05)	—	—	(0.05)	14.73	−40.87%	3,314	0.95%	1.87%	2.66%	0.95%	1.87%	2.66%	186%
Direxion Daily Biotech Top 5 Bull 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	28.74	0.22	1.07	1.29	(0.20)	(0.31)	—	(0.51)	29.52	4.46%	2,952	1.08%	1.86%	1.38%	0.95%	1.73%	1.51%	137%
For the Period October 1, 2025[8] through October 31, 2025	25.00	0.01	3.73	3.74	—	—	—	—	28.74	14.95%	3,592	0.95%	6.18%	0.26%	0.95%	6.18%	0.26%	69%
Direxion Daily BRKB Bull 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	23.09	0.24	(1.92)	(1.68)	(0.32)	—	—	(0.32)	21.09	−7.40%	58,526	0.96%	0.96%	2.04%	0.88%	0.88%	2.12%	0%
For the Period December 11, 2024[8] through October 31, 2025	25.00	0.61	(2.12)	(1.51)	(0.40)	—	—	(0.40)	23.09	−6.26%	76,192	0.98%	0.98%	2.68%	0.90%	0.90%	2.76%	7%
Direxion Daily COIN Bull 2X ETF
For the Period November 19, 2025[8] through April 30, 2026	25.00	0.15	(15.62)	(15.47)	(0.14)	—	—	(0.14)	9.39	−62.01%	3,053	1.02%	1.87%	2.68%	0.95%	1.80%	2.75%	32%
Direxion Daily CSCO Bear 1X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	23.02	0.29	(5.36)	(5.07)	(0.27)	—	—	(0.27)	17.68	−22.19%	1,768	0.95%	1.61%	2.75%	0.95%	1.61%	2.75%	0%
For the Period June 25, 2025[8] through October 31, 2025	25.00	0.28	(2.03)	(1.75)	(0.23)	—	—	(0.23)	23.02	−7.10%	2,302	0.95%	2.63%	3.20%	0.95%	2.63%	3.20%	0%
Direxion Daily CSCO Bull 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	27.90	0.37	11.86	12.23	(0.37)	—	—	(0.37)	39.76	44.20%	4,970	1.01%	1.27%	2.40%	0.95%	1.21%	2.46%	0%
For the Period June 25, 2025[8] through October 31, 2025	25.00	0.26	2.85	3.11	(0.21)	—	—	(0.21)	27.90	12.56%	4,185	0.95%	1.94%	2.92%	0.95%	1.94%	2.92%	49%

The accompanying notes are an integral part of these financial statements.

183

DIREXION SHARES ETF TRUST
FINANCIAL HIGHLIGHTS
April 30, 2026(Continued)

												RATIOS TO AVERAGE NET ASSETS[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[4]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Portfolio Turnover Rate[7]
Direxion Daily CSI 300 China A Share Bull 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	$20.61	$0.26	$3.03	$3.29	$(0.25)	$ —	$ —	$(0.25)	$23.65	16.12%	$104,054	1.54%	1.54%	2.48%	0.88%	0.88%	3.14%	0%
For the Year Ended October 31, 2025	15.94	0.43	4.64	5.07	(0.40)	—	—	(0.40)	20.61	32.74%	136,057	1.05%	1.05%	2.79%	0.88%	0.88%	2.96%	76%
For the Year Ended October 31, 2024	14.87	0.38	1.11	1.49	(0.42)	—	—	(0.42)	15.94	10.56%	332,273	0.98%	0.98%	2.63%	0.90%	0.90%	2.71%	22%
For the Year Ended October 31, 2023	15.05	0.41	(0.20)	0.21	(0.39)	—	—	(0.39)	14.87	0.88%	57,246	1.02%	1.02%	2.09%	0.91%	0.91%	2.20%	57%
For the Year Ended October 31, 2022	39.31	0.13	(23.61)	(23.48)	(0.09)	(0.69)	—	(0.78)	15.05	−60.95%	39,119	0.92%	0.92%	0.46%	0.90%	0.90%	0.48%	83%
For the Year Ended October 31, 2021	32.67	(0.17)	6.81	6.64	—	—	—	—	39.31	20.32%	117,919	0.90%	0.89%	(0.42)%	0.89%	0.88%	(0.41)%	123%
Direxion Daily CSI China Internet Index Bull 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	51.20	1.33	(24.17)	(22.84)	(1.34)	—	—	(1.34)	27.02	−45.31%	251,903	1.38%	1.38%	7.25%	0.87%	0.87%	7.76%	8%
For the Year Ended October 31, 2025	38.99	1.03	12.26	13.29	(0.91)	—	(0.17)	(1.08)	51.20	35.53%	334,049	1.47%	1.47%	2.51%	0.87%	0.87%	3.11%	81%
For the Year Ended October 31, 2024	31.19	0.81	7.84	8.65	(0.85)	—	—	(0.85)	38.99	28.26%	375,264	1.12%	1.12%	2.49%	0.86%	0.86%	2.75%	105%
For the Year Ended October 31, 2023	22.27	0.71	8.62	9.33	(0.41)	—	—	(0.41)	31.19	41.58%	320,424	1.05%	1.05%	1.67%	0.88%	0.88%	1.84%	186%
For the Year Ended October 31, 2022	194.10	(0.30)	(171.53)	(171.83)	—	—	—	—	22.27	−88.53%	161,974	0.93%	0.93%	(0.42)%	0.89%	0.89%	(0.38)%	142%
For the Year Ended October 31, 2021	539.10	(2.20)	(342.80)	(345.00)	—	—	—	—	194.10	−64.00%	314,433	0.89%	0.88%	(0.70)%	0.89%	0.88%	(0.70)%	23%
Direxion Daily Energy Bear 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	20.87	0.22	(10.19)	(9.97)	(0.15)	—	—	(0.15)	10.75	−47.96%	42,615	1.00%	1.02%	3.17%	0.95%	0.97%	3.22%	0%
For the Year Ended October 31, 2025	23.95	0.67	(3.04)	(2.37)	(0.71)	—	—	(0.71)	20.87	−9.94%	18,062	1.29%	1.32%	2.99%	0.95%	0.98%	3.33%	0%
For the Year Ended October 31, 2024	27.54	1.00	(3.41)	(2.41)	(1.18)	—	—	(1.18)	23.95	−8.61%	23,114	1.19%	1.23%	4.13%	0.95%	0.99%	4.37%	0%
For the Year Ended October 31, 2023	28.94	1.03	(1.41)	(0.38)	(1.02)	—	—	(1.02)	27.54	−1.57%	26,584	1.14%	1.13%	3.59%	0.95%	0.94%	3.78%	0%
For the Year Ended October 31, 2022	109.90	0.11	(81.07)	(80.96)	—	—	—	—	28.94	−73.67%	39,513	1.00%	1.03%	0.22%	0.95%	0.98%	0.27%	0%
For the Year Ended October 31, 2021	735.70	(1.70)	(624.10)	(625.80)	—	—	—	—	109.90	−85.06%	39,105	0.95%	0.99%	(0.93)%	0.95%	0.99%	(0.93)%	0%
Direxion Daily Energy Bull 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	54.40	0.65	42.48	43.13	(0.78)	—	—	(0.78)	96.75	79.61%	277,042	1.34%	1.34%	1.83%	0.90%	0.90%	2.27%	18%
For the Year Ended October 31, 2025	59.88	1.42	(5.43)	(4.01)	(1.47)	—	—	(1.47)	54.40	−6.79%	218,327	1.16%	1.16%	2.51%	0.90%	0.90%	2.77%	8%
For the Year Ended October 31, 2024	58.76	1.67	1.14	2.81	(1.69)	—	—	(1.69)	59.88	4.67%	309,210	1.27%	1.27%	2.70%	0.89%	0.89%	3.08%	18%
For the Year Ended October 31, 2023	70.96	1.77	(12.22)	(10.45)	(1.75)	—	—	(1.75)	58.76	−14.68%	368,050	1.22%	1.22%	2.85%	0.91%	0.91%	3.16%	6%
For the Year Ended October 31, 2022	31.63	1.24	39.43	40.67	(1.34)	—	—	(1.34)	70.96	130.82%	558,028	1.03%	1.03%	2.62%	0.92%	0.92%	2.73%	8%
For the Year Ended October 31, 2021	8.45	0.51	23.20	23.71	(0.53)	—	—	(0.53)	31.63	283.45%	599,755	0.95%	0.93%	2.31%	0.94%	0.92%	2.32%	36%

The accompanying notes are an integral part of these financial statements.

184

DIREXION SHARES ETF TRUST
FINANCIAL HIGHLIGHTS
April 30, 2026(Continued)

												RATIOS TO AVERAGE NET ASSETS[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[4]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Portfolio Turnover Rate[7]
Direxion Daily Energy Top 5 Bull 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	$23.17	$0.29	$19.64	$19.93	$(0.30)	$ —	$ —	$(0.30)	$42.80	86.58%	$5,351	1.13%	2.17%	1.87%	0.95%	1.99%	2.05%	61%
For the Period October 1, 2025[8] through October 31, 2025	25.00	0.03	(1.86)	(1.83)	—	—	—	—	23.17	−7.31%	2,317	0.95%	8.13%	1.52%	0.95%	8.13%	1.52%	173%
Direxion Daily Gold Miners Index Bear 2X ETF[10]
For the Six Months Ended April 30, 2026 (Unaudited)	115.00	0.96	(54.60)	(53.64)	(8.34)	—	—	(8.34)	53.02	−52.89%	106,783	1.00%	1.00%	3.31%	0.87%	0.87%	3.44%	0%
For the Year Ended October 31, 2025	515.90	9.40	(397.90)	(388.50)	(12.40)	—	—	(12.40)	115.00	−76.85%	118,372	0.93%	0.93%	4.06%	0.87%	0.87%	4.12%	0%
For the Year Ended October 31, 2024	1343.00	33.20	(823.30)	(790.10)	(37.00)	—	—	(37.00)	515.90	−59.86%	94,983	1.17%	1.17%	4.37%	0.87%	0.87%	4.67%	0%
For the Year Ended October 31, 2023	2370.00	41.00	(1,029.00)	(988.00)	(39.00)	—	—	(39.00)	1343.00	−41.52%	169,396	1.47%	1.47%	3.42%	0.88%	0.88%	4.01%	0%
For the Year Ended October 31, 2022	2060.00	(3.00)	313.00	310.00	—	—	—	—	2370.00	15.05%	86,749	1.10%	1.09%	(0.14)%	0.92%	0.91%	0.04%	0%
For the Year Ended October 31, 2021	2008.00	(17.00)	69.00	52.00	—	—	—	—	2060.00	2.59%	64,076	0.87%	0.88%	(0.85)%	0.87%	0.88%	(0.85)%	0%
Direxion Daily Gold Miners Index Bull 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	133.06	0.58	37.62	38.20	(0.52)	—	—	(0.52)	170.74	28.70%	1,024,760	1.82%	1.83%	0.59%	0.85%	0.86%	1.56%	95%
For the Year Ended October 31, 2025	50.38	0.43	82.68	83.11	(0.43)	—	—	(0.43)	133.06	166.73%	1,078,076	1.99%	1.99%	0.65%	0.85%	0.85%	1.79%	74%
For the Year Ended October 31, 2024	28.57	0.70	21.82	22.52	(0.71)	—	—	(0.71)	50.38	79.97%	566,837	1.54%	1.54%	1.88%	0.85%	0.85%	2.57%	48%
For the Year Ended October 31, 2023	24.97	0.71	3.38	4.09	(0.49)	—	—	(0.49)	28.57	16.06%	468,632	1.20%	1.20%	2.00%	0.86%	0.86%	2.34%	108%
For the Year Ended October 31, 2022	49.07	0.25	(24.35)	(24.10)	—	—	—	—	24.97	−49.11%	375,908	0.89%	0.89%	0.56%	0.87%	0.87%	0.58%	117%
For the Year Ended October 31, 2021	76.72	(0.30)	(27.35)	(27.65)	—	—	—	—	49.07	−36.04%	750,864	0.86%	0.86%	(0.49)%	0.86%	0.86%	(0.49)%	71%
Direxion Daily GOOGL Bear 1X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	7.68	0.09	(2.27)	(2.18)	(0.12)	—	—	(0.12)	5.38	−28.71%	18,439	1.05%	1.07%	2.72%	0.95%	0.97%	2.82%	0%
For the Year Ended October 31, 2025	13.72	0.34	(5.99)	(5.65)	(0.39)	—	—	(0.39)	7.68	−42.27%	12,286	1.14%	1.28%	3.12%	0.95%	1.09%	3.31%	0%
For the Year Ended October 31, 2024	19.48	0.65	(5.81)	(5.16)	(0.60)	—	—	(0.60)	13.72	−26.68%	4,116	1.02%	1.50%	4.33%	0.95%	1.43%	4.40%	0%
For the Year Ended October 31, 2023	27.66	0.87	(8.19)	(7.32)	(0.86)	—	—	(0.86)	19.48	−26.57%	1,948	1.03%	1.40%	3.76%	0.95%	1.32%	3.84%	0%
For the Period September 7, 2022[8] through October 31, 2022	25.00	0.06	2.61	2.67	(0.01)	—	—	(0.01)	27.66	10.68%	4,150	0.95%	4.89%	1.63%	0.95%	4.89%	1.63%	0%
Direxion Daily GOOGL Bull 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	83.27	1.06	56.32	57.38	(0.92)	(2.85)	—	(3.77)	136.88	70.75%	1,136,075	1.29%	1.29%	2.21%	0.85%	0.85%	2.65%	0%
For the Year Ended October 31, 2025	39.20	1.15	44.49	45.64	(1.18)	(0.39)	—	(1.57)	83.27	119.99%	726,550	1.37%	1.37%	2.73%	0.86%	0.86%	3.24%	0%
For the Year Ended October 31, 2024	27.11	1.20	11.89	13.09	(1.00)	—	—	(1.00)	39.20	48.48%	153,851	1.17%	1.15%	3.25%	0.89%	0.87%	3.53%	52%
For the Year Ended October 31, 2023	20.42	0.70	6.52	7.22	(0.53)	—	—	(0.53)	27.11	35.52%	34,568	1.23%	1.24%	2.68%	0.95%	0.96%	2.96%	10%
For the Period September 7, 2022[8] through October 31, 2022	25.00	0.05	(4.62)	(4.57)	(0.01)	—	—	(0.01)	20.42	−18.30%	4,593	0.95%	5.02%	1.48%	0.95%	5.02%	1.48%	0%

The accompanying notes are an integral part of these financial statements.

185

DIREXION SHARES ETF TRUST
FINANCIAL HIGHLIGHTS
April 30, 2026(Continued)

												RATIOS TO AVERAGE NET ASSETS[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[4]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Portfolio Turnover Rate[7]
Direxion Daily HOOD Bull 2X ETF
For the Period November 19, 2025[8] through April 30, 2026	$25.00	$0.19	$(17.77)	$(17.58)	$(0.14)	$—	$ —	$(0.14)	$7.28	−70.52%	$9,461	0.98%	1.45%	3.61%	0.95%	1.42%	3.64%	61%
Direxion Daily INTC Bull 2X ETF
For the Period November 19, 2025[8] through April 30, 2026	25.00	0.37	111.74	112.11	(0.23)	—	—	(0.23)	136.88	451.67%	44,487	1.23%	1.33%	1.91%	0.95%	1.05%	2.19%	0%
Direxion Daily Junior Gold Miners Index Bear 2X ETF[11]
For the Six Months Ended April 30, 2026 (Unaudited)	88.86	0.73	(53.36)	(52.63)	(0.64)	—	—	(0.64)	35.33	−59.15%	51,397	1.01%	1.01%	3.51%	0.90%	0.90%	3.62%	0%
For the Year Ended October 31, 2025	468.00	8.80	(428.00)	(419.20)	(11.20)	—	—	(11.20)	88.60	−80.28%	48,692	0.94%	0.94%	4.28%	0.87%	0.87%	4.35%	0%
For the Year Ended October 31, 2024	1520.00	36.20	(1,047.00)	(1,010.80)	(41.20)	—	—	(41.20)	468.00	−67.68%	54,936	1.29%	1.29%	4.26%	0.85%	0.85%	4.70%	0%
For the Year Ended October 31, 2023	2694.00	48.00	(1,174.00)	(1,126.00)	(48.00)	—	—	(48.00)	1520.00	−41.65%	126,357	1.38%	1.38%	3.46%	0.87%	0.87%	3.97%	0%
For the Year Ended October 31, 2022	2200.00	(2.00)	496.00	494.00	—	—	—	—	2694.00	22.45%	113,621	1.08%	1.08%	(0.05)%	0.89%	0.89%	0.14%	0%
For the Year Ended October 31, 2021	2344.00	(18.00)	(126.00)	(144.00)	—	—	—	—	2200.00	−6.14%	75,675	0.87%	0.87%	(0.84)%	0.87%	0.87%	(0.84)%	0%
Direxion Daily Junior Gold Miners Index Bull 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	140.37	2.35	42.64	44.99	(2.20)	—	—	(2.20)	183.16	32.04%	475,011	1.77%	1.77%	2.16%	0.84%	0.84%	3.09%	86%
For the Year Ended October 31, 2025	52.09	1.09	88.36	89.45	(1.17)	—	—	(1.17)	140.37	174.31%	476,341	2.14%	2.14%	1.60%	0.84%	0.84%	2.90%	0%
For the Year Ended October 31, 2024	26.90	0.75	25.26	26.01	(0.82)	—	—	(0.82)	52.09	98.36%	322,598	1.58%	1.58%	2.07%	0.83%	0.83%	2.82%	22%
For the Year Ended October 31, 2023	25.93	0.64	0.76	1.40	(0.43)	—	—	(0.43)	26.90	5.10%	309,198	1.21%	1.21%	1.84%	0.85%	0.85%	2.20%	98%
For the Year Ended October 31, 2022	67.05	0.28	(41.40)	(41.12)	—	—	—	—	25.93	−61.33%	226,686	0.86%	0.86%	0.55%	0.85%	0.85%	0.56%	140%
For the Year Ended October 31, 2021	117.16	(0.08)	(49.69)	(49.77)	—	—	(0.34)	(0.34)	67.05	−42.53%	515,810	0.85%	0.85%	(0.09)%	0.84%	0.84%	(0.08)%	67%
Direxion Daily LLY Bull 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	20.93	0.21	1.35	1.56	(0.19)	(2.76)	—	(2.95)	19.54	4.62%	21,491	1.60%	1.59%	1.72%	0.95%	0.94%	2.37%	0%
For the Period March 26, 2025[8] through October 31, 2025	25.00	0.25	(4.12)	(3.87)	(0.20)	—	—	(0.20)	20.93	−15.33%	17,270	1.34%	1.45%	2.43%	0.95%	1.06%	2.82%	0%
Direxion Daily LMT Bull 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	32.29	0.46	0.68	1.14	(0.38)	(0.65)	—	(1.03)	32.40	3.73%	7,290	1.26%	1.43%	2.29%	0.95%	1.12%	2.60%	27%
For the Period August 6, 2025[8] through October 31, 2025	25.00	0.19	7.20	7.39	(0.10)	—	—	(0.10)	32.29	29.58%	4,844	1.04%	2.35%	2.62%	0.95%	2.26%	2.71%	138%

The accompanying notes are an integral part of these financial statements.

186

DIREXION SHARES ETF TRUST
FINANCIAL HIGHLIGHTS
April 30, 2026(Continued)

												RATIOS TO AVERAGE NET ASSETS[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[4]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Portfolio Turnover Rate[7]
Direxion Daily Magnificent 7 Bear 1X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	$12.89	$0.21	$0.03	$0.24	$(0.23)	$ —	$ —	$(0.23)	$12.90	1.74%	$23,218	0.55%	0.75%	3.18%	0.45%	0.65%	3.28%	0%
For the Year Ended October 31, 2025	19.62	0.61	(6.78)	(6.17)	(0.56)	—	—	(0.56)	12.89	−31.97%	15,474	0.56%	1.12%	3.91%	0.45%	1.01%	4.02%	0%
For the Period March 7, 2024[8] through October 31, 2024	25.00	0.71	(5.36)	(4.65)	(0.73)	—	—	(0.73)	19.62	−18.69%	2,453	0.46%	1.88%	4.96%	0.45%	1.87%	4.97%	0%
Direxion Daily Magnificent 7 Bull 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	63.90	0.04	(3.48)	(3.44)	(0.04)	(5.31)	—	(5.35)	55.11	−5.64%	101,953	1.12%	1.10%	0.16%	0.95%	0.93%	0.33%	200%
For the Year Ended October 31, 2025	36.20	0.07	28.85	28.92	(0.13)	(1.09)	—	(1.22)	63.90	80.94%	118,224	1.19%	1.18%	0.17%	0.95%	0.94%	0.41%	233%
For the Period March 7, 2024[8] through October 31, 2024	25.00	0.16	11.20	11.36	(0.16)	—	—	(0.16)	36.20	45.46%	19,004	1.07%	1.44%	0.76%	0.95%	1.32%	0.88%	267%
Direxion Daily META Bear 1X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	16.24	0.20	0.12	0.32	(0.20)	—	—	(0.20)	16.36	2.04%	8,999	1.15%	1.30%	2.48%	0.95%	1.10%	2.68%	0%
For the Year Ended October 31, 2025	20.66	0.54	(4.34)	(3.80)	(0.62)	—	—	(0.62)	16.24	−18.50%	8,118	1.13%	1.30%	3.26%	0.95%	1.12%	3.44%	0%
For the Period June 5, 2024[8] through October 31, 2024	25.00	0.36	(4.47)	(4.11)	(0.23)	—	—	(0.23)	20.66	−16.45%	6,198	0.97%	2.14%	4.00%	0.95%	2.12%	4.02%	0%
Direxion Daily META Bull 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	32.17	0.39	(7.08)	(6.69)	(0.40)	(0.11)	—	(0.51)	24.97	−21.00%	415,115	0.91%	0.91%	2.66%	0.86%	0.86%	2.71%	0%
For the Year Ended October 31, 2025	32.45	0.98	(0.36)	0.62	(0.90)	—	—	(0.90)	32.17	1.43%	728,697	1.41%	1.39%	2.55%	0.89%	0.87%	3.07%	62%
For the Period June 5, 2024[8] through October 31, 2024	25.00	0.36	7.30	7.66	(0.21)	—	—	(0.21)	32.45	30.64%	52,737	1.21%	1.45%	3.00%	0.95%	1.19%	3.26%	9%
Direxion Daily MRVL Bull 2X ETF
For the Period February 11, 2026[8] through April 30, 2026	25.00	0.23	64.77	65.00	(0.05)	—	—	(0.05)	89.95	260.38%	33,730	0.97%	1.13%	2.25%	0.95%	1.11%	2.27%	0%
Direxion Daily MSCI Brazil Bull 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	73.98	1.37	44.36	45.73	(1.34)	—	—	(1.34)	118.37	62.62%	125,311	1.72%	1.72%	2.85%	0.91%	0.91%	3.66%	25%
For the Year Ended October 31, 2025	61.40	2.35	12.53	14.88	(2.30)	—	—	(2.30)	73.98	26.41%	122,705	1.30%	1.30%	4.17%	0.91%	0.91%	4.56%	0%
For the Year Ended October 31, 2024	72.18	4.01	(10.88)	(6.87)	(3.91)	—	—	(3.91)	61.40	−10.66%	107,985	1.15%	1.15%	5.13%	0.91%	0.91%	5.37%	42%
For the Year Ended October 31, 2023	86.38	3.78	(14.29)	(10.51)	(3.69)	—	—	(3.69)	72.18	−12.28%	101,669	1.43%	1.43%	5.09%	0.93%	0.93%	5.59%	32%
For the Year Ended October 31, 2022	67.24	5.75	18.05	23.80	(4.66)	—	—	(4.66)	86.38	37.79%	138,954	0.98%	0.98%	7.16%	0.92%	0.92%	7.22%	54%
For the Year Ended October 31, 2021	61.66	0.56	5.94	6.50	(0.64)	—	(0.28)	(0.92)	67.24	9.83%	185,492	0.91%	0.91%	0.55%	0.91%	0.91%	0.55%	25%

The accompanying notes are an integral part of these financial statements.

187

DIREXION SHARES ETF TRUST
FINANCIAL HIGHLIGHTS
April 30, 2026(Continued)

												RATIOS TO AVERAGE NET ASSETS[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[4]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Portfolio Turnover Rate[7]
Direxion Daily MSCI India Bull 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	$57.61	$0.27	$(11.58)	$(11.31)	$(0.31)	$ —	$ —	$(0.31)	$45.99	−19.68%	$59,778	$0.94%	0.94%	1.04%	0.91%	0.91%	1.07%	0%
For the Year Ended October 31, 2025	65.73	1.02	(7.42)	(6.40)	(0.95)	(0.77)	—	(1.72)	57.61	−9.89%	69,116	1.08%	1.08%	1.74%	0.90%	0.90%	1.92%	61%
For the Year Ended October 31, 2024	45.46	0.76	20.34	21.10	(0.83)	—	—	(0.83)	65.73	46.52%	95,288	1.39%	1.39%	1.18%	0.89%	0.89%	1.68%	0%
For the Year Ended October 31, 2023	47.61	0.84	(2.29)	(1.45)	(0.70)	—	—	(0.70)	45.46	−3.02%	56,812	1.03%	1.03%	1.84%	0.92%	0.92%	1.95%	8%
For the Year Ended October 31, 2022	61.91	1.54	(14.44)	(12.90)	(1.40)	—	—	(1.40)	47.61	−21.15%	52,361	0.95%	0.95%	2.89%	0.92%	0.92%	2.92%	0%
For the Year Ended October 31, 2021	30.67	(0.41)	31.65	31.24	—	—	—	—	61.91	101.86%	92,846	0.92%	0.91%	(0.83)%	0.91%	0.90%	(0.82)%	11%
Direxion Daily MSFT Bear 1X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	10.81	0.16	2.52	2.68	(0.16)	—	—	(0.16)	13.33	24.87%	41,329	1.18%	1.23%	2.54%	0.95%	1.00%	2.77%	0%
For the Year Ended October 31, 2025	14.33	0.40	(3.47)	(3.07)	(0.45)	—	—	(0.45)	10.81	−21.80%	8,920	1.04%	1.15%	3.29%	0.95%	1.06%	3.38%	0%
For the Year Ended October 31, 2024	17.40	0.60	(3.04)	(2.44)	(0.63)	—	—	(0.63)	14.33	−13.83%	7,883	1.00%	1.16%	4.19%	0.95%	1.11%	4.24%	0%
For the Year Ended October 31, 2023	26.71	0.77	(9.39)	(8.62)	(0.68)	(0.01)	—	(0.69)	17.40	−32.53%	5,220	0.99%	1.20%	3.96%	0.95%	1.16%	4.00%	0%
For the Period September 7, 2022[8] through October 31, 2022	25.00	0.06	1.66	1.72	(0.01)	—	—	(0.01)	26.71	6.88%	4,006	0.95%	4.61%	1.67%	0.95%	4.61%	1.67%	0%
Direxion Daily MSFT Bull 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	51.50	0.41	(21.74)	(21.33)	(0.40)	(2.30)	—	(2.70)	27.47	−43.01%	847,313	0.88%	0.88%	2.82%	0.85%	0.85%	2.85%	0%
For the Year Ended October 31, 2025	38.86	1.19	14.02	15.21	(1.21)	(1.36)	—	(2.57)	51.50	40.37%	263,913	1.14%	1.14%	2.85%	0.86%	0.86%	3.13%	0%
For the Year Ended October 31, 2024	34.35	1.39	4.43	5.82	(1.31)	—	—	(1.31)	38.86	16.45%	159,322	1.19%	1.16%	3.20%	0.89%	0.86%	3.50%	0%
For the Year Ended October 31, 2023	21.54	0.99	12.47	13.46	(0.65)	—	—	(0.65)	34.35	62.95%	42,933	1.18%	1.18%	3.07%	0.95%	0.95%	3.30%	59%
For the Period September 7, 2022[8] through October 31, 2022	25.00	0.05	(3.50)	(3.45)	(0.01)	—	—	(0.01)	21.54	−13.82%	3,231	0.95%	5.19%	1.31%	0.95%	5.19%	1.31%	0%
Direxion Daily MU Bear 1X ETF[12]
For the Six Months Ended April 30, 2026 (Unaudited)	80.60	0.65	(50.58)	(49.93)	(3.11)	—	—	(3.11)	27.56	−65.34%	27,831	1.00%	0.94%	3.02%	0.95%	0.89%	3.07%	0%
For the Year Ended October 31, 2025	253.50	5.10	(171.70)	(166.60)	(6.30)	—	—	(6.30)	80.60	−67.09%	30,222	1.09%	1.47%	3.49%	0.95%	1.33%	3.63%	0%
For the Period October 10, 2024[8] through October 31, 2024	250.00	0.60	2.90	3.50	—	—	—	—	253.50	1.40%	2,535	0.95%	9.03%	3.97%	0.95%	9.03%	3.97%	0%
Direxion Daily MU Bull 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	71.55	1.53	201.98	203.51	(1.05)	(3.63)	—	(4.68)	270.38	296.49%	1,419,510	1.34%	1.34%	2.02%	0.85%	0.85%	2.51%	37%
For the Year Ended October 31, 2025	23.55	0.54	47.80	48.34	(0.34)	—	—	(0.34)	71.55	208.62%	268,301	1.48%	1.45%	2.10%	0.92%	0.89%	2.66%	33%
For the Period October 10, 2024[8] through October 31, 2024	25.00	0.05	(1.50)	(1.45)	—	—	—	—	23.55	−5.80%	5,298	0.95%	4.85%	2.98%	0.95%	4.85%	2.98%	0%

The accompanying notes are an integral part of these financial statements.

188

DIREXION SHARES ETF TRUST
FINANCIAL HIGHLIGHTS
April 30, 2026(Continued)

												RATIOS TO AVERAGE NET ASSETS[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[4]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Portfolio Turnover Rate[7]
Direxion Daily NFLX Bear 1X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	$14.69	$0.21	$2.01	$2.22	$(0.24)	$ —	$ —	$(0.24)	$16.67	15.02%	$5,000	1.21%	1.41%	2.42%	0.95%	1.15%	2.68%	0%
For the Year Ended October 31, 2025	23.29	0.51	(8.49)	(7.98)	(0.62)	—	—	(0.62)	14.69	−34.35%	6,613	0.97%	1.06%	3.42%	0.95%	1.04%	3.44%	0%
For the Period October 3, 2024[8] through October 31, 2024	25.00	0.07	(1.78)	(1.71)	—	—	—	—	23.29	−6.84%	4,657	0.95%	7.64%	3.94%	0.95%	7.64%	3.94%	0%
Direxion Daily NFLX Bull 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	47.47	0.35	(18.25)	(17.90)	(0.36)	(1.36)	—	(1.72)	27.85	−37.94%	173,375	0.96%	0.96%	2.42%	0.86%	0.86%	2.52%	0%
For the Year Ended October 31, 2025	27.61	1.32	19.67	20.99	(1.07)	(0.06)	—	(1.13)	47.47	75.68%	124,610	1.27%	1.23%	2.53%	0.93%	0.89%	2.87%	40%
For the Period October 3, 2024[8] through October 31, 2024	25.00	0.06	2.55	2.61	—	—	—	—	27.61	10.44%	5,522	0.95%	6.29%	2.88%	0.95%	6.29%	2.88%	0%
Direxion Daily NVDA Bear 1X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	35.92	0.51	(0.82)	(0.31)	(0.60)	—	—	(0.60)	35.01	−1.03%	22,665	1.03%	0.99%	2.65%	0.95%	0.91%	2.73%	0%
For the Year Ended October 31, 2025	66.60	1.74	(30.36)	(28.62)	(2.06)	—	—	(2.06)	35.92	−44.02%	39,417	1.10%	1.07%	3.32%	0.95%	0.92%	3.47%	0%
For the Year Ended October 31, 2024	272.80	4.00	(204.90)	(200.90)	(5.00)	(0.30)	—	(5.30)	66.60	−74.61%	29,659	1.10%	1.27%	4.35%	0.95%	1.12%	4.50%	0%
For the Period September 13, 2023[8] through October 31, 2023	250.00	1.00	21.80	22.80	—	—	—	—	272.80	9.12%	11,593	0.95%	1.95%	2.78%	0.95%	1.95%	2.78%	0%
Direxion Daily NVDA Bull 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	151.22	1.30	(22.50)	(21.20)	(1.24)	(4.44)	—	(5.68)	124.34	−13.68%	547,110	1.06%	1.06%	2.26%	0.85%	0.85%	2.47%	0%
For the Year Ended October 31, 2025	109.29	2.13	55.85	57.98	(2.17)	(13.88)	—	(16.05)	151.22	61.42%	714,504	1.40%	1.40%	2.34%	0.85%	0.85%	2.89%	0%
For the Year Ended October 31, 2024	21.31	2.37	87.03	89.40	(1.42)	—	—	(1.42)	109.29	423.18%	655,747	1.52%	1.51%	2.78%	0.87%	0.86%	3.43%	12%
For the Period September 13, 2023[8] through October 31, 2023	25.00	0.11	(3.80)	(3.69)	—	—	—	—	21.31	−14.76%	13,850	0.95%	1.89%	3.47%	0.95%	1.89%	3.47%	114%
Direxion Daily NYSE FANG+ Bull 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	263.60	0.87	(32.70)	(31.83)	(0.66)	(22.73)	—	(23.39)	208.38	−12.75%	131,247	1.42%	1.42%	0.89%	0.90%	0.90%	1.41%	144%
For the Year Ended October 31, 2025	144.54	1.87	119.03	120.90	(1.84)	—	—	(1.84)	263.60	84.18%	139,671	1.51%	1.47%	0.98%	0.94%	0.90%	1.55%	63%
For the Year Ended October 31, 2024	64.81	1.60	79.67	81.27	(1.54)	—	—	(1.54)	144.54	125.89%	62,132	1.50%	1.47%	1.33%	0.95%	0.92%	1.88%	92%
For the Year Ended October 31, 2023	43.60	0.68	21.00	21.68	(0.47)	—	—	(0.47)	64.81	49.68%	21,379	1.41%	1.52%	1.24%	0.95%	1.06%	1.70%	84%
For the Year Ended October 31, 2022	296.50	(0.30)	(240.80)	(241.10)	—	(11.70)	(0.10)	(11.80)	43.60	−84.62%	12,640	0.96%	1.15%	(0.39)%	0.95%	1.14%	(0.38)%	170%
For the Period September 30, 2021[8] through October 31, 2021	250.00	(0.20)	46.70	46.50	—	—	—	—	296.50	18.60%	7,413	0.95%	3.72%	(0.94)%	0.95%	3.72%	(0.94)%	20%

The accompanying notes are an integral part of these financial statements.

189

DIREXION SHARES ETF TRUST
FINANCIAL HIGHLIGHTS
April 30, 2026(Continued)

												RATIOS TO AVERAGE NET ASSETS[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[4]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Portfolio Turnover Rate[7]
Direxion Daily ORCL Bear 1X ETF
For the Period November 19, 2025[8] through April 30, 2026	$25.00	$0.33	$5.04	$5.37	$(0.23)	$ —	$ —	$(0.23)	$30.14	21.45%	$7,535	1.22%	1.44%	2.37%	0.95%	1.17%	2.64%	0%
Direxion Daily ORCL Bull 2X ETF
For the Period November 19, 2025[8] through April 30, 2026	25.00	0.17	(13.96)	(13.79)	(0.10)	—	—	(0.10)	11.11	−55.18%	47,498	1.01%	1.00%	3.15%	0.95%	0.94%	3.21%	0%
Direxion Daily PANW Bear 1X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	20.35	0.28	3.28	3.56	(0.40)	—	—	(0.40)	23.51	17.62%	2,351	1.44%	1.97%	2.29%	0.95%	1.48%	2.78%	0%
For the Period March 26, 2025[8] through October 31, 2025	25.00	0.44	(4.70)	(4.26)	(0.39)	—	—	(0.39)	20.35	−17.16%	3,052	1.16%	2.02%	3.07%	0.95%	1.81%	3.28%	0%
Direxion Daily PANW Bull 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	28.64	0.20	(11.85)	(11.65)	(0.18)	(1.49)	—	(1.67)	15.32	−41.85%	11,876	1.14%	1.20%	2.57%	0.95%	1.01%	2.76%	0%
For the Period March 26, 2025[8] through October 31, 2025	25.00	0.36	3.55	3.91	(0.27)	—	—	(0.27)	28.64	15.79%	12,172	1.12%	1.36%	2.62%	0.95%	1.19%	2.79%	0%
Direxion Daily PLTR Bear 1X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	6.08	0.09	1.71	1.80	(0.11)	—	—	(0.11)	7.77	29.79%	31,852	1.17%	1.17%	2.55%	0.89%	0.89%	2.83%	0%
For the Period December 11, 2024[8] through October 31, 2025	25.00	0.30	(18.93)	(18.63)	(0.29)	—	—	(0.29)	6.08	−74.97%	38,323	1.01%	1.01%	3.52%	0.90%	0.90%	3.63%	0%
Direxion Daily PLTR Bull 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	119.78	0.82	(65.02)	(64.20)	(0.92)	(15.78)	—	(16.70)	38.88	−60.94%	486,949	1.15%	1.15%	2.93%	0.85%	0.85%	3.23%	0%
For the Period December 11, 2024[8] through October 31, 2025	25.00	1.16	94.45	95.61	(0.83)	—	—	(0.83)	119.78	385.01%	577,927	1.59%	1.59%	2.07%	0.86%	0.86%	2.80%	11%
Direxion Daily PYPL Bull 2X ETF
For the Period March 25, 2026[8] through April 30, 2026	25.00	0.06	6.37	6.43	—	—	—	—	31.43	25.70%	3,143	0.95%	1.73%	2.08%	0.95%	1.73%	2.08%	0%
Direxion Daily QCOM Bear 1X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	20.88	0.29	(1.30)	(1.01)	(0.31)	—	—	(0.31)	19.56	−5.09%	2,934	1.03%	1.63%	2.43%	0.95%	1.55%	2.51%	0%
For the Period June 25, 2025[8] through October 31, 2025	25.00	0.28	(4.20)	(3.92)	(0.20)	—	—	(0.20)	20.88	−15.74%	2,610	0.95%	2.43%	3.28%	0.95%	2.43%	3.28%	0%

The accompanying notes are an integral part of these financial statements.

190

DIREXION SHARES ETF TRUST
FINANCIAL HIGHLIGHTS
April 30, 2026(Continued)

												RATIOS TO AVERAGE NET ASSETS[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[4]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Portfolio Turnover Rate[7]
Direxion Daily QCOM Bull 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	$31.23	$0.34	$(4.10)	$(3.76)	$(0.33)	$ —	$ —	$(0.33)	$27.14	−11.70%	$19,673	1.02%	1.22%	3.25%	0.95%	1.15%	3.32%	0%
For the Period June 25, 2025[8] through October 31, 2025	25.00	0.24	6.21	6.45	(0.22)	—	—	(0.22)	31.23	25.86%	7,026	0.97%	2.12%	2.68%	0.95%	2.10%	2.70%	0%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	28.21	0.12	(0.76)	(0.64)	(0.12)	—	—	(0.12)	27.45	−2.17%	32,222	1.46%	1.47%	0.99%	0.95%	0.96%	1.50%	0%
For the Year Ended October 31, 2025	22.98	0.23	5.24	5.47	(0.24)	—	—	(0.24)	28.21	24.07%	35,926	1.35%	1.36%	1.03%	0.95%	0.96%	1.43%	13%
For the Year Ended October 31, 2024	13.46	0.30	9.51	9.81	(0.29)	—	—	(0.29)	22.98	72.90%	28,119	1.41%	1.42%	1.36%	0.95%	0.96%	1.82%	0%
For the Year Ended October 31, 2023	11.34	0.15	2.04	2.19	(0.07)	—	—	(0.07)	13.46	19.17%	21,182	1.52%	1.57%	0.87%	0.95%	1.00%	1.44%	0%
For the Year Ended October 31, 2022	49.81	(0.13)	(37.36)	(37.49)	—	(0.98)	—	(0.98)	11.34	−76.73%	11,043	0.96%	1.01%	(0.54)%	0.95%	1.00%	(0.53)%	0%
For the Year Ended October 31, 2021	33.43	(0.38)	23.19	22.81	(2.81)	(3.62)	—	(6.43)	49.81	73.55%	46,003	0.96%	0.95%	(0.88)%	0.95%	0.94%	(0.87)%	11%
Direxion Daily S&P 500® Bear 1X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	9.44	0.15	(0.43)	(0.28)	(0.13)	—	—	(0.13)	9.03	−3.07%	219,926	0.48%	0.53%	3.18%	0.45%	0.50%	3.21%	0%
For the Year Ended October 31, 2025	11.38	0.41	(1.90)	(1.49)	(0.45)	—	—	(0.45)	9.44	−13.42%	134,079	0.49%	0.55%	3.84%	0.45%	0.51%	3.88%	0%
For the Year Ended October 31, 2024	15.24	0.55	(3.75)	(3.20)	(0.66)	—	—	(0.66)	11.38	−21.21%	147,308	0.50%	0.56%	4.68%	0.45%	0.51%	4.73%	0%
For the Year Ended October 31, 2023	16.50	0.60	(1.16)	(0.56)	(0.70)	—	—	(0.70)	15.24	−3.26%	296,394	0.48%	0.53%	4.07%	0.45%	0.50%	4.10%	0%
For the Year Ended October 31, 2022	14.64	0.13	1.76	1.89	(0.03)	—	—	(0.03)	16.50	12.88%	613,802	0.49%	0.55%	0.84%	0.45%	0.51%	0.88%	0%
For the Year Ended October 31, 2021	21.28	(0.07)	(6.57)	(6.64)	—	—	—	—	14.64	−31.20%	123,669	0.45%	0.51%	(0.42)%	0.45%	0.51%	(0.42)%	0%
Direxion Daily S&P 500® Bull 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	187.27	0.47	15.36	15.83	(0.42)	(1.91)	—	(2.33)	200.77	8.57%	227,515	0.85%	0.90%	0.53%	0.60%	0.65%	0.78%	13%
For the Year Ended October 31, 2025	140.37	1.06	46.94	48.00	(1.10)	—	—	(1.10)	187.27	34.38%	202,856	0.93%	0.99%	0.68%	0.60%	0.66%	1.01%	37%
For the Year Ended October 31, 2024	80.61	1.05	59.73	60.78	(1.02)	—	—	(1.02)	140.37	75.63%	152,057	0.98%	1.03%	0.90%	0.60%	0.65%	1.28%	20%
For the Year Ended October 31, 2023	73.38	0.81	7.59	8.40	(1.17)	—	—	(1.17)	80.61	11.50%	216,302	0.80%	0.87%	0.93%	0.60%	0.67%	1.13%	76%
For the Year Ended October 31, 2022	111.86	0.75	(36.02)	(35.27)	(0.94)	(2.27)	—	(3.21)	73.38	−32.51%	50,139	0.61%	0.71%	0.82%	0.60%	0.70%	0.83%	72%
For the Year Ended October 31, 2021	61.16	0.77	55.98	56.75	(0.69)	(5.36)	—	(6.05)	111.86	98.25%	59,648	0.60%	0.72%	0.85%	0.60%	0.72%	0.85%	42%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	9.18	0.09	(5.02)	(4.93)	(0.06)	—	—	(0.06)	4.19	−53.83%	125,245	1.09%	1.09%	3.02%	0.95%	0.95%	3.16%	0%
For the Year Ended October 31, 2025	11.47	0.29	(2.32)	(2.03)	(0.26)	—	—	(0.26)	9.18	−17.82%	48,712	1.47%	1.48%	2.90%	0.95%	0.96%	3.42%	0%
For the Year Ended October 31, 2024	10.33	0.44	1.23	1.67	(0.53)	—	—	(0.53)	11.47	17.12%	40,222	1.23%	1.23%	4.22%	0.95%	0.95%	4.50%	0%
For the Year Ended October 31, 2023	12.44	0.45	(2.07)	(1.62)	(0.49)	—	—	(0.49)	10.33	−14.02%	73,459	1.24%	1.24%	3.58%	0.95%	0.95%	3.87%	0%
For the Year Ended October 31, 2022	48.60	0.02	(36.18)	(36.16)	—	—	—	—	12.44	−74.40%	102,747	1.01%	1.01%	0.09%	0.95%	0.95%	0.15%	0%
For the Year Ended October 31, 2021	714.90	(0.90)	(665.40)	(666.30)	0.00[9]	—	—	0.00[9]	48.60	−93.20%	93,490	0.95%	0.95%	(0.93)%	0.95%	0.95%	(0.93)%	0%

The accompanying notes are an integral part of these financial statements.

191

DIREXION SHARES ETF TRUST
FINANCIAL HIGHLIGHTS
April 30, 2026(Continued)

												RATIOS TO AVERAGE NET ASSETS[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[4]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Portfolio Turnover Rate[7]
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	$22.34	$0.23	$19.52	$19.75	$(0.26)	$ —	$ —	$(0.26)	$41.83	88.85%	$297,561	1.27%	1.27%	1.58%	0.92%	0.92%	1.93%	13%
For the Year Ended October 31, 2025	27.53	0.61	(5.16)	(4.55)	(0.64)	—	—	(0.64)	22.34	−16.82%	221,423	1.08%	1.08%	2.40%	0.92%	0.92%	2.56%	60%
For the Year Ended October 31, 2024	37.27	0.85	(9.74)	(8.89)	(0.85)	—	—	(0.85)	27.53	−24.28%	350,051	1.43%	1.43%	2.49%	0.91%	0.91%	3.01%	36%
For the Year Ended October 31, 2023	46.24	0.84	(9.04)	(8.20)	(0.77)	—	—	(0.77)	37.27	−17.42%	567,052	1.42%	1.42%	2.41%	0.92%	0.92%	2.91%	48%
For the Year Ended October 31, 2022	27.58	0.19	18.64	18.83	(0.17)	—	—	(0.17)	46.24	68.43%	800,618	1.18%	1.18%	0.56%	0.93%	0.93%	0.81%	55%
For the Year Ended October 31, 2021	4.88	(0.04)	22.76	22.72	(0.02)	—	0.00[9]	(0.02)	27.58	465.94%	891,290	0.95%	0.93%	(0.25)%	0.94%	0.92%	(0.24)%	194%
Direxion Daily Semiconductors Top 5 Bear 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	17.02	0.25	(6.01)	(5.76)	(0.27)	—	—	(0.27)	10.99	−34.44%	1,099	0.95%	2.78%	3.08%	0.95%	2.78%	3.08%	0%
For the Period October 1, 2025[8] through October 31, 2025	25.00	0.06	(8.04)	(7.98)	—	—	—	—	17.02	−31.92%	1,702	0.95%	9.65%	3.63%	0.95%	9.65%	3.63%	0%
Direxion Daily Semiconductors Top 5 Bull 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	34.56	0.25	6.28	6.53	(0.24)	(0.60)	—	(0.84)	40.25	19.59%	8,050	1.06%	1.58%	1.61%	0.95%	1.47%	1.72%	20%
For the Period October 1, 2025[8] through October 31, 2025	25.00	0.02	9.54	9.56	—	—	—	—	34.56	38.24%	6,048	0.95%	5.04%	0.77%	0.95%	5.04%	0.77%	81%
Direxion Daily SHOP Bull 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	42.33	0.24	(22.78)	(22.54)	(0.26)	(5.56)	—	(5.82)	13.97	−60.90%	9,432	1.20%	1.29%	2.49%	0.95%	1.04%	2.74%	74%
For the Period August 6, 2025[8] through October 31, 2025	25.00	0.19	17.25	17.44	(0.11)	—	—	(0.11)	42.33	69.91%	8,467	1.21%	1.97%	2.41%	0.95%	1.71%	2.67%	181%
Direxion Daily SOFI Bull 2X ETF
For the Period February 11, 2026[8] through April 30, 2026	25.00	0.10	(12.12)	(12.02)	(0.05)	—	—	(0.05)	12.93	−48.08%	3,880	0.95%	1.74%	2.82%	0.95%	1.74%	2.82%	138%
Direxion Daily Technology Top 5 Bear 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	22.86	0.36	2.30	2.66	(0.34)	(0.04)	—	(0.38)	25.14	11.44%	2,514	1.14%	2.37%	2.44%	0.95%	2.18%	2.63%	0%
For the Period October 1, 2025[8] through October 31, 2025	25.00	0.06	(2.20)	(2.14)	—	—	—	—	22.86	−8.57%	2,286	0.95%	8.20%	3.09%	0.95%	8.20%	3.09%	0%
Direxion Daily Technology Top 5 Bull 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	26.87	0.14	(5.33)	(5.19)	(0.11)	—	—	(0.11)	21.57	−19.25%	3,776	0.95%	2.15%	1.43%	0.95%	2.15%	1.43%	45%
For the Period October 1, 2025[8] through October 31, 2025	25.00	0.01	1.86	1.87	—	—	—	—	26.87	7.50%	4,703	0.95%	6.49%	0.48%	0.95%	6.49%	0.48%	109%

The accompanying notes are an integral part of these financial statements.

192

DIREXION SHARES ETF TRUST
FINANCIAL HIGHLIGHTS
April 30, 2026(Continued)

												RATIOS TO AVERAGE NET ASSETS[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[4]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Portfolio Turnover Rate[7]
Direxion Daily TSLA Bear 1X ETF[12]
For the Six Months Ended April 30, 2026 (Unaudited)	$515.00	$0.66	$(453.60)	$(452.94)	$(3.87)	$—	$ —	$(3.87)	$58.19	14.88%	$76,228	1.03%	1.03%	2.65%	0.87%	0.87%	2.81%	0%
For the Year Ended October 31, 2025	142.00	26.00	(908.00)	(882.00)	(23.00)	—	—	(23.00)	515.00	−62.63%	78,512	1.15%	1.15%	3.25%	0.88%	0.88%	3.52%	0%
For the Year Ended October 31, 2024	2390.00	67.00	(959.00)	(892.00)	(78.00)	—	—	(78.00)	1420.00	−38.26%	44,022	1.85%	1.85%	3.31%	0.88%	0.88%	4.28%	0%
For the Year Ended October 31, 2023	3018.00	95.00	(493.00)	(398.00)	(68.00)	(162.00)	—	(230.00)	2390.00	−14.81%	49,603	1.16%	1.11%	3.78%	0.95%	0.90%	3.99%	0%
For the Period August 9, 2022[8] through October 31, 2022	2500.00	10.00	510.00	520.00	(2.00)	—	—	(2.00)	3018.00	20.84%	12,071	0.96%	2.15%	1.52%	0.95%	2.14%	1.53%	0%
Direxion Daily TSLA Bull 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	21.55	0.22	(8.49)	(8.27)	(0.21)	(0.58)	—	(0.79)	12.49	−39.59%	5,028,945	1.24%	1.36%	2.69%	0.73%	0.85%	3.20%	0%
For the Year Ended October 31, 2025	11.86	0.39	10.00	10.39	(0.40)	(0.30)	—	(0.70)	21.55	87.68%	7,652,810	1.19%	1.31%	2.68%	0.73%	0.85%	3.14%	101%
For the Year Ended October 31, 2024	10.95	0.37	1.18	1.55	(0.37)	(0.27)	—	(0.64)	11.86	14.26%	2,276,052	1.11%	1.11%	3.60%	0.84%	0.84%	3.87%	77%
For the Year Ended October 31, 2023	16.64	0.40	(5.76)	(5.36)	(0.29)	(0.04)	—	(0.33)	10.95	−32.56%	752,509	1.19%	1.19%	2.98%	0.86%	0.86%	3.31%	72%
For the Period August 9, 2022[8] through October 31, 2022	25.00	0.07	(8.42)	(8.35)	(0.01)	—	—	(0.01)	16.64	−33.40%	100,286	0.98%	1.15%	1.55%	0.95%	1.12%	1.58%	33%
Direxion Daily TSM Bear 1X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	12.44	0.16	(3.53)	(3.37)	(0.19)	—	—	(0.19)	8.88	−27.48%	2,664	0.98%	1.50%	2.94%	0.95%	1.47%	2.97%	0%
For the Year Ended October 31, 2025	22.82	0.62	(10.33)	(9.71)	(0.67)	—	—	(0.67)	12.44	−43.52%	3,110	1.20%	1.64%	3.26%	0.95%	1.39%	3.51%	0%
For the Period October 3, 2024[8] through October 31, 2024	25.00	0.07	(2.25)	(2.18)	—	—	—	—	22.82	−8.72%	3,993	0.95%	6.18%	4.12%	0.95%	6.18%	4.12%	0%
Direxion Daily TSM Bull 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	52.96	0.59	26.73	27.32	(0.50)	(3.11)	—	(3.61)	76.67	54.87%	538,587	1.29%	1.29%	2.04%	0.85%	0.85%	2.48%	85%
For the Year Ended October 31, 2025	28.63	0.80	24.27	25.07	(0.74)	—	—	(0.74)	52.96	89.29%	250,242	1.31%	1.30%	2.69%	0.88%	0.87%	3.12%	0%
For the Period October 3, 2024[8] through October 31, 2024	25.00	0.07	3.56	3.63	—	—	—	—	28.63	14.52%	22,190	0.95%	2.47%	3.51%	0.95%	2.47%	3.51%	0%
Direxion Daily TXN Bull 2X ETF
For the Period March 25, 2026[8] through April 30, 2026	25.00	0.08	24.51	24.59	—	—	—	—	49.59	98.34%	6,198	0.95%	1.55%	2.22%	0.95%	1.55%	2.22%	0%
Direxion Daily UNH Bull 2X ETF
For the Period March 25, 2026[8] through April 30, 2026	25.00	0.08	19.89	19.97	—	—	—	—	44.97	79.89%	5,622	0.95%	1.50%	2.37%	0.95%	1.50%	2.37%	0%

The accompanying notes are an integral part of these financial statements.

193

DIREXION SHARES ETF TRUST
FINANCIAL HIGHLIGHTS
April 30, 2026(Continued)

												RATIOS TO AVERAGE NET ASSETS[5]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[3]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000's omitted)	Net Expenses[4]	Total Expenses	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Portfolio Turnover Rate[7]
Direxion Daily Uranium Industry Bull 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	$51.75	$0.69	$(5.51)	$(4.82)	$(0.72)	$(2.35)	$ —	$(3.07)	$43.86	−7.82%	$54,819	1.57%	1.55%	3.47%	0.95%	0.93%	4.09%	43%
For the Year Ended October 31, 2025	24.29	0.41	27.97	28.38	(0.41)	(0.51)	—	(0.92)	51.75	123.05%	53,049	1.52%	1.66%	1.57%	0.95%	1.09%	2.14%	25%
For the Period June 26, 2024[8] through October 31, 2024	25.00	0.17	(0.81)	(0.64)	(0.07)	—	—	(0.07)	24.29	−2.52%	7,893	1.01%	3.04%	2.17%	0.95%	2.98%	2.23%	168%
Direxion Daily XOM Bull 2X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	26.45	0.41	18.84	19.25	(0.35)	—	—	(0.35)	45.35	73.13%	7,936	1.33%	1.48%	2.09%	0.95%	1.10%	2.47%	64%
For the Period April 23, 2025[8] through October 31, 2025	25.00	0.37	1.39	1.76	(0.31)	—	—	(0.31)	26.45	7.07%	3,306	0.95%	2.01%	2.79%	0.95%	2.01%	2.79%	97%

[1]	Net investment income (loss) per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each period.
[2]	Excludes interest expense and extraordinary expenses which comprise of tax and litigation expenses.
[3]
Due to the timing of sales and redemptions of capital shares, the net realized and unrealized gain (loss) per share will not equal the Fund's changes in net realized and unrealized gain (loss) on investments, in-kind redemptions, futures and swaps for the period.

[4]
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived or recouped by the investment advisor.

[5]	For periods less than a year, these ratios are annualized.
[6]	Net expenses include effects of any reimbursement/waiver or recoupment.
[7]
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares. Portfolio turnover rate does not include effects of turnover of the swap and future contracts portfolio. Short-term securities with maturities less than or equal to 365 days are also excluded from portfolio turnover calculation.

[8]	Commencement of operations.
[9]	Between $(0.005) and $0.005.
[10]	Effective March 5, 2026, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.
[11]	Effective March 5, 2026, the Fund had a 1:20 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:20 stock split.
[12]	Effective March 10, 2026, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.
The accompanying notes are an integral part of these financial statements.

194

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)
1. ORGANIZATION
The Direxion Shares ETF Trust (the “Trust”) is a Delaware statutory trust formed on April 23, 2008, and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is a registered investment company that has 121 separate series (each, a “Fund” and together the “Funds”). 78 of these Funds are included in this report:

Bull Funds	Bear Funds
Direxion Daily AAPL Bull 2X ETF*	Direxion Daily AAPL Bear 1X ETF*
Direxion Daily ADBE Bull 2X ETF	Direxion Daily AI and Big Data Bear 2X ETF*
Direxion Daily AI and Big Data Bull 2X ETF*	Direxion Daily AMD Bear 1X ETF*
Direxion Daily AMD Bull 2X ETF*	Direxion Daily AMZN Bear 1X ETF*
Direxion Daily AMZN Bull 2X ETF*	Direxion Daily AVGO Bear 1X ETF*
Direxion Daily ASML Bull 2X ETF	Direxion Daily CSCO Bear 1X ETF
Direxion Daily AVGO Bull 2X ETF*	Direxion Daily Energy Bear 2X ETF*
Direxion Daily BA Bull 2X ETF*	Direxion Daily Gold Miners Index Bear 2X ETF*
Direxion Daily BABA Bull 2X ETF	Direxion Daily GOOGL Bear 1X ETF*
Direxion Daily Biotech Top 5 Bull 2X ETF	Direxion Daily Junior Gold Miners Index Bear 2X ETF*
Direxion Daily BRKB Bull 2X ETF*	Direxion Daily Magnificent 7 Bear 1X ETF*
Direxion Daily COIN Bull 2X ETF	Direxion Daily META Bear 1X ETF*
Direxion Daily CSCO Bull 2X ETF	Direxion Daily MSFT Bear 1X ETF*
Direxion Daily CSI 300 China A Share Bull 2X ETF*	Direxion Daily MU Bear 1X ETF*
Direxion Daily CSI China Internet Index Bull 2X ETF*	Direxion Daily NFLX Bear 1X ETF*
Direxion Daily Energy Bull 2X ETF*	Direxion Daily NVDA Bear 1X ETF*
Direxion Daily Energy Top 5 Bull 2X ETF	Direxion Daily ORCL Bear 1X ETF
Direxion Daily Gold Miners Index Bull 2X ETF*	Direxion Daily PANW Bear 1X ETF*
Direxion Daily GOOGL Bull 2X ETF*	Direxion Daily PLTR Bear 1X ETF*
Direxion Daily HOOD Bull 2X ETF	Direxion Daily QCOM Bear 1X ETF
Direxion Daily INTC Bull 2X ETF	Direxion Daily S&P 500® Bear 1X ETF*
Direxion Daily Junior Gold Miners Index Bull 2X ETF*	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X ETF*
Direxion Daily LLY Bull 2X ETF*	Direxion Daily Semiconductors Top 5 Bear 2X ETF
Direxion Daily LMT Bull 2X ETF	Direxion Daily Technology Top 5 Bear 2X ETF
Direxion Daily Magnificent 7 Bull 2X ETF*	Direxion Daily TSLA Bear 1X ETF*
Direxion Daily META Bull 2X ETF*	Direxion Daily TSM Bear 1X ETF*
Direxion Daily MRVL Bull 2X ETF
Direxion Daily MSCI Brazil Bull 2X ETF*
Direxion Daily MSCI India Bull 2X ETF*
Direxion Daily MSFT Bull 2X ETF*
Direxion Daily MU Bull 2X ETF*
Direxion Daily NFLX Bull 2X ETF*
Direxion Daily NVDA Bull 2X ETF*
Direxion Daily NYSE FANG+ Bull 2X ETF*
Direxion Daily ORCL Bull 2X ETF
Direxion Daily PANW Bull 2X ETF*
Direxion Daily PLTR Bull 2X ETF*
Direxion Daily PYPL Bull 2X ETF
Direxion Daily QCOM Bull 2X ETF
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF*
Direxion Daily S&P 500® Bull 2X ETF*
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X ETF*

195

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

Bull Funds	Bear Funds
Direxion Daily Semiconductors Top 5 Bull 2X ETF
Direxion Daily SHOP Bull 2X ETF
Direxion Daily SOFI Bull 2X ETF
Direxion Daily Technology Top 5 Bull 2X ETF
Direxion Daily TSLA Bull 2X ETF*
Direxion Daily TSM Bull 2X ETF*
Direxion Daily TXN Bull 2X ETF~Direxion Daily UNH Bull 2X ETF
Direxion Daily Uranium Industry Bull 2X ETF*
Direxion Daily XOM Bull 2X ETF*

*	Effective February 27, 2026, all Direxion Shares ETF Trust funds with the word “Shares” in their names changed to “ETF”.
The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications (“ASC”) 946, “Financial Services-Investment Companies”.
Rafferty Asset Management, LLC (the “Adviser”) has registered as a commodity pool operator (“CPO”). All Funds presented in this report are considered commodity pools under the Commodity Exchange Act (the “CEA). Accordingly, the Adviser is subject to registration and regulation as a CPO under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission and the National Futures Association, including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements.
Each Fund’s investment objective is to seek daily investment results, before fees and expenses, that correspond to the performance of a particular index or benchmark. The Funds with the word “Bull” in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word “Bear” in their name attempt to provide investment results that correlate negatively to the return of an index or benchmark. The correlations sought by the Bull Funds are a multiple of 200% of the return of the target index or benchmark and a multiple of -100% or -200% of the return of the target index or benchmark for the Bear Funds.

Funds	Index or Benchmark	Daily Target
Direxion Daily AAPL Bear 1X ETF		−100%
Direxion Daily AAPL Bull 2X ETF	Common shares of Apple, Inc.	200%
Direxion Daily ADBE Bull 2X ETF	Common shares of Adobe, Inc.	200%
Direxion Daily AI and Big Data Bear 2X ETF Direxion Daily AI and Big Data Bull 2X ETF	Solactive US AI & Big Data Index	−200% 200%
Direxion Daily AMD Bear 1X ETF		−100%
Direxion Daily AMD Bull 2X ETF	Common shares of Advanced Micro Devices, Inc.	200%
Direxion Daily AMZN Bear 1X ETF		−100%
Direxion Daily AMZN Bull 2X ETF	Common shares of Amazon, Inc.	200%
Direxion ASML Bull 2X ETF	Common shares of ASML Holding N.V.	200%
Direxion Daily AVGO Bear 1X ETF		−100%
Direxion Daily AVGO Bull 2X ETF	Common shares of Broadcom, Inc.	200%
Direxion Daily BA Bull 2X ETF	Common shares of The Boeing Co.	200%
Direxion Daily BABA Bull 2X ETF	Common shares of Alibaba Group Holding Ltd.	200%
Direxion Daily Biotech Top 5 Bull 2X ETF	NYSE Biotechnology Top 5 Equal Weight Index	200%
Direxion Daily BRKB Bull 2X ETF	Common shares of Berkshire Hathaway, Inc.	200%
Direxion Daily COIN Bull 2X ETF Direxion Daily CSCO Bear 1X ETF	Common shares of Coinbase Global, Inc.	200% −100%
Direxion Daily CSCO Bull 2X ETF	Common shares of Cisco Systems, Inc.	200%
Direxion Daily CSI 300 China A Share Bull 2X ETF	CSI 300 Index	200%

196

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

Funds	Index or Benchmark	Daily Target
Direxion Daily CSI China Internet Index Bull 2X ETF	CSI Overseas China Internet Index	200%
Direxion Daily Energy Bear 2X ETF		−200%
Direxion Daily Energy Bull 2X ETF	Energy Select Sector Index	200%
Direxion Daily Energy Top 5 Bull 2X ETF	S&P Energy Top 5 Equal Capped Index	200%
Direxion Daily Gold Miners Index Bear 2X ETF		−200%
Direxion Daily Gold Miners Index Bull 2X ETF	MarketVector Global Gold Miners Index	200%
Direxion Daily GOOGL Bear 1X ETF		−100%
Direxion Daily GOOGL Bull 2X ETF	Common shares of Alphabet, Inc.	200%
Direxion Daily HOOD Bull 2X ETF	Common shares of Robinhood Markets, Inc.	200%
Direxion Daily INTC Bull 2X ETF	Common shares of Intel Corp.	200%
Direxion Daily Junior Gold Miners Index Bear 2X ETF		−200%
Direxion Daily Junior Gold Miners Index Bull 2X ETF	MVIS Global Junior Gold Miners Index	200%
Direxion Daily LLY Bull 2X ETF	Common shares of Eli Lilly and Company	200%
Direxion Daily LMT Bull 2X ETF	Common shares of Lockheed Martin Corp.	200%
Direxion Daily Magnificent 7 Bear 1X ETF		−100%
Direxion Daily Magnificent 7 Bull 2X ETF	Indxx Magnificent 7 Index	200%
Direxion Daily META Bear 1X ETF		−100%
Direxion Daily META Bull 2X ETF	Common shares of META Platforms, Inc.	200%
Direxion Daily MRVL Bull 2X ETF	Common shares of Marvell Technology, Inc.	200%
Direxion Daily MSCI Brazil Bull 2X ETF	MSCI Brazil 25/50 Index	200%
Direxion Daily MSCI India Bull 2X ETF	MSCI India Index	200%
Direxion Daily MSFT Bear 1X ETF		−100%
Direxion Daily MSFT Bull 2X ETF	Common shares of Microsoft Corp.	200%
Direxion Daily MU Bear 1X ETF		−100%
Direxion Daily MU Bull 2X ETF	Common shares of Micron Technology, Inc.	200%
Direxion Daily NFLX Bear 1X ETF		−100%
Direxion Daily NFLX Bull 2X ETF	Common shares of Netflix, Inc.	200%
Direxion Daily NVDA Bear 1X ETF		−100%
Direxion Daily NVDA Bull 2X ETF	Common shares of NVIDIA Corp.	200%
Direxion Daily NYSE FANG+ Bull 2X ETF	NYSE FANG+ Index	200%
Direxion Daily ORCL Bear 1X ETF		−100%
Direxion Daily ORCL Bull 2X ETF	Common shares of Oracle Corp.	200%
Direxion Daily PANW Bear 1X ETF		−100%
Direxion Daily PANW Bull 2X ETF	Common shares of Palo Alto Networks, Inc.	200%
Direxion Daily PLTR Bear 1X ETF		−100%
Direxion Daily PLTR Bull 2X ETF	Common shares of Palantir Technologies, Inc.	200%
Direxion Daily PYPL Bull 2X ETF	Common shares of PayPal Holdings, Inc.	200%
Direxion Daily QCOM Bear 1X ETF		−100%
Direxion Daily QCOM Bull 2X ETF	Common shares of QUALCOMM, Inc.	200%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF	Indxx Global Robotics and Artificial Intelligence Thematic Index	200%
Direxion Daily S&P 500® Bear 1X ETF		−100%
Direxion Daily S&P 500® Bull 2X ETF	S&P 500® Index	200%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X ETF Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X ETF	S&P Oil & Gas Exploration & Production Select Industry Index	−200% 200%
Direxion Daily Semiconductors Top 5 Bear 2X ETF		−200%
Direxion Daily Semiconductors Top 5 Bull 2X ETF	NYSE Semiconductor Top 5 Equal Weight Index	200%
Direxion Daily SHOP Bull 2X ETF	Class A shares of Shopify, Inc.	200%

197

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

Funds	Index or Benchmark	Daily Target
Direxion Daily SOFI Bull 2X ETF	Common shares of SOFI Technologies, Inc.	200%
Direxion Daily Technology Top 5 Bear 2X ETF		−200%
Direxion Daily Technology Top 5 Bull 2X ETF	S&P 500® Information Technology Top 5 Equal Capped Index	200%
Direxion Daily TSLA Bear 1X ETF		−100%
Direxion Daily TSLA Bull 2X ETF	Common shares of Tesla, Inc.	200%
Direxion Daily TSM Bear 1X ETF Direxion Daily TSM Bull 2X ETF	Common shares of Taiwan Semiconductor Manufacturing Co. Ltd.	−100% 200%
Direxion Daily TXN Bull 2X ETF	Common shares of Texas Instruments, Inc.	200%
Direxion Daily UNH Bull 2X ETF	Common shares of UnitedHealth Group, Inc.	200%
Direxion Daily Uranium Industry Bull 2X ETF	Solactive United States Uranium and Nuclear Energy ETF Select Index	200%
Direxion Daily XOM Bull 2X ETF	Common shares of Exxon Mobil Corp.	200%

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).
a) Investment Valuation – The Net Asset Value (“NAV”) per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern time (“Valuation Time”)), each day the NYSE is open for business. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ® Global Market (“NASDAQ”) for which market quotations are readily available are valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ each business day. Over-the-counter (“OTC”) securities held by a Fund are valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities or; if no sales price is reported, the mean of the last bid and asked price is used. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. The Funds valued their investments in money market funds based on their daily net asset values. Futures contracts are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Securities, swap or futures contracts are fair valued as determined by the Adviser under the supervision of the Board of Trustees (the “Board”) in the following scenarios: a) reliable market quotations are not readily available; b) the Fund’s pricing service does not provide a valuation for such securities; c) the Fund’s pricing service provides a valuation that in the judgment of the Adviser does not represent fair value; or d) the Fund or Adviser believes the market price is stale.
b) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Each Fund enters into master netting agreements with counterparties to mitigate counterparty credit risk in derivative contracts. A Fund does not offset fair value amounts for derivative contracts and related cash collateral on the Statements of Assets and Liabilities arising from derivative contracts executed with the same counterparties under such master netting agreements. Each Fund’s obligations are accrued daily and offset by any amounts owed to the Fund.
In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the

198

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund’s obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds’ custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized appreciation or depreciation on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”.
Each Fund may enter into swap contracts that provide the opposite return of the underlying benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their investment objectives.
Accounting Standards Update No. 2013-01, “Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2013-01 is limited in scope to recognized derivative instruments accounted for under ASC 815, “Derivatives and Hedging”, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement of similar agreement.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.
Collateral requirements generally differ by type of derivative. Collateral terms are contract specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivative counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Interest earned on collateral pledged to a counterparty is presented as part of Interest income on the Statements of Operations. Interest incurred on collateral received from a counterparty is presented as Interest expense on the Statements of Operations.
For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a

199

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
gross basis in the Statements of Assets and Liabilities. As of April 30, 2026, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement are detailed in the following tables.
In the event of the counterparty’s default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at April 30, 2026 is detailed in the following tables. If such credit risk-related contingencies were triggered, the counterparties would have the option to terminate any positions open under the master netting agreement.
Description: Swap Contract
Counterparty: Bank of America Merrill Lynch

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily AAPL Bear 1X ETF	$16,662	$ —	$—	$16,662	$—	$ —	$—	$ —
Direxion Daily AAPL Bull 2X ETF	562,625	—	490,000	72,625	—	—	—	—
Direxion Daily ADBE Bull 2X ETF	173,789	—	70,000	103,789	—	—	—	—
Direxion Daily AI and Big Data Bull 2X ETF	468,003	—	460,000	8,003	—	—	—	—
Direxion Daily AMD Bear 1X ETF	—	—	—	—	635,813	—	635,813[1]	—
Direxion Daily AMD Bull 2X ETF	—	—	—	—	207,455	—	207,455[1]	—
Direxion Daily AMZN Bear 1X ETF	—	—	—	—	229,374	—	229,374[1]	—
Direxion Daily AMZN Bull 2X ETF	1,475,127	—	1,475,127[1]	—	—	—	—	—
Direxion Daily AVGO Bear 1X ETF	—	—	—	—	116,344	—	116,344[1]	—
Direxion Daily AVGO Bull 2X ETF	2,177,847	—	2,177,847[1]	—	—	—	—	—
Direxion Daily BA Bull 2X ETF	312,212	—	170,000	142,212	—	—	—	—
Direxion Daily BABA Bull 2X ETF	65,742	—	50,000	15,742	—	—	—	—
Direxion Daily BRKB Bull 2X ETF	—	—	—	—	687,791	—	687,791[1]	—
Direxion Daily COIN Bull 2X ETF	—	—	—	—	40,979	—	40,979[1]	—

200

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily CSCO Bear 1X ETF	$—	$ —	$—	$—	$39,339	$ —	$39,339[1]	$ —
Direxion Daily CSCO Bull 2X ETF	234,612	—	120,000	114,612	—	—	—	—
Direxion Daily CSI China Internet Index Bull 2X ETF	—	—	—	—	5,791,455	—	5,791,455[1]	—
Direxion Daily Energy Bull 2X ETF	1,138,226	—	900,000	238,226	—	—	—	—
Direxion Daily Energy Top 5 2X ETF	50,094	—	—	50,094	—	—	—	—
Direxion Daily Gold Miners Index Bear 2X ETF	—	—	—	—	116,999	—	116,999[1]	—
Direxion Daily Gold Miners Index Bull 2X ETF	—	—	—	—	4,487,507	—	4,487,507[1]	—
Direxion Daily GOOGL Bear 1X ETF	—	—	—	—	852,531	—	852,531[1]	—
Direxion Daily GOOGL Bull 2X ETF	50,639,235	—	25,511,000	25,128,235	—	—	—	—
Direxion Daily HOOD Bull 2X ETF	—	—	—	—	117,709	—	117,709[1]	—
Direxion Daily INTC Bull 2X ETF	—	—	—	—	213,140	—	213,140[1]	—
Direxion Daily LLY Bull 2X ETF	—	—	—	—	165,802	—	165,802[1]	—
Direxion Daily LMT Bull 2X ETF	—	—	—	—	1,102,468	—	1,102,468[1]	—
Direxion Daily Magnificent 7 Bull 2X ETF	—	—	—	—	131,555	—	131,555[1]	—
Direxion Daily META Bear 1X ETF	—	—	—	—	24,559	—	24,559[1]	—
Direxion Daily META Bull 2X ETF	5,858,088	—	5,858,088[1]	—	—	—	—	—
Direxion Daily MRVL Bull 2X ETF	—	—	—	—	37,239	—	37,239[1]	—
Direxion Daily MSCI India Bull 2X ETF	—	—	—	—	447,378	—	447,378[1]	—
Direxion Daily MSFT Bear 1X ETF	—	—	—	—	786,613	—	786,613[1]	—
Direxion Daily MSFT Bull 2X ETF	29,833,390	—	29,833,390[1]	—	—	—	—	—
Direxion Daily MU Bear 1X ETF	—	—	—	—	879,549	—	879,549[1]	—
Direxion Daily MU Bull 2X ETF	—	—	—	—	6,907,180	—	6,907,180[1]	—
Direxion Daily NFLX Bear 1X ETF	14,710	—	—	14,710	—	—	—	—
Direxion Daily NFLX Bull 2X ETF	3,262,418	—	1,850,000	1,412,418	—	—	—	—
Direxion Daily NVDA Bear 1X ETF	—	—	—	—	81,664	—	81,664[1]	—
Direxion Daily NVDA Bull 2X ETF	4,205,724	—	4,205,724[1]	—	—	—	—	—

201

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily NYSE FANG+ Bull 2X ETF	$—	$ —	$—	$—	$1,407,964	$ —	$1,407,964[1]	$ —
Direxion Daily ORCL Bear 1X ETF	—	—	—	—	178,552	—	178,552[1]	—
Direxion Daily ORCL Bull 2X ETF	305,483	—	305,483[1]	—	—	—	—	—
Direxion Daily PANW Bear 1X ETF	329	—	—	329	—	—	—	—
Direxion Daily PANW Bull 2X ETF	—	—	—	—	28,421	—	28,421[1]	—
Direxion Daily PLTR Bear 1X ETF	513,730	—	500,000	13,730	—	—	—	—
Direxion Daily PLTR Bull 2X ETF	1,834,240	—	—	1,834,240	—	—	—	—
Direxion Daily QCOM Bear 1X ETF	6,875	—	6,875[1]	—	—	—	—	—
Direxion Daily QCOM Bull 2X ETF	1,707,189	—	—	1,707,189	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X ETF	—	—	—	—	3,492,682	—	3,492,682[1]	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X ETF	14,209,707	—	14,030,000	179,707	—	—	—	—
Direxion Daily Semiconductors Top 5 Bear 2X ETF	—	—	—	—	72,177	—	72,177[1]	—
Direxion Daily Semiconductors Top 5 Bull 2X ETF	456,758	—	400,000	56,758	—	—	—	—
Direxion Daily SHOP Bull 2X ETF	125,885	—	125,885[1]	—	—	—	—	—
Direxion Daily SOFI Bull 2X ETF	—	—	—	—	47,518	—	47,518[1]	—
Direxion Daily Technology Top 5 Bear 2X ETF	—	—	—	—	297,025	—	297,025[1]	—
Direxion Daily Technology Top 5 Bull 2X ETF	368,275	—	368,275[1]	—	—	—	—	—
Direxion Daily TSLA Bear 1X ETF	769,322	—	769,322[1]	—	—	—	—	—
Direxion Daily TSLA Bull 2X ETF	—	—	—	—	91,281,508	—	91,281,508[1]	—
Direxion Daily TSM Bear 1X ETF	—	—	—	—	42,908	—	42,908[1]	—
Direxion Daily TSM Bull 2X ETF	1,455,793	—	1,455,793[1]	—	—	—	—	—
Direxion Daily TXN Bull 2X ETF	152,553	—	152,553[1]	—	—	—	—	—
Direxion Daily Uranium Industry Bull 2X ETF	822,465	—	—	822,465	—	—	—	—
Direxion Daily XOM Bull 2X ETF	129,826	—	70,000	59,826	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

202

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
Description: Swap Contract
Counterparty: BNP Paribas

Fund Name	Assets:				Liabilities:
	Gross Amounts of Recognized Assets	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount[2]	Gross Amounts of Recognized Liabilities	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Direxion Daily AAPL Bear 1X ETF	$68,547	$ —	$68,547[1]	$—	$—	$ —	$—	$ —
Direxion Daily AAPL Bull 2X ETF	—	—	—	—	405,542	—	405,542[1]	—
Direxion Daily AMD Bull 2X ETF	314,656	—	300,000	14,656	—	—	—	—
Direxion Daily CSI China Internet Index Bull 2X ETF	—	—	—	—	113,660	—	113,660[1]	—
Direxion Daily Energy Bear 2X ETF	—	—	—	—	955,776	—	955,776[1]	—
Direxion Daily Energy Bull 2X ETF	22,647,153	—	21,680,000	967,153	—	—	—	—
Direxion Daily Gold Miners Index Bear 2X ETF	1,134,654	—	1,134,654[1]	—	—	—	—	—
Direxion Daily Gold Miners Index Bull 2X ETF	4,911,068	—	2,820,000	2,091,068	—	—	—	—
Direxion Daily Junior Gold Miners Index Bear 2X ETF	296,689	—	296,689[1]	—	—	—	—	—
Direxion Daily Junior Gold Miners Index Bull 2X ETF	7,864,210	—	2,120,000	5,744,210	—	—	—	—
Direxion Daily META Bull 2X ETF	—	—	—	—	3,269,106	—	3,269,106[1]	—
Direxion Daily MSCI Brazil Bull 2X ETF	4,901,605	—	4,901,605[1]	—	—	—	—	—
Direxion Daily MU Bull 2X ETF	—	—	—	—	2,482,383	—	2,482,383[1]	—
Direxion Daily NVDA Bear 1X ETF	—	—	—	—	48,739	—	48,739[1]	—
Direxion Daily NVDA Bull 2X ETF	14,854,854	—	14,854,854[1]	—	—	—	—	—
Direxion Daily NYSE FANG+ Bull 2X ETF	—	—	—	—	229,917	—	229,917[1]	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X ETF	6,322,688	—	6,240,000	82,688	—	—	—	—
Direxion Daily Semiconductors Top 5 Bear 2X ETF	—	—	—	—	72,683	—	72,683[1]	—
Direxion Daily Semiconductors Top 5 Bull 2X ETF	758,479	—	700,000	58,479	—	—	—	—
Direxion Daily TSLA Bear 1X ETF	460,245	—	460,245[1]	—	—	—	—	—
Direxion Daily TSLA Bull 2X ETF	—	—	—	—	102,634,344	—	102,634,344[1]	—
Direxion Daily TSM Bear 1X ETF	—	—	—	—	174,483	—	174,483[1]	—
Direxion Daily TSM Bull 2X ETF	16,925,683	—	16,450,000	475,683	—	—	—	—
Direxion Daily Uranium Industry Bull 2X ETF	1,690,043	—	1,100,000	590,043	—	—	—	—

203

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: Barclays

Fund Name	Assets:				Liabilities:
	Gross Amounts of Recognized Assets	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount[2]	Gross Amounts of Recognized Liabilities	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Direxion Daily AAPL Bear 1X ETF	$—	$ —	$—	$—	$3,334	$ —	$3,334[1]	$ —
Direxion Daily AAPL Bull 2X ETF	2,672,491	—	2,520,000	152,491	—	—	—	—
Direxion Daily AI and Big Data Bull 2X ETF	291,819	—	280,000	11,819	—	—	—	—
Direxion Daily AMD Bear 1X ETF	—	—	—	—	638,642	—	638,642[1]	—
Direxion Daily AMD Bull 2X ETF	—	—	—	—	136,885	—	136,885[1]	—
Direxion Daily AMZN Bull 2X ETF	19,475,859	—	13,800,000	5,675,859	—	—	—	—
Direxion Daily ASML Bull 2X ETF	2,835	—	—	2,835	—	—	—	—
Direxion Daily AVGO Bear 1X ETF	—	—	—	—	350,646	—	350,646[1]	—
Direxion Daily AVGO Bull 2X ETF	2,758,034	—	2,758,034[1]	—	—	—	—	—
Direxion Daily BA Bull 2X ETF	513,963	—	513,963[1]	—	—	—	—	—
Direxion Daily BABA Bull 2X ETF	46,264	—	46,264[1]	—	—	—	—	—
Direxion Daily Biotech Top 5 Bull 2X ETF	—	—	—	—	31,216	—	31,216[1]	—
Direxion Daily BRKB Bull 2X ETF	—	—	—	—	474,706	—	474,706[1]	—
Direxion Daily COIN Bull 2X ETF	176,077	—	176,077[1]	—	—	—	—	—
Direxion Daily CSCO Bear 1X ETF	—	—	—	—	54,808	—	—	54,808
Direxion Daily CSCO Bull 2X ETF	414,404	—	340,000	74,404	—	—	—	—
Direxion Daily CSI 300 China A Share Bull 2X ETF	201,667	—	—	201,667	—	—	—	—
Direxion Daily Energy Bear 2X ETF	—	—	—	—	2,478,113	—	2,478,113[1]	—
Direxion Daily Energy Bull 2X ETF	—	—	—	—	433,409	—	433,409[1]	—
Direxion Daily Energy Top 5 2X ETF	16,548	—	16,548[1]	—	—	—	—	—
Direxion Daily GOOGL Bull 2X ETF	48,556,817	—	23,570,000	24,986,817	—	—	—	—
Direxion Daily HOOD Bull 2X ETF	23,454	—	—	23,454	—	—	—	—
Direxion Daily INTC Bull 2X ETF	3,942,280	—	3,942,280[1]	—	—	—	—	—

204

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

Fund Name	Assets:				Liabilities:
	Gross Amounts of Recognized Assets	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount[2]	Gross Amounts of Recognized Liabilities	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Direxion Daily LLY Bull 2X ETF	$276,430	$ —	$—	$276,430	$—	$ —	$—	$ —
Direxion Daily LMT Bull 2X ETF	—	—	—	—	226,614	—	226,614[1]	—
Direxion Daily Magnificent 7 Bear 1X ETF	—	—	—	—	1,905,808	—	1,905,808[1]	—
Direxion Daily Magnificent 7 Bull 2X ETF	1,682,992	—	1,682,992[1]	—	—	—	—	—
Direxion Daily META Bear 1X ETF	71,847	—	—	71,847	—	—	—	—
Direxion Daily META Bull 2X ETF	—	—	—	—	55,687,544	—	55,687,544[1]	—
Direxion Daily MRVL Bull 2X ETF	329,097	—	—	329,097	—	—	—	—
Direxion Daily MSCI Brazil Bull 2X ETF	1,605,895	—	1,320,000	285,895	—	—	—	—
Direxion Daily MSCI India Bull 2X ETF	—	—	—	—	434,759	—	434,759[1]	—
Direxion Daily MSFT Bull 2X ETF	—	—	—	—	11,257,348	—	11,257,348[1]	—
Direxion Daily MU Bear 1X ETF	—	—	—	—	27,241	—	27,241[1]	—
Direxion Daily MU Bull 2X ETF	58,609,577	—	58,609,577[1]	—	—	—	—	—
Direxion Daily NFLX Bear 1X ETF	30,075	—	—	30,075	—	—	—	—
Direxion Daily NFLX Bull 2X ETF	6,566,240	—	5,680,000	886,240	—	—	—	—
Direxion Daily NVDA Bear 1X ETF	—	—	—	—	728,094	—	728,094[1]	—
Direxion Daily NVDA Bull 2X ETF	—	—	—	—	2,463,410	—	2,463,410[1]	—
Direxion Daily NYSE FANG+ Bull 2X ETF	259,328	—	259,328[1]	—	—	—	—	—
Direxion Daily ORCL Bear 1X ETF	54,911	—	—	54,911	—	—	—	—
Direxion Daily ORCL Bull 2X ETF	—	—	—	—	33,719	—	33,719[1]	—
Direxion Daily PANW Bear 1X ETF	3,600	—	—	3,600	—	—	—	—
Direxion Daily PANW Bull 2X ETF	—	—	—	—	492,197	—	492,197[1]	—
Direxion Daily PLTR Bear 1X ETF	791,573	—	660,000	131,573	—	—	—	—
Direxion Daily PLTR Bull 2X ETF	—	—	—	—	17,391,567	—	17,391,567[1]	—
Direxion Daily PYPL Bull 2X ETF	224,780	—	224,780[1]	—	—	—	—	—
Direxion Daily QCOM Bear 1X ETF	—	—	—	—	140,224	—	140,224[1]	—
Direxion Daily QCOM Bull 2X ETF	203,232	—	—	203,232	—	—	—	—

205

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

Fund Name	Assets:				Liabilities:
	Gross Amounts of Recognized Assets	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount[2]	Gross Amounts of Recognized Liabilities	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF	$1,420,822	$ —	$1,020,000	$400,822	$—	$ —	$—	$ —
Direxion Daily S&P 500® Bear 1X ETF	—	—	—	—	4,386,128	—	4,386,128[1]	—
Direxion Daily Semiconductors Top 5 Bear 2X ETF	—	—	—	—	112,765	—	112,765[1]	—
Direxion Daily Semiconductors Top 5 Bull 2X ETF	353,046	—	280,000	73,046	—	—	—	—
Direxion Daily SHOP Bull 2X ETF	—	—	—	—	83,606	—	83,606[1]	—
Direxion Daily SOFI Bull 2X ETF	—	—	—	—	108,910	—	108,910[1]	—
Direxion Daily Technology Top 5 Bear 2X ETF	—	—	—	—	34,948	—	34,948[1]	—
Direxion Daily Technology Top 5 Bull 2X ETF	40,285	—	—	40,285	—	—	—	—
Direxion Daily TSLA Bear 1X ETF	2,291,723	—	2,291,723[1]	—	—	—	—	—
Direxion Daily TSLA Bull 2X ETF	—	—	—	—	87,736,780	—	87,736,780[1]	—
Direxion Daily TXN Bull 2X ETF	—	—	—	—	5,057	—	5,057[1]	—
Direxion Daily Uranium Industry Bull 2X ETF	2,303,514	—	1,410,000	893,514	—	—	—	—
Direxion Daily XOM Bull 2X ETF	—	—	—	—	12,336	—	12,336[1]	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: Citibank N.A.

Fund Name	Assets:				Liabilities:
	Gross Amounts of Recognized Assets	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount[2]	Gross Amounts of Recognized Liabilities	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Direxion Daily AAPL Bear 1X ETF	$—	$ —	$—	$—	$209,677	$ —	$209,677[1]	$ —
Direxion Daily AAPL Bull 2X ETF	2,150,994	—	2,011,000	139,994	—	—	—	—
Direxion Daily AI and Big Data Bull 2X ETF	480,623	—	450,000	30,623	—	—	—	—
Direxion Daily AMD Bear 1X ETF	—	—	—	—	1,163,864	—	1,163,864[1]	—
Direxion Daily AMD Bull 2X ETF	5,380,372	—	4,687,001	693,371	—	—	—	—

206

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

Fund Name	Assets:				Liabilities:
	Gross Amounts of Recognized Assets	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount[2]	Gross Amounts of Recognized Liabilities	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Direxion Daily AMZN Bear 1X ETF	$—	$ —	$—	$—	$476,623	$ —	$476,623[1]	$ —
Direxion Daily AMZN Bull 2X ETF	22,457,775	—	20,986,001	1,471,774	—	—	—	—
Direxion Daily ASML Bull 2X ETF	46,616	—	—	46,616	—	—	—	—
Direxion Daily AVGO Bear 1X ETF	—	—	—	—	70,503	—	70,503[1]	—
Direxion Daily AVGO Bull 2X ETF	3,306,871	—	2,842,001	464,870	—	—	—	—
Direxion Daily BA Bull 2X ETF	9,231	—	1	9,230	—	—	—	—
Direxion Daily Biotech Top 5 Bull 2X ETF	—	—	—	—	97,322	—	97,322[1]	—
Direxion Daily BRKB Bull 2X ETF	—	—	—	—	88,201	—	88,201[1]	—
Direxion Daily COIN Bull 2X ETF	3,199	—	1	3,198	—	—	—	—
Direxion Daily CSCO Bear 1X ETF	—	—	—	—	82,467	—	82,467[1]	—
Direxion Daily CSCO Bull 2X ETF	—	—	—	—	25,832	—	25,832[1]	—
Direxion Daily CSI 300 China A Share Bull 2X ETF	11,260,492	—	8,880,000	2,380,492	—	—	—	—
Direxion Daily CSI China Internet Index Bull 2X ETF	—	—	—	—	17,377,920	—	17,377,920[1]	—
Direxion Daily Energy Top 5 2X ETF	43,275	—	43,275[1]	—	—	—	—	—
Direxion Daily Gold Miners Index Bear 2X ETF	4,366,568	—	4,366,568[1]	—	—	—	—	—
Direxion Daily Gold Miners Index Bull 2X ETF	—	—	—	—	9,403,891	—	9,403,891[1]	—
Direxion Daily GOOGL Bear 1X ETF	—	—	—	—	446,314	—	446,314[1]	—
Direxion Daily GOOGL Bull 2X ETF	—	—	—	—	5,910,709	—	5,910,709[1]	—
Direxion Daily HOOD Bull 2X ETF	—	—	—	—	656,026	—	656,026[1]	—
Direxion Daily INTC Bull 2X ETF	—	—	—	—	118,414	—	118,414[1]	—
Direxion Daily Junior Gold Miners Index Bear 2X ETF	3,145,199	—	3,145,199[1]	—	—	—	—	—
Direxion Daily Junior Gold Miners Index Bull 2X ETF	1,734,136	—	75,001	1,659,135	—	—	—	—
Direxion Daily LLY Bull 2X ETF	—	—	—	—	453,454	—	453,454[1]	—
Direxion Daily LMT Bull 2X ETF	—	—	—	—	289,957	—	289,957[1]	—
Direxion Daily META Bear 1X ETF	297,017	—	3,000	294,017	—	—	—	—

207

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

Fund Name	Assets:				Liabilities:
	Gross Amounts of Recognized Assets	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount[2]	Gross Amounts of Recognized Liabilities	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Direxion Daily META Bull 2X ETF	$—	$ —	$—	$—	$6,382,465	$ —	$6,382,465[1]	$ —
Direxion Daily MSCI India Bull 2X ETF	—	—	—	—	1,369,554	—	1,369,554[1]	—
Direxion Daily MSFT Bear 1X ETF	497,936	—	397,000	100,936	—	—	—	—
Direxion Daily MSFT Bull 2X ETF	—	—	—	—	10,510,740	—	10,510,740[1]	—
Direxion Daily MU Bear 1X ETF	—	—	—	—	415,347	—	415,347[1]	—
Direxion Daily MU Bull 2X ETF	—	—	—	—	1,041,735	—	1,041,735[1]	—
Direxion Daily NFLX Bear 1X ETF	19,655	—	—	19,655	—	—	—	—
Direxion Daily NFLX Bull 2X ETF	326,480	—	102,000	224,480	—	—	—	—
Direxion Daily NVDA Bear 1X ETF	—	—	—	—	64,553	—	64,553[1]	—
Direxion Daily NVDA Bull 2X ETF	—	—	—	—	4,679,226	—	4,679,226[1]	—
Direxion Daily ORCL Bear 1X ETF	53,071	—	—	53,071	—	—	—	—
Direxion Daily ORCL Bull 2X ETF	1,607,277	—	1,607,277[1]	—	—	—	—	—
Direxion Daily PANW Bear 1X ETF	11,726	—	10,000	1,726	—	—	—	—
Direxion Daily PANW Bull 2X ETF	139,893	—	139,893[1]	—	—	—	—	—
Direxion Daily PLTR Bear 1X ETF	418,554	—	400,000	18,554	—	—	—	—
Direxion Daily PLTR Bull 2X ETF	—	—	—	—	37,542,092	—	37,542,092[1]	—
Direxion Daily PYPL Bull 2X ETF	—	—	—	—	34,911	—	34,911[1]	—
Direxion Daily QCOM Bear 1X ETF	—	—	—	—	153,290	—	153,290[1]	—
Direxion Daily QCOM Bull 2X ETF	—	—	—	—	81,068	—	81,068[1]	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF	357,706	—	120,001	237,705	—	—	—	—
Direxion Daily S&P 500® Bull 2X ETF	774,356	—	576,000	198,356	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X ETF	—	—	—	—	7,849,760	—	7,849,760[1]	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X ETF	20,451,826	—	20,191,001	260,825	—	—	—	—
Direxion Daily SHOP Bull 2X ETF	171,624	—	112,000	59,624	—	—	—	—
Direxion Daily Technology Top 5 Bear 2X ETF	—	—	—	—	1,385	—	1,385[1]	—

208

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

Fund Name	Assets:				Liabilities:
	Gross Amounts of Recognized Assets	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount[2]	Gross Amounts of Recognized Liabilities	Gross Amounts not Offset in the Statement of Asset and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Direxion Daily Technology Top 5 Bull 2X ETF	$30,600	$ —	$—	$30,600	$—	$ —	$—	$ —
Direxion Daily TSLA Bear 1X ETF	649,574	—	649,574[1]	—	—	—	—	—
Direxion Daily TSLA Bull 2X ETF	—	—	—	—	96,880,984	—	96,880,984[1]	—
Direxion Daily TSM Bear 1X ETF	—	—	—	—	84,957	—	84,957[1]	—
Direxion Daily TSM Bull 2X ETF	916,203	—	916,203[1]	—	—	—	—	—
Direxion Daily TXN Bull 2X ETF	636,595	—	447,856	188,739	—	—	—	—
Direxion Daily UNH Bull 2X ETF	514,456	—	494,924	19,532	—	—	—	—
Direxion Daily XOM Bull 2X ETF	100,352	—	84,000	16,352	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily AAPL Bear 1X ETF	$—	$ —	$—	$—	$93,440	$ —	$93,440[1]	$ —
Direxion Daily AAPL Bull 2X ETF	—	—	—	—	517,046	—	517,046[1]	—
Direxion Daily ADBE Bull 2X ETF	3,748	—	—	3,748	—	—	—	—
Direxion Daily AI and Big Data Bear 2X ETF	—	—	—	—	540,250	—	540,250[1]	—
Direxion Daily AI and Big Data Bull 2X ETF	1,336,242	—	1,220,000	116,242	—	—	—	—
Direxion Daily AMD Bear 1X ETF	—	—	—	—	254,440	—	254,440[1]	—
Direxion Daily AMD Bull 2X ETF	4,367,500	—	2,170,000	2,197,500	—	—	—	—
Direxion Daily AMZN Bear 1X ETF	—	—	—	—	311,347	—	311,347[1]	—
Direxion Daily AMZN Bull 2X ETF	2,851,331	—	2,000,000	851,331	—	—	—	—
Direxion Daily ASML Bull 2X ETF	101,287	—	—	101,287	—	—	—	—

209

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily AVGO Bear 1X ETF	$—	$ —	$—	$—	$3,463	$ —	$3,463[1]	$ —
Direxion Daily AVGO Bull 2X ETF	2,383,483	—	2,383,483[1]	—	—	—	—	—
Direxion Daily BA Bull 2X ETF	—	—	—	—	50,853	—	50,853[1]	—
Direxion Daily BABA Bull 2X ETF	—	—	—	—	11,007	—	11,007[1]	—
Direxion Daily BRKB Bull 2X ETF	—	—	—	—	1,267,487	—	1,267,487[1]	—
Direxion Daily COIN Bull 2X ETF	53,408	—	—	53,408	—	—	—	—
Direxion Daily CSCO Bear 1X ETF	—	—	—	—	43,782	—	43,782[1]	—
Direxion Daily CSCO Bull 2X ETF	158,801	—	—	158,801	—	—	—	—
Direxion Daily CSI 300 China A Share Bull 2X ETF	566,435	—	566,435[1]	—	—	—	—	—
Direxion Daily CSI China Internet Index Bull 2X ETF	—	—	—	—	19,239,825	—	19,239,825[1]	—
Direxion Daily Gold Miners Index Bull 2X ETF	70,850	—	—	70,850	—	—	—	—
Direxion Daily GOOGL Bear 1X ETF	—	—	—	—	630,664	—	630,664[1]	—
Direxion Daily GOOGL Bull 2X ETF	—	—	—	—	7,916,860	—	7,916,860[1]	—
Direxion Daily HOOD Bull 2X ETF	—	—	—	—	1,237,716	—	1,237,716[1]	—
Direxion Daily INTC Bull 2X ETF	—	—	—	—	107,777	—	107,777[1]	—
Direxion Daily LLY Bull 2X ETF	—	—	—	—	238,604	—	238,604[1]	—
Direxion Daily LMT Bull 2X ETF	—	—	—	—	438,239	—	438,239[1]	—
Direxion Daily Magnificent 7 Bear 1X ETF	91,163	—	—	91,163	—	—	—	—
Direxion Daily Magnificent 7 Bull 2X ETF	3,282,453	—	3,282,453[1]	—	—	—	—	—
Direxion Daily META Bear 1X ETF	156,378	—	110,000	46,378	—	—	—	—
Direxion Daily META Bull 2X ETF	—	—	—	—	26,481,978	—	26,481,978[1]	—
Direxion Daily MRVL Bull 2X ETF	—	—	—	—	47,840	—	47,840[1]	—
Direxion Daily MSFT Bear 1X ETF	699,254	—	120,000	579,254	—	—	—	—
Direxion Daily MSFT Bull 2X ETF	—	—	—	—	36,571,749	—	36,571,749[1]	—
Direxion Daily MU Bear 1X ETF	—	—	—	—	272,340	—	272,340[1]	—
Direxion Daily MU Bull 2X ETF	58,821,643	—	58,821,643[1]	—	—	—	—	—

210

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily NFLX Bear 1X ETF	$76,599	$ —	$—	$76,599	$—	$ —	$—	$ —
Direxion Daily NFLX Bull 2X ETF	233,635	—	—	233,635	—	—	—	—
Direxion Daily NVDA Bear 1X ETF	—	—	—	—	160,301	—	160,301[1]	—
Direxion Daily NVDA Bull 2X ETF	7,343,066	—	7,343,066[1]	—	—	—	—	—
Direxion Daily ORCL Bear 1X ETF	327,870	—	260,000	67,870	—	—	—	—
Direxion Daily ORCL Bull 2X ETF	—	—	—	—	2,742,395	—	2,742,395[1]	—
Direxion Daily PANW Bear 1X ETF	—	—	—	—	31,328	—	31,328[1]	—
Direxion Daily PANW Bull 2X ETF	382,844	—	280,000	102,844	—	—	—	—
Direxion Daily PLTR Bear 1X ETF	961,614	—	961,614[1]	—	—	—	—	—
Direxion Daily PLTR Bull 2X ETF	912,814	—	170,000	742,814	—	—	—	—
Direxion Daily PYPL Bull 2X ETF	2,162	—	—	2,162	—	—	—	—
Direxion Daily QCOM Bear 1X ETF	—	—	—	—	16,137	—	16,137[1]	—
Direxion Daily QCOM Bull 2X ETF	—	—	—	—	1,902	—	1,902[1]	—
Direxion Daily S&P 500® Bull 2X ETF	8,922,139	—	7,460,000	1,462,139	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X ETF	—	—	—	—	3,576,540	—	3,576,540[1]	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X ETF	12,871,856	—	12,871,856[1]	—	—	—	—	—
Direxion Daily Semiconductors Top 5 Bull 2X ETF	—	—	—	—	9,478	—	9,478[1]	—
Direxion Daily SHOP Bull 2X ETF	—	—	—	—	561,160	—	561,160[1]	—
Direxion Daily SOFI Bull 2X ETF	—	—	—	—	219,703	—	219,703[1]	—
Direxion Daily TSLA Bear 1X ETF	2,632,732	—	2,632,732[1]	—	—	—	—	—
Direxion Daily TSLA Bull 2X ETF	—	—	—	—	69,636,883	—	69,636,883[1]	—
Direxion Daily TSM Bear 1X ETF	—	—	—	—	36,756	—	36,756[1]	—
Direxion Daily TSM Bull 2X ETF	27,352,340	—	25,680,000	1,672,340	—	—	—	—
Direxion Daily TXN Bull 2X ETF	194,377	—	194,377[1]	—	—	—	—	—
Direxion Daily UNH Bull 2X ETF	—	—	—	—	3,879	—	3,879[1]	—

211

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Uranium Industry Bull 2X ETF	$2,837,540	$ —	$1,780,000	$1,057,540	$—	$ —	$—	$ —
Direxion Daily XOM Bull 2X ETF	—	—	—	—	297,692	—	297,692[1]	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: J.P. Morgan

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily AI and Big Data Bear 2X ETF	$—	$ —	$—	$—	$889,831	$ —	$889,831[1]	$ —
Direxion Daily CSI 300 China A Share Bull 2X ETF	150,919	—	—	150,919	—	—	—	—
Direxion Daily Energy Bear 2X ETF	473,543	—	473,543[1]	—	—	—	—	—
Direxion Daily Energy Bull 2X ETF	3,461,977	—	2,950,000	511,977	—	—	—	—
Direxion Daily Gold Miners Index Bear 2X ETF	5,042,086	—	5,042,086[1]	—	—	—	—	—
Direxion Daily Gold Miners Index Bull 2X ETF	8,947,509	—	1,930,000	7,017,509	—	—	—	—
Direxion Daily Junior Gold Miners Index Bear 2X ETF	3,169,423	—	3,169,423[1]	—	—	—	—	—
Direxion Daily Junior Gold Miners Index Bull 2X ETF	—	—	—	—	59,857,309	—	59,857,309[1]	—
Direxion Daily MSCI Brazil Bull 2X ETF	11,917,156	—	10,098,000	1,819,156	—	—	—	—
Direxion Daily NYSE FANG+ Bull 2X ETF	—	—	—	—	378,720	—	378,720[1]	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF	654,381	—	360,000	294,381	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X ETF	—	—	—	—	144,947	—	144,947[1]	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X ETF	2,712,816	—	2,540,000	172,816	—	—	—	—
Direxion Daily TSLA Bull 2X ETF	—	—	—	—	427,446,746	—	427,446,746[1]	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

212

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
Description: Swap Contract
Counterparty: Nomura

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily ADBE Bull 2X ETF	$35,756	$ —	$—	$35,756	$—	$ —	$—	$ —
Direxion Daily AMD Bear 1X ETF	—	—	—	—	1,033,847	—	1,033,847[1]	—
Direxion Daily AMD Bull 2X ETF	—	—	—	—	503,838	—	503,838[1]	—
Direxion Daily ASML Bull 2X ETF	—	—	—	—	25,457	—	25,457[1]	—
Direxion Daily AVGO Bull 2X ETF	1,236,585	—	—	1,236,585	—	—	—	—
Direxion Daily BA Bull 2X ETF	560,145	—	560,145[1]	—	—	—	—	—
Direxion Daily GOOGL Bull 2X ETF	—	—	—	—	7,088,030	—	7,088,030[1]	—
Direxion Daily MU Bear 1X ETF	—	—	—	—	2,211,930	—	2,211,930[1]	—
Direxion Daily MU Bull 2X ETF	—	—	—	—	1,595,440	—	1,595,440[1]	—
Direxion Daily NFLX Bull 2X ETF	—	—	—	—	861,321	—	861,321[1]	—
Direxion Daily NVDA Bull 2X ETF	11,505,048	—	11,505,048[1]	—	—	—	—	—
Direxion Daily PLTR Bull 2X ETF	—	—	—	—	34,108,964	—	34,108,964[1]	—
Direxion Daily PYPL Bull 2X ETF	145,996	—	—	145,996	—	—	—	—
Direxion Daily SHOP Bull 2X ETF	—	—	—	—	527,698	—	527,698[1]	—
Direxion Daily TSLA Bull 2X ETF	—	—	—	—	166,415,405	—	166,415,405[1]	—
Direxion Daily TSM Bull 2X ETF	20,498,917	—	19,450,000	1,048,917	—	—	—	—
Direxion Daily UNH Bull 2X ETF	275,682	—	275,682[1]	—	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

213

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
Description: Swap Contract
Counterparty: UBS Securities LLC

	Assets:				Liabilities:
		Gross Amounts not Offset in the Statement of Asset and Liabilities				Gross Amounts not Offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily AAPL Bull 2X ETF	$131,034	$ —	$130,000	$1,034	$—	$ —	$—	$ —
Direxion Daily CSI 300 China A Share Bull 2X ETF	127,407	—	100,000	27,407	—	—	—	—
Direxion Daily CSI China Internet Index Bull 2X ETF	—	—	—	—	13,039,737	—	13,039,737[1]	—
Direxion Daily Energy Bear 2X ETF	—	—	—	—	5,528,524	—	5,528,524[1]	—
Direxion Daily Energy Bull 2X ETF	20,448,089	—	19,660,000	788,089	—	—	—	—
Direxion Daily Gold Miners Index Bear 2X ETF	6,770,900	—	6,770,900[1]	—	—	—	—	—
Direxion Daily Gold Miners Index Bull 2X ETF	153,725	—	—	153,725	—	—	—	—
Direxion Daily Junior Gold Miners Index Bear 2X ETF	743,356	—	743,356[1]	—	—	—	—	—
Direxion Daily Junior Gold Miners Index Bull 2X ETF	6,009,194	—	430,000	5,579,194	—	—	—	—
Direxion Daily MSCI Brazil Bull 2X ETF	13,531,555	—	11,630,000	1,901,555	—	—	—	—
Direxion Daily MSCI India Bull 2X ETF	—	—	—	—	2,862,629	—	2,862,629[1]	—
Direxion Daily NYSE FANG+ Bull 2X ETF	1,809,485	—	1,809,485[1]	—	—	—	—	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF	379,278	—	290,000	89,278	—	—	—	—
Direxion Daily S&P 500® Bear 1X ETF	—	—	—	—	6,618,363	—	6,618,363[1]	—
Direxion Daily S&P 500® Bull 2X ETF	4,091,220	—	3,410,000	681,220	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X ETF	—	—	—	—	2,571,983	—	2,571,983[1]	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X ETF	21,944,849	—	21,680,000	264,849	—	—	—	—
Direxion Daily Uranium Industry Bull 2X ETF	2,460,560	—	2,050,000	410,560	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
c) Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against, changes in the values of commodities, equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the

214

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.
d) Risks of Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the fair value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible non-performance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions. The Funds were not invested in any type of futures or options contracts during the period ended April 30, 2026.
e) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws, accounting and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.
f) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for U.S. Federal income tax purposes, with the net sales proceeds.
g) Securities Lending – Each Fund may lend up to 33 1∕3% of the value of the securities in their portfolios to approved brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, cash equivalents, or securities issued or guaranteed by the U.S. government. The collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. Government securities held as collateral, net of fee rebates paid to borrower and net of fees paid to the lending agent. The amount of fees depends on a number of factors including the security type and the length of the loan. In addition, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. No more than 99% of the value of any security may be on loan at any time.
As of April 30, 2026, all securities on loan were collateralized by cash and/or U.S. government obligations. The cash received as collateral for securities on loan was invested in money market funds, whose maturities are overnight and continuous, and is disclosed in the Schedules of Investments. The securities on loan in each Fund are also disclosed in the Schedule of Investments. The total value of securities loaned and the value of the invested cash collateral are disclosed in the Statements of Assets and Liabilities. Non-cash collateral consists of U.S. Treasury securities and is not disclosed on the Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to sell, reinvest or pledge those securities. Income earned by the Funds from securities lending is disclosed in the Statements of Operations.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds are contractually indemnified with

215

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
the securities lending agent. Furthermore, the Funds require the value of the securities loaned to be computed daily at the close of the market and additional collateral be furnished, if required.
As of April 30, 2026, the market value of the securities loaned and the related cash and non-cash collateral received for securities lending were as follows:

Funds	Market Value of Securities Loaned	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Direxion Daily AI and Big Data Bull 2X ETF	$391,478	$212,934	$189,284	$402,218
Direxion Daily CSI 300 China A Share Bull 2X ETF	10,549,740	10,771,234	—	10,771,234
Direxion Daily Energy Bull 2X ETF	776,307	—	796,131	796,131
Direxion Daily Gold Miners Index Bull 2X ETF	877,202	70,400	825,847	896,247
Direxion Daily Junior Gold Miners Index Bull 2X ETF	4,501,409	4,599,748	—	4,599,748
Direxion Daily MSCI Brazil Bull 2X ETF	6,425,060	6,566,363	—	6,566,363
Direxion Daily MSCI India Bull 2X ETF	19,169,847	19,576,495	70,083	19,646,578
Direxion Daily S&P 500® Bull 2X ETF	503,728	60,174	454,244	514,418
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X ETF	12,998,445	1,038,365	12,278,909	13,317,274
Direxion Daily Uranium Industry Bull 2X ETF	742,824	758,421	—	758,421

h) Federal Income Taxes – Each Fund intends to make the requisite distributions of income and capital gains to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company. Therefore, no provision for U.S. Federal income tax has been made by the Funds.
The Funds may be subject to a nondeductible 4% U.S. excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. Certain Funds paid this excise tax during the period ended April 30, 2026, which is disclosed on the Statements of Operations.
i) Income and Expenses – Interest income, including amortization of premiums and discounts, is recognized on an accrual basis. Distributions are recorded on the ex-dividend date.
The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective average daily net assets.
j) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.
k) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon the occurrence of specified events. The Funds’ maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.
l) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

216

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
3. INCOME TAX AND DISTRIBUTION INFORMATION
The tax character of distributions paid during the periods ended April 30, 2026 and October 31, 2025 are presented in the following table. The tax character of distributions to shareholders made during the period may differ from their ultimate characterization for U.S. Federal income tax purposes.

	Year/Period Ended April 30, 2026 (Unaudited)			Year/Period Ended October 31, 2025
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily AAPL Bear 1X ETF	$300,016	$—	$ —	$947,241	$ —	$ —
Direxion Daily AAPL Bull 2X ETF	1,713,153	10,373,164	—	14,985,478	—	—
Direxion Daily ADBE Bull 2X ETF[10]	—	—	—	—	—	—
Direxion Daily AI and Big Data Bear 2X ETF	73,045	—	—	64,893	—	—
Direxion Daily AI and Big Data Bull 2X ETF	—	770,045	—	162,753	—	—
Direxion Daily AMD Bear 1X ETF[2]	265,079	—	—	100,915	—	—
Direxion Daily AMD Bull 2X ETF[2]	444,161	4,691,477	—	245,544	—	—
Direxion Daily AMZN Bear 1X ETF	99,947	—	—	172,506	—	—
Direxion Daily AMZN Bull 2X ETF	4,341,481	11,695,967	—	9,118,355	—	—
Direxion Daily ASML Bull 2X ETF[9]	11,871	—	—	—	—	—
Direxion Daily AVGO Bear 1X ETF	163,286	—	—	213,945	—	—
Direxion Daily AVGO Bull 2X ETF	1,954,695	24,971,575	—	1,379,947	—	—
Direxion Daily BA Bull 2X ETF[4]	235,197	90,293	—	82,462	—	—
Direxion Daily BABA Bull 2X ETF[9]	8,369	—	—	—	—	—
Direxion Daily Biotech Top 5 Bull 2X ETF[7]	22,532	38,929	—	—	—	—
Direxion Daily BRKB Bull 2X ETF[1]	681,790	—	—	830,521	—	—
Direxion Daily COIN Bull 2X ETF[8]	28,188	—	—	—	—	—
Direxion Daily CSCO Bear 1X ETF[5]	31,120	—		22,714	—	—
Direxion Daily CSCO Bull 2X ETF[5]	55,241	—	—	30,887	—	—
Direxion Daily CSI 300 China A Share Bull 2X ETF	1,422,439	—	—	6,074,340	—	—
Direxion Daily CSI China Internet Index Bull 2X ETF	9,050,611	—	—	8,459,780	—	1,593,794
Direxion Daily Energy Bear 2X ETF	317,570	—	—	596,014	—	—

217

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Year/Period Ended April 30, 2026 (Unaudited)			Year/Period Ended October 31, 2025
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily Energy Bull 2X ETF	$2,687,344	$—	$ —	$6,337,455	$ —	$ —
Direxion Daily Energy Top 5 Bull 2X ETF[7]	33,430	—	—	—	—	—
Direxion Daily Gold Miners Index Bear 2X ETF	2,396,855	—	—	4,272,926	—	—
Direxion Daily Gold Miners Index Bull 2X ETF	3,119,370	—	—	4,396,121	—	662,349
Direxion Daily GOOGL Bear 1X ETF	222,468	—	—	172,349	—	—
Direxion Daily GOOGL Bull 2X ETF	9,188,996	31,854,676	—	9,219,625	—	—
Direxion Daily HOOD Bull 2X ETF[9]	50,873	—	—	—	—	—
Direxion Daily INTC Bull 2X ETF[9]	63,586	—	—	—	—	—
Direxion Daily Junior Gold Miners Index Bear 2X ETF	981,274	—	—	2,523,926	—	—
Direxion Daily Junior Gold Miners Index Bull 2X ETF	6,074,468	—	—	5,482,981	—	—
Direxion Daily LLY Bull 2X ETF[3]	129,003	1,793,756	—	149,288	—	—
Direxion Daily LMT Bull 2X ETF[6]	64,868	97,313	—	15,564	—	—
Direxion Daily Magnificent 7 Bear 1X ETF	311,220	—	—	233,986	—	—
Direxion Daily Magnificent 7 Bull 2X ETF	74,328	11,014,832	—	1,163,898	—	—
Direxion Daily META Bear 1X ETF	89,719	—	—	221,143	—	—
Direxion Daily META Bull 2X ETF	7,331,400	3,103,374	—	2,133,998	—	—
Direxion Daily MRVL Bull 2X ETF[9]	8,467	—	—	—	—	—
Direxion Daily MSCI Brazil Bull 2X ETF	1,784,500	—	—	5,272,074	—	—
Direxion Daily MSCI India Bull 2X ETF	347,719	—	—	2,400,011	—	—
Direxion Daily MSFT Bear 1X ETF	120,019	—	—	252,165	—	—
Direxion Daily MSFT Bull 2X ETF	4,722,331	13,398,842	—	8,302,486	—	—
Direxion Daily MU Bear 1X ETF	556,466	—	—	96,779	—	—
Direxion Daily MU Bull 2X ETF	6,027,161	16,253,517	—	522,021	—	—
Direxion Daily NFLX Bear 1X ETF	80,908	—	—	318,301	—	—

218

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Year/Period Ended April 30, 2026 (Unaudited)			Year/Period Ended October 31, 2025
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily NFLX Bull 2X ETF	$1,623,905	$4,351,905	$ —	$937,767	$ —	$ —
Direxion Daily NVDA Bear 1X ETF	446,961	—	—	905,764	—	—
Direxion Daily NVDA Bull 2X ETF	7,188,972	23,193,048	—	98,258,021	—	—
Direxion Daily NYSE FANG+ Bull 2X ETF	409,303	12,045,801	—	1,005,949	—	—
Direxion Daily ORCL Bear 1X ETF[8]	56,505	—	—	—	—	—
Direxion Daily ORCL Bull 2X ETF[8]	239,565	—	—	—	—	—
Direxion Daily PANW Bear 1X ETF[3]	39,541	—	—	48,578	—	—
Direxion Daily PANW Bull 2X ETF[3]	124,128	595,833	—	101,657	—	—
Direxion Daily PLTR Bear 1X ETF[1]	658,398	—	—	1,250,250	—	—
Direxion Daily PLTR Bull 2X ETF[1]	7,061,653	97,419,409	—	4,843,783	—	—
Direxion Daily PYPL Bull 2X ETF[10]	—	—	—	—	—	—
Direxion Daily QCOM Bear 1X ETF[5]	31,275	—	—	24,943	—	—
Direxion Daily QCOM Bull 2X ETF[5]	79,417	—	—	27,114	—	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF	147,132	—	—	304,417	—	—
Direxion Daily S&P 500® Bear 1X ETF	3,293,560	—	—	5,897,276	—	—
Direxion Daily S&P 500® Bull 2X ETF	452,584	2,445,527	—	1,144,591	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X ETF	675,834	—	—	1,301,281	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X ETF	2,414,581	—	—	6,895,498	—	—
Direxion Daily Semiconductors Top 5 Bear 2X ETF[7]	26,818	—	—	—	—	—
Direxion Daily Semiconductors Top 5 Bull 2X ETF[7]	32,440	104,348	—	—	—	—
Direxion Daily SHOP Bull 2X ETF[6]	99,409	1,528,648	—	19,275	—	—
Direxion Daily SOFI Bull 2X ETF[9]	10,486	—	—	—	—	—
Direxion Daily Technology Top 5 Bear 2X ETF[7]	34,346	3,694	—	—	—	—
Direxion Daily Technology Top 5 Bull 2X ETF[7]	16,201	—	—	—	—	—

219

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Year/Period Ended April 30, 2026 (Unaudited)			Year/Period Ended October 31, 2025
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily TSLA Bear 1X ETF	$1,095,207	$—	$ —	$2,069,637	$ —	$ —
Direxion Daily TSLA Bull 2X ETF	73,167,360	197,354,719	—	182,837,403	—	—
Direxion Daily TSM Bear 1X ETF	47,227	—	—	107,055	—	—
Direxion Daily TSM Bull 2X ETF	2,640,857	14,220,659	—	2,540,421	—	—
Direxion Daily TXN Bull 2X ETF[10]	—	—	—	—	—	—
Direxion Daily UNH Bull 2X ETF[10]	—	—	—	—	—	—
Direxion Daily Uranium Industry Bull 2X ETF	900,719	2,874,526	—	378,458	—	—
Direxion Daily XOM Bull 2X ETF[4]	63,735	—	—	39,232	—	—

[1]	Commenced operations on December 11, 2024.
[2]	Commenced operations on February 12, 2025.
[3]	Commenced operations on March 26, 2025.
[4]	Commenced operations on April 23, 2025.
[5]	Commenced operations on June 25, 2025.
[6]	Commenced operations on August 6, 2025.
[7]	Commenced operations on October 1, 2025.
[8]	Commenced operations on November 19, 2025.
[9]	Commenced operations on February 11, 2026.
[10]	Commenced operations on March 25, 2026.
At October 31, 2025, the components of accumulated earnings/(losses) on a tax-basis were as follows:

Funds	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Daily AAPL Bear 1X ETF	$(5,378,292)	$78,312	$ —	$(11,419,393)	$(16,719,373)
Direxion Daily AAPL Bull 2X ETF	89,448,296	10,721,791	—	(1,051)	100,169,036
Direxion Daily AI and Big Data Bear 2X ETF	(1,299,548)	8,311	—	(1,504,654)	(2,795,891)
Direxion Daily AI and Big Data Bull 2X ETF	14,564,156	770,043	—	(2,837)	15,331,362
Direxion Daily AMD Bear 1X ETF	(8,068,742)	75,649	—	(1,775,916)	(9,769,009)
Direxion Daily AMD Bull 2X ETF	30,004,881	4,821,374	—	—	34,826,255
Direxion Daily AMZN Bear 1X ETF	(1,352,071)	22,201	—	(2,819,243)	(4,149,113)
Direxion Daily AMZN Bull 2X ETF	42,695,227	12,810,034	—	(1,057)	55,504,204

220

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

Funds	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Daily AVGO Bear 1X ETF	$(4,223,379)	$49,241	$—	$(1,302,625)	$(5,476,763)
Direxion Daily AVGO Bull 2X ETF	36,445,926	25,256,134	—	—	61,702,060
Direxion Daily BA Bull 2X ETF	(1,571,747)	140,290	—	—	(1,431,457)
Direxion Daily Biotech Top 5 Bull 2X ETF	385,025	39,638	—	—	424,663
Direxion Daily BRKB Bull 2X ETF	(12,392,551)	218,790	—	(834,069)	(13,007,830)
Direxion Daily CSCO Bear 1X ETF	(181,855)	5,174	—	(21,716)	(198,397)
Direxion Daily CSCO Bull 2X ETF	387,311	10,324	—	(165,872)	231,763
Direxion Daily CSI 300 China A Share Bull 2X ETF	(2,616,888)	242,674	—	(155,684,182)	(158,058,396)
Direxion Daily CSI China Internet Index Bull 2X ETF	35,074,572	—	—	(390,484,009)	(355,409,437)
Direxion Daily Energy Bear 2X ETF	(1,557,297)	72,011	—	(197,067,771)	(198,553,057)
Direxion Daily Energy Bull 2X ETF	(7,688,040)	68,117	—	(37,542,123)	(45,162,046)
Direxion Daily Energy Top 5 Bull 2X ETF	(152,107)	3,081	—	(33,807)	(182,833)
Direxion Daily Gold Miners Index Bear 2X ETF	(94,115,838)	813,842	—	(756,138,779)	(849,440,775)
Direxion Daily Gold Miners Index Bull 2X ETF	309,424,613	—	—	(1,475,780,410)	(1,166,355,797)
Direxion Daily GOOGL Bear 1X ETF	(3,884,164)	54,411	—	(2,352,354)	(6,182,107)
Direxion Daily GOOGL Bull 2X ETF	322,282,417	32,555,971	—	(1,057)	354,837,331
Direxion Daily Junior Gold Miners Index Bear 2X ETF	(66,545,534)	362,069	—	(316,499,954)	(382,683,419)
Direxion Daily Junior Gold Miners Index Bull 2X ETF	203,222,470	198,373	—	(1,352,003,557)	(1,148,582,714)
Direxion Daily LLY Bull 2X ETF	6,573,491	1,816,533	—	—	8,390,024
Direxion Daily LMT Bull 2X ETF	954,479	109,143	—	—	1,063,622
Direxion Daily Magnificent 7 Bear 1X ETF	(3,765,007)	71,336	—	(1,175,316)	(4,868,987)
Direxion Daily Magnificent 7 Bull 2X ETF	28,316,123	11,014,825	—	—	39,330,948
Direxion Daily META Bear 1X ETF	(182,626)	24,347	—	(416,206)	(574,485)
Direxion Daily META Bull 2X ETF	(69,811,347)	3,765,211	—	(8,999)	(66,055,135)
Direxion Daily MSCI Brazil Bull 2X ETF	12,753,308	15,752	—	(462,762,602)	(449,993,542)

221

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

Funds	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Daily MSCI India Bull 2X ETF	$(1,391,385)	$105,454	$ —	$—	$(1,285,931)
Direxion Daily MSFT Bear 1X ETF	(1,641,548)	30,761	—	(4,635,682)	(6,246,469)
Direxion Daily MSFT Bull 2X ETF	3,729,093	13,943,128	—	(1,057)	17,671,164
Direxion Daily MU Bear 1X ETF	(4,366,238)	42,963	—	(911,755)	(5,235,030)
Direxion Daily MU Bull 2X ETF	89,678,966	16,590,812	—	—	106,269,778
Direxion Daily NFLX Bear 1X ETF	(2,206,403)	25,953	—	(167,136)	(2,347,586)
Direxion Daily NFLX Bull 2X ETF	(10,483,830)	4,582,678	—	(1,460)	(5,902,612)
Direxion Daily NVDA Bear 1X ETF	(12,145,853)	103,577	—	(15,495,319)	(27,537,595)
Direxion Daily NVDA Bull 2X ETF	170,854,511	24,896,269	—	(13,868)	195,736,912
Direxion Daily NYSE FANG+ Bull 2X ETF	48,767,805	12,123,818	—	—	60,891,623
Direxion Daily PANW Bear 1X ETF	(588,886)	4,562	—	(87,996)	(672,320)
Direxion Daily PANW Bull 2X ETF	3,912,489	617,999	—	—	4,530,488
Direxion Daily PLTR Bear 1X ETF	(22,352,197)	163,114	—	(7,303,488)	(29,492,571)
Direxion Daily PLTR Bull 2X ETF	224,704,027	98,596,081	—	—	323,300,108
Direxion Daily QCOM Bear 1X ETF	(475,316)	7,206	—	(53,812)	(521,922)
Direxion Daily QCOM Bull 2X ETF	885,489	6,035	—	(33,953)	857,571
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF	11,539,749	24,231	—	(18,854,554)	(7,290,574)
Direxion Daily S&P 500® Bear 1X ETF	(44,889,638)	518,486	—	(185,831,811)	(230,202,963)
Direxion Daily S&P 500® Bull 2X ETF	66,751,790	2,445,525	—	—	69,197,315
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X ETF	(8,284,299)	155,377	—	(217,927,060)	(226,055,982)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X ETF	(53,415,515)	232,499	—	(88,727,823)	(141,910,839)
Direxion Daily Semiconductors Top 5 Bull 2X ETF	(787,721)	6,200	—	(16,392)	(797,913)
Direxion Daily Semiconductors Top 5 Bull 2X ETF	998,595	107,064	—	—	1,105,659
Direxion Daily SHOP Bull 2X ETF	1,435,097	1,544,419	—	—	2,979,516

222

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

Funds	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Daily Technology Top 5 Bear 2X ETF	$(224,365)	$10,020	$ —	$—	$(214,345)
Direxion Daily Technology Top 5 Bull 2X ETF	174,642	1,248	—	(1,181)	174,709
Direxion Daily TSLA Bear 1X ETF	(40,363,463)	311,582	—	(42,149,738)	(82,201,619)
Direxion Daily TSLA Bull 2X ETF	2,037,345,229	211,400,272	—	(1,050)	2,248,744,451
Direxion Daily TSM Bear 1X ETF	(1,208,456)	12,986	—	—	(1,195,470)
Direxion Daily TSM Bull 2X ETF	49,046,063	14,663,860	—	—	63,709,923
Direxion Daily Uranium Industry Bull 2X ETF	12,635,242	2,898,677	—	(2,629)	15,531,290
Direxion Daily XOM Bull 2X ETF	138,338	5,638	—	(70,690)	73,286

[1]	Other Accumulated Earnings (Losses) consist of capital loss carryover, qualified late year losses and organizational costs.
At April 30, 2026, the aggregate gross unrealized appreciation and depreciation of investments for U.S. Federal income tax purposes were as follows:

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Daily AAPL Bear 1X ETF	$16,310,222	$—	$—	$—
Direxion Daily AAPL Bull 2X ETF	196,229,108	740,704	—	740,704
Direxion Daily ADBE Bull 2X ETF	3,704,301	7,582	—	7,582
Direxion Daily AI and Big Data Bear 2X ETF	5,632,962	—	—	—
Direxion Daily AI and Big Data Bull 2X ETF	22,926,012	4,839,342	(628,865)	4,210,477
Direxion Daily AMD Bear 1X ETF	25,345,030	—	—	—
Direxion Daily AMD Bull 2X ETF	65,711,997	2,928,075	—	2,928,075
Direxion Daily AMZN Bear 1X ETF	19,013,517	—	—	—
Direxion Daily AMZN Bull 2X ETF	428,286,813	8,221,899	—	8,221,899
Direxion Daily ASML Bull 2X ETF	5,912,347	—	(6,224)	(6,224)
Direxion Daily AVGO Bear 1X ETF	7,492,682	—	—	—
Direxion Daily AVGO Bull 2X ETF	197,152,996	7,397,831	—	7,397,831
Direxion Daily BA Bull 2X ETF	17,959,368	228,754	—	228,754
Direxion Daily BABA Bull 2X ETF	3,360,405	7,948	—	7,948
Direxion Daily Biotech Top 5 Bull 2X ETF	3,046,904	46,054	(6,903)	39,151
Direxion Daily BRKB Bull 2X ETF	61,018,208	—	(570,590)	(570,590)
Direxion Daily COIN Bull 2X ETF	3,021,022	—	(39,066)	(39,066)
Direxion Daily CSCO Bear 1X ETF	1,995,206	—	—	—
Direxion Daily CSCO Bull 2X ETF	4,477,127	65,447	—	65,447
Direxion Daily CSI 300 China A Share Bull 2X ETF	111,037,094	893,988	—	893,988
Direxion Daily CSI China Internet Index Bull 2X ETF	314,394,938	—	(7,050,775)	(7,050,775)
Direxion Daily Energy Bear 2X ETF	48,931,107	—	—	—
Direxion Daily Energy Bull 2X ETF	224,182,972	41,673,763	(396,353)	41,277,410
Direxion Daily Energy Top 5 Bull 2X ETF	5,832,007	329,396	—	329,396
Direxion Daily Gold Miners Index Bear 2X ETF	109,165,986	—	—	—
Direxion Daily Gold Miners Index Bull 2X ETF	1,004,615,668	23,536,024	—	23,536,024

223

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Daily GOOGL Bear 1X ETF	$18,679,719	$—	$—	$—
Direxion Daily GOOGL Bull 2X ETF	993,974,372	20,445,128	—	20,445,128
Direxion Daily HOOD Bull 2X ETF	11,898,250	—	(27,761)	(27,761)
Direxion Daily INTC Bull 2X ETF	42,769,201	1,948,901	—	1,948,901
Direxion Daily Junior Gold Miners Index Bear 2X ETF	46,549,344	—	—	—
Direxion Daily Junior Gold Miners Index Bull 2X ETF	523,362,595	2,297,497	—	2,297,497
Direxion Daily LLY Bull 2X ETF	18,255,250	600,227	—	600,227
Direxion Daily LMT Bull 2X ETF	8,658,695	19,706	—	19,706
Direxion Daily Magnificent 7 Bear 1X ETF	24,967,377	—	—	—
Direxion Daily Magnificent 7 Bull 2X ETF	91,394,409	11,424,327	—	11,424,327
Direxion Daily META Bear 1X ETF	8,186,101	—	—	—
Direxion Daily META Bull 2X ETF	479,032,587	—	(1,176,546)	(1,176,546)
Direxion Daily MRVL Bull X ETF	32,306,507	566,749	—	566,749
Direxion Daily MSCI Brazil Bull 2X ETF	121,428,394	6,592,612	—	6,592,612
Direxion Daily MSCI India Bull 2X ETF	86,112,873	—	(1,679,680)	(1,679,680)
Direxion Daily MSFT Bear 1X ETF	42,051,937	—	—	—
Direxion Daily MSFT Bull 2X ETF	909,110,151	—	(6,983,004)	(6,983,004)
Direxion Daily MU Bear 1X ETF	30,870,155	—	—	—
Direxion Daily MU Bull 2X ETF	1,622,709,243	39,889,452	—	39,889,452
Direxion Daily NFLX Bear 1X ETF	4,851,821	—	—	—
Direxion Daily NFLX Bull 2X ETF	168,471,215	446,127	—	446,127
Direxion Daily NVDA Bear 1X ETF	23,696,412	—	—	—
Direxion Daily NVDA Bull 2X ETF	529,388,552	19,858,649	—	19,858,649
Direxion Daily NYSE FANG+ Bull 2X ETF	129,129,104	6,335,162	(2,525,149)	3,810,013
Direxion Daily ORCL Bear 1X ETF	7,517,484	—	—	—
Direxion Daily ORCL Bull 2X ETF	50,855,373	106,828	—	106,828
Direxion Daily PANW Bear 1X ETF	2,373,099	—	—	—
Direxion Daily PANW Bull 2X ETF	12,774,467	17,789	—	17,789
Direxion Daily PLTR Bear 1X ETF	28,491,329	—	—	—
Direxion Daily PLTR Bull 2X ETF	582,112,897	—	(9,810,722)	(9,810,722)
Direxion Daily PYPL Bull 2X ETF	3,005,622	32,566	—	32,566
Direxion Daily QCOM Bear 1X ETF	2,394,798	—	—	—
Direxion Daily QCOM Bull 2X ETF	17,261,149	263,764	—	263,764
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF	28,277,516	2,904,680	—	2,904,680
Direxion Daily S&P 500® Bear 1X ETF	230,018,629	—	—	—
Direxion Daily S&P 500® Bull 2X ETF	166,517,251	61,859,090	(3,112,359)	58,746,731
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X ETF	134,385,179	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X ETF	254,390,945	45,852,097	(714,981)	45,137,116
Direxion Daily Semiconductors Top 5 Bear 2X ETF	1,364,843	—	—	—
Direxion Daily Semiconductors Top 5 Bull 2X ETF	7,635,440	234,466	—	234,466
Direxion Daily SHOP Bull 2X ETF	10,998,714	—	(823)	(823)
Direxion Daily SOFI Bull 2X ETF	3,709,159	—	(43,950)	(43,950)
Direxion Daily Technology Top 5 Bear 2X ETF	2,851,642	—	—	—
Direxion Daily Technology Top 5 Bull 2X ETF	3,688,302	111,724	(46,250)	65,474
Direxion Daily TSLA Bear 1X ETF	77,896,057	—	—	—

224

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Daily TSLA Bull 2X ETF	$6,121,381,648	$47,688,459	$—	$47,688,459
Direxion Daily TSM Bear 1X ETF	3,000,087	—	—	—
Direxion Daily TSM Bull 2X ETF	561,971,305	10,406,443	—	10,406,443
Direxion Daily TXN Bull 2X ETF	6,274,257	78,709	—	78,709
Direxion Daily UNH Bull 2X ETF	5,579,591	68,734	—	68,734
Direxion Daily Uranium Industry Bull 2X ETF	47,932,091	3,875,785	—	3,875,785
Direxion Daily XOM Bull 2X ETF	7,964,711	239,461	—	239,461

In order to meet certain U.S. excise tax distribution requirements, each Fund is required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, these Funds are permitted for tax purposes to defer to their next fiscal year qualified late year losses. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, October 31, 2025.
At October 31, 2025, no Funds deferred, on a tax basis, qualified late year losses.
Under current law, each Fund may carry forward net capital losses indefinitely to use to offset capital gains realized in future years and their character is retained as either short-term and/or long-term.
At October 31, 2025, for U.S. Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains:

Funds	Utilized in Current Year	Unlimited ST	Unlimited LT
Direxion Daily AAPL Bear 1X ETF	$—	$(11,418,349)	$—
Direxion Daily AAPL Bull 2X ETF	—	—	—
Direxion Daily AI and Big Data Bear 2X ETF	—	(1,501,972)	—
Direxion Daily AI and Big Data Bull 2X ETF	—	—	—
Direxion Daily AMD Bear 1X ETF	—	(1,775,916)	—
Direxion Daily AMD Bull 2X ETF	—	—	—
Direxion Daily AMZN Bear 1X ETF	—	(2,818,193)	—
Direxion Daily AMZN Bull 2X ETF	—	—	—
Direxion Daily AVGO Bear 1X ETF	—	(1,302,625)	—
Direxion Daily AVGO Bull 2X ETF	1,429	—	—
Direxion Daily BA Bull 2X ETF	—	—	—
Direxion Daily Biotech Top 5 Bull 2X ETF	—	—	—
Direxion Daily BRKB Bull 2X ETF	—	(834,069)	—
Direxion Daily CSCO Bear 1X ETF	—	(21,716)	—
Direxion Daily CSCO Bull 2X ETF	—	(165,872)	—
Direxion Daily CSI 300 China A Share Bull 2X ETF	—	(153,469,533)	(2,214,649)
Direxion Daily CSI China Internet Index Bull 2X ETF	—	(390,484,009)	—
Direxion Daily Energy Bear 2X ETF	709,261	(197,067,771)	—
Direxion Daily Energy Bull 2X ETF	—	(25,640,607)	(11,901,516)
Direxion Daily Energy Top 5 Bull 2X ETF	—	(33,807)	—
Direxion Daily Gold Miners Index Bear 2X ETF	—	(756,138,779)	—
Direxion Daily Gold Miners Index Bull 2X ETF	336,894,023	(871,204,897)	(604,575,513)
Direxion Daily GOOGL Bear 1X ETF	—	(2,351,304)	—
Direxion Daily GOOGL Bull 2X ETF	—	—	—
Direxion Daily Junior Gold Miners Index Bear 2X ETF	—	(316,499,954)	—
Direxion Daily Junior Gold Miners Index Bull 2X ETF	150,390,796	(1,352,003,557)	—
Direxion Daily LLY Bull 2X ETF	—	—	—

225

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

Funds	Utilized in Current Year	Unlimited ST	Unlimited LT
Direxion Daily LMT Bull 2X ETF	$—	$—	$—
Direxion Daily Magnificent 7 Bear 1X ETF	—	(1,175,316)	—
Direxion Daily Magnificent 7 Bull 2X ETF	—	—	—
Direxion Daily META Bear 1X ETF	—	(414,148)	—
Direxion Daily META Bull 2X ETF	137,273	—	—
Direxion Daily MSCI Brazil Bull 2X ETF	—	(459,448,631)	(3,313,971)
Direxion Daily MSCI India Bull 2X ETF	—	—	—
Direxion Daily MSFT Bear 1X ETF	—	(4,634,632)	—
Direxion Daily MSFT Bull 2X ETF	—	—	—
Direxion Daily MU Bear 1X ETF	—	(911,755)	—
Direxion Daily MU Bull 2X ETF	1,511	—	—
Direxion Daily NFLX Bear 1X ETF	—	(165,676)	—
Direxion Daily NFLX Bull 2X ETF	—	—	—
Direxion Daily NVDA Bear 1X ETF	—	(15,481,451)	—
Direxion Daily NVDA Bull 2X ETF	—	—	—
Direxion Daily NYSE FANG+ Bull 2X ETF	782,201	—	—
Direxion Daily PANW Bear 1X ETF	—	(87,996)	—
Direxion Daily PANW Bull 2X ETF	—	—	—
Direxion Daily PLTR Bear 1X ETF	—	(7,303,488)	—
Direxion Daily PLTR Bull 2X ETF	—	—	—
Direxion Daily QCOM Bear 1X ETF	—	(53,812)	—
Direxion Daily QCOM Bull 2X ETF	—	(33,953)	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF	—	(17,216,753)	(1,636,756)
Direxion Daily S&P 500® Bear 1X ETF	—	(185,831,811)	—
Direxion Daily S&P 500® Bull 2X ETF	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X ETF	10,006,648	(217,927,060)	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X ETF	—	(63,438,462)	(25,289,361)
Direxion Daily Semiconductors Top 5 Bear 2X ETF	—	(16,392)	—
Direxion Daily Semiconductors Top 5 Bull 2X ETF	—	—	—
Direxion Daily SHOP Bull 2X ETF	—	—	—
Direxion Daily Technology Top 5 Bear 2X ETF	—	—	—
Direxion Daily Technology Top 5 Bull 2X ETF	—	(1,181)	—
Direxion Daily TSLA Bear 1X ETF	—	(42,148,689)	—
Direxion Daily TSLA Bull 2X ETF	—	—	—
Direxion Daily TSM Bear 1X ETF	25,798	—	—
Direxion Daily TSM Bull 2X ETF	—	—	—
Direxion Daily Uranium Industry Bull 2X ETF	—	—	—
Direxion Daily XOM Bull 2X ETF	—	(70,690)	—

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has reviewed all open tax years and concluded that there is no effect to the Funds’ financial positions or results of operations and no tax liability was required to be recorded resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During this period, the Funds did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of April 30, 2026, open U.S. Federal and state income tax years include the tax years ended October 31, 2023, through October 31, 2025. The Funds have no examinations in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

226

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
4. CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES
Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” The number of shares in a Creation Unit for each respective Fund is as follows:

Fund	Number of shares per Creation Unit
Direxion Daily AAPL Bear 1X ETF	25,000 shares
Direxion Daily AAPL Bull 2X ETF	25,000 shares
Direxion Daily ADBE Bull 2X ETF	25,000 shares
Direxion Daily AI and Big Data Bear 2X ETF	25,000 shares
Direxion Daily AI and Big Data Bull 2X ETF	25,000 shares
Direxion Daily AMD Bear 1X ETF	25,000 shares
Direxion Daily AMD Bull 2X ETF	25,000 shares
Direxion Daily AMZN Bear 1X ETF	25,000 shares
Direxion Daily AMZN Bull 2X ETF	25,000 shares
Direxion Daily ASML Bull 2X ETF	25,000 shares
Direxion Daily AVGO Bear 1X ETF	25,000 shares
Direxion Daily AVGO Bull 2X ETF	25,000 shares
Direxion Daily BA Bull 2X ETF	25,000 shares
Direxion Daily BABA Bull 2X ETF	25,000 shares
Direxion Daily Biotech Top 5 Bull 2X ETF	25,000 shares
Direxion Daily BRKB Bull 2X ETF	25,000 shares
Direxion Daily COIN Bull 2X ETF	25,000 shares
Direxion Daily CSCO Bear 1X ETF	25,000 shares
Direxion Daily CSCO Bull 2X ETF	25,000 shares
Direxion Daily CSI 300 China A Share Bull 2X ETF	50,000 shares
Direxion Daily CSI China Internet Index Bull 2X ETF	50,000 shares
Direxion Daily Energy Bear 2X ETF	50,000 shares
Direxion Daily Energy Bull 2X ETF	50,000 shares
Direxion Daily Energy Top 5 Bull 2X ETF	25,000 shares
Direxion Daily Gold Miners Index Bear ETF	50,000 shares
Direxion Daily Gold Miners Index Bull 2X ETF	50,000 shares
Direxion Daily GOOGL Bear 1X ETF	25,000 shares
Direxion Daily GOOGL Bull 2X ETF	25,000 shares
Direxion Daily HOOD Bull 2X ETF	25,000 shares
Direxion Daily INTC Bull 2X ETF	25,000 shares
Direxion Daily Junior Gold Miners Index Bear 2X ETF	50,000 shares
Direxion Daily Junior Gold Miners Index Bull 2X ETF	50,000 shares
Direxion Daily LLY Bull 2X ETF	25,000 shares
Direxion Daily LMT Bull 2X ETF	25,000 shares
Direxion Daily Magnificent 7 Bear 1X ETF	50,000 shares
Direxion Daily Magnificent 7 Bull 2X ETF	50,000 shares
Direxion Daily META Bear 1X ETF	25,000 shares
Direxion Daily META Bull 2X ETF	25,000 shares
Direxion Daily MRVL Bull 2X ETF	25,000 shares
Direxion Daily MSCI Brazil Bull 2X ETF	50,000 shares
Direxion Daily MSCI India Bull 2X ETF	50,000 shares
Direxion Daily MSFT Bear 1X ETF	25,000 shares
Direxion Daily MSFT Bull 2X ETF	25,000 shares
Direxion Daily MU Bear 1X ETF	25,000 shares
Direxion Daily MU Bull 2X ETF	25,000 shares
Direxion Daily NFLX Bear 1X ETF	25,000 shares

227

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

Fund	Number of shares per Creation Unit
Direxion Daily NFLX Bull 2X ETF	25,000 shares
Direxion Daily NVDA Bear 1X ETF	25,000 shares
Direxion Daily NVDA Bull 2X ETF	25,000 shares
Direxion Daily NYSE FANG+ Bull 2X ETF	50,000 shares
Direxion Daily ORCL Bear 1X ETF	25,000 shares
Direxion Daily ORCL Bull 2X ETF	25,000 shares
Direxion Daily PANW Bear 1X ETF	25,000 shares
Direxion Daily PANW Bull 2X ETF	25,000 shares
Direxion Daily PLTR Bear 1X ETF	25,000 shares
Direxion Daily PLTR Bull 2X ETF	25,000 shares
Direxion Daily PYPL Bull 2X ETF	25,000 shares
Direxion Daily QCOM Bear 1X ETF	25,000 shares
Direxion Daily QCOM Bull 2X ETF	25,000 shares
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF	50,000 shares
Direxion Daily S&P 500® Bear 1X ETF	50,000 shares
Direxion Daily S&P 500® Bull 2X ETF	50,000 shares
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X ETF	50,000 shares
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X ETF	50,000 shares
Direxion Daily Semiconductors Top 5 Bear 2X ETF	25,000 shares
Direxion Daily Semiconductors Top 5 Bull 2X ETF	25,000 shares
Direxion Daily SHOP Bull 2X ETF	25,000 shares
Direxion Daily SOFI Bull 2X ETF	25,000 shares
Direxion Daily Technology Top 5 Bear 2X ETF	25,000 shares
Direxion Daily Technology Top 5 Bull 2X ETF	25,000 shares
Direxion Daily TSLA Bear 1X ETF	25,000 shares
Direxion Daily TSLA Bull 2X ETF	25,000 shares
Direxion Daily TSM Bear 1X ETF	25,000 shares
Direxion Daily TSM Bull 2X ETF	25,000 shares
Direxion Daily TXN Bull 2X ETF	25,000 shares
Direxion Daily UNH Bull 2X ETF	25,000 shares
Direxion Daily Uranium Industry Bull 2X ETF	25,000 shares
Direxion Daily XOM Bull 2X ETF	25,000 shares

Creation Units of the Bull Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Creation Units of the Bear Funds are issued and redeemed for cash. Investors such as market makers, large investors and institutions who wish to deal in creation units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund include both cash and in-kind transactions and are disclosed in detail in the Statements of Changes in Net Assets.
Transaction fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of creation units. There is a fixed and a variable component to the total transaction fee. A fixed transaction fee is applicable to each creation or redemption transaction, regardless of the number of creation units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each creation unit purchased or redeemed is applicable to each creation or redemption transaction. Not all Funds will have a transaction fee associated with capital share activity for the year. Transaction fees received by each Fund are presented in the Capital Share Transaction section of the Statements of Changes in Net Assets and any amount receivable as of April 30, 2026, is included in Receivable for Fund shares sold on the Statements of Assets and Liabilities.

228

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
5. INVESTMENT TRANSACTIONS
The table below presents each Fund’s investment transactions during the period ended April 30, 2026. Purchases represent the aggregate purchases of investments excluding the cost of in-kind purchases, short-term investment purchases, swaps and futures contracts. Sales represent the aggregate sales of investments excluding proceeds from in-kind sales, short-term investments, swaps and futures contracts. Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Daily AAPL Bear 1X ETF	$—	$—	$—	$—
Direxion Daily AAPL Bull 2X ETF	—	—	31,592,848	30,598,854
Direxion Daily ADBE Bull 2X ETF[3]	250,823	—	—	—
Direxion Daily AI and Big Data Bear 2X ETF	—	—	—	—
Direxion Daily AI and Big Data Bull 2X ETF	9,668,643	22,407,455	—	2,505,423
Direxion Daily AMD Bear 1X ETF	—	—	—	—
Direxion Daily AMD Bull 2X ETF	—	1,772,368	2,788,721	1,734,411
Direxion Daily AMZN Bear 1X ETF	—	—	—	—
Direxion Daily AMZN Bull 2X ETF	—	39,792,489	44,065,489	14,304,578
Direxion Daily ASML Bull 2X ETF[2]	141,363	—	527,971	254,264
Direxion Daily AVGO Bear 1X ETF	—	—	—	—
Direxion Daily AVGO Bull 2X ETF	—	3,923,677	24,377,564	11,026,282
Direxion Daily BA Bull 2X ETF	—	1,806,547	1,121,178	689,960
Direxion Daily BABA Bull 2X ETF[2]	657,487	383,828	315,747	—
Direxion Daily Biotech Top 5 Bull 2X ETF	1,965,587	2,369,036	—	—
Direxion Daily BRBK Bull 2X ETF	—	3,137,384	12,386,625	8,081,091
Direxion Daily COIN Bull 2X ETF[1]	130,899	72,436	449,168	104,311
Direxion Daily CSCO Bear 1X ETF	—	—	—	—
Direxion Daily CSCO Bull 2X ETF	—	969,290	301,750	—
Direxion Daily CSI 300 China A Share Bull 2X ETF	40,640,190	—	4,318,681	46,075,228
Direxion Daily CSI China Internet Index Bull 2X ETF	11,179,700	106,036,365	131,547,038	38,602,256
Direxion Daily Energy Bear 2X ETF	—	—	—	—
Direxion Daily Energy Bull 2X ETF	33,512,600	35,112,052	30,965,858	57,858,952
Direxion Daily Energy Top 5 Bull 2X ETF	1,833,858	924,041	—	—
Direxion Daily Gold Miners Index Bear 2X ETF	—	—	—	—
Direxion Daily Gold Miners Index Bull 2X ETF	608,122,550	671,612,109	413,463,230	563,462,244
Direxion Daily GOOGL Bear 1X ETF	—	—	—	—
Direxion Daily GOOGL Bull 2X ETF	—	—	103,773,070	54,592,142
Direxion Daily HOOD Bull 2X ETF[1]	114,309	194,303	646,176	86,448
Direxion Daily INTC Bull 2X ETF[1]	1,777,667	—	958,759	512,358
Direxion Daily Junior Gold Miners Index Bear 2X ETF	—	—	—	—
Direxion Daily Junior Gold Miners Index Bull 2X ETF	196,895,725	184,927,241	104,312,936	179,685,431
Direxion Daily LLY Bull 2X ETF	—	2,312,664	2,257,882	152,320
Direxion Daily LMT Bull 2X ETF	627,112	206,177	651,797	—
Direxion Daily Magnificent 7 Bear 1X ETF	—	—	—	—
Direxion Daily Magnificent 7 Bull 2X ETF	130,312,196	200,613,920	32,000,721	11,079,031
Direxion Daily META Bear 1X ETF	—	—	—	—
Direxion Daily META Bull 2X ETF	—	86,578,643	87,450,895	58,041,942
Direxion Daily MRVL Bull 2X ETF[2]	2,871,535	—	2,497,286	700,047
Direxion Daily MSCI Brazil Bull 2X ETF	54,282,822	14,120,696	—	52,491,585
Direxion Daily MSCI India Bull 2X ETF	—	—	15,208,809	7,996,909
Direxion Daily MSFT Bear 1X ETF	—	—	—	—

229

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Daily MSFT Bull 2X ETF	$—	$—	$96,394,088	$5,204,030
Direxion Daily MU Bear 1X ETF	—	—	—	—
Direxion Daily MU Bull 2X ETF	36,966,305	57,887,835	164,592,768	78,708,867
Direxion Daily NFLX Bear 1X ETF	—	—	—	—
Direxion Daily NFLX Bull 2X ETF	—	9,006,922	23,747,480	2,370,921
Direxion Daily NVDA Bear 1X ETF	—	—	—	—
Direxion Daily NVDA Bull 2X ETF	—	47,893,654	36,730,675	29,886,515
Direxion Daily NYSE FANG+ Bull 2X ETF	68,547,798	71,743,966	—	—
Direxion Daily ORCL Bear 1X ETF[1]	—	—	—	—
Direxion Daily ORCL Bull 2X ETF[1]	1,861,763	—	1,649,360	462,886
Direxion Daily PANW Bear 1X ETF	—	—	—	—
Direxion Daily PANW Bull 2X ETF	—	—	796,650	—
Direxion Daily PLTR Bear 1X ETF	—	—	—	—
Direxion Daily PLTR Bull 2X ETF	—	—	67,981,549	13,772,821
Direxion Daily PYPL Bull X ETF[3]	243,204	—	—	—
Direxion Daily QCOM Bear 1X ETF	—	—	—	—
Direxion Daily QCOM Bull 2X ETF	—	1,102,337	1,258,043	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF	—	—	—	2,832,726
Direxion Daily S&P 500® Bear 1X ETF	—	—	—	—
Direxion Daily S&P 500® Bull 2X ETF	27,076,757	65,706,021	52,058,082	8,994,193
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X ETF	—	—	—	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X ETF	26,048,069	100,284,155	127,549,237	72,254,631
Direxion Daily Semiconductors Top 5 Bear 2X ETF	—	—	—	—
Direxion Daily Semiconductors Top 5 Bull 2X ETF	299,667	884,680	1,566,364	1,510,853
Direxion Daily SHOP Bull 2X ETF	669,475	1,372,243	2,121,231	68,830
Direxion Daily SOFI Bull 2X ETF[2]	663,142	302,939	423,335	—
Direxion Daily Technology Top 5 Bear 2X ETF	—	—	—	—
Direxion Daily Technology Top 5 Bull 2X ETF	623,739	1,531,466	—	—
Direxion Daily TSLA Bear 1X ETF	—	—	—	—
Direxion Daily TSLA Bull 2X ETF	—	702,541,500	361,846,408	389,686,922
Direxion Daily TSM Bear 1X ETF	—	—	—	—
Direxion Daily TSM Bull 2X ETF	32,399,120	43,319,418	38,402,573	15,370,869
Direxion Daily TXN Bull 2X ETF[3]	250,111	—	178,650	216,188
Direxion Daily UNH Bull 2X ETF[3]	190,602	—	—	—
Direxion Daily Uranium Industry Bull 2X ETF	15,007,317	11,246,000	3,096,718	647,783
Direxion Daily XOM Bull 2X ETF	644,556	632,703	655,539	—

[1]	Represents the period from November 19, 2025 (commencement of operations) to April 30, 2026.
[2]	Represents the period from February 11, 2026 (commencement of operations) to April 30, 2026.
[3]	Represents the period from March 25, 2026 (commencement of operations) to April 30, 2026.
There were no purchases or sales of long-term U.S. Government securities in the Funds during the period ended April 30, 2026.

230

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
6. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each Fund pays the Adviser investment advisory fees at an annual rate based on its average daily net assets. These rates are as follows:

Direxion Daily AAPL Bear 1X ETF	0.75%
Direxion Daily AAPL Bull 2X ETF	0.75%
Direxion Daily ADBE Bull 2X ETF	0.75%
Direxion Daily AI and Big Data Bear 2X ETF	0.75%
Direxion Daily AI and Big Data Bull 2X ETF	0.75%
Direxion Daily AMD Bear 1X ETF	0.75%
Direxion Daily AMD Bull 2X ETF	0.75%
Direxion Daily AMZN Bear 1X ETF	0.75%
Direxion Daily AMZN Bull 2X ETF	0.75%
Direxion Daily ASML Bull 2X ETF	0.75%
Direxion Daily AVGO Bear 1X ETF	0.75%
Direxion Daily AVGO Bull 2X ETF	0.75%
Direxion Daily BA Bull 2X ETF	0.75%
Direxion Daily BABA Bull 2X ETF	0.75%
Direxion Daily Biotech Top 5 Bull 2X ETF	0.75%
Direxion Daily BRKB Bull 2X ETF	0.75%
Direxion Daily COIN Bull 2X ETF	0.75%
Direxion Daily CSCO Bear 1X ETF	0.75%
Direxion Daily CSCO Bull 2X ETF	0.75%
Direxion Daily CSI 300 China A Share Bull 2X ETF	0.75%
Direxion Daily CSI China Internet Index Bull 2X ETF	0.75%
Direxion Daily Energy Bear 2X ETF	0.75%
Direxion Daily Energy Bull 2X ETF	0.75%
Direxion Daily Energy Top 5 Bull 2X ETF	0.75%
Direxion Daily Gold Miners Index Bear 2X ETF	0.75%
Direxion Daily Gold Miners Index Bull 2X ETF	0.75%
Direxion Daily GOOGL Bear 1X ETF	0.75%
Direxion Daily GOOGL Bull 2X ETF	0.75%
Direxion Daily HOOD Bull 2X ETF	0.75%
Direxion Daily INTC Bull 2X ETF	0.75%
Direxion Daily Junior Gold Miners Index Bear 2X ETF	0.75%
Direxion Daily Junior Gold Miners Index Bull 2X ETF	0.75%
Direxion Daily LLY Bull 2X ETF	0.75%
Direxion Daily LMT Bull 2X ETF	0.75%
Direxion Daily Magnificent 7 Bear 1X ETF	0.35%
Direxion Daily Magnificent 7 Bull 2X ETF	0.75%
Direxion Daily META Bear 1X ETF	0.75%
Direxion Daily META Bull 2X ETF	0.75%
Direxion Daily MRVL Bul 2X ETF	0.75%
Direxion Daily MSCI Brazil Bull 2X ETF	0.75%
Direxion Daily MSCI India Bull 2X ETF	0.75%
Direxion Daily MSFT Bear 1X ETF	0.75%
Direxion Daily MSFT Bull 2X ETF	0.75%
Direxion Daily MU Bear 1X ETF	0.75%
Direxion Daily MU Bull 2X ETF	0.75%
Direxion Daily NFLX Bear 1X ETF	0.75%
Direxion Daily NFLX Bull 2X ETF	0.75%
Direxion Daily NVDA Bear 1X ETF	0.75%

231

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

Direxion Daily NVDA Bull 2X ETF	0.75%
Direxion Daily NYSE FANG+ Bull 2X ETF	0.75%
Direxion Daily ORCL Bear 1X ETF	0.75%
Direxion Daily ORCL Bull 2X ETF	0.75%
Direxion Daily PANW Bear 1X ETF	0.75%
Direxion Daily PANW Bull 2X ETF	0.75%
Direxion Daily PLTR Bear 1X ETF	0.75%
Direxion Daily PLTR Bull 2X ETF	0.75%
Direxion Daily PYPL Bull 2X ETF	0.75%
Direxion Daily QCOM Bear 1X ETF	0.75%
Direxion Daily QCOM Bull 2X ETF	0.75%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF	0.75%
Direxion Daily S&P 500® Bear 1X ETF	0.35%
Direxion Daily S&P 500® Bull 2X ETF	0.50%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X ETF	0.75%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X ETF	0.75%
Direxion Daily Semiconductors Top 5 Bear 2X ETF	0.75%
Direxion Daily Semiconductors Top 5 Bull 2X ETF	0.75%
Direxion Daily SHOP Bull 2X ETF	0.75%
Direxion Daily SOFI Bull 2X ETF	0.75%
Direxion Daily Technology Top 5 Bear 2X ETF	0.75%
Direxion Daily Technology Top 5 Bull 2X ETF	0.75%
Direxion Daily TSLA Bear 1X ETF	0.75%
Direxion Daily TSLA Bull 2X ETF	0.75%
Direxion Daily TSM Bear 1X ETF	0.75%
Direxion Daily TSM Bull 2X ETF	0.75%
Direxion Daily TXN Bull 2X ETF	0.75%
Direxion Daily UNH Bull 2X ETF	0.75%
Direxion Daily Uranium Industry Bull 2X ETF	0.75%
Direxion Daily XOM Bull 2X ETF	0.75%

The Adviser has agreed to waive a portion of its fees based upon the specific breakpoints listed in the table below based on each Fund’s daily net assets. For the period ended April 30, 2026, the Adviser waived its fee in certain Funds.

Net Asset Range	Advisory Fee Limit
$0 - $1,500,000,000	0.75%
$1,500,000,000 - $2,000,000,000	0.70%
$2,000,000,000 - $2,500,000,000	0.65%
$2,500,000,000 - $3,000,000,000	0.60%
$3,000,000,000 - $3,500,000,000	0.55%
$3,500,000,000 - $4,000,000,000	0.50%
$4,000,000,000 - $4,500,000,000	0.45%
Greater than $4,500,000,000	0.40%

Additionally, the Trust has entered into a Management Services Agreement with the Adviser. Under the Management Services Agreement, the Trust pays the Adviser management service fees of 0.05% on the first $25,000,000,000 of the Trust’s daily net assets, 0.0475% on the next $25,000,000,000 of net assets and 0.045% on net assets in excess of $50,000,000,000. This fee compensates the Adviser for performing certain management, administration and compliance functions related to the Trust.
Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to waive its fees and/or reimburse the Funds’ operating expenses to the extent that they exceed the following rates multiplied by the

232

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
Fund’s respective average daily net assets at least until September 1, 2026. Any expense waiver is subject to recoupment by the Adviser, as applicable, within the following three years if overall expenses fall below these percentage limitations.

Direxion Daily AAPL Bear 1X ETF	0.95%
Direxion Daily AAPL Bull 2X ETF	0.95%
Direxion Daily ADBE Bull 2X ETF	0.95%
Direxion Daily AI and Big Data Bear 2X ETF	0.95%
Direxion Daily AI and Big Data Bull 2X ETF	0.95%
Direxion Daily AMD Bear 1X ETF	0.95%
Direxion Daily AMD Bull 2X ETF	0.95%
Direxion Daily AMZN Bear 1X ETF	0.95%
Direxion Daily AMZN Bull 2X ETF	0.95%
Direxion Daily ASML Bull X ETF	0.95%
Direxion Daily AVGO Bear 1X ETF	0.95%
Direxion Daily AVGO Bull 2X ETF	0.95%
Direxion Daily BA Bull 2X ETF	0.95%
Direxion Daily BABA Bull 2X ETF	0.95%
Direxion Daily Biotech Top 5 Bull 2X ETF	0.95%
Direxion Daily BRKB Bull 2X ETF	0.95%
Direxion Daily COIN Bull 2X ETF	0.95%
Direxion Daily CSCO Bear 1X ETF	0.95%
Direxion Daily CSCO Bull 2X ETF	0.95%
Direxion Daily CSI 300 China A Share Bull 2X ETF	0.95%
Direxion Daily CSI China Internet Index Bull 2X ETF	0.95%
Direxion Daily Energy Bear 2X ETF	0.95%
Direxion Daily Energy Bull 2X ETF	0.95%
Direxion Daily Energy Top 5 Bull 2X ETF	0.95%
Direxion Daily Gold Miners Index Bear 2X ETF	0.95%
Direxion Daily Gold Miners Index Bull 2X ETF	0.95%
Direxion Daily GOOGL Bear 1X ETF	0.95%
Direxion Daily GOOGL Bull 2X ETF	0.95%
Direxion Daily HOOD Bull 2X ETF	0.95%
Direxion Daily INTC Bull 2X ETF	0.95%
Direxion Daily Junior Gold Miners Index Bear 2X ETF	0.95%
Direxion Daily Junior Gold Miners Index Bull 2X ETF	0.95%
Direxion Daily LLY Bull 2X ETF	0.95%
Direxion Daily LMT Bull 2X ETF	0.95%
Direxion Daily Magnificent 7 Bear 1X ETF	0.45%
Direxion Daily Magnificent 7 Bull 2X ETF	0.95%
Direxion Daily META Bear 1X ETF	0.95%
Direxion Daily META Bull 2X ETF	0.95%
Direxion Daily MRVL Bull 2X ETF	0.95%
Direxion Daily MSCI Brazil Bull 2X ETF	0.95%
Direxion Daily MSCI India Bull 2X ETF	0.95%
Direxion Daily MSFT Bear 1X ETF	0.95%
Direxion Daily MSFT Bull 2X ETF	0.95%
Direxion Daily MU Bear 1X ETF	0.95%
Direxion Daily MU Bull 2X ETF	0.95%
Direxion Daily NFLX Bear 1X ETF	0.95%
Direxion Daily NFLX Bull 2X ETF	0.95%
Direxion Daily NVDA Bear 1X ETF	0.95%

233

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

Direxion Daily NVDA Bull 2X ETF	0.95%
Direxion Daily NYSE FANG+ Bull 2X ETF	0.95%
Direxion Daily ORCL Bear 1X ETF	0.95%
Direxion Daily ORCL Bull 2X ETF	0.95%
Direxion Daily PANW Bear 1X ETF	0.95%
Direxion Daily PANW Bull 2X ETF	0.95%
Direxion Daily PLTR Bear 1X ETF	0.95%
Direxion Daily PLTR Bull 2X ETF	0.95%
Direxion Daily PYPL Bull 2X ETF	0.95%
Direxion Daily QCOM Bear 1X ETF	0.95%
Direxion Daily QCOM Bull 2X ETF	0.95%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF	0.95%
Direxion Daily S&P 500® Bear 1X ETF	0.45%
Direxion Daily S&P 500® Bull 2X ETF	0.60%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X ETF	0.95%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X ETF	0.95%
Direxion Daily Semiconductors Top 5 Bear 2X ETF	0.95%
Direxion Daily Semiconductors Top 5 Bull 2X ETF	0.95%
Direxion Daily SHOP Bull 2X ETF	0.95%
Direxion Daily SOFI Bull 2X ETF	0.95%
Direxion Daily Technology Top 5 Bear 2X ETF	0.95%
Direxion Daily Technology Top 5 Bull 2X ETF	0.95%
Direxion Daily TSLA Bear 1X ETF	0.95%
Direxion Daily TSLA Bull 2X ETF	0.95%
Direxion Daily TSM Bear 1X ETF	0.95%
Direxion Daily TSM Bull 2X ETF	0.95%
Direxion Daily TXN Bull 2X ETF	0.95%
Direxion Daily UNH Bull 2X ETF	0.95%
Direxion Daily Uranium Industry Bull 2X ETF	0.95%
Direxion Daily XOM Bull 2X ETF	0.95%

The table below presents amounts that the Adviser recouped, reimbursed and the amounts available for potential recoupment by the Adviser.

	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring:				Total Potential Recoupment Amount
			October 31, 2026	October 31, 2027	October 31, 2028	April 30, 2029
Direxion Daily AAPL Bear 1X ETF	$—	$176	$—	$—	$—	$176	$176
Direxion Daily AAPL Bull 2X ETF	—	—	—	—	—	—	—
Direxion Daily ADBE Bull 2X ETF	—	2,233	—	—	—	2,233	2,233
Direxion Daily AI and Big Data Bear 2X ETF	—	13,232	—	22,011	28,995	13,232	64,238
Direxion Daily AI and Big Data Bull 2X ETF	2,278	1,658	—	17,366	15,086	1,658	34,110
Direxion Daily AMD Bear 1X ETF	484	2,669	—	—	12,324	2,669	14,993
Direxion Daily AMD Bull 2X ETF	3,501	—	—	—	—	—	—
Direxion Daily AMZN Bear 1X ETF	—	4,636	8,824	18,004	12,924	4,636	44,388

234

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring:				Total Potential Recoupment Amount
			October 31, 2026	October 31, 2027	October 31, 2028	April 30, 2029
Direxion Daily AMZN Bull 2X ETF	$—	$—	$—	$—	$—	$—	$—
Direxion Daily ASML Bull 2X ETF	—	4,356	—	—	—	4,356	4,356
Direxion Daily AVGO Bear 1X ETF	—	3,744	—	10,560	12,537	3,744	26,841
Direxion Daily AVGO Bull 2X ETF	—	—	—	—	—	—	—
Direxion Daily BA Bull 2X ETF	4,262	46	—	—	4,548	46	4,594
Direxion Daily BABA Bull 2X ETF	—	4,906	—	—	—	4,906	4,906
Direxion Daily Biotech Top 5 Bull 2X ETF	—	13,776	—	—	14,215	13,776	27,991
Direxion Daily BRKB Bull 2X ETF	—	—	—	—	—	—	—
Direxion Daily COIN Bull 2X ETF	—	10,019	—	—	—	10,019	10,019
Direxion Daily CSCO Bear 1X ETF	—	7,589	—	—	14,644	7,589	22,233
Direxion Daily CSCO Bull 2X ETF	—	6,154	—	—	14,012	6,154	20,166
Direxion Daily CSI 300 China A Share Bull 2X ETF	—	—	—	—	—	—	—
Direxion Daily CSI China Internet Index Bull 2X ETF	—	—	—	—	—	—	—
Direxion Daily Energy Bear 2X ETF	347	3,340	19,863	9,368	9,955	3,340	42,526
Direxion Daily Energy Bull 2X ETF	—	—	—	—	—	—	—
Direxion Daily Energy Top 5 Bull 2X ETF	—	17,916	—	—	14,567	17,916	32,483
Direxion Daily Gold Miners Index Bear 2X ETF	—	—	—	—	—	—	—
Direxion Daily Gold Miners Index Bull 2X ETF	—	—	—	—	—	—	—
Direxion Daily GOOGL Bear 1X ETF	403	1,926	9,267	18,180	11,927	1,926	41,300
Direxion Daily GOOGL Bull 2X ETF	—	—	—	—	—	—	—
Direxion Daily HOOD Bull 2X ETF	—	9,144	—	—	—	9,144	9,144
Direxion Daily INTC Bull 2X ETF	224	5,504	—	—	—	5,280	5,280
Direxion Daily Junior Gold Miners Index Bear 2X ETF	—	—	—	—	—	—	—
Direxion Daily Junior Gold Miners Index Bull 2X ETF	—	—	—	—	—	—	—
Direxion Daily LLY Bull 2X ETF	1,201	504	—	—	6,286	504	6,790

235

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring:				Total Potential Recoupment Amount
			October 31, 2026	October 31, 2027	October 31, 2028	April 30, 2029
Direxion Daily LMT Bull 2X ETF	$—	$5,299	$—	$—	$13,758	$5,299	$19,057
Direxion Daily Magnificent 7 Bear 1X ETF	—	20,292	—	32,895	44,482	20,292	97,669
Direxion Daily Magnificent 7 Bull 2X ETF	10,502	—	—	—	5,437	—	5,437
Direxion Daily META Bear 1X ETF	—	5,320	—	19,757	11,581	5,320	36,658
Direxion Daily META Bull 2X ETF	—	—	—	—	21,184	—	21,184
Direxion Daily MRVL Bull 2X ETF	348	3,531	—	—	—	3,183	3,183
Direxion Daily MSCI Brazil Bull 2X ETF	—	—	—	—	—	—	—
Direxion Daily MSCI India Bull 2X ETF	—	—	—	—	—	—	—
Direxion Daily MSFT Bear 1X ETF	964	4,027	6,970	13,885	10,605	4,027	35,487
Direxion Daily MSFT Bull 2X ETF	—	—	—	—	—	—	—
Direxion Daily MU Bear 1X ETF	11,633	—	—	—	14,250	—	14,250
Direxion Daily MU Bull 2X ETF	49	—	—	—	—	—	—
Direxion Daily NFLX Bear 1X ETF	—	5,945	—	16,785	9,933	5,945	32,663
Direxion Daily NFLX Bull 2X ETF	—	—	—	—	—	—	—
Direxion Daily NVDA Bear 1X ETF	6,803	—	—	22,528	1,026	—	23,554
Direxion Daily NVDA Bull 2X ETF	—	—	—	—	—	—	—
Direxion Daily NYSE FANG+ Bull 2X ETF	—	—	—	—	—	—	—
Direxion Daily ORCL Bear 1X ETF	—	7,488	—	—	—	7,488	7,488
Direxion Daily ORCL Bull 2X ETF	1,513	1,513	—	—	—	—	—
Direxion Daily PANW Bear 1X ETF	—	7,332	—	—	14,984	7,332	22,316
Direxion Daily PANW Bull 2X ETF	26	3,038	—	—	11,497	3,038	14,535
Direxion Daily PLTR Bear 1X ETF	—	—	—	—	—	—	—
Direxion Daily PLTR Bull 2X ETF	—	—	—	—	—	—	—
Direxion Daily PYPL Bull 2X ETF	—	2,253	—	—	—	2,253	2,253
Direxion Daily QCOM Bear 1X ETF	—	7,471	—	—	14,517	7,471	21,988

236

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring:				Total Potential Recoupment Amount
			October 31, 2026	October 31, 2027	October 31, 2028	April 30, 2029
Direxion Daily QCOM Bull 2X ETF	$—	$5,589	$—	$—	$14,218	$5,589	$19,807
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF	10	1,288	12,749	6,901	8,094	1,288	29,032
Direxion Daily S&P 500® Bear 1X ETF	—	51,906	83,979	117,395	84,829	51,906	338,109
Direxion Daily S&P 500® Bull 2X ETF	—	57,093	96,677	93,531	99,593	57,093	346,894
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X ETF	1,806	1,485	18,713	1,989	6,169	1,485	28,356
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X ETF	—	—	—	—	—	—	—
Direxion Daily Semiconductors Top 5 Bear 2X ETF	—	14,891	—	—	14,874	14,891	29,765
Direxion Daily Semiconductors Top 5 Bull 2X ETF	—	12,916	—	—	14,391	12,916	27,307
Direxion Daily SHOP Bull 2X ETF	—	3,897	—	—	11,054	3,897	14,951
Direxion Daily SOFI Bull 2X ETF	—	4,817	—	—	—	4,817	4,817
Direxion Daily Technology Top 5 Bear 2X ETF	—	18,204	—	—	14,836	18,204	33,040
Direxion Daily Technology Top 5 Bull 2X ETF	—	18,157	—	—	14,497	18,157	32,654
Direxion Daily TSLA Bear 1X ETF	—	—	—	—	—	—	—
Direxion Daily TSLA Bull 2X ETF	—	—	—	—	—	—	—
Direxion Daily TSM Bear 1X ETF	—	7,465	—	10,848	15,620	7,465	33,933
Direxion Daily TSM Bull 2X ETF	—	—	—	—	—	—	—
Direxion Daily TXN Bull 2X ETF	—	2,169	—	—	—	2,169	2,169
Direxion Daily UNH Bull 2X ETF	—	2,132	—	—	—	2,132	2,132
Direxion Daily Uranium Industry Bull 2X ETF	6,434	449	—	17,357	20,668	449	38,474
Direxion Daily XOM Bull 2X ETF	—	5,033	—	—	17,056	5,033	22,089

The net amounts receivable (payable) arising from the Investment Advisory Agreement, Management Services Agreement, and waiver of any expenses as of April 30, 2026, is presented on the Statement of Assets and Liabilities as Due from (to) Adviser, net.
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to charge an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No 12b-1 fees were charged by any Fund.

237

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
7. FAIR VALUE MEASUREMENTS
The Funds follow authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:
Level 1 –
Quoted prices in active markets for identical securities
Level 2 –
Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ investments at April 30, 2026:

	Asset Class				Liability Class
	Level 1			Level 2	Level 2
Funds	Investment Companies	Common Stocks	Short Term Investments	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Daily AAPL Bear 1X ETF	$—	$—	$16,310,222	$85,209	$(306,451)
Direxion Daily AAPL Bull 2X ETF	—	26,921,719	170,048,093	5,517,144	(922,588)
Direxion Daily ADBE Bull 2X ETF	—	258,405	3,453,478	213,293	—
Direxion Daily AI and Big Data Bear 2X ETF	—	—	5,632,962	—	(1,430,081)
Direxion Daily AI and Big Data Bull 2X ETF	—	21,132,969	6,003,520	2,576,687	—
Direxion Daily AMD Bear 1X ETF	—	—	25,345,030	—	(3,726,606)
Direxion Daily AMD Bull 2X ETF	—	6,492,839	62,147,233	10,062,528	(848,178)
Direxion Daily AMZN Bear 1X ETF	—	—	19,013,517	—	(1,017,344)
Direxion Daily AMZN Bull 2X ETF	—	45,573,886	390,934,826	46,260,092	—
Direxion Daily ASML Bull 2X ETF	—	421,624	5,484,499	150,738	(25,457)
Direxion Daily AVGO Bear 1X ETF	—	—	7,492,682	—	(540,956)
Direxion Daily AVGO Bull 2X ETF	—	31,949,675	172,601,152	11,862,820	—
Direxion Daily BA Bull 2X ETF	—	2,635,219	15,552,903	1,395,551	(50,853)
Direxion Daily BABA Bull 2X ETF	—	565,766	2,802,587	112,006	(11,007)
Direxion Daily Biotech Top 5 Bull 2X ETF	—	1,285,431	1,800,624	—	(128,538)
Direxion Daily BRKB Bull 2X ETF	—	12,823,193	47,624,425	—	(2,518,185)
Direxion Daily COIN Bull 2X ETF	—	346,060	2,635,896	232,684	(40,979)
Direxion Daily CSCO Bear 1X ETF	—	—	1,995,206	—	(220,396)
Direxion Daily CSCO Bull 2X ETF	—	241,469	4,301,105	807,817	(25,832)
Direxion Daily CSI 300 China A Share Bull 2X ETF	34,236,771	—	77,694,311	12,306,920	—
Direxion Daily CSI China Internet Index Bull 2X ETF	129,651,746	—	177,692,417	—	(55,562,597)
Direxion Daily Energy Bear 2X ETF	—	—	48,931,107	473,543	(8,962,413)
Direxion Daily Energy Bull 2X ETF	—	187,941,422	77,518,960	47,695,445	(433,409)
Direxion Daily Energy Top 5 Bull 2X ETF	—	2,408,176	3,753,227	109,917	—

238

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Asset Class				Liability Class
	Level 1			Level 2	Level 2
Funds	Investment Companies	Common Stocks	Short Term Investments	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Daily Gold Miners Index Bear 2X ETF	$—	$—	$109,165,986	$17,314,208	$(116,999)
Direxion Daily Gold Miners Index Bull 2X ETF	541,665,949	—	486,485,743	14,083,152	(13,891,398)
Direxion Daily GOOGL Bear 1X ETF	—	—	18,679,719	—	(1,929,509)
Direxion Daily GOOGL Bull 2X ETF	—	130,923,198	883,496,302	99,196,052	(20,915,599)
Direxion Daily HOOD Bull 2X ETF	—	383,693	11,486,796	23,454	(2,011,451)
Direxion Daily INTC Bull 2X ETF	—	4,367,622	40,350,480	3,942,280	(439,331)
Direxion Daily Junior Gold Miners Index Bear 2X ETF	—	—	46,549,344	7,354,667	—
Direxion Daily Junior Gold Miners Index Bull 2X ETF	171,623,023	—	354,037,069	15,607,540	(59,857,309)
Direxion Daily LLY Bull 2X ETF	—	3,282,315	15,573,162	276,430	(857,860)
Direxion Daily LMT Bull 2X ETF	—	1,094,470	7,583,931	—	(2,057,278)
Direxion Daily Magnificent 7 Bear 1X ETF	—	—	24,967,377	91,163	(1,905,808)
Direxion Daily Magnificent 7 Bull 2X ETF	—	40,953,196	61,865,540	4,965,445	(131,555)
Direxion Daily META Bear 1X ETF	—	—	8,186,101	525,242	(24,559)
Direxion Daily META Bull 2X ETF	—	49,144,940	428,711,101	5,858,088	(91,821,093)
Direxion Daily MRVL Bull 2X ETF	—	5,543,425	27,329,831	329,097	(85,079)
Direxion Daily MSCI Brazil Bull 2X ETF	60,327,524	—	67,693,482	31,956,211	—
Direxion Daily MSCI India Bull 2X ETF	35,888,804	—	48,544,389	—	(5,114,320)
Direxion Daily MSFT Bear 1X ETF	—	—	42,051,937	1,197,190	(786,613)
Direxion Daily MSFT Bull 2X ETF	—	113,195,242	788,931,905	29,833,390	(58,339,837)
Direxion Daily MU Bear 1X ETF	—	—	30,870,155	—	(3,806,407)
Direxion Daily MU Bull 2X ETF	—	184,213,427	1,478,385,268	117,431,220	(12,026,738)
Direxion Daily NFLX Bear 1X ETF	—	—	4,851,821	141,039	—
Direxion Daily NFLX Bull 2X ETF	—	26,114,943	142,802,399	10,388,773	(861,321)
Direxion Daily NVDA Bear 1X ETF	—	—	23,696,412	—	(1,083,351)
Direxion Daily NVDA Bull 2X ETF	—	55,450,524	493,796,677	37,908,692	(7,142,636)
Direxion Daily NYSE FANG+ Bull 2X ETF	—	53,102,033	79,837,084	2,068,813	(2,016,601)
Direxion Daily ORCL Bear 1X ETF	—	—	7,517,484	435,852	(178,552)
Direxion Daily ORCL Bull 2X ETF	—	3,094,492	47,867,709	1,912,760	(2,776,114)
Direxion Daily PANW Bear 1X ETF	—	—	2,373,099	15,655	(31,328)
Direxion Daily PANW Bull 2X ETF	—	1,633,247	11,159,009	522,737	(520,618)
Direxion Daily PLTR Bear 1X ETF	—	—	28,491,329	2,685,471	—
Direxion Daily PLTR Bull 2X ETF	—	102,098,533	470,203,642	2,747,054	(89,042,623)
Direxion Daily PYPL Bull 2X ETF	—	275,770	2,762,418	372,938	(34,911)
Direxion Daily QCOM Bear 1X ETF	—	—	2,394,798	6,875	(309,651)
Direxion Daily QCOM Bull 2X ETF	—	1,816,272	15,708,641	1,910,421	(82,970)
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF	13,809,163	—	17,373,033	2,812,187	—
Direxion Daily S&P 500® Bear 1X ETF	—	—	230,018,629	—	(11,004,491)
Direxion Daily S&P 500® Bull 2X ETF	—	207,198,189	18,065,793	13,787,715	—

239

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Asset Class				Liability Class
	Level 1			Level 2	Level 2
Funds	Investment Companies	Common Stocks	Short Term Investments	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X ETF	$ —	$—	$134,385,179	$—	$(17,635,912)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X ETF	—	213,868,439	85,659,622	78,513,742	—
Direxion Daily Semiconductors Top 5 Bear 2X ETF	—	—	1,364,843	—	(257,625)
Direxion Daily Semiconductors Top 5 Bull 2X ETF	—	1,514,767	6,355,139	1,568,283	(9,478)
Direxion Daily SHOP Bull 2X ETF	—	1,092,714	9,905,177	297,509	(1,172,464)
Direxion Daily SOFI Bull 2X ETF	—	662,644	3,002,565	—	(376,131)
Direxion Daily Technology Top 5 Bear 2X ETF	—	—	2,851,642	—	(333,358)
Direxion Daily Technology Top 5 Bull 2X ETF	—	1,007,143	2,746,633	439,160	—
Direxion Daily TSLA Bear 1X ETF	—	—	77,896,057	6,803,596	—
Direxion Daily TSLA Bull 2X ETF	—	640,833,096	5,528,237,011	—	(1,042,032,650)
Direxion Daily TSM Bear 1X ETF	—	—	3,000,087	—	(339,104)
Direxion Daily TSM Bull 2X ETF	—	53,658,605	518,719,143	67,148,936	—
Direxion Daily TXN Bull 2X ETF	—	358,377	5,994,589	983,525	(5,057)
Direxion Daily UNH Bull 2X ETF	—	259,336	5,388,989	790,138	(3,879)
Direxion Daily Uranium Industry Bull 2X ETF	—	29,059,744	22,748,132	10,114,122	—
Direxion Daily XOM Bull 2X ETF	—	1,332,794	6,871,378	230,178	(310,028)

For further detail on each asset class, see each Fund’s Schedule of Investments.
*	Total return swap contracts are valued at the unrealized appreciation/(depreciation).
The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, and b) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.
There were no Level 3 securities held by the Funds or any transfers between levels during the period ended April 30, 2026.
8. VALUATION OF DERIVATIVE INSTRUMENTS
The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

240

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of April 30, 2026, the Funds were invested in swap contracts. At April 30, 2026, the fair values of derivative instruments, by primary risk, were as follows:
Swap Contracts

	Asset Derivatives[1]
Fund	Equity Risk	Total
Direxion Daily AAPL Bear 1X ETF	$85,209	$85,209
Direxion Daily AAPL Bull 2X ETF	5,517,144	5,517,144
Direxion Daily ADBE Bull 2X ETF	213,293	213,293
Direxion Daily AI and Big Data Bull 2X ETF	2,576,687	2,576,687
Direxion Daily AMD Bull 2X ETF	10,062,528	10,062,528
Direxion Daily AMZN Bull 2X ETF	46,260,092	46,260,092
Direxion Daily ASML Bull 2X ETF	150,738	150,738
Direxion Daily AVGO Bull 2X ETF	11,862,820	11,862,820
Direxion Daily BA Bull 2X ETF	1,395,551	1,395,551
Direxion Daily BABA Bull 2X ETF	112,006	112,006
Direxion Daily COIN Bull 2X ETF	232,684	232,684
Direxion Daily CSCO Bull 2X ETF	807,817	807,817
Direxion Daily CSI 300 China A Share Bull 2X ETF	12,306,920	12,306,920
Direxion Daily Energy Bear 2X ETF	473,543	473,543
Direxion Daily Energy Bull 2X ETF	47,695,445	47,695,445
Direxion Daily Energy Top 5 Bull 2X ETF	109,917	109,917
Direxion Daily Gold Miners Index Bear 2X ETF	17,314,208	17,314,208
Direxion Daily Gold Miners Index Bull 2X ETF	14,083,152	14,083,152
Direxion Daily GOOGL Bull 2X ETF	99,196,052	99,196,052
Direxion Daily HOOD Bull 2X ETF	23,454	23,454
Direxion Daily INTC Bull 2X ETF	3,942,280	3,942,280
Direxion Daily Junior Gold Miners Index Bear 2X ETF	7,354,667	7,354,667
Direxion Daily Junior Gold Miners Index Bull 2X ETF	15,607,540	15,607,540
Direxion Daily LLY Bull 2X ETF	276,430	276,430
Direxion Daily Magnificent 7 Bear 1X ETF	91,163	91,163
Direxion Daily Magnificent 7 Bull 2X ETF	4,965,445	4,965,445
Direxion Daily META Bear 1X ETF	525,242	525,242
Direxion Daily META Bull 2X ETF	5,858,088	5,858,088
Direxion Daily MRVL Bull 2X ETF	329,097	329,097
Direxion Daily MSCI Brazil Bull 2X ETF	31,956,211	31,956,211
Direxion Daily MSFT Bear 1X ETF	1,197,190	1,197,190
Direxion Daily MSFT Bull 2X ETF	29,833,390	29,833,390
Direxion Daily MU Bull 2X ETF	117,431,220	117,431,220
Direxion Daily NFLX Bear 1X ETF	141,039	141,039
Direxion Daily NFLX Bull 2X ETF	10,388,773	10,388,773
Direxion Daily NVDA Bull 2X ETF	37,908,692	37,908,692
Direxion Daily NYSE FANG+ Bull 2X ETF	2,068,813	2,068,813
Direxion Daily ORCL Bear 1X ETF	435,852	435,852
Direxion Daily ORCL Bull 2X ETF	1,912,760	1,912,760
Direxion Daily PANW Bear 1X ETF	15,654	15,654
Direxion Daily PANW Bull 2X ETF	522,737	522,737
Direxion Daily PLTR Bear 1X ETF	2,685,471	2,685,471
Direxion Daily PLTR Bull 2X ETF	2,747,054	2,747,054
Direxion Daily PYPL Bull 2X ETF	372,938	372,938

241

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Asset Derivatives[1]
Fund	Equity Risk	Total
Direxion Daily QCOM Bear 1X ETF	$6,875	$6,875
Direxion Daily QCOM Bull 2X ETF	1,910,421	1,910,421
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF	2,812,187	2,812,187
Direxion Daily S&P 500® Bull 2X ETF	13,787,715	13,787,715
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X ETF	78,513,742	78,513,742
Direxion Daily Semiconductors Top 5 Bull 2X ETF	1,568,283	1,568,283
Direxion Daily SHOP Bull 2X ETF	297,509	297,509
Direxion Daily Technology Top 5 Bull 2X ETF	439,160	439,160
Direxion Daily TSLA Bear 1X ETF	6,803,596	6,803,596
Direxion Daily TSM Bull 2X ETF	67,148,936	67,148,936
Direxion Daily TXN Bull 2X ETF	983,525	983,525
Direxion Daily UNH Bull 2X ETF	790,138	790,138
Direxion Daily Uranium Industry Bull 2X ETF	10,114,122	10,114,122
Direxion Daily XOM Bull 2X ETF	230,178	230,178

Swap Contracts

	Liability Derivatives[2]
Fund	Equity Risk	Total
Direxion Daily AAPL Bear 1X ETF	$306,451	$306,451
Direxion Daily AAPL Bull 2X ETF	922,588	922,588
Direxion Daily AI and Big Data Bear 2X ETF	1,430,081	1,430,081
Direxion Daily AMD Bear 1X ETF	3,726,606	3,726,606
Direxion Daily AMD Bull 2X ETF	848,178	848,178
Direxion Daily AMZN Bear 1X ETF	1,017,344	1,017,344
Direxion Daily ASML Bull 2X ETF	25,457	25,457
Direxion Daily AVGO Bear 1X ETF	540,956	540,956
Direxion Daily BA Bull 2X ETF	50,853	50,853
Direxion Daily BABA Bull 2X ETF	11,007	11,007
Direxion Daily Biotech Top 5 Bull 2X ETF	128,538	128,538
Direxion Daily BRKB Bull 2X ETF	2,518,185	2,518,185
Direxion Daily COIN Bull 2X ETF	40,979	40,979
Direxion Daily CSCO Bear 1X ETF	220,396	220,396
Direxion Daily CSCO Bull 2X ETF	25,832	25,832
Direxion Daily CSI China Internet Index Bull 2X ETF	55,562,597	55,562,597
Direxion Daily Energy Bear 2X ETF	8,962,413	8,962,413
Direxion Daily Energy Bull 2X ETF	433,409	433,409
Direxion Daily Gold Miners Index Bear 2X ETF	116,999	116,999
Direxion Daily Gold Miners Index Bull 2X ETF	13,891,398	13,891,398
Direxion Daily GOOGL Bear 1X ETF	1,929,509	1,929,509
Direxion Daily GOOGL Bull 2X ETF	20,915,599	20,915,599
Direxion Daily HOOD Bull 2X ETF	2,011,451	2,011,451
Direxion Daily INTC Bull 2X ETF	439,331	439,331
Direxion Daily Junior Gold Miners Index Bull 2X ETF	59,857,309	59,857,309
Direxion Daily LLY Bull 2X ETF	857,860	857,860
Direxion Daily LMT Bull 2X ETF	2,057,278	2,057,278
Direxion Daily Magnificent 7 Bear 1X ETF	1,905,808	1,905,808
Direxion Daily Magnificent 7 Bull 2X ETF	131,555	131,555
Direxion Daily META Bear 1X ETF	24,559	24,559
Direxion Daily META Bull 2X ETF	91,821,093	91,821,093

242

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Liability Derivatives[2]
Fund	Equity Risk	Total
Direxion Daily MRVL Bull 2X ETF	$85,079	$85,079
Direxion Daily MSCI India Bull 2X ETF	5,114,320	5,114,320
Direxion Daily MSFT Bear 1X ETF	786,613	786,613
Direxion Daily MSFT Bull 2X ETF	58,339,837	58,339,837
Direxion Daily MU Bear 1X ETF	3,806,407	3,806,407
Direxion Daily MU Bull 2X ETF	12,026,738	12,026,738
Direxion Daily NFLX Bull 2X ETF	861,321	861,321
Direxion Daily NVDA Bear 1X ETF	1,083,351	1,083,351
Direxion Daily NVDA Bull 2X ETF	7,142,636	7,142,636
Direxion Daily NYSE FANG+ Bull 2X ETF	2,016,601	2,016,601
Direxion Daily ORCL Bear 1X ETF	178,552	178,552
Direxion Daily ORCL Bull 2X ETF	2,776,114	2,776,114
Direxion Daily PANW Bear 1X ETF	31,328	31,328
Direxion Daily PANW Bull 2X ETF	520,618	520,618
Direxion Daily PLTR Bull 1X ETF	89,042,623	89,042,623
Direxion Daily PYPL Bull 2X ETF	34,911	34,911
Direxion Daily QCOM Bear 1X ETF	309,651	309,651
Direxion Daily QCOM Bull 2XETF	82,970	82,970
Direxion Daily S&P 500® Bear 1X ETF	11,004,491	11,004,491
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X ETF	17,635,912	17,635,912
Direxion Daily Semiconductors Top 5 Bear 2X ETF	257,625	257,625
Direxion Daily Semiconductors Top 5 Bull 2X ETF	9,478	9,478
Direxion Daily SHOP Bull 2X ETF	1,172,464	1,172,464
Direxion Daily SOFI Bull 2X ETF	376,131	376,131
Direxion Daily Technology Top 5 Bear 2X ETF	333,358	333,358
Direxion Daily TSLA Bull 2X ETF	1,042,032,650	1,042,032,650
Direxion Daily TSM Bear 1X ETF	339,104	339,104
Direxion Daily TXN Bull 2X ETF	5,057	5,057
Direxion Daily UNH Bull 2X ETF	3,879	3,879
Direxion Daily XOM Bull 2X ETF	310,028	310,028

[1]	Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.
[2]	Statements of Assets and Liabilities location: Unrealized depreciation on swap contracts.
Transactions in derivative instruments during the period ended April 30, 2026, by primary risk, were as follows:

Fund		Net Realized Gain (Loss)[1] Equity Risk	Net Unrealized Appreciation/ (Depreciation)[2] Equity Risk
Direxion Daily AAPL Bear 1X ETF	Swap Contracts	$(1,902,724)	$1,877,319
Direxion Daily AAPL Bull 2X ETF	Swap Contracts	95,015,867	(88,731,273)
Direxion Daily ADBE Bull 2X ETF	Swap Contracts	(57,005)	213,293
Direxion Daily AI and Big Data Bear 2X ETF	Swap Contracts	878,173	(998,998)
Direxion Daily AI and Big Data Bull 2X ETF	Swap Contracts	2,301,609	(7,632,826)
Direxion Daily AMD Bear 1X ETF	Swap Contracts	(4,813,842)	506,903
Direxion Daily AMD Bull 2X ETF	Swap Contracts	44,000,720	(24,316,400)
Direxion Daily AMZN Bear 1X ETF	Swap Contracts	(1,000,904)	(435,940)
Direxion Daily AMZN Bull 2X ETF	Swap Contracts	62,258,823	(25,332,942)
Direxion Daily ASML Bull 2X ETF	Swap Contracts	(536,553)	125,281
Direxion Daily AVGO Bear 1X ETF	Swap Contracts	(998,383)	503,398

243

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

Fund		Net Realized Gain (Loss)[1] Equity Risk	Net Unrealized Appreciation/ (Depreciation)[2] Equity Risk
Direxion Daily AVGO Bull 2X ETF	Swap Contracts	$42,956,314	$(21,330,300)
Direxion Daily BA Bull 2X ETF	Swap Contracts	2,249,050	2,606,996
Direxion Daily BABA Bull 2X ETF	Swap Contracts	(1,158,969)	100,999
Direxion Daily Biotech Top 5 Bull 2X ETF	Swap Contracts	542,002	(404,252)
Direxion Daily BRKB Bull 2X ETF	Swap Contracts	(1,649,223)	4,293,392
Direxion Daily COIN Bull 2X ETF	Swap Contracts	(1,955,287)	191,705
Direxion Daily CSCO Bear 1X ETF	Swap Contracts	(445,545)	(67,870)
Direxion Daily CSCO Bull 2X ETF	Swap Contracts	1,226,510	371,522
Direxion Daily CSI 300 China A Share Bull 2X ETF	Swap Contracts	41,069,614	(28,178,173)
Direxion Daily CSI China Internet Index Bull 2X ETF	Swap Contracts	24,281,228	(137,152,170)
Direxion Daily Energy Bear 2X ETF	Swap Contracts	(4,197,807)	(8,849,636)
Direxion Daily Energy Bull 2X ETF	Swap Contracts	58,420,441	38,064,383
Direxion Daily Energy Top 5 Bull 2X ETF	Swap Contracts	1,439,500	209,270
Direxion Daily Gold Miners Index Bear 2X ETF	Swap Contracts	(123,807,035)	43,921,876
Direxion Daily Gold Miners Index Bull 2X ETF	Swap Contracts	521,421,511	(302,081,970)
Direxion Daily GOOGL Bear 1X ETF	Swap Contracts	(1,782,071)	(1,019,181)
Direxion Daily GOOGL Bull 2X ETF	Swap Contracts	682,775,579	(280,476,279)
Direxion Daily HOOD Bull 2X ETF	Swap Contracts	(3,862,222)	(1,987,997)
Direxion Daily INTC Bull 2X ETF	Swap Contracts	28,591,074	3,502,949
Direxion Daily Junior Gold Miners Index Bear 2X ETF	Swap Contracts	(58,052,778)	31,200,068
Direxion Daily Junior Gold Miners Index Bull 2X ETF	Swap Contracts	426,659,270	(294,732,722)
Direxion Daily LLY Bull 2X ETF	Swap Contracts	10,203,772	(7,733,681)
Direxion Daily LMT Bull 2X ETF	Swap Contracts	1,777,413	(3,017,235)
Direxion Daily Magnificent 7 Bear 1X ETF	Swap Contracts	(853,143)	60,591
Direxion Daily Magnificent 7 Bull 2X ETF	Swap Contracts	8,073,727	(14,563,487)
Direxion Daily META Bear 1X ETF	Swap Contracts	850,962	(468,555)
Direxion Daily META Bull 2X ETF	Swap Contracts	37,259,960	(26,063,370)
Direxion Daily MRVL Bull 2X ETF	Swap Contracts	15,358,282	244,018
Direxion Daily MSCI Brazil Bull 2X ETF	Swap Contracts	51,095,028	(3,938,283)
Direxion Daily MSCI India Bull 2X ETF	Swap Contracts	(6,329,749)	(4,321,346)
Direxion Daily MSFT Bear 1X ETF	Swap Contracts	1,116,803	259,442
Direxion Daily MSFT Bull 2X ETF	Swap Contracts	(120,356,558)	(33,861,725)
Direxion Daily MU Bear 1X ETF	Swap Contracts	(30,954,023)	(883,738)
Direxion Daily MU Bull 2X ETF	Swap Contracts	810,096,471	18,225,322
Direxion Daily NFLX Bear 1X ETF	Swap Contracts	804,687	(381,584)
Direxion Daily NFLX Bull 2X ETF	Swap Contracts	(45,005,037)	15,080,781
Direxion Daily NVDA Bear 1X ETF	Swap Contracts	(1,095,930)	1,587,052
Direxion Daily NVDA Bull 2X ETF	Swap Contracts	67,740,459	(142,262,982)
Direxion Daily NYSE FANG+ Bull 2X ETF	Swap Contracts	32,366,845	(43,758,127)
Direxion Daily ORCL Bear 1X ETF	Swap Contracts	(544,369)	257,300
Direxion Daily ORCL Bull 2X ETF	Swap Contracts	(11,241,331)	(863,354)
Direxion Daily PANW Bear 1X ETF	Swap Contracts	16,609	384,867
Direxion Daily PANW Bull 2X ETF	Swap Contracts	512,548	(3,977,299)
Direxion Daily PLTR Bear 1X ETF	Swap Contracts	7,359,280	8,725,876
Direxion Daily PLTR Bull 2X ETF	Swap Contracts	(94,924,035)	(298,012,551)
Direxion Daily PYPL Bull 2X ETF	Swap Contracts	265,972	338,027
Direxion Daily QCOM Bear 1X ETF	Swap Contracts	(87,684)	2,817
Direxion Daily QCOM Bull 2X ETF	Swap Contracts	2,662,857	866,219

244

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

Fund		Net Realized Gain (Loss)[1] Equity Risk	Net Unrealized Appreciation/ (Depreciation)[2] Equity Risk
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF	Swap Contracts	$5,986,472	$(7,109,501)
Direxion Daily S&P 500® Bear 1X ETF	Swap Contracts	(8,885,817)	(6,864,263)
Direxion Daily S&P 500® Bull 2X ETF	Swap Contracts	28,589,027	(18,082,674)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X ETF	Swap Contracts	(20,008,347)	(21,277,694)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X ETF	Swap Contracts	43,210,224	77,303,744
Direxion Daily Semiconductors Top 5 Bear 2X ETF	Swap Contracts	(732,707)	131,569
Direxion Daily Semiconductors Top 5 Bull 2X ETF	Swap Contracts	(361,427)	819,491
Direxion Daily SHOP Bull 2X ETF	Swap Contracts	(3,990,930)	(2,479,877)
Direxion Daily SOFI Bull 2X ETF	Swap Contracts	(1,353,830)	(376,131)
Direxion Daily Technology Top 5 Bear 2X ETF	Swap Contracts	413,725	(182,829)
Direxion Daily Technology Top 5 Bull 2X ETF	Swap Contracts	(776,549)	329,094
Direxion Daily TSLA Bear 1X ETF	Swap Contracts	(5,227,583)	17,796,318
Direxion Daily TSLA Bull 2X ETF	Swap Contracts	1,622,689,327	(4,308,150,757)
Direxion Daily TSM Bear 1X ETF	Swap Contracts	(1,134,784)	213,493
Direxion Daily TSM Bull 2X ETF	Swap Contracts	130,677,527	11,835,564
Direxion Daily TXN Bull 2X ETF	Swap Contracts	2,012,211	978,468
Direxion Daily UNH Bull 2X ETF	Swap Contracts	1,681,802	786,259
Direxion Daily Uranium Industry Bull 2X ETF	Swap Contracts	(674,585)	(2,402,044)
Direxion Daily XOM Bull 2X ETF	Swap Contracts	3,135,502	(270,227)

[1]	Statements of Operations location: Net realized gain (loss) on swap contracts.
[2]	Statements of Operations location: Change in net unrealized appreciation (depreciation) on swap contracts.
For the period ended April 30, 2026, the volume of the derivatives held by the Funds was as follows:

	Quarterly Average Gross Notional Amounts
	Long Total Return Swap Contracts	Short Total Return Swap Contracts
Direxion Daily AAPL Bear 1X ETF	$—	$21,220,856
Direxion Daily AAPL Bull 2X ETF	389,210,879	—
Direxion Daily ADBE Bull 2X ETF	3,606,265	—
Direxion Daily AI and Big Data Bear 2X ETF	—	8,126,737
Direxion Daily AI and Big Data Bull 2X ETF	38,971,478	—
Direxion Daily AMD Bear 1X ETF	—	15,987,301
Direxion Daily AMD Bull 2X ETF	101,416,958	—
Direxion Daily AMZN Bear 1X ETF	—	10,152,349
Direxion Daily AMZN Bull 2X ETF	652,431,190	—
Direxion Daily ASML Bull 2X ETF	6,335,835	—
Direxion Daily AVGO Bear 1X ETF	—	8,971,111
Direxion Daily AVGO Bull 2X ETF	300,995,153	—
Direxion Daily BA Bull 2X ETF	39,083,646	—
Direxion Daily BABA Bull 2X ETF	2,977,280	—
Direxion Daily Biotech Top 5 Bull 2X ETF	5,482,958	—
Direxion Daily BRKB Bull 2X ETF	126,163,565	—
Direxion Daily COIN Bull 2X ETF	3,397,233	—
Direxion Daily CSCO Bear 1X ETF	—	1,946,163
Direxion Daily CSCO Bull 2X ETF	8,268,900	—
Direxion Daily CSI 300 China A Share Bull 2X ETF	187,926,183	—

245

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Quarterly Average Gross Notional Amounts
	Long Total Return Swap Contracts	Short Total Return Swap Contracts
Direxion Daily CSI China Internet Index Bull 2X ETF	$410,502,637	$—
Direxion Daily Energy Bear 2X ETF	—	48,034,343
Direxion Daily Energy Bull 2X ETF	299,344,857	—
Direxion Daily Energy Top 5 Bull 2X ETF	5,555,196	—
Direxion Daily Gold Miners Index Bear 2X ETF	—	267,651,917
Direxion Daily Gold Miners Index Bull 2X ETF	1,443,203,017	—
Direxion Daily GOOGL Bear 1X ETF	—	12,952,008
Direxion Daily GOOGL Bull 2X ETF	1,719,802,934	—
Direxion Daily HOOD Bull 2X ETF	9,830,867	—
Direxion Daily INTC Bull 2X ETF	37,866,995	—
Direxion Daily Junior Gold Miners Index Bear 2X ETF	—	100,535,220
Direxion Daily Junior Gold Miners Index Bull 2X ETF	777,796,000	—
Direxion Daily LLY Bull 2X ETF	31,319,640	—
Direxion Daily LMT Bull 2X ETF	11,753,812	—
Direxion Daily Magnificent 7 Bear 1X ETF	—	17,802,679
Direxion Daily Magnificent 7 Bull 2X ETF	149,832,926	—
Direxion Daily META Bear 1X ETF	—	8,858,999
Direxion Daily META Bull 2X ETF	1,030,946,446	—
Direxion Daily MRVL Bull 2X ETF	30,781,309	—
Direxion Daily MSCI Brazil Bull 2X ETF	168,119,106	—
Direxion Daily MSCI India Bull 2X ETF	93,655,070	—
Direxion Daily MSFT Bear 1X ETF	—	20,036,880
Direxion Daily MSFT Bull 2X ETF	1,019,430,181	—
Direxion Daily MU Bear 1X ETF	—	35,805,752
Direxion Daily MU Bull 2X ETF	1,800,395,352	—
Direxion Daily NFLX Bear 1X ETF	—	6,160,780
Direxion Daily NFLX Bull 2X ETF	293,822,211	—
Direxion Daily NVDA Bear 1X ETF	—	26,520,643
Direxion Daily NVDA Bull 2X ETF	1,036,397,854	—
Direxion Daily NYSE FANG+ Bull 2X ETF	185,877,758	—
Direxion Daily ORCL Bear 1X ETF	—	5,853,052
Direxion Daily ORCL Bull 2X ETF	48,079,986	—
Direxion Daily PANW Bear 1X ETF	—	2,739,324
Direxion Daily PANW Bull 2X ETF	19,910,441	—
Direxion Daily PLTR Bear 1X ETF	—	40,111,361
Direxion Daily PLTR Bull 2X ETF	976,095,370	—
Direxion Daily PYPL Bull 2X ETF	2,823,347	—
Direxion Daily QCOM Bear 1X ETF	—	2,562,581
Direxion Daily QCOM Bull 2X ETF	19,827,806	—
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF	47,201,318	—
Direxion Daily S&P 500® Bear 1X ETF	—	179,154,951
Direxion Daily S&P 500® Bull 2X ETF	217,149,814	—
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X ETF	—	138,649,365
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X ETF	295,759,051	—
Direxion Daily Semiconductors Top 5 Bear 2X ETF	—	2,556,156
Direxion Daily Semiconductors Top 5 Bull 2X ETF	10,251,074	—
Direxion Daily SHOP Bull 2X ETF	15,539,100	—
Direxion Daily SOFI Bull 2X ETF	3,713,004	—

246

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Quarterly Average Gross Notional Amounts
	Long Total Return Swap Contracts	Short Total Return Swap Contracts
Direxion Daily Technology Top 5 Bear 2X ETF	$—	$5,317,852
Direxion Daily Technology Top 5 Bull 2X ETF	5,728,176	—
Direxion Daily TSLA Bear 1X ETF	—	77,724,846
Direxion Daily TSLA Bull 2X ETF	10,846,915,532	—
Direxion Daily TSM Bear 1X ETF	—	2,480,267
Direxion Daily TSM Bull 2X ETF	626,887,855	—
Direxion Daily TXN Bull 2X ETF	5,521,354	—
Direxion Daily UNH Bull 2X ETF	5,089,458	—
Direxion Daily Uranium Industry Bull 2X ETF	81,844,614	—
Direxion Daily XOM Bull 2X ETF	10,893,916	—

The Funds utilize this volume of derivatives in order to obtain leverage in order to meet the investment objectives of -100%, 200%, or -200% daily performance of their respective index.
9. PRINCIPAL RISKS
Below are some of the principal risks of investing in the Funds. Please refer to the Funds’ prospectus for a full discussion.
Counterparty Risk – A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Funds’ counterparties are generally required to post collateral to the Funds to the extent of the Funds’ daily exposure to such counterparties. However, to the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described in this paragraph. In addition, there may be a delay associated with realization by the Funds of the collateral posted by such counterparties in the event of counterparty default or bankruptcy. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding, and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
Daily Index Correlation/Tracking Risk – A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds’ ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.
Certain Funds are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

247

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions.
In addition, the Fund’s investments in derivatives are subject to the following risks:
• Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular index or an ETF that seeks to track an index. Swaps are subject to counterparty, valuation and leveraging risks.
• Futures Contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. Futures contracts are subject to liquidity risks; there may not be a liquid secondary market for the futures contracts and the Fund may not be able to enter into a closing transaction. Exchanges may also limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability of the Fund to implement its leveraged investment strategy. Futures markets are highly volatile and the use of futures may increase the Fund’s volatility. Futures contracts are also subject to leverage risk.
Foreign Securities Risk – Investments in foreign securities directly or indirectly through investments in exchange traded funds which track foreign securities involve greater risks than investing in domestic securities. As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws, accounting and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.
Leverage Risk – Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap and futures contracts may be used to create leverage. Certain Funds employ leveraged investment techniques to achieve its investment objective.
Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Adviser. Additionally, certain counterparties may have the ability to demand repayment at any time, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.
Sector Concentration Risk – The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

248

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
10. ADDITIONAL INFORMATION
On March 5, 2026, and March 10, 2026, shares of the following Funds were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to decrease the number of shares outstanding and increase the net asset value. The reverse stock split has no impact on the net assets of the Fund or the value of a shareholder’s investment in the Fund. A summary of the reverse stock splits is as follows:

Funds	Effective Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
Direxion Daily Gold Miners Index Bear 2X ETF	3/5/2026	1:10	4.15	41.50	24,640,838.00	2,464,084
Direxion Daily Junior Gold Miners Index Bear 2X ETF	3/5/2026	1:20	1.37	27.40	26,098,040	1,304,902
Direxion Daily MU Bear 1X ETF	3/10/2026	1:10	3.94	39.40	10,350,001	1,035,000
Direxion Daily TSLA Bear 1X ETF	3/10/2026	1:10	5.68	56.80	11,850,001	1,185,000

11. SUBSEQUENT EVENTS
Management has performed an evaluation of subsequent events through the date of the financial statements were issued and has determined that no items require recognition or disclosure besides those noted below.
On June 22, 2026, certain Funds declared income distributions with an ex-date of June 23, 2026 and payable date of June 30, 2026. The specific Funds and per share amounts of the distributions are listed below.

Funds	Per Share Income Distribution
Direxion Daily AAPL Bear 1X ETF	$0.07928
Direxion Daily AAPL Bull 2X ETF	0.21796
Direxion Daily ADBE Bull 2X ETF	0.05986
Direxion Daily AI and Big Data Bear 2X ETF	0.04456
Direxion Daily AMD Bear 1X ETF	0.02490
Direxion Daily AMD Bull 2X ETF	0.67619
Direxion Daily AMZN Bear 1X ETF	0.06230
Direxion Daily AMZN Bull 2X ETF	0.17218
Direxion Daily ASML Bull 2X ETF	0.13324
Direxion Daily AVGO Bear 1X ETF	0.03583
Direxion Daily AVGO Bull 2X ETF	0.20039
Direxion Daily BA Bull 2X ETF	0.14863
Direxion Daily BABA Bull 2X ETF	0.04910
Direxion Daily Biotech Top 5 Bull 2X ETF	0.11101
Direxion Daily BRKB Bull 2X ETF	0.11211
Direxion Daily COIN Bull 2X ETF	0.03172
Direxion Daily CSCO Bear 1X ETF	0.10972
Direxion Daily CSCO Bull 2X ETF	0.18285
Direxion Daily CSI 300 China A Share Bull 2X ETF	0.12270
Direxion Daily CSI China Internet Index Bull 2X ETF	0.09441
Direxion Daily Energy Bear 2X ETF	0.09013
Direxion Daily Energy Bull 2X ETF	0.24290
Direxion Daily Energy Top 5 Bull 2X ETF	0.22305
Direxion Daily Gold Miners Index Bear 2X ETF	0.31944
Direxion Daily Gold Miners Index Bull 2X ETF	0.20026
Direxion Daily GOOGL Bear 1X ETF	0.03321
Direxion Daily GOOGL Bull 2X ETF	0.58060
Direxion Daily HOOD Bull 2X ETF	0.05784

249

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

Funds	Per Share Income Distribution
Direxion Daily INTC Bull 2X ETF	$0.51255
Direxion Daily Junior Gold Miners Index Bear 2X ETF	0.25156
Direxion Daily Junior Gold Miners Index Bull 2X ETF	0.56217
Direxion Daily LLY Bull 2X ETF	0.12794
Direxion Daily LMT Bull 2X ETF	0.22816
Direxion Daily Magnificent 7 Bear 1X ETF	0.08518
Direxion Daily Magnificent 7 Bull 2X ETF	0.02340
Direxion Daily META Bear 1X ETF	0.09770
Direxion Daily META Bull 2X ETF	0.14321
Direxion Daily MRVL Bull 2X ETF	0.35181
Direxion Daily MSCI Brazil Bull 2X ETF	0.42864
Direxion Daily MSCI India Bull 2X ETF	0.12021
Direxion Daily MSFT Bear 1X ETF	0.17825
Direxion Daily MSFT Bull 2X ETF	0.14376
Direxion Daily MU Bear 1X ETF	0.05053
Direxion Daily MU Bull 2X ETF	2.04702
Direxion Daily NFLX Bear 1X ETF	0.14888
Direxion Daily NFLX Bull 2X ETF	0.08403
Direxion Daily NVDA Bear 1X ETF	0.27648
Direxion Daily NVDA Bull 2X ETF	0.69402
Direxion Daily NYSE FANG+ Bull 2X ETF	0.67440
Direxion Daily ORCL Bear 1X ETF	0.15484
Direxion Daily ORCL Bull 2X ETF	0.06302
Direxion Daily PANW Bear 1X ETF	0.03466
Direxion Daily PANW Bull 2X ETF	0.11816
Direxion Daily PLTR Bear 1X ETF	0.03760
Direxion Daily PLTR Bull 2X ETF	0.21997
Direxion Daily PYPL Bull 2X ETF	0.16693
Direxion Daily QCOM Bear 1X ETF	0.12682
Direxion Daily QCOM Bull 2X ETF	0.11786
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF	0.06692
Direxion Daily S&P 500® Bear 1X ETF	0.07038
Direxion Daily S&P 500® Bull 2X ETF	0.31192
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X ETF	0.03666
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X ETF	0.07563
Direxion Daily Semiconductors Top 5 Bear 2X ETF	0.04527
Direxion Daily Semiconductors Top 5 Bull 2X ETF	0.17106
Direxion Daily SHOP Bull 2X ETF	0.05955
Direxion Daily SOFI Bull 2X ETF	0.05017
Direxion Daily Technology Top 5 Bear 2X ETF	0.15641
Direxion Daily Technology Top 5 Bull 2X ETF	0.04607
Direxion Daily TSLA Bear 1X ETF	0.34190
Direxion Daily TSLA Bull 2X ETF	0.10488
Direxion Daily TSM Bear 1X ETF	0.06005
Direxion Daily TSM Bull 2X ETF	0.35736
Direxion Daily TXN Bull 2X ETF	0.16955
Direxion Daily UNH Bull 2X ETF	0.24740
Direxion Daily Uranium Industry Bull 2X ETF	0.02580
Direxion Daily XOM Bull 2X ETF	0.21574

250

DIREXION SHARES ETF TRUST
ADDITIONAL INFORMATION (Unaudited)
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available on the Funds’ website www.direxion.com.
FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE TAX YEAR
For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentage of ordinary income distribution designated as qualifying for the corporate dividend received deduction (“DRD”), the individual qualified dividend rate (“QDI”), the qualified interest income rate (“QII”), and the qualified short-term gain rate (“QSTG”) is presented below.

Funds	DRD	QDI	QII	QSTG
Direxion Daily AAPL Bear 1X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily AAPL Bull 2X ETF	0.23%	0.23%	0.00%	71.84%
Direxion Daily AI and Big Data Bear 2X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily AI and Big Data Bull 2X ETF	8.26%	8.26%	0.00%	100.00%
Direxion Daily AMD Bear 1X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily AMD Bull 2X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily AMZN Bear 1X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily AMZN Bull 2X ETF	0.00%	0.00%	0.00%	30.55%
Direxion Daily AVGO Bear 1X ETF	0.00%	0.00%	0.00%	10.33%
Direxion Daily AVGO Bull 2X ETF	0.23%	0.23%	0.00%	0.00%
Direxion Daily BA Bull 2X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily Biotech Top 5 Bull 2X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily BRKB Bull 2X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily CSCO Bear 1X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily CSCO Bull 2X ETF	17.84%	17.84%	0.00%	0.00%
Direxion Daily CSI 300 China A Share Bull 2X ETF	23.56%	23.56%	0.00%	0.00%
Direxion Daily CSI China Internet Index Bull 2X ETF	65.90%	65.90%	0.00%	0.00%
Direxion Daily Energy Bear 2X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily Energy Bull 2X ETF	94.87%	94.87%	0.00%	0.00%
Direxion Daily Energy Top 5 Bull 2X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily Gold Miners Index Bear 2X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily Gold Miners Index Bull 2X ETF	76.43%	76.43%	0.00%	0.00%
Direxion Daily GOOGL Bear 1X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily GOOGL Bull 2X ETF	0.19%	0.19%	0.00%	16.10%
Direxion Daily Junior Gold Miners Index Bear 2X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily Junior Gold Miners Index Bull 2X ETF	49.40%	49.40%	0.00%	0.00%
Direxion Daily LLY Bull 2X ETF	0.22%	0.22%	0.00%	0.00%
Direxion Daily LMT Bull 2X ETF	3.48%	3.48%	0.00%	0.00%
Direxion Daily Magnificent 7 Bear 1X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily Magnificent 7 Bull 2X ETF	0.88%	0.88%	0.00%	88.81%
Direxion Daily META Bear 1X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily META Bull 2X ETF	0.14%	0.14%	0.00%	0.00%
Direxion Daily MSCI Brazil Bull 2X ETF	88.97%	88.97%	0.00%	0.00%
Direxion Daily MSCI India Bull 2X ETF	4.91%	4.91%	0.00%	46.34%
Direxion Daily MSFT Bear 1X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily MSFT Bull 2X ETF	0.91%	0.91%	0.00%	49.79%
Direxion Daily MU Bear 1X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily MU Bull 2X ETF	0.09%	0.09%	0.00%	0.00%
Direxion Daily NFLX Bear 1X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily NFLX Bull 2X ETF	0.00%	0.00%	0.00%	2.11%

251

DIREXION SHARES ETF TRUST
ADDITIONAL INFORMATION (Unaudited)(Continued)

Funds	DRD	QDI	QII	QSTG
Direxion Daily NVDA Bear 1X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily NVDA Bull 2X ETF	0.01%	0.01%	0.00%	85.11%
Direxion Daily NYSE FANG+ Bull 2X ETF	1.13%	1.13%	0.00%	0.00%
Direxion Daily PANW Bear 1X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily PANW Bull 2X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily PLTR Bear 1X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily PLTR Bull 2X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily QCOM Bear 1X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily QCOM Bull 2X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF	11.09%	11.09%	0.00%	0.00%
Direxion Daily S&P 500® Bear 1X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily S&P 500® Bull 2X ETF	6.88%	6.88%	0.00%	0.00%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X ETF	76.53%	76.53%	0.00%	0.00%
Direxion Daily Semiconductors Top 5 Bear 2X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily Semiconductors Top 5 Bull 2X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily SHOP Bull 2X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily Technology Top 5 Bear 2X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily Technology Top 5 Bull 2X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily TSLA Bear 1X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily TSLA Bull 2X ETF	0.00%	0.00%	0.00%	26.06%
Direxion Daily TSM Bear 1X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily TSM Bull 2X ETF	0.65%	0.65%	0.00%	0.00%
Direxion Daily Uranium Industry Bull 2X ETF	1.55%	1.55%	0.00%	47.61%
Direxion Daily XOM Bull 2X ETF	0.00%	0.00%	0.00%	0.00%

The Funds are designating as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended October 31, 2025. To the extent necessary to fully distribute such capital gain, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.
DISCLOSURE OF PORTFOLIO HOLDINGS
Each Fund files its complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling 1-800-850-0511. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Funds use to determine how to vote proxies related to portfolio securities is provided in the SAI. The SAI is available without charge upon request by calling 1-800-850-0511, by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.direxion.com. Information on how the Funds voted proxies related to portfolio securities during the period April 30, 2026, is available without charge, upon request, by calling 1-800-850-0511 or by accessing the website of the SEC.

252

DIREXION SHARES ETF TRUST
FORM N-CSR ITEMS (Unaudited)
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END INVESTMENT COMPANIES
There were no changes in or disagreements with accountants during the period covered by this report.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END INVESTMENT COMPANIES
There were no matters submitted to a vote of shareholders during the period covered by this report.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS FOR OPEN-END INVESTMENT COMPANIES
The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $225,000 annual retainer (paid in monthly increments) for services provided as a Board member. Such fees are allocated between the Funds and other affiliated funds. Each Fund’s share of these fees, together with reimbursable expenses of the Trustees, is reflected on the Statements of Operations as “Trustees fees and expenses”.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
At meetings held on February 12, 2025, May 8, 2025, and August 20, 2025, the Board of Trustees (the “Board”) of the Direxion Shares ETF Trust (the “ETF Trust”) considered the approval of the Investment Advisory Agreement (the “Agreement”) between Rafferty Asset Management, LLC (the “Adviser”) and the ETF Trust, on behalf of the Direxion Daily ADBE Bull 2X ETF, Direxion Daily ASML Bull 2X ETF, Direxion Daily BABA Bull 2X ETF, Direxion Daily COIN Bull 2X ETF, Direxion Daily HOOD Bull 2X ETF, Direxion Daily INTC Bull 2X ETF, Direxion Daily MRVL Bull 2X ETF, Direxion Daily ORCL Bear 1X ETF, Direxion Daily ORCL Bull 2X ETF, Direxion Daily PYPL Bull 2X ETF, Direxion Daily SOFI Bull 2X ETF, Direxion Daily TXN Bull 2X ETF and Direxion Daily UNH Bull 2X ETF, each a series of the ETF Trust. Each such series is referred to herein as a “Fund” and collectively as the “Funds.”
Following such consideration, the Board, including the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940 Act, as amended (the “Independent Trustees”), unanimously approved the Agreement on behalf of the relevant Funds. The Board, including the Independent Trustees, determined that the terms of the Agreement for the Funds were fair and reasonable and in the best interests of shareholders.
For each Fund, the Board considered, among other matters, the following factors to the extent applicable: (1) the nature, extent, and quality of the services to be provided by the Adviser to the Fund; (2) the projected profitability to the Adviser of the Fund based upon the services to be provided; (3) the extent to which economies of scale might be realized as the Fund grows; (4) the fees proposed for the Fund and whether fee levels reflect economies of scale, if any, for the benefit of the Fund’s shareholders; (5) a comparison of the services to be provided and the fees to be charged to the Fund with the services provided and fees charged by other exchange-traded fund (“ETF”) sponsors to ETFs for similar strategies (“Peer Funds”); and (6) other benefits anticipated to be derived and identified by the Adviser from its relationship with the Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight or importance to different factors.
Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the services to be provided under the Agreement by the Adviser, including in light of each Fund seeking investment returns that provide leveraged or inverse (leveraged) exposure to a single security. The Board considered the Adviser’s process for identifying appropriate single securities for the Funds, including based on their liquidity, volatility, trading volumes and underlying company’s market capitalization. The Board also considered the narrowness of each Fund’s market exposure, the likelihood of it impacting the Fund’s ability to issue and redeem creation units and the concurrent nature of trading in the Fund’s shares and the single security’s shares under applicable stock exchange listing rules. The Board considered that each Fund is actively-managed and invests primarily in swap contracts with swap counterparties to pursue its strategy.
Based on written materials received, a presentation from senior representatives of the Adviser and a discussion with the Adviser regarding its personnel, operations and financial condition, the Board considered the quality of the services to be provided by the Adviser under the Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser

253

DIREXION SHARES ETF TRUST
FORM N-CSR ITEMS (Unaudited)(Continued)
with principal responsibility for the Funds, as well as the capacity and integrity of the Adviser’s senior management and staff. The Board noted that the Adviser has provided services to the ETF Trust since its inception date and has developed an expertise in managing funds with investment strategies that trade significant amounts of derivatives, including swap contracts. The Board considered the Adviser’s compliance history and compliance program, as well as its representation that it has the financial resources and appropriate staffing to manage the Funds and to meet its fee waiver and expense obligations. The Board considered that the Adviser will oversee all aspects of the Funds’ operation, including oversight of the Funds’ service providers, and provide compliance services to the Funds. The Board observed that because the Funds had not commenced operations, they did not have any performance history. Under the totality of the circumstances, the Board determined, in the exercise of its business judgment, that the nature, extent and quality of the services to be provided by the Adviser to the Funds under the Agreement were fair and reasonable.
Costs of Services Provided to the Funds and Profits Realized. The Board considered the fairness and reasonableness of the investment advisory fee rates to be paid to the Adviser by the Funds in light of the investment advisory services to be provided by the Adviser. The Board considered the fees to be paid to the Adviser on an annual basis, including pursuant to contractual fee waivers and expense reimbursement arrangements. The Board considered that the proposed advisory fee rate and net expense ratio for each Fund were similar to those of Peer Funds and to those of other series of the Trust that pursue similar investment objectives and implement similar investment strategies. The Board also considered that, on behalf of each Fund, the Adviser manages more than the Fund’s net assets due to the leveraged exposure.
The Board considered the overall profitability of the Adviser’s investment business and, because the Funds had not commenced operations and the Adviser had no profit data related to the Funds, the Board considered the break-even analysis provided by the Adviser for the Funds. The Board considered the significant drivers of cost for the Adviser including, but not limited to, intellectual capital, portfolio rebalancing, regulatory compliance, and entrepreneurial risk. Based on these considerations, the Board determined that, in the exercise of its reasonable business judgment, the costs of the services to be provided and any profits that may be realized under the Agreement were not excessive.
Economies of Scale. The Board considered whether economies of scale may be realized by each Fund as it grows larger and the extent to which any such economies are reflected in contractual fee rates. In this regard, the Board considered the potential impact of the Advisory Fee Waiver Agreement on the Funds, which is designed to impose breakpoints on the advisory fee rate paid to the Adviser with respect to each Fund. Noting that the Funds had not yet commenced operations and did not yet have any assets, however, the Board concluded that economies of scale were not a material factor for the Board to consider in approving the agreement.
Other Benefits. The Board considered the Adviser’s representations that its relationship with the Funds may enable it to attract assets to other funds. The Board also considered that the Adviser’s overall business with brokerage firms may allow it to negotiate lower commission rates and get better execution for all of its portfolio trades. Based on these and other considerations, including the fact that the Adviser does not manage any client accounts other than the various series of the Trust, the Board determined that such benefits to the Adviser would likely not be material and, overall, would be reasonable.
Conclusion. Following the above considerations, the Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from counsel discussing the legal standards applicable to its consideration of the Agreement. Based on its review, including consideration of each of the factors referenced above, and its consideration of information received throughout the year from the Adviser regarding the Adviser’s operations and quality of service, the Board determined, in the exercise of its business judgment, that the advisory arrangements, as outlined in the Agreement, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the Board considered relevant. Accordingly, the Board, including the Independent Trustees, unanimously approved the Agreement on behalf of the Funds.

254

Direxion Daily 20+ Year Treasury Bear 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 99.5%
	Money Market Funds — 99.5%
99,607,996	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$99,607,996
14,168,006	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	14,168,006
61,241,301	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	61,241,301
	TOTAL SHORT TERM INVESTMENTS (Cost $175,017,303)(b)	$175,017,303
	TOTAL INVESTMENTS (Cost $175,017,303) — 99.5%	$175,017,303
	Other Assets in Excess of Liabilities — 0.5%	943,077
	TOTAL NET ASSETS — 100.0%	$175,960,380

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $105,793,420.
Short Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
SOFR + 0.5900%	Total return of iShares 20+ Year Treasury Bond ETF	BNP Paribas	12/04/2026	1,034,180	$90,668,182	$2,248,759
SOFR + 0.5000%	Total return of iShares 20+ Year Treasury Bond ETF	Goldman Sachs	12/10/2026	816,774	72,289,081	2,499,579
SOFR + 0.5000%	Total return of iShares 20+ Year Treasury Bond ETF	Bank of America Merrill Lynch	12/11/2026	974,706	85,959,322	2,620,219
SOFR + 0.3300%	Total return of iShares 20+ Year Treasury Bond ETF	J.P. Morgan	12/16/2026	841,941	73,585,643	1,497,405
SOFR + 0.0500%	Total return of iShares 20+ Year Treasury Bond ETF	UBS Securities LLC	12/17/2026	997,776	87,262,001	1,787,327
SOFR + 0.4800%	Total return of iShares 20+ Year Treasury Bond ETF	Citibank N.A.	12/22/2026	1,500,000	131,354,661	3,412,477
					$541,118,890	$14,065,766

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

1

Direxion Daily 20+ Year Treasury Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 67.3%
21,295,426	iShares 20+ Year Treasury Bond ETF(a)	$1,823,314,374
	TOTAL INVESTMENT COMPANIES (Cost $1,882,317,293)	$1,823,314,374
	SHORT TERM INVESTMENTS — 38.3%
	Money Market Funds — 38.3%
440,369,087	Dreyfus Government Cash Management Institutional Shares, 3.53%(b)	$440,369,087
253,716,975	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(b)	253,716,975
30,973,376	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(b)	30,973,376
102,497,542	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(b)	102,497,542
210,000,000	JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Shares, 3.54%(b)	210,000,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,037,556,980)	$1,037,556,980
	TOTAL INVESTMENTS (Cost $2,919,874,273) — 105.6%(c)	$2,860,871,354
	Liabilities in Excess of Other Assets — (5.6)%	(151,999,441)
	TOTAL NET ASSETS — 100.0%	$2,708,871,913

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at April 30, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,237,968,654.
The accompanying notes are an integral part of these financial statements.

2

Direxion Daily 20+ Year Treasury Bull 3X ETF
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares 20+ Year Treasury Bond ETF	SOFR + 0.6900%	BNP Paribas	12/04/2026	8,036,382	$698,946,315	$(11,738,346)
Total return of iShares 20+ Year Treasury Bond ETF	SOFR + 0.7000%	Goldman Sachs	12/10/2026	9,312,399	815,301,228	(19,512,249)
Total return of iShares 20+ Year Treasury Bond ETF	SOFR + 0.7500%	Nomura	12/10/2026	4,500,000	397,141,584	(12,519,236)
Total return of iShares 20+ Year Treasury Bond ETF	SOFR + 0.7000%	Bank of America Merrill Lynch	12/11/2026	13,000,000	1,146,470,000	(35,838,966)
Total return of iShares 20+ Year Treasury Bond ETF	SOFR + 0.5500%	J.P. Morgan	12/16/2026	10,934,706	955,693,304	(20,241,945)
Total return of iShares 20+ Year Treasury Bond ETF	SOFR + 0.7700%	UBS Securities LLC	12/17/2026	8,339,134	732,175,965	(19,252,662)
Total return of iShares 20+ Year Treasury Bond ETF	SOFR + 0.7900%	Citibank N.A.	12/22/2026	8,946,606	783,275,356	(21,112,324)
Total return of iShares 20+ Year Treasury Bond ETF	SOFR + 0.8000%	Barclays	12/22/2026	10,550,000	920,947,168	(21,491,823)
					$6,449,950,920	$(161,707,551)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

3

Direxion Daily 7-10 Year Treasury Bear 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 97.8%
	Money Market Funds — 97.8%
7,238,873	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$7,238,873
1,650,067	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(a)	1,650,067
1,932,952	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	1,932,952
	TOTAL SHORT TERM INVESTMENTS (Cost $10,821,892)(b)	$10,821,892
	TOTAL INVESTMENTS (Cost $10,821,892) — 97.8%	$10,821,892
	Other Assets in Excess of Liabilities — 2.2%	243,493
	TOTAL NET ASSETS — 100.0%	$11,065,385

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,564,305.
Short Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
SOFR + 0.4500%	Total return of iShares 7-10 Year Treasury Bond ETF	BNP Paribas	12/04/2026	156,289	$15,106,137	$324,822
SOFR + 0.3800%	Total return of iShares 7-10 Year Treasury Bond ETF	J.P. Morgan	12/16/2026	99,504	9,540,051	109,770
SOFR + 0.4500%	Total return of iShares 7-10 Year Treasury Bond ETF	Barclays	12/22/2026	93,715	9,015,196	140,966
					$33,661,384	$575,558

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

4

Direxion Daily 7-10 Year Treasury Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 77.9%
308,187	iShares 7-10 Year Treasury Bond ETF(a)	$29,271,601
	TOTAL INVESTMENT COMPANIES (Cost $29,476,771)	$29,271,601
	SHORT TERM INVESTMENTS — 26.0%
	Money Market Funds — 26.0%
6,582,324	Dreyfus Government Cash Management Institutional Shares, 3.53%(b)	$6,582,324
44,102	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(b)	44,102
3,148,405	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(b)	3,148,405
	TOTAL SHORT TERM INVESTMENTS (Cost $9,774,831)	$9,774,831
	TOTAL INVESTMENTS (Cost $39,251,602) — 103.9%(c)	$39,046,432
	Liabilities in Excess of Other Assets — (3.9)%	(1,478,823)
	TOTAL NET ASSETS — 100.0%	$37,567,609

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at April 30, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $26,464,987.
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares 7-10 Year Treasury Bond ETF	SOFR + 0.6500%	BNP Paribas	12/04/2026	297,869	$28,794,996	$(653,898)
Total return of iShares 7-10 Year Treasury Bond ETF	SOFR + 0.8000%	Bank of America Merrill Lynch	12/11/2026	167,639	16,168,782	(325,188)
Total return of iShares 7-10 Year Treasury Bond ETF	SOFR + 0.6000%	J.P. Morgan	12/16/2026	310,420	29,805,079	(412,558)
Total return of iShares 7-10 Year Treasury Bond ETF	SOFR + 0.6800%	Barclays	12/22/2026	102,493	9,800,192	(86,330)
					$84,569,049	$(1,477,974)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

5

Direxion Daily Aerospace & Defense Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 70.6%
	Administrative and Support Services — 0.1%
4,466	V2X, Inc.(a)	$302,839
	Computer and Electronic Product Manufacturing — 17.6%
24,495	Intuitive Machines, Inc.(a)(b)	620,948
34,878	L3Harris Technologies, Inc.	11,180,143
16,810	Leonardo DRS, Inc.	682,990
11,507	Mercury Systems, Inc.(a)(b)	908,017
6,193	Moog, Inc. Class A	1,866,013
17,328	Northrop Grumman Corp.	10,041,230
221,714	RTX Corp.	39,037,184
		64,336,525
	Electrical Equipment, Appliance, and Component Manufacturing — 1.9%
17,193	Axon Enterprise, Inc.(a)	6,907,460
	Fabricated Metal Product Manufacturing — 2.8%
19,921	BWX Technologies, Inc.	4,310,705
8,032	Curtiss-Wright Corp.	5,784,646
9,694	Smith & Wesson Brands, Inc.	150,645
3,474	Sturm, Ruger & Co, Inc.	150,702
		10,396,698
	Machinery Manufacturing — 13.7%
173,237	GE Aerospace	50,226,603
	Management of Companies and Enterprises — 0.3%
16,723	Karman Holdings, Inc.(a)(b)	1,136,830
	Merchant Wholesalers, Durable Goods — 1.3%
16,530	Hexcel Corp.(b)	1,551,671
8,551	Huntington Ingalls Industries, Inc.	3,115,044
		4,666,715
	Miscellaneous Manufacturing — 1.1%
6,291	Cadre Holdings, Inc.(b)	186,528
37,946	Textron, Inc.	3,641,298
		3,827,826
	Paper Manufacturing — 0.1%
6,890	Astronics Corp.(a)(b)	491,946
	Primary Metal Manufacturing — 5.9%
29,602	Allegheny Technologies, Inc.(a)	4,601,927
10,853	Carpenter Technology Corp.	4,647,255
50,486	Howmet Aerospace, Inc.	12,270,117
		21,519,299
	Professional, Scientific, and Technical Services — 0.4%
22,887	Red Cat Holdings, Inc.(a)(b)	268,236
6,274	VSE Corp.	1,077,120
		1,345,356

The accompanying notes are an integral part of these financial statements.

6

Direxion Daily Aerospace & Defense Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Rental and Leasing Services — 1.5%
22,350	FTAI Aviation Ltd. ADR	$5,580,124
	Repair and Maintenance — 0.3%
41,322	StandardAero, Inc.(a)	1,027,265
	Textile Mills — 0.0%(†)
1,153	National Presto Industries, Inc.	161,236
	Transportation Equipment Manufacturing — 23.6%
8,506	AAR Corp.(a)	938,807
6,931	AeroVironment, Inc.(a)(b)	1,351,684
134,082	Archer Aviation, Inc.(a)	769,631
6,727	Beta Technologies, Inc.(a)(b)	107,161
115,692	Boeing Co.(a)	26,496,939
2,996	Ducommun, Inc.(a)	425,222
35,905	General Dynamics Corp.	12,362,092
8,771	HEICO Corp.	2,367,469
16,893	HEICO Corp. Class A	3,530,975
40,225	Kratos Defense & Security Solutions, Inc.(a)	2,536,186
7,751	Loar Holdings, Inc.(a)(b)	434,986
19,562	Lockheed Martin Corp.	10,132,529
16,912	Redwire Corp.(a)(b)	155,421
102,418	Rocket Lab Corp.(a)	8,450,509
10,096	TransDigm Group, Inc.	11,711,158
12,988	Woodward, Inc.	4,714,514
		86,485,283
	TOTAL COMMON STOCKS (Cost $215,840,051)	$258,412,005
	SHORT TERM INVESTMENTS — 28.2%
	Money Market Funds — 28.2%
74,755,896	Dreyfus Government Cash Management Institutional Shares, 3.53%(c)(d)	$74,755,896
1,209,609	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(c)	1,209,609
13,888,691	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(c)	13,888,691
13,450,894	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(c)	13,450,894
	TOTAL SHORT TERM INVESTMENTS (Cost $103,305,090)	$103,305,090
	TOTAL INVESTMENTS (Cost $319,145,141) — 98.8%(e)	$361,717,095
	Other Assets in Excess of Liabilities — 1.2%	4,239,850
	TOTAL NET ASSETS — 100.0%	$365,956,945

The accompanying notes are an integral part of these financial statements.

7

Direxion Daily Aerospace & Defense Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(†)	Less than 0.005%.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $295,968,036.
ADR - American Depository Receipt
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Dow Jones U.S. Select Aerospace & Defense Index	SOFR + 0.7900%	BNP Paribas	12/04/2026	542	$28,041,291	$1,474,597
Total return of Dow Jones U.S. Select Aerospace & Defense Index	SOFR + 0.8500%	Goldman Sachs	12/10/2026	1,045	53,508,128	3,720,729
Total return of Dow Jones U.S. Select Aerospace & Defense Index	SOFR + 0.8500%	Nomura	12/10/2026	2,400	124,012,392	6,817,899
Total return of Dow Jones U.S. Select Aerospace & Defense Index	SOFR + 0.7900%	Bank of America Merrill Lynch	12/11/2026	2,525	132,924,769	4,745,271
Total return of Dow Jones U.S. Select Aerospace & Defense Index	SOFR + 0.7500%	J.P. Morgan	12/16/2026	2,035	114,913,416	(3,693,126)
Total return of Dow Jones U.S. Select Aerospace & Defense Index	SOFR + 0.9000%	Citibank N.A.	12/22/2026	2,800	153,281,857	(514,183)
Total return of Dow Jones U.S. Select Aerospace & Defense Index	SOFR + 0.7000%	Barclays	12/22/2026	3,837	212,184,659	(1,050,927)
					$818,866,512	$11,500,260

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

8

Direxion Daily Consumer Discretionary Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 65.0%
	Accommodation — 3.7%
1,297	Airbnb, Inc. Class A(a)	$182,047
701	Hilton Worldwide Holdings, Inc.	227,173
926	Las Vegas Sands Corp.	50,569
674	Marriott International, Inc. Class C	243,779
588	MGM Resorts International(a)	22,897
259	Wynn Resorts Ltd.	27,741
		754,206
	Administrative and Support Services — 3.0%
2,483	Booking Holdings, Inc.	418,038
770	Royal Caribbean Cruises Ltd. ADR (Liberia)	203,095
		621,133
	Apparel Manufacturing — 0.4%
435	Deckers Outdoor Corp.(a)	44,457
118	Ralph Lauren Corp.	42,319
		86,776
	Building Material and Garden Equipment and Supplies Dealers — 5.8%
1,718	Lowe’s Companies, Inc.	410,241
2,222	The Home Depot, Inc.	730,594
1,617	Tractor Supply Co.	56,757
		1,197,592
	Clothing, Clothing Accessories, Shoe, and Jewelry Retailers — 3.9%
327	Lululemon Athletica, Inc.(a)	45,028
990	Ross Stores, Inc.	225,512
3,400	TJX Companies, Inc.	532,950
		803,490
	Construction of Buildings — 1.5%
826	D.R. Horton, Inc.	127,088
660	Lennar Corp. Class A	59,598
9	NVR, Inc.(a)	56,843
589	PulteGroup, Inc.	72,070
		315,599
	Food Services and Drinking Places — 7.0%
3,989	Chipotle Mexican Grill, Inc.(a)	135,586
354	Darden Restaurants, Inc.(b)	70,998
1,144	DoorDash, Inc.(a)	192,936
1,777	McDonald’s Corp.	521,709
3,489	Starbucks Corp.	367,496
850	Yum! Brands, Inc.	135,703
		1,424,428
	Funds, Trusts, and Other Financial Vehicles — 0.6%
500	Garmin Ltd. ADR (Switzerland)	125,570

The accompanying notes are an integral part of these financial statements.

9

Direxion Daily Consumer Discretionary Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Furniture, Home Furnishings, Electronics, and Appliance Retailers — 0.2%
596	Best Buy Co., Inc.	$36,052
	General Merchandise Retailers — 19.0%
13,903	Amazon.com, Inc.(a)	3,685,129
1,384	eBay, Inc.	143,217
367	Williams-Sonoma, Inc.	66,504
		3,894,850
	Health and Personal Care Retailers — 0.4%
136	Ulta Beauty, Inc.(a)	73,097
	Leather and Allied Product Manufacturing — 1.2%
3,650	NIKE, Inc. Class B	161,914
620	Tapestry, Inc.	89,925
		251,839
	Management of Companies and Enterprises — 0.1%
1,394	Norwegian Cruise Line Holdings Ltd. ADR(a)	25,343
	Merchant Wholesalers, Durable Goods — 0.3%
426	Genuine Parts Co.	45,680
100	Pool Corp.	21,332
		67,012
	Merchant Wholesalers, Nondurable Goods — 0.2%
94	Domino’s Pizza, Inc.	31,905
	Miscellaneous Manufacturing — 0.2%
408	Hasbro, Inc.	39,103
	Motor Vehicle and Parts Dealers — 3.0%
52	AutoZone, Inc.(a)	192,610
433	Carvana Co.(a)	171,381
2,578	O’Reilly Automotive, Inc.(a)	256,253
		620,244
	Support Activities for Transportation — 0.4%
359	Expedia, Inc.	89,165
	Transportation Equipment Manufacturing — 13.6%
653	Aptiv PLC ADR(a)	39,350
12,001	Ford Motor Co.	144,972
2,769	General Motors Co.	212,908
6,279	Tesla, Inc.(a)	2,396,255
		2,793,485
	Water Transportation — 0.5%
3,523	Carnival Corp. ADR (Panama)	93,396
	TOTAL COMMON STOCKS (Cost $11,099,252)	$13,344,285

The accompanying notes are an integral part of these financial statements.

10

Direxion Daily Consumer Discretionary Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 34.3%
	Money Market Funds — 34.3%
5,258,031	Dreyfus Government Cash Management Institutional Shares, 3.53%(c)(d)	$5,258,031
1,390,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(c)	1,390,000
390,331	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(c)	390,331
	TOTAL SHORT TERM INVESTMENTS (Cost $7,038,362)	$7,038,362
	TOTAL INVESTMENTS (Cost $18,137,614) — 99.3%(e)	$20,382,647
	Other Assets in Excess of Liabilities — 0.7%	127,980
	TOTAL NET ASSETS — 100.0%	$20,510,627

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $14,286,300.
ADR - American Depository Receipt
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Consumer Discretionary Select Sector Index	SOFR + 0.7500%	Bank of America Merrill Lynch	12/11/2026	776	$1,788,760	$64,864
Total return of Consumer Discretionary Select Sector Index	SOFR + 0.8000%	J.P. Morgan	12/16/2026	2,504	5,839,464	118,875
Total return of Consumer Discretionary Select Sector Index	SOFR + 0.7000%	UBS Securities LLC	12/17/2026	7,952	18,869,848	(30,227)
Total return of Consumer Discretionary Select Sector Index	SOFR + 0.7000%	Barclays	12/22/2026	8,913	21,087,098	97,830
					$47,585,170	$251,342

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

11

Direxion Daily Dow Jones Internet Bear 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 103.0%
	Money Market Funds — 103.0%
4,320,579	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$4,320,579
6,037,575	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	6,037,575
	TOTAL SHORT TERM INVESTMENTS (Cost $10,358,154)(b)	$10,358,154
	TOTAL INVESTMENTS (Cost $10,358,154) — 103.0%	$10,358,154
	Liabilities in Excess of Other Assets — (3.0)%	(299,833)
	TOTAL NET ASSETS — 100.0%	$10,058,321

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,719,829.
Short Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR + 0.6000%	Total return of Dow Jones Internet Composite Index	Bank of America Merrill Lynch	12/11/2026	9,937	$12,415,125	$616,497
SOFR + 0.4800%	Total return of Dow Jones Internet Composite Index	J.P. Morgan	12/15/2026	3,067	3,361,966	(330,042)
SOFR + 0.2500%	Total return of Dow Jones Internet Composite Index	UBS Securities LLC	12/17/2026	3,304	4,024,367	72,546
SOFR + 0.5000%	Total return of Dow Jones Internet Composite Index	Citibank N.A.	12/22/2026	8,700	10,780,589	432,060
					$30,582,047	$791,061

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

12

Direxion Daily Dow Jones Internet Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 65.4%
	Accommodation — 1.8%
14,553	Airbnb, Inc. Class A(a)	$2,042,659
	Administrative and Support Services — 5.8%
17,760	Booking Holdings, Inc.	2,990,073
10,902	Cloudflare, Inc.(a)	2,234,583
22,730	Roblox Corp.(a)	1,256,060
		6,480,716
	Amusement, Gambling, and Recreation Industries — 0.4%
17,017	DraftKings, Inc.(a)	396,836
	Computer and Electronic Product Manufacturing — 15.6%
12,245	Alphabet, Inc.	4,711,876
9,835	Alphabet, Inc. Class C	3,756,380
22,179	Arista Networks, Inc.(a)	3,830,535
56,933	Cisco Systems, Inc.	5,209,370
		17,508,161
	Educational Services — 0.1%
1,374	Duolingo, Inc.(a)	151,277
	Food Services and Drinking Places — 1.9%
12,845	DoorDash, Inc.(a)	2,166,309
	General Merchandise Retailers — 9.0%
32,039	Amazon.com, Inc.(a)	8,492,257
15,524	eBay, Inc.	1,606,424
		10,098,681
	Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) — 0.2%
12,996	MARA Holdings, Inc.(a)(b)	155,822
	Merchant Wholesalers, Durable Goods — 1.2%
30,598	Copart, Inc.(a)	1,013,100
12,308	Samsara, Inc.(a)	353,732
		1,366,832
	Motion Picture and Sound Recording Industries — 5.1%
60,841	Netflix, Inc.(a)	5,695,326
	Motor Vehicle and Parts Dealers — 1.7%
4,858	Carvana Co.(a)	1,922,796
	Performing Arts, Spectator Sports, and Related Industries — 0.6%
6,022	Flutter Entertainment PLC ADR (Ireland)(a)	649,955
	Professional, Scientific, and Technical Services — 14.3%
5,828	Atlassian Corp.(a)	399,743
4,842	Ciena Corp.(a)	2,554,542
8,299	CoreWeave, Inc.(a)	926,168
1,941	F5 Networks, Inc.(a)	628,690
4,646	GoDaddy, Inc.(a)	403,226

The accompanying notes are an integral part of these financial statements.

13

Direxion Daily Dow Jones Internet Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Professional, Scientific, and Technical Services — (Continued)
10,405	Meta Platforms, Inc.	$6,366,924
9,293	Nutanix, Inc.(a)	379,991
1,680	Paycom Software, Inc.	212,957
11,755	Snowflake, Inc.(a)	1,604,205
2,838	VeriSign, Inc.	762,457
7,319	Workday, Inc.(a)	895,846
9,123	Zoom Video Communications, Inc.(a)	886,299
		16,021,048
	Publishing Industries — 6.3%
4,943	Akamai Technologies, Inc.(a)	509,030
4,924	Box, Inc.(a)	119,161
11,278	Datadog, Inc.(a)	1,490,839
6,879	DocuSign, Inc.(a)	316,365
5,991	Dropbox, Inc.(a)	145,521
1,812	HubSpot, Inc.(a)	401,829
5,823	Okta, Inc.(a)	428,864
15,792	Salesforce, Inc.(b)	2,787,762
5,197	Veeva Systems, Inc.(a)	810,576
		7,009,947
	Telecommunications — 1.4%
31,636	PayPal Holdings, Inc.	1,586,229
	TOTAL COMMON STOCKS (Cost $59,953,896)	$73,252,594
	SHORT TERM INVESTMENTS — 37.3%
	Money Market Funds — 37.3%
18,006,425	Dreyfus Government Cash Management Institutional Shares, 3.53%(c)(d)	$18,006,425
23,795,764	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(c)	23,795,764
	TOTAL SHORT TERM INVESTMENTS (Cost $41,802,189)	$41,802,189
	TOTAL INVESTMENTS (Cost $101,756,085) — 102.7%(e)	$115,054,783
	Liabilities in Excess of Other Assets — (2.7)%	(3,065,602)
	TOTAL NET ASSETS — 100.0%	$111,989,181

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $76,272,249.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

14

Direxion Daily Dow Jones Internet Bull 3X ETF
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Dow Jones Internet Composite Index	SOFR + 0.8000%	Bank of America Merrill Lynch	12/11/2026	33,816	$42,338,308	$(2,218,302)
Total return of Dow Jones Internet Composite Index	SOFR + 0.7500%	J.P. Morgan	12/16/2026	68,878	75,508,326	7,280,514
Total return of Dow Jones Internet Composite Index	SOFR + 0.6400%	UBS Securities LLC	12/17/2026	85,785	102,333,266	244,923
Total return of Dow Jones Internet Composite Index	SOFR + 0.8500%	Citibank N.A.	12/22/2026	29,245	36,233,092	(1,502,547)
					$256,412,992	$3,804,588

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

15

Direxion Daily Financial Bear 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 103.5%
	Money Market Funds — 103.5%
61,304,406	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$61,304,406
18,610,163	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	18,610,163
44,343,757	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	44,343,757
	TOTAL SHORT TERM INVESTMENTS (Cost $124,258,326)(b)	$124,258,326
	TOTAL INVESTMENTS (Cost $124,258,326) — 103.5%	$124,258,326
	Liabilities in Excess of Other Assets — (3.5)%	(4,178,351)
	TOTAL NET ASSETS — 100.0%	$120,079,975

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $73,142,152.
Short Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR + 0.5500%	Total return of Financial Select Sector Index	Goldman Sachs	12/10/2026	46,617	$30,717,858	$866,543
SOFR + 0.6300%	Total return of Financial Select Sector Index	Bank of America Merrill Lynch	12/11/2026	125,186	77,073,687	(3,006,213)
SOFR + 0.4800%	Total return of Financial Select Sector Index	Societe Generale	12/14/2026	123,000	83,118,480	4,862,223
SOFR + 0.6000%	Total return of Financial Select Sector Index	J.P. Morgan	12/16/2026	169,008	113,706,667	6,166,008
SOFR + 0.4500%	Total return of Financial Select Sector Index	UBS Securities LLC	12/17/2026	96,803	62,453,103	600,837
					$367,069,795	$9,489,398

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

16

Direxion Daily Financial Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 72.1%
	Administrative and Support Services — 6.8%
17,467	Ameriprise Financial, Inc.	$8,293,157
13,384	Corpay, Inc.(a)	4,101,795
7,097	FactSet Research System, Inc.	1,615,135
29,352	Moody’s Corp.	13,556,221
321,622	Visa, Inc. Class A	106,083,800
		133,650,108
	Chemical Manufacturing — 0.9%
108,651	IntercontinentalExchange, Inc.	17,176,637
	Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services — 0.3%
102,902	Fiserv, Inc.(a)	6,446,810
	Credit Intermediation and Related Activities — 30.0%
102,463	American Express Co.	33,100,672
1,269,492	Bank of America Corp.	67,867,042
131,671	Bank of New York Mellon Corp.	17,692,632
119,595	Capital One Financial Corp.	22,878,524
334,329	Citigroup, Inc.	42,787,426
81,307	Citizens Financial Group, Inc.	5,289,020
42,669	Coinbase Global, Inc.(a)	8,011,958
99,075	Fidelity National Information Services, Inc.	4,609,960
172,196	Fifth Third Bancorp	8,740,669
45,531	Global Payments, Inc.	3,276,411
388,339	Huntington Bancshares, Inc.	6,508,562
515,836	JPMorgan Chase & Co.	161,575,310
179,275	KeyCorp	3,963,770
29,049	M&T Bank Corp.	6,350,983
155,810	MasterCard, Inc. Class A	78,359,965
35,650	Northern Trust Corp.	5,930,021
77,272	PNC Financial Services Group, Inc.	17,231,656
166,065	Regions Financial Corp.	4,741,156
53,392	State Street Corp.	8,160,433
66,502	Synchrony Financial	5,067,453
241,534	Truist Financial Corp.	12,439,001
297,396	U.S. Bancorp	16,850,457
591,675	Wells Fargo & Co.	48,653,435
		590,086,516
	Funds, Trusts, and Other Financial Vehicles — 0.2%
41,821	T. Rowe Price Group, Inc.	4,302,544
	Insurance Carriers and Related Activities — 17.3%
89,313	Aflac, Inc.	10,152,209
49,744	Allstate Corp.	10,807,381
102,654	American International Group, Inc.	7,678,519
68,391	Arch Capital Group Ltd. ADR(a)	6,460,214

The accompanying notes are an integral part of these financial statements.

17

Direxion Daily Financial Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Insurance Carriers and Related Activities — (Continued)
49,167	Arthur J. Gallagher & Co.	$10,148,069
9,582	Assurant, Inc.	2,263,939
350,829	Berkshire Hathaway, Inc. Class B(a)	166,152,614
56,010	Brown & Brown, Inc.	3,369,002
69,588	Chubb Limited ADR (Switzerland)	22,755,276
29,852	Cincinnati Financial Corp.	4,883,787
4,858	Erie Indemnity Co. Class A(b)	1,063,562
7,786	Everest Re Group Ltd. ADR	2,777,733
15,228	Globe Life, Inc.	2,349,680
32,328	Loews Corp.	3,640,456
92,621	Marsh & McLennan Companies, Inc.	15,533,468
105,313	MetLife, Inc.	8,435,571
37,849	Principal Financial Group, Inc.	3,819,343
112,131	Progressive Corp.	22,569,728
66,578	Prudential Financial, Inc.	6,531,968
53,359	The Hartford Insurance Group, Inc.	7,300,045
41,373	Travelers Companies, Inc.	12,624,557
57,005	W.R. Berkley Corp.	3,809,644
18,189	Willis Towers Watson PLC ADR (Ireland)	4,660,022
		339,786,787
	Management of Companies and Enterprises — 0.6%
41,037	Aon PLC ADR (United Kingdom)	12,789,181
	Professional, Scientific, and Technical Services — 0.1%
13,806	Jack Henry & Associates, Inc.	2,122,673
	Publishing Industries — 0.4%
104,781	Block, Inc.(a)	7,388,108
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 15.1%
88,838	Apollo Global Management, Inc.(b)	11,435,227
39,414	Ares Management Corp.	4,627,204
27,606	Blackrock, Inc.	29,416,954
20,020	Cboe Global Markets, Inc.	6,007,802
319,562	Charles Schwab Corp.	29,284,662
68,988	CME Group, Inc.	19,856,126
58,783	Franklin Resources, Inc.	1,761,727
57,380	Goldman Sachs Group, Inc.	53,005,923
85,207	Interactive Brokers Group, Inc. Class A	6,773,956
84,947	Invesco Ltd. ADR	2,226,461
131,326	KKR & Co., Inc.	13,702,555
230,171	Morgan Stanley	43,868,291
14,056	MSCI, Inc. Class A	8,312,859
85,917	NASDAQ OMX Group, Inc.	7,896,631
33,559	Raymond James Financial, Inc.	5,313,061

The accompanying notes are an integral part of these financial statements.

18

Direxion Daily Financial Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — (Continued)
151,207	Robinhood Markets, Inc.(a)	$11,021,478
58,540	S&P Global, Inc.	25,244,204
143,237	The Blackstone Group, Inc.	17,987,702
		297,742,823
	Telecommunications — 0.4%
176,143	PayPal Holdings, Inc.	8,831,810
	TOTAL COMMON STOCKS (Cost $1,196,105,038)	$1,420,323,997
	SHORT TERM INVESTMENTS — 33.4%
	Money Market Funds — 33.4%
435,584,277	Dreyfus Government Cash Management Institutional Shares, 3.53%(c)(d)	$435,584,277
82,831,904	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(c)	82,831,904
92,372,306	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(c)	92,372,306
46,216,600	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(c)	46,216,600
	TOTAL SHORT TERM INVESTMENTS (Cost $657,005,087)	$657,005,087
	TOTAL INVESTMENTS (Cost $1,853,110,125) — 105.5%(e)	$2,077,329,084
	Liabilities in Excess of Other Assets — (5.5)%	(107,725,722)
	TOTAL NET ASSETS — 100.0%	$1,969,603,362

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,942,559,477.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

19

Direxion Daily Financial Bull 3X ETF
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Financial Select Sector Index	SOFR + 0.7500%	BNP Paribas	12/04/2026	2,173,694	$1,431,719,020	$(47,503,088)
Total return of Financial Select Sector Index	SOFR + 0.7500%	Goldman Sachs	12/10/2026	470,936	283,682,346	18,181,272
Total return of Financial Select Sector Index	SOFR + 0.8300%	Bank of America Merrill Lynch	12/11/2026	216,886	143,472,988	(5,335,243)
Total return of Financial Select Sector Index	SOFR + 0.8100%	Societe Generale	12/14/2026	511,605	345,722,195	(20,651,123)
Total return of Financial Select Sector Index	SOFR + 0.8000%	J.P. Morgan	12/16/2026	288,408	194,695,058	(11,281,674)
Total return of Financial Select Sector Index	SOFR + 0.7500%	UBS Securities LLC	12/17/2026	963,310	592,791,612	23,659,277
Total return of Financial Select Sector Index	SOFR + 0.9000%	Citibank N.A.	12/22/2026	487,477	323,658,319	(13,466,103)
Total return of Financial Select Sector Index	SOFR + 0.7500%	Barclays	12/22/2026	1,872,948	1,245,798,421	(51,604,800)
					$4,561,539,959	$(108,001,482)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

20

Direxion Daily FTSE China Bear 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 103.8%
	Money Market Funds — 103.8%
68,401,780	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$68,401,780
11,571,229	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	11,571,229
34,182,003	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	34,182,003
	TOTAL SHORT TERM INVESTMENTS (Cost $114,155,012)(b)	$114,155,012
	TOTAL INVESTMENTS (Cost $114,155,012) — 103.8%	$114,155,012
	Liabilities in Excess of Other Assets — (3.8)%	(4,149,224)
	TOTAL NET ASSETS — 100.0%	$110,005,788

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $73,927,908.
Short Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
SOFR + 0.0000%	Total return of iShares China Large-Cap ETF	BNP Paribas	12/04/2026	1,444,305	$56,775,630	$3,892,055
SOFR + 0.6800%	Total return of iShares China Large-Cap ETF	Goldman Sachs	12/10/2026	1,587,563	59,288,750	1,142,846
SOFR + 0.9000%	Total return of iShares China Large-Cap ETF	Bank of America Merrill Lynch	12/11/2026	3,733,575	147,102,083	10,929,155
SOFR + 0.3000%	Total return of iShares China Large-Cap ETF	UBS Securities LLC	12/17/2026	2,205,134	83,411,538	3,021,630
					$346,578,001	$18,985,686

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

21

Direxion Daily FTSE China Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 54.5%
11,352,813	iShares China Large-Cap ETF(a)	$417,669,990
	TOTAL INVESTMENT COMPANIES (Cost $430,393,608)	$417,669,990
	SHORT TERM INVESTMENTS — 54.9%
	Money Market Funds — 54.9%
150,267,267	Dreyfus Government Cash Management Institutional Shares, 3.53%(b)	$150,267,267
46,720,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(b)	46,720,000
77,120,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(b)	77,120,000
146,322,708	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(b)	146,322,708
	TOTAL SHORT TERM INVESTMENTS (Cost $420,429,975)	$420,429,975
	TOTAL INVESTMENTS (Cost $850,823,583) — 109.4%(c)	$838,099,965
	Liabilities in Excess of Other Assets — (9.4)%	(72,297,139)
	TOTAL NET ASSETS — 100.0%	$765,802,826

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at April 30, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $742,387,904.
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares China Large-Cap ETF	SOFR + 0.9500%	BNP Paribas	12/04/2026	4,673,518	$175,128,768	$(4,431,050)
Total return of iShares China Large-Cap ETF	SOFR + 1.1000%	Goldman Sachs	12/10/2026	2,681,282	95,612,685	2,550,064
Total return of iShares China Large-Cap ETF	SOFR + 3.0000%	Nomura	12/10/2026	1,000,000	39,090,000	(2,904,983)
Total return of iShares China Large-Cap ETF	SOFR + 1.1500%	Bank of America Merrill Lynch	12/11/2026	4,834,760	188,880,611	(13,185,354)
Total return of iShares China Large-Cap ETF	SOFR + 1.1500%	Societe Generale	12/14/2026	5,250,000	205,170,000	(13,595,369)
Total return of iShares China Large-Cap ETF	SOFR + 0.8800%	UBS Securities LLC	12/17/2026	11,772,958	431,594,414	(93,000)
Total return of iShares China Large-Cap ETF	SOFR + 0.7700%	Citibank N.A.	12/22/2026	11,661,216	443,047,130	(18,472,451)
Total return of iShares China Large-Cap ETF	SOFR + 0.8000%	Barclays	12/22/2026	9,220,838	355,318,736	(21,476,569)
					$1,933,842,344	$(71,608,712)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

22

Direxion Daily FTSE Europe Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 46.0%
314,321	Vanguard FTSE Europe ETF(a)(b)	$27,389,932
	TOTAL INVESTMENT COMPANIES (Cost $25,658,195)	$27,389,932
	SHORT TERM INVESTMENTS — 45.5%
	Money Market Funds — 45.5%
14,339,110	Dreyfus Government Cash Management Institutional Shares, 3.53%(c)(d)	$14,339,110
10,835,286	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(c)	10,835,286
1,959,073	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(c)	1,959,073
	TOTAL SHORT TERM INVESTMENTS (Cost $27,133,469)	$27,133,469
	TOTAL INVESTMENTS (Cost $52,791,664) — 91.5%(e)	$54,523,401
	Other Assets in Excess of Liabilities — 8.5%	5,056,704
	TOTAL NET ASSETS — 100.0%	$59,580,105

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $30,962,411.
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Vanguard FTSE Europe ETF	SOFR + 0.5000%	BNP Paribas	12/04/2026	808,801	$68,616,166	$1,586,100
Total return of Vanguard FTSE Europe ETF	SOFR + 0.5000%	Goldman Sachs	12/10/2026	758,459	66,092,117	(192,255)
Total return of Vanguard FTSE Europe ETF	SOFR + 0.6000%	J.P. Morgan	12/16/2026	138,764	11,778,915	285,078
Total return of Vanguard FTSE Europe ETF	SOFR + 0.8400%	UBS Securities LLC	12/17/2026	17,658	1,458,551	75,856
Total return of Vanguard FTSE Europe ETF	SOFR + 0.7500%	Citibank N.A.	12/22/2026	13,259	1,097,713	45,232
					$149,043,462	$1,800,011

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

23

Direxion Daily Healthcare Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 75.6%
	Ambulatory Health Care Services — 0.9%
667	DaVita, Inc.(a)	$103,478
1,652	Labcorp Holdings, Inc.	424,234
2,194	Quest Diagnostics, Inc.	426,075
22,967	Viatris, Inc.	343,127
		1,296,914
	Chemical Manufacturing — 33.0%
35,243	AbbVie, Inc.	7,447,551
10,737	Amgen, Inc.	3,717,686
2,927	Biogen, Inc.(a)	554,023
3,119	Bio-Techne Corp.(b)	172,543
40,606	Bristol-Myers Squibb Co.	2,460,317
15,801	Eli Lilly & Co.	14,767,615
24,739	Gilead Sciences, Inc.	3,236,851
3,334	Incyte Corp.(a)	317,630
49,491	Merck & Co., Inc.	5,403,427
113,370	Pfizer, Inc.	3,026,979
2,010	Regeneron Pharmaceuticals, Inc.	1,421,191
5,065	Vertex Pharmaceuticals, Inc.(a)	2,164,680
8,418	Zoetis, Inc.	967,817
		45,658,310
	Computer and Electronic Product Manufacturing — 5.7%
5,640	Agilent Technologies, Inc.	651,702
12,545	Danaher Corp.	2,244,928
9,086	GE HealthCare Technologies, Inc.	552,792
2,260	Revvity, Inc.(b)	195,761
7,491	Thermo Fisher Scientific, Inc.	3,587,889
1,957	Waters Corp.(a)	605,163
		7,838,235
	Health and Personal Care Retailers — 1.5%
25,368	CVS Health Corp.	2,112,901
	Hospitals — 1.1%
3,122	HCA Healthcare, Inc.	1,356,353
1,100	Universal Health Services, Inc. Class B	185,097
		1,541,450
	Insurance Carriers and Related Activities — 7.9%
9,315	Centene Corp.(a)	500,122
5,254	Cigna Corp.	1,526,707
4,402	Elevance Health, Inc.	1,657,001
2,404	Humana, Inc.	568,402
18,062	UnitedHealth Group, Inc.	6,691,610
		10,943,842
	Machinery Manufacturing — 0.4%
406	Mettler-Toledo International, Inc.(a)	518,304

The accompanying notes are an integral part of these financial statements.

24

Direxion Daily Healthcare Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Management of Companies and Enterprises — 2.3%
34,673	Abbott Laboratories	$3,147,962
	Merchant Wholesalers, Durable Goods — 0.1%
1,994	Henry Schein, Inc.(a)	148,732
	Merchant Wholesalers, Nondurable Goods — 3.0%
4,692	Cardinal Health, Inc.	904,993
3,879	Cencora, Inc.	1,194,771
2,443	McKesson Corp.	1,991,533
		4,091,297
	Miscellaneous Manufacturing — 18.0%
1,330	Align Technology, Inc.(a)	234,093
10,260	Baxter International, Inc.(b)	180,371
5,676	Becton, Dickinson & Co.	845,951
29,571	Boston Scientific Corp.(a)	1,703,585
7,675	DexCom, Inc.(a)	457,046
11,571	Edwards Lifesciences Corp.(a)	966,179
1,402	Insulet Corp.(a)	241,340
7,081	Intuitive Surgical, Inc.(a)	3,240,337
48,053	Johnson & Johnson	11,044,982
25,563	Medtronic PLC ADR (Ireland)	2,069,836
2,905	ResMed, Inc.	621,118
2,939	Solventum Corp.(a)	197,971
1,957	Steris PLC ADR (Ireland)	424,434
6,868	Stryker Corp.	2,164,313
3,907	The Cooper Companys, Inc.(a)	245,750
3,951	Zimmer Biomet Holdings, Inc.	325,681
		24,962,987
	Plastics and Rubber Products Manufacturing — 0.3%
1,434	West Pharmaceutical Services, Inc.	426,744
	Professional, Scientific, and Technical Services — 1.4%
982	Charles River Laboratories International, Inc.(a)	163,965
1,593	IDEXX Laboratories, Inc.(a)	893,354
3,383	IQVIA Holdings, Inc.(a)	535,766
6,933	Moderna, Inc.(a)	318,502
		1,911,587
	TOTAL COMMON STOCKS (Cost $93,738,152)	$104,599,265

The accompanying notes are an integral part of these financial statements.

25

Direxion Daily Healthcare Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 34.4%
	Money Market Funds — 34.4%
16,397,579	Dreyfus Government Cash Management Institutional Shares, 3.53%(c)(d)	$16,397,579
5,280,551	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(c)	5,280,551
25,909,233	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(c)	25,909,233
	TOTAL SHORT TERM INVESTMENTS (Cost $47,587,363)	$47,587,363
	TOTAL INVESTMENTS (Cost $141,325,515) — 110.0%(e)	$152,186,628
	Liabilities in Excess of Other Assets — (10.0)%	(13,890,842)
	TOTAL NET ASSETS — 100.0%	$138,295,786

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $127,252,202.
ADR - American Depository Receipt
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Health Care Select Sector Index	SOFR + 0.7500%	J.P. Morgan	12/16/2026	46,028	$72,390,077	$(5,310,836)
Total return of Health Care Select Sector Index	SOFR + 0.7000%	UBS Securities LLC	12/17/2026	36,051	55,998,056	(3,386,120)
Total return of Health Care Select Sector Index	SOFR + 0.6500%	Citibank N.A.	12/22/2026	63,597	95,723,425	(2,298,171)
Total return of Health Care Select Sector Index	SOFR + 0.7000%	Barclays	12/22/2026	64,762	98,100,295	(3,038,180)
					$322,211,853	$(14,033,307)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

26

Direxion Daily Homebuilders & Supplies Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 77.0%
	Building Material and Garden Equipment and Supplies Dealers — 6.7%
77,989	Lowe’s Companies, Inc.	$18,622,993
115,172	MasterBrand, Inc.(a)(b)	1,034,245
54,879	The Home Depot, Inc.	18,044,215
		37,701,453
	Construction of Buildings — 42.2%
44,530	Beazer Homes USA, Inc.(a)	961,403
41,864	Century Communities, Inc.	2,345,221
446,262	D.R. Horton, Inc.	68,661,871
47,577	Dream Finders Home, Inc.(a)(b)	694,624
50,512	Green Brick Partners, Inc.(a)	3,406,529
7,704	Hovnanian Enterprises, Inc.(a)	866,238
104,638	KB Home(b)	5,544,768
14,995	Lennar Corp.	1,325,258
357,392	Lennar Corp. Class A(b)	32,272,498
33,639	LGI Homes, Inc.(a)(b)	1,647,302
43,313	M/I Homes, Inc.(a)	5,695,226
110,646	Meritage Homes Corp.	7,450,902
4,627	NVR, Inc.(a)	29,223,531
318,256	PulteGroup, Inc.	38,941,804
161,868	Taylor Morrison Home Corp.(a)	9,831,862
156,939	Toll Brothers, Inc.	22,307,309
139,930	TRI Pointe Group, Inc.(a)	6,561,318
		237,737,664
	Furniture and Related Product Manufacturing — 0.3%
13,236	American Woodmark Corp.(a)	578,149
37,472	La-Z-Boy, Inc.	1,301,777
		1,879,926
	Furniture, Home Furnishings, Electronics, and Appliance Retailers — 1.0%
49,009	Arhaus, Inc.	362,667
21,035	Ethan Allen Interiors, Inc.	448,887
97,891	Floor & Decor Holdings, Inc. Class A(a)	4,737,924
		5,549,478
	Machinery Manufacturing — 0.5%
181,247	Hayward Holdings, Inc.(a)	2,720,518
	Merchant Wholesalers, Durable Goods — 6.7%
100,458	Builders FirstSource, Inc.(a)	7,945,223
109,138	Fortune Brands Innovations, Inc.	4,424,454
35,545	Griffon Corp.	3,240,638
123,036	Leggett & Platt, Inc.	1,337,401
28,994	Lennox International, Inc.	15,508,601
47,175	Mohawk Industries, Inc.(a)	4,979,793
		37,436,110

The accompanying notes are an integral part of these financial statements.

27

Direxion Daily Homebuilders & Supplies Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Merchant Wholesalers, Nondurable Goods — 3.4%
59,658	The Sherwin Williams Co.	$19,186,609
	Nonmetallic Mineral Product Manufacturing — 2.8%
28,555	Eagle Materials, Inc.	5,999,691
74,668	Owens Corning	9,209,551
41,731	Quanex Building Products Corp.(b)	832,116
		16,041,358
	Primary Metal Manufacturing — 0.2%
26,838	Gibraltar Industries, Inc.(a)	1,047,487
	Professional, Scientific, and Technical Services — 1.3%
37,663	Simpson Manufacturing Co., Inc.	7,183,464
	Specialty Trade Contractors — 5.6%
37,514	Installed Building Products, Inc.	10,824,665
46,230	TopBuild Corp.(a)(b)	20,466,021
		31,290,686
	Wood Product Manufacturing — 6.3%
12,856	Cavco Industries, Inc.(a)	6,517,992
91,600	Champion Homes, Inc.(a)	6,982,668
77,608	JELD-WEN Holding, Inc.(a)	106,323
184,967	Masco Corp.	13,284,330
97,435	Trex Company, Inc.(a)	3,819,452
52,923	UFP Industries, Inc.	4,736,079
		35,446,844
	TOTAL COMMON STOCKS (Cost $437,104,934)	$433,221,597
	SHORT TERM INVESTMENTS — 26.3%
	Money Market Funds — 26.3%
50,248,201	Dreyfus Government Cash Management Institutional Shares, 3.53%(c)(d)	$50,248,201
28,240,350	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(c)	28,240,350
20,245,246	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(c)	20,245,246
49,394,335	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(c)	49,394,335
	TOTAL SHORT TERM INVESTMENTS (Cost $148,128,132)	$148,128,132
	TOTAL INVESTMENTS (Cost $585,233,066) — 103.3%(e)	$581,349,729
	Liabilities in Excess of Other Assets — (3.3)%	(18,336,075)
	TOTAL NET ASSETS — 100.0%	$563,013,654

The accompanying notes are an integral part of these financial statements.

28

Direxion Daily Homebuilders & Supplies Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $431,342,361.
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Dow Jones U.S. Select Home Construction Index	SOFR + 0.7900%	BNP Paribas	12/04/2026	6,000	$112,164,000	$(9,075,560)
Total return of Dow Jones U.S. Select Home Construction Index	SOFR + 0.8500%	Goldman Sachs	12/10/2026	17,405	292,128,714	10,849,092
Total return of Dow Jones U.S. Select Home Construction Index	SOFR + 0.8000%	Bank of America Merrill Lynch	12/11/2026	14,829	259,049,921	(1,509,289)
Total return of Dow Jones U.S. Select Home Construction Index	SOFR + 0.7500%	Citibank N.A.	12/22/2026	12,917	214,688,589	10,163,246
Total return of Dow Jones U.S. Select Home Construction Index	SOFR + 0.7000%	Barclays	12/22/2026	20,800	370,777,380	(12,021,015)
					$1,248,808,604	$(1,593,526)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

29

Direxion Daily Industrials Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 70.4%
	Administrative and Support Services — 5.1%
603	Allegion PLC ADR (Ireland) ADR	$82,901
2,827	Automatic Data Processing, Inc.	599,154
820	Broadridge Financial Solutions, Inc.	126,264
845	Equifax, Inc.	146,979
2,060	Rollins, Inc.	114,804
14,448	Uber Technologies, Inc.(a)	1,077,965
2,605	Waste Management, Inc.	605,793
		2,753,860
	Air Transportation — 1.2%
4,560	Delta Air Lines, Inc.	310,035
3,448	Southwest Airlines Co.	130,748
2,270	United Continental Holdings, Inc.(a)	204,300
		645,083
	Apparel Manufacturing — 0.8%
2,387	Cintas Corp.	417,033
	Computer and Electronic Product Manufacturing — 8.1%
1,615	AMETEK, Inc.	380,332
2,199	Fortive Corp.	131,478
1,311	L3Harris Technologies, Inc.	420,241
937	Northrop Grumman Corp.	542,973
2,728	Otis Worldwide Corp.	212,457
9,423	RTX Corp.	1,659,108
1,743	Veralto Corp.	153,732
2,685	Vertiv Holdings Co.	881,996
		4,382,317
	Couriers and Messengers — 2.2%
1,518	FedEx Corp.	612,224
5,187	United Parcel Service, Inc. Class B	564,346
		1,176,570
	Electrical Equipment, Appliance, and Component Manufacturing — 2.3%
789	A.O. Smith Corp.(b)	48,792
555	Axon Enterprise, Inc.(a)	222,977
3,946	Emerson Electric Co.	554,176
412	Generac Holdings, Inc.(a)	106,803
789	Rockwell Automation, Inc.	322,630
		1,255,378
	Fabricated Metal Product Manufacturing — 0.6%
1,149	Pentair PLC ADR (Ireland)	92,736
364	Snap-on, Inc.	139,557
1,087	Stanley Black & Decker, Inc.	84,960
		317,253

The accompanying notes are an integral part of these financial statements.

30

Direxion Daily Industrials Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Machinery Manufacturing — 17.1%
5,514	Carrier Global Corp.	$370,375
3,266	Caterpillar, Inc.	2,907,099
970	Cummins, Inc.	650,880
1,770	Deere & Co.	1,044,070
7,363	GE Aerospace	2,134,755
526	IDEX Corp.	114,589
2,498	Ingersoll Rand, Inc.	199,490
372	Nordson Corp.	107,303
886	Parker Hannifin Corp.	805,746
1,554	Trane Technologies PLC ADR (Ireland)	765,407
1,710	Xylem, Inc.	202,054
		9,301,768
	Merchant Wholesalers, Durable Goods — 3.7%
777	Builders FirstSource, Inc.(a)	61,453
6,252	Copart, Inc.(a)	207,004
8,059	Fastenal Co.	362,091
373	Hubbell, Inc.	189,547
276	Huntington Ingalls Industries, Inc.	100,544
4,297	Johnson Controls International PLC ADR (Ireland)	627,491
223	Lennox International, Inc.	119,280
306	W.W. Grainger, Inc.	355,373
		2,022,783
	Merchant Wholesalers, Nondurable Goods — 0.9%
1,842	Illinois Tool Works, Inc.	475,254
	Miscellaneous Manufacturing — 1.6%
3,697	3M Co.	541,684
946	Dover Corp.	214,184
1,222	Textron, Inc.	117,263
		873,131
	National Security and International Affairs — 0.2%
897	Leidos Holdings, Inc.	133,850
	Primary Metal Manufacturing — 1.3%
2,814	Howmet Aerospace, Inc.	683,915
	Professional, Scientific, and Technical Services — 3.1%
2,727	Eaton Corporation PLC ADR (Ireland)	1,180,818
823	Jacobs Solutions, Inc.	106,505
2,267	Paychex, Inc.	209,992
979	Verisk Analytics, Inc. Class A	180,616
		1,677,931

The accompanying notes are an integral part of these financial statements.

31

Direxion Daily Industrials Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Rail Transportation — 3.2%
13,054	CSX Corp.	$593,043
4,166	Union Pacific Corp.	1,122,654
		1,715,697
	Rental and Leasing Services — 0.8%
442	United Rentals, Inc.	424,249
	Specialty Trade Contractors — 2.7%
246	Comfort Systems USA, Inc.	452,702
314	EMCOR Group, Inc.	279,984
1,048	Quanta Services, Inc.	762,703
		1,495,389
	Support Activities for Transportation — 1.7%
832	C.H. Robinson Worldwide, Inc.	151,266
941	Expeditors International of Washington, Inc.	139,165
525	J.B. Hunt Transport Services, Inc.	132,053
1,577	Norfolk Southern Corp.	498,064
		920,548
	Transportation Equipment Manufacturing — 8.8%
5,513	Boeing Co.(a)	1,262,643
1,783	General Dynamics Corp.	613,887
4,458	Honeywell International, Inc.	955,483
1,421	Lockheed Martin Corp.	736,035
3,689	Paccar, Inc.	438,253
397	TransDigm Group, Inc.	460,512
1,197	Wabtec Corp.	323,058
		4,789,871
	Truck Transportation — 0.5%
1,292	Old Dominion Freight Line, Inc.	274,460
	Utilities — 3.8%
1,893	GE Vernova, Inc.	2,050,990
	Waste Management and Remediation Services — 0.5%
1,413	Republic Services, Inc.	295,628
	Wood Product Manufacturing — 0.2%
1,429	Masco Corp.	102,631
	TOTAL COMMON STOCKS (Cost $34,907,997)	$38,185,589

The accompanying notes are an integral part of these financial statements.

32

Direxion Daily Industrials Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 24.3%
	Money Market Funds — 24.3%
3,884,812	Dreyfus Government Cash Management Institutional Shares, 3.53%(c)(d)	$3,884,812
1,210,564	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(c)	1,210,564
8,063,080	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(c)	8,063,080
	TOTAL SHORT TERM INVESTMENTS (Cost $13,158,456)	$13,158,456
	TOTAL INVESTMENTS (Cost $48,066,453) — 94.7%(e)	$51,344,045
	Other Assets in Excess of Liabilities — 5.3%	2,864,604
	TOTAL NET ASSETS — 100.0%	$54,208,649

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $35,236,217.
ADR - American Depository Receipt
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Industrials Select Sector Index	SOFR + 0.7500%	Bank of America Merrill Lynch	12/11/2026	12,028	$19,667,491	$1,345,722
Total return of Industrials Select Sector Index	SOFR + 0.7500%	J.P. Morgan	12/16/2026	15,458	25,309,130	1,722,837
Total return of Industrials Select Sector Index	SOFR + 0.7000%	UBS Securities LLC	12/17/2026	14,234	22,347,474	2,486,681
Total return of Industrials Select Sector Index	SOFR + 0.8000%	Citibank N.A.	12/22/2026	11,535	18,541,916	1,602,736
Total return of Industrials Select Sector Index	SOFR + 0.7000%	Barclays	12/22/2026	17,407	28,437,893	1,977,846
					$114,303,904	$9,135,822

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

33

Direxion Daily Mid Cap Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 67.7%
	Accommodation — 0.7%
957	Boyd Gaming Corp.	$83,211
342	Choice Hotels International, Inc.(b)	33,885
992	Hilton Grand Vacations, Inc.(a)(b)	46,594
685	Hyatt Hotels Corp. Class A(b)	114,786
3,311	Park Hotels & Resorts, Inc.(b)	37,977
1,065	Travel + Leisure Co.	68,863
593	Vail Resorts, Inc.(b)	75,418
1,251	Wyndham Hotels & Resorts, Inc.	101,806
		562,540
	Administrative and Support Services — 1.2%
1,016	MasTec, Inc.(a)	400,355
3,075	RB Global, Inc. ADR (Canada)	320,722
3,186	TransUnion	226,206
2,434	Warner Music Group Corp. Class A	68,809
		1,016,092
	Air Transportation — 0.2%
1,899	Alaska Air Group, Inc.(a)	74,270
10,935	American Airlines Group, Inc.(a)	128,049
		202,319
	Ambulatory Health Care Services — 0.2%
372	Medpace Holdings, Inc.(a)	155,742
	Apparel Manufacturing — 0.3%
1,974	Capri Holdings Ltd. ADR(a)	38,513
420	Columbia Sportswear Co.	25,586
759	PVH Corp.(b)	69,403
5,443	VF Corp.	103,036
		236,538
	Beverage and Tobacco Product Manufacturing — 0.3%
127	Boston Beer Co., Inc. Class A(a)	30,104
937	Coca-Cola Consolidated, Inc.	192,151
		222,255
	Broadcasting and Content Providers — 0.1%
472	Nexstar Media Group, Inc.(b)	98,242
	Building Material and Garden Equipment and Supplies Dealers — 0.1%
938	Knife River Corp.(a)	86,812
	Chemical Manufacturing — 3.1%
2,319	Arrowhead Pharmaceuticals, Inc.(a)(b)	170,400
759	Ashland, Inc.	40,424
1,516	Avient Corp.	56,213
3,182	BioMarin Pharmaceutical, Inc.(a)	171,542
865	Cabot Corp.(b)	66,570
6,120	Coty, Inc. Class A(a)	15,055

The accompanying notes are an integral part of these financial statements.

34

Direxion Daily Mid Cap Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Chemical Manufacturing — (Continued)
8,229	Elanco Animal Health, Inc.(a)(b)	$184,083
1,948	Halozyme Therapeutics, Inc.(a)	124,010
3,449	Hims & Hers Health, Inc.(a)(b)	93,709
1,006	Jazz Pharmaceuticals PLC ADR (Ireland)(a)	204,238
1,098	Lantheus Holdings, Inc.(a)(b)	92,913
1,662	Neurocrine Biosciences, Inc.(a)	218,835
129	NewMarket Corp.	87,155
1,881	Olin Corp.	53,571
876	Repligen Corp.(a)(b)	103,640
7,468	Roivant Sciences Ltd. ADR (Ireland)(a)	213,062
2,121	RPM International, Inc.	216,109
741	Scotts Miracle-Gro Co.	46,461
713	United Therapeutics Corp.(a)	407,372
553	Westlake Chemical Corp.	63,750
		2,629,112
	Clothing, Clothing Accessories, Shoe, and Jewelry Retailers — 0.3%
760	Abercrombie & Fitch Co. Class A(a)	64,866
3,391	Bath & Body Works, Inc.	65,921
3,758	Gap, Inc.	92,409
		223,196
	Computer and Electronic Product Manufacturing — 5.4%
626	Advanced Energy Industries, Inc.	240,328
1,884	Amkor Technology, Inc.	131,409
301	Bio-Rad Laboratories, Inc. Class A(a)(b)	84,316
1,837	Bruker Corp.	67,436
845	Cirrus Logic, Inc.(a)	137,803
2,744	Cognex Corp.	152,319
1,009	Dolby Laboratories, Inc.	64,717
594	Fabrinet ADR (Thailand)(a)	405,981
6,089	Flex Ltd. ADR (Singapore)(a)	557,448
2,532	Illumina, Inc.(a)	320,906
426	InterDigital, Inc.	126,335
2,266	Lattice Semiconductor Corp.(a)	277,086
905	LivaNova PLC ADR (United Kingdom)(a)	54,390
1,068	MACOM Technology Solutions Holdings, Inc.(a)	300,759
756	Masimo Corp.(a)	134,893
1,112	MKS, Inc.	315,530
470	Moog, Inc. Class A	141,616
1,783	Rambus, Inc.(a)	205,241
2,412	Sensata Technologies Holdings PLC ADR (United Kingdom)	100,436
366	SiTime Corp.(a)	205,747
1,712	TTM Technologies, Inc.(a)	270,873
732	Universal Display Corp.	63,750

The accompanying notes are an integral part of these financial statements.

35

Direxion Daily Mid Cap Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Computer and Electronic Product Manufacturing — (Continued)
376	Vicor Corp.(a)	$101,245
2,345	Vontier Corp.	84,139
		4,544,703
	Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services — 1.5%
2,056	Allegro MicroSystems, Inc.(a)(b)	99,716
724	Concentrix Corp.	17,246
5,194	Everpure, Inc.(a)	371,111
2,603	ExlService Holdings, Inc.(a)	82,984
3,785	Kyndryl Holdings, Inc.(a)	52,309
593	Novanta, Inc. ADR (Canada)(a)	76,811
822	Onto Innovation, Inc.(a)	242,539
9,695	Pinterest, Inc.(a)	190,604
567	WEX, Inc.(a)(b)	85,237
		1,218,557
	Construction of Buildings — 0.8%
11,295	Avantor, Inc.(a)(b)	91,489
497	Dycom Industries, Inc.(a)	205,808
1,046	KB Home(b)	55,427
1,619	Taylor Morrison Home Corp.(a)	98,338
1,569	Toll Brothers, Inc.	223,018
		674,080
	Credit Intermediation and Related Activities — 4.0%
4,650	Ally Financial, Inc.	206,413
2,709	Associated Banc-Corp.	76,285
1,718	Bank OZK	82,739
4,893	Columbia Banking System, Inc.	144,833
2,269	Commerce Bancshares, Inc.	118,056
2,278	East West Bancorp, Inc.	288,099
648	Euronet Worldwide, Inc.(a)(b)	46,902
5,917	F.N.B. Corp.	105,618
2,159	First Financial Bankshares, Inc.(b)	69,671
8,032	First Horizon National Corp.	200,479
4,960	Flagstar Bank NA(b)	69,291
1,362	Hancock Whitney Corp.	91,949
896	International Bancshares Corp.	64,279
5,743	Old National Bancorp	137,660
2,494	Pinnacle Financial Partners, Inc.	246,756
1,673	Prosperity Bancshares, Inc.	116,524
1,642	SouthState Bank Corp.	160,374
731	Texas Capital Bancshares, Inc.(a)	73,612
1,182	UMB Financial Corp.	149,133
2,311	United Bankshares, Inc.(b)	101,245
7,927	Valley National Bancorp	107,569
2,670	Webster Financial Corp.	193,201

The accompanying notes are an integral part of these financial statements.

36

Direxion Daily Mid Cap Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Credit Intermediation and Related Activities — (Continued)
1,701	Western Alliance Bancorp	$138,700
1,108	Wintrust Financial Corp.	166,832
2,445	Zions Bancorp	155,062
		3,311,282
	Educational Services — 0.3%
663	Duolingo, Inc.(a)(b)	72,996
56	Graham Holdings Co. Class B	62,861
458	Grand Canyon Education, Inc.(a)	77,434
		213,291
	Electrical Equipment, Appliance, and Component Manufacturing — 0.9%
504	Acuity Brands, Inc.	146,044
418	IPG Photonics Corp.(a)(b)	49,709
412	Littelfuse, Inc.	166,518
1,099	Regal Rexnord Corp.	236,318
641	Synaptics, Inc.(a)(b)	59,991
1,050	Whirlpool Corp.(b)	58,863
		717,443
	Fabricated Metal Product Manufacturing — 2.9%
3,534	Axalta Coating Systems Ltd. ADR(a)	100,507
1,514	BWX Technologies, Inc.	327,614
744	Chart Industries, Inc.(a)	154,677
1,857	Crown Holdings, Inc.	182,562
610	Curtiss-Wright Corp.	439,322
1,839	Mueller Industries, Inc.	249,056
523	RBC Bearings, Inc.(a)	313,324
1,452	Silgan Holdings, Inc.(b)	58,879
825	SPX Technologies, Inc.(a)	180,601
1,049	Timken Co.	116,324
327	Valmont Industries, Inc.	166,129
453	Watts Water Technologies, Inc.	135,972
		2,424,967
	Food and Beverage Retailers — 1.1%
6,128	Albertsons Companies, Inc. Class A	103,257
2,646	Celsius Holdings, Inc.(a)	88,826
2,602	Performance Food Group Co.(a)	235,637
1,613	Sprouts Farmers Market, Inc.(a)(b)	132,024
3,653	US Foods Holding Corp.(a)	341,519
		901,263
	Food and Beverage Stores — 0.1%
2,103	Dutch Bros, Inc.(a)(b)	120,944
	Food Manufacturing — 0.3%
3,498	Flowers Foods, Inc.(b)	31,692
1,043	Ingredion, Inc.	116,545

The accompanying notes are an integral part of these financial statements.

37

Direxion Daily Mid Cap Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Food Manufacturing — (Continued)
708	Pilgrim’s Pride Corp.	$23,435
698	Post Holdings, Inc.(a)	73,115
336	The Marzetti Company	43,774
		288,561
	Food Services and Drinking Places — 0.7%
1,652	Cava Group, Inc.(a)(b)	154,313
991	Manhattan Associates, Inc.(a)	136,649
1,096	Texas Roadhouse, Inc.	176,445
460	Wingstop, Inc.	75,468
		542,875
	Forestry and Logging — 0.1%
4,606	Rayonier, Inc.	97,693
	Funds, Trusts, and Other Financial Vehicles — 1.4%
1,985	Agree Realty Corp.(b)	153,063
11,898	Annaly Capital Management, Inc.	272,464
4,297	Carlyle Group, Inc.	215,151
881	EastGroup Properties, Inc.	177,257
2,195	First Industrial Realty Trust, Inc.	136,112
5,777	Healthcare Realty Trust, Inc.(b)	108,030
1,539	SEI Investments Co.	139,557
		1,201,634
	Furniture, Home Furnishings, Electronics, and Appliance Retailers — 0.4%
1,785	Floor & Decor Holdings, Inc. Class A(a)	86,394
6,825	GameStop Corp. Class A(a)(b)	170,284
255	RH(a)(b)	33,650
		290,328
	General Merchandise Retailers — 1.3%
1,942	BellRing Brands, Inc.(a)	34,568
2,166	BJ’s Wholesale Club Holdings, Inc.(a)(b)	203,366
1,030	Burlington Stores, Inc.(a)	329,610
979	e.l.f. Beauty, Inc.(a)(b)	62,627
640	FirstCash Holdings, Inc.(b)	139,661
913	Five Below, Inc.(a)	215,157
4,402	Macy’s, Inc.	86,059
		1,071,048
	Health and Personal Care Retailers — 0.7%
2,216	Doximity, Inc. Class A(a)	54,159
2,714	Envista Holdings Corp.(a)	70,401
2,629	Option Care Health, Inc.(a)	53,448
650	Penumbra, Inc.(a)(b)	212,212
1,375	Planet Fitness, Inc. Class A(a)	91,671
3,858	Sotera Health Co.(a)	60,031
		541,922

The accompanying notes are an integral part of these financial statements.

38

Direxion Daily Mid Cap Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Heavy and Civil Engineering Construction — 0.6%
3,127	Core & Main, Inc. Class A(a)	$157,507
2,103	KBR, Inc.	78,841
509	Sterling Infrastructure, Inc.(a)(b)	262,451
		498,799
	Hospitals — 0.5%
1,665	Encompass Health Corp.	166,500
1,455	Tenet Healthcare Corp.(a)	257,710
		424,210
	Insurance Carriers and Related Activities — 2.9%
1,147	American Financial Group, Inc.	152,861
948	Brighthouse Financial, Inc.(a)	59,023
1,565	CNO Financial Group, Inc.	69,564
4,228	Corebridge Financial, Inc.	116,439
4,692	Equitable Holdings, Inc.	198,002
1,581	Essent Group Ltd. ADR	95,682
1,688	First American Financial Corp.	118,379
586	Hanover Insurance Group, Inc.	109,986
366	Kinsale Capital Group, Inc.(b)	118,441
3,633	MGIC Investment Corp.	96,202
3,770	Old Republic International Corp.	150,612
529	Primerica, Inc.	148,792
1,088	Reinsurance Group of America, Inc.	230,069
721	RenaissanceRe Holdings Ltd. ADR	221,325
1,522	RLI Corp.	78,794
1,889	Ryan Specialty Holdings, Inc.	65,681
994	Selective Insurance Group, Inc.	83,446
2,524	Unum Group	202,879
1,557	Voya Financial, Inc.	127,612
		2,443,789
	Leather and Allied Product Manufacturing — 0.1%
833	Crocs, Inc.(a)	84,949
	Machinery Manufacturing — 3.6%
1,120	AAON, Inc.(b)	104,507
995	AGCO Corp.	120,415
651	Belden, Inc.	73,224
1,077	Brunswick Corp.	85,568
812	Crane Company	144,317
818	Crane NXT Co.(b)	36,548
1,911	Donaldson Co., Inc.	168,493
610	EnerSys	130,089
945	Esab Corp.(b)	92,865
2,103	Flowserve Corp.	154,865
2,745	Graco, Inc.	220,341
1,423	ITT, Inc.	305,006

The accompanying notes are an integral part of these financial statements.

39

Direxion Daily Mid Cap Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Machinery Manufacturing — (Continued)
911	Lincoln Electric Holdings, Inc.	$241,415
767	Middleby Corp.(a)	107,656
5,968	NOV, Inc.	122,105
1,047	Oshkosh Corp.	163,646
6,698	TechnipFMC PLC ADR (United Kingdom)	506,168
1,883	Terex Corp.	117,123
1,615	Toro Co.(a)	153,699
		3,048,050
	Management of Companies and Enterprises — 0.6%
14,656	CNH Industrial NV ADR (United Kingdom)	156,966
1,046	Cullen/Frost Bankers, Inc.	151,597
2,131	Glacier Bancorp, Inc.(b)	104,525
3,030	Home Bancshares, Inc.	81,416
		494,504
	Merchant Wholesalers, Durable Goods — 2.4%
617	Applied Industrial Technologies, Inc.	188,648
846	Arrow Electronics, Inc.(a)	158,904
1,356	Avnet, Inc.	111,884
2,517	Entegris, Inc.	355,853
1,989	Fortune Brands Innovations, Inc.	80,634
1,256	Hexcel Corp.(b)	117,901
2,738	Jefferies Financial Group, Inc.	132,026
759	MSC Industrial Direct Co., Inc.	77,623
1,242	TD SYNNEX Corp.	283,400
578	Watsco, Inc.(b)	253,071
805	WESCO International, Inc.	281,042
		2,040,986
	Merchant Wholesalers, Nondurable Goods — 0.2%
2,590	HF Sinclair Corp.	174,074
	Miscellaneous Manufacturing — 0.6%
3,304	Dentsply Sirona, Inc.	38,822
1,845	Globus Medical, Inc. Class A(a)	166,382
770	Haemonetics Corp.(a)(b)	46,269
5,147	Mattel, Inc.(a)	77,617
603	MSA Safety, Inc.	100,333
1,288	YETI Holdings, Inc.(a)(b)	50,825
		480,248
	Motor Vehicle and Parts Dealers — 0.4%
431	AutoNation, Inc.(a)	91,536
280	Murphy USA, Inc.	164,640
305	Penske Automotive Group, Inc.(b)	52,313
		308,489

The accompanying notes are an integral part of these financial statements.

40

Direxion Daily Mid Cap Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Nonmetallic Mineral Product Manufacturing — 0.3%
521	Eagle Materials, Inc.	$109,467
1,361	Owens Corning	167,866
		277,333
	Nursing and Residential Care Facilities — 0.2%
954	The Ensign Group, Inc.	178,102
	Oil and Gas Extraction — 1.4%
4,855	Antero Resources Corp.(a)	190,607
942	Chord Energy Corp.	137,155
2,359	CNX Resources Corp.(a)	91,789
1,935	Matador Resources Co.	122,756
2,222	Murphy Oil Corp.	92,791
993	ONE Gas, Inc.	88,595
3,925	Range Resources Corp.	170,738
3,078	Viper Energy, Inc.	151,992
1,188	Weatherford International PLC ADR (Ireland)	131,096
		1,177,519
	Paper Manufacturing — 0.2%
4,887	Graphic Packaging Holding Company	46,573
1,633	Sonoco Products Co.(b)	81,585
		128,158
	Performing Arts, Spectator Sports, and Related Industries — 0.1%
1,097	Churchill Downs, Inc.	110,786
	Personal and Laundry Services — 0.2%
2,306	Service Corporation International(b)	186,855
	Petroleum and Coal Products Manufacturing — 0.4%
676	Carlisle Cos., Inc.(b)	240,156
1,375	PBF Energy, Inc. Class A	59,620
		299,776
	Pipeline Transportation — 0.4%
1,683	DT Midstream, Inc.	249,067
1,623	TXNM Energy, Inc.(b)	95,855
		344,922
	Plastics and Rubber Products Manufacturing — 0.4%
1,188	Advanced Drainage Systems, Inc.	177,309
1,066	AptarGroup, Inc.	131,843
4,740	Goodyear Tire & Rubber Co.(a)	33,559
		342,711
	Primary Metal Manufacturing — 1.8%
4,289	Alcoa Corp.	273,595
2,250	Allegheny Technologies, Inc.(a)	349,785
825	Carpenter Technology Corp.	353,265

The accompanying notes are an integral part of these financial statements.

41

Direxion Daily Mid Cap Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Primary Metal Manufacturing — (Continued)
1,837	Commercial Metals Co.(b)	$126,680
867	Reliance, Inc.	314,287
545	Silicon Laboratories, Inc.(a)	118,647
		1,536,259
	Printing and Related Support Activities — 0.3%
12,261	Permian Resources Corp.	265,083
	Professional, Scientific, and Technical Services — 3.4%
2,141	AECOM	180,058
6,354	API Group Corp.(a)	290,505
1,997	Booz Allen Hamilton Holding Corp.	155,307
366	CACI International, Inc. Class A(a)	190,152
2,025	Cytokinetics, Inc.(a)	129,539
1,316	DigitalOcean Holdings, Inc.(a)(b)	126,902
4,301	Exelixis, Inc.(a)	191,222
826	Exponent, Inc.	55,251
2,670	Fluor Corp.(a)	142,444
501	FTI Consulting, Inc.(a)	89,829
2,624	Genpact Ltd. ADR	91,184
2,100	H&R Block, Inc.(b)	66,633
902	Maximus, Inc.	59,189
4,478	Nutanix, Inc.(a)	183,105
876	Parsons Corp.(a)(b)	44,159
723	Paylocity Holding Corp.(a)	76,269
1,512	Pegasystems, Inc.	55,264
748	Science Applications International Corp.	72,384
687	Simpson Manufacturing Co., Inc.	131,032
2,629	Solstice Advanced Materials, Inc.	215,447
4,319	Tetra Tech, Inc.	139,590
1,279	UL Solutions, Inc.(b)	115,737
		2,801,202
	Publishing Industries — 2.7%
404	Appfolio, Inc. Class A(a)	67,504
2,466	Bentley Systems, Inc.(b)	80,441
1,459	Bill.com Holdings, Inc.(a)	55,442
593	Blackbaud, Inc.(a)	22,042
728	CommVault Systems, Inc.(a)	71,985
3,316	DocuSign, Inc.(a)	152,503
2,888	Dropbox, Inc.(a)	70,150
4,939	Dynatrace, Inc.(a)	178,841
1,409	Guidewire Software, Inc.(a)	194,991
2,459	Nextpower, Inc. Class A(a)(b)	292,941
2,807	Okta, Inc.(a)(b)	206,736
594	Qualys, Inc.(a)	51,636
1,119	Shift4 Payments, Inc.(a)(b)	49,549

The accompanying notes are an integral part of these financial statements.

42

Direxion Daily Mid Cap Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Publishing Industries — (Continued)
979	Spire, Inc.	$89,265
2,676	The New York Times Co. Class A	211,484
2,511	Twilio, Inc.(a)	371,779
7,092	UiPath, Inc.(a)(b)	73,048
		2,240,337
	Real Estate — 3.7%
2,938	American Healthcare REIT, Inc.	149,192
5,399	American Homes 4 Rent Class A	171,904
5,078	Brixmor Property Group, Inc.	152,797
3,700	CareTrust REIT, Inc.	145,965
1,870	Corporate Office Properties Trust	58,438
2,781	Cousins Properties, Inc.	71,221
1,262	EPR Properties	70,432
3,210	Equity Lifestyle Properties, Inc.	203,161
4,688	Gaming & Leisure Properties, Inc.	227,180
3,921	Independence Realty Trust, Inc.	63,952
782	Jones Lang LaSalle, Inc.(a)	248,778
1,806	Kilroy Realty Corp.	60,068
3,585	Kite Realty Group Trust(b)	93,784
1,439	Lamar Advertising Co. Class A(b)	198,352
3,146	National Retail Properties, Inc.	137,763
1,172	National Storage Affiliates Trust	49,880
4,896	Omega Healthcare Investors, Inc.	229,965
3,813	Rexford Industrial Realty, Inc.(b)	136,849
4,176	Sabra Health Care REIT, Inc.(b)	86,276
3,164	STAG Industrial, Inc.	122,067
5,765	Starwood Property Trust, Inc.(b)	105,845
2,652	Vornado Realty Trust	79,268
3,629	WP Carey, Inc.	264,663
		3,127,800
	Religious, Grantmaking, Civic, Professional, and Similar Organizations — 0.1%
1,415	HealthEquity, Inc.(a)	116,072
	Rental and Leasing Services — 0.4%
280	Avis Budget Group, Inc.(a)(b)	50,587
592	GATX Corp.	115,985
652	Ryder System, Inc.	165,458
		332,030
	Repair and Maintenance — 0.2%
3,142	StandardAero, Inc.(a)	78,110
2,108	Valvoline, Inc.(a)(b)	70,049
		148,159

The accompanying notes are an integral part of these financial statements.

43

Direxion Daily Mid Cap Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 2.4%
466	Affiliated Managers Group, Inc.	$137,316
4,354	Aramark Corp.	198,934
235	Chemed Corporation	99,871
640	Evercore, Inc. Class A	205,626
1,224	Federated Hermes, Inc. Class B	71,102
4,224	Fidelity National Financial, inc.	220,915
677	Hamilton Lane, Inc. Class A	62,277
900	Houlihan Lokey, Inc.	139,275
2,041	Janus Henderson Group PLC ADR (United Kingdom)	105,336
379	Morningstar, Inc.	63,941
2,672	nVent Electric PLC ADR (Ireland)	381,829
3,299	SLM Corp.	76,141
2,526	Stifel Financial Corp.	199,074
		1,961,637
	Specialty Trade Contractors — 0.2%
462	TopBuild Corp.(a)(b)	204,527
	Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers — 0.5%
3,950	Chewy, Inc. Class A(a)(b)	100,409
1,099	Dick’s Sporting Goods, Inc.	249,385
1,016	Ollie’s Bargain Outlet Holdings, Inc.(a)	87,894
		437,688
	Support Activities for Mining — 1.5%
9,446	Cleveland-Cliffs, Inc.(a)	96,349
11,098	Hecla Mining Co.	199,986
2,231	MP Materials Corp.(a)(b)	147,335
4,598	Ovintiv, Inc.	283,007
1,341	Royal Gold, Inc.	312,963
1,064	Southwest Gas Holdings, Inc.	100,069
1,066	Valaris Ltd. ADR(a)(b)	108,711
		1,248,420
	Support Activities for Transportation — 0.7%
1,897	GXO Logistics, Inc.(a)	108,376
688	The Brink’s Co.	73,444
1,940	XPO, Inc.(a)	427,052
		608,872
	Textile Product Mills — 0.3%
3,477	Somnigroup International, Inc.	263,765
	Transportation Equipment Manufacturing — 1.7%
526	AeroVironment, Inc.(a)(b)	102,581
1,138	Autoliv, Inc.	131,928
3,429	BorgWarner, Inc.	195,350

The accompanying notes are an integral part of these financial statements.

44

Direxion Daily Mid Cap Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Transportation Equipment Manufacturing — (Continued)
3,626	Gentex Corp.	$83,797
1,956	Harley-Davidson, Inc.(b)	46,729
3,058	Kratos Defense & Security Solutions, Inc.(a)	192,807
840	Lear Corp.	106,789
886	Polaris Industries, Inc.	58,715
875	Thor Industries, Inc.(b)	69,160
451	Visteon Corp.(b)	50,381
988	Woodward, Inc.	358,634
		1,396,871
	Truck Transportation — 0.7%
2,688	Knight-Swift Transportation Holdings, Inc. Class A	174,451
402	Lithia Motors, Inc. Class A	116,628
3,043	Maplebear, Inc.(a)	128,871
441	Saia, Inc.(a)	197,930
		617,880
	Utilities — 1.9%
5,484	Antero Midstream Corporation	119,880
1,250	Black Hills Corp.	94,113
4,687	Essential Utilities, Inc.	179,043
895	IDACORP, Inc.(b)	132,227
1,575	National Fuel Gas Co.	132,899
1,671	New Jersey Resources Corp.	94,094
1,018	NorthWestern Corp.	73,642
3,403	OGE Energy Corp.	166,066
1,006	Ormat Technologies, Inc.(b)	115,589
1,863	Portland General Electric Co.	96,746
757	Talen Energy Corp.(a)	281,922
3,555	UGI Corp.	128,300
		1,614,521
	Warehousing and Storage — 0.3%
3,776	CubeSmart	152,853
564	Landstar System, Inc.	103,815
		256,668
	Waste Management and Remediation Services — 0.5%
833	Clean Harbors, Inc.(a)	260,462
2,620	Darling Ingredients, Inc.(a)	168,283
		428,745
	Water Transportation — 0.2%
898	Kirby Corp.(a)	135,185
	Wood Product Manufacturing — 0.3%
410	Greif, Inc. Class A	26,749
1,049	Louisiana-Pacific Corp.	75,727

The accompanying notes are an integral part of these financial statements.

45

Direxion Daily Mid Cap Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Wood Product Manufacturing — (Continued)
1,776	Trex Company, Inc.(a)	$69,619
965	UFP Industries, Inc.	86,357
		258,452
	TOTAL COMMON STOCKS (Cost $47,700,449)	$56,637,872
	SHORT TERM INVESTMENTS — 28.9%
	Money Market Funds — 28.9%
7,111,368	Dreyfus Government Cash Management Institutional Shares, 3.53%(c)(d)	$7,111,368
17,040,989	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(c)	17,040,989
	TOTAL SHORT TERM INVESTMENTS (Cost $24,152,357)	$24,152,357
	TOTAL INVESTMENTS (Cost $71,852,806) — 96.6%(e)	$80,790,229
	Other Assets in Excess of Liabilities — 3.4%	2,839,731
	TOTAL NET ASSETS — 100.0%	$83,629,960

Percentages are stated as a percent of net assets.The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $48,426,754.
ADR - American Depository Receipt
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P MidCap 400® Index	SOFR + 0.8500%	Bank of America Merrill Lynch	12/11/2026	11,565	$39,880,897	$1,865,151
Total return of S&P MidCap 400® Index	SOFR + 0.7500%	J.P. Morgan	12/16/2026	16,282	55,656,237	3,217,661
Total return of S&P MidCap 400® Index	SOFR + 0.6500%	UBS Securities LLC	12/17/2026	14,631	48,486,814	4,259,782
Total return of S&P MidCap 400® Index	SOFR + 0.8000%	Citibank N.A.	12/22/2026	10,892	36,899,491	2,449,828
					$180,923,439	$11,792,422

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

46

Direxion Daily MSCI Emerging Markets Bear 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 131.1%
	Money Market Funds — 131.1%
26,188,234	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$26,188,234
19,602,016	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	19,602,016
	TOTAL SHORT TERM INVESTMENTS (Cost $45,790,250)(b)	$45,790,250
	TOTAL INVESTMENTS (Cost $45,790,250) — 131.1%	$45,790,250
	Liabilities in Excess of Other Assets — (31.1)%	(10,857,651)
	TOTAL NET ASSETS — 100.0%	$34,932,599

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)
Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $28,754,711.
Short Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + 0.2700%	Total return of iShares MSCI Emerging Markets ETF	J.P. Morgan	12/15/2026	324,160	$17,794,464	$(2,899,475)
SOFR + 0.1800%	Total return of iShares MSCI Emerging Markets ETF	UBS Securities LLC	12/17/2026	688,964	43,103,974	(938,180)
SOFR + 0.5300%	Total return of iShares MSCI Emerging Markets ETF	Citibank N.A.	12/22/2026	624,732	35,128,539	(4,666,428)
					$96,026,977	$(8,504,083)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

47

Direxion Daily MSCI Emerging Markets Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 4.0%
123,513	iShares MSCI Emerging Markets ETF(a)	$7,903,598
	TOTAL INVESTMENT COMPANIES (Cost $7,758,715)	$7,903,598
	SHORT TERM INVESTMENTS — 90.0%
	Money Market Funds — 90.0%
110,584,192	Dreyfus Government Cash Management Institutional Shares, 3.53%(b)	$110,584,192
18,810,010	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(b)	18,810,010
48,735,772	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(b)	48,735,772
	TOTAL SHORT TERM INVESTMENTS (Cost $178,129,974)	$178,129,974
	TOTAL INVESTMENTS (Cost $185,888,689) — 94.0%(c)	$186,033,572
	Other Assets in Excess of Liabilities — 6.0%	11,796,189
	TOTAL NET ASSETS — 100.0%	$197,829,761

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at April 30, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $106,610,122.
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares MSCI Emerging Markets ETF	SOFR + 0.9500%	BNP Paribas	12/04/2026	700,000	$42,704,539	$1,739,097
Total return of iShares MSCI Emerging Markets ETF	SOFR + 0.4900%	J.P. Morgan	12/16/2026	1,144,135	62,585,786	10,400,730
Total return of iShares MSCI Emerging Markets ETF	SOFR + 0.7600%	UBS Securities LLC	12/17/2026	3,362,546	209,919,571	4,879,115
Total return of iShares MSCI Emerging Markets ETF	SOFR + 0.7900%	Citibank N.A.	12/22/2026	2,444,753	132,934,730	21,734,169
Total return of iShares MSCI Emerging Markets ETF	SOFR + 0.8000%	Barclays	12/22/2026	1,500,000	81,015,000	13,675,107
					$529,159,626	$52,428,218

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

48

Direxion Daily MSCI Mexico Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 48.5%
135,990	iShares MSCI Mexico ETF(a)(b)	$10,395,076
	TOTAL INVESTMENT COMPANIES (Cost $9,660,117)	$10,395,076
	SHORT TERM INVESTMENTS — 65.7%
	Money Market Funds — 65.7%
8,164,758	Dreyfus Government Cash Management Institutional Shares, 3.53%(c)(d)	$8,164,758
2,021,135	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(c)	2,021,135
800,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(c)	800,000
3,101,567	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(c)	3,101,567
	TOTAL SHORT TERM INVESTMENTS (Cost $14,087,460)	$14,087,460
	TOTAL INVESTMENTS (Cost $23,747,577) — 114.2%(e)	$24,482,536
	Liabilities in Excess of Other Assets — (14.2)%	(3,041,443)
	TOTAL NET ASSETS — 100.0%	$21,441,093

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,130,514.
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares MSCI Mexico ETF	SOFR + 0.7500%	Goldman Sachs	12/10/2026	143,446	$10,047,720	$910,868
Total return of iShares MSCI Mexico ETF	SOFR + (0.7000)%	J.P. Morgan	12/16/2026	100,000	7,048,000	649,816
Total return of iShares MSCI Mexico ETF	SOFR + 0.7500%	UBS Securities LLC	12/17/2026	178,655	12,050,280	1,410,834
Total return of iShares MSCI Mexico ETF	SOFR + 0.7500%	Citibank N.A.	12/22/2026	202,991	15,038,394	413,306
Total return of iShares MSCI Mexico ETF	SOFR + 0.7500%	Barclays	12/22/2026	80,416	5,795,340	291,766
					$49,979,734	$3,676,590

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

49

Direxion Daily MSCI South Korea Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 51.3%
4,954,485	iShares MSCI South Korea ETF(a)	$796,483,008
	TOTAL INVESTMENT COMPANIES (Cost $660,149,420)	$796,483,008
	SHORT TERM INVESTMENTS — 44.1%
	Money Market Funds — 44.1%
320,152,979	Dreyfus Government Cash Management Institutional Shares, 3.53%(b)	$320,152,979
76,590,000	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(b)	76,590,000
287,694,089	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(b)	287,694,089
	TOTAL SHORT TERM INVESTMENTS (Cost $684,437,068)	$684,437,068
	TOTAL INVESTMENTS (Cost $1,344,586,488) — 95.4%(c)	$1,480,920,076
	Other Assets in Excess of Liabilities — 4.6%	70,669,996
	TOTAL NET ASSETS — 100.0%	$1,551,590,072

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at April 30, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $941,852,983.
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares MSCI South Korea ETF	SOFR + 0.9500%	BNP Paribas	12/04/2026	3,247,656	$444,811,559	$74,192,725
Total return of iShares MSCI South Korea ETF	SOFR + 0.7000%	Bank of America Merrill Lynch	12/11/2026	7,291,749	951,614,743	216,383,655
Total return of iShares MSCI South Korea ETF	SOFR + 0.7000%	J.P. Morgan	12/16/2026	2,434,798	257,809,005	133,375,744
Total return of iShares MSCI South Korea ETF	SOFR + 0.9000%	UBS Securities LLC	12/17/2026	2,504,522	330,533,070	70,696,247
Total return of iShares MSCI South Korea ETF	SOFR + 1.7000%	Citibank N.A.	12/22/2026	3,770,936	506,274,713	95,743,800
Total return of iShares MSCI South Korea ETF	SOFR + 0.7000%	Barclays	12/22/2026	4,750,626	704,477,210	58,049,711
					$3,195,520,300	$648,441,882

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

50

Direxion Daily Pharmaceutical & Medical Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 74.5%
	Administrative and Support Services — 1.4%
3,695	Royalty Pharma PLC ADR (United Kingdom)	$185,082
	Ambulatory Health Care Services — 3.8%
1,081	Axsome Therapeutics, Inc.(a)	224,578
10,748	Fulcrum Therapeutics, Inc.(a)(b)	76,633
12,352	Viatris, Inc.	184,539
		485,750
	Chemical Manufacturing — 51.9%
13,575	Amneal Pharmaceuticals, Inc.(a)	174,710
6,654	Amphastar Pharmaceuticals, Inc.(a)	146,122
11,556	Amylxy Pharmaceuticals, Inc.(a)	184,896
2,262	ANI Pharmaceuticals, Inc.(a)	179,716
17,545	Aquestive Therapeutics, Inc.(a)(b)	71,935
2,876	Bristol-Myers Squibb Co.	174,257
4,844	Collegium Pharmaceutical, Inc.(a)(b)	163,388
5,114	Corcept Therapeutics, Inc.(a)	237,903
16,200	CorMedix, Inc.(a)(b)	122,958
4,666	Crinetics Pharmaceuticals, Inc.(a)	180,948
5,567	Edgewise Therapeutics, Inc.(a)	172,354
7,357	Elanco Animal Health, Inc.(a)	164,576
172	Eli Lilly & Co.	160,751
5,620	Enliven Therapeutics, Inc.(a)(b)	231,713
64,147	Esperion Therapeutics, Inc.(a)	128,294
5,993	Harmony Biosciences Holdings, Inc.(a)	187,341
5,257	Indivior Pharmaceuticals, Inc.(a)	193,352
7,695	Innoviva, Inc.(a)	176,908
931	Jazz Pharmaceuticals PLC ADR (Ireland)(a)	189,012
2,606	LB Pharmaceuticals, Inc.(a)	82,636
780	Ligand Pharmaceuticals, Inc.(a)	178,971
1,485	Merck & Co., Inc.	162,132
2,353	Nektar Therapeutics(a)	200,099
18,162	Ocular Therapeutix, Inc.(a)	170,178
26,958	Organon & Co.(b)	357,194
7,557	Pacira BioSciences, Inc.(a)	192,628
17,588	Perrigo Co. PLC ADR (Ireland)	208,242
6,321	Pfizer, Inc.	168,771
11,659	Phathom Pharmaceuticals, Inc.(a)	130,581
2,911	Phibro Animal Health Corp.	154,807
2,662	Prestige Consumer Healthcare, Inc.(a)	149,924
3,931	Rapport Therapeutics, Inc.(a)(b)	130,234
3,242	Supernus Pharmaceuticals, Inc.(a)	155,616
2,469	Tarsus Pharmaceuticals, Inc.(a)	157,053
3,689	Terns Pharmaceuticals, Inc.(a)	195,259
7,856	Theravance Biopharma, Inc. ADR(a)(b)	131,509
12,254	Wave Life Sciences Ltd. ADR (Singapore)(a)	86,513
28,515	Xeris Biopharma Holdings, Inc.(a)	174,654

The accompanying notes are an integral part of these financial statements.

51

Direxion Daily Pharmaceutical & Medical Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Chemical Manufacturing — (Continued)
9,494	Zevra Therapeutics, Inc.(a)(b)	$96,554
1,441	Zoetis, Inc.	165,672
		6,690,361
	Miscellaneous Manufacturing — 2.4%
11,564	EyePoint, Inc.(a)	152,645
710	Johnson & Johnson	163,193
		315,838
	Professional, Scientific, and Technical Services — 12.1%
2,143	Alto Neuroscience, Inc.(a)	54,989
6,551	Alumis, Inc.(a)	161,744
10,582	Arvinas, Inc.(a)	104,762
6,165	BioAge Labs, Inc.(a)	103,880
4,670	Harrow, Inc.(a)(b)	189,275
4,474	Liquidia Corp.(a)	175,426
3,421	Maze Therapeutics, Inc.(a)	90,930
5,866	MBX Biosciences, Inc.(a)(b)	177,270
14,463	Omeros Corp.(a)(b)	211,160
3,760	Septerna, Inc.(a)	89,338
14,451	Trevi Therapeutics, Inc.(a)(b)	198,846
		1,557,620
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 1.3%
37,591	Nuvation Bio, Inc.(a)(b)	167,280
	Support Activities for Mining — 1.6%
9,260	DefiniumTherapeutics, Inc. ADR (Canada)(a)	202,609
	TOTAL COMMON STOCKS (Cost $9,205,294)	$9,604,540
	SHORT TERM INVESTMENTS — 22.7%
	Money Market Funds — 22.7%
483,278	Dreyfus Government Cash Management Institutional Shares, 3.53%(c)(d)	$483,278
2,448,306	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(c)	2,448,306
	TOTAL SHORT TERM INVESTMENTS (Cost $2,931,584)	$2,931,584
	TOTAL INVESTMENTS (Cost $12,136,878) — 97.2%(e)	$12,536,124
	Other Assets in Excess of Liabilities — 2.8%	356,944
	TOTAL NET ASSETS — 100.0%	$12,893,068

The accompanying notes are an integral part of these financial statements.

52

Direxion Daily Pharmaceutical & Medical Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,915,385.
ADR - American Depository Receipt
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P Pharmaceuticals Select Industry Index	SOFR + 0.7000%	UBS Securities LLC	12/17/2026	1,177	$7,453,291	$216,345
Total return of S&P Pharmaceuticals Select Industry Index	SOFR + 0.8500%	Citibank N.A.	12/22/2026	2,599	16,279,812	771,613
Total return of S&P Pharmaceuticals Select Industry Index	SOFR + 0.7000%	Barclays	12/22/2026	627	4,091,331	38,723
					$27,824,434	$1,026,681

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

53

Direxion Daily Real Estate Bear 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 121.5%
	Money Market Funds — 121.5%
17,392,068	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$17,392,068
22,216,232	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	22,216,232
	TOTAL SHORT TERM INVESTMENTS (Cost $39,608,300)(b)	$39,608,300
	TOTAL INVESTMENTS (Cost $39,608,300) — 121.5%	$39,608,300
	Liabilities in Excess of Other Assets — (21.5)%	(7,007,509)
	TOTAL NET ASSETS — 100.0%	$32,600,791

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $25,847,502.
Short Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + 0.7000%	Total return of Real Estate Select Sector Index	Bank of America Merrill Lynch	12/11/2026	35,174	$7,586,758	$(72,386)
SOFR + 0.5500%	Total return of Real Estate Select Sector Index	J.P. Morgan	12/15/2026	334,302	67,328,530	(5,407,519)
SOFR + 0.0000%	Total return of Real Estate Select Sector Index	UBS Securities LLC	12/17/2026	79,212	15,741,801	(1,507,025)
					$90,657,089	$(6,986,930)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

54

DIREXION DAILY REAL ESTATE BULL 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 66.6%
	Accommodation — 1.0%
20,914	Host Hotels & Resorts, Inc.	$441,913
	Administrative and Support Services — 2.6%
9,674	Iron Mountain, Inc.	1,218,827
	Professional, Scientific, and Technical Services — 2.1%
6,941	Extra Space Storage, Inc.	994,854
	Real Estate — 53.4%
5,100	Alexandria Real Estate Equities, Inc.	206,601
9,973	American Tower Corp.	1,822,167
4,630	AvalonBay Communities, Inc.	847,290
4,822	BXP, Inc.	281,894
3,381	Camden Property Trust	355,073
9,502	CBRE Group, Inc. Class A(a)	1,356,220
14,240	Crown Castle, Inc.	1,264,227
7,419	Digital Realty Trust, Inc.	1,490,774
11,243	Equity Residential	735,067
2,107	Essex Property Trust, Inc.	554,584
2,567	Federal Realty Investment Trust	284,680
22,728	Healthpeak Properties, Inc.	367,512
18,442	Invitation Homes, Inc.	530,576
22,043	Kimco Realty Corp.	521,096
3,823	Mid-America Apartment Communities, Inc.	493,855
19,802	Prologis, Inc.	2,812,280
4,467	Public Storage	1,351,044
20,705	Realty Income Corp.	1,330,089
5,383	Regency Centers Corp.	419,067
7,068	Simon Property Group, Inc.	1,439,822
9,834	UDR, Inc.	357,368
15,532	Ventas, Inc.	1,364,642
35,723	VICI Properties, Inc.	1,043,112
14,864	Welltower, Inc.	3,230,542
23,562	Weyerhaeuser Co.	577,740
		25,037,322
	Telecommunications — 6.5%
2,093	Equinix, Inc.	2,266,363
3,484	SBA Communications Corp.	770,661
		3,037,024
	Web Search Portals, Libraries, Archives, and Other Information Services — 1.0%
13,859	CoStar Group, Inc.(a)	479,660
	TOTAL COMMON STOCKS (Cost $30,486,208)	$ 31,209,600

The accompanying notes are an integral part of these financial statements.

55

DIREXION DAILY REAL ESTATE BULL 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 29.7%
	Money Market Funds — 29.7%
11,973,747	Dreyfus Government Cash Management Institutional Shares, 3.53%(b)	$11,973,747
1,954,741	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(b)	1,954,741
	TOTAL SHORT TERM INVESTMENTS (Cost $13,928,488)	$13,928,488
	TOTAL INVESTMENTS (Cost $44,414,696) — 96.3%(c)	$45,138,088
	Other Assets in Excess of Liabilities — 3.7%	1,717,851
	TOTAL NET ASSETS — 100.0%	$46,855,939

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at April 30, 2026.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $34,078,285.
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Real Estate Select Sector Index	SOFR + 0.9000%	Bank of America Merrill Lynch	12/11/2026	110,596	$22,361,922	$1,703,284
Total return of Real Estate Select Sector Index	SOFR + 0.7500%	J.P. Morgan	12/15/2026	203,865	40,762,807	3,549,773
Total return of Real Estate Select Sector Index	SOFR + 0.3300%	UBS Securities LLC	12/17/2026	187,240	37,628,983	3,114,650
					$100,753,712	$8,367,707

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

56

DIREXION DAILY REGIONAL BANKS BULL 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 68.1%
	Credit Intermediation and Related Activities — 60.4%
11,577	1st Source Corp.	$851,257
17,701	Amalgamated Financial Corp.	723,617
25,399	Amerant Bancorp, Inc.	583,415
55,121	Ameris Bancorp	4,699,065
186,034	Associated Banc-Corp.	5,238,717
132,142	Atlantic Union Bankshares Corp.	4,975,146
42,625	Axos Financial, Inc.(a)	4,110,755
13,610	BancFirst Corp.(b)	1,519,012
7,401	Bank First Corp.(b)	1,075,439
45,120	Bank of Hawaii Corp.	3,587,491
104,954	Bank OZK	5,054,585
102,452	BankUnited, Inc.	4,761,969
27,830	Banner Corp.	1,862,105
88,668	Beacon Financial Corp.	2,529,698
36,692	BOK Financial Corp.(b)	4,909,023
8,630	Burke & Herbert Financial Services Corp.(b)	554,995
24,720	California BanCorp	462,017
9,590	Camden National Corp.	461,950
100,576	Capitol Federal Financial, Inc.	772,424
47,756	Cathay General Bancorp	2,675,769
78,822	Citizens Financial Group, Inc.	5,127,371
10,556	City Holding Co.	1,297,966
21,203	Coastal Financial Corp.(a)	1,603,371
172,276	Columbia Banking System, Inc.	5,099,370
95,484	Commerce Bancshares, Inc.	4,968,033
28,320	Community Bank System, Inc.	1,794,355
7,689	Community Trust Bancorp, Inc.	499,247
34,254	ConnectOne Bancorp, Inc.	1,000,902
44,063	Customers Bancorp, Inc.(a)	3,360,685
141,260	CVB Financial Corp.	2,877,466
29,764	Dime Community Bancshares, Inc.(b)	1,068,230
37,421	Eagle Bancorp, Inc.(b)	967,333
43,635	East West Bancorp, Inc.	5,518,518
227,695	Eastern Bankshares, Inc.	4,606,270
20,810	Enterprise Financial Services Corp.	1,203,234
284,327	F.N.B. Corp.	5,075,237
34,105	FB Financial Corp.	1,844,057
16,319	Financial Institutions, Inc.	555,988
25,168	First Bancorp	1,453,200
134,125	First BanCorp ADR	3,256,555
52,849	First Busey Corp.	1,384,644
79,920	First Commonwealth Financial Corp.	1,471,327
90,058	First Financial Bancorp	2,726,956
93,541	First Financial Bankshares, Inc.	3,018,568
7,231	First Financial Corp.	474,860
154,012	First Hawaiian, Inc.	4,201,447

The accompanying notes are an integral part of these financial statements.

57

DIREXION DAILY REGIONAL BANKS BULL 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Credit Intermediation and Related Activities — (Continued)
204,059	First Horizon National Corp.	$5,093,313
37,282	First Merchants Corp.	1,507,684
372,517	Flagstar Bank NA(b)	5,204,063
42,880	Flushing Finanicial Corp.	691,226
202,997	Fulton Financial Corp.(b)	4,382,705
7,111	Great Southern Bancorp, Inc.	485,112
73,707	Hancock Whitney Corp.	4,975,960
32,989	Hanmi Financial Corp. Class A	986,701
29,693	Heritage Financial Corp.(b)	817,151
43,728	Hilltop Holdings, Inc.	1,647,234
116,313	Hope Bancorp, Inc.	1,448,097
44,754	Horizon Bancorp, Inc.	810,047
294,870	Huntington Bancshares, Inc.	4,942,021
35,191	Independent Bank Corp. (Massachusetts)	2,744,546
15,806	Independent Bank Corp. (Michigan)	524,917
32,467	International Bancshares Corp.	2,329,183
44,993	Kearny Financial Corp.	361,744
19,278	Lakeland Financial Corp.	1,166,705
41,320	Live Oak Bancshares, Inc.	1,553,632
22,693	M&T Bank Corp.	4,961,371
55,506	Mechanics Bancorp(b)	819,546
10,323	Mercantile Bank Corp.	529,673
25,171	Meta Financial Group, Inc.	2,185,850
12,183	Mid Penn Bancorp, Inc.	401,674
20,232	Midland States Bancorp, Inc.	526,234
24,541	NBT Bancorp, Inc.	1,072,196
13,773	Nicolet Bankshares, Inc.	2,017,469
12,167	Northeast Bank	1,512,966
18,219	Northfield Bancorp, Inc.	254,155
70,494	OceanFirst Financial Corp.	1,344,321
32,143	OFG Bancorp ADR	1,477,292
210,775	Old National Bancorp	5,052,277
36,007	Old Second Bancorp, Inc.	742,104
21,127	Origin Bancorp, Inc.	989,166
28,908	Orrstown Financial Services, Inc.	1,062,080
7,182	Park National Corp.	1,236,669
11,171	Peapack-Gladstone Financial Corp.	466,389
27,688	Peoples Bancorp, Inc.	952,467
54,174	Pinnacle Financial Partners, Inc.	5,359,976
35,788	Popular, Inc. ADR	5,380,010
10,255	Preferred Bank	971,456
70,057	Prosperity Bancshares, Inc.	4,879,470
86,256	Provident Financial Services, Inc.	1,956,286
175,956	Regions Financial Corp.	5,023,544
71,549	Renasant Corp.(b)	2,854,090
3,667	Republic Bancorp, Inc.	277,702
23,863	S&T Bancorp, Inc.	1,053,074

The accompanying notes are an integral part of these financial statements.

58

DIREXION DAILY REGIONAL BANKS BULL 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Credit Intermediation and Related Activities — (Continued)
77,315	Seacoast Banking Corp. of Florida	$2,433,103
23,183	Shore Bancshares, Inc.	447,432
118,455	Simmons First National Corp.	2,518,353
7,877	South Plains Financial, Inc.	323,587
5,886	Southern Missouri Bancorp, Inc.	401,661
13,614	Southside Bancshares, Inc.	449,670
50,266	SouthState Bank Corp.	4,909,480
27,844	Stellar Bancorp, Inc.	1,045,821
50,721	Texas Capital Bancshares, Inc.(a)	5,107,605
78,656	TFS Financial Corp.(b)	1,182,986
73,271	The Bancorp, Inc.(a)	4,383,804
3,360	The Hingham Institution for Savings(b)	954,912
7,586	Third Coast Bancshares, Inc.(a)	283,261
6,490	Tompkins Financial Corp.	546,912
45,865	Towne Bank	1,630,959
15,762	TriCo Bancshares	792,356
29,933	Triumph Financial, Inc.(a)(b)	2,025,865
101,026	Truist Financial Corp.	5,202,839
12,034	TrustCo Bank Corp. NY	572,818
34,033	Trustmark Corp.	1,510,044
41,272	UMB Financial Corp.	5,207,288
90,084	United Bankshares, Inc.(b)	3,946,580
98,340	United Community Banks, Inc.	3,277,672
17,319	Univest Financial Corp.	657,949
386,571	Valley National Bancorp	5,245,769
67,709	WaFd, Inc.	2,396,899
12,147	Washington Trust Bancorp, Inc.	381,780
67,060	Webster Financial Corp.	4,852,462
61,957	WesBanco, Inc.	2,130,082
15,290	Westamerica Bancorp	838,198
66,261	Western Alliance Bancorp	5,402,922
34,247	Wintrust Financial Corp.	5,156,571
43,351	WSFS Financial Corp.	3,119,971
84,078	Zions Bancorp	5,332,227
		299,565,025
	Management of Companies and Enterprises — 7.5%
256,793	Banc of California, Inc.	4,809,733
22,720	Byline Bancorp, Inc.	730,448
18,030	Central Pacific Financial Corp.	600,039
12,940	Columbia Financial, Inc.(a)	248,836
34,571	Cullen/Frost Bankers, Inc.	5,010,375
9,825	Equity Bancshares, Inc.	445,466
8,174	Esquire Financial Holdings, Inc.	859,251
127,574	First Interstate BancSystem, Inc.(b)	4,527,601
17,547	Firstsun Capital Bancorp(a)	620,462
102,782	Glacier Bancorp, Inc.(b)	5,041,457

The accompanying notes are an integral part of these financial statements.

59

DIREXION DAILY REGIONAL BANKS BULL 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Management of Companies and Enterprises — (Continued)
146,283	Home Bancshares, Inc.	$3,930,624
8,187	HomeTrust Bancshares, Inc.	373,900
12,718	Metropolitan Bank Holding Corp.	1,123,635
46,907	National Bank Holdings Corp.	2,002,929
30,260	NB Bancorp, Inc.	594,004
22,776	Northrim BanCorp, Inc.	558,695
102,680	Northwest Bancshares, Inc.	1,420,064
34,544	ServisFirst Bancshares, Inc.	2,750,393
8,489	SmartFinancial, Inc.	356,029
15,384	Stock Yards Bancorp, Inc.	1,112,725
		37,116,666
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 0.2%
10,714	QCR Holdings, Inc.	968,760
	TOTAL COMMON STOCKS (Cost $319,353,385)	$337,650,451
	SHORT TERM INVESTMENTS — 29.3%
	Money Market Funds — 29.3%
54,473,328	Dreyfus Government Cash Management Institutional Shares, 3.53%(c)(d)	$54,473,328
27,049,884	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(c)	27,049,884
40,055,095	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(c)	40,055,095
23,779,421	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(c)	23,779,421
	TOTAL SHORT TERM INVESTMENTS (Cost $145,357,728)	$145,357,728
	TOTAL INVESTMENTS (Cost $464,711,113) — 97.4%(e)	$483,008,179
	Other Assets in Excess of Liabilities — 2.6%	13,040,010
	TOTAL NET ASSETS — 100.0%	$496,048,189

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $346,929,933.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

60

DIREXION DAILY REGIONAL BANKS BULL 3X ETF
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P Regional Banks Select Industry Index	SOFR + 0.8500%	Goldman Sachs	12/10/2026	49,328	$103,749,657	$4,243,931
Total return of S&P Regional Banks Select Industry Index	SOFR + 0.7800%	Bank of America Merrill Lynch	12/11/2026	44,413	93,952,262	3,072,914
Total return of S&P Regional Banks Select Industry Index	SOFR + 0.7500%	Societe Generale	12/14/2026	65,000	136,603,999	5,327,264
Total return of S&P Regional Banks Select Industry Index	SOFR + 0.8500%	J.P. Morgan	12/16/2026	25,000	52,456,577	2,066,772
Total return of S&P Regional Banks Select Industry Index	SOFR + 0.7500%	UBS Securities LLC	12/17/2026	92,520	194,900,715	7,097,957
Total return of S&P Regional Banks Select Industry Index	SOFR + 0.6500%	Citibank N.A.	12/22/2026	95,260	201,522,812	6,525,904
Total return of S&P Regional Banks Select Industry Index	SOFR + 0.7500%	Barclays	12/22/2026	151,772	308,680,496	24,071,742
					$1,091,866,518	$52,406,484

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

61

DIREXION DAILY RETAIL BULL 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 73.1%
	Administrative and Support Services — 1.0%
12,711	Revolve Group, Inc.(a)	$323,495
	Building Material and Garden Equipment and Supplies Dealers — 0.7%
6,294	Tractor Supply Co.	220,919
	Clothing, Clothing Accessories, Shoe, and Jewelry Retailers — 14.9%
3,568	Abercrombie & Fitch Co. Class A(a)	304,529
5,390	Academy Sports & Outdoors, Inc.(b)	295,588
17,141	American Eagle Outfitters, Inc.	298,596
15,533	Bath & Body Works, Inc.	301,962
1,838	Boot Barn Holdings, Inc.(a)	315,125
20,245	Caleres, Inc.	265,209
13,227	Gap, Inc.	325,252
1,462	Ross Stores, Inc.	333,029
3,642	Signet Jewelers Ltd. ADR(b)	324,247
57,727	Stitch Fix, Inc.(a)	210,126
6,168	The Buckle, Inc.	343,002
31,018	The RealReal, Inc.(a)(b)	368,804
1,974	TJX Companies, Inc.	309,425
4,799	Urban Outfitters, Inc.(a)	337,562
6,892	Victoria’s Secret & Co.(a)	357,212
		4,689,668
	Food and Beverage Retailers — 6.3%
18,944	Albertsons Companies, Inc. Class A	319,206
50,226	Grocery Outlet Holding Corp.(a)	397,288
3,636	Ingles Markets, Inc.	332,585
4,314	Kroger Co.	293,654
4,134	Sprouts Farmers Market, Inc.(a)(b)	338,368
4,123	Weis Markets, Inc.(b)	289,352
		1,970,453
	Food Services and Drinking Places — 1.2%
456	Casey’s General Stores, Inc.	374,900
	Furniture, Home Furnishings, Electronics, and Appliance Retailers — 2.0%
4,928	Best Buy Co., Inc.	298,095
12,734	GameStop Corp. Class A(a)(b)	317,713
		615,808
	General Merchandise Retailers — 16.4%
1,464	Amazon.com, Inc.(a)	388,048
3,331	BJ’s Wholesale Club Holdings, Inc.(a)(b)	312,748
1,028	Burlington Stores, Inc.(a)	328,970
313	Costco Wholesale Corp.	317,548
521	Dillard’s, Inc. Class A(b)	296,564
2,149	Dollar General Corp.	249,026
2,750	Dollar Tree, Inc.(a)	267,052
3,398	eBay, Inc.	351,625
5,912	Etsy, Inc.(a)	380,378

The accompanying notes are an integral part of these financial statements.

62

DIREXION DAILY RETAIL BULL 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	General Merchandise Retailers — (Continued)
1,425	Five Below, Inc.(a)	$335,815
22,583	Kohl’s Corp.	320,001
17,829	Macy’s, Inc.	348,557
2,131	PriceSmart, Inc.	334,397
2,623	Target Corp.	340,334
2,521	Walmart, Inc.	332,596
688	Winmark Corp.	261,777
		5,165,436
	Health and Personal Care Retailers — 2.6%
20,857	Sally Beauty Holdings, Inc.(a)	295,752
479	Ulta Beauty, Inc.(a)	257,453
12,256	Warby Parker, Inc.(a)(b)	271,103
		824,308
	Miscellaneous Manufacturing — 0.9%
11,667	National Vision Holdings, Inc.(a)(b)	270,908
	Motor Vehicle and Parts Dealers — 13.7%
5,838	Advance Auto Parts, Inc.(b)	347,419
1,563	Asbury Automotive Group, Inc.(a)	318,368
1,636	AutoNation, Inc.(a)	347,454
76	AutoZone, Inc.(a)	281,506
7,326	CarMax, Inc.(a)	287,985
1,004	Carvana Co.(a)	397,383
83,522	EVgo, Inc.(a)	175,396
994	Group 1 Automotive, Inc.	354,729
10,652	MarineMax, Inc.(a)(b)	306,139
700	Murphy USA, Inc.	411,600
3,298	O’Reilly Automotive, Inc.(a)	327,821
2,070	Penske Automotive Group, Inc.	355,046
5,070	Sonic Automotive, Inc.(b)	399,263
		4,310,109
	Printing and Related Support Activities — 0.3%
12,710	Arko Corp.	83,886
	Professional, Scientific, and Technical Services — 0.7%
16,276	Groupon, Inc.(a)(b)	231,282
	Rental and Leasing Services — 1.1%
17,017	Upbound Group, Inc.	336,256
	Repair and Maintenance — 0.9%
8,967	Valvoline, Inc.(a)(b)	297,973
	Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers — 8.2%
6,591	Build-A-Bear Workshop, Inc.(b)	243,471
37,090	Camping World Holdings, Inc.	303,767

The accompanying notes are an integral part of these financial statements.

63

DIREXION DAILY RETAIL BULL 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers — (Continued)
12,116	Chewy, Inc. Class A(a)(b)	$307,989
16,593	Coupang, Inc.(a)	331,528
1,591	Dick’s Sporting Goods, Inc.(b)	361,030
18,105	Monro, Inc.(b)	317,924
3,008	Ollie’s Bargain Outlet Holdings, Inc.(a)	260,222
21,744	Savers Value Village, Inc.(a)(b)	183,737
61,195	ThredUp, Inc.(a)	262,527
		2,572,195
	Truck Transportation — 2.2%
1,181	Lithia Motors, Inc. Class A	342,632
8,443	Maplebear, Inc.(a)	357,560
		700,192
	TOTAL COMMON STOCKS (Cost $19,992,328)	$22,987,788
	SHORT TERM INVESTMENTS — 33.9%
	Money Market Funds — 33.9%
4,677,521	Dreyfus Government Cash Management Institutional Shares, 3.53%(c)(d)	$4,677,521
2,389,870	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(c)	2,389,870
3,589,780	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(c)	3,589,780
	TOTAL SHORT TERM INVESTMENTS (Cost $10,657,171)	$10,657,171
	TOTAL INVESTMENTS (Cost $30,649,499) — 107.0%(e)	$33,644,959
	Liabilities in Excess of Other Assets — (7.0)%	(2,186,440)
	TOTAL NET ASSETS — 100.0%	$31,458,519

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $20,861,696.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

64

DIREXION DAILY RETAIL BULL 3X ETF
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Retail Select Industry® Index	SOFR + 0.7500%	J.P. Morgan	12/16/2026	1,388	$12,802,530	$(353,313)
Total return of S&P Retail Select Industry® Index	SOFR + 0.6000%	UBS Securities LLC	12/17/2026	2,548	21,870,302	1,194,386
Total return of S&P Retail Select Industry® Index	SOFR + 0.8000%	Citibank N.A.	12/22/2026	1,054	9,734,831	(276,391)
Total return of S&P Retail Select Industry® Index	SOFR + 0.7000%	Barclays	12/22/2026	2,874	25,936,978	21,119
					$70,344,641	$585,801

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

65

DIREXION DAILY S&P 500® BEAR 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 112.0%
	Money Market Funds — 112.0%
177,956,630	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$ 177,956,630
64,797,605	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	64,797,605
39,847,980	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(a)	39,847,980
148,767,321	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	148,767,321
	TOTAL SHORT TERM INVESTMENTS (Cost $431,369,536)(b)	$ 431,369,536
	TOTAL INVESTMENTS (Cost $431,369,536) — 112.0%	$ 431,369,536
	Liabilities in Excess of Other Assets — (12.0)%	(46,296,191)
	TOTAL NET ASSETS — 100.0%	$ 385,073,345

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $284,554,444.
SHORT TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + 0.2000%	Total return of S&P 500® Index	BNP Paribas	12/04/2026	6,748	$46,271,846	$(1,854,263)
SOFR + 0.5000%	Total return of S&P 500® Index	Goldman Sachs	12/10/2026	38,635	264,656,269	(12,289,872)
SOFR + 0.5000%	Total return of S&P 500® Index	Bank of America Merrill Lynch	12/11/2026	47,086	324,798,292	(11,057,976)
SOFR + 0.4900%	Total return of S&P 500® Index	J.P. Morgan	12/16/2026	12,547	85,526,751	(3,933,862)
SOFR + 0.4000%	Total return of S&P 500® Index	UBS Securities LLC	12/17/2026	15,522	105,705,649	(5,336,386)
SOFR + 0.4000%	Total return of S&P 500® Index	Citibank N.A.	12/22/2026	21,927	151,465,637	(5,411,860)
SOFR + 0.4800%	Total return of S&P 500® Index	Barclays	12/22/2026	17,785	125,511,558	(2,191,381)
					$1,103,936,002	$(42,075,600)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

66

DIREXION DAILY S&P 500® BULL 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 70.4%
	Accommodation — 0.3%
28,648	Airbnb, Inc. Class A(a)	$4,021,033
15,514	Hilton Worldwide Holdings, Inc.	5,027,622
43,268	Host Hotels & Resorts, Inc.	914,253
20,457	Las Vegas Sands Corp.	1,117,157
14,876	Marriott International, Inc. Class C	5,380,501
12,977	MGM Resorts International(a)	505,324
5,712	Wynn Resorts Ltd.	611,812
		17,577,702
	Administrative & Support Services — 0.0%(†)
31,253	Amcor PLC ADR (United Kingdom)(b)	1,188,864
	Administrative and Support Services — 1.6%
5,818	Allegion PLC ADR (Ireland)	799,859
6,176	Ameriprise Financial, Inc.	2,932,303
27,243	Automatic Data Processing, Inc.	5,773,881
54,509	Booking Holdings, Inc.	9,177,135
7,903	Broadridge Financial Solutions, Inc.	1,216,904
4,724	Corpay, Inc.(a)	1,447,764
8,135	Equifax, Inc.	1,415,002
2,515	FactSet Research System, Inc.	572,364
4,772	Gartner, Inc.(a)	708,594
20,021	Iron Mountain, Inc.	2,522,446
10,682	Live Nation Entertainment, Inc.(a)(b)	1,687,115
10,373	Moody’s Corp.	4,790,770
21,020	Paramount Skydance Corp.(b)	215,245
14,164	Qnity Electronics, Inc.	1,992,308
19,847	Rollins, Inc.	1,106,073
17,025	Royal Caribbean Cruises Ltd. ADR (Liberia)	4,490,514
139,224	Uber Technologies, Inc.(a)	10,387,503
113,722	Visa, Inc. Class A	37,510,065
25,099	Waste Management, Inc.	5,836,772
		94,582,617
	Air Transportation — 0.1%
43,949	Delta Air Lines, Inc.	2,988,092
33,229	Southwest Airlines Co.	1,260,044
21,886	United Continental Holdings, Inc.(a)	1,969,740
		6,217,876
	Ambulatory Health Care Services — 0.1%
2,261	DaVita, Inc.(a)	350,772
5,611	Labcorp Holdings, Inc.	1,440,905
7,447	Quest Diagnostics, Inc.	1,446,207
77,918	Viatris, Inc.	1,164,095
		4,401,979

The accompanying notes are an integral part of these financial statements.

67

DIREXION DAILY S&P 500® BULL 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Amusement, Gambling, and Recreation Industries — 0.2%
119,839	The Walt Disney Co.	$12,433,296
	Apparel Manufacturing — 0.1%
23,002	Cintas Corp.	4,018,679
9,598	Deckers Outdoor Corp.(a)	980,916
2,617	Ralph Lauren Corp.	938,561
		5,938,156
	Beverage and Tobacco Product Manufacturing — 0.8%
113,563	Altria Group, Inc.	8,250,352
9,501	Constellation Brands, Inc. Class A	1,487,667
91,909	Keurig Dr Pepper, Inc.	2,702,125
11,454	Molson Coors Brewing Co. Class B	489,544
48,248	Monster Beverage Corp.(a)	3,718,473
92,450	PepsiCo, Inc.	14,652,400
105,310	Philip Morris International, Inc.	17,383,522
		48,684,083
	Broadcasting and Content Providers — 0.2%
5,821	Charter Communications, Inc.(a)(b)	961,455
242,757	Comcast Corp. Class A	6,564,149
13,582	FOX Corp. Class A(b)	862,321
9,575	FOX Corp. Class B	545,966
4,487	TKO Group Holdings, Inc.	834,986
167,661	Warner Bros Discovery, Inc.(a)	4,535,230
		14,304,107
	Building Material and Garden Equipment and Supplies Dealers — 0.6%
37,950	Lowe’s Companies, Inc.	9,062,080
67,342	The Home Depot, Inc.	22,142,050
35,745	Tractor Supply Co.	1,254,650
		32,458,780
	Chemical Manufacturing — 3.9%
119,569	AbbVie, Inc.	25,267,321
15,069	Air Products & Chemicals, Inc.	4,521,453
7,974	Albemarle Corp.	1,568,486
36,429	Amgen, Inc.	12,613,541
9,927	Biogen, Inc.(a)	1,878,983
10,586	Bio-Techne Corp.(b)	585,618
137,773	Bristol-Myers Squibb Co.	8,347,666
10,554	CF Industries Holdings, Inc.	1,310,807
16,010	Church & Dwight Co., Inc.	1,553,931
8,185	Clorox Co.	789,361
54,525	Colgate-Palmolive Co.	4,654,254
27,682	DuPont de Nemours, Inc.	1,263,960
17,235	Ecolab, Inc.	4,491,441
53,606	Eli Lilly & Co.	50,100,168
83,935	Gilead Sciences, Inc.	10,982,055

The accompanying notes are an integral part of these financial statements.

68

DIREXION DAILY S&P 500® BULL 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Chemical Manufacturing — (Continued)
11,312	Incyte Corp.(a)	$1,077,694
38,418	IntercontinentalExchange, Inc.	6,073,502
17,331	International Flavors & Fragrances, Inc.	1,216,636
129,618	Kenvue, Inc.	2,272,204
22,452	Kimberly-Clark Corp.	2,209,950
31,586	Linde PLC ADR (Ireland)	15,829,008
17,424	LyondellBasell Industries N.V. Class A ADR (Netherlands)	1,299,830
167,910	Merck & Co., Inc.	18,332,414
21,482	Mosaic Co.	499,886
384,633	Pfizer, Inc.	10,269,701
15,182	PPG Industries, Inc.	1,647,247
157,219	Procter & Gamble Co.	23,125,343
6,822	Regeneron Pharmaceuticals, Inc.	4,823,563
17,178	Vertex Pharmaceuticals, Inc.(a)	7,341,534
28,556	Zoetis, Inc.	3,283,083
		229,230,640
	Clothing, Clothing Accessories, Shoe, and Jewelry Retailers — 0.3%
7,223	Lululemon Athletica, Inc.(a)	994,607
21,887	Ross Stores, Inc.	4,985,640
75,128	TJX Companies, Inc.	11,776,314
		17,756,561
	Computer and Electronic Product Manufacturing — 24.1%
110,293	Advanced Micro Devices, Inc.(a)	39,097,766
19,128	Agilent Technologies, Inc.	2,210,240
393,850	Alphabet, Inc.	151,553,480
316,383	Alphabet, Inc. Class C	120,839,323
15,577	AMETEK, Inc.	3,668,383
83,161	Amphenol Corp. Class A	12,247,120
33,054	Analog Devices, Inc.	13,296,302
993,169	Apple, Inc.	269,496,408
53,689	Applied Materials, Inc.	21,179,774
69,855	Arista Networks, Inc.(a)	12,064,657
320,747	Broadcom, Inc.	133,889,420
267,287	Cisco Systems, Inc.	24,456,761
42,563	Danaher Corp.	7,616,649
20,105	Dell Technologies, Inc.	4,200,940
9,107	EchoStar Corp.(a)(b)	1,121,436
7,260	First Solar, Inc.(a)	1,465,721
42,768	Fortinet, Inc.(a)	3,605,770
21,205	Fortive Corp.	1,267,847
30,829	GE HealthCare Technologies, Inc.	1,875,636
62,095	HP, Inc.	1,295,302
317,638	Intel Corp.(a)	30,010,438
63,229	International Business Machines Corp.	14,604,634
7,147	Jabil Circuit, Inc.	2,412,041

The accompanying notes are an integral part of these financial statements.

69

DIREXION DAILY S&P 500® BULL 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Computer and Electronic Product Manufacturing — (Continued)
11,609	Keysight Technologies, Inc.(a)	$4,062,105
12,628	L3Harris Technologies, Inc.	4,047,905
84,475	Lam Research Corp.	21,782,724
4,833	Lumentum Holdings, Inc.(a)	4,360,913
36,605	Microchip Technology, Inc.	3,400,971
76,138	Micron Technology, Inc.	39,375,528
3,300	Monolithic Power Systems, Inc.	5,327,553
11,197	Motorola Solutions, Inc.	4,915,819
13,391	NetApp, Inc.	1,483,321
9,031	Northrop Grumman Corp.	5,233,284
1,643,895	NVIDIA Corp.	328,072,125
17,031	NXP Semiconductors NV ADR (Netherlands)	5,000,131
26,653	ON Semiconductor Corp.(a)	2,686,889
26,293	Otis Worldwide Corp.	2,047,699
54,667	Palto Alto Networks, Inc.(a)	9,802,886
72,183	Qualcomm, Inc.	12,962,623
7,667	Revvity, Inc.(b)	664,116
7,213	Roper Technologies, Inc.	2,559,245
90,806	RTX Corp.	15,988,212
9,978	Sandisk Corp.(a)	10,940,977
14,755	Seagate Technology Holdings PLC ADR (Ireland)	9,939,558
10,175	Skyworks Solutions, Inc.(b)	713,980
34,047	Super Micro Computer, Inc.(a)	932,888
3,172	Teledyne Technologies, Inc.(a)	2,048,636
10,596	Teradyne, Inc.	3,639,408
61,402	Texas Instruments, Inc.	17,258,874
25,415	Thermo Fisher Scientific, Inc.	12,172,768
16,088	Trimble, Inc.(a)	1,083,044
16,793	Veralto Corp.	1,481,143
25,877	Vertiv Holdings Co.	8,500,336
6,626	Waters Corp.(a)	2,048,958
22,928	Western Digital Corp.	9,962,675
3,332	Zebra Technologies Corp. Class A(a)	753,898
		1,428,727,240
	Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services — 0.1%
12,674	Coherent Corp.(a)	4,052,005
36,388	Fiserv, Inc.(a)	2,279,708
		6,331,713
	Construction of Buildings — 0.1%
18,228	D.R. Horton, Inc.	2,804,560
14,590	Lennar Corp. Class A	1,317,477
180	NVR, Inc.(a)	1,136,857
12,992	PulteGroup, Inc.	1,589,701
		6,848,595

The accompanying notes are an integral part of these financial statements.

70

DIREXION DAILY S&P 500® BULL 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Couriers and Messengers — 0.2%
14,642	FedEx Corp.	$5,905,265
49,998	United Parcel Service, Inc. Class B	5,439,782
		11,345,047
	Credit Intermediation and Related Activities — 3.5%
36,228	American Express Co.	11,703,455
448,883	Bank of America Corp.	23,997,285
46,566	Bank of New York Mellon Corp.	6,257,073
42,283	Capital One Financial Corp.	8,088,738
118,217	Citigroup, Inc.	15,129,412
28,756	Citizens Financial Group, Inc.	1,870,578
15,095	Coinbase Global, Inc.(a)	2,834,388
35,028	Fidelity National Information Services, Inc.	1,629,853
60,885	Fifth Third Bancorp	3,090,523
16,091	Global Payments, Inc.	1,157,908
137,308	Huntington Bancshares, Inc.	2,301,282
182,400	JPMorgan Chase & Co.	57,133,152
63,395	KeyCorp	1,401,664
10,272	M&T Bank Corp.	2,245,767
55,094	MasterCard, Inc. Class A	27,707,875
12,605	Northern Trust Corp.	2,096,716
27,323	PNC Financial Services Group, Inc.	6,093,029
58,731	Regions Financial Corp.	1,676,770
18,887	State Street Corp.	2,886,689
23,517	Synchrony Financial	1,791,995
85,412	Truist Financial Corp.	4,398,718
105,163	U.S. Bancorp	5,958,536
209,219	Wells Fargo & Co.	17,204,078
		208,655,484
	Electrical Equipment, Appliance, and Component Manufacturing — 0.2%
7,607	A.O. Smith Corp.(b)	470,417
5,340	Axon Enterprise, Inc.(a)	2,145,399
38,019	Emerson Electric Co.	5,339,388
3,962	Generac Holdings, Inc.(a)	1,027,069
7,603	Rockwell Automation, Inc.	3,108,943
		12,091,216
	Fabricated Metal Product Manufacturing — 0.1%
18,136	Ball Corp.	1,107,747
15,485	Nucor Corp.	3,488,616
11,071	Pentair PLC ADR (Ireland)	893,540
3,509	Snap-on, Inc.	1,345,351
10,483	Stanley Black & Decker, Inc.	819,351
		7,654,605
	Food and Beverage Retailers — 0.0%(†)
39,392	Kroger Co.	2,681,413

The accompanying notes are an integral part of these financial statements.

71

DIREXION DAILY S&P 500® BULL 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Food Manufacturing — 0.6%
32,516	Archer-Daniels-Midland Co.	$2,423,743
261,898	Coca-Cola Co.	20,627,086
36,096	General Mills, Inc.(b)	1,274,550
19,724	Hormel Foods Corp.	423,474
17,151	McCormick & Co, Inc.	871,957
86,715	Mondelez International, Inc.	5,327,770
13,314	The Campbell’s Company(b)	276,798
10,016	The Hershey Co.	1,860,372
7,220	The J.M. Smucker Co.	707,777
57,664	The Kraft Heinz Co.	1,306,666
19,076	Tyson Foods, Inc. Class A	1,222,199
		36,322,392
	Food Services and Drinking Places — 0.6%
2,512	Casey’s General Stores, Inc.	2,065,241
88,111	Chipotle Mexican Grill, Inc.(a)	2,994,893
7,779	Darden Restaurants, Inc.	1,560,156
25,297	DoorDash, Inc.(a)	4,266,339
48,179	McDonald’s Corp.	14,144,873
77,076	Starbucks Corp.	8,118,415
18,777	Yum! Brands, Inc.	2,997,748
		36,147,665
	Funds, Trusts, and Other Financial Vehicles — 0.1%
11,060	Garmin Ltd. ADR (Switzerland)	2,777,609
14,790	T. Rowe Price Group, Inc.	1,521,595
		4,299,204
	Furniture, Home Furnishings, Electronics, and Appliance Retailers — 0.0%(†)
13,188	Best Buy Co., Inc.	797,742
	Gasoline Stations and Fuel Dealers — 0.4%
126,814	Chevron Corp.	24,514,414
	General Merchandise Retailers — 4.3%
660,859	Amazon.com, Inc.(a)	175,167,286
30,026	Costco Wholesale Corp.	30,462,278
14,887	Dollar General Corp.	1,725,106
12,514	Dollar Tree, Inc.(a)	1,215,234
30,572	eBay, Inc.	3,163,591
30,640	Target Corp.	3,975,540
296,542	Walmart, Inc.	39,122,786
8,073	Williams-Sonoma, Inc.(b)	1,462,908
		256,294,729

The accompanying notes are an integral part of these financial statements.

72

DIREXION DAILY S&P 500® BULL 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Health and Personal Care Retailers — 0.2%
86,059	CVS Health Corp.	$7,167,854
3,004	Ulta Beauty, Inc.(a)	1,614,590
		8,782,444
	Hospitals — 0.1%
10,591	HCA Healthcare, Inc.	4,601,260
3,737	Universal Health Services, Inc. Class B	628,825
		5,230,085
	Insurance Carriers and Related Activities — 2.7%
31,577	Aflac, Inc.	3,589,358
17,583	Allstate Corp.	3,820,083
36,307	American International Group, Inc.	2,715,764
24,190	Arch Capital Group Ltd. ADR(a)	2,284,987
17,390	Arthur J. Gallagher & Co.	3,589,296
3,388	Assurant, Inc.	800,483
124,048	Berkshire Hathaway, Inc. Class B(a)	58,749,133
19,801	Brown & Brown, Inc.	1,191,030
31,600	Centene Corp.(a)	1,696,604
24,611	Chubb Limited ADR (Switzerland)	8,047,797
17,828	Cigna Corp.	5,180,460
10,558	Cincinnati Financial Corp.	1,727,289
14,925	Elevance Health, Inc.	5,618,068
1,723	Erie Indemnity Co. Class A	377,216
2,750	Everest Re Group Ltd. ADR	981,090
5,383	Globe Life, Inc.	830,597
8,149	Humana, Inc.	1,926,750
11,432	Loews Corp.	1,287,357
32,748	Marsh & McLennan Companies, Inc.	5,492,167
37,238	MetLife, Inc.	2,982,764
13,377	Principal Financial Group, Inc.	1,349,873
39,643	Progressive Corp.	7,979,343
23,541	Prudential Financial, Inc.	2,309,607
18,875	The Hartford Insurance Group, Inc.	2,582,289
14,621	Travelers Companies, Inc.	4,461,452
61,277	UnitedHealth Group, Inc.	22,701,903
20,153	W.R. Berkley Corp.	1,346,825
6,434	Willis Towers Watson PLC ADR (Ireland)	1,648,391
		157,267,976
	Leather and Allied Product Manufacturing — 0.1%
80,603	NIKE, Inc. Class B	3,575,549
13,697	Tapestry, Inc.	1,986,613
		5,562,162

The accompanying notes are an integral part of these financial statements.

73

DIREXION DAILY S&P 500® BULL 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Machinery Manufacturing — 1.6%
66,856	Baker Hughes Co.	$4,657,858
53,155	Carrier Global Corp.	3,570,421
31,477	Caterpillar, Inc.	28,017,992
9,354	Cummins, Inc.	6,276,628
17,060	Deere & Co.	10,063,182
70,957	GE Aerospace	20,572,563
5,061	IDEX Corp.	1,102,539
24,072	Ingersoll Rand, Inc.	1,922,390
1,378	Mettler-Toledo International, Inc.(a)	1,759,169
3,574	Nordson Corp.	1,030,920
8,529	Parker Hannifin Corp.	7,756,443
14,967	Trane Technologies PLC ADR (Ireland)	7,371,846
16,473	Xylem, Inc.	1,946,450
		96,048,401
	Management of Companies and Enterprises — 0.3%
117,644	Abbott Laboratories	10,680,899
14,505	Aon PLC ADR (United Kingdom)	4,520,483
9,156	Bunge Global SA ADR (Switzerland)	1,163,453
30,796	Norwegian Cruise Line Holdings Ltd. ADR(a)	559,871
35,340	Smurfit WestRock PLC ADR (Ireland)	1,356,703
		18,281,409
	Merchant Wholesalers, Durable Goods — 0.7%
7,485	Builders FirstSource, Inc.(a)	591,989
60,254	Copart, Inc.(a)	1,995,010
77,668	Fastenal Co.	3,489,623
9,414	Genuine Parts Co.	1,009,463
6,772	Henry Schein, Inc.(a)	505,123
3,589	Hubbell, Inc.	1,823,822
2,657	Huntington Ingalls Industries, Inc.	967,919
41,406	Johnson Controls International PLC ADR (Ireland)	6,046,518
8,859	KLA-Tencor Corp.	15,506,351
2,163	Lennox International, Inc.	1,156,967
2,223	Pool Corp.	474,210
19,845	TE Connectivity PLC ADR (Ireland)	4,200,393
2,963	W.W. Grainger, Inc.	3,441,080
		41,208,468
	Merchant Wholesalers, Nondurable Goods — 0.5%
11,550	Brown Forman Corp. Class B	297,643
15,924	Cardinal Health, Inc.	3,071,421
13,167	Cencora, Inc.	4,055,568
32,359	ConAgra Brands, Inc.	464,352
2,107	Domino’s Pizza, Inc.	715,158
17,749	Illinois Tool Works, Inc.	4,579,419
8,291	McKesson Corp.	6,758,823

The accompanying notes are an integral part of these financial statements.

74

DIREXION DAILY S&P 500® BULL 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Merchant Wholesalers, Nondurable Goods — (Continued)
32,396	Sysco Corp.	$2,420,305
15,596	The Sherwin Williams Co.	5,015,830
		27,378,519
	Mining (except Oil and Gas) — 0.3%
97,228	Freeport-McMoRan Copper & Gold, Inc.	5,617,834
4,085	Martin Marietta Materials, Inc.	2,528,901
73,818	Newmont Corp.	8,200,441
8,946	Vulcan Materials Co.	2,699,366
		19,046,542
	Miscellaneous Manufacturing — 1.6%
35,633	3M Co.	5,220,947
4,514	Align Technology, Inc.(a)	794,509
34,814	Baxter International, Inc.(b)	612,030
19,270	Becton, Dickinson & Co.	2,872,001
100,329	Boston Scientific Corp.(a)	5,779,954
26,044	DexCom, Inc.(a)	1,550,920
9,124	Dover Corp.	2,065,765
39,251	Edwards Lifesciences Corp.(a)	3,277,459
16,726	Estee Lauder Companies, Inc. Class A	1,283,051
9,024	Hasbro, Inc.	864,860
4,766	Insulet Corp.(a)	820,419
24,019	Intuitive Surgical, Inc.(a)	10,991,335
163,028	Johnson & Johnson	37,471,986
86,726	Medtronic PLC ADR (Ireland)	7,022,204
9,856	ResMed, Inc.	2,107,311
9,970	Solventum Corp.(a)	671,579
6,625	Steris PLC ADR (Ireland)	1,436,830
23,292	Stryker Corp.	7,340,008
11,784	Textron, Inc.	1,130,793
13,262	The Cooper Companys, Inc.(a)	834,180
13,400	Zimmer Biomet Holdings, Inc.(b)	1,104,562
		95,252,703
	Motion Picture and Sound Recording Industries — 0.5%
285,632	Netflix, Inc.(a)	26,738,012
	Motor Vehicle and Parts Dealers — 0.2%(†)
1,122	AutoZone, Inc.(a)	4,155,922
9,565	Carvana Co.(a)	3,785,827
56,959	O’Reilly Automotive, Inc.(a)	5,661,724
		13,603,473
	National Security and International Affairs — 0.0%(†)
8,655	Leidos Holdings, Inc.	1,291,499
	Nonmetallic Mineral Product Manufacturing — 0.1%
52,818	Corning, Inc.	8,674,828

The accompanying notes are an integral part of these financial statements.

75

DIREXION DAILY S&P 500® BULL 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Oil and Gas Extraction — 1.1%
23,988	APA Corp.	$977,031
51,323	Coterra Energy, Inc.	1,843,009
41,955	Devon Energy Corp.	2,155,228
13,138	Diamondback Energy, Inc.	2,701,567
36,712	EOG Resources, Inc.	5,160,606
42,219	EQT Corp.	2,536,518
16,105	Expand Energy Corp.	1,645,126
282,710	Exxon Mobil Corp.	43,630,634
48,652	Occidental Petroleum Corp.	2,947,338
		63,597,057
	Paper Manufacturing — 0.0%(†)
6,048	Packaging Corp of America	1,290,946
	Performing Arts, Spectator Sports, and Related Industries — 0.1%
15,237	Electronic Arts, Inc.	3,083,512
	Petroleum and Coal Products Manufacturing — 0.4%
82,882	ConocoPhillips	10,424,898
19,965	Marathon Petroleum Corp.	4,957,110
27,260	Phillips 66	4,883,629
20,629	Valero Energy Corp.	5,210,473
		25,476,110
	Pipeline Transportation — 0.2%
14,516	Targa Resources Corp.	3,775,321
82,609	Williams Companies, Inc.	6,303,893
		10,079,214
	Plastics and Rubber Products Manufacturing — 0.0%(†)
5,232	Avery Dennison Corp.	857,682
4,870	West Pharmaceutical Services, Inc.	1,449,263
		2,306,945
	Primary Metal Manufacturing — 0.1%
27,119	Howmet Aerospace, Inc.	6,591,002
9,278	Steel Dynamics, Inc.	2,121,507
		8,712,509
	Professional, Scientific, and Technical Services — 3.4%
41,631	Accenture PLC Class A ADR (Ireland)	7,439,876
18,326	AppLovin Corp.(a)	8,179,810
8,807	CDW Corp.	1,205,766
3,334	Charles River Laboratories International, Inc.(a)	556,678
9,529	Ciena Corp.(a)	5,027,310
32,351	Cognizant Technology Solutions Corp. Class A	1,711,368
26,272	Eaton Corporation PLC ADR (Ireland)	11,376,039
3,738	EPAM Systems, Inc.(a)	425,310
14,363	Extra Space Storage, Inc.	2,058,649

The accompanying notes are an integral part of these financial statements.

76

DIREXION DAILY S&P 500® BULL 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Professional, Scientific, and Technical Services — (Continued)
3,823	F5 Networks, Inc.(a)	$1,238,270
9,142	GoDaddy, Inc.(a)	793,434
5,400	IDEXX Laboratories, Inc.(a)	3,028,320
35,720	International Paper Co.	1,086,602
11,473	IQVIA Holdings, Inc.(a)	1,816,979
4,884	Jack Henry & Associates, Inc.	750,915
7,949	Jacobs Solutions, Inc.	1,028,680
147,956	Meta Platforms, Inc.	90,535,756
23,528	Moderna, Inc.(a)	1,080,876
21,281	Omnicom Group, Inc.	1,632,678
114,714	Oracle Corp.	18,513,692
154,542	Palantir Technologies, Inc.(a)	21,498,338
21,862	Paychex, Inc.	2,025,077
8,049	PTC, Inc.(a)	1,097,079
70,760	ServiceNow, Inc.(a)	6,248,816
11,777	Take-Two Interactive Software, Inc.(a)	2,517,452
29,782	The Trade Desk, Inc.(a)	702,557
5,587	VeriSign, Inc.	1,501,003
9,431	Verisk Analytics, Inc. Class A	1,739,925
14,410	Workday, Inc.(a)	1,763,784
		198,581,039
	Publishing Industries — 4.5%
27,768	Adobe, Inc.(a)	6,833,705
9,739	Akamai Technologies, Inc.(a)	1,002,922
14,347	Autodesk, Inc.(a)	3,400,239
37,043	Block, Inc.(a)	2,611,902
18,406	Cadence Design Systems, Inc.(a)	6,066,434
17,059	CrowdStrike Holdings, Inc.(a)	7,604,049
22,202	Datadog, Inc.(a)	2,934,882
1,601	Fair Isaac Corp.(a)	1,641,025
37,286	Gen Digital, Inc.	719,247
89,902	Hewlett Packard Enterprise Co.	2,586,481
18,833	Intuit, Inc.	7,316,620
502,345	Microsoft Corp.	204,846,244
25,044	News Corp. Class A(b)	659,158
8,272	News Corp. Class B	252,131
63,392	Salesforce, Inc.	11,190,590
12,944	Synopsys, Inc.(a)	6,246,774
2,917	Tyler Technologies, Inc.(a)	995,105
		266,907,508
	Rail Transportation — 0.3%
125,799	CSX Corp.	5,715,049
40,146	Union Pacific Corp.	10,818,544
		16,533,593

The accompanying notes are an integral part of these financial statements.

77

DIREXION DAILY S&P 500® BULL 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Real Estate — 1.1%
10,554	Alexandria Real Estate Equities, Inc.	$427,542
31,666	American Tower Corp.	5,785,695
9,575	AvalonBay Communities, Inc.	1,752,225
9,972	BXP, Inc.	582,963
6,986	Camden Property Trust	733,670
19,664	CBRE Group, Inc. Class A(a)	2,806,643
29,469	Crown Castle, Inc.	2,616,258
21,841	Digital Realty Trust, Inc.	4,388,731
23,256	Equity Residential	1,520,477
4,350	Essex Property Trust, Inc.	1,144,963
5,313	Federal Realty Investment Trust	589,212
47,027	Healthpeak Properties, Inc.(b)	760,427
38,148	Invitation Homes, Inc.	1,097,518
45,605	Kimco Realty Corp.	1,078,102
7,912	Mid-America Apartment Communities, Inc.	1,022,072
62,879	Prologis, Inc.	8,930,076
10,686	Public Storage	3,231,981
62,235	Realty Income Corp.	3,997,976
11,132	Regency Centers Corp.	866,626
22,003	Simon Property Group, Inc.	4,482,231
20,354	UDR, Inc.	739,664
32,139	Ventas, Inc.	2,823,733
73,898	VICI Properties, Inc.	2,157,822
47,198	Welltower, Inc.	10,258,013
48,743	Weyerhaeuser Co.	1,195,178
		64,989,798
	Rental and Leasing Services — 0.1%
4,260	United Rentals, Inc.	4,088,918
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 1.9%
31,420	Apollo Global Management, Inc.(b)	4,044,382
13,943	Ares Management Corp.	1,636,908
9,768	Blackrock, Inc.	10,408,781
7,084	Cboe Global Markets, Inc.	2,125,838
112,992	Charles Schwab Corp.	10,354,587
24,389	CME Group, Inc.	7,019,642
45,338	CRH PLC ADR (Ireland)	5,368,926
48,543	Dow, Inc.	1,965,506
20,790	Franklin Resources, Inc.	623,076
20,285	Goldman Sachs Group, Inc.	18,738,674
30,125	Interactive Brokers Group, Inc. Class A	2,394,937
30,034	Invesco Ltd. ADR	787,191
46,431	KKR & Co., Inc.	4,844,611
81,386	Morgan Stanley	15,511,358

The accompanying notes are an integral part of these financial statements.

78

DIREXION DAILY S&P 500® BULL 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — (Continued)
4,971	MSCI, Inc. Class A	$2,939,899
30,379	NASDAQ OMX Group, Inc.	2,792,134
11,862	Raymond James Financial, Inc.	1,877,992
53,470	Robinhood Markets, Inc.(a)	3,897,428
20,695	S&P Global, Inc.	8,924,305
50,641	The Blackstone Group, Inc.	6,359,497
		112,615,672
	Specialty Trade Contractors — 0.2%
2,377	Comfort Systems USA, Inc.	4,374,274
3,027	EMCOR Group, Inc.	2,699,085
10,096	Quanta Services, Inc.	7,347,566
		14,420,925
	Support Activities for Agriculture and Forestry — 0.1%
45,501	Corteva, Inc.	3,686,036
	Support Activities for Mining — 0.1%
56,660	Halliburton Co.	2,396,718
101,157	SLB Ltd. ADR	5,753,810
		8,150,528
	Support Activities for Transportation — 0.2%
8,023	C.H. Robinson Worldwide, Inc.	1,458,662
7,920	Expedia, Inc.	1,967,090
9,069	Expeditors International of Washington, Inc.	1,341,215
5,053	J.B. Hunt Transport Services, Inc.	1,270,981
15,194	Norfolk Southern Corp.	4,798,721
		10,836,669
	Telecommunications — 0.7%
473,585	AT&T, Inc.	12,374,776
6,637	Equinix, Inc.	7,186,743
62,286	PayPal Holdings, Inc.	3,123,020
7,210	SBA Communications Corp.	1,594,852
32,048	T-Mobile US, Inc.	6,265,384
285,282	Verizon Communications, Inc.	13,702,094
		44,246,869
	Transportation Equipment Manufacturing — 2.2%
14,394	Aptiv PLC ADR(a)	867,382
53,130	Boeing Co.(a)	12,168,364
265,102	Ford Motor Co.	3,202,432
17,165	General Dynamics Corp.	5,909,909
61,156	General Motors Co.	4,702,285
42,950	Honeywell International, Inc.	9,205,474
13,697	Lockheed Martin Corp.	7,094,635

The accompanying notes are an integral part of these financial statements.

79

DIREXION DAILY S&P 500® BULL 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Transportation Equipment Manufacturing — (Continued)
35,551	Paccar, Inc.	$4,223,459
190,267	Tesla, Inc.(a)	72,611,595
3,819	TransDigm Group, Inc.	4,429,964
11,530	Wabtec Corp.	3,111,832
		127,527,331
	Truck Transportation — 0.0%(†)
12,451	Old Dominion Freight Line, Inc.	2,644,966
	Utilities — 2.2%
48,177	AES Corp.	696,158
17,395	Alliant Energy Corp.	1,277,315
18,692	Ameren Corp.	2,124,346
36,587	American Electric Power Co., Inc.	5,016,444
13,209	American Water Works Co., Inc.	1,696,300
11,185	Atmos Energy Corp.	2,124,926
44,164	CenterPoint Energy, Inc.	1,927,759
20,738	CMS Energy Corp.	1,591,434
24,411	Consolidated Edison, Inc.	2,721,582
21,075	Constellation Energy Corp.	6,596,475
57,768	Dominion Energy, Inc.	3,726,036
14,050	DTE Energy Co.	2,131,244
52,602	Duke Energy Corp.	6,814,589
26,025	Edison International	1,808,477
30,608	Entergy Corp.	3,608,989
15,577	Evergy, Inc.	1,290,399
25,386	Eversource Energy	1,794,790
69,196	Exelon Corp.	3,182,324
35,179	FirstEnergy Corp.(b)	1,671,706
18,234	GE Vernova, Inc.	19,755,810
132,450	Kinder Morgan, Inc.	4,353,631
140,892	NextEra Energy, Inc.	13,790,509
32,370	NiSource, Inc.	1,562,824
14,372	NRG Energy, Inc.	2,235,996
42,569	ONEOK, Inc.	3,935,930
148,687	PG&E Corp.	2,471,178
8,093	Pinnacle West Capital Corp.(b)	839,406
50,047	PPL Corp.	1,873,760
33,769	Public Service Enterprise Group, Inc.	2,757,576
44,151	Sempra Energy	4,199,643
74,489	Southern Co.	7,203,086
3,915	Texas Pacific Land Corp.	1,736,968
21,551	Vistra Corp.	3,401,610
22,019	WEC Energy Group, Inc.(b)	2,596,921
40,013	Xcel Energy, Inc.	3,319,078
		127,835,219

The accompanying notes are an integral part of these financial statements.

80

DIREXION DAILY S&P 500® BULL 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Waste Management and Remediation Services — 0.1%
13,617	Republic Services, Inc.	$2,848,949
	Water Transportation — 0.0%(†)
77,810	Carnival Corp. ADR (Panama)	2,062,743
	Web Search Portals, Libraries, Archives, and Other Information Services — 0.0%(†)
28,665	CoStar Group, Inc.(a)	992,096
	Wood Product Manufacturing — 0.0%(†)
13,767	Masco Corp.	988,746
	TOTAL COMMON STOCKS (Cost $3,624,570,754)	$4,176,356,539
	SHORT TERM INVESTMENTS — 27.3%
	Money Market Funds — 27.3%
160,463,049	Dreyfus Government Cash Management Institutional Shares, 3.53%(c)(d)	$160,463,049
1,022,135,300	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(c)	1,022,135,300
1	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(c)	1
255,274,584	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(c)	255,274,584
179,000,000	JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Shares, 3.54%(c)	179,000,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,616,872,934)	$1,616,872,934
	TOTAL INVESTMENTS (Cost $5,241,443,688) — 97.7%(e)	$5,793,229,473
	Other Assets in Excess of Liabilities — 2.3%	136,141,459
	TOTAL NET ASSETS — 100.0%	$5,929,370,932

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(†)	Less than 0.005%.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,546,076,547.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

81

DIREXION DAILY S&P 500® BULL 3X ETF
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Index	SOFR + 0.6500%	BNP Paribas	12/04/2026	284,960	$1,943,507,178	$101,483,779
Total return of S&P 500® Index	SOFR + 0.7000%	Goldman Sachs	12/10/2026	216,509	1,479,744,079	62,123,925
Total return of S&P 500® Index	SOFR + 0.7000%	Bank of America Merrill Lynch	12/11/2026	351,154	2,449,080,949	63,392,459
Total return of S&P 500® Index	SOFR + 0.6700%	J.P. Morgan	12/16/2026	360,000	2,453,943,600	111,259,877
Total return of S&P 500® Index	SOFR + 0.7400%	UBS Securities LLC	12/17/2026	102,877	691,480,554	41,644,030
Total return of S&P 500® Index	SOFR + 0.7000%	Citibank N.A.	12/22/2026	363,051	2,471,433,632	132,671,964
Total return of S&P 500® Index	SOFR + 0.7100%	Barclays	12/22/2026	209,622	1,415,286,666	89,004,906
					$12,904,476,658	$601,580,940

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

82

DIREXION DAILY S&P 500® HIGH BETA BEAR 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 128.6%
	Money Market Funds — 128.6%
11,154,321	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$11,154,321
2,520,489	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(a)	2,520,489
10,805,268	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	10,805,268
	TOTAL SHORT TERM INVESTMENTS (Cost $24,480,078)(b)	$ 24,480,078
	TOTAL INVESTMENTS (Cost $24,480,078) — 128.6%	$ 24,480,078
	Liabilities in Excess of Other Assets — (28.6)%	(5,437,065)
	TOTAL NET ASSETS — 100.0%	$ 19,043,013

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $16,472,461.
SHORT TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + 0.5500%	Total return of S&P 500® High Beta Index	Bank of America Merrill Lynch	12/11/2026	297	$8,491,483	$(766,897)
SOFR + 0.5900%	Total return of S&P 500® High Beta Index	J.P. Morgan	12/16/2026	182	5,386,424	(353,207)
SOFR + 0.0000%	Total return of S&P 500® High Beta Index	UBS Securities LLC	12/17/2026	437	12,178,024	(1,627,310)
SOFR + 0.5700%	Total return of S&P 500® High Beta Index	Citibank N.A.	12/22/2026	533	15,069,829	(1,736,743)
SOFR + 0.4500%	Total return of S&P 500® High Beta Index	Barclays	12/22/2026	352	10,658,577	(474,407)
					$51,784,337	$(4,958,564)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

83

DIREXION DAILY S&P 500® HIGH BETA BULL 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 63.3%
	Accommodation — 0.6%
11,162	MGM Resorts International(a)	$434,648
	Administrative and Support Services — 0.9%
1,221	Corpay, Inc.(a)	374,200
1,370	Royal Caribbean Cruises Ltd. ADR (Liberia)	361,351
		735,551
	Air Transportation — 1.7%
7,684	Delta Air Lines, Inc.	522,435
7,625	Southwest Airlines Co.	289,140
5,426	United Continental Holdings, Inc.(a)	488,340
		1,299,915
	Apparel Manufacturing — 1.0%
3,258	Deckers Outdoor Corp.(a)	332,967
1,151	Ralph Lauren Corp.	412,795
		745,762
	Broadcasting and Content Providers — 0.6%
17,923	Warner Bros Discovery, Inc.(a)	484,817
	Chemical Manufacturing — 1.7%
2,766	Albemarle Corp.	544,072
7,681	DuPont de Nemours, Inc.	350,715
6,282	LyondellBasell Industries N.V. Class A ADR (Netherlands)	468,637
		1,363,424
	Computer and Electronic Product Manufacturing — 22.4%
2,766	Advanced Micro Devices, Inc.(a)	980,519
2,606	Amphenol Corp. Class A	383,786
1,373	Analog Devices, Inc.	552,303
1,355	Apple, Inc.	367,679
1,415	Applied Materials, Inc.	558,203
3,319	Arista Networks, Inc.(a)	573,224
1,511	Broadcom, Inc.	630,737
4,249	Dell Technologies, Inc.	887,829
4,914	GE HealthCare Technologies, Inc.	298,968
9,108	Intel Corp.(a)	860,524
1,600	Jabil Circuit, Inc.	539,984
1,639	Keysight Technologies, Inc.(a)	573,502
2,425	Lam Research Corp.	625,310
8,058	Microchip Technology, Inc.	748,669
1,575	Micron Technology, Inc.	814,527
534	Monolithic Power Systems, Inc.	862,095
3,542	NetApp, Inc.	392,347
2,715	NVIDIA Corp.	541,833
2,106	NXP Semiconductors NV ADR (Netherlands)	618,301
7,979	ON Semiconductor Corp.(a)	804,363
3,069	Qualcomm, Inc.	551,131
1,097	Seagate Technology Holdings PLC ADR (Ireland)	738,983

The accompanying notes are an integral part of these financial statements.

84

DIREXION DAILY S&P 500® HIGH BETA BULL 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Computer and Electronic Product Manufacturing — (Continued)
7,813	Skyworks Solutions, Inc.(b)	$548,238
18,252	Super Micro Computer, Inc.(a)	500,105
1,696	Teradyne, Inc.	582,525
1,713	Texas Instruments, Inc.	481,490
6,090	Trimble, Inc.(a)	409,979
1,923	Western Digital Corp.	835,582
1,951	Zebra Technologies Corp. Class A(a)	441,433
		17,704,169
	Credit Intermediation and Related Activities — 3.0%
1,087	American Express Co.	351,155
1,995	Capital One Financial Corp.	381,644
4,056	Coinbase Global, Inc.(a)	761,595
5,159	Global Payments, Inc.	371,242
6,272	Synchrony Financial	477,926
		2,343,562
	Electrical Equipment, Appliance, and Component Manufacturing — 1.0%
2,384	Emerson Electric Co.	334,809
1,836	Generac Holdings, Inc.(a)	475,946
		810,755
	Fabricated Metal Product Manufacturing — 0.5%
5,263	Stanley Black & Decker, Inc.	411,356
	Food Services and Drinking Places — 0.5%
2,168	DoorDash, Inc.(a)	365,633
	Furniture, Home Furnishings, Electronics, and Appliance Retailers — 0.5%
6,291	Best Buy Co., Inc.	380,543
	General Merchandise Retailers — 1.1%
1,922	Amazon.com, Inc.(a)	509,446
1,915	Williams-Sonoma, Inc.	347,017
		856,463
	Leather and Allied Product Manufacturing — 0.5%
2,499	Tapestry, Inc.	362,455
	Machinery Manufacturing — 0.4%
385	Parker Hannifin Corp.	350,127
	Management of Companies and Enterprises — 0.9%
22,711	Norwegian Cruise Line Holdings Ltd. ADR(a)	412,886
7,310	Smurfit WestRock PLC ADR (Ireland)	280,631
		693,517
	Merchant Wholesalers, Durable Goods — 0.8%
350	KLA-Tencor Corp.	612,623
	Mining (except Oil and Gas) — 0.5%
7,248	Freeport-McMoRan Copper & Gold, Inc.	418,789

The accompanying notes are an integral part of these financial statements.

85

DIREXION DAILY S&P 500® HIGH BETA BULL 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Miscellaneous Manufacturing — 0.8%
1,857	Align Technology, Inc.(a)	$326,851
3,906	Estee Lauder Companies, Inc. Class A	299,629
		626,480
	Motor Vehicle and Parts Dealers — 1.0%
1,943	Carvana Co.(a)	769,039
	Oil and Gas Extraction — 0.8%
16,323	APA Corp.(b)	664,836
	Professional, Scientific, and Technical Services — 5.3%
1,357	AppLovin Corp.(a)	605,697
2,356	Charles River Laboratories International, Inc.(a)	393,381
993	Eaton Corporation PLC ADR (Ireland)	429,979
2,075	EPAM Systems, Inc.(a)	236,094
620	Meta Platforms, Inc.	379,384
9,339	Moderna, Inc.(a)	429,034
2,606	Oracle Corp.	420,582
4,379	Palantir Technologies, Inc.(a)	609,163
3,688	ServiceNow, Inc.(a)	325,687
15,930	The Trade Desk, Inc.(a)	375,789
		4,204,790
	Publishing Industries — 3.7%
8,771	Block, Inc.(a)	618,443
1,258	Cadence Design Systems, Inc.(a)	414,624
1,055	CrowdStrike Holdings, Inc.(a)	470,266
2,895	Datadog, Inc.(a)	382,690
19,781	Hewlett Packard Enterprise Co.	569,100
895	Synopsys, Inc.(a)	431,927
		2,887,050
	Rental and Leasing Services — 0.5%
436	United Rentals, Inc.	418,490
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 6.0%
3,753	Apollo Global Management, Inc.(b)	483,086
3,449	Ares Management Corp.	404,913
12,457	Dow, Inc.	504,384
408	Goldman Sachs Group, Inc.	376,898
6,388	Interactive Brokers Group, Inc. Class A	507,846
16,712	Invesco Ltd. ADR	438,022
4,928	KKR & Co., Inc.	514,187
2,176	Morgan Stanley	414,724
9,645	Robinhood Markets, Inc.(a)	703,024
3,292	The Blackstone Group, Inc.	413,409
		4,760,493

The accompanying notes are an integral part of these financial statements.

86

DIREXION DAILY S&P 500® HIGH BETA BULL 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Specialty Trade Contractors — 1.4%
371	Comfort Systems USA, Inc.	$682,733
478	EMCOR Group, Inc.	426,218
		1,108,951
	Support Activities for Transportation — 0.6%
1,863	Expedia, Inc.	462,713
	Transportation Equipment Manufacturing — 0.7%
1,518	Tesla, Inc.(a)	579,314
	Utilities — 3.4%
1,855	Constellation Energy Corp.	580,615
589	GE Vernova, Inc.	638,158
3,052	NRG Energy, Inc.	474,830
934	Texas Pacific Land Corp.	414,388
3,488	Vistra Corp.	550,546
		2,658,537
	Water Transportation — 0.5%
15,694	Carnival Corp. ADR (Panama)	416,048
	TOTAL COMMON STOCKS (Cost $39,027,410)	$49,930,850
	SHORT TERM INVESTMENTS — 37.4%
	Money Market Funds — 37.4%
19,124,382	Dreyfus Government Cash Management Institutional Shares, 3.53%(c)(d)	$19,124,382
4,080,043	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(c)	4,080,043
6,311,524	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(c)	6,311,524
	TOTAL SHORT TERM INVESTMENTS (Cost $29,515,949)	$29,515,949
	TOTAL INVESTMENTS (Cost $68,543,359) — 100.7%(e)	$79,446,799
	Liabilities in Excess of Other Assets — (0.7)%	(540,430)
	TOTAL NET ASSETS — 100.0%	$78,906,369

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $48,644,496.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

87

DIREXION DAILY S&P 500® HIGH BETA BULL 3X ETF
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® High Beta Index	SOFR + 0.8000%	J.P. Morgan	12/16/2026	358	$9,935,169	$1,285,803
Total return of S&P 500® High Beta Index	SOFR + 0.4200%	UBS Securities LLC	12/17/2026	2,553	69,760,037	10,658,884
Total return of S&P 500® High Beta Index	SOFR + 0.7700%	Citibank N.A.	12/22/2026	1,650	46,586,540	5,338,217
Total return of S&P 500® High Beta Index	SOFR + 0.6800%	Barclays	12/22/2026	1,328	37,664,351	4,280,252
					$163,946,097	$21,563,156

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

88

DIREXION DAILY S&P BIOTECH BEAR 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 110.3%
	Money Market Funds — 110.3%
30,397,300	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$30,397,300
3,863,995	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	3,863,995
9,987,306	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(a)	9,987,306
30,851,692	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	30,851,692
	TOTAL SHORT TERM INVESTMENTS (Cost $75,100,293)(b)	$75,100,293
	TOTAL INVESTMENTS (Cost $75,100,293) — 110.3%	$75,100,293
	Liabilities in Excess of Other Assets — (10.3)%	(7,014,312)
	TOTAL NET ASSETS — 100.0%	$ 68,085,981

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $47,231,536.
SHORT TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SOFR + 0.6300%	Total return of S&P Biotechnology Select Industry Index	Goldman Sachs	12/10/2026	1,548	$14,605,922	$(1,040,330)
SOFR + 0.5000%	Total return of S&P Biotechnology Select Industry Index	Bank of America Merrill Lynch	12/11/2026	2,797	26,660,272	(1,639,334)
SOFR + 0.3900%	Total return of S&P Biotechnology Select Industry Index	J.P. Morgan	12/16/2026	9,167	92,323,330	(1,154,898)
SOFR + 0.3000%	Total return of S&P Biotechnology Select Industry Index	UBS Securities LLC	12/17/2026	1,189	11,190,285	(857,663)
SOFR + 0.3500%	Total return of S&P Biotechnology Select Industry Index	Citibank N.A.	12/22/2026	249	2,430,443	(92,067)
SOFR + 0.5300%	Total return of S&P Biotechnology Select Industry Index	Barclays	12/22/2026	4,954	51,224,010	575,489
					$198,434,262	$(4,208,803)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

89

DIREXION DAILY S&P BIOTECH BULL 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 82.2%
	Administrative and Support Services — 1.1%
142,920	Hyperliquid Strategies, Inc.(a)	$860,377
16,961	Inhibrx Biosciences, Inc.(a)	2,191,531
112,975	Tango Therapeutics, Inc.(a)	2,442,520
		5,494,428
	Ambulatory Health Care Services — 2.4%
126,616	ARS Pharmaceuticals, Inc.(a)(b)	1,045,848
84,742	CareDx, Inc.(a)	1,763,481
24,696	Natera, Inc.(a)	5,091,328
23,827	Sionna Therapeutics, Inc.(a)	922,105
112,171	Veracyte, Inc.(a)	3,692,669
		12,515,431
	Apparel Manufacturing — 0.2%
380,569	Sana Biotechnology, Inc.(a)(b)	1,252,072
	Chemical Manufacturing — 54.3%
21,322	AbbVie, Inc.	4,505,765
195,542	Acadia Pharmaceuticals Inc.(a)	4,389,918
281,674	ADMA Biologics, Inc.(a)	2,887,159
110,585	Agios Pharmaceuticals, Inc.(a)	3,096,380
352,079	Akebia Therapeutics, Inc.(a)	485,869
174,823	Alkermes PLC ADR (Ireland)(a)	5,893,283
15,151	Alnylam Pharmaceuticals, Inc.(a)	4,689,083
248,923	Altimmune, Inc.(a)	647,200
12,853	Amgen, Inc.	4,450,351
132,235	Arbutus Biopharma Corp. ADR (Canada)(a)	555,387
123,926	Arcus Biosciences, Inc.(a)	3,160,113
196,991	Arcutis Biotherapeutics, Inc.(a)	4,574,131
83,558	Arrowhead Pharmaceuticals, Inc.(a)	6,139,842
186,154	Beam Therapeutics, Inc.(a)(b)	5,646,051
40,903	Bicara Therapeutics, Inc.(a)	882,687
381,305	BioCryst Pharmaceuticals, Inc.(a)	3,492,754
25,484	Biogen, Inc.(a)	4,823,612
220,160	Biohaven Ltd. ADR(a)	2,111,334
80,485	BioMarin Pharmaceutical, Inc.(a)	4,338,946
68,003	BridgeBio Pharma, Inc.(a)(b)	4,835,693
67,108	Capricor Therapeutics, Inc.(a)	2,253,487
129,949	Catalyst Pharmaceuticals, Inc.(a)	3,655,465
70,017	Celldex Therapeutics, Inc.(a)	2,302,159
134,554	Cogent Biosciences, Inc.(a)	4,815,688
210,822	Compass Therapeutics, Inc.(a)(b)	373,155
121,201	Corvus Pharmaceuticals, Inc.(a)	1,841,043
258,130	CytomX Therapeutics, Inc.(a)	1,089,309
5,472	Damora Therapeutics, Inc.(a)	140,412
162,191	Denali Therapeutics, Inc.(a)	3,036,216
33,605	Dianthus Therapeutics, Inc.(a)	2,950,519

The accompanying notes are an integral part of these financial statements.

90

DIREXION DAILY S&P BIOTECH BULL 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Chemical Manufacturing — (Continued)
91,705	Emergent BioSolutions Inc.(a)	$754,732
29,328	First Tracks Biotherapeutics, Inc.(a)	682,463
951,040	Geron Corp.(a)	1,464,602
33,255	Gilead Sciences, Inc.	4,351,084
59,651	GRAIL, Inc.(a)(b)	3,249,786
73,023	Halozyme Therapeutics, Inc.(a)	4,648,644
587,041	ImmunityBio, Inc.(a)(b)	4,167,991
168,145	Immunome, Inc.(a)	3,857,246
51,287	Incyte Corp.(a)	4,886,112
34,830	Insmed, Inc.(a)	4,748,374
215,007	Intellia Therapeutics, Inc.(a)(b)	2,898,294
329,668	Invivyd, Inc.(a)	461,535
64,911	Ionis Pharmaceuticals, Inc.(a)	4,852,746
233,156	Ironwood Pharmaceuticals, Inc.(a)	961,769
81,512	Janux Therapeutics, Inc.(a)(b)	1,171,327
61,671	KalVista Pharmaceuticals, Inc.(a)	1,644,149
19,037	Krystal Biotech, Inc.(a)(b)	4,992,644
11,249	Madrigal Pharmaceuticals, Inc.(a)	5,820,120
625,921	MannKind Corp.(a)	1,771,356
101,556	Mineralys Therapeutics, Inc.(a)	2,706,467
52,917	Mirum Pharmaceuticals, Inc.(a)	5,149,353
112,609	Monte Rosa Therapeutics, Inc.(a)	2,156,462
125,944	Myriad Genetics, Inc.(a)	598,234
37,476	Neurocrine Biosciences, Inc.(a)	4,934,465
267,379	Novavax, Inc.(a)(b)	2,118,979
141,558	Olema Pharmaceuticals, Inc.(a)	2,039,851
124,292	ORIC Pharmaceuticals, Inc.(a)	1,228,005
43,576	Oruka Therapeutics, Inc.(a)	2,981,034
57,328	Prothena Corp. PLC ADR (Ireland)(a)	634,048
73,928	PTC Therapeutics, Inc.(a)	4,809,756
6,267	Regeneron Pharmaceuticals, Inc.	4,431,145
79,519	REGENXBIO, Inc.(a)	713,285
127,521	Replimune Group, Inc.(a)	327,729
53,930	Rhythm Pharmaceuticals, Inc.(a)	4,387,745
40,551	Rigel Pharmaceuticals, Inc.(a)	1,171,924
151,991	Rocket Pharmaceuticals, Inc.(a)	528,929
164,121	Roivant Sciences Ltd. ADR (Ireland)(a)	4,682,372
175,121	Sarepta Therapeutics, Inc.(a)	3,656,526
203,377	Savara, Inc.(a)	1,065,695
112,425	Scholar Rock Holding Corp.(a)	5,240,129
268,465	SELLAS Life Sciences Group, Inc.(a)(b)	1,328,902
85,699	Soleno Therapeutics, Inc.(a)	4,526,621
61,270	Spyre Therapeutics, Inc.(a)(b)	4,561,552
64,471	Stoke Therapeutics, Inc.(a)	2,109,491
278,847	Summit Therapeutics, Inc.(a)(b)	5,984,057
134,242	Syndax Pharmaceuticals, Inc.(a)	2,876,806

The accompanying notes are an integral part of these financial statements.

91

DIREXION DAILY S&P BIOTECH BULL 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Chemical Manufacturing — (Continued)
322,791	Taysha Gene Therapies, Inc.(a)	$2,062,634
173,080	TG Therapeutics, Inc.(a)	5,846,642
164,067	Travere Therapeutics, Inc.(a)	6,910,502
103,603	Twist Bioscience Corp.(a)	6,055,595
37,514	Tyra Biosciences, Inc.(a)	1,303,612
178,057	Ultragenyx Pharmaceutical, Inc.(a)	4,396,227
97,163	uniQure N.V. ADR (Netherlands)(a)	1,938,402
8,914	United Therapeutics Corp.(a)	5,093,014
99,351	Vanda Pharmaceuticals, Inc.(a)	705,392
109,557	Vera Therapeutics, Inc.(a)	3,901,325
117,456	Verastem, Inc.(a)	641,310
63,931	Vericel Corp.(a)	2,220,324
9,860	Vertex Pharmaceuticals, Inc.(a)	4,213,967
135,757	Viking Therapeutics, Inc.(a)(b)	4,232,903
152,815	Viridian Therapeutics, Inc.(a)	2,059,946
81,350	Xencor, Inc.(a)	970,506
51,847	Zenas Biopharma, Inc.(a)(b)	1,001,684
		281,951,532
	Hospitals — 0.9%
48,521	Nuvalent, Inc.(a)	4,865,686
	Merchant Wholesalers, Durable Goods — 0.7%
196,941	Dyne Therapeutics, Inc.(a)	3,456,315
	Merchant Wholesalers, Nondurable Goods — 2.4%
16,345	Praxis Precision Medicines, Inc.(a)	5,211,276
50,321	Protagonist Therapeutics, Inc.(a)	4,980,270
162,116	Relay Therapeutics, Inc.(a)(b)	2,101,023
		12,292,569
	Miscellaneous Manufacturing — 0.3%
133,086	MiMedx Group, Inc.(a)	447,169
304,496	Ocugen, Inc.(a)	526,778
99,897	Perspective Therapeutics, Inc.(a)	389,598
		1,363,545
	Professional, Scientific, and Technical Services — 18.1%
76,847	4D Molecular Therapeutics, Inc.(a)	681,633
259,355	Absci Corp.(a)(b)	1,290,291
303,899	Allogene Therapeutics, Inc.(a)	647,305
29,328	AnaptysBio, Inc.(a)	1,927,729
154,727	Anavex Life Sciences Corp.(a)	516,788
218,784	Annexon, Inc.(a)	1,284,262
194,250	Apellis Pharmaceuticals, Inc.(a)	7,954,537
65,006	Apogee Therapeutics, Inc.(a)	5,388,347
438,991	Ardelyx, Inc.(a)	2,778,813
40,097	ArriVent Biopharma, Inc.(a)	1,246,616

The accompanying notes are an integral part of these financial statements.

92

DIREXION DAILY S&P BIOTECH BULL 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Professional, Scientific, and Technical Services — (Continued)
41,941	Celcuity, Inc.(a)	$5,089,540
73,170	CG Oncology, Inc.(a)	4,883,366
97,235	Crispr Therapeutics AG ADR (Switzerland)(a)(b)	5,089,280
74,789	Cullinan Therapeutics, Inc.(a)	975,996
76,297	Cytokinetics, Inc.(a)(b)	4,880,719
271,194	Erasca, Inc.(a)	2,888,216
116,281	Exelixis, Inc.(a)	5,169,853
93,300	IDEAYA Biosciences, Inc.(a)(b)	2,715,030
76,962	Kodiak Sciences, Inc.(a)	3,346,308
144,395	Kura Oncology, Inc.(a)	1,275,008
59,553	Kymera Therapeutics, Inc.(a)(b)	4,827,962
108,595	Lexeo Therapeutics, Inc.(a)	618,449
86,741	Moderna, Inc.(a)	3,984,882
160,937	Nurix Therapeutics, Inc.(a)	2,687,648
15,705	Palvella Therapeutics, Inc.(a)(b)	2,015,266
343,575	Precigen, Inc.(a)	1,429,272
232,034	Prime Medicine, Inc.(a)(b)	822,561
958,574	Recursion Pharmaceuticals, Inc.(a)(b)	3,316,666
48,748	Revolution Medicines, Inc.(a)	7,025,562
84,388	Vaxcyte, Inc.(a)(b)	4,830,369
144,675	Vir Biotechnology, Inc.(a)	1,477,855
54,358	Vor BioPharma, Inc.(a)	778,950
		93,845,079
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 1.5%
57,978	Disc Medicine, Inc.(a)(b)	3,823,649
147,047	Immunovant, Inc.(a)(b)	3,991,591
		7,815,240
	Support Activities for Transportation — 0.3%
466,051	Iovance Biotherapeutics, Inc.(a)	1,565,931
	TOTAL COMMON STOCKS (Cost $408,080,800)	$426,417,828

The accompanying notes are an integral part of these financial statements.

93

DIREXION DAILY S&P BIOTECH BULL 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 16.4%
	Money Market Funds — 16.4%
40,990,416	Dreyfus Government Cash Management Institutional Shares, 3.53%(c)(d)	$40,990,416
9,422,419	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(c)	9,422,419
34,559,954	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(c)	34,559,954
	TOTAL SHORT TERM INVESTMENTS (Cost $84,972,789)	$84,972,789
	TOTAL INVESTMENTS (Cost $493,053,589) — 98.6%(e)	$511,390,617
	Other Assets in Excess of Liabilities — 1.4%	7,496,319
	TOTAL NET ASSETS — 100.0%	$518,886,936

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $360,559,955.
ADR - American Depository Receipt
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P Biotechnology Select Industry Index	SOFR + 0.6400%	BNP Paribas	12/04/2026	2,129	$20,426,818	$1,058,893
Total return of S&P Biotechnology Select Industry Index	SOFR + 0.8500%	Goldman Sachs	12/10/2026	6,011	56,715,889	3,990,279
Total return of S&P Biotechnology Select Industry Index	SOFR + 0.7000%	Bank of America Merrill Lynch	12/11/2026	15,532	148,732,258	8,192,880
Total return of S&P Biotechnology Select Industry Index	SOFR + 0.6000%	J.P. Morgan	12/16/2026	18,544	182,067,369	6,677,267
Total return of S&P Biotechnology Select Industry Index	SOFR + 0.7000%	UBS Securities LLC	12/17/2026	25,717	242,035,803	18,158,580
Total return of S&P Biotechnology Select Industry Index	SOFR + 0.6400%	Citibank N.A.	12/22/2026	8,962	86,113,348	4,537,526
Total return of S&P Biotechnology Select Industry Index	SOFR + 0.7700%	Barclays	12/22/2026	33,237	330,330,858	9,331,156
					$1,066,422,343	$51,946,581

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

94

DIREXION DAILY SEMICONDUCTOR BEAR 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 168.2%
	Money Market Funds — 168.2%
890,322,288	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$890,322,288
247,535,283	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	247,535,283
257,485,262	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(a)	257,485,262
1,718,165,250	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	1,718,165,250
	TOTAL SHORT TERM INVESTMENTS (Cost $3,113,508,083)(b)	$3,113,508,083
	TOTAL INVESTMENTS (Cost $3,113,508,083) — 168.2%	$3,113,508,083
	Liabilities in Excess of Other Assets — (68.2)%	(1,262,147,327)
	TOTAL NET ASSETS — 100.0%	$1,851,360,756

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,518,326,943.
SHORT TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + 0.1500%	Total return of ICE Semiconductor Index	BNP Paribas	12/04/2026	162,273	$294,267,268	$(86,787,961)
SOFR + 0.6800%	Total return of ICE Semiconductor Index	Goldman Sachs	12/10/2026	198,588	435,346,568	(32,768,499)
SOFR + 0.7800%	Total return of ICE Semiconductor Index	Bank of America Merrill Lynch	12/11/2026	1,019,633	1,851,123,330	(545,241,822)
SOFR + 0.3300%	Total return of ICE Semiconductor Index	Societe Generale	12/14/2026	100,000	152,679,001	(81,217,537)
SOFR + 0.6200%	Total return of ICE Semiconductor Index	J.P. Morgan	12/16/2026	237,227	393,171,466	(162,265,211)
SOFR + 0.5000%	Total return of ICE Semiconductor Index	UBS Securities LLC	12/17/2026	169,919	310,790,347	(87,913,275)
SOFR + 0.6900%	Total return of ICE Semiconductor Index	Citibank N.A.	12/22/2026	250,365	532,125,463	(56,636,784)
SOFR + 0.6800%	Total return of ICE Semiconductor Index	Barclays	12/22/2026	216,917	336,698,567	(170,450,926)
					$4,306,202,010	$(1,223,282,015)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

95

DIREXION DAILY SEMICONDUCTOR BULL 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 56.7%
	Computer and Electronic Product Manufacturing — 48.0%
2,178,084	Advanced Micro Devices, Inc.(a)	$772,108,997
822,382	Analog Devices, Inc.	330,811,383
1,171,558	Applied Materials, Inc.	462,167,915
3,111,237	ASE Technology Holding Co., Ltd. ADR (Taiwan)	97,723,954
821,550	Astera Labs, Inc.(a)	159,988,647
1,830,018	Broadcom, Inc.	763,904,414
977,173	Credo Technology Group Holding Ltd. ADR(a)	170,037,874
6,412,640	Intel Corp.(a)	605,866,227
1,250,604	Lam Research Corp.	322,480,747
404,982	MACOM Technology Solutions Holdings, Inc.(a)	114,046,981
3,207,530	Microchip Technology, Inc.	298,011,612
1,418,630	Micron Technology, Inc.	733,658,691
256,818	Monolithic Power Systems, Inc.	414,609,547
3,301,549	NVIDIA Corp.	658,890,134
1,287,362	NXP Semiconductors NV ADR (Netherlands)	377,956,610
2,370,132	ON Semiconductor Corp.(a)	238,933,007
2,055,189	Qualcomm, Inc.	369,070,841
646,381	Rambus, Inc.(a)	74,404,917
906,752	Skyworks Solutions, Inc.	63,626,788
1,220,602	STMicroelectronics NV ADR (Netherlands)	67,303,994
716,844	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	283,913,235
914,467	Teradyne, Inc.	314,091,980
1,378,357	Texas Instruments, Inc.	387,428,586
4,330,729	United Microelectronics Corp. ADR (Taiwan)(b)	56,559,321
		8,137,596,402
	Machinery Manufacturing — 2.2%
185,182	ASML Holding NV ADR (Netherlands)	266,475,046
192,276	Nova Ltd. ADR (Israel)(a)	96,220,679
		362,695,725
	Management of Companies and Enterprises — 0.3%
257,003	ARM Holdings PLC ADR (United Kingdom)(a)(b)	54,052,871
	Merchant Wholesalers, Durable Goods — 2.7%
911,614	Entegris, Inc.	128,883,987
191,462	KLA-Tencor Corp.	335,125,512
		464,009,499
	Professional, Scientific, and Technical Services — 3.5%
3,580,030	Marvell Technology, Inc.	591,241,955
	TOTAL COMMON STOCKS (Cost $8,409,758,274)	$9,609,596,451

The accompanying notes are an integral part of these financial statements.

96

DIREXION DAILY SEMICONDUCTOR BULL 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 39.0%
	Money Market Funds — 39.0%
881,751,587	Dreyfus Government Cash Management Institutional Shares, 3.53%(c)(d)	$881,751,587
3,312,310,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(c)	3,312,310,000
945,555,384	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(c)	945,555,384
1,467,000,000	JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Shares, 3.54%(c)	1,467,000,000
	TOTAL SHORT TERM INVESTMENTS (Cost $6,606,616,971)	$6,606,616,971
	TOTAL INVESTMENTS (Cost $15,016,375,245) — 95.7%(e)	$16,216,213,422
	Other Assets in Excess of Liabilities — 4.3%	733,540,577
	TOTAL NET ASSETS — 100.0%	$16,949,753,999

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,262,567,820.
ADR - American Depository Receipt
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of ICE Semiconductor Index	SOFR + 0.9900%	BNP Paribas	12/04/2026	1,130,015	$2,076,897,961	$574,510,985
Total return of ICE Semiconductor Index	SOFR + 0.9400%	Goldman Sachs	12/10/2026	3,214,020	6,714,566,450	855,476,505
Total return of ICE Semiconductor Index	SOFR + 0.9800%	Bank of America Merrill Lynch	12/11/2026	1,858,020	2,969,520,578	1,366,133,188
Total return of ICE Semiconductor Index	SOFR + 0.5300%	Societe Generale	12/14/2026	100,000	152,679,000	80,781,282
Total return of ICE Semiconductor Index	SOFR + 0.9200%	J.P. Morgan	12/16/2026	1,103,745	1,795,439,200	788,093,396
Total return of ICE Semiconductor Index	SOFR + 0.9100%	UBS Securities LLC	12/17/2026	1,377,148	2,005,044,859	1,214,775,393
Total return of ICE Semiconductor Index	SOFR + 0.9400%	Citibank N.A.	12/22/2026	4,577,879	10,773,561,895	19,647,861
Total return of ICE Semiconductor Index	SOFR + 0.9200%	Barclays	12/22/2026	4,124,361	6,417,857,147	3,221,340,226
					$32,905,567,090	$8,120,758,836

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

97

DIREXION DAILY SMALL CAP BEAR 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 122.5%
	Money Market Funds — 122.5%
149,473,304	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$149,473,304
29,806,632	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	29,806,632
59,994,212	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(a)	59,994,212
86,257,142	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	86,257,142
	TOTAL SHORT TERM INVESTMENTS (Cost $325,531,290)(b)	$325,531,290
	TOTAL INVESTMENTS (Cost $325,531,290) — 122.5%	$325,531,290
	Liabilities in Excess of Other Assets — (22.5)%	(59,689,566)
	TOTAL NET ASSETS — 100.0%	$265,841,724

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $203,004,584.
SHORT TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + 0.3400%	Total return of Russell 2000® Index	BNP Paribas	12/04/2026	22,515	$56,989,045	$(5,394,799)
SOFR + 0.4500%	Total return of Russell 2000® Index	Bank of America Merrill Lynch	12/11/2026	8,710	22,564,170	(1,559,103)
SOFR + 0.2000%	Total return of Russell 2000® Index	Societe Generale	12/14/2026	51,000	130,124,306	(11,342,637)
SOFR + 0.3300%	Total return of Russell 2000® Index	J.P. Morgan	12/16/2026	59,915	152,813,022	(13,602,021)
SOFR + 0.2100%	Total return of Russell 2000® Index	UBS Securities LLC	12/17/2026	17,565	43,777,162	(4,196,914)
SOFR + 0.3000%	Total return of Russell 2000® Index	Citibank N.A.	12/22/2026	59,212	157,924,835	(6,888,085)
SOFR + 0.3000%	Total return of Russell 2000® Index	Barclays	12/22/2026	65,938	178,851,379	(4,942,021)
					$743,043,919	$(47,925,580)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

98

DIREXION DAILY SMALL CAP BULL 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	INVESTMENT COMPANIES — 70.0%
3,776,638	iShares Russell 2000 ETF(a)(b)	$ 1,049,792,065
	TOTAL INVESTMENT COMPANIES (Cost $843,392,740)	$ 1,049,792,065
	SHORT TERM INVESTMENTS — 31.7%
	Money Market Funds — 31.7%
252,171,351	Dreyfus Government Cash Management Institutional Shares, 3.53%(c)(d)	$252,171,351
21,050,000	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(c)	21,050,000
203,041,028	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(c)	203,041,028
	TOTAL SHORT TERM INVESTMENTS (Cost $476,262,379)	$476,262,379
	TOTAL INVESTMENTS (Cost $1,319,655,119) — 101.7%(e)	$ 1,526,054,444
	Liabilities in Excess of Other Assets — (1.7)%	(25,705,855)
	TOTAL NET ASSETS — 100.0%	$ 1,500,348,589

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,285,489,159.
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Russell 2000® Index	SOFR + 0.5900%	BNP Paribas	04-12-2026	124,895	$316,129,103	$29,531,190
Total return of Russell 2000® Index	SOFR + 0.6500%	Bank of America Merrill Lynch	11-12-2026	224,828	576,022,899	46,496,075
Total return of Russell 2000® Index	SOFR + 0.4100%	Societe Generale	14-12-2026	55,000	140,330,135	12,120,142
Total return of Russell 2000® Index	SOFR + 0.5500%	J.P. Morgan	16-12-2026	194,279	491,655,454	46,579,206
Total return of Russell 2000® Index	SOFR + 0.6500%	UBS Securities LLC	17-12-2026	116,599	291,250,540	32,002,258
Total return of Russell 2000® Index	SOFR + 0.5500%	Citibank N.A.	22-12-2026	230,636	581,039,016	59,781,685
Total return of Russell 2000® Index	SOFR + 0.5400%	Barclays	22-12-2026	286,415	743,163,695	55,262,128
					$ 3,139,590,842	$ 281,772,684

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

99

DIREXION DAILY TECHNOLOGY BEAR 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 113.0%
	Money Market Funds — 113.0%
57,331,185	Dreyfus Government Cash Management Institutional Shares, 3.53%(a)	$57,331,185
7,042,734	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(a)	7,042,734
3,688,704	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(a)	3,688,704
28,088,226	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(a)	28,088,226
	TOTAL SHORT TERM INVESTMENTS (Cost $96,150,849)(b)	$96,150,849
	TOTAL INVESTMENTS (Cost $96,150,849) — 113.0%	$96,150,849
	Liabilities in Excess of Other Assets — (13.0)%	(11,075,604)
	TOTAL NET ASSETS — 100.0%	$85,075,245

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at April 30, 2026.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $68,152,033.
SHORT TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
SOFR + 0.3500%	Total return of Technology Select Sector Index	BNP Paribas	12/04/2026	25,763	$78,165,603	$(4,175,236)
SOFR + 0.5100%	Total return of Technology Select Sector Index	Goldman Sachs	12/10/2026	4,462	13,293,904	(846,297)
SOFR + 0.6000%	Total return of Technology Select Sector Index	Bank of America Merrill Lynch	12/11/2026	7,163	21,474,784	(1,250,908)
SOFR + 0.3300%	Total return of Technology Select Sector Index	Societe Generale	12/14/2026	5,000	14,459,598	(1,410,813)
SOFR + 0.6000%	Total return of Technology Select Sector Index	J.P. Morgan	12/16/2026	4,397	12,593,140	(1,353,518)
SOFR + 0.3500%	Total return of Technology Select Sector Index	UBS Securities LLC	12/17/2026	5,973	16,752,593	(2,221,332)
SOFR + 0.3500%	Total return of Technology Select Sector Index	Citibank N.A.	12/22/2026	22,327	66,966,847	(4,320,864)
SOFR + 0.4500%	Total return of Technology Select Sector Index	Barclays	12/22/2026	4,382	12,968,249	(991,100)
					$236,674,718	$(16,570,068)

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

100

DIREXION DAILY TECHNOLOGY BULL 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 69.5%
	Administrative and Support Services — 0.2%
17,246	Gartner, Inc.(a)	$2,560,858
51,265	Qnity Electronics, Inc.	7,210,935
		9,771,793
	Computer and Electronic Product Manufacturing — 50.0%
399,051	Advanced Micro Devices, Inc.(a)	141,459,589
300,858	Amphenol Corp. Class A	44,307,358
119,594	Analog Devices, Inc.	48,107,882
1,475,310	Apple, Inc.	400,325,368
194,269	Applied Materials, Inc.	76,637,178
252,735	Arista Networks, Inc.(a)	43,649,862
476,449	Broadcom, Inc.	198,884,106
967,054	Cisco Systems, Inc.	88,485,441
72,741	Dell Technologies, Inc.	15,199,232
26,265	First Solar, Inc.(a)	5,302,641
154,705	Fortinet, Inc.(a)	13,043,179
224,683	HP, Inc.	4,686,887
1,149,198	Intel Corp.(a)	108,576,227
228,777	International Business Machines Corp.	52,842,911
25,846	Jabil Circuit, Inc.	8,722,767
41,979	Keysight Technologies, Inc.(a)	14,688,872
305,644	Lam Research Corp.	78,813,362
17,473	Lumentum Holdings, Inc.(a)	15,766,237
132,448	Microchip Technology, Inc.	12,305,744
275,473	Micron Technology, Inc.	142,463,617
11,924	Monolithic Power Systems, Inc.	19,250,225
40,546	Motorola Solutions, Inc.	17,800,910
48,474	NetApp, Inc.	5,369,465
2,441,910	NVIDIA Corp.	487,331,979
61,597	NXP Semiconductors NV ADR (Netherlands)	18,084,263
96,437	ON Semiconductor Corp.(a)	9,721,814
197,783	Palto Alto Networks, Inc.(a)	35,466,448
261,151	Qualcomm, Inc.	46,897,497
26,089	Roper Technologies, Inc.	9,256,638
36,124	Sandisk Corp.(a)	39,610,327
53,375	Seagate Technology Holdings PLC ADR (Ireland)	35,955,535
36,807	Skyworks Solutions, Inc.(b)	2,582,747
123,149	Super Micro Computer, Inc.(a)	3,374,283
11,491	Teledyne Technologies, Inc.(a)	7,421,462
38,330	Teradyne, Inc.	13,165,205
222,126	Texas Instruments, Inc.	62,435,176
58,232	Trimble, Inc.(a)	3,920,178
82,983	Western Digital Corp.	36,057,773
12,038	Zebra Technologies Corp. Class A(a)	2,723,718
		2,370,694,103

The accompanying notes are an integral part of these financial statements.

101

DIREXION DAILY TECHNOLOGY BULL 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services — 0.3%
45,885	Coherent Corp.(a)	$14,669,893
	Merchant Wholesalers, Durable Goods — 1.5%
32,084	KLA-Tencor Corp.	56,158,230
71,823	TE Connectivity PLC ADR (Ireland)	15,202,056
		71,360,286
	Nonmetallic Mineral Product Manufacturing — 0.7%
191,088	Corning, Inc.	31,384,293
	Professional, Scientific, and Technical Services — 5.9%
150,600	Accenture PLC Class A ADR (Ireland)	26,913,726
66,331	AppLovin Corp.(a)	29,606,842
31,866	CDW Corp.	4,362,774
34,473	Ciena Corp.(a)	18,187,265
117,050	Cognizant Technology Solutions Corp. Class A	6,191,945
13,522	EPAM Systems, Inc.(a)	1,538,533
13,837	F5 Networks, Inc.(a)	4,481,804
33,077	GoDaddy, Inc.(a)	2,870,753
415,032	Oracle Corp.	66,982,015
559,104	Palantir Technologies, Inc.(a)	77,776,957
29,129	PTC, Inc.(a)	3,970,283
256,015	ServiceNow, Inc.(a)	22,608,685
20,202	VeriSign, Inc.	5,427,469
52,134	Workday, Inc.(a)	6,381,202
		277,300,253
	Publishing Industries — 10.9%
100,472	Adobe, Inc.(a)	24,726,159
35,213	Akamai Technologies, Inc.(a)	3,626,235
51,887	Autodesk, Inc.(a)	12,297,219
66,624	Cadence Design Systems, Inc.(a)	21,958,604
61,701	CrowdStrike Holdings, Inc.(a)	27,503,221
80,346	Datadog, Inc.(a)	10,620,938
5,805	Fair Isaac Corp.(a)	5,950,125
134,897	Gen Digital, Inc.	2,602,163
325,235	Hewlett Packard Enterprise Co.	9,357,011
68,108	Intuit, Inc.	26,459,958
746,203	Microsoft Corp.	304,286,659
229,334	Salesforce, Inc.	40,484,331
46,823	Synopsys, Inc.(a)	22,596,780
10,536	Tyler Technologies, Inc.(a)	3,594,251
		516,063,654
	TOTAL COMMON STOCKS (Cost $2,417,042,087)	$3,291,244,275

The accompanying notes are an integral part of these financial statements.

102

DIREXION DAILY TECHNOLOGY BULL 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	SHORT TERM INVESTMENTS — 30.7%
	Money Market Funds — 30.7%
358,653,459	Dreyfus Government Cash Management Institutional Shares, 3.53%(c)	$358,653,459
505,003,116	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(c)	505,003,116
157,004,574	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(c)	157,004,574
435,000,000	JPMorgan 100% U.S. Treasury Securities Money Market Fund Institutional Shares, 3.54%(c)	435,000,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,455,661,149)	$1,455,661,149
	TOTAL INVESTMENTS (Cost $3,872,703,236) — 100.2%(d)	$4,746,905,424
	Liabilities in Excess of Other Assets — (0.2)%	(10,322,314)
	TOTAL NET ASSETS — 100.0%	$4,736,583,110

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2026.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,880,397,341.
ADR - American Depository Receipt
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Technology Select Sector Index	SOFR + 0.8000%	BNP Paribas	12/04/2026	803,129	$2,313,925,640	$258,696,992
Total return of Technology Select Sector Index	SOFR + 0.6800%	Goldman Sachs	12/10/2026	763,677	2,285,429,246	142,496,538
Total return of Technology Select Sector Index	SOFR + 0.8000%	Bank of America Merrill Lynch	12/11/2026	202,082	635,155,374	11,019,978
Total return of Technology Select Sector Index	SOFR + 0.7400%	Societe Generale	12/14/2026	100,000	289,192,000	27,765,043
Total return of Technology Select Sector Index	SOFR + 0.8000%	J.P. Morgan	12/16/2026	83,667	239,624,798	25,573,951
Total return of Technology Select Sector Index	SOFR + 0.7500%	UBS Securities LLC	12/17/2026	341,364	946,807,635	138,756,169
Total return of Technology Select Sector Index	SOFR + 0.6900%	Citibank N.A.	12/22/2026	512,525	1,506,280,269	121,757,461
Total return of Technology Select Sector Index	SOFR + 0.7000%	Barclays	12/22/2026	593,003	1,636,877,831	260,346,207
					$9,853,292,793	$986,412,339

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

103

DIREXION DAILY TRANSPORTATION BULL 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 71.1%
	Administrative and Support Services — 11.6%
3,014	RXO, Inc.(a)(b)	$60,190
27,259	Uber Technologies, Inc.(a)	2,033,794
		2,093,984
	Air Transportation — 10.1%
2,105	Alaska Air Group, Inc.(a)	82,327
247	Allegiant Travel Co.(a)	18,683
12,124	American Airlines Group, Inc.(a)	141,972
9,049	Delta Air Lines, Inc.	615,242
1,556	Frontier Group Holdings, Inc.(a)	5,648
5,436	JetBlue Airways Corp.(a)	25,305
737	SkyWest, Inc.(a)	60,522
9,020	Southwest Airlines Co.	342,038
5,902	United Continental Holdings, Inc.(a)	531,180
		1,822,917
	Couriers and Messengers — 9.6%
2,865	FedEx Corp.	1,155,483
5,310	United Parcel Service, Inc. Class B	577,728
		1,733,211
	Management of Companies and Enterprises — 0.5%
982	Sun Country Airlines Holdings, Inc.(a)	15,516
1,847	U - Haul Holding Co.	88,083
		103,599
	Merchant Wholesalers, Nondurable Goods — 0.1%
2,135	FTAI Infrastructure, Inc.	13,120
	Rail Transportation — 15.1%
13,267	CSX Corp.	602,720
7,859	Union Pacific Corp.	2,117,843
		2,720,563
	Rental and Leasing Services — 1.4%
311	Avis Budget Group, Inc.(a)(b)	56,188
2,289	Hertz Global Holdings, Inc.(a)(b)	14,558
724	Ryder System, Inc.	183,730
		254,476
	Support Activities for Transportation — 13.4%
2,178	C.H. Robinson Worldwide, Inc.	395,982
2,461	Expeditors International of Washington, Inc.	363,957
408	Forward Air Corp.(a)	8,593
2,103	GXO Logistics, Inc.(a)	120,145
1,112	Hub Group, Inc.	48,739
1,372	J.B. Hunt Transport Services, Inc.	345,099
573	Matson, Inc.	99,948
1,798	Norfolk Southern Corp.	567,862
2,150	XPO, Inc.(a)	473,280
		2,423,605

The accompanying notes are an integral part of these financial statements.

104

DIREXION DAILY TRANSPORTATION BULL 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

Shares		Fair Value
	COMMON STOCKS — (Continued)
	Transit and Ground Passenger Transportation — 0.6%
7,309	Lyft, Inc.(a)	$103,422
	Transportation Equipment Manufacturing — 0.6%
11,129	Joby Aviation, Inc.(a)(b)	102,275
	Truck Transportation — 6.5%
410	ArcBest Corp.	52,304
276	Covenant Logistics Group Inc.	9,621
838	Heartland Express, Inc.(b)	11,213
2,981	Knight-Swift Transportation Holdings, Inc. Class A	193,467
1,062	Marten Transport Ltd.	16,015
2,835	Old Dominion Freight Line, Inc.	602,239
490	Saia, Inc.(a)	219,922
915	Schneider National, Inc.	28,447
1,099	Werner Enterprises, Inc.	40,520
		1,173,748
	Warehousing and Storage — 0.7%
625	Landstar System, Inc.	115,044
	Water Transportation — 0.9%
699	Genco Shipping & Trading Ltd. ADR	16,944
995	Kirby Corp.(a)	149,787
		166,731
	TOTAL COMMON STOCKS (Cost $10,993,967)
		$12,826,695
	SHORT TERM INVESTMENTS — 26.7%
	Money Market Funds — 26.7%
1,714,127	Dreyfus Government Cash Management Institutional Shares, 3.53%(c)(d)	$1,714,127
1,719,735	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(c)	1,719,735
1,379,802	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(c)	1,379,802
1	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(c)	1
	TOTAL SHORT TERM INVESTMENTS (Cost $4,813,665)	$4,813,665
	TOTAL INVESTMENTS (Cost $15,807,632) — 97.8%(e)	$17,640,360
	Other Assets in Excess of Liabilities — 2.2%	398,834
	TOTAL NET ASSETS — 100.0%	$18,039,194

The accompanying notes are an integral part of these financial statements.

105

DIREXION DAILY TRANSPORTATION BULL 3X ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2026.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,833,594.
ADR - American Depository Receipt
LONG TOTAL RETURN SWAP CONTRACTS
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P Transportation Select Industry FMC Capped Index	SOFR + 0.8500%	Goldman Sachs	12/10/2026	2,164	$15,049,035	$883,851
Total return of S&P Transportation Select Industry FMC Capped Index	SOFR + 0.9500%	Citibank N.A.	12/22/2026	1,069	7,585,297	284,910
Total return of S&P Transportation Select Industry FMC Capped Index	SOFR + 0.7000%	Barclays	12/22/2026	2,339	16,004,272	1,208,063
					$38,638,604	$2,376,824

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

106

DIREXION Daily Utilities Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 61.9%
	Utilities — 61.9%
13,217	AES Corp.	$190,986
4,771	Alliant Energy Corp.	350,335
5,130	Ameren Corp.	583,024
10,038	American Electric Power Co., Inc.	1,376,310
3,622	American Water Works Co., Inc.	465,137
3,070	Atmos Energy Corp.	583,239
12,117	CenterPoint Energy, Inc.	528,907
5,686	CMS Energy Corp.	436,344
6,698	Consolidated Edison, Inc.	746,760
5,783	Constellation Energy Corp.	1,810,079
15,849	Dominion Energy, Inc.	1,022,260
3,855	DTE Energy Co.	584,765
14,432	Duke Energy Corp.	1,869,666
7,141	Edison International	496,228
8,395	Entergy Corp.	989,854
4,272	Evergy, Inc.	353,892
6,963	Eversource Energy	492,284
18,985	Exelon Corp.	873,120
9,650	FirstEnergy Corp.	458,568
38,653	NextEra Energy, Inc.	3,783,356
8,882	NiSource, Inc.	428,823
3,941	NRG Energy, Inc.	613,141
40,793	PG&E Corp.	677,980
2,222	Pinnacle West Capital Corp.	230,466
13,730	PPL Corp.	514,051
9,264	Public Service Enterprise Group, Inc.	756,498
12,114	Sempra Energy	1,152,284
20,435	Southern Co.	1,976,064
5,911	Vistra Corp.	932,992
6,041	WEC Energy Group, Inc.(b)	712,476
10,979	Xcel Energy, Inc.	910,708
		26,900,597
	TOTAL COMMON STOCKS (Cost $23,538,684)	$ 26,900,597
	SHORT TERM INVESTMENTS — 32.6%
	Money Market Funds — 32.6%
11,484,588	Dreyfus Government Cash Management Institutional Shares, 3.53%(c)	$11,484,588
2,453,531	Dreyfus Treasury Securities Cash Management Institutional Shares, 3.52%(c)	2,453,531
2,242	Goldman Sachs Financial Square Government Fund Institutional Shares, 3.55%(c)	2,242
234,097	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 3.52%(c)	234,097
	TOTAL SHORT TERM INVESTMENTS (Cost $14,174,458)	$ 14,174,458
	TOTAL INVESTMENTS (Cost $37,713,142) — 94.5%(d)	$41,075,055
	Other Assets in Excess of Liabilities — 5.5%	2,406,444
	TOTAL NET ASSETS — 100.0%	$43,481,499

The accompanying notes are an integral part of these financial statements.

107

DIREXION Daily Utilities Bull 3X ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at April 30, 2026.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $35,753,822.
Long Total Return Swap Contracts
April 30, 2026 (Unaudited)

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Utilities Select Sector Index	SOFR + 0.7500%	Goldman Sachs	12/10/2026	15,657	$13,478,642	$1,271,280
Total return of Utilities Select Sector Index	SOFR + 0.7000%	J.P. Morgan	12/16/2026	10,404	9,377,701	468,505
Total return of Utilities Select Sector Index	SOFR + 0.6500%	UBS Securities LLC	12/17/2026	66,924	57,927,760	5,260,619
Total return of Utilities Select Sector Index	SOFR + 0.8500%	Citibank N.A.	12/22/2026	500	428,700	42,377
Total return of Utilities Select Sector Index	SOFR + 0.7000%	Barclays	12/22/2026	15,629	14,294,488	496,372
					$ 95,507,291	$7,539,153

SOFR - Secured Overnight Financing Rate was 3.63% as of April 30, 2026.
The accompanying notes are an integral part of these financial statements.

108

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)

	Direxion Daily 20+ Year Treasury Bear 3X ETF	Direxion Daily 20+ Year Treasury Bull 3X ETF	Direxion Daily 7-10 Year Treasury Bear 3X ETF	Direxion Daily 7-10 Year Treasury Bull 3X ETF
ASSETS:
Investments, at fair value (Note 2)	$175,017,303	$2,860,871,354	$10,821,892	$39,046,432
Cash	—	1,396,032	—	—
Receivable for Fund shares sold	—	8,701,067	—	4,201
Dividend and interest receivable	500,078	2,977,973	29,092	29,802
Due from broker for swap contracts	392	938	35	56
Unrealized appreciation on swap contracts	14,065,766	—	575,558	—
Prepaid expenses and other assets	38,676	49,816	9,122	5,488
Total assets	189,622,215	2,873,997,180	11,435,699	39,085,979
LIABILITIES:
Unrealized depreciation on swap contracts	—	161,707,551	—	1,477,974
Due to Adviser, net (Note 6)	63,118	973,150	5,093	13,598
Due to broker for swap contracts	13,527,723	344,755	350,527	41
Accrued expenses and other liabilities	70,994	2,099,811	14,694	26,757
Total liabilities	13,661,835	165,125,267	370,314	1,518,370
NET ASSETS	$175,960,380	$2,708,871,913	$11,065,385	$37,567,609
Net Assets Consist of:
Capital stock	$818,194,789	$5,414,639,822	$56,459,891	$58,347,336
Total distributable loss	(642,234,409)	(2,705,767,909)	(45,394,506)	(20,779,727)
Net assets	$175,960,380	$2,708,871,913	$11,065,385	$37,567,609
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$175,960,380	$2,708,871,913	$11,065,385	$37,567,609
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	4,547,044	77,798,386	800,000	1,550,000
Net assets value, redemption price and offering price per share	$38.70	$34.82	$13.83	$24.24
Cost of Investments	$175,017,303	$2,919,874,273	$10,821,892	$39,251,602

The accompanying notes are an integral part of these financial statements.

109

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Direxion Daily Aerospace & Defense Bull 3X ETF	Direxion Daily Consumer Discretionary Bull 3X ETF	Direxion Daily Dow Jones Internet Bear 3X ETF	Direxion Daily Dow Jones Internet Bull 3X ETF
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$361,717,095	$20,382,647	$10,358,154	$115,054,783
Dividend and interest receivable	372,488	23,940	35,403	144,135
Due from broker for swap contracts	7	—	—	23
Unrealized appreciation on swap contracts	16,758,496	281,569	1,121,103	7,525,437
Prepaid expenses and other assets	8,871	5,319	12,709	9,182
Total assets	378,856,957	20,693,475	11,527,369	122,733,560
LIABILITIES:
Collateral for securities loaned (Note 2)	230,456	7,409	—	2,244
Payable for Fund shares redeemed	—	—	—	10,067
Unrealized depreciation on swap contracts	5,258,236	30,227	330,042	3,720,849
Due to Adviser, net (Note 6)	143,232	10,525	6,303	40,693
Due to broker for swap contracts	7,090,002	110,000	1,124,037	6,920,000
Accrued expenses and other liabilities	178,086	24,687	8,666	50,526
Total liabilities	12,900,012	182,848	1,469,048	10,744,379
NET ASSETS	$365,956,945	$20,510,627	$10,058,321	$111,989,181
Net Assets Consist of:
Capital stock	$226,356,142	$31,687,385	$78,610,077	$175,137,395
Total distributable earnings (loss)	139,600,803	(11,176,758)	(68,551,756)	(63,148,214)
Net assets	$365,956,945	$20,510,627	$10,058,321	$111,989,181
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$365,956,945	$20,510,627	$10,058,321	$111,989,181
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	5,950,001	450,001	496,780	4,750,001
Net assets value, redemption price and offering price per share	$61.51	$45.58	$20.25	$23.58
Cost of Investments	$319,145,141	$18,137,614	$10,358,154	$101,756,085
*Value of securities loaned	$2,597,983	$7,263	$—	$238,051

The accompanying notes are an integral part of these financial statements.

110

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Direxion Daily Financial Bear 3X ETF	Direxion Daily Financial Bull 3X ETF	Direxion Daily FTSE China Bear 3X ETF	Direxion Daily FTSE China Bull 3X ETF
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$124,258,326	$2,077,329,084	$114,155,012	$838,099,965
Cash	—	824,747	—	21,339
Receivable for investments sold	—	132,856,782	—	—
Dividend and interest receivable	501,947	3,105,340	321,959	1,271,772
Due from broker for swap contracts	7,812	403	—	—
Unrealized appreciation on swap contracts	12,495,611	41,840,549	18,985,686	2,550,064
Prepaid expenses and other assets	13,433	83,975	11,950	25,793
Total assets	137,277,129	2,256,040,880	133,474,607	841,968,933
LIABILITIES:
Payable for Fund shares redeemed	—	96,477,525	—	—
Unrealized depreciation on swap contracts	3,006,213	149,842,031	—	74,158,776
Due to Adviser, net (Note 6)	46,112	779,921	40,786	283,747
Due to broker for swap contracts	13,967,215	38,277,178	23,327,375	1,161,627
Payable to Custodian	118,172	—	—	—
Accrued expenses and other liabilities	59,442	1,060,863	100,658	561,957
Total liabilities	17,197,154	286,437,518	23,468,819	76,166,107
NET ASSETS	$120,079,975	$1,969,603,362	$110,005,788	$765,802,826
Net Assets Consist of:
Capital stock	$3,424,102,843	$1,872,099,145	$461,187,452	$1,456,914,836
Total distributable earnings (loss)	(3,304,022,868)	97,504,217	(351,181,664)	(691,112,010)
Net assets	$120,079,975	$1,969,603,362	$110,005,788	$765,802,826
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$120,079,975	$1,969,603,362	$110,005,788	$765,802,826
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	2,779,993	14,299,289	4,059,937	21,992,767
Net assets value, redemption price and offering price per share	$43.19	$137.74	$27.10	$34.82
Cost of Investments	$124,258,326	$1,853,110,125	$114,155,012	$850,823,583
*Value of securities loaned	$—	$1,827,452	$—	$—

The accompanying notes are an integral part of these financial statements.

111

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Direxion Daily FTSE Europe Bull 3X ETF	Direxion Daily Healthcare Bull 3X ETF	Direxion Daily Homebuilders & Supplies Bull 3X ETF	Direxion Daily Industrials Bull 3X ETF
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$54,523,401	$152,186,628	$581,349,729	$51,344,045
Cash	—	—	—	—
Receivable for investments sold	1,742,584	—	—	—
Dividend and interest receivable	88,886	261,705	907,667	54,155
Due from broker for swap contracts	3,079,485	—	345,892	—
Unrealized appreciation on swap contracts	1,992,266	—	21,012,338	9,135,822
Prepaid expenses and other assets	7,301	11,048	8,404	5,372
Total assets	61,433,923	152,459,381	603,624,030	60,539,394
LIABILITIES:
Collateral for securities loaned (Note 2)	3	—	15,885	—
Payable for Fund shares redeemed	—	—	6,649,821	—
Unrealized depreciation on swap contracts	192,255	14,033,307	22,605,864	—
Due to Adviser, net (Note 6)	22,084	47,013	224,026	18,363
Due to broker for swap contracts	1,622,952	—	10,841,959	6,288,000
Accrued expenses and other liabilities	16,524	83,275	272,821	24,382
Total liabilities	1,853,818	14,163,595	40,610,376	6,330,745
NET ASSETS	$59,580,105	$138,295,786	$563,013,654	$54,208,649
Net Assets Consist of:
Capital stock	$59,846,407	$165,355,285	$814,703,548	$33,187,296
Total distributable earnings (loss)	(266,302)	(27,059,499)	(251,689,894)	21,021,353
Net assets	$59,580,105	$138,295,786	$563,013,654	$54,208,649
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$59,580,105	$138,295,786	$563,013,654	$54,208,649
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,350,001	1,550,008	12,700,000	600,001
Net assets value, redemption price and offering price per share	$44.13	$89.22	$44.33	$90.35
Cost of Investments	$52,791,664	$141,325,515	$585,233,066	$48,066,453
*Value of securities loaned	$16,518,863	$208,586	$4,933,483	$27,764

The accompanying notes are an integral part of these financial statements.

112

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Direxion Daily Mid Cap Bull 3X ETF	Direxion Daily MSCI Emerging Markets Bear 3X ETF	Direxion Daily MSCI Emerging Markets Bull 3X ETF	Direxion Daily MSCI Mexico Bull 3X ETF
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$80,790,229	$45,790,250	$186,033,572	$24,482,536
Dividend and interest receivable	79,508	95,492	485,506	42,776
Due from broker for swap contracts	799	—	4,361	—
Unrealized appreciation on swap contracts	11,792,422	—	52,428,218	3,676,590
Prepaid expenses and other assets	6,472	15,531	13,558	13,581
Total assets	92,669,430	45,901,273	238,965,215	28,215,483
LIABILITIES:
Collateral for securities loaned (Note 2)	289,289	—	—	3,210,900
Payable for Fund shares redeemed	—	2,014,239	—	—
Unrealized depreciation on swap contracts	—	8,504,083	—	—
Due to Adviser, net (Note 6)	30,522	12,880	71,437	15,858
Due to broker for swap contracts	8,675,704	427,205	41,009,000	3,536,000
Accrued expenses and other liabilities	43,955	10,267	55,017	11,632
Total liabilities	9,039,470	10,968,674	41,135,454	6,774,390
NET ASSETS	$83,629,960	$34,932,599	$197,829,761	$21,441,093
Net Assets Consist of:
Capital stock	$71,637,310	$402,207,189	$365,806,648	$12,745,475
Total distributable earnings (loss)	11,992,650	(367,274,590)	(167,976,887)	8,695,618
Net assets	$83,629,960	$34,932,599	$197,829,761	$21,441,093
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$83,629,960	$34,932,599	$197,829,761	$21,441,093
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,300,132	1,734,439	2,531,598	716,025
Net assets value, redemption price and offering price per share	$64.32	$20.14	$78.14	$29.94
Cost of Investments	$71,852,806	$45,790,250	$185,888,689	$23,747,577
*Value of securities loaned	$3,912,434	$—	$—	$3,144,180

The accompanying notes are an integral part of these financial statements.

113

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Direxion Daily MSCI South Korea Bull 3X ETF	Direxion Daily Pharmaceutical & Medical Bull 3X ETF	Direxion Daily Real Estate Bear 3X ETF	Direxion Daily Real Estate Bull 3X ETF
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$1,480,920,076	$12,536,124	$39,608,300	$45,138,088
Receivable for investments sold	—	—	—	21,872
Dividend and interest receivable	1,835,783	13,677	108,980	47,125
Due from broker for swap contracts	3,938,045	—	2,375	2,125
Unrealized appreciation on swap contracts	648,441,882	1,026,681	—	8,367,707
Prepaid expenses and other assets	86,610	10,033	42,482	8,329
Total assets	2,135,222,396	13,586,515	39,762,137	53,585,246
LIABILITIES:
Collateral for securities loaned (Note 2)	—	158,603	—	—
Payable for Fund shares redeemed	93,085,992	—	—	—
Payable for investments purchased	—	—	—	21,702
Unrealized depreciation on swap contracts	—	—	6,986,930	—
Due to Adviser, net (Note 6)	577,744	6,043	21,469	17,847
Due to broker for swap contracts	489,712,226	519,001	137,690	6,670,000
Accrued expenses and other liabilities	256,362	9,800	15,257	19,758
Total liabilities	583,632,324	693,447	7,161,346	6,729,307
NET ASSETS	$1,551,590,072	$12,893,068	$32,600,791	$46,855,939
Net Assets Consist of:
Capital stock	$563,250,763	$18,190,202	$234,551,617	$57,326,372
Total distributable earnings (loss)	988,339,309	(5,297,134)	(201,950,826)	(10,470,433)
Net assets	$1,551,590,072	$12,893,068	$32,600,791	$46,855,939
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$1,551,590,072	$12,893,068	$32,600,791	$46,855,939
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	2,629,924	1,050,001	1,684,045	4,300,000
Net assets value, redemption price and offering price per share	$589.98	$12.28	$19.36	$10.90
Cost of Investments	$1,344,586,488	$12,136,878	$39,608,300	$44,414,696
*Value of securities loaned	$—	$1,033,725	$—	$—

The accompanying notes are an integral part of these financial statements.

114

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Direxion Daily Regional Banks Bull 3X ETF	Direxion Daily Retail Bull 3X ETF	Direxion Daily S&P 500® Bear 3X ETF	Direxion Daily S&P 500® Bull 3X ETF
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$483,008,179	$33,644,959	$431,369,536	$5,793,229,473
Cash	—	—	—	2,560,088
Receivable for Fund shares sold	—	60,563	1,502,202	—
Receivable for investments sold	—	—	—	37
Dividend and interest receivable	660,296	40,224	1,263,415	6,493,255
Due from broker for swap contracts	11,384	—	453	5,909,747
Unrealized appreciation on swap contracts	52,406,484	1,215,505	—	601,580,940
Prepaid expenses and other assets	17,116	20,436	44,299	94,181
Total assets	536,103,459	34,981,687	434,179,905	6,409,867,721
LIABILITIES:
Collateral for securities loaned (Note 2)	907,789	387,213	—	840,292
Payable for Fund shares redeemed	—	1,761,855	4,506,606	—
Payable for investments purchased	—	—	—	46,734
Unrealized depreciation on swap contracts	—	629,704	42,075,600	—
Due to Adviser, net (Note 6)	181,447	20,086	153,004	1,767,671
Due to broker for swap contracts	38,623,048	710,000	2,165,411	474,630,633
Payable to Custodian	121,363	—	—	—
Accrued expenses and other liabilities	221,623	14,310	205,939	3,211,459
Total liabilities	40,055,270	3,523,168	49,106,560	480,496,789
NET ASSETS	$496,048,189	$31,458,519	$385,073,345	$5,929,370,932
Net Assets Consist of:
Capital stock	$290,356,641	$109,364,936	$4,131,481,303	$3,892,826,138
Total distributable earnings (loss)	205,691,548	(77,906,417)	(3,746,407,958)	2,036,544,794
Net assets	$496,048,189	$31,458,519	$385,073,345	$5,929,370,932
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$496,048,189	$31,458,519	$385,073,345	$5,929,370,932
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	4,223,935	3,571,105	12,817,252	24,050,002
Net assets value, redemption price and offering price per share	$117.44	$8.81	$30.04	$246.54
Cost of Investments	$464,711,113	$30,649,499	$431,369,536	$5,241,443,688
*Value of securities loaned	$5,317,106	$2,744,164	$—	$6,617,288

The accompanying notes are an integral part of these financial statements.

115

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Direxion Daily S&P 500® High Beta Bear 3X ETF	Direxion Daily S&P 500® High Beta Bull 3X ETF	Direxion Daily S&P Biotech Bear 3X ETF	Direxion Daily S&P Biotech Bull 3X ETF
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$24,480,078	$79,446,799	$75,100,293	$511,390,617
Receivable for Fund shares sold	—	—	739,054	—
Receivable for investments sold	—	—	—	1,112,792
Dividend and interest receivable	75,663	98,021	300,933	402,186
Due from broker for swap contracts	—	175,801	50	1,617
Unrealized appreciation on swap contracts	—	21,563,156	575,489	51,946,581
Prepaid expenses and other assets	10,812	6,711	8,325	36,828
Total assets	24,566,553	101,290,488	76,724,144	564,890,621
LIABILITIES:
Collateral for securities loaned (Note 2)	—	—	—	5,103,229
Payable for Fund shares redeemed	—	4,564,413	1,478,109	8,871,497
Unrealized depreciation on swap contracts	4,958,564	—	4,784,292	—
Due to Adviser, net (Note 6)	14,170	49,030	33,491	182,475
Due to broker for swap contracts	539,426	17,744,000	2,298,121	31,517,674
Accrued expenses and other liabilities	11,380	26,676	44,150	328,810
Total liabilities	5,523,540	22,384,119	8,638,163	46,003,685
NET ASSETS	$19,043,013	$78,906,369	$68,085,981	$518,886,936
Net Assets Consist of:
Capital stock	$235,847,709	$17,123,389	$509,770,461	$1,592,756,737
Total distributable earnings (loss)	(216,804,696)	61,782,980	(441,684,480)	(1,073,869,801)
Net assets	$19,043,013	$78,906,369	$68,085,981	$518,886,936
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$19,043,013	$78,906,369	$68,085,981	$518,886,936
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	637,473	864,370	4,606,480	2,924,486
Net assets value, redemption price and offering price per share	$29.87	$91.29	$14.78	$177.43
Cost of Investments	$24,480,078	$68,543,359	$75,100,293	$493,053,589
*Value of securities loaned	$—	$691,350	$—	$28,740,961

The accompanying notes are an integral part of these financial statements.

116

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Direxion Daily Semiconductor Bear 3X ETF	Direxion Daily Semiconductor Bull 3X ETF	Direxion Daily Small Cap Bear 3X ETF	Direxion Daily Small Cap Bull 3X ETF
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$3,113,508,083	$16,216,213,422	$325,531,290	$1,526,054,444
Cash	46,925	245,860,514	—	53,908
Receivable for Fund shares sold	81,859,625	44,504,992	989,730	127,035
Dividend and interest receivable	6,449,311	19,004,461	990,015	1,280,613
Due from broker for swap contracts	19,066	969,751,104	2,500	6,352,535
Unrealized appreciation on swap contracts	—	8,120,758,836	—	281,772,684
Prepaid expenses and other assets	26,121	140,595	23,320	57,897
Total assets	3,201,909,131	25,616,233,924	327,536,855	1,815,699,116
LIABILITIES:
Collateral for securities loaned (Note 2)	—	45,656,716	—	51,625,416
Payable for Fund shares redeemed	9,982,881	280,003,986	5,443,512	3,505,726
Payable for investments purchased	—	—	—	41,696,850
Unrealized depreciation on swap contracts	1,223,282,015	—	47,925,580	—
Due to Adviser, net (Note 6)	620,031	4,326,408	108,830	550,367
Due to broker for swap contracts	116,191,724	8,330,470,648	8,041,613	217,148,014
Payable to Custodian	—	—	52,603	—
Accrued expenses and other liabilities	471,724	6,022,167	122,993	824,154
Total liabilities	1,350,548,375	8,666,479,925	61,695,131	315,350,527
NET ASSETS	$1,851,360,756	$16,949,753,999	$265,841,724	$1,500,348,589
Net Assets Consist of:
Capital stock	$8,127,949,920	$(4,743,176,873)	$4,378,548,628	$931,571,299
Total distributable earnings (loss)	(6,276,589,164)	21,692,930,872	(4,112,706,904)	568,777,290
Net assets	$1,851,360,756	$16,949,753,999	$265,841,724	$1,500,348,589
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$1,851,360,756	$16,949,753,999	$265,841,724	$1,500,348,589
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	139,095,800	133,300,060	53,722,797	24,450,002
Net assets value, redemption price and offering price per share	$13.31	$127.15	$4.95	$61.36
Cost of Investments	$3,113,508,083	$15,016,375,245	$325,531,290	$1,319,655,119
*Value of securities loaned	$—	$46,460,504	$—	$50,571,510

The accompanying notes are an integral part of these financial statements.

117

DIREXION SHARES ETF TRUST
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Direxion Daily Technology Bear 3X ETF	Direxion Daily Technology Bull 3X ETF	Direxion Daily Transportation Bull 3X ETF	Direxion Daily Utilities Bull 3X ETF
ASSETS:
Investments, at fair value (including securities loaned*) (Note 2)	$96,150,849	$4,746,905,424	$17,640,360	$41,075,055
Cash	—	74,257	12,436	—
Receivable for Fund shares sold	5,876,281	—	—	—
Dividend and interest receivable	310,718	4,308,036	13,236	42,718
Due from broker for swap contracts	16,725	1,149,073	—	—
Unrealized appreciation on swap contracts	—	986,412,339	2,376,824	7,539,153
Prepaid expenses and other assets	10,300	70,925	30,234	5,406
Total assets	102,364,873	5,738,920,054	20,073,090	48,662,332
LIABILITIES:
Collateral for securities loaned (Note 2)	—	—	79,002	—
Payable for Fund shares redeemed	587,628	36,547,782	—	—
Unrealized depreciation on swap contracts	16,570,068	—	—	—
Due to Adviser, net (Note 6)	29,512	1,454,322	8,703	15,303
Due to broker for swap contracts	16,347	962,587,166	1,936,209	5,140,000
Payable to Custodian	40,062	—	—	—
Accrued expenses and other liabilities	46,011	1,747,674	9,982	25,530
Total liabilities	17,289,628	1,002,336,944	2,033,896	5,180,833
NET ASSETS	$85,075,245	$4,736,583,110	$18,039,194	$43,481,499
Net Assets Consist of:
Capital stock	$702,003,740	$2,356,085,551	$14,876,036	$27,873,332
Total distributable earnings (loss)	(616,928,495)	2,380,497,559	3,163,158	15,608,167
Net assets	$85,075,245	$4,736,583,110	$18,039,194	$43,481,499
CALCULATION OF NET ASSET VALUE PER SHARE:
Net assets	$85,075,245	$4,736,583,110	$18,039,194	$43,481,499
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	7,239,102	32,400,000	500,001	850,001
Net assets value, redemption price and offering price per share	$11.75	$146.19	$36.08	$51.15
Cost of Investments	$96,150,849	$3,872,703,236	$15,807,632	$37,713,142
*Value of securities loaned	$—	$1,260,531	$89,455	$102,372

The accompanying notes are an integral part of these financial statements.

118

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2026 (Unaudited)

	Direxion Daily 20+ Year Treasury Bear 3X ETF	Direxion Daily 20+ Year Treasury Bull 3X ETF	Direxion Daily 7-10 Year Treasury Bear 3X ETF	Direxion Daily 7-10 Year Treasury Bull 3X ETF
INVESTMENT INCOME:
Dividend income	$—	$58,114,537	$—	$630,931
Interest income	3,012,953	21,261,717	178,144	217,931
Securities lending income	—	2,927	—	2,327
Total investment income	3,012,953	79,379,181	178,144	851,189
EXPENSES:
Investment advisory fees (Note 6)	618,320	13,342,447	36,673	165,401
Interest expense	89,452	1,932,550	1,408	18,603
Management service fees (Note 6)	39,951	861,780	2,369	10,685
Licensing fees	24,734	533,698	4,960	6,616
Fund servicing fees	13,191	600,795	782	3,529
Professional fees	9,308	98,265	5,217	6,118
Reports to shareholders	6,103	130,955	361	1,627
Exchange listing fees	3,055	2,337	3,055	3,055
Pricing fees	1,984	1,984	1,984	1,984
Trustees’ fees and expenses	1,614	34,481	96	429
Insurance fees	1,018	21,852	60	271
Other	2,975	63,841	176	793
Total expenses	811,705	17,624,985	57,141	219,111
Recoupment of expenses to Adviser (Note 6)	—	—	—	2,827
Less: Reimbursement of expenses from Adviser (Note 6)	—	—	(9,280)	—
Less: Investment advisory fees waived (Note 6)	—	(1,333,885)	—	—
Net expenses	811,705	16,291,100	47,861	221,938
Net investment income	2,201,248	63,088,081	130,283	629,251
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	—	(27,385,571)	—	(137,728)
In-kind redemptions	—	20,312,258	—	30,441
Swap contracts	13,442,571	(154,513,592)	(258,795)	1,053,680
Net realized gain (loss)	13,442,571	(161,586,905)	(258,795)	946,393
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	(131,917,671)	—	(561,288)
Swap contracts	9,928,743	(306,301,938)	882,441	(3,337,052)
Change in net unrealized appreciation (depreciation)	9,928,743	(438,219,609)	882,441	(3,898,340)
Net realized and unrealized gain (loss)	23,371,314	(599,806,514)	623,646	(2,951,947)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,572,562	$(536,718,433)	$753,929	$(2,322,696)

The accompanying notes are an integral part of these financial statements.

119

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2026 (Unaudited)(Continued)

	Direxion Daily Aerospace & Defense Bull 3X ETF	Direxion Daily Consumer Discretionary Bull 3X ETF	Direxion Daily Dow Jones Internet Bear 3X ETF	Direxion Daily Dow Jones Internet Bull 3X ETF
INVESTMENT INCOME:
Dividend income	$1,110,676	$64,974	$—	$111,965
Interest income	2,202,003	134,492	233,800	823,226
Securities lending income	6,318	27	—	582
Total investment income	3,318,997	199,493	233,800	935,773
EXPENSES:
Investment advisory fees (Note 6)	1,532,638	79,214	47,379	392,554
Interest expense	1,418,171	38,235	28,022	296,310
Management service fees (Note 6)	99,037	5,116	3,063	25,350
Licensing fees	163,481	16,065	5,324	41,873
Fund servicing fees	32,696	1,690	1,011	8,375
Professional fees	15,748	5,513	5,295	7,697
Reports to shareholders	15,142	776	470	3,842
Exchange listing fees	3,055	3,055	3,055	3,055
Pricing fees	1,984	1,984	1,984	1,984
Trustees’ fees and expenses	4,020	205	125	1,013
Insurance fees	2,527	130	78	641
Other	7,382	378	229	1,873
Total expenses	3,295,881	152,361	96,035	784,567
Less: Reimbursement of expenses from Adviser (Note 6)	—	(13,788)	(8,000)	—
Net expenses	3,295,881	138,573	88,035	784,567
Net investment income	23,116	60,920	145,765	151,206
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	(11,105,824)	(146,088)	—	(1,125,866)
In-kind redemptions	20,707,567	551,790	—	1,989,244
Swap contracts	89,297,952	4,612,774	(416,099)	14,994,504
Net realized gain (loss)	98,899,695	5,018,476	(416,099)	15,857,882
Change in net unrealized appreciation (depreciation) on:
Investment securities	(14,310,594)	(700,754)	—	(8,453,595)
Swap contracts	(139,289,746)	(6,899,578)	2,820,432	(43,222,860)
Change in net unrealized appreciation (depreciation)	(153,600,340)	(7,600,332)	2,820,432	(51,676,455)
Net realized and unrealized gain (loss)	(54,700,645)	(2,581,856)	2,404,333	(35,818,573)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(54,677,529)	$(2,520,936)	$2,550,098	$(35,667,367)

The accompanying notes are an integral part of these financial statements.

120

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2026 (Unaudited)(Continued)

	Direxion Daily Financial Bear 3X ETF	Direxion Daily Financial Bull 3X ETF	Direxion Daily FTSE China Bear 3X ETF	Direxion Daily FTSE China Bull 3X ETF
INVESTMENT INCOME:
Dividend income	$—	$14,241,738	$—	$4,813,665
Interest income	2,098,313	14,481,898	2,909,686	7,409,231
Securities lending income	—	3,265	—	—
Total investment income	2,098,313	28,726,901	2,909,686	12,222,896
EXPENSES:
Investment advisory fees (Note 6)	426,565	8,450,186	561,279	3,161,627
Interest expense	159,299	2,077,957	142,165	3,857,462
Management service fees (Note 6)	27,570	545,778	36,251	204,213
Licensing fees	33,217	655,804	65,183	367,170
Fund servicing fees	9,100	180,271	11,974	67,448
Professional fees	10,756	66,809	8,882	27,077
Reports to shareholders	4,231	82,902	5,505	31,042
Exchange listing fees	3,055	3,055	3,055	3,595
Pricing fees	1,984	1,984	1,984	1,984
Trustees’ fees and expenses	1,120	21,872	1,448	8,200
Insurance fees	706	13,834	919	5,180
Other	2,062	40,415	2,684	15,133
Total expenses	679,665	12,140,867	841,329	7,750,131
Less: Investment advisory fees waived (Note 6)	—	(267,709)	—	—
Net expenses	679,665	11,873,158	841,329	7,750,131
Net investment income	1,418,648	16,853,743	2,068,357	4,472,765
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	—	(45,887,588)	—	(13,451,351)
In-kind redemptions	—	70,151,370	—	7,190,083
Swap contracts	(13,078,404)	153,312,344	(29,611,858)	270,823,187
Net realized gain (loss)	(13,078,404)	177,576,126	(29,611,858)	264,561,919
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	(32,652,028)	—	(33,206,936)
Swap contracts	9,397,459	(268,389,660)	61,404,790	(481,317,673)
Change in net unrealized appreciation (depreciation)	9,397,459	(301,041,688)	61,404,790	(514,524,609)
Net realized and unrealized gain (loss)	(3,680,945)	(123,465,562)	31,792,932	(249,962,690)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,262,297)	$(106,611,819)	$33,861,289	$(245,489,925)

The accompanying notes are an integral part of these financial statements.

121

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2026 (Unaudited)(Continued)

	Direxion Daily FTSE Europe Bull 3X ETF	Direxion Daily Healthcare Bull 3X ETF	Direxion Daily Homebuilders & Supplies Bull 3X ETF	Direxion Daily Industrials Bull 3X ETF
INVESTMENT INCOME:
Dividend income	$281,915	$1,071,805	$2,141,509	$183,891
Interest income	439,635	840,516	3,403,629	233,819
Securities lending income	2,034	279	6,646	29
Total investment income	723,584	1,912,600	5,551,784	417,739
EXPENSES:
Investment advisory fees (Note 6)	172,570	617,455	2,104,683	158,371
Interest expense	135,243	310,891	981,974	133,470
Management service fees (Note 6)	11,153	39,882	135,933	10,234
Licensing fees	6,903	47,931	224,500	12,330
Fund servicing fees	3,681	13,172	44,900	3,379
Professional fees	6,177	9,278	19,667	6,075
Reports to shareholders	1,709	6,061	20,643	1,565
Exchange listing fees	3,055	3,055	3,055	3,055
Pricing fees	1,984	1,984	1,984	1,984
Trustees’ fees and expenses	454	1,598	5,453	415
Insurance fees	285	1,011	3,445	261
Other	833	2,955	10,063	763
Total expenses	344,047	1,055,273	3,556,300	331,902
Recoupment of expenses to Adviser (Note 6)	538	—	—	2,225
Less: Reimbursement of expenses from Adviser (Note 6)	—	—	—	(53)
Net expenses	344,585	1,055,273	3,556,300	334,074
Net investment income	378,999	857,327	1,995,484	83,665
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	(582,094)	(2,479,747)	(43,968,692)	(941,539)
In-kind redemptions	663,189	10,518,373	30,908,526	4,037,245
Swap contracts	13,738,833	38,560,685	(22,962,683)	9,408,296
Net realized gain (loss)	13,819,928	46,599,311	(36,022,849)	12,504,002
Change in net unrealized appreciation (depreciation) on:
Investment securities	911,283	(5,041,655)	5,465,162	(238,963)
Swap contracts	(9,292,601)	(35,350,759)	(27,390,058)	(1,553,627)
Change in net unrealized appreciation (depreciation)	(8,381,318)	(40,392,414)	(21,924,896)	(1,792,590)
Net realized and unrealized gain (loss)	5,438,610	6,206,897	(57,947,745)	10,711,412
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,817,609	$7,064,224	$(55,952,261)	$10,795,077

The accompanying notes are an integral part of these financial statements.

122

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2026 (Unaudited)(Continued)

	Direxion Daily Mid Cap Bull 3X ETF	Direxion Daily MSCI Emerging Markets Bear 3X ETF	Direxion Daily MSCI Emerging Markets Bull 3X ETF	Direxion Daily MSCI Mexico Bull 3X ETF
INVESTMENT INCOME:
Dividend income	$376,537	$—	$74,453	$142,254
Less: Foreign Withholding Tax	(275)	—	—	—
Interest income	407,475	392,087	2,581,295	228,357
Securities lending income	4,666	—	3,315	12,063
Total investment income	788,403	392,087	2,659,063	382,674
EXPENSES:
Investment advisory fees (Note 6)	278,543	68,152	563,828	83,545
Interest expense	165,203	3,289	596,838	117,195
Management service fees (Note 6)	17,993	4,406	36,432	5,398
Licensing fees	29,711	33,472	68,820	4,456
Fund servicing fees	5,942	1,454	12,028	1,782
Professional fees	6,910	5,442	8,925	5,547
Reports to shareholders	2,738	678	5,566	824
Exchange listing fees	3,055	3,055	3,055	3,055
Pricing fees	1,984	1,984	1,984	1,984
Trustees’ fees and expenses	724	181	1,478	219
Insurance fees	457	113	929	138
Other	1,335	330	2,713	402
Total expenses	514,595	122,556	1,302,596	224,545
Recoupment of expenses to Adviser (Note 6)	3,435	—	8,424	134
Less: Reimbursement of expenses from Adviser (Note 6)	(6)	(32,941)	—	(1,660)
Net expenses	518,024	89,615	1,311,020	223,019
Net investment income	270,379	302,472	1,348,043	159,655
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	988,007	—	(87,606)	(264,727)
In-kind redemptions	1,363,528	—	947,892	791,768
Swap contracts	14,952,840	(11,976,897)	37,085,908	11,735,433
Net realized gain (loss)	17,304,375	(11,976,897)	37,946,194	12,262,474
Change in net unrealized appreciation (depreciation) on:
Investment securities	3,088,154	—	(123,465)	292,264
Swap contracts	(21,795)	(2,698,796)	13,603,433	(6,621,687)
Change in net unrealized appreciation (depreciation)	3,066,359	(2,698,796)	13,479,968	(6,329,423)
Net realized and unrealized gain (loss)	20,370,734	(14,675,693)	51,426,162	5,933,051
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,641,113	$(14,373,221)	$52,774,205	$6,092,706

The accompanying notes are an integral part of these financial statements.

123

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2026 (Unaudited)(Continued)

	Direxion Daily MSCI South Korea Bull 3X ETF	Direxion Daily Pharmaceutical & Medical Bull 3X ETF	Direxion Daily Real Estate Bear 3X ETF	Direxion Daily Real Estate Bull 3X ETF
INVESTMENT INCOME:
Dividend income	$2,101,487	$41,163	$—	$699,246
Interest income	5,627,416	88,009	727,553	253,183
Securities lending income	—	1,644	—	—
Total investment income	7,728,903	130,816	727,553	952,429
EXPENSES:
Investment advisory fees (Note 6)	2,398,757	57,862	142,851	199,025
Interest expense	2,170,081	39,052	37,705	47,251
Management service fees (Note 6)	155,120	3,738	9,229	12,857
Licensing fees	169,215	9,917	11,100	15,465
Fund servicing fees	51,173	1,234	3,047	4,246
Professional fees	22,048	5,364	5,963	6,355
Reports to shareholders	23,984	568	1,408	1,958
Exchange listing fees	5,392	3,055	3,055	3,055
Pricing fees	1,984	1,984	1,984	1,984
Trustees’ fees and expenses	6,432	150	372	517
Insurance fees	4,002	95	235	327
Other	11,692	277	686	955
Total expenses	5,019,880	123,296	217,635	293,995
Recoupment of expenses to Adviser (Note 6)	20,831	—	1,149	5,355
Less: Reimbursement of expenses from Adviser (Note 6)	—	(10,952)	(134)	—
Less: Investment advisory fees waived (Note 6)	(2,071)	—	—	—
Net expenses	5,038,640	112,344	218,650	299,350
Net investment income	2,690,263	18,472	508,903	653,079
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	(87,377,697)	(125,801)	—	(1,131,065)
In-kind redemptions	118,910,486	2,125,140	—	1,675,207
Swap contracts	192,557,577	5,844,934	2,618,281	35,900
Net realized gain	224,090,366	7,844,273	2,618,281	580,042
Change in net unrealized appreciation (depreciation) on:
Investment securities	118,941,625	(731,498)	—	2,193,800
Swap contracts	515,977,680	(2,563,224)	(11,974,892)	8,458,074
Change in net unrealized appreciation (depreciation)	634,919,305	(3,294,722)	(11,974,892)	10,651,874
Net realized and unrealized gain (loss)	859,009,671	4,549,551	(9,356,611)	11,231,916
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$861,699,934	$4,568,023	$(8,847,708)	$11,884,995

The accompanying notes are an integral part of these financial statements.

124

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2026 (Unaudited)(Continued)

	Direxion Daily Regional Banks Bull 3X ETF	Direxion Daily Retail Bull 3X ETF	Direxion Daily S&P 500® Bear 3X ETF	Direxion Daily S&P 500® Bull 3X ETF
INVESTMENT INCOME:
Dividend income	$6,054,224	$175,050	$—	$23,915,515
Less: Foreign Withholding Tax	(28,222)	—	—	(39,636)
Interest income	3,808,344	209,331	7,229,453	30,585,463
Securities lending income	17,862	2,586	—	5,830
Total investment income	9,852,208	386,967	7,229,453	54,467,172
EXPENSES:
Investment advisory fees (Note 6)	2,302,479	123,922	1,404,475	20,867,876
Interest expense	1,166,910	95,422	164,009	11,882,056
Management service fees (Note 6)	148,688	8,004	90,758	1,347,864
Licensing fees	124,038	9,917	149,811	2,225,907
Fund servicing fees	49,120	2,644	29,962	830,907
Professional fees	21,015	5,825	14,858	150,910
Reports to shareholders	22,535	1,215	13,893	204,843
Exchange listing fees	3,055	3,055	2,337	2,157
Pricing fees	1,984	1,984	1,984	1,984
Trustees’ fees and expenses	5,923	321	3,672	54,101
Insurance fees	3,760	203	2,318	34,182
Other	10,986	592	6,773	99,861
Total expenses	3,860,493	253,104	1,884,850	37,702,648
Recoupment of expenses to Adviser (Note 6)	—	294	—	—
Less: Reimbursement of expenses from Adviser (Note 6)	—	(1,602)	—	—
Less: Investment advisory fees waived (Note 6)	—	—	—	(3,333,260)
Net expenses	3,860,493	251,796	1,884,850	34,369,388
Net investment income	5,991,715	135,171	5,344,603	20,097,784
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	(8,603,416)	(2,179,758)	—	(119,715,902)
In-kind redemptions	80,131,461	3,213,816	—	298,807,115
Swap contracts	218,796,837	10,632,403	(144,785,394)	1,267,970,266
Net realized gain (loss)	290,324,882	11,666,461	(144,785,394)	1,447,061,479
Change in net unrealized appreciation (depreciation) on:
Investment securities	9,809,543	265,677	—	15,335,201
Swap contracts	30,019,570	(7,536,184)	87,686,749	(882,214,519)
Change in net unrealized appreciation (depreciation)	39,829,113	(7,270,507)	87,686,749	(866,879,318)
Net realized and unrealized gain (loss)	330,153,995	4,395,954	(57,098,645)	580,182,161
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$336,145,710	$4,531,125	$(51,754,042)	$600,279,945

The accompanying notes are an integral part of these financial statements.

125

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2026 (Unaudited)(Continued)

	Direxion Daily S&P 500® High Beta Bear 3X ETF	Direxion Daily S&P 500® High Beta Bull 3X ETF	Direxion Daily S&P Biotech Bear 3X ETF	Direxion Daily S&P Biotech Bull 3X ETF
INVESTMENT INCOME:
Dividend income	$—	$192,848	$—	$809,527
Less: Foreign Withholding Tax	—	(623)	—	—
Interest income	540,391	394,801	1,657,413	4,191,171
Securities lending income	—	540	—	121,600
Total investment income	540,391	587,566	1,657,413	5,122,298
EXPENSES:
Investment advisory fees (Note 6)	94,397	229,327	294,757	2,379,929
Interest expense	8,093	263,608	24,238	3,628,993
Management service fees (Note 6)	6,100	14,811	19,049	153,692
Licensing fees	10,070	24,462	31,441	253,859
Fund servicing fees	2,014	4,892	6,288	50,772
Professional fees	5,625	6,561	7,040	21,560
Reports to shareholders	934	2,248	2,920	23,299
Exchange listing fees	3,055	3,055	2,337	2,337
Pricing fees	1,984	1,984	1,984	1,984
Trustees’ fees and expenses	246	594	772	6,129
Insurance fees	156	375	487	3,888
Other	455	1,096	1,423	11,358
Total expenses	133,129	553,013	392,736	6,537,800
Recoupment of expenses to Adviser (Note 6)	—	1,399	4,860	—
Less: Reimbursement of expenses from Adviser (Note 6)	(5,467)	(323)	—	—
Net expenses	127,662	554,089	397,596	6,537,800
Net investment income (loss)	412,729	33,477	1,259,817	(1,415,502)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	—	1,385,556	—	5,324,188
In-kind redemptions	—	2,966,110	—	116,177,578
Swap contracts	(25,975,103)	36,322,919	(76,329,967)	561,331,640
Net realized gain (loss)	(25,975,103)	40,674,585	(76,329,967)	682,833,406
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	3,614,033	—	(43,386,078)
Swap contracts	10,220,451	(12,919,722)	32,479,226	(386,244,229)
Change in net unrealized appreciation (depreciation)	10,220,451	(9,305,689)	32,479,226	(429,630,307)
Net realized and unrealized gain (loss)	(15,754,652)	31,368,896	(43,850,741)	253,203,099
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(15,341,923)	$31,402,373	$(42,590,924)	$251,787,597

The accompanying notes are an integral part of these financial statements.

126

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2026 (Unaudited)(Continued)

	Direxion Daily Semiconductor Bear 3X ETF	Direxion Daily Semiconductor Bull 3X ETF	Direxion Daily Small Cap Bear 3X ETF	Direxion Daily Small Cap Bull 3X ETF
INVESTMENT INCOME:
Dividend income	$—	$28,995,066	$—	$6,183,679
Less: Foreign Withholding Tax	—	(967,202)	—	—
Interest income	26,188,723	79,325,954	5,411,572	9,272,999
Securities lending income	—	173,587	—	168,090
Total investment income	26,188,723	107,527,405	5,411,572	15,624,768
EXPENSES:
Investment advisory fees (Note 6)	4,307,889	47,868,261	1,025,322	6,193,597
Interest expense	469,239	60,707,890	123,048	6,286,803
Management service fees (Note 6)	278,290	3,091,833	66,242	400,024
Licensing fees	172,316	1,914,731	82,026	495,488
Fund servicing fees	91,902	1,620,803	21,873	132,130
Professional fees	35,177	339,789	12,162	48,243
Reports to shareholders	42,410	469,937	10,108	60,749
Exchange listing fees	1,797	1,797	2,697	2,337
Pricing fees	1,984	1,984	1,984	1,984
Trustees’ fees and expenses	11,216	124,269	2,667	16,024
Insurance fees	7,077	78,417	1,687	10,137
Other	20,675	229,094	4,928	29,615
Total expenses	5,439,972	116,448,805	1,354,744	13,677,131
Less: Investment advisory fees waived (Note 6)	(5,569)	(10,533,363)	—	(46,229)
Net expenses	5,434,403	105,915,442	1,354,744	13,630,902
Net investment income	20,754,320	1,611,963	4,056,828	1,993,866
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	—	(902,555,380)	—	(8,605,272)
In-kind redemptions	—	4,309,610,693	—	122,552,887
Swap contracts	(1,134,162,142)	11,130,452,150	(106,750,498)	718,087,798
Net realized gain (loss)	(1,134,162,142)	14,537,507,463	(106,750,498)	832,035,413
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	(298,637,969)	—	11,032,172
Swap contracts	(733,512,239)	1,233,058,452	(1,542,210)	(356,678,270)
Change in net unrealized appreciation (depreciation)	(733,512,239)	934,420,483	(1,542,210)	(345,646,098)
Net realized and unrealized gain (loss)	(1,867,674,381)	15,471,927,946	(108,292,708)	486,389,315
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,846,920,061)	$15,473,539,909	$(104,235,880)	$488,383,181

The accompanying notes are an integral part of these financial statements.

127

DIREXION SHARES ETF TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2026 (Unaudited)(Continued)

	Direxion Daily Technology Bear 3X ETF	Direxion Daily Technology Bull 3X ETF	Direxion Daily Transportation Bull 3X ETF	Direxion Daily Utilities Bull 3X ETF
INVESTMENT INCOME:
Dividend income	$—	$8,003,321	$78,016	$437,152
Less: Foreign Withholding Tax	—	(22,083)	—	—
Interest income	1,718,823	24,835,228	75,970	241,322
Securities lending income	—	2,081	404	113
Total investment income	1,718,823	32,818,547	154,390	678,587
EXPENSES:
Investment advisory fees (Note 6)	329,493	14,378,403	56,080	167,465
Interest expense	82,780	10,373,457	25,928	103,044
Management service fees (Note 6)	21,293	928,546	3,622	10,821
Licensing fees	25,642	1,115,174	9,917	13,035
Fund servicing fees	7,029	355,789	1,196	3,573
Professional fees	7,283	105,265	5,352	6,137
Reports to shareholders	3,261	140,779	551	1,653
Exchange listing fees	3,055	5,392	3,055	3,055
Pricing fees	1,984	1,984	1,984	1,984
Trustees’ fees and expenses	862	37,164	146	438
Insurance fees	544	23,492	92	276
Other	1,590	68,630	269	806
Total expenses	484,816	27,534,075	108,192	312,287
Recoupment of expenses to Adviser (Note 6)	—	—	—	2,879
Less: Reimbursement of expenses from Adviser (Note 6)	—	—	(11,230)	—
Less: Investment advisory fees waived (Note 6)	—	(1,604,048)	—	—
Net expenses	484,816	25,930,027	96,962	315,166
Net investment income	1,234,007	6,888,520	57,428	363,421
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investment securities	—	(70,968,968)	(91,211)	(559,669)
In-kind redemptions	—	100,721,046	367,407	2,035,948
Swap contracts	(40,060,930)	1,214,450,095	2,463,209	4,868,132
Net realized gain (loss)	(40,060,930)	1,244,202,173	2,739,405	6,344,411
Change in net unrealized appreciation (depreciation) on:
Investment securities	—	84,108,772	957,047	263,985
Swap contracts	21,611,293	(988,202,741)	254,056	827,234
Change in net unrealized appreciation (depreciation)	21,611,293	(904,093,969)	1,211,103	1,091,219
Net realized and unrealized gain (loss)	(18,449,637)	340,108,204	3,950,508	7,435,630
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(17,215,630)	$346,996,724	$4,007,936	$7,799,051

The accompanying notes are an integral part of these financial statements.

128

Direxion Shares ETF Trust
Statements of Changes in Net Assets

	Direxion Daily 20+ Year Treasury Bear 3X ETF		Direxion Daily 20+ Year Treasury Bull 3X ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$2,201,248	$5,234,815	$63,088,081	$193,369,706
Net realized gain (loss)	13,442,571	27,573,306	(161,586,905)	(752,823,441)
Change in net unrealized appreciation (depreciation)	9,928,743	(21,907,478)	(438,219,609)	198,523,838
Net increase (decrease) in net assets resulting from operations	25,572,562	10,900,643	(536,718,433)	(360,929,897)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(2,249,328)	(5,421,314)	(66,902,001)	(194,820,204)
Total distributions	(2,249,328)	(5,421,314)	(66,902,001)	(194,820,204)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	59,056,374	302,022,912	649,117,481	3,226,985,855
Cost of shares redeemed	(74,475,411)	(317,294,708)	(1,851,519,425)	(4,219,212,857)
Transaction fees (Note 4)	22,343	95,188	412,301	985,261
Net decrease in net assets resulting from capital transactions	(15,396,694)	(15,176,608)	(1,201,989,643)	(991,241,741)
Total increase (decrease) in net assets	7,926,540	(9,697,279)	(1,805,610,077)	(1,546,991,842)
NET ASSETS:
Beginning of year/period	168,033,840	177,731,119	4,514,481,990	6,061,473,832
End of year/period	$ 175,960,380	$168,033,840	$2,708,871,913	$4,514,481,990
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	4,947,044	5,147,044	108,948,386	126,198,386
Shares sold	1,650,000	8,300,000	17,200,000	80,550,000
Shares repurchased	(2,050,000)	(8,500,000)	(48,350,000)	(97,800,000)
Shares outstanding, end of year/period	4,547,044	4,947,044	77,798,386	108,948,386

The accompanying notes are an integral part of these financial statements.

129

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily 7-10 Year Treasury Bear 3X ETF		Direxion Daily 7-10 Year Treasury Bull 3X ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$130,283	$383,135	$629,251	$1,565,672
Net realized gain (loss)	(258,795)	153,302	946,393	(2,233,937)
Change in net unrealized appreciation (depreciation)	882,441	(817,828)	(3,898,340)	3,581,361
Net increase (decrease) in net assets resulting from operations	753,929	(281,391)	(2,322,696)	2,913,096
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(139,433)	(406,054)	(652,872)	(1,573,124)
Total distributions	(139,433)	(406,054)	(652,872)	(1,573,124)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,001,343	5,520,412	1,211,872	29,068,677
Cost of shares redeemed	(3,341,113)	(9,792,203)	(11,374,110)	(32,508,232)
Transaction fees (Note 4)	1,002	2,938	3,283	9,160
Net increase (decrease) in net assets resulting from capital transactions	661,232	(4,268,853)	(10,158,955)	(3,430,395)
Total increase (decrease) in net assets	1,275,728	(4,956,298)	(13,134,523)	(2,090,423)
NET ASSETS:
Beginning of year/period	9,789,657	14,745,955	50,702,132	52,792,555
End of year/period	$ 11,065,385	$9,789,657	$37,567,609	$50,702,132
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	750,000	1,050,000	1,950,000	2,100,000
Shares sold	300,000	400,000	50,000	1,150,000
Shares repurchased	(250,000)	(700,000)	(450,000)	(1,300,000)
Shares outstanding, end of year/period	800,000	750,000	1,550,000	1,950,000

The accompanying notes are an integral part of these financial statements.

130

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Aerospace & Defense Bull 3X ETF		Direxion Daily Consumer Discretionary Bull 3X ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$23,116	$707,271	$60,920	$175,446
Net realized gain	98,899,695	88,383,940	5,018,476	5,926,746
Change in net unrealized appreciation (depreciation)	(153,600,340)	163,820,460	(7,600,332)	4,756,320
Net increase (decrease) in net assets resulting from operations	(54,677,529)	252,911,671	(2,520,936)	10,858,512
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(29,083,866)	(21,298,295)	(48,555)	(186,171)
Return of capital	—	—	—	(9,556)
Total distributions	(29,083,866)	(21,298,295)	(48,555)	(195,727)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	110,588,787	155,985,037	3,539,302	2,996,796
Cost of shares redeemed	(55,875,463)	(179,621,757)	(3,993,920)	(13,058,908)
Transaction fees (Note 4)	11,930	46,365	999	2,873
Net increase (decrease) in net assets resulting from capital transactions	54,725,254	(23,590,355)	(453,619)	(10,059,239)
Total increase (decrease) in net assets	(29,036,141)	208,023,021	(3,023,110)	603,546
NET ASSETS:
Beginning of year/period	394,993,086	186,970,065	23,533,737	22,930,191
End of year/period	$365,956,945	$394,993,086	$20,510,627	$23,533,737
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	5,350,001	5,950,001	450,001	600,001
Shares sold	1,350,000	2,700,000	100,000	100,000
Shares repurchased	(750,000)	(3,300,000)	(100,000)	(250,000)
Shares outstanding, end of year/period	5,950,001	5,350,001	450,001	450,001

The accompanying notes are an integral part of these financial statements.

131

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Dow Jones Internet Bear 3X ETF		Direxion Daily Dow Jones Internet Bull 3X ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$145,765	$411,345	$151,206	$166,780
Net realized gain (loss)	(416,099)	(11,133,244)	15,857,882	46,206,301
Change in net unrealized appreciation (depreciation)	2,820,432	315,570	(51,676,455)	30,760,713
Net increase (decrease) in net assets resulting from operations	2,550,098	(10,406,329)	(35,667,367)	77,133,794
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(165,095)	(442,625)	(38,950)	(154,537)
Return of capital	—	—	—	(237,252)
Total distributions	(165,095)	(442,625)	(38,950)	(391,789)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,695,969	13,252,505	28,701,141	12,634,569
Cost of shares redeemed	(6,427,761)	(9,130,215)	(26,398,478)	(78,862,921)
Transaction fees (Note 4)	1,928	2,736	7,081	19,265
Net increase (decrease) in net assets resulting from capital transactions	(2,729,864)	4,125,026	2,309,744	(66,209,087)
Total increase (decrease) in net assets	(344,861)	(6,723,928)	(33,396,573)	10,532,918
NET ASSETS:
Beginning of year/period	10,403,182	17,127,110	145,385,754	134,852,836
End of year/period	$ 10,058,321	$10,403,182	$111,989,181	$145,385,754
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	596,780	346,995	4,400,001	6,600,001
Shares sold	150,000	500,000	1,500,000	550,000
Shares repurchased	(250,000)	(250,215)	(1,150,000)	(2,750,000)
Shares outstanding, end of year/period	496,780	596,780	4,750,001	4,400,001

The accompanying notes are an integral part of these financial statements.

132

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Financial Bear 3X ETF		Direxion Daily Financial Bull 3X ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$1,418,648	$3,742,356	$16,853,743	$24,664,454
Net realized gain (loss)	(13,078,404)	(65,256,744)	177,576,126	898,535,375
Change in net unrealized appreciation (depreciation)	9,397,459	25,047,108	(301,041,688)	(479,052,101)
Net increase (decrease) in net assets resulting from operations	(2,262,297)	(36,467,280)	(106,611,819)	444,147,728
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(1,533,367)	(3,973,001)	(196,691,126)	(24,082,233)
Total distributions	(1,533,367)	(3,973,001)	(196,691,126)	(24,082,233)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	127,087,745	355,710,291	514,432,806	1,969,543,540
Cost of shares redeemed	(134,777,260)	(312,155,117)	(716,767,121)	(2,289,247,027)
Transaction fees (Note 4)	40,433	93,642	158,733	609,684
Net increase (decrease) in net assets resulting from capital transactions	(7,649,082)	43,648,816	(202,175,582)	(319,093,803)
Total increase (decrease) in net assets	(11,444,746)	3,208,535	(505,478,527)	100,971,692
NET ASSETS:
Beginning of year/period	131,524,721	128,316,186	2,475,081,889	2,374,110,197
End of year/period	$120,079,975	$131,524,721	$1,969,603,362	$2,475,081,889
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	2,979,993	1,745,335	15,399,289	17,149,289
Shares sold	2,750,000	7,000,000	3,800,000	11,950,000
Shares repurchased	(2,950,000)	(5,765,342)	(4,900,000)	(13,700,000)
Shares outstanding, end of year/period	2,779,993	2,979,993	14,299,289	15,399,289

The accompanying notes are an integral part of these financial statements.

133

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily FTSE China Bear 3X ETF		Direxion Daily FTSE China Bull 3X ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$2,068,357	$8,176,696	$4,472,765	$23,876,303
Net realized gain (loss)	(29,611,858)	(111,469,707)	264,561,919	11,693,054
Change in net unrealized appreciation (depreciation)	61,404,790	(70,987,946)	(514,524,609)	634,365,248
Net increase (decrease) in net assets resulting from operations	33,861,289	(174,280,957)	(245,489,925)	669,934,605
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(2,912,346)	(8,199,014)	(3,518,982)	(25,870,732)
Return of capital	—	—	—	(2,879,095)
Total distributions	(2,912,346)	(8,199,014)	(3,518,982)	(28,749,827)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	95,861,241	1,236,610,413	187,947,133	185,777,928
Cost of shares redeemed	(251,246,514)	(1,004,548,093)	(112,567,046)	(1,904,530,350)
Transaction fees (Note 4)	75,374	301,333	305,908	747,575
Net increase (decrease) in net assets resulting from capital transactions	(155,309,899)	232,363,653	75,685,995	(1,718,004,847)
Total increase (decrease) in net assets	(124,360,956)	49,883,682	(173,322,912)	(1,076,820,069)
NET ASSETS:
Beginning of year/period	234,366,744	184,483,062	939,125,738	2,015,945,807
End of year/period	$110,005,788	$234,366,744	$765,802,826	$939,125,738
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	10,009,937	2,501,367	19,792,767	61,092,767
Shares sold	3,900,000	30,900,000	4,700,000	5,850,000
Shares repurchased	(9,850,000)	(23,391,430)	(2,500,000)	(47,150,000)
Shares outstanding, end of year/period	4,059,937	10,009,937	21,992,767	19,792,767

The accompanying notes are an integral part of these financial statements.

134

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily FTSE Europe Bull 3X ETF		Direxion Daily Healthcare Bull 3X ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$378,999	$749,427	$857,327	$2,112,215
Net realized gain (loss)	13,819,928	3,058,225	46,599,311	(27,109,232)
Change in net unrealized appreciation (depreciation)	(8,381,318)	10,719,787	(40,392,414)	13,317,274
Net increase (decrease) in net assets resulting from operations	5,817,609	14,527,439	7,064,224	(11,679,743)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(327,773)	(762,109)	(876,939)	(1,880,143)
Return of capital	—	(5,819)	—	—
Total distributions	(327,773)	(767,928)	(876,939)	(1,880,143)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	25,434,673	34,932,753	13,031,352	129,362,497
Cost of shares redeemed	(4,343,953)	(37,561,297)	(64,236,081)	(86,424,872)
Transaction fees (Note 4)	869	8,855	15,994	23,346
Net increase (decrease) in net assets resulting from capital transactions	21,091,589	(2,619,689)	(51,188,735)	42,960,971
Total increase (decrease) in net assets	26,581,425	11,139,822	(45,001,450)	29,401,085
NET ASSETS:
Beginning of year/period	32,998,680	21,858,858	183,297,236	153,896,151
End of year/period	$ 59,580,105	$32,998,680	$138,295,786	$183,297,236
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	900,001	900,001	2,000,008	1,350,008
Shares sold	550,000	1,250,000	150,000	1,600,000
Shares repurchased	(100,000)	(1,250,000)	(600,000)	(950,000)
Shares outstanding, end of year/period	1,350,001	900,001	1,550,008	2,000,008

The accompanying notes are an integral part of these financial statements.

135

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Homebuilders & Supplies Bull 3X ETF		Direxion Daily Industrials Bull 3X ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$1,995,484	$3,737,065	$83,665	$244,678
Net realized gain (loss)	(36,022,849)	(177,337,371)	12,504,002	6,773,158
Change in net unrealized appreciation (depreciation)	(21,924,896)	(75,086,338)	(1,792,590)	2,753,263
Net increase (decrease) in net assets resulting from operations	(55,952,261)	(248,686,644)	10,795,077	9,771,099
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(1,479,860)	(3,905,558)	(3,720,442)	(2,195,188)
Return of capital	—	(7,997)	—	—
Total distributions	(1,479,860)	(3,913,555)	(3,720,442)	(2,195,188)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	368,013,835	1,002,070,402	24,652,449	6,205,608
Cost of shares redeemed	(353,111,275)	(472,472,996)	(15,389,255)	(12,926,326)
Transaction fees (Note 4)	76,838	109,982	3,078	2,585
Net increase (decrease) in net assets resulting from capital transactions	14,979,398	529,707,388	9,266,272	(6,718,133)
Total increase (decrease) in net assets	(42,452,723)	277,107,189	16,340,907	857,778
NET ASSETS:
Beginning of year/period	605,466,377	328,359,188	37,867,742	37,009,964
End of year/period	$563,013,654	$605,466,377	$54,208,649	$37,867,742
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	10,300,000	2,550,000	500,001	600,001
Shares sold	7,900,000	13,450,000	300,000	100,000
Shares repurchased	(5,500,000)	(5,700,000)	(200,000)	(200,000)
Shares outstanding, end of year/period	12,700,000	10,300,000	600,001	500,001

The accompanying notes are an integral part of these financial statements.

136

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Mid Cap Bull 3X ETF		Direxion Daily MSCI Emerging Markets Bear 3X ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$270,379	$992,425	$302,472	$621,264
Net realized gain (loss)	17,304,375	(12,561,871)	(11,976,897)	(5,624,614)
Change in net unrealized appreciation (depreciation)	3,066,359	3,921,952	(2,698,796)	(6,274,828)
Net increase (decrease) in net assets resulting from operations	20,641,113	(7,647,494)	(14,373,221)	(11,278,178)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(209,114)	(986,221)	(277,891)	(620,822)
Return of capital	—	(7,150)	—	—
Total distributions	(209,114)	(993,371)	(277,891)	(620,822)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,618,564	43,915,541	71,841,969	40,763,981
Cost of shares redeemed	(13,623,013)	(46,460,042)	(36,042,559)	(31,891,427)
Transaction fees (Note 4)	3,524	12,957	10,209	9,566
Net increase (decrease) in net assets resulting from capital transactions	(8,000,925)	(2,531,544)	35,809,619	8,882,120
Total increase (decrease) in net assets	12,431,074	(11,172,409)	21,158,507	(3,016,880)
NET ASSETS:
Beginning of year/period	71,198,886	82,371,295	13,774,092	16,790,972
End of year/period	$83,629,960	$71,198,886	$34,932,599	$13,774,092
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	1,450,132	1,550,132	384,439	209,523
Shares sold	100,000	850,000	2,550,000	705,000
Shares repurchased	(250,000)	(950,000)	(1,200,000)	(530,084)
Shares outstanding, end of year/period	1,300,132	1,450,132	1,734,439	384,439

The accompanying notes are an integral part of these financial statements.

137

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily MSCI Emerging Markets Bull 3X ETF		Direxion Daily MSCI Mexico Bull 3X ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$1,348,043	$2,133,000	$159,655	$730,717
Net realized gain (loss)	37,946,194	11,628,757	12,262,474	(924,745)
Change in net unrealized appreciation (depreciation)	13,479,968	29,942,286	(6,329,423)	15,648,153
Net increase in net assets resulting from operations	52,774,205	43,704,043	6,092,706	15,454,125
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(1,215,708)	(2,229,310)	(140,788)	(783,139)
Return of capital	—	—	—	(26,251)
Total distributions	(1,215,708)	(2,229,310)	(140,788)	(809,390)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	75,145,381	44,037,969	1,866,468	17,249,877
Cost of shares redeemed	(47,095,698)	(50,021,254)	(6,185,381)	(36,935,486)
Transaction fees (Note 4)	11,482	12,204	1,237	7,905
Net increase (decrease) in net assets resulting from capital transactions	28,061,165	(5,971,081)	(4,317,676)	(19,677,704)
Total increase (decrease) in net assets	79,619,662	35,503,652	1,634,242	(5,032,969)
NET ASSETS:
Beginning of year/period	118,210,099	82,706,447	19,806,851	24,839,820
End of year/period	$ 197,829,761	$118,210,099	$21,441,093	$19,806,851
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	2,131,598	2,431,598	916,025	2,066,025
Shares sold	1,150,000	1,200,000	50,000	1,500,000
Shares repurchased	(750,000)	(1,500,000)	(250,000)	(2,650,000)
Shares outstanding, end of year/period	2,531,598	2,131,598	716,025	916,025

The accompanying notes are an integral part of these financial statements.

138

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily MSCI South Korea Bull 3X ETF		Direxion Daily Pharmaceutical & Medical Bull 3X ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$2,690,263	$2,002,459	$18,472	$97,296
Net realized gain (loss)	224,090,366	26,218,451	7,844,273	(1,543,639)
Change in net unrealized appreciation (depreciation)	634,919,305	158,317,875	(3,294,722)	1,536,676
Net increase in net assets resulting from operations	861,699,934	186,538,785	4,568,023	90,333
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(2,267,745)	(2,065,447)	(58,730)	(107,317)
Return of capital	—	(46,735)	—	—
Total distributions	(2,267,745)	(2,112,182)	(58,730)	(107,317)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,139,836,604	155,020,212	7,130,890	6,526,405
Cost of shares redeemed	(688,894,737)	(156,575,554)	(10,714,665)	(9,318,520)
Transaction fees (Note 4)	614,016	34,592	2,394	2,020
Net increase (decrease) in net assets resulting from capital transactions	451,555,883	(1,520,750)	(3,581,381)	(2,790,095)
Total increase (decrease) in net assets	1,310,988,072	182,905,853	927,912	(2,807,079)
NET ASSETS:
Beginning of year/period	240,602,000	57,696,147	11,965,156	14,772,235
End of year/period	$ 1,551,590,072	$240,602,000	$12,893,068	$11,965,156
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	1,329,924	1,035,000	1,350,001	1,650,001
Shares sold	2,850,000	2,905,000	600,000	1,200,000
Shares repurchased	(1,550,000)	(2,610,076)	(900,000)	(1,500,000)
Shares outstanding, end of year/period	2,629,924	1,329,924	1,050,001	1,350,001

The accompanying notes are an integral part of these financial statements.

139

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Real Estate Bear 3X ETF		Direxion Daily Real Estate Bull 3X ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$508,903	$1,576,156	$653,079	$1,657,271
Net realized gain (loss)	2,618,281	(12,644,097)	580,042	9,479,800
Change in net unrealized appreciation (depreciation)	(11,974,892)	15,065,450	10,651,874	(29,356,139)
Net increase (decrease) in net assets resulting from operations	(8,847,708)	3,997,509	11,884,995	(18,219,068)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(535,462)	(1,783,069)	(554,544)	(1,375,769)
Return of capital	—	—	—	(136,053)
Total distributions	(535,462)	(1,783,069)	(554,544)	(1,511,822)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	16,476,059	8,697,950	9,506,060	25,588,634
Cost of shares redeemed	(18,270,817)	(33,506,698)	(29,071,306)	(47,404,823)
Transaction fees (Note 4)	5,482	10,052	7,328	10,497
Net decrease in net assets resulting from capital transactions	(1,789,276)	(24,798,696)	(19,557,918)	(21,805,692)
Total decrease in net assets	(11,172,446)	(22,584,256)	(8,227,467)	(41,536,582)
NET ASSETS:
Beginning of year/period	43,773,237	66,357,493	55,083,406	96,619,988
End of year/period	$32,600,791	$43,773,237	$46,855,939	$55,083,406
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	1,684,045	2,584,045	6,250,000	8,100,000
Shares sold	750,000	350,000	1,050,000	2,700,000
Shares repurchased	(750,000)	(1,250,000)	(3,000,000)	(4,550,000)
Shares outstanding, end of year/period	1,684,045	1,684,045	4,300,000	6,250,000

The accompanying notes are an integral part of these financial statements.

140

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Regional Banks Bull 3X ETF		Direxion Daily Retail Bull 3X ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$5,991,715	$13,384,983	$135,171	$308,600
Net realized gain (loss)	290,324,882	225,912,664	11,666,461	(2,139,825)
Change in net unrealized appreciation (depreciation)	39,829,113	(306,167,498)	(7,270,507)	8,061,478
Net increase (decrease) in net assets resulting from operations	336,145,710	(66,869,851)	4,531,125	6,230,253
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(5,829,181)	(12,995,321)	(90,544)	(334,722)
Return of capital	—	—	—	(32,400)
Total distributions	(5,829,181)	(12,995,321)	(90,544)	(367,122)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	250,104,088	1,015,168,394	39,438,125	25,954,024
Cost of shares redeemed	(887,463,083)	(895,535,798)	(41,553,745)	(43,471,205)
Transaction fees (Note 4)	205,894	203,305	10,832	11,519
Net increase (decrease) in net assets resulting from capital transactions	(637,153,101)	119,835,901	(2,104,788)	(17,505,662)
Total increase (decrease) in net assets	(306,836,572)	39,970,729	2,335,793	(11,642,531)
NET ASSETS:
Beginning of year/period	802,884,761	762,914,032	29,122,726	40,765,257
End of year/period	$496,048,189	$802,884,761	$31,458,519	$29,122,726
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	9,823,935	6,973,935	3,571,105	4,871,105
Shares sold	2,400,000	11,300,000	4,600,000	3,600,000
Shares repurchased	(8,000,000)	(8,450,000)	(4,600,000)	(4,900,000)
Shares outstanding, end of year/period	4,223,935	9,823,935	3,571,105	3,571,105

The accompanying notes are an integral part of these financial statements.

141

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily S&P 500® Bear 3X ETF		Direxion Daily S&P 500® Bull 3X ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$5,344,603	$14,684,153	$20,097,784	$49,757,041
Net realized gain (loss)	(144,785,394)	(173,717,660)	1,447,061,479	1,119,078,199
Change in net unrealized appreciation (depreciation)	87,686,749	(91,161,680)	(866,879,318)	920,815,959
Net increase (decrease) in net assets resulting from operations	(51,754,042)	(250,195,187)	600,279,945	2,089,651,199
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(6,250,844)	(14,948,245)	(15,673,723)	(50,861,159)
Total distributions	(6,250,844)	(14,948,245)	(15,673,723)	(50,861,159)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	535,631,123	1,351,677,755	2,036,964,209	7,138,211,637
Cost of shares redeemed	(537,925,948)	(1,143,381,050)	(2,769,102,542)	(8,009,639,674)
Transaction fees (Note 4)	160,026	343,009	708,270	2,127,879
Net increase (decrease) in net assets resulting from capital transactions	(2,134,799)	208,639,714	(731,430,063)	(869,300,158)
Total increase (decrease) in net assets	(60,139,685)	(56,503,718)	(146,823,841)	1,169,489,882
NET ASSETS:
Beginning of year/period	445,213,030	501,716,748	6,076,194,773	4,906,704,891
End of year/period	$385,073,345	$445,213,030	$5,929,370,932	$6,076,194,773
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	12,517,252	7,277,692	27,100,002	31,150,002
Shares sold	15,050,000	24,645,000	9,650,000	44,800,000
Shares repurchased	(14,750,000)	(19,405,440)	(12,700,000)	(48,850,000)
Shares outstanding, end of year/period	12,817,252	12,517,252	24,050,002	27,100,002

The accompanying notes are an integral part of these financial statements.

142

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily S&P 500® High Beta Bear 3X ETF[1]		Direxion Daily S&P 500® High Beta Bull 3X ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$412,729	$1,005,966	$33,477	$60,838
Net realized gain (loss)	(25,975,103)	(20,595,785)	40,674,585	7,289,981
Change in net unrealized appreciation (depreciation)	10,220,451	(12,891,903)	(9,305,689)	38,617,736
Net increase (decrease) in net assets resulting from operations	(15,341,923)	(32,481,722)	31,402,373	45,968,555
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(504,253)	(980,052)	(1,362,338)	(253,568)
Total distributions	(504,253)	(980,052)	(1,362,338)	(253,568)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	34,221,614	94,402,813	47,207,091	50,400,785
Cost of shares redeemed	(29,561,728)	(60,580,094)	(58,885,935)	(74,710,089)
Transaction fees (Note 4)	8,867	18,174	15,262	18,618
Net increase (decrease) in net assets resulting from capital transactions	4,668,753	33,840,893	(11,663,582)	(24,290,686)
Total increase (decrease) in net assets	(11,177,423)	379,119	18,376,453	21,424,301
NET ASSETS:
Beginning of year/period	30,220,436	29,841,317	60,529,916	39,105,615
End of year/period	$19,043,013	$30,220,436	$78,906,369	$60,529,916
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	547,545	142,545	914,370	964,370
Shares sold	715,000	840,000	800,000	1,800,000
Shares repurchased	(625,072)	(435,000)	(850,000)	(1,850,000)
Shares outstanding, end of year/period	637,473	547,545	864,370	914,370

[1]	Effective March 5, 2026, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.
The accompanying notes are an integral part of these financial statements.

143

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily S&P Biotech Bear 3X ETF		Direxion Daily S&P Biotech Bull 3X ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$1,259,817	$1,801,435	$(1,415,502)	$4,194,469
Net realized gain (loss)	(76,329,967)	15,067,783	682,833,406	(131,384,401)
Change in net unrealized appreciation (depreciation)	32,479,226	(41,345,172)	(429,630,307)	333,594,289
Net increase (decrease) in net assets resulting from operations	(42,590,924)	(24,475,954)	251,787,597	206,404,357
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(1,335,326)	(1,799,540)	(4,388,883)	(4,028,978)
Total distributions	(1,335,326)	(1,799,540)	(4,388,883)	(4,028,978)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	359,828,729	649,812,505	340,312,545	1,103,013,386
Cost of shares redeemed	(323,716,621)	(625,757,018)	(873,020,385)	(1,389,164,625)
Transaction fees (Note 4)	96,672	187,725	213,657	330,886
Net increase (decrease) in net assets resulting from capital transactions	36,208,780	24,243,212	(532,494,183)	(285,820,353)
Total decrease in net assets	(7,717,470)	(2,032,282)	(285,095,469)	(83,444,974)
NET ASSETS:
Beginning of year/period	75,803,451	77,835,733	803,982,405	887,427,379
End of year/period	$68,085,981	$75,803,451	$518,886,936	$803,982,405
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	2,706,480	1,261,602	6,124,486	7,424,486
Shares sold	19,800,000	10,955,000	2,150,000	15,950,000
Shares repurchased	(17,900,000)	(9,510,122)	(5,350,000)	(17,250,000)
Shares outstanding, end of year/period	4,606,480	2,706,480	2,924,486	6,124,486

The accompanying notes are an integral part of these financial statements.

144

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Semiconductor Bear 3X ETF[1]		Direxion Daily Semiconductor Bull 3X ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$20,754,320	$36,472,264	$1,611,963	$82,758,120
Net realized gain (loss)	(1,134,162,142)	(996,214,031)	14,537,507,463	4,181,587,080
Change in net unrealized appreciation (depreciation)	(733,512,239)	(615,377,006)	934,420,483	7,887,922,767
Net increase (decrease) in net assets resulting from operations	(1,846,920,061)	(1,575,118,773)	15,473,539,909	12,152,267,967
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(21,481,873)	(33,058,208)	—	(96,576,367)
Total distributions	(21,481,873)	(33,058,208)	—	(96,576,367)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,553,723,070	9,130,810,382	(85,506,463,553)	18,088,343,855
Cost of shares redeemed	(3,059,588,225)	(7,157,876,937)	73,309,836,015	(26,410,156,422)
Transaction fees (Note 4)	914,870	2,147,363	5,834,359	6,110,520
Net increase (decrease) in net assets resulting from capital transactions	2,495,049,715	1,975,080,808	(12,190,793,179)	(8,315,702,047)
Total increase in net assets	626,647,781	366,903,827	3,282,746,730	3,739,989,553
NET ASSETS:
Beginning of year/period	1,224,712,975	857,809,148	13,667,007,269	9,927,017,716
End of year/period	$1,851,360,756	$1,224,712,975	$16,949,753,999	$13,667,007,269
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	18,411,826	1,854,326	285,900,060	331,650,060
Shares sold	199,467,500	42,565,000	299,750,000	1,013,700,000
Shares repurchased	(78,783,526)	(26,007,500)	(452,350,000)	(1,059,450,000)
Shares outstanding, end of year/period	139,095,800	18,411,826	133,300,060	285,900,060

[1]	Effective March 5, 2026, the Fund had a 1:20 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:20 stock split.
The accompanying notes are an integral part of these financial statements.

145

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Small Cap Bear 3X ETF		Direxion Daily Small Cap Bull 3X ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$4,056,828	$8,412,624	$1,993,866	$20,920,763
Net realized gain (loss)	(106,750,498)	(96,549,144)	832,035,413	(45,295,074)
Change in net unrealized appreciation (depreciation)	(1,542,210)	(31,220,665)	(345,646,098)	493,075,880
Net increase (decrease) in net assets resulting from operations	(104,235,880)	(119,357,185)	488,383,181	468,701,569
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(4,488,463)	(8,683,587)	(1,782,729)	(27,201,564)
Return of capital	—	—	—	(1,245,439)
Total distributions	(4,488,463)	(8,683,587)	(1,782,729)	(28,447,003)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	966,734,193	1,343,020,031	909,082,849	2,922,684,620
Cost of shares redeemed	(920,590,754)	(1,231,447,791)	(1,939,448,289)	(3,479,262,822)
Transaction fees (Note 4)	274,545	369,434	520,158	919,495
Net increase (decrease) in net assets resulting from capital transactions	46,417,984	111,941,674	(1,029,845,282)	(555,658,707)
Total decrease in net assets	(62,306,359)	(16,099,098)	(543,244,830)	(115,404,141)
NET ASSETS:
Beginning of year/period	328,148,083	344,247,181	2,043,593,419	2,158,997,560
End of year/period	$265,841,724	$328,148,083	$1,500,348,589	$2,043,593,419
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	42,522,797	24,372,797	43,750,002	51,700,002
Shares sold	147,300,000	119,800,000	19,300,000	79,600,000
Shares repurchased	(136,100,000)	(101,650,000)	(38,600,000)	(87,550,000)
Shares outstanding, end of year/period	53,722,797	42,522,797	24,450,002	43,750,002

The accompanying notes are an integral part of these financial statements.

146

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Technology Bear 3X ETF		Direxion Daily Technology Bull 3X ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$1,234,007	$2,881,906	$6,888,520	$12,103,572
Net realized gain (loss)	(40,060,930)	(57,665,479)	1,244,202,173	481,924,605
Change in net unrealized appreciation (depreciation)	21,611,293	(42,853,074)	(904,093,969)	1,988,137,866
Net increase (decrease) in net assets resulting from operations	(17,215,630)	(97,636,647)	346,996,724	2,482,166,043
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(1,508,327)	(2,796,074)	(269,937,649)	(17,186,694)
Total distributions	(1,508,327)	(2,796,074)	(269,937,649)	(17,186,694)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	174,494,817	369,311,437	666,312,773	1,095,480,126
Cost of shares redeemed	(164,396,572)	(276,665,101)	(781,254,370)	(1,869,698,012)
Transaction fees (Note 4)	49,143	82,985	198,572	492,485
Net increase (decrease) in net assets resulting from capital transactions	10,147,388	92,729,321	(114,743,025)	(773,725,401)
Total increase (decrease) in net assets	(8,576,569)	(7,703,400)	(37,683,950)	1,691,253,948
NET ASSETS:
Beginning of year/period	93,651,814	101,355,214	4,774,267,060	3,083,013,112
End of year/period	$85,075,245	$93,651,814	$4,736,583,110	$4,774,267,060
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	5,939,102	1,825,026	32,400,000	37,650,000
Shares sold	10,250,000	10,535,000	6,600,000	13,800,000
Shares repurchased	(8,950,000)	(6,420,924)	(6,600,000)	(19,050,000)
Shares outstanding, end of year/period	7,239,102	5,939,102	32,400,000	32,400,000

The accompanying notes are an integral part of these financial statements.

147

Direxion Shares ETF Trust
Statements of Changes in Net Assets(Continued)

	Direxion Daily Transportation Bull 3X ETF		Direxion Daily Utilities Bull 3X ETF
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income	$57,428	$175,760	$363,421	$634,864
Net realized gain (loss)	2,739,405	(1,564,682)	6,344,411	17,805,266
Change in net unrealized appreciation (depreciation)	1,211,103	628,294	1,091,219	(11,921,518)
Net increase (decrease) in net assets resulting from operations	4,007,936	(760,628)	7,799,051	6,518,612
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders	(60,220)	(182,165)	(382,228)	(622,214)
Return of capital	—	(42)	—	—
Total distributions	(60,220)	(182,207)	(382,228)	(622,214)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,084,032	7,900,559	23,260,161	23,752,084
Cost of shares redeemed	(3,044,627)	(14,150,174)	(21,923,085)	(50,219,088)
Transaction fees (Note 4)	755	3,217	5,417	12,884
Net increase (decrease) in net assets resulting from capital transactions	40,160	(6,246,398)	1,342,493	(26,454,120)
Total increase (decrease) in net assets	3,987,876	(7,189,233)	8,759,316	(20,557,722)
NET ASSETS:
Beginning of year/period	14,051,318	21,240,551	34,722,183	55,279,905
End of year/period	$ 18,039,194	$14,051,318	$43,481,499	$34,722,183
CHANGES IN SHARES OUTSTANDING
Shares outstanding, beginning of year/period	500,001	650,001	750,001	1,450,001
Shares sold	100,000	350,000	550,000	650,000
Shares repurchased	(100,000)	(500,000)	(450,000)	(1,350,000)
Shares outstanding, end of year/period	500,001	500,001	850,001	750,001

The accompanying notes are an integral part of these financial statements.

148

Direxion Shares ETF Trust
Financial Highlights
April 30, 2026

												RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[8]
Direxion Daily 20+ Year Treasury Bear 3X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	$33.97	$0.48	$4.74	$5.22	$(0.49)	$—	$—	$(0.49)	$38.70	15.41%	$175,960	0.99%	0.99%	2.67%	0.88%	0.88%	2.78%	0%
For the Year Ended October 31, 2025	34.53	1.06	(0.53)	0.53	(1.09)	—	—	(1.09)	33.97	1.32%	168,034	1.38%	1.38%	2.85%	0.88%	0.88%	3.35%	0%
For the Year Ended October 31, 2024	51.50	1.25	(16.74)	(15.49)	(1.48)	—	—	(1.48)	34.53	−29.79%	177,731	1.39%	1.39%	3.78%	0.86%	0.86%	4.31%	0%
For the Year Ended October 31, 2023	39.81	0.95	11.61	12.56	(0.87)	—	—	(0.87)	51.50	33.09%	401,543	1.52%	1.52%	3.05%	0.87%	0.87%	3.70%	0%
For the Year Ended October 31, 2022	14.33	0.01	25.47	25.48	—	—	—	—	39.81	177.78%	688,650	1.01%	1.01%	0.06%	0.88%	0.88%	0.19%	0%
For the Year Ended October 31, 2021	13.95	(0.14)	0.52	0.38	—	—	—	—	14.33	2.74%	325,333	0.88%	0.88%	(0.86)%	0.88%	0.88%	(0.86)%	0%
Direxion Daily 20+ Year Treasury Bull 3X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	41.44	0.68	(6.62)	(5.94)	(0.68)	—	—	(0.68)	34.82	−14.41%	2,708,872	0.92%	0.99%	3.54%	0.81%	0.88%	3.65%	30%
For the Year Ended October 31, 2025	48.03	1.53	(6.54)	(5.01)	(1.58)	—	—	(1.58)	41.44	−10.28%	4,514,482	0.83%	0.94%	3.75%	0.76%	0.87%	3.82%	142%
For the Year Ended October 31, 2024	39.70	1.74	8.28	10.02	(1.69)	—	—	(1.69)	48.03	24.58%	6,061,474	0.96%	1.11%	3.23%	0.71%	0.86%	3.48%	172%
For the Year Ended October 31, 2023	70.10	2.23	(30.84)	(28.61)	(1.79)	—	—	(1.79)	39.70	−41.97%	2,296,103	0.92%	0.92%	3.31%	0.89%	0.89%	3.34%	119%
For the Year Ended October 31, 2022	281.00	1.40	(211.50)	(210.10)	(0.80)	—	—	(0.80)	70.10	−74.89%	437,185	0.91%	0.91%	0.92%	0.90%	0.90%	0.93%	8%
For the Year Ended October 31, 2021	358.10	0.30	(70.10)	(69.80)	(0.30)	(6.90)	(0.10)	(7.30)	281.00	−19.90%	359,735	0.88%	0.88%	0.11%	0.88%	0.88%	0.11%	33%
Direxion Daily 7-10 Year Treasury Bear 3X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	13.05	0.18	0.79	0.97	(0.19)	—	—	(0.19)	13.83	7.41%	11,065	0.98%	1.17%	2.66%	0.95%	1.14%	2.69%	0%
For the Year Ended October 31, 2025	14.04	0.45	(0.95)	(0.50)	(0.49)	—	—	(0.49)	13.05	−3.66%	9,790	1.05%	1.17%	3.23%	0.95%	1.07%	3.33%	0%
For the Year Ended October 31, 2024	16.46	0.55	(2.32)	(1.77)	(0.65)	—	—	(0.65)	14.04	−10.51%	14,746	1.33%	1.40%	3.95%	0.95%	1.02%	4.33%	0%
For the Year Ended October 31, 2023	14.21	0.44	2.22	2.66	(0.41)	—	—	(0.41)	16.46	19.45%	29,629	1.29%	1.29%	3.30%	0.95%	0.95%	3.64%	0%
For the Year Ended October 31, 2022	8.71	(0.00)[9]	5.50	5.50	—	—	—	—	14.21	63.15%	56,135	1.01%	0.99%	0.04%	0.95%	0.93%	0.10%	0%
For the Year Ended October 31, 2021	8.10	(0.08)	0.69	0.61	—	—	—	—	8.71	7.53%	29,623	0.95%	1.12%	(0.93)%	0.95%	1.12%	(0.93)%	0%
Direxion Daily 7-10 Year Treasury Bull 3X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	26.00	0.36	(1.75)	(1.39)	(0.37)	—	—	(0.37)	24.24	−5.39%	37,568	1.00%	0.99%	2.86%	0.92%	0.91%	2.94%	0%
For the Year Ended October 31, 2025	25.14	0.75	0.85	1.60	(0.74)	—	—	(0.74)	26.00	6.58%	50,702	1.01%	0.96%	3.03%	0.95%	0.90%	3.09%	0%
For the Year Ended October 31, 2024	22.71	0.80	2.42	3.22	(0.79)	—	—	(0.79)	25.14	13.93%	52,793	1.07%	1.02%	3.04%	0.95%	0.90%	3.16%	42%
For the Year Ended October 31, 2023	28.57	0.73	(5.96)	(5.23)	(0.63)	—	—	(0.63)	22.71	−18.77%	44,285	0.98%	0.98%	2.54%	0.95%	0.95%	2.57%	55%
For the Year Ended October 31, 2022	51.86	0.20	(23.49)	(23.29)	—	—	—	—	28.57	−44.91%	24,282	0.96%	1.01%	0.48%	0.95%	1.00%	0.49%	0%
For the Year Ended October 31, 2021	65.11	(0.22)	(7.29)	(7.51)	—	(5.18)	(0.56)	(5.74)	51.86	−12.64%	23,339	0.95%	1.06%	(0.40)%	0.95%	1.06%	(0.40)%	6%

The accompanying notes are an integral part of these financial statements.

149

Direxion Shares ETF Trust
Financial Highlights
April 30, 2026(Continued)

												RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[8]
Direxion Daily Aerospace & Defense Bull 3X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	$73.83	$0.00	$(6.73)	$(6.73)	$(0.04)	$(5.55)	$—	$(5.59)	$61.51	−8.38%	$365,957	1.61%	1.61%	0.01%	0.92%	0.92%	0.70%	37%
For the Year Ended October 31, 2025	31.42	0.13	46.08	46.21	(0.23)	(3.57)	—	(3.80)	73.83	165.58%	394,993	1.86%	1.86%	0.30%	0.92%	0.92%	1.24%	90%
For the Year Ended October 31, 2024	16.35	0.36	15.03	15.39	(0.32)	—	—	(0.32)	31.42	94.57%	186,970	1.41%	1.41%	1.38%	0.92%	0.92%	1.87%	52%
For the Year Ended October 31, 2023	18.12	0.24	(1.79)	(1.55)	(0.22)	—	—	(0.22)	16.35	−8.70%	155,357	1.21%	1.21%	1.23%	0.93%	0.93%	1.51%	32%
For the Year Ended October 31, 2022	20.58	0.04	(2.12)	(2.08)	(0.04)	(0.34)	—	(0.38)	18.12	−10.07%	194,780	0.98%	0.97%	0.19%	0.94%	0.93%	0.23%	77%
For the Year Ended October 31, 2021	8.87	(0.03)	11.75	11.72	(0.01)	—	—	(0.01)	20.58	132.19%	280,890	0.96%	0.93%	(0.17)%	0.95%	0.92%	(0.16)%	64%
Direxion Daily Consumer Discretionary Bull 3X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	52.30	0.13	(6.74)	(6.61)	(0.11)	—	—	(0.11)	45.58	−12.60%	20,511	1.31%	1.44%	0.58%	0.95%	1.08%	0.94%	9%
For the Year Ended October 31, 2025	38.22	0.33	14.13	14.46	(0.36)	—	(0.02)	(0.38)	52.30	38.05%	23,534	1.62%	1.64%	0.72%	0.95%	0.97%	1.39%	63%
For the Year Ended October 31, 2024	21.67	0.32	16.56	16.88	(0.33)	—	—	(0.33)	38.22	78.00%	22,930	1.17%	1.18%	0.98%	0.95%	0.96%	1.20%	72%
For the Year Ended October 31, 2023	23.48	0.15	(1.87)	(1.72)	(0.09)	—	—	(0.09)	21.67	−7.37%	24,922	1.47%	1.50%	0.60%	0.95%	0.98%	1.12%	99%
For the Year Ended October 31, 2022	92.11	(0.12)	(68.51)	(68.63)	—	—	—	—	23.48	−74.51%	24,653	1.03%	1.06%	(0.25)%	0.95%	0.98%	(0.17)%	149%
For the Year Ended October 31, 2021	36.13	(0.33)	56.31	55.98	—	—	—	—	92.11	154.94%	55,264	0.96%	0.99%	(0.54)%	0.95%	0.98%	(0.53)%	18%
Direxion Daily Dow Jones Internet Bear 3X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	17.43	0.26	2.85	3.11	(0.29)	—	—	(0.29)	20.25	17.63%	10,058	1.39%	1.52%	2.31%	0.95%	1.08%	2.75%	0%
For the Year Ended October 31, 2025	49.36	0.97	(31.89)	(30.92)	(1.01)	—	—	(1.01)	17.43	−63.35%	10,403	1.21%	1.34%	3.46%	0.95%	1.08%	3.72%	0%
For the Year Ended October 31, 2024	158.00	3.44	(107.99)	(104.55)	(4.09)	—	—	(4.09)	49.36	−66.86%	17,127	1.07%	1.14%	4.77%	0.95%	1.02%	4.89%	0%
For the Year Ended October 31, 2023	382.20	6.90	(224.90)	(218.00)	(6.20)	—	—	(6.20)	158.00	−57.09%	36,653	1.44%	1.46%	3.50%	0.95%	0.97%	3.99%	0%
For the Year Ended October 31, 2022	143.90	1.70	236.70	238.40	(0.10)	—	—	(0.10)	382.20	165.69%	56,183	1.06%	1.11%	0.49%	0.95%	1.00%	0.60%	0%
For the Year Ended October 31, 2021	442.30	(1.80)	(296.60)	(298.40)	—	—	—	—	143.90	−67.47%	4,604	0.95%	1.56%	(0.93)%	0.95%	1.56%	(0.93)%	0%
Direxion Daily Dow Jones Internet Bull 3X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	33.04	0.03	(9.48)	(9.45)	(0.01)	—	—	(0.01)	23.58	−28.61%	111,989	1.50%	1.50%	0.29%	0.93%	0.93%	0.86%	34%
For the Year Ended October 31, 2025	20.43	0.03	12.65	12.68	(0.03)	—	(0.04)	(0.07)	33.04	62.15%	145,386	1.63%	1.63%	0.11%	0.93%	0.93%	0.81%	60%
For the Year Ended October 31, 2024	8.63	—	11.80	11.80	—	—	—	—	20.43	136.73%	134,853	1.80%	1.78%	(0.02)%	0.94%	0.92%	0.84%	61%
For the Year Ended October 31, 2023	7.21	(0.00)[9]	1.42	1.42	(0.00)[9]	—	—	(0.00)[9]	8.63	19.70%	118,634	1.70%	1.68%	(0.04)%	0.95%	0.93%	0.71%	110%
For the Year Ended October 31, 2022	86.93	(0.07)	(76.60)	(76.67)	—	(3.05)	—	(3.05)	7.21	−91.32%	103,100	0.98%	0.99%	(0.39)%	0.95%	0.96%	(0.36)%	55%
For the Year Ended October 31, 2021	45.47	(0.62)	42.08	41.46	—	—	—	—	86.93	91.18%	99,968	0.96%	0.96%	(0.81)%	0.95%	0.95%	(0.80)%	65%

The accompanying notes are an integral part of these financial statements.

150

Direxion Shares ETF Trust
Financial Highlights
April 30, 2026(Continued)

												RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[8]
Direxion Daily Financial Bear 3X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	$44.14	$0.54	$(0.95)	$(0.41)	$(0.54)	$—	$—	$(0.54)	$43.19	−0.97%	$120,080	1.19%	1.19%	2.49%	0.91%	0.91%	2.77%	0%
For the Year Ended October 31, 2025	73.50	1.79	(28.94)	(27.15)	(2.21)	—	—	(2.21)	44.14	−37.34%	131,525	1.06%	1.06%	3.53%	0.92%	0.92%	3.67%	0%
For the Year Ended October 31, 2024	216.20	5.00	(142.60)	(137.60)	(5.10)	—	—	(5.10)	73.50	−64.30%	128,316	1.05%	1.05%	4.81%	0.91%	0.91%	4.95%	0%
For the Year Ended October 31, 2023	205.00	6.10	11.00	17.10	(5.90)	—	—	(5.90)	216.20	8.57%	167,617	1.35%	1.33%	3.25%	0.93%	0.91%	3.67%	0%
For the Year Ended October 31, 2022	183.30	0.10	21.60	21.70	—	—	—	—	205.00	11.84%	190,690	1.04%	1.01%	0.05%	0.95%	0.92%	0.14%	0%
For the Year Ended October 31, 2021	1,180.00	(3.30)	(993.40)	(996.70)	—	—	—	—	183.30	−84.47%	130,234	0.95%	0.92%	(0.93)%	0.95%	0.92%	(0.93)%	0%
Direxion Daily Financial Bull 3X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	160.73	1.10	(11.01)	(9.91)	(0.99)	(12.09)	—	(13.08)	137.74	−7.16%	1,969,603	1.05%	1.07%	1.50%	0.87%	0.89%	1.68%	26%
For the Year Ended October 31, 2025	138.44	1.56	22.26	23.82	(1.53)	—	—	(1.53)	160.73	17.19%	2,475,082	1.39%	1.43%	0.96%	0.86%	0.90%	1.49%	66%
For the Year Ended October 31, 2024	53.45	1.24	85.08	86.32	(1.33)	—	—	(1.33)	138.44	162.48%	2,374,110	1.57%	1.59%	1.23%	0.87%	0.89%	1.93%	19%
For the Year Ended October 31, 2023	73.63	1.25	(20.02)	(18.77)	(1.41)	—	—	(1.41)	53.45	−25.79%	1,432,425	1.12%	1.13%	1.85%	0.89%	0.90%	2.08%	80%
For the Year Ended October 31, 2022	144.45	0.81	(70.93)	(70.12)	(0.70)	—	—	(0.70)	73.63	−48.61%	1,892,223	0.89%	0.93%	0.82%	0.87%	0.91%	0.84%	109%
For the Year Ended October 31, 2021	33.61	0.52	110.82	111.34	(0.50)	—	—	(0.50)	144.45	332.26%	3,582,160	0.86%	0.91%	0.56%	0.85%	0.90%	0.57%	70%
Direxion Daily FTSE China Bear 3X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	23.41	0.34	3.90	4.24	(0.55)	—	—	(0.55)	27.10	18.06%	110,006	1.12%	1.12%	2.76%	0.93%	0.93%	2.95%	0%
For the Year Ended October 31, 2025	73.75	1.25	(50.13)	(48.88)	(1.46)	—	—	(1.46)	23.41	−67.12%	234,367	1.20%	1.19%	3.55%	0.94%	0.93%	3.81%	0%
For the Year Ended October 31, 2024	241.40	6.23	(173.45)	(167.22)	(0.43)	—	—	(0.43)	73.75	−67.92%	184,483	1.34%	1.32%	4.19%	0.95%	0.93%	4.58%	0%
For the Year Ended October 31, 2023	763.20	6.80	(522.00)	(515.20)	(6.60)	—	—	(6.60)	241.40	−67.40%	123,997	1.58%	1.58%	3.29%	0.95%	0.95%	3.92%	0%
For the Year Ended October 31, 2022	337.20	0.40	425.60	426.00	—	—	—	—	763.20	126.33%	168,948	1.06%	1.06%	0.09%	0.95%	0.95%	0.20%	0%
For the Year Ended October 31, 2021	418.20	(2.80)	(78.20)	(81.00)	—	—	—	—	337.20	−19.37%	66,230	0.95%	0.98%	(0.93)%	0.95%	0.98%	(0.93)%	0%
Direxion Daily FTSE China Bull 3X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	47.45	0.22	(12.68)	(12.46)	(0.17)	—	—	(0.17)	34.82	−26.29%	765,803	1.83%	1.83%	1.07%	0.92%	0.92%	1.98%	4%
For the Year Ended October 31, 2025	33.00	0.63	14.50	15.13	(0.61)	—	(0.07)	(0.68)	47.45	46.60%	939,126	1.82%	1.82%	1.72%	0.93%	0.93%	2.61%	147%
For the Year Ended October 31, 2024	25.08	0.54	7.97	8.51	(0.59)	—	—	(0.59)	33.00	35.26%	2,015,946	1.53%	1.53%	2.32%	0.92%	0.92%	2.93%	274%
For the Year Ended October 31, 2023	19.95	0.86	5.21	6.07	(0.94)	—	—	(0.94)	25.08	28.74%	628,056	1.15%	1.14%	2.23%	0.95%	0.94%	2.43%	126%
For the Year Ended October 31, 2022	223.80	0.70	(204.20)	(203.50)	(0.35)	—	—	(0.35)	19.95	−91.06%	217,357	0.97%	0.97%	0.78%	0.95%	0.95%	0.80%	102%
For the Year Ended October 31, 2021	335.60	0.60	(109.60)	(109.00)	(2.80)	—	—	(2.80)	223.80	−32.82%	482,288	0.95%	0.93%	0.17%	0.95%	0.93%	0.17%	50%

The accompanying notes are an integral part of these financial statements.

151

Direxion Shares ETF Trust
Financial Highlights
April 30, 2026(Continued)

												RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[8]
Direxion Daily FTSE Europe Bull 3X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	$36.67	$0.34	$7.41	$7.75	$(0.29)	$—	$—	$(0.29)	$44.13	21.29%	$59,580	1.50%	1.50%	1.64%	0.91%	0.91%	2.23%	24%
For the Year Ended October 31, 2025	24.29	0.69	12.34	13.03	(0.65)	—	—	(0.65)	36.67	54.49%	32,999	1.65%	1.62%	2.30%	0.95%	0.92%	3.00%	41%
For the Year Ended October 31, 2024	15.92	0.66	8.42	9.08	(0.71)	—	—	(0.71)	24.29	56.86%	21,859	1.41%	1.41%	2.68%	0.95%	0.95%	3.14%	0%
For the Year Ended October 31, 2023	12.83	0.48	3.11	3.59	(0.50)	—	—	(0.50)	15.92	27.29%	17,516	1.48%	1.48%	2.36%	0.95%	0.95%	2.89%	15%
For the Year Ended October 31, 2022	38.34	0.28	(25.53)	(25.25)	(0.26)	—	—	(0.26)	12.83	−66.00%	17,965	0.98%	0.99%	1.16%	0.95%	0.96%	1.19%	0%
For the Year Ended October 31, 2021	14.48	0.15	23.85	24.00	(0.14)	—	—	(0.14)	38.34	165.99%	47,924	0.96%	0.93%	0.45%	0.95%	0.92%	0.46%	51%
Direxion Daily Healthcare Bull 3X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	91.65	0.55	(2.41)	(1.86)	(0.57)	—	—	(0.57)	89.22	−2.08%	138,296	1.28%	1.28%	1.04%	0.90%	0.90%	1.42%	16%
For the Year Ended October 31, 2025	114.00	1.20	(22.47)	(21.27)	(1.08)	—	—	(1.08)	91.65	−18.60%	183,297	1.16%	1.16%	1.33%	0.91%	0.91%	1.58%	1%
For the Year Ended October 31, 2024	79.01	1.30	35.22	36.52	(1.53)	—	(0.00)[9]	(1.53)	114.00	46.26%	153,896	1.49%	1.49%	1.14%	0.90%	0.90%	1.73%	23%
For the Year Ended October 31, 2023	108.91	1.76	(30.04)	(28.28)	(1.62)	—	—	(1.62)	79.01	−26.23%	154,065	1.02%	1.01%	1.74%	0.92%	0.91%	1.84%	18%
For the Year Ended October 31, 2022	123.96	0.40	(15.12)	(14.72)	(0.33)	—	—	(0.33)	108.91	−11.85%	196,030	0.98%	0.96%	0.35%	0.95%	0.93%	0.38%	16%
For the Year Ended October 31, 2021	55.70	(0.04)	68.31	68.27	(0.01)	—	—	(0.01)	123.96	122.57%	254,116	0.96%	0.94%	(0.05)%	0.95%	0.93%	(0.04)%	2%
Direxion Daily Homebuilders & Supplies Bull 3X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	58.78	0.19	(14.52)	(14.33)	(0.12)	—	—	(0.12)	44.33	−24.37%	563,014	1.27%	1.27%	0.71%	0.92%	0.92%	1.06%	52%
For the Year Ended October 31, 2025	128.77	0.71	(69.93)	(69.22)	(0.77)	—	(0.00)[9]	(0.77)	58.78	−53.80%	605,466	1.54%	1.54%	0.99%	0.92%	0.92%	1.61%	63%
For the Year Ended October 31, 2024	43.99	0.53	84.76	85.29	(0.51)	—	—	(0.51)	128.77	193.80%	328,359	1.95%	1.95%	0.46%	0.91%	0.91%	1.50%	70%
For the Year Ended October 31, 2023	26.23	0.14	17.82	17.96	(0.20)	—	—	(0.20)	43.99	68.45%	149,559	2.10%	2.10%	0.28%	0.93%	0.93%	1.45%	108%
For the Year Ended October 31, 2022	83.28	(0.01)	(57.04)	(57.05)	—	—	—	—	26.23	−68.50%	131,145	0.97%	0.97%	(0.01)%	0.93%	0.93%	0.03%	98%
For the Year Ended October 31, 2021	39.58	(0.25)	43.95	43.70	—	—	—	—	83.28	110.41%	383,075	0.96%	0.94%	(0.37)%	0.94%	0.92%	(0.35)%	95%
Direxion Daily Industrials Bull 3X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	75.74	0.16	21.86	22.02	(0.14)	(7.27)	—	(7.41)	90.35	32.18%	54,209	1.58%	1.57%	0.40%	0.95%	0.94%	1.03%	19%
For the Year Ended October 31, 2025	61.68	0.43	17.31	17.74	(0.46)	(3.22)	—	(3.68)	75.74	30.04%	37,868	1.73%	1.73%	0.68%	0.95%	0.95%	1.46%	44%
For the Year Ended October 31, 2024	28.20	0.53	33.44	33.97	(0.49)	—	—	(0.49)	61.68	120.91%	37,010	1.56%	1.56%	1.07%	0.95%	0.95%	1.68%	20%
For the Year Ended October 31, 2023	29.04	0.50	(0.83)	(0.33)	(0.51)	—	—	(0.51)	28.20	−1.42%	19,742	1.26%	1.30%	1.47%	0.95%	0.99%	1.78%	21%
For the Year Ended October 31, 2022	45.37	0.12	(16.33)	(16.21)	(0.12)	—	—	(0.12)	29.04	−35.71%	18,873	0.97%	1.01%	0.33%	0.95%	0.99%	0.35%	20%
For the Year Ended October 31, 2021	18.48	(0.00)[9]	26.96	26.96	(0.03)	(0.04)	—	(0.07)	45.37	146.14%	63,520	0.96%	0.96%	(0.01)%	0.95%	0.95%	—%	3%

The accompanying notes are an integral part of these financial statements.

152

Direxion Shares ETF Trust
Financial Highlights
April 30, 2026(Continued)

												RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[8]
Direxion Daily Mid Cap Bull 3X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	$49.10	$0.20	$15.18	$15.38	$(0.16)	$—	$—	$(0.16)	$64.32	31.40%	$83,630	1.39%	1.38%	0.73%	0.95%	0.94%	1.17%	30%
For the Year Ended October 31, 2025	53.14	0.59	(4.04)	(3.45)	(0.59)	—	(0.00)[9]	(0.59)	49.10	−6.44%	71,199	1.38%	1.37%	1.20%	0.95%	0.94%	1.63%	48%
For the Year Ended October 31, 2024	28.26	0.63	24.97	25.60	(0.72)	—	—	(0.72)	53.14	90.91%	82,371	1.43%	1.41%	1.32%	0.95%	0.93%	1.80%	129%
For the Year Ended October 31, 2023	36.77	0.53	(8.65)	(8.12)	(0.39)	—	—	(0.39)	28.26	−22.31%	39,573	1.23%	1.24%	1.39%	0.95%	0.96%	1.67%	17%
For the Year Ended October 31, 2022	67.09	0.15	(30.47)	(30.32)	—	—	—	—	36.77	−45.19%	47,801	0.98%	0.99%	0.31%	0.95%	0.96%	0.34%	54%
For the Year Ended October 31, 2021	22.89	(0.08)	44.29	44.21	(0.01)	—	—	(0.01)	67.09	193.19%	90,584	0.96%	0.95%	(0.14)%	0.95%	0.94%	(0.13)%	33%
Direxion Daily MSCI Emerging Markets Bear 3X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	35.83	0.46	(15.70)	(15.24)	(0.45)	—	—	(0.45)	20.14	−43.01%	34,933	0.99%	1.35%	3.33%	0.95%	1.31%	3.37%	0%
For the Year Ended October 31, 2025	80.10	2.44	(44.26)	(41.82)	(2.45)	—	—	(2.45)	35.83	−53.44%	13,774	1.09%	1.48%	3.74%	0.95%	1.34%	3.88%	0%
For the Year Ended October 31, 2024	152.70	4.40	(72.20)	(67.80)	(4.80)	—	—	(4.80)	80.10	−44.83%	16,791	1.18%	1.52%	4.32%	0.95%	1.29%	4.55%	0%
For the Year Ended October 31, 2023	209.50	4.40	(57.10)	(52.70)	(4.10)	—	—	(4.10)	152.70	−24.78%	28,183	1.41%	1.61%	3.36%	0.95%	1.15%	3.82%	0%
For the Year Ended October 31, 2022	90.30	(0.00)[9]	119.20	119.20	—	—	—	—	209.50	132.00%	56,453	1.10%	1.23%	—%	0.95%	1.08%	0.15%	0%
For the Year Ended October 31, 2021	172.50	(0.80)	(81.40)	(82.20)	—	—	—	—	90.30	−47.65%	26,590	0.95%	1.17%	(0.93)%	0.95%	1.17%	(0.93)%	0%
Direxion Daily MSCI Emerging Markets Bull 3X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	55.46	0.55	22.61	23.16	(0.48)	—	—	(0.48)	78.14	42.13%	197,830	1.74%	1.73%	1.80%	0.95%	0.94%	2.59%	0%
For the Year Ended October 31, 2025	34.01	0.97	21.49	22.46	(1.01)	—	—	(1.01)	55.46	67.62%	118,210	1.63%	1.64%	2.69%	0.95%	0.96%	3.37%	347%
For the Year Ended October 31, 2024	22.57	1.10	11.49	12.59	(1.15)	—	—	(1.15)	34.01	56.23%	82,706	1.45%	1.41%	3.56%	0.95%	0.91%	4.06%	220%
For the Year Ended October 31, 2023	21.64	1.11	0.75	1.86	(0.93)	—	—	(0.93)	22.57	7.70%	65,028	1.15%	1.17%	3.66%	0.95%	0.97%	3.86%	320%
For the Year Ended October 31, 2022	81.27	0.37	(60.00)	(59.63)	—	—	—	—	21.64	−73.37%	49,367	0.96%	0.97%	0.74%	0.95%	0.96%	0.75%	262%
For the Year Ended October 31, 2021	59.82	(0.15)	21.73	21.58	(0.09)	—	(0.04)	(0.13)	81.27	36.04%	169,181	0.96%	0.94%	(0.16)%	0.95%	0.93%	(0.15)%	87%
Direxion Daily MSCI Mexico Bull 3X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	21.62	0.20	8.30	8.50	(0.18)	—	—	(0.18)	29.94	39.44%	21,441	2.00%	2.01%	1.44%	0.95%	0.96%	2.49%	22%
For the Year Ended October 31, 2025	12.02	0.47	9.62	10.09	(0.49)	—	—	(0.49)	21.62	87.18%	19,807	1.72%	1.73%	3.40%	0.95%	0.96%	4.17%	75%
For the Year Ended October 31, 2024	18.62	0.56	(6.58)	(6.02)	(0.58)	—	—	(0.58)	12.02	−33.99%	24,840	1.22%	1.25%	2.79%	0.95%	0.98%	3.06%	56%
For the Year Ended October 31, 2023	17.49	0.47	1.10	1.57	(0.44)	—	—	(0.44)	18.62	8.49%	10,539	2.12%	2.20%	1.88%	0.95%	1.03%	3.05%	71%
For the Year Ended October 31, 2022	16.62	0.21	0.83	1.04	(0.17)	—	—	(0.17)	17.49	6.35%	11,650	0.98%	1.09%	1.27%	0.95%	1.06%	1.30%	25%
For the Year Ended October 31, 2021	6.40	(0.01)	10.27	10.26	(0.04)	—	—	(0.04)	16.62	160.49%	15,225	0.96%	0.99%	(0.04)%	0.95%	0.98%	(0.03)%	180%

The accompanying notes are an integral part of these financial statements.

153

Direxion Shares ETF Trust
Financial Highlights
April 30, 2026(Continued)

												RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[8]
Direxion Daily MSCI South Korea Bull 3X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	$180.91	$1.35	$409.31	$410.66	$(1.59)	$—	$—	$(1.59)	$589.98	229.25%	$1,551,590	1.58%	1.57%	0.84%	0.90%	0.89%	1.52%	264%
For the Year Ended October 31, 2025	55.70	1.10	126.31	127.41	(2.20)	—	—	(2.20)	180.91	231.64%	240,602	1.68%	1.65%	1.85%	0.95%	0.92%	2.58%	81%
For the Year Ended October 31, 2024	54.80	1.90	1.20	3.10	(2.20)	—	—	(2.20)	55.70	4.21%	57,696	1.34%	1.35%	2.45%	0.95%	0.96%	2.84%	82%
For the Year Ended October 31, 2023	60.00	1.40	(5.30)	(3.90)	(1.30)	—	—	(1.30)	54.80	−7.30%	26,053	1.32%	1.37%	1.67%	0.95%	1.00%	2.04%	73%
For the Year Ended October 31, 2022	261.20	1.10	(200.40)	(199.30)	(1.40)	—	(0.50)	(1.90)	60.00	−76.86%	20,094	0.96%	1.01%	0.78%	0.95%	1.00%	0.79%	27%
For the Year Ended October 31, 2021	166.60	(2.70)	97.30	94.60	(0.00)[9]	—	—	(0.00)[9]	261.20	56.80%	47,022	0.96%	0.97%	(0.73)%	0.95%	0.96%	(0.72)%	97%
Direxion Daily Pharmaceutical & Medical Bull 3X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	8.86	0.01	3.45	3.46	(0.04)	—	—	(0.04)	12.28	39.06%	12,893	1.46%	1.60%	0.24%	0.95%	1.09%	0.75%	52%
For the Year Ended October 31, 2025	8.95	0.06	(0.08)	(0.02)	(0.07)	—	—	(0.07)	8.86	0.01%	11,965	1.39%	1.60%	0.83%	0.95%	1.16%	1.27%	88%
For the Year Ended October 31, 2024	5.11	0.11	3.85	3.96	(0.12)	—	—	(0.12)	8.95	77.94%	14,772	1.29%	1.46%	1.53%	0.95%	1.12%	1.87%	67%
For the Year Ended October 31, 2023	10.16	0.13	(5.04)	(4.91)	(0.14)	—	—	(0.14)	5.11	−48.91%	8,180	1.06%	1.37%	1.54%	0.95%	1.26%	1.65%	51%
For the Year Ended October 31, 2022	18.11	0.03	(7.95)	(7.92)	(0.03)	—	—	(0.03)	10.16	−43.75%	11,173	0.98%	1.11%	0.25%	0.95%	1.08%	0.28%	189%
For the Year Ended October 31, 2021	15.76	(0.09)	2.44	2.35	—	—	—	—	18.11	14.91%	31,693	0.95%	1.07%	(0.39)%	0.95%	1.07%	(0.39)%	115%
Direxion Daily Real Estate Bear 3X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	25.99	0.32	(6.60)	(6.28)	(0.35)	—	—	(0.35)	19.36	−24.54%	32,601	1.15%	1.14%	2.67%	0.95%	0.94%	2.87%	0%
For the Year Ended October 31, 2025	25.68	0.82	0.42	1.24	(0.93)	—	—	(0.93)	25.99	4.85%	43,773	1.21%	1.20%	3.13%	0.95%	0.94%	3.39%	0%
For the Year Ended October 31, 2024	65.11	1.37	(39.29)	(37.92)	(1.51)	—	—	(1.51)	25.68	−58.72%	66,357	1.58%	1.54%	3.84%	0.95%	0.91%	4.47%	0%
For the Year Ended October 31, 2023	60.71	1.62	4.40	6.02	(1.62)	—	—	(1.62)	65.11	10.65%	151,961	1.44%	1.40%	3.24%	0.95%	0.91%	3.73%	0%
For the Year Ended October 31, 2022	41.07	0.37	19.27	19.64	—	—	—	—	60.71	47.82%	205,433	1.01%	1.03%	0.75%	0.95%	0.97%	0.81%	0%
For the Year Ended October 31, 2021	153.40	(0.64)	(111.69)	(112.33)	—	—	—	—	41.07	−73.23%	19,926	0.95%	1.17%	(0.93)%	0.95%	1.17%	(0.93)%	0%
Direxion Daily Real Estate Bull 3X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	8.81	0.11	2.08	2.19	(0.10)	—	—	(0.10)	10.90	25.05%	46,856	1.13%	1.11%	2.46%	0.95%	0.93%	2.64%	5%
For the Year Ended October 31, 2025	11.93	0.25	(3.14)	(2.89)	(0.21)	—	(0.02)	(0.23)	8.81	−24.37%	55,083	1.39%	1.36%	2.47%	0.95%	0.92%	2.91%	15%
For the Year Ended October 31, 2024	6.12	0.27	5.79	6.06	(0.24)	—	(0.01)	(0.25)	11.93	99.78%	96,620	1.38%	1.34%	2.75%	0.95%	0.91%	3.18%	48%
For the Year Ended October 31, 2023	9.85	0.29	(3.77)	(3.48)	(0.25)	—	(0.00)[9]	(0.25)	6.12	−36.09%	44,711	1.15%	1.15%	3.09%	0.95%	0.95%	3.29%	45%
For the Year Ended October 31, 2022	26.14	0.25	(15.16)	(14.91)	(0.25)	(1.13)	—	(1.38)	9.85	−60.04%	47,268	0.98%	0.97%	1.24%	0.95%	0.94%	1.27%	84%
For the Year Ended October 31, 2021	9.03	0.22	17.08	17.30	(0.19)	—	—	(0.19)	26.14	192.60%	147,704	0.96%	0.94%	1.18%	0.95%	0.93%	1.19%	20%

The accompanying notes are an integral part of these financial statements.

154

Direxion Shares ETF Trust
Financial Highlights
April 30, 2026(Continued)

												RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[8]
Direxion Daily Regional Banks Bull 3X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	$81.73	$1.01	$35.72	$36.73	$(1.02)	$—	$—	$(1.02)	$117.44	45.12%	$496,048	1.26%	1.26%	1.95%	0.88%	0.88%	2.33%	33%
For the Year Ended October 31, 2025	109.40	1.89	(27.77)	(25.88)	(1.79)	—	—	(1.79)	81.73	−23.85%	802,885	1.67%	1.67%	1.91%	0.88%	0.88%	2.70%	152%
For the Year Ended October 31, 2024	44.90	2.03	64.40	66.43	(1.93)	—	—	(1.93)	109.40	149.84%	762,914	1.43%	1.43%	2.52%	0.87%	0.87%	3.08%	138%
For the Year Ended October 31, 2023	299.30	1.88	(254.52)	(252.64)	(1.76)	—	—	(1.76)	44.90	−84.66%	447,781	1.38%	1.38%	2.67%	0.90%	0.90%	3.15%	149%
For the Year Ended October 31, 2022	510.20	3.70	(211.00)	(207.30)	(3.60)	—	—	(3.60)	299.30	−40.71%	212,433	0.93%	0.93%	0.94%	0.89%	0.89%	0.98%	138%
For the Year Ended October 31, 2021	131.90	2.80	378.30	381.10	(2.80)	—	—	(2.80)	510.20	290.09%	441,276	0.91%	0.89%	0.70%	0.90%	0.88%	0.71%	147%
Direxion Daily Retail Bull 3X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	8.16	0.04	0.63	0.67	(0.02)	—	—	(0.02)	8.81	8.39%	31,459	1.53%	1.53%	0.82%	0.95%	0.95%	1.40%	49%
For the Year Ended October 31, 2025	8.37	0.07	(0.21)	(0.14)	(0.06)	—	(0.01)	(0.07)	8.16	−1.61%	29,123	1.67%	1.67%	0.80%	0.93%	0.93%	1.54%	71%
For the Year Ended October 31, 2024	5.11	0.11	3.27	3.38	(0.12)	—	—	(0.12)	8.37	65.88%	40,765	1.48%	1.48%	1.32%	0.92%	0.92%	1.88%	67%
For the Year Ended October 31, 2023	8.14	0.11	(3.03)	(2.92)	(0.11)	—	—	(0.11)	5.11	−36.13%	38,954	1.21%	1.20%	1.54%	0.93%	0.92%	1.82%	146%
For the Year Ended October 31, 2022	41.95	0.13	(33.83)	(33.70)	(0.11)	—	—	(0.11)	8.14	−80.48%	51,020	0.98%	0.95%	0.74%	0.95%	0.92%	0.77%	83%
For the Year Ended October 31, 2021	8.58	(0.09)	33.46	33.37	(0.00)[9]	—	—	(0.00)[9]	41.95	389.07%	128,839	0.97%	0.92%	(0.24)%	0.95%	0.90%	(0.22)%	112%
Direxion Daily S&P 500® Bear 3X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	35.57	0.51	(5.46)	(4.95)	(0.58)	—	—	(0.58)	30.04	−14.25%	385,073	1.01%	1.01%	2.85%	0.92%	0.92%	2.94%	0%
For the Year Ended October 31, 2025	68.90	1.85	(33.13)	(31.28)	(2.05)	—	—	(2.05)	35.57	−46.43%	445,213	1.15%	1.15%	3.56%	0.92%	0.92%	3.79%	0%
For the Year Ended October 31, 2024	169.40	4.20	(100.30)	(96.10)	(4.40)	—	—	(4.40)	68.90	−57.19%	501,717	1.03%	1.03%	4.62%	0.91%	0.91%	4.74%	0%
For the Year Ended October 31, 2023	226.60	5.80	(57.50)	(51.70)	(5.50)	—	—	(5.50)	169.40	−22.66%	690,955	1.17%	1.15%	3.49%	0.94%	0.92%	3.72%	0%
For the Year Ended October 31, 2022	187.80	0.40	38.40	38.80	—	—	—	—	226.60	20.66%	887,711	1.08%	1.06%	0.20%	0.95%	0.93%	0.33%	0%
For the Year Ended October 31, 2021	610.00	(2.70)	(419.50)	(422.20)	—	—	—	—	187.80	−69.21%	388,357	0.95%	0.92%	(0.92)%	0.95%	0.92%	(0.92)%	0%
Direxion Daily S&P 500® Bull 3X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	224.21	0.78	22.17	22.95	(0.62)	—	—	(0.62)	246.54	10.30%	5,929,371	1.24%	1.36%	0.72%	0.81%	0.93%	1.15%	27%
For the Year Ended October 31, 2025	157.52	1.67	66.69	68.36	(1.67)	—	—	(1.67)	224.21	43.75%	6,076,195	1.32%	1.43%	0.98%	0.81%	0.92%	1.49%	71%
For the Year Ended October 31, 2024	72.12	1.25	85.38	86.63	(1.23)	—	—	(1.23)	157.52	120.50%	4,906,705	1.57%	1.67%	0.98%	0.81%	0.91%	1.74%	29%
For the Year Ended October 31, 2023	65.97	0.87	6.12	6.99	(0.84)	—	—	(0.84)	72.12	10.54%	2,625,285	1.31%	1.35%	1.10%	0.88%	0.92%	1.53%	65%
For the Year Ended October 31, 2022	130.30	0.22	(64.36)	(64.14)	(0.19)	—	—	(0.19)	65.97	−49.27%	2,546,628	0.91%	0.96%	0.23%	0.88%	0.93%	0.26%	113%
For the Year Ended October 31, 2021	48.08	0.13	82.25	82.38	(0.16)	—	—	(0.16)	130.30	171.57%	3,348,750	0.91%	0.93%	0.14%	0.90%	0.92%	0.15%	28%

The accompanying notes are an integral part of these financial statements.

155

Direxion Shares ETF Trust
Financial Highlights
April 30, 2026(Continued)

												RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[8]
Direxion Daily S&P 500® High Beta Bear 3X ETF[10]
For the Six Months Ended April 30, 2026 (Unaudited)	$55.20	$0.76	$(21.36)	$(20.60)	$(4.73)	$—	$—	$(4.73)	$29.87	−44.78%	$19,043	1.01%	1.05%	3.28%	0.95%	0.99%	3.34%	0%
For the Year Ended October 31, 2025	209.30	4.30	(153.20)	(148.90)	(5.20)	—	—	(5.20)	55.20	−72.63%	30,220	1.32%	1.36%	3.80%	0.95%	0.99%	4.17%	0%
For the Year Ended October 31, 2024	600.90	11.70	(391.30)	(379.60)	(12.00)	—	—	(12.00)	209.30	−63.40%	29,841	1.22%	1.24%	4.45%	0.95%	0.97%	4.72%	0%
For the Year Ended October 31, 2023	862.00	17.50	(264.00)	(246.50)	(14.60)	—	—	(14.60)	600.90	−28.08%	61,619	1.44%	1.45%	3.46%	0.95%	0.96%	3.95%	0%
For the Year Ended October 31, 2022	906.00	1.00	(45.00)	(44.00)	—	—	—	—	862.00	−4.86%	66,428	1.14%	1.17%	0.13%	0.95%	0.98%	0.32%	0%
For the Year Ended October 31, 2021	10,100.00	(15.00)	(9,179.00)	(9,194.00)	—	—	—	—	906.00	−91.03%	23,626	0.95%	1.03%	(0.93)%	0.95%	1.03%	(0.93)%	0%
Direxion Daily S&P 500® High Beta Bull 3X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	66.20	0.04	26.46	26.50	—	(1.41)	—	(1.41)	91.29	40.59%	78,906	1.81%	1.81%	0.11%	0.95%	0.95%	0.97%	32%
For the Year Ended October 31, 2025	40.55	0.05	25.78	25.83	(0.18)	—	—	(0.18)	66.20	64.05%	60,530	1.97%	1.98%	0.12%	0.95%	0.96%	1.14%	165%
For the Year Ended October 31, 2024	21.03	0.46	19.52	19.98	(0.46)	—	—	(0.46)	40.55	94.90%	39,106	1.31%	1.30%	1.17%	0.95%	0.94%	1.53%	112%
For the Year Ended October 31, 2023	25.51	0.18	(4.48)	(4.30)	(0.18)	—	—	(0.18)	21.03	−17.09%	59,183	1.42%	1.43%	0.60%	0.95%	0.96%	1.07%	147%
For the Year Ended October 31, 2022	75.48	(0.07)	(49.90)	(49.97)	—	—	—	—	25.51	−66.20%	69,235	1.01%	1.01%	(0.16)%	0.95%	0.95%	(0.10)%	144%
For the Year Ended October 31, 2021	14.43	(0.01)	61.10	61.09	(0.04)	—	—	(0.04)	75.48	423.32%	110,529	0.96%	0.97%	(0.02)%	0.95%	0.96%	(0.01)%	151%
Direxion Daily S&P Biotech Bear 3X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	28.01	0.30	(13.22)	(12.92)	(0.31)	—	—	(0.31)	14.78	−46.39%	68,086	1.01%	1.00%	3.21%	0.95%	0.94%	3.27%	0%
For the Year Ended October 31, 2025	61.70	1.75	(33.00)	(31.25)	(2.44)	—	—	(2.44)	28.01	−52.92%	75,803	1.57%	1.57%	2.96%	0.95%	0.95%	3.58%	0%
For the Year Ended October 31, 2024	267.40	3.10	(205.80)	(202.70)	(3.00)	—	—	(3.00)	61.70	−76.03%	77,836	1.38%	1.36%	4.13%	0.95%	0.93%	4.56%	0%
For the Year Ended October 31, 2023	201.80	5.10	66.50	71.60	(6.00)	—	—	(6.00)	267.40	37.01%	61,924	1.61%	1.60%	3.18%	0.95%	0.94%	3.84%	0%
For the Year Ended October 31, 2022	213.30	1.70	(13.20)	(11.50)	—	—	—	—	201.80	−5.39%	189,975	1.02%	1.03%	0.63%	0.95%	0.96%	0.70%	0%
For the Year Ended October 31, 2021	545.10	(2.00)	(329.80)	(331.80)	—	—	—	—	213..0	−60.87%	47,267	0.95%	0.95%	(0.93)%	0.95%	0.95%	(0.93)%	0%
Direxion Daily S&P Biotech Bull 3X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	131.27	(0.35)	47.42	47.07	(0.91)	—	—	(0.91)	177.43	35.88%	518,887	2.06%	2.06%	(0.44)%	0.92%	0.92%	0.70%	47%
For the Year Ended October 31, 2025	119.53	0.46	11.71	12.17	(0.43)	—	—	(0.43)	131.27	10.53%	803,982	1.43%	1.43%	0.59%	0.92%	0.92%	1.10%	107%
For the Year Ended October 31, 2024	54.44	0.29	65.32	65.61	(0.42)	—	(0.10)	(0.52)	119.53	120.56%	887,427	1.79%	1.79%	0.25%	0.91%	0.91%	1.13%	179%
For the Year Ended October 31, 2023	148.40	0.77	(94.52)	(93.75)	(0.21)	—	—	(0.21)	54.44	−63.25%	677,505	1.26%	1.26%	0.68%	0.92%	0.92%	1.02%	83%
For the Year Ended October 31, 2022	1,065.00	(1.20)	(915.40)	(916.60)	—	—	—	—	148.40	−86.07%	1,159,847	1.09%	1.09%	(0.51)%	0.94%	0.94%	(0.36)%	148%
For the Year Ended October 31, 2021	1,070.40	(11.40)	6.00	(5.40)	—	—	—	—	1,065.00	−0.50%	772,796	0.95%	0.93%	(0.82)%	0.94%	0.92%	(0.81)%	169%

The accompanying notes are an integral part of these financial statements.

156

Direxion Shares ETF Trust
Financial Highlights
April 30, 2026(Continued)

												RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[8]
Direxion Daily Semiconductor Bear 3X ETF[11]
For the Six Months Ended April 30, 2026 (Unaudited)	$66.60	$0.65	$(47.39)	$(46.74)	$(6.55)	$—	$—	$(6.55)	$13.31	−79.56%	$1,851,361	0.94%	0.95%	3.62%	0.86%	0.87%	3.70%	0%
For the Year Ended October 31, 2025	462.60	6.80	(390.80)	(384.00)	(12.00)	—	—	(12.00)	66.60	−85.04%	1,224,713	1.18%	1.18%	3.92%	0.87%	0.87%	4.23%	0%
For the Year Ended October 31, 2024	2,710.00	30.20	(2,245.20)	(2,215.00)	(32.40)	—	—	(32.40)	462.60	−82.13%	857,809	1.14%	1.14%	4.76%	0.86%	0.86%	5.04%	0%
For the Year Ended October 31, 2023	11,910.00	124.00	(9,216.00)	(9,092.00)	(108.00)	—	—	(108.00)	2,710.00	−76.38%	710,106	1.13%	1.13%	4.05%	0.88%	0.88%	4.30%	0%
For the Year Ended October 31, 2022	11,500.00	40.00	370.00	410.00	—	—	—	—	11,910.00	3.57%	590,971	1.09%	1.08%	0.41%	0.89%	0.88%	0.61%	0%
For the Year Ended October 31, 2021	74,980.00	(160.00)	(63,320.00)	(63,480.00)	—	—	—	—	11,500.00	−84.66%	145,418	0.95%	0.91%	(0.93)%	0.95%	0.91%	(0.93)%	0%
Direxion Daily Semiconductor Bull 3X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	47.80	0.01	79.34	79.35	—	—	—	—	127.15	166.00%	16,949,754	1.66%	1.82%	0.03%	0.71%	0.87%	0.98%	120%
For the Year Ended October 31, 2025	29.93	0.18	17.91	18.09	(0.22)	—	—	(0.22)	47.80	61.13%	13,667,007	1.40%	1.56%	0.76%	0.71%	0.87%	1.45%	250%
For the Year Ended October 31, 2024	14.92	0.30	15.02	15.32	(0.31)	—	—	(0.31)	29.93	102.08%	9,927,018	1.38%	1.62%	0.80%	0.62%	0.86%	1.56%	145%
For the Year Ended October 31, 2023	8.89	0.13	6.03	6.16	(0.13)	—	—	(0.13)	14.92	69.26%	5,409,550	1.51%	1.67%	0.78%	0.72%	0.88%	1.57%	97%
For the Year Ended October 31, 2022	47.62	0.12	(38.77)	(38.65)	(0.08)	—	—	(0.08)	8.89	−81.24%	3,474,072	0.85%	0.97%	0.51%	0.77%	0.89%	0.59%	241%
For the Year Ended October 31, 2021	16.59	(0.00)[9]	31.05	31.05	(0.02)	—	—	(0.02)	47.62	187.22%	4,155,099	0.83%	0.90%	(0.01)%	0.82%	0.89%	—%	170%
Direxion Daily Small Cap Bear 3X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	7.72	0.10	(2.77)	(2.67)	(0.10)	—	—	(0.10)	4.95	−34.91%	265,842	0.99%	0.99%	2.97%	0.90%	0.90%	3.06%	0%
For the Year Ended October 31, 2025	14.12	0.33	(6.30)	(5.97)	(0.43)	—	—	(0.43)	7.72	−43.51%	328,148	1.57%	1.57%	2.90%	0.90%	0.90%	3.57%	0%
For the Year Ended October 31, 2024	38.10	0.70	(23.95)	(23.25)	(0.73)	—	—	(0.73)	14.12	−61.41%	344,247	1.29%	1.29%	4.03%	0.90%	0.90%	4.42%	0%
For the Year Ended October 31, 2023	32.33	0.99	5.76	6.75	(0.98)	—	—	(0.98)	38.10	21.75%	328,542	1.30%	1.30%	3.45%	0.90%	0.90%	3.85%	0%
For the Year Ended October 31, 2022	26.89	0.01	5.43	5.44	—	—	—	—	32.33	20.23%	547,165	0.99%	0.99%	0.04%	0.91%	0.91%	0.12%	0%
For the Year Ended October 31, 2021	124.40	(0.33)	(97.18)	(97.51)	—	—	—	—	26.89	−78.38%	504,783	0.94%	0.90%	(0.91)%	0.94%	0.90%	(0.91)%	0%
Direxion Daily Small Cap Bull 3X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	46.71	0.06	14.64	14.70	(0.05)	—	—	(0.05)	61.36	31.51%	1,500,349	1.65%	1.66%	0.24%	0.89%	0.90%	1.00%	71%
For the Year Ended October 31, 2025	41.76	0.38	5.07	5.45	(0.48)	—	(0.02)	(0.50)	46.71	13.36%	2,043,593	1.36%	1.38%	1.00%	0.88%	0.90%	1.48%	188%
For the Year Ended October 31, 2024	22.77	0.46	18.96	19.42	(0.43)	—	—	(0.43)	41.76	85.49%	2,158,998	1.27%	1.29%	1.19%	0.87%	0.89%	1.59%	222%
For the Year Ended October 31, 2023	38.28	0.48	(15.61)	(15.13)	(0.38)	—	—	(0.38)	22.77	−39.82%	1,272,601	1.24%	1.24%	1.43%	0.91%	0.91%	1.76%	102%
For the Year Ended October 31, 2022	93.14	0.11	(54.92)	(54.81)	(0.05)	—	—	(0.05)	38.28	−58.86%	1,217,463	0.94%	0.94%	0.22%	0.91%	0.91%	0.25%	114%
For the Year Ended October 31, 2021	32.03	(0.23)	61.35	61.12	(0.01)	—	—	(0.01)	93.14	190.83%	1,499,519	0.91%	0.91%	(0.28)%	0.90%	0.90%	(0.27)%	62%

The accompanying notes are an integral part of these financial statements.

157

Direxion Shares ETF Trust
Financial Highlights
April 30, 2026(Continued)

												RATIOS TO AVERAGE NET ASSETS[7]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Realized and Unrealized Gain (Loss) on Investments[4]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[5]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[2,6]	Total Expenses[2]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[2]	Net Expenses[3,6]	Total Expenses[3]	Net Investment Income (Loss) after Expense Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[8]
Direxion Daily Technology Bear 3X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	$15.77	$0.24	$(3.94)	$(3.70)	$(0.32)	$—	$—	$(0.32)	$11.75	−24.12%	$85,075	1.11%	1.11%	2.81%	0.92%	0.92%	3.00%	0%
For the Year Ended October 31, 2025	55.54	1.07	(27.93)	(26.86)	(12.91)	—	—	(12.91)	15.77	−70.61%	93,652	1.29%	1.29%	3.37%	0.92%	0.92%	3.74%	0%
For the Year Ended October 31, 2024	161.30	3.10	(108.53)	(105.43)	(0.33)	—	—	(0.33)	55.54	−63.99%	101,355	1.10%	1.10%	4.35%	0.91%	0.91%	4.54%	0%
For the Year Ended October 31, 2023	419.80	7.80	(260.10)	(252.30)	(6.20)	—	—	(6.20)	161.30	−60.23%	114,500	1.31%	1.28%	3.86%	0.95%	0.92%	4.22%	0%
For the Year Ended October 31, 2022	371.60	1.20	47.00	48.20	—	—	—	—	419.80	12.97%	159,535	1.08%	1.07%	0.31%	0.95%	0.94%	0.44%	0%
For the Year Ended October 31, 2021	1,478.00	(5.70)	(1,100.70)	(1,106.40)	—	—	—	—	371.60	−74.86%	66,942	0.95%	0.95%	(0.93)%	0.95%	0.95%	(0.93)%	0%
Direxion Daily Technology Bull 3X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	147.35	0.21	6.77	6.98	(0.10)	(8.04)	—	(8.14)	146.19	5.42%	4,736,583	1.35%	1.43%	0.36%	0.81%	0.89%	0.90%	56%
For the Year Ended October 31, 2025	81.89	0.33	65.59	65.92	(0.42)	(0.04)	—	(0.46)	147.35	81.00%	4,774,267	1.59%	1.66%	0.37%	0.83%	0.90%	1.13%	94%
For the Year Ended October 31, 2024	42.38	0.29	39.50	39.79	(0.28)	—	—	(0.28)	81.89	93.90%	3,083,013	1.64%	1.70%	0.38%	0.83%	0.89%	1.19%	134%
For the Year Ended October 31, 2023	25.68	0.17	16.70	16.87	(0.17)	—	—	(0.17)	42.38	65.90%	2,014,961	1.71%	1.72%	0.46%	0.89%	0.90%	1.28%	56%
For the Year Ended October 31, 2022	71.11	(0.02)	(45.13)	(45.15)	—	(0.28)	—	(0.28)	25.68	−63.77%	1,368,795	0.94%	0.96%	(0.05)%	0.90%	0.92%	(0.01)%	96%
For the Year Ended October 31, 2021	25.58	(0.14)	45.86	45.72	—	(0.19)	—	(0.19)	71.11	179.53%	3,061,359	0.91%	0.93%	(0.29)%	0.90%	0.92%	(0.28)%	25%
Direxion Daily Transportation Bull 3X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	28.10	0.12	7.98	8.10	(0.12)	—	—	(0.12)	36.08	28.92%	18,039	1.30%	1.45%	0.77%	0.95%	1.10%	1.12%	14%
For the Year Ended October 31, 2025	32.68	0.29	(4.57)	(4.28)	(0.30)	—	(0.00)[9]	(0.30)	28.10	−13.01%	14,051	1.34%	1.45%	1.05%	0.95%	1.06%	1.44%	85%
For the Year Ended October 31, 2024	19.36	0.46	13.34	13.80	(0.48)	—	—	(0.48)	32.68	71.31%	21,241	1.18%	1.24%	1.48%	0.95%	1.01%	1.71%	53%
For the Year Ended October 31, 2023	22.14	0.38	(2.79)	(2.41)	(0.37)	—	—	(0.37)	19.36	−11.24%	17,424	1.21%	1.26%	1.47%	0.95%	1.00%	1.73%	89%
For the Year Ended October 31, 2022	48.54	(0.01)	(26.39)	(26.40)	—	—	—	—	22.14	−54.39%	23,243	0.96%	0.98%	(0.03)%	0.95%	0.97%	(0.02)%	54%
For the Year Ended October 31, 2021	18.08	(0.09)	30.56	30.47	(0.01)	—	—	(0.01)	48.54	168.57%	89,798	0.96%	0.95%	(0.24)%	0.95%	0.94%	(0.23)%	49%
Direxion Daily Utilities Bull 3X ETF
For the Six Months Ended April 30, 2026 (Unaudited)	46.30	0.37	4.87	5.24	(0.39)	—	—	(0.39)	51.15	11.48%	43,481	1.41%	1.40%	1.63%	0.95%	0.94%	2.09%	16%
For the Year Ended October 31, 2025	38.12	0.62	8.21	8.83	(0.65)	—	—	(0.65)	46.30	23.67%	34,722	1.70%	1.69%	1.66%	0.95%	0.94%	2.41%	48%
For the Year Ended October 31, 2024	18.02	0.53	20.17	20.70	(0.60)	—	—	(0.60)	38.12	116.98%	55,280	1.60%	1.58%	2.08%	0.95%	0.93%	2.73%	48%
For the Year Ended October 31, 2023	29.18	0.69	(11.26)	(10.57)	(0.59)	—	—	(0.59)	18.02	−36.82%	37,832	1.06%	1.12%	2.76%	0.95%	1.01%	2.87%	27%
For the Year Ended October 31, 2022	32.41	0.46	(3.10)	(2.64)	(0.51)	(0.08)	—	(0.59)	29.18	−8.50%	21,883	1.08%	1.17%	1.25%	0.95%	1.04%	1.38%	63%
For the Year Ended October 31, 2021	26.76	0.31	5.70	6.01	(0.36)	—	—	(0.36)	32.41	22.72%	37,274	0.96%	1.03%	1.04%	0.95%	1.02%	1.05%	69%

[1]	Net investment income (loss) per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each year.
[2]	Includes interest expense and extraordinary expenses, which comprise of tax and litigation expenses.
[3]	Excludes interest expense and extraordinary expenses which comprise of excise tax and litigation expenses.
The accompanying notes are an integral part of these financial statements.

158

Direxion Shares ETF Trust
Financial Highlights
April 30, 2026(Continued)
[4]
In certain instances, due to the timing of sales and redemptions of capital shares, the net realized and realized gain (loss) per share is not in accordance with the Fund’s changes in net realized and unrealized gain (loss) on investments, in-kind redemptions, futures, and swaps for the year.

[5]
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived or recouped by the Adviser.

[6]	Net expenses include effects of any reimbursement/waiver or recoupment.
[7]	For periods less than a year, these ratios are annualized.
[8]
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Portfolio turnover rate does not include effects of turnover of the swap and future contracts portfolio.

Short-term securities with maturities less than or equal to 365 days are also excluded from portfolio turnover calculation.
[9]	Between $(0.005) and $0.005.
[10]	Effective March 5, 2026, the Fund had a 1:10 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:10 stock split.
[11]	Effective March 5, 2026, the Fund had a 1:20 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:20 stock split.
The accompanying notes are an integral part of these financial statements.

159

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)
1. ORGANIZATION
The Direxion Shares ETF Trust (the “Trust”) is a Delaware statutory trust formed on April 23, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is a registered investment company that has 121 separate series (each, a "Fund" and together the "Funds"). 40 of these Funds are included in this report:

Bull Funds*	Bear Funds*
Direxion Daily 20+ Year Treasury Bull 3X ETF	Direxion Daily 20+ Year Treasury Bear 3X ETF
Direxion Daily 7-10 Year Treasury Bull 3X ETF	Direxion Daily 7-10 Year Treasury Bear 3X ETF
Direxion Daily Aerospace & Defense Bull 3X ETF	Direxion Daily Dow Jones Internet Bear 3X ETF
Direxion Daily Consumer Discretionary Bull 3X ETF	Direxion Daily Financial Bear 3X ETF
Direxion Daily Dow Jones Internet Bull 3X ETF	Direxion Daily FTSE China Bear 3X ETF
Direxion Daily Financial Bull 3X ETF	Direxion Daily MSCI Emerging Markets Bear 3X ETF
Direxion Daily FTSE China Bull 3X ETF	Direxion Daily Real Estate Bear 3X ETF
Direxion Daily FTSE Europe Bull 3X ETF	Direxion Daily S&P 500® Bear 3X ETF
Direxion Daily Healthcare Bull 3X Shares	Direxion Daily S&P 500® High Beta Bear 3X ETF
Direxion Daily Homebuilders & Supplies Bull 3X ETF	Direxion Daily S&P Biotech Bear 3X ETF
Direxion Daily Industrials Bull 3X ETF	Direxion Daily Semiconductor Bear 3X ETF
Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X ETF
Direxion Daily MSCI Emerging Markets Bull 3X ETF	Direxion Daily Technology Bear 3X ETF
Direxion Daily MSCI Mexico Bull 3X ETF
Direxion Daily MSCI South Korea Bull 3X ETF
Direxion Daily Pharmaceutical & Medical Bull 3X ETF
Direxion Daily Real Estate Bull 3X ETF
Direxion Daily Regional Banks Bull 3X ETF
Direxion Daily Retail Bull 3X ETF
Direxion Daily S&P 500® Bull 3X ETF
Direxion Daily S&P 500® High Beta Bull 3X ETF
Direxion Daily S&P Biotech Bull 3X ETF
Direxion Daily Semiconductor Bull 3X ETF
Direxion Daily Small Cap Bull 3X ETF
Direxion Daily Technology Bull 3X ETF
Direxion Daily Transportation Bull 3X ETF
Direxion Daily Utilities Bull 3X ETF

*	Effective February 27, 2026, all Direxion Shares ETF Trust funds changed the word “Shares” in their name to “ETF”.
The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codification ("ASC") 946, “Financial Services - Investment Companies”.
Rafferty Asset Management, LLC (the “Adviser”) has registered as a commodity pool operator (“CPO”) and the Funds are considered commodity pools under the Commodity Exchange Act (the “CEA”). Accordingly, the Adviser is subject to registration and regulation as a CPO under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission and the National Futures Association, including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements.
Each Fund’s investment objective is to seek daily investment results, before fees and expenses, that correspond to the performance of a particular index or benchmark. The Funds with the word “Bull” in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word “Bear” in their name attempt to provide investment results that correlate negatively to the return of an index or benchmark. The

160

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
correlations sought by the Bull Funds are a multiple of 300% of the return of the target index or benchmark and a multiple of -300% of the return of the target index or benchmark for the Bear Funds.

Funds	Index or Benchmark	Daily Target
Direxion Daily 20+ Year Treasury Bear 3X ETF		-300%
Direxion Daily 20+ Year Treasury Bull 3X ETF	ICE U.S. Treasury 20+ Year Bond Index	300%
Direxion Daily 7-10 Year Treasury Bear 3X ETF		-300%
Direxion Daily 7-10 Year Treasury Bull 3X ETF	ICE U.S. Treasury 7-10 Year Bond Index	300%
Direxion Daily Aerospace & Defense Bull 3X ETF	Dow Jones U.S. Select Aerospace & Defense Index	300%
Direxion Daily Consumer Discretionary Bull 3X ETF	Consumer Discretionary Select Sector Index	300%
Direxion Daily Dow Jones Internet Bear 3X ETF		-300%
Direxion Daily Dow Jones Internet Bull 3X ETF	Dow Jones Internet Composite Index	300%
Direxion Daily Financial Bear 3X ETF		-300%
Direxion Daily Financial Bull 3X ETF	Financials Select Sector Index	300%
Direxion Daily FTSE China Bear 3X ETF		-300%
Direxion Daily FTSE China Bull 3X ETF	FTSE China 50 Index	300%
Direxion Daily FTSE Europe Bull 3X ETF	FTSE Developed Europe All Cap Index	300%
Direxion Daily Healthcare Bull 3X ETF	Health Care Select Sector Index	300%
Direxion Daily Homebuilders & Supplies Bull 3X ETF	Dow Jones U.S. Select Home Construction Index	300%
Direxion Daily Industrials Bull 3X ETF	Industrial Select Sector Index	300%
Direxion Daily Mid Cap Bull 3X ETF	S&P Mid Cap 400® Index	300%
Direxion Daily MSCI Emerging Markets Bear 3X ETF		-300%
Direxion Daily MSCI Emerging Markets Bull 3X ETF	MSCI Emerging Markets IndexSM	300%
Direxion Daily MSCI Mexico Bull 3X ETF	MSCI Mexico IMI 25/50 Index	300%
Direxion Daily MSCI South Korea Bull 3X ETF	MSCI Korea 25/50 Index	300%
Direxion Daily Pharmaceutical & Medical Bull 3X ETF	S&P Pharmaceuticals Select Industry Index	300%
Direxion Daily Real Estate Bear 3X ETF		-300%
Direxion Daily Real Estate Bull 3X ETF	Real Estate Select Sector Index	300%
Direxion Daily Regional Banks Bull 3X ETF	S&P Regional Banks Select Industry Index	300%
Direxion Daily Retail Bull 3X ETF	S&P Retail Select Industry® Index	300%
Direxion Daily S&P 500® Bear 3X ETF		-300%
Direxion Daily S&P 500® Bull 3X ETF	S&P 500® Index	300%
Direxion Daily S&P 500® High Beta Bear 3X ETF		-300%
Direxion Daily S&P 500® High Beta Bull 3X ETF	S&P 500® High Beta Index	300%
Direxion Daily S&P Biotech Bear 3X ETF		-300%
Direxion Daily S&P Biotech Bull 3X ETF	S&P Biotechnology Select Industry Index	300%
Direxion Daily Semiconductor Bear 3X ETF		-300%
Direxion Daily Semiconductor Bull 3X ETF	NYSE Semiconductor Index	300%
Direxion Daily Small Cap Bear 3X ETF		-300%
Direxion Daily Small Cap Bull 3X ETF	Russell 2000® Index	300%
Direxion Daily Technology Bear 3X ETF		-300%
Direxion Daily Technology Bull 3X ETF	Technology Select Sector Index	300%
Direxion Daily Transportation Bull 3X ETF	S&P Transportation Select Industry FMC Capped Index	300%
Direxion Daily Utilities Bull 3X ETF	Utilities Select Sector Index	300%

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

161

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
a) Investment Valuation – The Net Asset Value (“NAV”) per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern time), each day the NYSE is open for business. On days that the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets close all day, Direxion Daily 7-10 Year Treasury Bull 3X Shares, Direxion Daily 7-10 Year Treasury Bear 3X Shares, Direxion Daily 20+ Year Treasury Bull 3X Shares and Direxion Daily 20+ Year Treasury Bear 3X Shares (the “Fixed Income Funds”) do not calculate their NAVs, even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early, each of the Fixed Income Funds calculate its NAV as of the time of the recommended close, usually 2:00 p.m. Eastern time, rather than the close of regular trading on the NYSE. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ® Global Market (“NASDAQ”) for which market quotations are readily available are valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ each business day. Over the Counter (“OTC”) securities held by a Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. The Funds valued their investments in money market funds based on their daily net asset values. Futures contracts are valued at settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation time will be used. Securities, swap or future contracts are fair valued as determined by the Adviser under the supervision of the Board of Trustees (the "Board") in the following scenarios: a) reliable market quotations are not readily available; b) the Funds’ pricing service does not provide a valuation for such securities; c) the Funds’ pricing service provides valuation that in the judgment of the Adviser does not represent fair value; or d) the Fund or Adviser believes the market price is stale.
b) Swap Contracts – Each Fund may enter into equity swap contacts.  Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Each Fund enters into master netting agreements with counterparties to mitigate counterparty credit risk in derivative contracts. A Fund does not offset fair value amounts for derivatives contracts and related cash collateral on the Statement of Assets and Liabilities arising from derivative contracts executed with the same counterparties under such master netting agreements. The Fund’s obligations are accrued daily and offset by any amounts owed to the Fund.
In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund’s obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps.”

162

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
Each Fund may enter into swap contracts that provide the opposite return of the underlying benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their objectives.
Accounting Standards Update No. 2013-01 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2013-01 is limited in scope to recognized derivative instruments accounted for under ASC 815 “Derivatives and Hedging”, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.
Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivative counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of April 30, 2026, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement are detailed in the following tables.
In the event of the counterparty’s default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at April 30, 2026 is detailed in the following tables. If such credit risk-related contingencies were triggered, the counterparties would have the option to terminate any positions open under the master netting agreement.

163

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
Description: Swap Contract
Counterparty: Bank of America Merrill Lynch

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily 20+ Year Treasury Bear 3X ETF	$2,620,219	$—	$2,540,000	$80,219	$—	$—	$—	$—
Direxion Daily 20+ Year Treasury Bull 3X ETF	—	—	—	—	35,838,966	—	35,838,966[1]	—
Direxion Daily 7-10 Year Treasury Bull 3X ETF	—	—	—	—	325,188	—	325,188[1]	—
Direxion Daily Aerospace & Defense Bull 3X ETF	4,745,271	—	1,090,000	3,655,271	—	—	—	—
Direxion Daily Consumer Discretionary Bull 3X ETF	64,864	—	64,864[1]	—	—	—	—	—
Direxion Daily Dow Jones Internet Bear 3X ETF	616,497	—	616,497[1]	—	—	—	—	—
Direxion Daily Dow Jones Internet Bull 3X ETF	—	—	—	—	2,218,302	—	2,218,302[1]	—
Direxion Daily Financial Bear 3X ETF	—	—	—	—	3,006,213	—	3,006,213[1]	—
Direxion Daily Financial Bull 3X ETF	—	—	—	—	5,335,243	—	5,335,243[1]	—
Direxion Daily FTSE China Bear 3X ETF	10,929,155	—	10,929,155[1]	—	—	—	—	—
Direxion Daily FTSE China Bull 3X ETF	—	—	—	—	13,185,354	—	13,185,354[1]	—
Direxion Daily Homebuilders & Supplies Bull 3X ETF	—	—	—	—	1,509,289	—	1,509,289[1]	—
Direxion Daily Industrials Bull 3X ETF	1,345,722	—	780,000	565,722	—	—	—	—
Direxion Daily Mid Cap Bull 3X ETF	1,865,151	—	1,315,000	550,151	—	—	—	—
Direxion Daily MSCI South Korea Bull 3X ETF	216,383,655	—	166,934,000	49,449,655	—	—	—	—
Direxion Daily Real Estate Bear 3X ETF	—	—	—	—	72,386	—	72,386[1]	—
Direxion Daily Real Estate Bull 3X ETF	1,703,284	—	1,480,000	223,284	—	—	—	—
Direxion Daily Regional Banks Bull 3X ETF	3,072,914	—	1,930,000	1,142,914	—	—	—	—
Direxion Daily S&P 500® Bear 3X ETF	—	—	—	—	11,057,976	—	11,057,976[1]	—
Direxion Daily S&P 500® Bull 3X ETF	63,392,459	—	40,150,000	23,242,459	—	—	—	—
Direxion Daily S&P 500® High Beta Bear 3X ETF	—	—	—	—	766,897	—	766,897[1]	—
Direxion Daily S&P Biotech Bear 3X ETF	—	—	—	—	1,639,334	—	1,639,334[1]	—
Direxion Daily S&P Biotech Bull 3X ETF	8,192,880	—	5,260,000	2,932,880	—	—	—	—
Direxion Daily Semiconductor Bear 3X ETF	—	—	—	—	545,241,822	—	545,241,822[1]	—

164

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Semiconductor Bull 3X ETF	$1,366,133,188	$—	$1,256,710,000	$109,423,188	$—	$—	$—	$—
Direxion Daily Small Cap Bear 3X ETF	—	—	—	—	1,559,103	—	1,559,103[1]	—
Direxion Daily Small Cap Bull 3X ETF	46,496,075	—	32,973,000	13,523,075	—	—	—	—
Direxion Daily Technology Bear 3X ETF	—	—	—	—	1,250,908	—	1,250,908[1]	—
Direxion Daily Technology Bull 3X ETF	11,019,978	—	9,600,000	1,419,978	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: BNP Paribas

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily 20+ Year Treasury Bear 3X ETF	$2,248,759	$—	$2,160,000	$88,759	$—	$—	$—	$—
Direxion Daily 20+ Year Treasury Bull 3X ETF	—	—	—	—	11,738,346	—	11,738,346[1]	—
Direxion Daily 7-10 Year Treasury Bear 3X ETF	324,822	—	324,822[1]	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X ETF	—	—	—	—	653,898	—	653,898[1]	—
Direxion Daily Aerospace & Defense Bull 3X ETF	1,474,597	—	700,000	774,597	—	—	—	—
Direxion Daily Financial Bull 3X ETF	—	—	—	—	47,503,088	—	47,503,088[1]	—
Direxion Daily FTSE China Bear 3X ETF	3,892,055	—	3,892,055[1]	—	—	—	—	—
Direxion Daily FTSE China Bull 3X ETF	—	—	—	—	4,431,050	—	4,431,050[1]	—
Direxion Daily FTSE Europe Bull 3X ETF	1,586,100	—	190,000	1,396,100	—	—	—	—
Direxion Daily Homebuilders & Supplies Bull 3X ETF	—	—	—	—	9,075,560	—	9,075,560[1]	—
Direxion Daily MSCI Emerging Markets Bull 3X ETF	1,739,097	—	830,000	909,097	—	—	—	—
Direxion Daily MSCI South Korea Bull 3X ETF	74,192,725	—	52,160,000	22,032,725	—	—	—	—
Direxion Daily S&P 500® Bear 3X ETF	—	—	—	—	1,854,263	—	1,854,263[1]	—

165

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily S&P 500® Bull 3X ETF	$101,483,779	$—	$81,550,000	$19,933,779	$—	$—	$—	$—
Direxion Daily S&P Biotech Bull 3X ETF	1,058,893	—	650,000	408,893	—	—	—	—
Direxion Daily Semiconductor Bear 3X ETF	—	—	—	—	86,787,961	—	86,787,961[1]	—
Direxion Daily Semiconductor Bull 3X ETF	574,510,985	—	526,190,000	48,320,985	—	—	—	—
Direxion Daily Small Cap Bear 3X ETF	—	—	—	—	5,394,799	—	5,394,799[1]	—
Direxion Daily Small Cap Bull 3X ETF	29,531,190	—	22,000,000	7,531,190	—	—	—	—
Direxion Daily Technology Bear 3X ETF	—	—	—	—	4,175,236	—	4,175,236[1]	—
Direxion Daily Technology Bull 3X ETF	258,696,992	—	253,000,000	5,696,992	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: Barclays

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily 20+ Year Treasury Bull 3X ETF	$—	$—	$—	$—	$21,491,823	$—	$21,491,823[1]	$—
Direxion Daily 7-10 Year Treasury Bear 3X ETF	140,966	—	—	140,966	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X ETF	—	—	—	—	86,330	—	86,330[1]	—
Direxion Daily Aerospace & Defense Bull 3X ETF	—	—	—	—	1,050,927	—	1,050,927[1]	—
Direxion Daily Consumer Discretionary Bull 3X ETF	97,830	—	—	97,830	—	—	—	—
Direxion Daily Financial Bull 3X ETF	—	—	—	—	51,604,800	—	51,604,800[1]	—
Direxion Daily FTSE China Bull 3X ETF	—	—	—	—	21,476,569	—	21,476,569[1]	—
Direxion Daily Healthcare Bull 3X ETF	—	—	—	—	3,038,180	—	3,038,180[1]	—
Direxion Daily Homebuilders & Supplies Bull 3X ETF	—	—	—	—	12,021,015	—	12,021,015[1]	—
Direxion Daily Industrials Bull 3X ETF	1,977,846	—	1,310,000	667,846	—	—	—	—
Direxion Daily MSCI Emerging Markets Bull 3X ETF	13,675,107	—	11,740,000	1,935,107	—	—	—	—

166

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily MSCI Mexico Bull 3X ETF	$291,766	$—	$270,000	$21,766	$—	$—	$—	$—
Direxion Daily MSCI South Korea Bull 3X ETF	58,049,711	—	25,860,000	32,189,711	—	—	—	—
Direxion Daily Pharmaceutical & Medical Bull 3X ETF	38,723	—	—	38,723	—	—	—	—
Direxion Daily Regional Banks Bull 3X ETF	24,071,742	—	20,150,000	3,921,742	—	—	—	—
Direxion Daily Retail Bull 3X ETF	21,119	—	—	21,119	—	—	—	—
Direxion Daily S&P 500® Bear 3X ETF	—	—	—	—	2,191,381	—	2,191,381[1]	—
Direxion Daily S&P 500® Bull 3X ETF	89,004,906	—	74,860,000	14,144,906	—	—	—	—
Direxion Daily S&P 500® High Beta Bear 3X ETF	—	—	—	—	474,407	—	474,407[1]	—
Direxion Daily S&P 500® High Beta Bull 3X ETF	4,280,252	—	3,670,000	610,252	—	—	—	—
Direxion Daily S&P Biotech Bear 3X ETF	575,489	—	575,489[1]	—	—	—	—	—
Direxion Daily S&P Biotech Bull 3X ETF	9,331,156	—	2,890,000	6,441,156	—	—	—	—
Direxion Daily Semiconductor Bear 3X ETF	—	—	—	—	170,450,926	—	170,450,926 [1]	—
Direxion Daily Semiconductor Bull 3X ETF	3,221,340,226	—	2,979,040,000	242,300,226	—	—	—	—
Direxion Daily Small Cap Bear 3X ETF	—	—	—	—	4,942,021	—	4,942,021[1]	—
Direxion Daily Small Cap Bull 3X ETF	55,262,128	—	40,030,000	15,232,128	—	—	—	—
Direxion Daily Technology Bear 3X ETF	—	—	—	—	991,100	—	991,100[1]	—
Direxion Daily Technology Bull 3X ETF	260,346,207	—	256,130,000	4,216,207	—	—	—	—
Direxion Daily Transportation Bull 3X ETF	1,208,063	—	940,000	268,063	—	—	—	—
Direxion Daily Utilities Bull 3X ETF	496,372	—	260,000	236,372	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

167

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
Description: Swap Contract
Counterparty: Citibank N.A.

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily 20+ Year Treasury Bear 3X ETF	$3,412,477	$—	$3,277,000	$135,477	$—	$—	$—	$—
Direxion Daily 20+ Year Treasury Bull 3X ETF	—	—	—	—	21,112,324	—	21,112,324[1]	—
Direxion Daily Aerospace & Defense Bull 3X ETF	—	—	—	—	514,183	—	514,183[1]	—
Direxion Daily Dow Jones Internet Bear 3X ETF	432,060	—	347,001	85,059	—	—	—	—
Direxion Daily Dow Jones Internet Bull 3X ETF	—	—	—	—	1,502,547	—	1,502,547[1]	—
Direxion Daily Financial Bull 3X ETF	—	—	—	—	13,466,103	—	13,466,103[1]	—
Direxion Daily FTSE China Bull 3X ETF	—	—	—	—	18,472,451	—	18,472,451[1]	—
Direxion Daily FTSE Europe Bull 3X ETF	45,232	—	—	45,232	—	—	—	—
Direxion Daily Healthcare Bull 3X ETF	—	—	—	—	2,298,171	—	2,298,171[1]	—
Direxion Daily Homebuilders & Supplies Bull 3X ETF	10,163,246	—	3,257,001	6,906,245	—	—	—	—
Direxion Daily Industrials Bull 3X ETF	1,602,736	—	1,158,000	444,736	—	—	—	—
Direxion Daily Mid Cap Bull 3X ETF	2,449,828	—	1,800,000	649,828	—	—	—	—
Direxion Daily MSCI Emerging Markets Bear 3X ETF	—	—	—	—	4,666,428	—	4,666,428[1]	—
Direxion Daily MSCI Emerging Markets Bull 3X ETF	21,734,169	—	18,579,000	3,155,169	—	—	—	—
Direxion Daily MSCI Mexico Bull 3X ETF	413,306	—	386,000	27,306	—	—	—	—
Direxion Daily MSCI South Korea Bull 3X ETF	95,743,800	—	70,183,001	25,560,799	—	—	—	—
Direxion Daily Pharmaceutical & Medical Bull 3X ETF	771,613	—	449,000	322,613	—	—	—	—
Direxion Daily Regional Banks Bull 3X ETF	6,525,904	—	4,092,001	2,433,903	—	—	—	—
Direxion Daily Retail Bull 3X ETF	—	—	—	—	276,391	—	276,391[1]	—
Direxion Daily S&P 500® Bear 3X ETF	—	—	—	—	5,411,860	—	5,411,860[1]	—
Direxion Daily S&P 500® Bull 3X ETF	132,671,964	—	106,340,000	26,331,964	—	—	—	—
Direxion Daily S&P 500® High Beta Bear 3X ETF	—	—	—	—	1,736,743	—	1,736,743[1]	—
Direxion Daily S&P 500® High Beta Bull 3X ETF	5,338,217	—	4,184,001	1,154,216	—	—	—	—
Direxion Daily S&P Biotech Bear 3X ETF	—	—	—	—	92,067	—	92,067[1]	—
Direxion Daily S&P Biotech Bull 3X ETF	4,537,526	—	2,847,000	1,690,526	—	—	—	—

168

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Semiconductor Bear 3X ETF	$—	$—	$—	$—	$56,636,784	$—	$56,636,784[1]	$—
Direxion Daily Semiconductor Bull 3X ETF	19,647,861	—	—	19,647,861	—	—	—	—
Direxion Daily Small Cap Bear 3X ETF	—	—	—	—	6,888,085	—	6,888,085[1]	—
Direxion Daily Small Cap Bull 3X ETF	59,781,685	—	45,887,001	13,894,684	—	—	—	—
Direxion Daily Technology Bear 3X ETF	—	—	—	—	4,320,864	—	4,320,864[1]	—
Direxion Daily Technology Bull 3X ETF	121,757,461	—	118,117,000	3,640,461	—	—	—	—
Direxion Daily Transportation Bull 3X ETF	284,910	—	284,910[1]	—	—	—	—	—
Direxion Daily Utilities Bull 3X ETF	42,377	—	—	42,377	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: Goldman Sachs

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily 20+ Year Treasury Bear 3X ETF	$2,499,579	$—	$2,430,000	$69,579	$—	$—	$—	$—
Direxion Daily 20+ Year Treasury Bull 3X ETF	—	—	—	—	19,512,249	—	19,512,249[1]	—
Direxion Daily Aerospace & Defense Bull 3X ETF	3,720,729	—	1,950,000	1,770,729	—	—	—	—
Direxion Daily Financial Bear 3X ETF	866,543	—	866,543[1]	—	—	—	—	—
Direxion Daily Financial Bull 3X ETF	18,181,272	—	17,600,000	581,272	—	—	—	—
Direxion Daily FTSE China Bear 3X ETF	1,142,846	—	1,142,846[1]	—	—	—	—	—
Direxion Daily FTSE China Bull 3X ETF	2,550,064	—	1,130,000	1,420,064	—	—	—	—
Direxion Daily FTSE Europe Bull 3X ETF	—	—	—	—	192,255	—	192,255[1]	—
Direxion Daily Homebuilders & Supplies Bull 3X ETF	10,849,092	—	7,250,000	3,599,092	—	—	—	—
Direxion Daily MSCI Mexico Bull 3X ETF	910,868	—	910,868[1]	—	—	—	—	—
Direxion Daily Regional Banks Bull 3X ETF	4,243,931	—	2,580,000	1,663,931	—	—	—	—

169

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily S&P 500® Bear 3X ETF	$—	$—	$—	$—	$12,289,872	$—	$12,289,872[1]	$—
Direxion Daily S&P 500® Bull 3X ETF	62,123,925	—	46,430,000	15,693,925	—	—	—	—
Direxion Daily S&P Biotech Bear 3X ETF	—	—	—	—	1,040,330	—	1,040,330[1]	—
Direxion Daily S&P Biotech Bull 3X ETF	3,990,279	—	2,850,000	1,140,279	—	—	—	—
Direxion Daily Semiconductor Bear 3X ETF	—	—	—	—	32,768,499	—	32,768,499[1]	—
Direxion Daily Semiconductor Bull 3X ETF	855,476,505	—	666,875,808	188,600,697	—	—	—	—
Direxion Daily Technology Bear 3X ETF	—	—	—	—	846,297	—	846,297[1]	—
Direxion Daily Technology Bull 3X ETF	142,496,538	—	137,080,000	5,416,538	—	—	—	—
Direxion Daily Transportation Bull 3X ETF	883,851	—	650,000	233,851	—	—	—	—
Direxion Daily Utilities Bull 3X ETF	1,271,280	—	1,050,000	221,280	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: J.P. Morgan

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily 20+ Year Treasury Bear 3X ETF	$1,497,405	$—	$1,420,000	$77,405	$—	$—	$—	$—
Direxion Daily 20+ Year Treasury Bull 3X ETF	—	—	—	—	20,241,945	—	20,241,945[1]	—
Direxion Daily 7-10 Year Treasury Bear 3X ETF	109,770	—	—	109,770	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X ETF	—	—	—	—	412,558	—	412,558[1]	—
Direxion Daily Aerospace & Defense Bull 3X ETF	—	—	—	—	3,693,126	—	3,693,126[1]	—
Direxion Daily Consumer Discretionary Bull 3X ETF	118,875	—	—	118,875	—	—	—	—
Direxion Daily Dow Jones Internet Bear 3X ETF	—	—	—	—	330,042	—	330,042[1]	—
Direxion Daily Dow Jones Internet Bull 3X ETF	7,280,514	—	6,920,000	360,514	—	—	—	—

170

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Financial Bear 3X ETF	$6,166,008	$—	$6,166,008[1]	$—	$—	$—	$—	$—
Direxion Daily Financial Bull 3X ETF	—	—	—	—	11,281,674	—	11,281,674[1]	—
Direxion Daily FTSE Europe Bull 3X ETF	285,078	—	—	285,078	—	—	—	—
Direxion Daily Healthcare Bull 3X ETF	—	—	—	—	5,310,836	—	5,310,836[1]	—
Direxion Daily Industrials Bull 3X ETF	1,722,837	—	1,220,000	502,837	—	—	—	—
Direxion Daily Mid Cap Bull 3X ETF	3,217,661	—	2,170,000	1,047,661	—	—	—	—
Direxion Daily MSCI Emerging Markets Bear 3X ETF	—	—	—	—	2,899,475	—	2,899,475[1]	—
Direxion Daily MSCI Emerging Markets Bull 3X ETF	10,400,730	—	8,920,000	1,480,730	—	—	—	—
Direxion Daily MSCI Mexico Bull 3X ETF	649,816	—	640,000	9,816	—	—	—	—
Direxion Daily MSCI South Korea Bull 3X ETF	133,375,744	—	116,847,863	16,527,881	—	—	—	—
Direxion Daily Real Estate Bear 3X ETF	—	—	—	—	5,407,519	—	5,407,519[1]	—
Direxion Daily Real Estate Bull 3X ETF	3,549,773	—	2,780,000	769,773	—	—	—	—
Direxion Daily Regional Banks Bull 3X ETF	2,066,772	—	1,430,003	636,769	—	—	—	—
Direxion Daily Retail Bull 3X ETF	—	—	—	—	353,313	—	353,313[1]	—
Direxion Daily S&P 500® Bear 3X ETF	—	—	—	—	3,933,862	—	3,933,862[1]	—
Direxion Daily S&P 500® Bull 3X ETF	111,259,877	—	85,110,000	26,149,877	—	—	—	—
Direxion Daily S&P 500® High Beta Bear 3X ETF	—	—	—	—	353,207	—	353,207[1]	—
Direxion Daily S&P 500® High Beta Bull 3X ETF	1,285,803	—	1,030,000	255,803	—	—	—	—
Direxion Daily S&P Biotech Bear 3X ETF	—	—	—	—	1,154,898	—	1,154,898[1]	—
Direxion Daily S&P Biotech Bull 3X ETF	6,677,267	—	3,720,000	2,957,267	—	—	—	—
Direxion Daily Semiconductor Bear 3X ETF	—	—	—	—	162,265,211	—	162,265,211 [1]	—
Direxion Daily Semiconductor Bull 3X ETF	788,093,396	—	723,150,000	64,943,396	—	—	—	—
Direxion Daily Small Cap Bear 3X ETF	—	—	—	—	13,602,021	—	13,602,021[1]	—
Direxion Daily Small Cap Bull 3X ETF	46,579,206	—	35,280,000	11,299,206	—	—	—	—
Direxion Daily Technology Bear 3X ETF	—	—	—	—	1,353,518	—	1,353,518[1]	—

171

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Technology Bull 3X ETF	$25,573,951	$—	$24,980,000	$593,951	$—	$—	$—	$—
Direxion Daily Utilities Bull 3X ETF	468,505	—	150,000	318,505	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: Nomura

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily 20+ Year Treasury Bull 3X ETF	$—	$—	$—	$—	$12,519,236	$—	$12,519,236[1]	$—
Direxion Daily Aerospace & Defense Bull 3X ETF	6,817,899	—	3,350,000	3,467,899	—	—	—	—
Direxion Daily FTSE China Bull 3X ETF	—	—	—	—	2,904,983	—	2,904,983[1]	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: Societe Generale

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Financial Bear 3X ETF	$4,862,223	$—	$4,862,223[1]	$—	$—	$—	$—	$—
Direxion Daily Financial Bull 3X ETF	—	—	—	—	20,651,123	—	20,651,123[1]	—
Direxion Daily FTSE China Bull 3X ETF	—	—	—	—	13,595,369	—	13,595,369[1]	—
Direxion Daily Regional Banks Bull 3X ETF	5,327,264	—	3,670,000	1,657,264	—	—	—	—
Direxion Daily Semiconductor Bear 3X ETF	—	—	—	—	81,217,537	—	81,217,537[1]	—
Direxion Daily Semiconductor Bull 3X ETF	80,781,282	—	75,250,000	5,531,282	—	—	—	—

172

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily Small Cap Bear 3X ETF	$—	$—	$—	$—	$11,342,637	$—	$11,342,637[1]	$—
Direxion Daily Small Cap Bull 3X ETF	12,120,142	—	9,140,000	2,980,142	—	—	—	—
Direxion Daily Technology Bear 3X ETF	—	—	—	—	1,410,813	—	1,410,813[1]	—
Direxion Daily Technology Bull 3X ETF	27,765,043	—	27,060,000	705,043	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
Description: Swap Contract
Counterparty: UBS Securities LLC

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily 20+ Year Treasury Bear 3X ETF	$1,787,327	$—	$1,700,000	$87,327	$—	$—	$—	$—
Direxion Daily 20+ Year Treasury Bull 3X ETF	—	—	—	—	19,252,662	—	19,252,662[1]	—
Direxion Daily Consumer Discretionary Bull 3X ETF	—	—	—	—	30,227	—	30,227[1]	—
Direxion Daily Dow Jones Internet Bear 3X ETF	72,546	—	72,546[1]	—	—	—	—	—
Direxion Daily Dow Jones Internet Bull 3X ETF	244,923	—	—	244,923	—	—	—	—
Direxion Daily Financial Bear 3X ETF	600,837	—	310,000	290,837	—	—	—	—
Direxion Daily Financial Bull 3X ETF	23,659,277	—	18,100,000	5,559,277	—	—	—	—
Direxion Daily FTSE China Bear 3X ETF	3,021,630	—	3,021,630[1]	—	—	—	—	—
Direxion Daily FTSE China Bull 3X ETF	—	—	—	—	93,000	—	93,000[1]	—
Direxion Daily FTSE Europe Bull 3X ETF	75,856	—	60,000	15,856	—	—	—	—
Direxion Daily Healthcare Bull 3X ETF	—	—	—	—	3,386,120	—	3,386,120[1]	—
Direxion Daily Industrials Bull 3X ETF	2,486,681	—	1,820,000	666,681	—	—	—	—
Direxion Daily Mid Cap Bull 3X ETF	4,259,782	—	3,390,000	869,782	—	—	—	—
Direxion Daily MSCI Emerging Markets Bear 3X ETF	—	—	—	—	938,180	—	938,180[1]	—
Direxion Daily MSCI Emerging Markets Bull 3X ETF	4,879,115	—	940,000	3,939,115	—	—	—	—

173

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Assets:				Liabilities:
		Gross Amounts not offset in the Statement of Asset and Liabilities				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Daily MSCI Mexico Bull 3X ETF	$1,410,834	$—	$1,230,000	$180,834	$—	$—	$—	$—
Direxion Daily MSCI South Korea Bull 3X ETF	70,696,247	—	53,830,000	16,866,247	—	—	—	—
Direxion Daily Pharmaceutical & Medical Bull 3X ETF	216,345	—	70,000	146,345	—	—	—	—
Direxion Daily Real Estate Bear 3X ETF	—	—	—	—	1,507,025	—	1,507,025[1]	—
Direxion Daily Real Estate Bull 3X ETF	3,114,650	—	2,410,000	704,650	—	—	—	—
Direxion Daily Regional Banks Bull 3X ETF	7,097,957	—	4,730,000	2,367,957	—	—	—	—
Direxion Daily Retail Bull 3X ETF	1,194,386	—	710,000	484,386	—	—	—	—
Direxion Daily S&P 500® Bear 3X ETF	—	—	—	—	5,336,386	—	5,336,386[1]	—
Direxion Daily S&P 500® Bull 3X ETF	41,644,030	—	34,190,000	7,454,030	—	—	—	—
Direxion Daily S&P 500® High Beta Bear 3X ETF	—	—	—	—	1,627,310	—	1,627,310[1]	—
Direxion Daily S&P 500® High Beta Bull 3X ETF	10,658,884	—	8,860,000	1,798,884	—	—	—	—
Direxion Daily S&P Biotech Bear 3X ETF	—	—	—	—	857,663	—	857,663[1]	—
Direxion Daily S&P Biotech Bull 3X ETF	18,158,580	—	13,300,000	4,858,580	—	—	—	—
Direxion Daily Semiconductor Bear 3X ETF	—	—	—	—	87,913,275	—	87,913,275[1]	—
Direxion Daily Semiconductor Bull 3X ETF	1,214,775,393	—	1,133,685,000	81,090,393	—	—	—	—
Direxion Daily Small Cap Bear 3X ETF	—	—	—	—	4,196,914	—	4,196,914[1]	—
Direxion Daily Small Cap Bull 3X ETF	32,002,258	—	24,980,000	7,022,258	—	—	—	—
Direxion Daily Technology Bear 3X ETF	—	—	—	—	2,221,332	—	2,221,332[1]	—
Direxion Daily Technology Bull 3X ETF	138,756,169	—	136,330,000	2,426,169	—	—	—	—
Direxion Daily Utilities Bull 3X ETF	5,260,619	—	3,680,000	1,580,619	—	—	—	—

[1]	The amount of collateral shown has been limited such that the net amount cannot be less than zero.
[2]	The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.
c) Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against, changes in the values of commodities, equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain

174

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.
d) Risks of Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the fair value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible non-performance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions. The Funds were not invested in any type of options during the period ended April 30, 2026.
e) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws, accounting and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.
f) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for U.S. Federal income tax purposes, with the net sales proceeds.
g) Securities Lending – The Funds may lend its investment securities to approved brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of April 30, 2026, all securities on loan were collateralized by cash and/or U.S. government obligations. The cash received as collateral for securities on loan was invested in money market funds, whose maturities are overnight and continuous, and is disclosed in the Schedules of Investments. The securities on loan in each Fund are also disclosed in the Schedule of Investments. The total value of securities loaned and the value of the invested cash collateral are disclosed in the Statements of Assets and Liabilities. Non-cash collateral consists of U.S. Treasury securities and is not disclosed on the Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to sell, reinvest or pledge those securities. Income earned by the Funds from securities lending is disclosed in the Statements of Operations.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds are contractually indemnified with the securities lending agent. Furthermore, the Funds require the value of the securities loaned to be computed daily at the close of the market and additional collateral be furnished if required.

175

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
As of April 30, 2026, the market value of the securities loaned and the payable on collateral received for securities lending were as follows:

Funds	Market Value of Securities Loaned	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Direxion Daily Aerospace & Defense Bull 3X ETF	$2,597,983	$230,456	$2,435,275	$2,665,731
Direxion Daily Consumer Discretionary Bull 3X ETF	7,263	7,409	—	7,409
Direxion Daily Dow Jones Internet Bull 3X ETF	238,051	2,244	240,934	243,178
Direxion Daily Financial Bull 3X ETF	1,827,452	—	1,866,623	1,866,623
Direxion Daily FTSE Europe Bull 3X ETF	16,518,863	3	16,869,543	16,869,546
Direxion Daily Healthcare Bull 3X ETF	208,586	—	213,106	213,106
Direxion Daily Homebuilders & Supplies Bull 3X ETF	4,933,483	15,885	5,030,024	5,045,909
Direxion Daily Industrials Bull 3X ETF	27,764	—	28,358	28,358
Direxion Daily Mid Cap Bull 3X ETF	3,912,434	289,289	3,711,948	4,001,237
Direxion Daily MSCI Mexico Bull 3X ETF	3,144,180	3,210,900	—	3,210,900
Direxion Daily Pharmaceutical & Medical Bull 3X ETF	1,033,725	158,603	898,806	1,057,409
Direxion Daily Regional Banks Bull 3X ETF	5,317,106	907,789	4,534,671	5,442,460
Direxion Daily Retail Bull 3X ETF	2,744,164	387,213	2,419,550	2,806,763
Direxion Daily S&P 500® Bull 3X ETF	6,617,288	840,292	5,926,813	6,767,105
Direxion Daily S&P 500® High Beta Bull 3X ETF	691,350	—	705,599	705,599
Direxion Daily S&P Biotech Bull 3X ETF	28,740,961	5,103,229	24,507,092	29,610,321
Direxion Daily Semiconductor Bull 3X ETF	46,460,504	45,656,716	2,164,062	47,820,778
Direxion Daily Small Cap Bull 3X ETF	50,571,510	51,625,416	—	51,625,416
Direxion Daily Technology Bull 3X ETF	1,260,531	—	1,286,997	1,286,997
Direxion Daily Transportation Bull 3X ETF	89,455	79,002	12,473	91,475
Direxion Daily Utilities Bull 3X ETF	102,372	—	104,700	104,700

h) Federal Income Taxes – Each Fund intends to make the requisite distributions of income and capital gains to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company. Therefore, no provision for U.S. Federal income tax has been made by the Funds.
The Funds may be subject to a nondeductible 4% U.S. excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. Certain Funds paid this excise tax during the period ended April 30, 2026, which is disclosed on the Statements of Operations.
i) Income and Expenses – Interest income, including amortization of premiums and discounts, is recognized on an accrual basis. Distributions are recorded on the ex-dividend date.
The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective average daily net assets.
j) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.
k) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Funds’ maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

176

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
l) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
3.  INCOME TAX AND DISTRIBUTION INFORMATION
The tax character of distributions paid during the periods ended April 30, 2026 and October 31, 2025 are listed below.
The tax character of distributions to shareholders made during the periods may differ from their ultimate characterization for U.S. Federal income tax purposes.

	Period Ended April 30, 2026 (Unaudited)			Year Ended October 31, 2025
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily 20+ Year Treasury Bear 3X ETF	$2,249,328	$—	$—	$5,421,314	$—	$—
Direxion Daily 20+ Year Treasury Bull 3X ETF	66,902,001	—	—	194,820,204	—	—
Direxion Daily 7-10 Year Treasury Bear 3X ETF	139,433	—	—	406,054	—	—
Direxion Daily 7-10 Year Treasury Bull 3X ETF	652,872	—	—	1,573,124	—	—
Direxion Daily Aerospace & Defense Bull 3X ETF	226,200	28,857,666	—	21,298,295	—	—
Direxion Daily Consumer Discretionary Bull 3X ETF	48,555	—	—	186,171	—	9,556
Direxion Daily Dow Jones Internet Bear 3X ETF	165,095	—	—	442,625	—	—
Direxion Daily Dow Jones Internet Bull 3X ETF	38,950	—	—	154,537	—	237,252
Direxion Daily Financial Bear 3X ETF	1,533,367	—	—	3,973,001	—	—
Direxion Daily Financial Bull 3X ETF	15,275,625	181,415,501	—	24,082,233	—	—
Direxion Daily FTSE China Bear 3X ETF	2,912,346	—	—	8,199,014	—	—
Direxion Daily FTSE China Bull 3X ETF	3,518,982	—	—	25,870,732	—	2,879,095
Direxion Daily FTSE Europe Bull 3X ETF	327,773	—	—	762,109	—	5,819
Direxion Daily Healthcare Bull 3X ETF	876,939	—	—	1,880,143	—	—
Direxion Daily Homebuilders & Supplies Bull 3X ETF	1,479,860	—	—	3,905,558	—	7,997
Direxion Daily Industrials Bull 3X ETF	83,955	3,636,487	—	2,195,188	—	—
Direxion Daily Mid Cap Bull 3X ETF	209,114	—	—	986,221	—	7,150
Direxion Daily MSCI Emerging Markets Bear 3X ETF	277,891	—	—	620,822	—	—

177

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Period Ended April 30, 2026 (Unaudited)			Year Ended October 31, 2025
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily MSCI Emerging Markets Bull 3X ETF	$1,215,708	$—	$—	$2,229,310	$—	$—
Direxion Daily MSCI Mexico Bull 3X ETF	140,788	—	—	783,139	—	26,251
Direxion Daily MSCI South Korea Bull 3X ETF	2,267,745	—	—	2,065,447	—	46,735
Direxion Daily Pharmaceutical & Medical Bull 3X ETF	58,730	—	—	107,317	—	—
Direxion Daily Real Estate Bear 3X ETF	535,462	—	—	1,783,069	—	—
Direxion Daily Real Estate Bull 3X ETF	554,544	—	—	1,375,769	—	136,053
Direxion Daily Regional Banks Bull 3X ETF	5,829,181	—	—	12,995,321	—	—
Direxion Daily Retail Bull 3X ETF	90,544	—	—	334,722	—	32,400
Direxion Daily S&P 500® Bear 3X ETF	6,250,844	—	—	14,948,245	—	—
Direxion Daily S&P 500® Bull 3X ETF	15,673,723	—	—	50,861,159	—	—
Direxion Daily S&P 500® High Beta Bear 3X ETF	504,253	—	—	980,052	—	—
Direxion Daily S&P 500® High Beta Bull 3X ETF	—	1,362,338	—	253,568	—	—
Direxion Daily S&P Biotech Bear 3X ETF	1,335,326	—	—	1,799,540	—	—
Direxion Daily S&P Biotech Bull 3X ETF	4,388,883	—	—	4,028,978	—	—
Direxion Daily Semiconductor Bear 3X ETF	21,481,873	—	—	33,058,208	—	—
Direxion Daily Semiconductor Bull 3X ETF	—	—	—	96,576,367	—	—
Direxion Daily Small Cap Bear 3X ETF	4,488,463	—	—	8,683,587	—	—
Direxion Daily Small Cap Bull 3X ETF	1,782,729	—	—	27,201,564	—	1,245,439
Direxion Daily Technology Bear 3X ETF	1,508,327	—	—	2,796,074	—	—
Direxion Daily Technology Bull 3X ETF	3,491,540	266,446,109	—	17,186,694	—	—
Direxion Daily Transportation Bull 3X ETF	60,220	—	—	182,165	—	42
Direxion Daily Utilities Bull 3X ETF	382,228	—	—	622,214	—	—

178

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
At October 31, 2025, the components of accumulated earnings/(losses) of the Funds on a tax basis were as follows:

Funds	Net Unrealized Appreciation/ (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Daily 20+ Year Treasury Bear 3X ETF	$(26,331,653)	$523,273	$—	$(639,749,263)	$(665,557,643)
Direxion Daily 20+ Year Treasury Bull 3X ETF	(1,141,348,335)	12,890,774	—	(973,689,914)	(2,102,147,475)
Direxion Daily 7-10 Year Treasury Bear 3X ETF	(956,752)	35,826	—	(45,088,077)	(46,009,003)
Direxion Daily 7-10 Year Treasury Bull 3X ETF	(483,614)	119,572	—	(17,440,116)	(17,804,158)
Direxion Daily Aerospace & Defense Bull 3X ETF	194,504,576	28,857,622	—	—	223,362,198
Direxion Daily Consumer Discretionary Bull 3X ETF	2,193,547	—	—	(10,800,814)	(8,607,267)
Direxion Daily Dow Jones Internet Bear 3X ETF	(7,297,040)	43,513	—	(63,683,231)	(70,936,758)
Direxion Daily Dow Jones Internet Bull 3X ETF	30,078,583	—	—	(57,520,480)	(27,441,897)
Direxion Daily Financial Bear 3X ETF	(47,360,971)	404,770	—	(3,253,271,003)	(3,300,227,204)
Direxion Daily Financial Bull 3X ETF	217,644,870	183,162,292	—	—	400,807,162
Direxion Daily FTSE China Bear 3X ETF	(176,299,138)	1,062,012	—	(206,893,481)	(382,130,607)
Direxion Daily FTSE China Bull 3X ETF	181,754,171	—	—	(623,857,274)	(442,103,103)
Direxion Daily FTSE Europe Bull 3X ETF	9,693,119	—	—	(15,449,257)	(5,756,138)
Direxion Daily Healthcare Bull 3X ETF	12,201,992	232,072	—	(45,680,848)	(33,246,784)
Direxion Daily Homebuilders & Supplies Bull 3X ETF	(150,283,080)	—	—	(43,974,693)	(194,257,773)
Direxion Daily Industrials Bull 3X ETF	10,310,232	3,636,487	—	—	13,946,719
Direxion Daily Mid Cap Bull 3X ETF	(5,284,079)	—	—	(3,155,270)	(8,439,349)
Direxion Daily MSCI Emerging Markets Bear 3X ETF	(10,457,466)	66,184	—	(342,232,197)	(352,623,479)
Direxion Daily MSCI Emerging Markets Bull 3X ETF	28,759,949	218,665	—	(248,513,998)	(219,535,384)
Direxion Daily MSCI Mexico Bull 3X ETF	5,758,127	—	—	(3,014,427)	2,743,700
Direxion Daily MSCI South Korea Bull 3X ETF	143,355,239	—	—	(14,448,119)	128,907,120
Direxion Daily Pharmaceutical & Medical Bull 3X ETF	1,536,380	45,709	—	(11,388,516)	(9,806,427)
Direxion Daily Real Estate Bear 3X ETF	(12,520,442)	131,792	—	(180,179,007)	(192,567,657)
Direxion Daily Real Estate Bull 3X ETF	(15,498,469)	—	—	(6,302,415)	(21,800,884)

179

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

Funds	Net Unrealized Appreciation/ (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)[1]	Total Accumulated Earnings (Losses)
Direxion Daily Regional Banks Bull 3X ETF	$(125,014,645)	$389,663	$—	$—	$(124,624,982)
Direxion Daily Retail Bull 3X ETF	(3,798,203)	—	—	(78,548,796)	(82,346,999)
Direxion Daily S&P 500® Bear 3X ETF	(393,120,618)	2,004,011	—	(3,297,286,465)	(3,688,403,072)
Direxion Daily S&P 500® Bull 3X ETF	1,451,430,760	507,812	—	—	1,451,938,572
Direxion Daily S&P 500® High Beta Bear 3X ETF	(29,413,909)	162,383	—	(171,706,994)	(200,958,520)
Direxion Daily S&P 500® High Beta Bull 3X ETF	30,380,611	1,362,334	—	—	31,742,945
Direxion Daily S&P Biotech Bear 3X ETF	(55,734,112)	353,194	—	(342,377,312)	(397,758,230)
Direxion Daily S&P Biotech Bull 3X ETF	267,891,220	4,388,875	—	(1,593,548,610)	(1,321,268,515)
Direxion Daily Semiconductor Bear 3X ETF	(1,482,749,022)	6,807,350	—	(2,932,245,561)	(4,408,187,233)
Direxion Daily Semiconductor Bull 3X ETF	6,219,390,963	—	—	—	6,219,390,963
Direxion Daily Small Cap Bear 3X ETF	(244,807,307)	1,279,273	—	(3,760,454,526)	(4,003,982,560)
Direxion Daily Small Cap Bull 3X ETF	263,231,381	—	—	(181,054,543)	82,176,838
Direxion Daily Technology Bear 3X ETF	(86,023,766)	489,091	—	(512,669,863)	(598,204,538)
Direxion Daily Technology Bull 3X ETF	2,036,992,645	266,445,839	—	—	2,303,438,484
Direxion Daily Transportation Bull 3X ETF	(273,362)	—	—	(511,196)	(784,558)
Direxion Daily Utilities Bull 3X ETF	8,178,694	12,650	—	—	8,191,344

[1]	Other Accumulated Earnings (Losses) consist of capital loss carryover and qualified late year losses.
At April 30, 2026, the aggregate gross unrealized appreciation and depreciation of investments for U.S. Federal income tax purposes were as follows:

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Daily 20+ Year Treasury Bear 3X ETF	$175,017,303	$—	$—	$—
Direxion Daily 20+ Year Treasury Bull 3X ETF	2,919,874,273	—	(59,002,919)	(59,002,919)
Direxion Daily 7-10 Year Treasury Bear 3X ETF	10,821,892	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X ETF	39,251,602	—	(205,170)	(205,170)
Direxion Daily Aerospace & Defense Bull 3X ETF	319,145,141	46,870,090	(4,298,136)	42,571,954
Direxion Daily Consumer Discretionary Bull 3X ETF	18,137,614	2,578,504	(333,471)	2,245,033
Direxion Daily Dow Jones Internet Bear 3X ETF	10,358,154	—	—	—
Direxion Daily Dow Jones Internet Bull 3X ETF	101,756,085	16,279,284	(2,980,586)	13,298,698
Direxion Daily Financial Bear 3X ETF	124,258,326	—	—	—
Direxion Daily Financial Bull 3X ETF	1,853,110,125	255,490,398	(31,271,439)	224,218,959

180

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Daily FTSE China Bear 3X ETF	$114,155,012	$—	$—	$—
Direxion Daily FTSE China Bull 3X ETF	850,823,583	—	(12,723,618)	(12,723,618)
Direxion Daily FTSE Europe Bull 3X ETF	52,791,664	1,731,737	—	1,731,737
Direxion Daily Healthcare Bull 3X ETF	141,325,515	14,961,367	(4,100,254)	10,861,113
Direxion Daily Homebuilders & Supplies Bull 3X ETF	585,233,066	12,916,430	(16,799,767)	(3,883,337)
Direxion Daily Industrials Bull 3X ETF	48,066,453	4,249,223	(971,631)	3,277,592
Direxion Daily Mid Cap Bull 3X ETF	71,852,806	11,383,951	(2,446,528)	8,937,423
Direxion Daily MSCI Emerging Markets Bear 3X ETF	45,790,250	—	—	—
Direxion Daily MSCI Emerging Markets Bull 3X ETF	185,888,689	144,883	—	144,883
Direxion Daily MSCI Mexico Bull 3X ETF	23,747,577	734,959	—	734,959
Direxion Daily MSCI South Korea Bull 3X ETF	1,344,586,488	136,333,588	—	136,333,588
Direxion Daily Pharmaceutical & Medical Bull 3X ETF	12,136,878	1,122,761	(723,515)	399,246
Direxion Daily Real Estate Bear 3X ETF	39,608,300	—	—	—
Direxion Daily Real Estate Bull 3X ETF	44,414,696	3,378,711	(2,655,319)	723,392
Direxion Daily Regional Banks Bull 3X ETF	464,711,113	20,239,325	(1,942,259)	18,297,066
Direxion Daily Retail Bull 3X ETF	30,649,499	3,227,609	(232,149)	2,995,460
Direxion Daily S&P 500® Bear 3X ETF	431,369,536	—	—	—
Direxion Daily S&P 500® Bull 3X ETF	5,241,443,688	695,811,185	(144,025,400)	551,785,785
Direxion Daily S&P 500® High Beta Bear 3X ETF	24,480,078	—	—	—
Direxion Daily S&P 500® High Beta Bull 3X ETF	68,543,359	11,493,448	(590,008)	10,903,440
Direxion Daily S&P Biotech Bear 3X ETF	75,100,293	—	—	—
Direxion Daily S&P Biotech Bull 3X ETF	493,053,589	42,547,082	(24,210,054)	18,337,028
Direxion Daily Semiconductor Bear 3X ETF	3,113,508,083	—	—	—
Direxion Daily Semiconductor Bull 3X ETF	15,016,375,245	1,210,261,759	(10,423,582)	1,199,838,177
Direxion Daily Small Cap Bear 3X ETF	325,531,290	—	—	—
Direxion Daily Small Cap Bull 3X ETF	1,319,655,119	206,399,325	—	206,399,325
Direxion Daily Technology Bear 3X ETF	96,150,849	—	—	—
Direxion Daily Technology Bull 3X ETF	3,872,703,236	942,420,256	(68,218,068)	874,202,188
Direxion Daily Transportation Bull 3X ETF	15,807,632	2,122,623	(289,895)	1,832,728
Direxion Daily Utilities Bull 3X ETF	37,713,142	3,395,326	(33,413)	3,361,913

The difference between the book cost of investments and the tax cost of investments is primarily attributable to tax deferral of losses on wash sales and basis adjustments on investments in real estate investment trusts and passive foreign investment companies.
In order to meet certain U.S. excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer to their next fiscal year qualified late year losses. Qualified late ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, October 31, 2025.
At October 31, 2025, no Funds deferred, on a tax basis, qualified late year losses.
Under current law, the Funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years and their character is retained as either short-term and/or long-term.

181

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
At October 31, 2025, for U.S. Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains through the year indicated:

Funds	Utilized in Current Year	Unlimited ST	Unlimited LT
Direxion Daily 20+ Year Treasury Bear 3X ETF	$—	$(639,749,263)	$—
Direxion Daily 20+ Year Treasury Bull 3X ETF	—	(973,689,914)	—
Direxion Daily 7-10 Year Treasury Bear 3X ETF	—	(45,088,077)	—
Direxion Daily 7-10 Year Treasury Bull 3X ETF	—	(15,697,021)	(1,743,095)
Direxion Daily Aerospace & Defense Bull 3X ETF	—	—	—
Direxion Daily Consumer Discretionary Bull 3X ETF	9,561,960	(8,834,043)	(1,966,771)
Direxion Daily Dow Jones Internet Bear 3X ETF	—	(63,683,231)	—
Direxion Daily Dow Jones Internet Bull 3X ETF	64,626,204	(51,400,080)	(6,120,400)
Direxion Daily Financial Bear 3X ETF	—	(3,253,271,003)	—
Direxion Daily Financial Bull 3X ETF	—	—	—
Direxion Daily FTSE China Bear 3X ETF	—	(206,893,481)	—
Direxion Daily FTSE China Bull 3X ETF	—	(618,804,742)	(5,052,532)
Direxion Daily FTSE Europe Bull 3X ETF	2,026,990	(15,201,092)	(248,165)
Direxion Daily Healthcare Bull 3X ETF	—	(32,643,064)	(13,037,784)
Direxion Daily Homebuilders & Supplies Bull 3X ETF	—	(43,775,927)	(198,766)
Direxion Daily Industrials Bull 3X ETF	—	—	—
Direxion Daily Mid Cap Bull 3X ETF	3,664,441	(3,155,270)	—
Direxion Daily MSCI Emerging Markets Bear 3X ETF	—	(342,232,197)	—
Direxion Daily MSCI Emerging Markets Bull 3X ETF	—	(187,477,668)	(61,036,330)
Direxion Daily MSCI Mexico Bull 3X ETF	—	(3,014,427)	—
Direxion Daily MSCI South Korea Bull 3X ETF	13,873,324	(13,471,755)	(976,364)
Direxion Daily Pharmaceutical & Medical Bull 3X ETF	—	(9,981,350)	(1,407,166)
Direxion Daily Real Estate Bear 3X ETF	—	(180,179,007)	—
Direxion Daily Real Estate Bull 3X ETF	—	(6,055,393)	(247,022)
Direxion Daily Regional Banks Bull 3X ETF	—	—	—
Direxion Daily Retail Bull 3X ETF	135,165	(67,203,554)	(11,345,242)
Direxion Daily S&P 500® Bear 3X ETF	—	(3,293,957,039)	(3,329,426)
Direxion Daily S&P 500® Bull 3X ETF	—	—	—
Direxion Daily S&P 500® High Beta Bear 3X ETF	—	(166,137,615)	(5,569,379)
Direxion Daily S&P 500® High Beta Bull 3X ETF	6,199,740	—	—
Direxion Daily S&P Biotech Bear 3X ETF	—	(342,377,312)	—
Direxion Daily S&P Biotech Bull 3X ETF	—	(1,423,975,304)	(169,573,306)
Direxion Daily Semiconductor Bear 3X ETF	—	(2,932,245,561)	—
Direxion Daily Semiconductor Bull 3X ETF	—	—	—
Direxion Daily Small Cap Bear 3X ETF	—	(3,760,454,526)	—
Direxion Daily Small Cap Bull 3X ETF	168,355,410	(179,241,737)	(1,812,806)
Direxion Daily Technology Bear 3X ETF	—	(512,669,863)	—
Direxion Daily Technology Bull 3X ETF	—	—	—
Direxion Daily Transportation Bull 3X ETF	—	(162,962)	(348,234)
Direxion Daily Utilities Bull 3X ETF	—	—	—

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Funds’ financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During this period, the Funds did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of April 30, 2026, open U.S. Federal and state income tax years

182

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
include the tax years ended October 31, 2023 through October 31, 2025. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.
4. CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES
Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” A Creation Unit consists of 50,000 shares. Creation Units of the Bull Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Creation Units of the Bear Funds are issued and redeemed for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund include both cash and in-kind transactions and are disclosed in detail in the Statements of Changes in Net Assets.
Transaction fees are imposed to cover the costs associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total transaction fee. A fixed transaction fee is paid to the transfer agent and is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each Creation Unit purchased or redeemed is applicable to each creation or redemption transaction and is paid to the Fund. Not all Funds will have a transaction fee associated with capital share activity for the year. Transaction fees received by each Fund are presented in the Capital Share Transaction section of the Statements of Changes in Net Assets and any amount receivable as of April 30, 2026 is included in Receivable for Fund shares sold on the Statements of Assets and Liabilities.
5. INVESTMENT TRANSACTIONS
The table below presents each Fund’s investment transactions during the period ended April 30, 2026. Purchases represent the aggregate purchases of investments excluding the cost of in-kind purchases, short-term investment purchases, swaps and futures contracts. Sales represent the aggregate sales of investments excluding proceeds from in-kind sales, short-term investments, swap and future contracts.
Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Daily 20+ Year Treasury Bear 3X ETF	$—	$—	$—	$—
Direxion Daily 20+ Year Treasury Bull 3X ETF	737,268,877	974,527,139	381,970,660	1,426,934,219
Direxion Daily 7-10 Year Treasury Bear 3X ETF	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X ETF	—	6,184,565	1,207,670	1,291,755
Direxion Daily Aerospace & Defense Bull 3X ETF	107,863,236	155,429,938	92,610,184	48,306,836
Direxion Daily Consumer Discretionary Bull 3X ETF	1,423,602	7,221,006	3,653,433	1,993,752
Direxion Daily Dow Jones Internet Bear 3X ETF	—	—	—	—
Direxion Daily Dow Jones Internet Bull 3X ETF	24,455,653	57,797,236	19,360,082	5,953,438
Direxion Daily Financial Bear 3X ETF	—	—	—	—
Direxion Daily Financial Bull 3X ETF	426,879,550	907,372,523	273,601,038	258,041,760
Direxion Daily FTSE China Bear 3X ETF	—	—	—	—
Direxion Daily FTSE China Bull 3X ETF	18,618,945	124,888,500	153,328,935	97,817,447
Direxion Daily FTSE Europe Bull 3X ETF	5,122,260	9,078,527	18,634,437	4,272,119
Direxion Daily Healthcare Bull 3X ETF	19,843,048	24,927,165	13,090,926	32,618,778
Direxion Daily Homebuilders & Supplies Bull 3X ETF	209,415,263	276,382,202	343,803,140	266,205,314
Direxion Daily Industrials Bull 3X ETF	5,807,098	5,495,180	24,805,533	15,351,899
Direxion Daily Mid Cap Bull 3X ETF	15,835,282	18,512,311	5,562,592	5,466,227
Direxion Daily MSCI Emerging Markets Bear 3X ETF	—	—	—	—

183

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Daily MSCI Emerging Markets Bull 3X ETF	$—	$38,283,060	$63,101,394	$26,115,705
Direxion Daily MSCI Mexico Bull 3X ETF	7,306,620	2,095,830	1,829,221	6,246,200
Direxion Daily MSCI South Korea Bull 3X ETF	952,586,366	1,038,429,482	1,015,030,938	405,693,429
Direxion Daily Pharmaceutical & Medical Bull 3X ETF	6,967,820	5,719,830	7,060,421	8,278,476
Direxion Daily Real Estate Bear 3X ETF	—	—	—	—
Direxion Daily Real Estate Bull 3X ETF	1,996,518	7,673,918	6,985,969	13,827,546
Direxion Daily Regional Banks Bull 3X ETF	283,127,656	137,805,720	146,487,554	596,010,513
Direxion Daily Retail Bull 3X ETF	11,067,039	29,761,025	28,952,974	10,880,929
Direxion Daily S&P 500® Bear 3X ETF	—	—	—	—
Direxion Daily S&P 500® Bull 3X ETF	1,127,871,831	1,259,570,541	998,589,878	1,222,397,357
Direxion Daily S&P 500® High Beta Bear 3X ETF	—	—	—	—
Direxion Daily S&P 500® High Beta Bull 3X ETF	12,817,257	37,848,705	42,368,852	10,585,951
Direxion Daily S&P Biotech Bear 3X ETF	—	—	—	—
Direxion Daily S&P Biotech Bull 3X ETF	211,602,094	241,882,214	289,282,887	448,862,342
Direxion Daily Semiconductor Bear 3X ETF	—	—	—	—
Direxion Daily Semiconductor Bull 3X ETF	13,860,507,210	10,634,572,020	13,748,303,122	19,884,163,398
Direxion Daily Small Cap Bear 3X ETF	—	—	—	—
Direxion Daily Small Cap Bull 3X ETF	828,727,750	1,281,923,046	500,225,052	579,790,706
Direxion Daily Technology Bear 3X ETF	—	—	—	—
Direxion Daily Technology Bull 3X ETF	1,558,200,889	2,132,751,921	603,280,958	245,849,233
Direxion Daily Transportation Bull 3X ETF	3,898,429	1,554,063	1,671,787	1,560,964
Direxion Daily Utilities Bull 3X ETF	5,101,583	14,578,478	19,332,215	11,731,644

There were no purchases or sales of long-term U.S. Government securities in the Funds during the period ended April 30, 2026.
6. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each Fund pays the Adviser 0.75% at an annual rate based on its average daily net assets.
The Adviser has agreed to waive a portion of its fees based upon the specific breakpoints listed in the table below based on each Fund’s daily net assets. For the year ended April 30, 2026, the Adviser waived its fee in certain Funds.

Net Asset Range	Advisory Fee Limit
$0- $1,500,000,000	0.75%
$1,500,000,000 - $2,000,000,000	0.70%
$2,000,000,000 - $2,500,000,000	0.65%
$2,500,000,000 - $3,000,000,000	0.60%
Greater than $3,000,000,000	0.55%

Additionally, the Trust has entered into a Management Services Agreement with the Adviser. Under the Management Services Agreement, the Trust pays the Adviser management service fees of 0.05% on the first $25,000,000,000 of the Trust’s daily net assets, 0.0475% on the next $25,000,000,000 of net assets and 0.045% on net assets in excess of $50,000,000,000. This fee compensates the Adviser for performing certain management, administration and compliance functions related to the Trust. This fee is allocated to each Fund based on each Fund’s respective average daily net assets.

184

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to waive its fees and/or reimburse each Fund’s operating expenses to the extent that they exceed 0.95% of each Fund’s respective average daily net assets at least until September 1, 2026. Any expense waiver is subject to recoupment by the Adviser, as applicable, within the following three years if overall expenses fall below these percentage limitations.
The table below presents amounts that the Adviser recouped, reimbursed and the amounts available for potential recoupment by the Adviser.

			Potential Recoupment Amounts Expiring:				Total Potential Recoupment Amount
	Expenses Recouped	Expenses Reimbursed	October 31, 2026	October 31, 2027	October 31, 2028	April 30, 2029
Direxion Daily 20+ Year Treasury Bear 3X ETF	$—	$—	$—	$—	$—	$—	$—
Direxion Daily 20+ Year Treasury Bull 3X ETF	—	—	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X ETF	—	9,280	7,557	13,374	17,126	9,280	47,337
Direxion Daily 7-10 Year Treasury Bull 3X ETF	2,827	—	—	—	—	—	—
Direxion Daily Aerospace & Defense Bull 3X ETF	—	—	—	—	—	—	—
Direxion Daily Consumer Discretionary Bull 3X ETF	—	13,788	28,597	5,465	7,549	13,788	55,399
Direxion Daily Dow Jones Internet Bear 3X ETF	—	8,000	11,227	15,719	19,111	8,000	54,057
Direxion Daily Dow Jones Internet Bull 3X ETF	—	—	—	—	—	—	—
Direxion Daily Financial Bear 3X ETF	—	—	—	—	—	—	—
Direxion Daily Financial Bull 3X ETF	—	—	—	—	—	—	—
Direxion Daily FTSE China Bear 3X ETF	—	—	—	—	—	—	—
Direxion Daily FTSE China Bull 3X ETF	—	—	—	—	—	—	—
Direxion Daily FTSE Europe Bull 3X ETF	538	—	—	—	—	—	—
Direxion Daily Healthcare Bull 3X ETF	—	—	—	—	—	—	—
Direxion Daily Homebuilders & Supplies Bull 3X ETF	—	—	—	—	—	—	—
Direxion Daily Industrials Bull 3X ETF	2,225	53	36,812	3,474	3,029	53	43,368
Direxion Daily Mid Cap Bull 3X ETF	3,435	6	—	496	3,380	6	3,882
Direxion Daily MSCI Emerging Markets Bear 3X ETF	—	32,941	43,760	114,708	69,393	32,941	260,802
Direxion Daily MSCI Emerging Markets Bull 3X ETF	8,424	—	—	—	16,197	—	16,197
Direxion Daily MSCI Mexico Bull 3X ETF	134	1,660	16,493	8,216	5,189	1,660	31,558

185

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

			Potential Recoupment Amounts Expiring:				Total Potential Recoupment Amount
	Expenses Recouped	Expenses Reimbursed	October 31, 2026	October 31, 2027	October 31, 2028	April 30, 2029
Direxion Daily MSCI South Korea Bull 3X ETF	$20,831	$—	$—	$—	$—	$—	$—
Direxion Daily Pharmaceutical & Medical Bull 3X ETF	—	10,952	36,996	25,590	27,140	10,952	100,678
Direxion Daily Real Estate Bear 3X ETF	1,149	134	8,398	1,809	3,437	134	13,778
Direxion Daily Real Estate Bull 3X ETF	5,355	—	10,755	1,967	1,966	—	14,688
Direxion Daily Regional Banks Bull 3X ETF	—	—	—	—	—	—	—
Direxion Daily Retail Bull 3X ETF	294	1,602	—	—	—	1,308	1,308
Direxion Daily S&P 500® Bear 3X ETF	—	—	—	—	—	—	—
Direxion Daily S&P 500® Bull 3X ETF	—	—	—	—	—	—	—
Direxion Daily S&P 500® High Beta Bear 3X ETF	—	5,467	12,944	9,792	13,186	5,467	41,389
Direxion Daily S&P 500® High Beta Bull 3X ETF	1,399	323	34,566	2,424	11,303	323	48,616
Direxion Daily S&P Biotech Bear 3X ETF	4,860	—	—	537	6,703	—	7,240
Direxion Daily S&P Biotech Bull 3X ETF	—	—	—	—	—	—	—
Direxion Daily Semiconductor Bear 3X ETF	—	—	—	—	—	—	—
Direxion Daily Semiconductor Bull 3X ETF	—	—	—	—	—	—	—
Direxion Daily Small Cap Bear 3X ETF	—	—	—	—	—	—	—
Direxion Daily Small Cap Bull 3X ETF	—	—	—	—	—	—	—
Direxion Daily Technology Bear 3X ETF	—	—	—	—	—	—	—
Direxion Daily Technology Bull 3X ETF	—	—	—	—	—	—	—
Direxion Daily Transportation Bull 3X ETF	—	11,230	26,813	15,726	21,656	11,230	75,425
Direxion Daily Utilities Bull 3X ETF	2,879	—	21,350	1,423	2,463	—	25,236

The net amounts receivable (payable) arising from the Investment Advisory Agreement, Management Services Agreement and waiver of any expenses as of April 30, 2026 is presented on the Statement of Assets and Liabilities as “Due from (to) Adviser, net”.

186

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to charge an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No 12b-1 fees were charged by any Fund.
7. FAIR VALUE MEASUREMENTS
The Funds follow authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes of valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:
Level 1 –	Quoted prices in active markets for identical securities
Level 2 –
Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ net assets as of April 30, 2026:

	Asset Class					Liability Class
	Level 1				Level 2	Level 2
Funds	Investment Companies	Common Stocks	Short Term Investments	Futures Contracts*	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Daily 20+ Year Treasury Bear 3X ETF	$—	$—	$175,017,303	$—	$14,065,766	$—
Direxion Daily 20+ Year Treasury Bull 3X ETF	1,823,314,374	—	1,037,556,980	—	—	(161,707,551)
Direxion Daily 7-10 Year Treasury Bear 3X ETF	—	—	10,821,892	—	575,558	—
Direxion Daily 7-10 Year Treasury Bull 3X ETF	29,271,601	—	9,774,831	—	—	(1,477,974)
Direxion Daily Aerospace & Defense Bull 3X ETF	—	258,412,005	103,305,090	—	16,758,496	(5,258,236)
Direxion Daily Consumer Discretionary Bull 3X ETF	—	13,344,285	7,038,362	—	281,569	(30,227)
Direxion Daily Dow Jones Internet Bear 3X ETF	—	—	10,358,154	—	1,121,103	(330,042)
Direxion Daily Dow Jones Internet Bull 3X ETF	—	73,252,594	41,802,189	—	7,525,437	(3,720,849)
Direxion Daily Financial Bear 3X ETF	—	—	124,258,326	—	12,495,611	(3,006,213)
Direxion Daily Financial Bull 3X ETF	—	1,420,323,997	657,005,087	—	41,840,549	(149,842,031)
Direxion Daily FTSE China Bear 3X ETF	—	—	114,155,012	—	18,985,686	—
Direxion Daily FTSE China Bull 3X ETF	417,669,990	—	420,429,975	—	2,550,064	(74,158,776)

187

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Asset Class					Liability Class
	Level 1				Level 2	Level 2
Funds	Investment Companies	Common Stocks	Short Term Investments	Futures Contracts*	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Daily FTSE Europe Bull 3X ETF	$27,389,932	$—	$27,133,469	$—	$1,992,266	$(192,255)
Direxion Daily Healthcare Bull 3X ETF	—	104,599,265	47,587,363	—	—	(14,033,307)
Direxion Daily Homebuilders & Supplies Bull 3X ETF	—	433,221,597	148,128,132	—	21,012,338	(22,605,864)
Direxion Daily Industrials Bull 3X ETF	—	38,185,589	13,158,456	—	9,135,822	—
Direxion Daily Mid Cap Bull 3X ETF	—	56,637,872	24,152,357	—	11,792,422	—
Direxion Daily MSCI Emerging Markets Bear 3X ETF	—	—	45,790,250	—	—	(8,504,083)
Direxion Daily MSCI Emerging Markets Bull 3X ETF	7,903,598	—	178,129,974	—	52,428,218	—
Direxion Daily MSCI Mexico Bull 3X ETF	10,395,076	—	14,087,460	—	3,676,590	—
Direxion Daily MSCI South Korea Bull 3X ETF	796,483,008	—	684,437,068	—	648,441,882	—
Direxion Daily Pharmaceutical & Medical Bull 3X ETF	—	9,604,540	2,931,584	—	1,026,681	—
Direxion Daily Real Estate Bear 3X ETF	—	—	39,608,300	—	—	(6,986,930)
Direxion Daily Real Estate Bull 3X ETF	—	31,209,600	13,928,488	—	8,367,707	—
Direxion Daily Regional Banks Bull 3X ETF	—	337,650,451	145,357,728	—	52,406,484	—
Direxion Daily Retail Bull 3X ETF	—	22,987,788	10,657,171	—	1,215,505	(629,704)
Direxion Daily S&P 500® Bear 3X ETF	—	—	431,369,536	—	—	(42,075,600)
Direxion Daily S&P 500® Bull 3X ETF	—	4,176,356,539	1,616,872,934	—	601,580,940	—
Direxion Daily S&P 500® High Beta Bear 3X ETF	—	—	24,480,078	—	—	(4,958,564)
Direxion Daily S&P 500® High Beta Bull 3X ETF	—	49,930,850	29,515,949	—	21,563,156	—
Direxion Daily S&P Biotech Bear 3X ETF	—	—	75,100,293	—	575,489	(4,784,292)
Direxion Daily S&P Biotech Bull 3X ETF	—	426,417,828	84,972,789	—	51,946,581	—
Direxion Daily Semiconductor Bear 3X ETF	—	—	3,113,508,083	—	—	(1,223,282,015)
Direxion Daily Semiconductor Bull 3X ETF	—	9,609,596,451	6,606,616,971	—	8,120,758,836	—
Direxion Daily Small Cap Bear 3X ETF	—	—	325,531,290	—	—	(47,925,580)

188

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Asset Class					Liability Class
	Level 1				Level 2	Level 2
Funds	Investment Companies	Common Stocks	Short Term Investments	Futures Contracts*	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Daily Small Cap Bull 3X ETF	$1,049,792,065	$—	$476,262,379	$—	$281,772,684	$—
Direxion Daily Technology Bear 3X ETF	—	—	96,150,849	—	—	(16,570,068)
Direxion Daily Technology Bull 3X ETF	—	3,291,244,275	1,455,661,149	—	986,412,339	—
Direxion Daily Transportation Bull 3X ETF	—	12,826,695	4,813,665	—	2,376,824	—
Direxion Daily Utilities Bull 3X ETF	—	26,900,597	14,174,458	—	7,539,153	—

For further detail on each asset class, see each Fund’s Schedule of Investments.
*	Futures contracts and total return swap contracts are valued at the unrealized appreciation/(depreciation).
The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.
There were no Level 3 securities held by the Funds or any transfers between levels during the period ended April 30, 2026.
8. VALUATION OF DERIVATIVE INSTRUMENTS
The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.
The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of April 30, 2026, the Funds were invested in swap contracts. At April 30, 2026, the fair value of derivative instruments, by primary risk, were as follows:

	Asset Derivatives[1]
Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily 20+ Year Treasury Bear 3X ETF	$—	$14,065,766	$14,065,766
Direxion Daily 7-10 Year Treasury Bear 3X ETF	—	575,558	575,558
Direxion Daily Aerospace & Defense Bull 3X ETF	16,758,496	—	16,758,496
Direxion Daily Consumer Discretionary Bull 3X ETF	281,569	—	281,569
Direxion Daily Dow Jones Internet Bear 3X ETF	1,121,103	—	1,121,103
Direxion Daily Dow Jones Internet Bull 3X ETF	7,525,437	—	7,525,437
Direxion Daily Financial Bear 3X ETF	12,495,611	—	12,495,611
Direxion Daily Financial Bull 3X ETF	41,840,549	—	41,840,549
Direxion Daily FTSE China Bear 3X ETF	18,985,686	—	18,985,686

189

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Asset Derivatives[1]
Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily FTSE China Bull 3X ETF	$2,550,064	$—	$2,550,064
Direxion Daily FTSE Europe Bull 3X ETF	1,992,266	—	1,992,266
Direxion Daily Homebuilders & Supplies Bull 3X ETF	21,012,338	—	21,012,338
Direxion Daily Industrials Bull 3X ETF	9,135,822	—	9,135,822
Direxion Daily Mid Cap Bull 3X ETF	11,792,422	—	11,792,422
Direxion Daily MSCI Emerging Markets Bull 3X ETF	52,428,218	—	52,428,218
Direxion Daily MSCI Mexico Bull 3X ETF	3,676,590	—	3,676,590
Direxion Daily MSCI South Korea Bull 3X ETF	648,441,882	—	648,441,882
Direxion Daily Pharmaceutical & Medical Bull 3X ETF	1,026,681	—	1,026,681
Direxion Daily Real Estate Bull 3X ETF	8,367,707	—	8,367,707
Direxion Daily Regional Banks Bull 3X ETF	52,406,484	—	52,406,484
Direxion Daily Retail Bull 3X ETF	1,215,505	—	1,215,505
Direxion Daily S&P 500® Bull 3X ETF	601,580,940	—	601,580,940
Direxion Daily S&P 500® High Beta Bull 3X ETF	21,563,156	—	21,563,156
Direxion Daily S&P Biotech Bear 3X ETF	575,489	—	575,489
Direxion Daily S&P Biotech Bull 3X ETF	51,946,581	—	51,946,581
Direxion Daily Semiconductor Bull 3X ETF	8,120,758,836	—	8,120,758,836
Direxion Daily Small Cap Bull 3X ETF	281,772,684	—	281,772,684
Direxion Daily Technology Bull 3X ETF	986,412,339	—	986,412,339
Direxion Daily Transportation Bull 3X ETF	2,376,824	—	2,376,824
Direxion Daily Utilities Bull 3X ETF	7,539,153	—	7,539,153

[1]	Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.

	Liability Derivatives[2]
Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily 20+ Year Treasury Bull 3X ETF	$—	$161,707,551	$161,707,551
Direxion Daily 7-10 Year Treasury Bull 3X ETF	—	1,477,974	1,477,974
Direxion Daily Aerospace & Defense Bull 3X ETF	5,258,236	—	5,258,236
Direxion Daily Consumer Discretionary Bull 3X ETF	30,227	—	30,227
Direxion Daily Dow Jones Internet Bear 3X ETF	330,042	—	330,042
Direxion Daily Dow Jones Internet Bull 3X ETF	3,720,849	—	3,720,849
Direxion Daily Financial Bear 3X ETF	3,006,213	—	3,006,213
Direxion Daily Financial Bull 3X ETF	149,842,031	—	149,842,031
Direxion Daily FTSE China Bull 3X ETF	74,158,776	—	74,158,776
Direxion Daily FTSE Europe Bull 3X ETF	192,255	—	192,255
Direxion Daily Healthcare Bull 3X ETF	14,033,307	—	14,033,307
Direxion Daily Homebuilders & Supplies Bull 3X ETF	22,605,864	—	22,605,864
Direxion Daily MSCI Emerging Markets Bear 3X ETF	8,504,083	—	8,504,083
Direxion Daily Real Estate Bear 3X ETF	6,986,930	—	6,986,930
Direxion Daily Retail Bull 3X ETF	629,704	—	629,704
Direxion Daily S&P 500® Bear 3X ETF	42,075,600	—	42,075,600
Direxion Daily S&P 500® High Beta Bear 3X ETF	4,958,564	—	4,958,564
Direxion Daily S&P Biotech Bear 3X ETF	4,784,292	—	4,784,292
Direxion Daily Semiconductor Bear 3X ETF	1,223,282,015	—	1,223,282,015
Direxion Daily Small Cap Bear 3X ETF	47,925,580	—	47,925,580
Direxion Daily Technology Bear 3X ETF	16,570,068	—	16,570,068

[2]	Statements of Assets and Liabilities location: Unrealized depreciation on swap contracts.

190

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
Transactions in derivative instruments during the period ended April 30, 2026 by primary risk, were as follows:

		Net Realized Gain (Loss)[1]		Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk
Direxion Daily 20+ Year Treasury Bear 3X ETF	Swap Contracts	$—	$13,442,571	$—	$9,928,743
Direxion Daily 20+ Year Treasury Bull 3X ETF	Swap Contracts	—	(154,513,592)	—	(306,301,938)
Direxion Daily 7-10 Year Treasury Bear 3X ETF	Swap Contracts	—	(258,795)	—	882,441
Direxion Daily 7-10 Year Treasury Bull 3X ETF	Swap Contracts	—	1,053,680	—	(3,337,052)
Direxion Daily Aerospace & Defense Bull 3X ETF	Swap Contracts	89,297,952	—	(139,289,746)	—
Direxion Daily Consumer Discretionary Bull 3X ETF	Swap Contracts	4,612,774	—	(6,899,578)	—
Direxion Daily Dow Jones Internet Bear 3X ETF	Swap Contracts	(416,099)	—	2,820,432	—
Direxion Daily Dow Jones Internet Bull 3X ETF	Swap Contracts	14,994,504	—	(43,222,860)	—
Direxion Daily Financial Bear 3X ETF	Swap Contracts	(13,078,404)	—	9,397,459	—
Direxion Daily Financial Bull 3X ETF	Swap Contracts	153,312,344	—	(268,389,660)	—
Direxion Daily FTSE China Bear 3X ETF	Swap Contracts	(29,611,858)	—	61,404,790	—
Direxion Daily FTSE China Bull 3X ETF	Swap Contracts	270,823,187	—	(481,317,673)	—
Direxion Daily FTSE Europe Bull 3X ETF	Swap Contracts	13,738,833	—	(9,292,601)	—
Direxion Daily Healthcare Bull 3X ETF	Swap Contracts	38,560,685	—	(35,350,759)	—
Direxion Daily Homebuilders & Supplies Bull 3X ETF	Swap Contracts	(22,962,683)	—	(27,390,058)	—
Direxion Daily Industrials Bull 3X ETF	Swap Contracts	9,408,296	—	(1,553,627)	—
Direxion Daily Mid Cap Bull 3X ETF	Swap Contracts	14,952,840	—	(21,795)	—
Direxion Daily MSCI Emerging Markets Bear 3X ETF	Swap Contracts	(11,976,897)	—	(2,698,796)	—
Direxion Daily MSCI Emerging Markets Bull 3X ETF	Swap Contracts	37,085,908	—	13,603,433	—
Direxion Daily MSCI Mexico Bull 3X ETF	Swap Contracts	11,735,433	—	(6,621,687)	—
Direxion Daily MSCI South Korea Bull 3X ETF	Swap Contracts	192,557,577	—	515,977,680	—
Direxion Daily Pharmaceutical & Medical Bull 3X ETF	Swap Contracts	5,844,934	—	(2,563,224)	—
Direxion Daily Real Estate Bear 3X ETF	Swap Contracts	2,618,281	—	(11,974,892)	—
Direxion Daily Real Estate Bull 3X ETF	Swap Contracts	35,900	—	8,458,074	—
Direxion Daily Regional Banks Bull 3X ETF	Swap Contracts	218,796,837	—	30,019,570	—
Direxion Daily Retail Bull 3X ETF	Swap Contracts	10,632,403	—	(7,536,184)	—
Direxion Daily S&P 500® Bear 3X ETF	Swap Contracts	(144,785,394)	—	87,686,749	—

191

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

		Net Realized Gain (Loss)[1]		Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk
Direxion Daily S&P 500® Bull 3X ETF	Swap Contracts	$1,267,970,266	$—	$(882,214,519)	$—
Direxion Daily S&P 500® High Beta Bear 3X ETF	Swap Contracts	(25,975,103)	—	10,220,451	—
Direxion Daily S&P 500® High Beta Bull 3X ETF	Swap Contracts	36,322,919	—	(12,919,722)	—
Direxion Daily S&P Biotech Bear 3X ETF	Swap Contracts	(76,329,967)	—	32,479,226	—
Direxion Daily S&P Biotech Bull 3X ETF	Swap Contracts	561,331,640	—	(386,244,229)	—
Direxion Daily Semiconductor Bear 3X ETF	Swap Contracts	(1,134,162,142)	—	(733,512,239)	—
Direxion Daily Semiconductor Bull 3X ETF	Swap Contracts	11,130,452,150	—	1,233,058,452	—
Direxion Daily Small Cap Bear 3X ETF	Swap Contracts	(106,750,498)	—	(1,542,210)	—
Direxion Daily Small Cap Bull 3X ETF	Swap Contracts	718,087,798	—	(356,678,270)	—
Direxion Daily Technology Bear 3X ETF	Swap Contracts	(40,060,930)	—	21,611,293	—
Direxion Daily Technology Bull 3X ETF	Swap Contracts	1,214,450,095	—	(988,202,741)	—
Direxion Daily Transportation Bull 3X ETF	Swap Contracts	2,463,209	—	254,056	—
Direxion Daily Utilities Bull 3X ETF	Swap Contracts	4,868,132	—	827,234	—

[1]	Statements of Operations location: Net realized gain (loss) on swap and futures contracts.
[2]	Statements of Operations location: Change in net unrealized appreciation (depreciation) on swap and futures contracts.
For the period ended April 30, 2026, the volume of the derivatives held by the Funds was as follows:

	Quarterly Average Gross Notional Amounts
	Long Total Return Swap Contracts	Short Total Return Swap Contracts	Long Futures Contracts
Direxion Daily 20+ Year Treasury Bear 3X ETF	$—	$516,684,480	$—
Direxion Daily 20+ Year Treasury Bull 3X ETF	8,171,978,398	—	—
Direxion Daily 7-10 Year Treasury Bear 3X ETF	—	30,337,111	—
Direxion Daily 7-10 Year Treasury Bull 3X ETF	98,235,968	—	—
Direxion Daily Aerospace & Defense Bull 3X ETF	862,464,599	—	—
Direxion Daily Consumer Discretionary Bull 3X ETF	48,555,428	—	—
Direxion Daily Dow Jones Internet Bear 3X ETF	—	32,291,548	—
Direxion Daily Dow Jones Internet Bull 3X ETF	258,961,605	—	—
Direxion Daily Financial Bear 3X ETF	—	353,085,694	—
Direxion Daily Financial Bull 3X ETF	5,099,634,912	—	—
Direxion Daily FTSE China Bear 3X ETF	—	481,814,016	—
Direxion Daily FTSE China Bull 3X ETF	2,015,366,410	—	—
Direxion Daily FTSE Europe Bull 3X ETF	113,312,087	—	—
Direxion Daily Healthcare Bull 3X ETF	362,168,445	—	—
Direxion Daily Homebuilders & Supplies Bull 3X ETF	1,275,625,802	—	—
Direxion Daily Industrials Bull 3X ETF	92,999,080	—	—
Direxion Daily Mid Cap Bull 3X ETF	164,767,678	—	—
Direxion Daily MSCI Emerging Markets Bear 3X ETF	—	67,673,591	—

192

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Quarterly Average Gross Notional Amounts
	Long Total Return Swap Contracts	Short Total Return Swap Contracts	Long Futures Contracts
Direxion Daily MSCI Emerging Markets Bull 3X ETF	$444,179,461	$—	$—
Direxion Daily MSCI Mexico Bull 3X ETF	49,068,173	—	—
Direxion Daily MSCI South Korea Bull 3X ETF	1,561,285,854	—	—
Direxion Daily Pharmaceutical & Medical Bull 3X ETF	30,828,547	—	—
Direxion Daily Real Estate Bear 3X ETF	—	113,514,107	—
Direxion Daily Real Estate Bull 3X ETF	114,517,993	—	—
Direxion Daily Regional Banks Bull 3X ETF	1,404,917,611	—	—
Direxion Daily Retail Bull 3X ETF	67,712,884	—	—
Direxion Daily S&P 500® Bear 3X ETF	—	1,093,844,205	—
Direxion Daily S&P 500® Bull 3X ETF	12,634,858,705	—	—
Direxion Daily S&P 500® High Beta Bear 3X ETF	—	61,970,368	—
Direxion Daily S&P 500® High Beta Bull 3X ETF	134,291,290	—	—
Direxion Daily S&P Biotech Bear 3X ETF	—	201,525,151	—
Direxion Daily S&P Biotech Bull 3X ETF	1,287,653,530	—	—
Direxion Daily Semiconductor Bear 3X ETF	—	3,510,071,594	—
Direxion Daily Semiconductor Bull 3X ETF	27,227,403,019	—	—
Direxion Daily Small Cap Bear 3X ETF	—	783,040,436	—
Direxion Daily Small Cap Bull 3X ETF	3,548,796,341	—	—
Direxion Daily Technology Bear 3X ETF	—	249,886,129	—
Direxion Daily Technology Bull 3X ETF	9,175,505,145	—	—
Direxion Daily Transportation Bull 3X ETF	33,594,463	—	—
Direxion Daily Utilities Bull 3X ETF	92,996,463	—	—

The Funds utilize this volume of derivatives in order to obtain leverage to meet the investment objectives of 300% or -300% daily performance of their respective indices.
9. PRINCIPAL RISKS
Below are some of the principal risks of investing in the Funds. Please refer to the Funds’ prospectus for a full discussion.
Counterparty Risk – A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Funds’ counterparties are generally required to post collateral to the Funds to the extent of the Funds’ daily exposure to such counterparties. However, to the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described in this paragraph. In addition, there may be a delay associated with realization by the Funds of the collateral posted by such counterparties in the event of counterparty default or bankruptcy. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding, and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
Sector Concentration Risk – The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.
Daily Index Correlation/Tracking Risk – A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment

193

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds’ ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.
Certain Funds are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in performance relative to the index performance times the stated fund multiple.
Derivatives Risk – The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions.
In addition, the Fund’s investments in derivatives are subject to the following risks:
• Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular index or an ETF that seeks to track an index. Swaps are subject to counterparty, valuation and leveraging risks.
• Futures Contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. Futures contracts are subject to liquidity risks; there may not be a liquid secondary market for the futures contracts and the Fund may not be able to enter into a closing transaction. Exchanges may also limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability of the Fund to implement its leveraged investment strategy. Futures markets are highly volatile and the use of futures may increase the Fund’s volatility. Futures contracts are also subject to leverage risk.
Foreign Securities Risk – Investments in foreign securities directly or indirectly through investments in exchange traded funds which track foreign securities involve greater risks than investing in domestic securities. As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws, accounting and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.
Leverage Risk – Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap and future agreements may be used to create leverage. Each Fund employs leveraged investment techniques to achieve its investment objective.
Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Adviser. Additionally, certain counterparties may have the

194

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)
ability to demand repayment at any time, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.
10. ADDITIONAL INFORMATION
On March 5, 2026, shares of the following Funds were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to decrease the number of shares outstanding and increase the net asset value. The reverse stock split has no impact on the net assets of the Fund or the value of a shareholder’s investment in the Fund. A summary of the reverse stock splits is as follows:

Funds	Effective Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
Direxion Daily S&P 500® High Beta Bear 3X ETF	3/5/2026	1:10	4.23	42.30	5,875,454	587,545
Direxion Daily Semiconductor Bear 3X ETF	3/5/2026	1:20	1.94	38.80	501,936,522	25,096,826

11. SUBSEQUENT EVENTS
Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure besides those noted below.
On June 22, 2026, certain Funds declared income distributions with an ex-date of June 23, 2026 and payable date of June 30, 2026. The specific Funds and per share amounts of the distributions are listed below.

Funds	Per Share Income Distribution
Direxion Daily 20+ Year Treasury Bear 3X ETF	$0.24107
Direxion Daily 20+ Year Treasury Bull 3X ETF	0.36506
Direxion Daily 7-10 Year Treasury Bear 3X ETF	0.08042
Direxion Daily 7-10 Year Treasury Bull 3X ETF	0.19709
Direxion Daily Aerospace & Defense Bull 3X ETF	0.02138
Direxion Daily Consumer Discretionary Bull 3X ETF	0.09679
Direxion Daily Dow Jones Internet Bear 3X ETF	0.10828
Direxion Daily Dow Jones Internet Bull 3X ETF	0.03353
Direxion Daily Financial Bear 3X ETF	0.25252
Direxion Daily Financial Bull 3X ETF	0.53165
Direxion Daily FTSE China Bear 3X ETF	0.16314
Direxion Daily FTSE China Bull 3X ETF	0.20943
Direxion Daily FTSE Europe Bull 3X ETF	0.39382
Direxion Daily Healthcare Bull 3X ETF	0.37460
Direxion Daily Homebuilders & Supplies Bull 3X ETF	0.10125
Direxion Daily Industrials Bull 3X ETF	0.08858
Direxion Daily Mid Cap Bull 3X ETF	0.11439
Direxion Daily MSCI Emerging Markets Bear 3X ETF	0.22426
Direxion Daily MSCI Emerging Markets Bull 3X ETF	0.39683
Direxion Daily MSCI Mexico Bull 3X ETF	0.22894
Direxion Daily Pharmaceutical & Medical Bull 3X ETF	0.01517
Direxion Daily Real Estate Bear 3X ETF	0.16475
Direxion Daily Real Estate Bull 3X ETF	0.05703
Direxion Daily Regional Banks Bull 3X ETF	0.67119
Direxion Daily Retail Bull 3X ETF	0.02637

195

Direxion Shares ETF Trust
Notes to the Financial Statements
April 30, 2026 (Unaudited)(Continued)

Funds	Per Share Income Distribution
Direxion Daily S&P 500® Bear 3X ETF	$0.23859
Direxion Daily S&P 500® Bull 3X ETF	0.52306
Direxion Daily S&P 500® High Beta Bear 3X ETF	0.14997
Direxion Daily S&P 500® High Beta Bull 3X ETF	0.07474
Direxion Daily S&P Biotech Bear 3X ETF	0.07523
Direxion Daily Semiconductor Bear 3X ETF	0.03750
Direxion Daily Small Cap Bear 3X ETF	0.03768
Direxion Daily Small Cap Bull 3X ETF	0.08751
Direxion Daily Technology Bear 3X ETF	0.05088
Direxion Daily Technology Bull 3X ETF	0.20931
Direxion Daily Transportation Bull 3X ETF	0.04983
Direxion Daily Utilities Bull 3X ETF	0.13225

196

Direxion Shares ETF Trust
ADDITIONAL INFORMATION (Unaudited)
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available on the Funds’ website www.direxion.com.
FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE TAX YEAR
For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentage of ordinary income distribution designated as qualifying for the corporate dividend received deduction (“DRD”), the individual qualified dividend rate (“QDI”), the qualified interest income rate (“QII”), and the qualified short-term gain rate (“QSTG”) is presented below.

Funds	DRD	QDI	QII	QSTG
Direxion Daily 20+ Year Treasury Bear 3X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily 20+ Year Treasury Bull 3X ETF	72.46%	72.46%	0.00%	0.00%
Direxion Daily 7-10 Year Treasury Bear 3X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily 7-10 Year Treasury Bull 3X ETF	83.89%	83.89%	0.00%	0.00%
Direxion Daily Aerospace & Defense Bull 3X ETF	3.66%	3.66%	0.00%	94.79%
Direxion Daily Consumer Discretionary Bull 3X ETF	80.69%	80.69%	0.00%	0.00%
Direxion Daily Dow Jones Internet Bear 3X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily Dow Jones Internet Bull 3X ETF	100.00%	100.00%	0.00%	0.00%
Direxion Daily Financial Bear 3X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily Financial Bull 3X ETF	5.64%	5.64%	0.00%	0.00%
Direxion Daily FTSE China Bear 3X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily FTSE China Bull 3X ETF	74.68%	74.68%	0.00%	0.00%
Direxion Daily FTSE Europe Bull 3X ETF	72.91%	72.91%	0.00%	0.00%
Direxion Daily Healthcare Bull 3X ETF	100.00%	100.00%	0.00%	0.00%
Direxion Daily Homebuilders & Supplies Bull 3X ETF	51.70%	51.70%	0.00%	0.00%
Direxion Daily Industrials Bull 3X ETF	6.22%	6.22%	0.00%	88.14%
Direxion Daily Mid Cap Bull 3X ETF	81.27%	81.27%	0.00%	0.00%
Direxion Daily MSCI Emerging Markets Bear 3X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily MSCI Emerging Markets Bull 3X ETF	2.91%	2.91%	0.00%	0.00%
Direxion Daily MSCI Mexico Bull 3X ETF	66.97%	66.97%	0.00%	0.00%
Direxion Daily MSCI South Korea Bull 3X ETF	67.27%	67.27%	0.00%	0.00%
Direxion Daily Pharmaceutical & Medical Bull 3X ETF	71.63%	71.63%	0.00%	0.00%
Direxion Daily Real Estate Bear 3X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily Real Estate Bull 3X ETF	51.13%	51.13%	0.00%	0.00%
Direxion Daily Regional Banks Bull 3X ETF	6.05%	6.05%	0.00%	0.00%
Direxion Daily Retail Bull 3X ETF	98.01%	98.01%	0.00%	0.00%
Direxion Daily S&P 500® Bear 3X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily S&P 500® Bull 3X ETF	3.86%	3.86%	0.00%	0.00%
Direxion Daily Small Cap Bull 3X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily Small Cap Bear 3X ETF	9.60%	9.60%	0.00%	0.00%
Direxion Daily S&P 500® High Beta Bear 3X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily S&P 500® High Beta Bull 3X ETF	11.79%	11.79%	0.00%	0.00%
Direxion Daily S&P Biotech Bear 3X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily S&P Biotech Bull 3X ETF	3.23%	3.23%	0.00%	0.00%
Direxion Daily Semiconductor Bear 3X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily Semiconductor Bull 3X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily Technology Bear 3X ETF	0.00%	0.00%	0.00%	0.00%
Direxion Daily Technology Bull 3X ETF	2.32%	2.32%	0.00%	26.34%
Direxion Daily Transportation Bull 3X ETF	92.76%	92.76%	0.00%	0.00%
Direxion Daily Utilities Bull 3X ETF	5.97%	5.97%	0.00%	0.00%

197

Direxion Shares ETF Trust
ADDITIONAL INFORMATION (Unaudited)(Continued)
The Funds are designating as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ending October 31, 2025. To the extent necessary to fully distribute such capital gain, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.
DISCLOSURE OF PORTFOLIO HOLDINGS
Each Fund files its complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling 1-800-850-0511. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Funds use to determine how to vote proxies related to portfolio securities is provided in the SAI. The SAI is available without charge upon request by calling 1-800-850-0511, by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.direxion.com. Information on how the Funds voted proxies related to portfolio securities during the period ended April 30, 2026, is available without charge, upon request, by calling 1-800-850-0511 or by accessing the website of the SEC.

198

DIREXION SHARES ETF TRUST
FORM N-CSR ITEMS (Unaudited)
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END INVESTMENT COMPANIES
There were no changes in or disagreements with accountants during the period covered by this report.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END INVESTMENT COMPANIES
There were no matters submitted to a vote of shareholders during the period covered by this report.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS FOR OPEN-END INVESTMENT COMPANIES
The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $225,000 annual retainer (paid in monthly increments) for services provided as a Board member. Such fees are allocated between the Funds and other affiliated funds. Each Fund’s share of these fees, together with reimbursable expenses of the Trustees, is reflected on the Statements of Operations as “Trustees fees and expenses”.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Not applicable.

199

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a2(a)). Filed herewith.

(4) Not applicable.

(5) Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Shares ETF Trust

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Executive Officer

Date	July 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Executive Officer

Date	July 8, 2026

By (Signature and Title)	/s/ Corey Noltner
Corey Noltner, Principal Financial Officer

Date	July 8, 2026